UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                                                        FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number                 811-07572
                                                    --------------------------

                       Principal Investors Fund, Inc.
------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                       711 High Street, Des Moines, IA 50392-2080
------------------------------------------------------------------------------
(Address of principal executive offices)                        (Zip code)

          Princor Financial Services Corporation, Des Moines, IA 50392-2080
------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2005
                                   ---------------------------

Date of reporting period:          January 31, 2005
                                   ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                        BOND & MORTGAGE SECURITIES FUND

                          JANUARY 31, 2005 (UNAUDITED)

                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (64.21%)
ADVANCED MATERIALS & PRODUCTS (0.07%)
 Hexcel
                                                       $                      $
  9.75%; 01/15/09                                          500,000                  521,250
AEROSPACE & DEFENSE (0.02%)
 Northrop Grumman
  7.75%; 02/15/31                                          100,000                  131,125
AEROSPACE & DEFENSE EQUIPMENT (0.19%)
 DRS Technologies /1/
  6.88%; 11/01/13                                          175,000                  177,625
 GenCorp
  9.50%; 08/15/13                                          350,000                  389,375
 Lockheed Martin
  7.65%; 05/01/16                                          250,000                  306,858
 TransDigm
  8.38%; 07/15/11                                          500,000                  530,000
                                                                                  1,403,858
AGRICULTURAL OPERATIONS (0.39%)
 Bunge Limited Finance
  4.38%; 12/15/08                                        2,790,000                2,799,226
  5.88%; 05/15/13                                          145,000                  155,320
                                                                                  2,954,546
AIRLINES (0.10%)
 Southwest Airlines
  5.10%; 05/01/06                                           56,777                   57,745
  5.50%; 11/01/06                                          650,000                  666,718
                                                                                    724,463
APPAREL MANUFACTURERS (0.06%)
 Phillips Van-Heusen
  7.75%; 11/15/23                                          350,000                  369,250
 Russell
  9.25%; 05/01/10                                          100,000                  107,500
                                                                                    476,750
ASSET BACKED SECURITIES (2.71%)
 Adjustable Rate Mortgage Trust /2/
  3.10%; 02/25/35                                        2,000,000                2,022,754
 Bear Stearns Asset Backed Securities /2/
  3.13%; 03/25/34                                        1,000,000                  999,955
 Chase Funding Mortgage Loan Asset Backed
  Certificates /2/
  2.82%; 09/25/33                                        1,524,809                1,527,119
  3.03%; 09/25/33                                          795,000                  794,965
 Countrywide Asset Backed Certificates
  2.85%; 08/25/32 /2/                                      500,000                  499,978
  2.90%; 10/25/32 /2/                                    2,000,000                2,005,704
  3.03%; 02/25/34 /2/                                    2,285,713                2,285,610
  3.61%; 04/25/30                                          590,000                  589,283
 Master Adjustable Rate Mortgages Trust /2/
  3.63%; 03/25/34                                        1,100,000                1,107,201
 Master Asset Backed Securities Trust /2/
  2.73%; 12/25/34                                        2,000,000                2,000,000
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ASSET BACKED SECURITIES (CONTINUED)
 Morgan Stanley ABS Capital I /2/
                                                       $                      $
  2.76%; 12/25/34                                        1,600,000                1,600,000
  3.41%; 12/25/34                                        1,500,000                1,500,000
 MSDWCC Heloc Trust /2/ /3/
  2.74%; 07/25/17                                        2,000,000                2,000,000
 Residential Asset Mortgage
  Products /2/
  2.76%; 12/25/34                                        1,525,000                1,526,595
                                                                                 20,459,164
AUTO-CARS & LIGHT TRUCKS (0.57%)
 DaimlerChrysler Holding
  3.21%; 08/08/06 /2/                                    1,250,000                1,263,222
  4.05%; 06/04/08                                        1,485,000                1,477,679
  7.25%; 01/18/06                                          550,000                  569,057
 Ford Motor
  7.45%; 07/16/31                                          235,000                  234,448
 General Motors
  7.13%; 07/15/13                                          500,000                  497,317
 Hyundai Motor Manufacturing /1/
  5.30%; 12/19/08                                          225,000                  230,684
                                                                                  4,272,407
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.47%)
 Accuride
  9.25%; 02/01/08                                        1,130,000                1,146,950
 ArvinMeritor
  8.75%; 03/01/12                                          250,000                  279,688
 Collins & Aikman Products
  10.75%; 12/31/11                                         250,000                  247,500
 Dana /1/
  5.85%; 01/15/15                                          585,000                  572,314
 Delco Remy International
  8.63%; 12/15/07                                          400,000                  404,000
 Lear
  7.96%; 05/15/05                                          285,000                  288,741
 Polypore International /1/ /2 4/
  0.00%; 10/01/12                                          100,000                   62,500
 Stanadyne /1/
  10.00%; 08/15/14                                         225,000                  240,750
 Tenneco Automotive /1/
  8.63%; 11/15/14                                          275,000                  286,000
                                                                                  3,528,443
AUTOMOBILE SEQUENTIAL (0.29%)
 Capital Auto Receivables Asset Trust
  4.50%; 10/15/07                                          527,312                  529,568
 DaimlerChrysler Auto Trust
  5.32%; 09/06/06                                          213,649                  214,054
 Honda Auto Receivables Owner Trust
  4.22%; 04/16/07                                        1,174,323                1,175,845
 M&I Auto Loan Trust
  3.04%; 10/20/08                                          250,000                  249,480
                                                                                  2,168,947
BATTERIES & BATTERY SYSTEMS (0.03%)
 Rayovac /1/
  7.38%; 02/01/15                                          250,000                  252,188
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BEVERAGES-NON-ALCOHOLIC (0.06%)
 Bottling Group
                                                       $                      $
  4.63%; 11/15/12                                          110,000                  111,977
 Coca-Cola HBC Finance
  5.13%; 09/17/13                                          345,000                  355,771
                                                                                    467,748
BEVERAGES-WINE & SPIRITS (0.29%)
 Diageo Capital
  2.76%; 04/20/07 /2/                                    1,975,000                1,976,783
  3.38%; 03/20/08                                          200,000                  197,158
                                                                                  2,173,941
BREWERY (0.22%)
 Cia Brasileira de Bebidas
  8.75%; 09/15/13                                          220,000                  258,500
  10.50%; 12/15/11                                         405,000                  508,781
 Coors Brewing
  6.38%; 05/15/12                                          830,000                  914,917
                                                                                  1,682,198
BROADCASTING SERVICES & PROGRAMMING (0.28%)
 Clear Channel Communications
  4.50%; 01/15/10                                        1,250,000                1,227,366
 Fisher Communications /1/
  8.63%; 09/15/14                                          160,000                  172,200
 Grupo Televisa
  8.50%; 03/11/32                                          160,000                  186,200
 Liberty Media
  3.50%; 09/25/06                                          550,000                  544,611
                                                                                  2,130,377
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.24%)
 CRH America
  5.30%; 10/15/13                                          135,000                  139,550
  6.40%; 10/15/33                                          250,000                  278,755
 Masco /1/ /2/
  2.70%; 03/09/07                                        1,400,000                1,402,670
                                                                                  1,820,975
BUILDING PRODUCTS-AIR & HEATING (0.02%)
 Goodman Global Holding /1/ /2/
  5.76%; 06/15/12                                          100,000                  102,500
 York International
  6.63%; 08/15/06                                           35,000                   36,337
                                                                                    138,837
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.03%)
 Hanson Overseas
  6.75%; 09/15/05                                          235,000                  239,598
BUILDING PRODUCTS-WOOD (0.05%)
 Ainsworth Lumber
  6.75%; 03/15/14                                          250,000                  242,188
 Celulosa Arauco y Constitucion
  5.13%; 07/09/13                                          115,000                  113,764
                                                                                    355,952
BUILDING-RESIDENTIAL & COMMERCIAL (0.47%)
 Beazer Homes
  8.38%; 04/15/12                                          600,000                  658,500
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BUILDING-RESIDENTIAL & COMMERCIAL (CONTINUED)
 DR Horton
                                                       $                      $
  5.63%; 09/15/14                                          700,000                  709,864
 KB Home
  7.75%; 02/01/10                                          340,000                  369,880
 Meritage Homes
  9.75%; 06/01/11                                          500,000                  552,500
 Ryland Group
  9.75%; 09/01/10                                          675,000                  733,985
 Schuler Homes
  9.38%; 07/15/09                                          500,000                  536,250
                                                                                  3,560,979
CABLE TV (1.37%)
 Charter Communications /1/
  8.38%; 04/30/14                                          500,000                  512,500
 Comcast
  5.30%; 01/15/14                                          220,000                  226,887
  5.85%; 01/15/10                                          520,000                  554,960
  7.05%; 03/15/33                                          500,000                  586,979
 Comcast Cable Communications
  8.38%; 05/01/07                                          500,000                  548,507
 Cox Communications
  3.04%; 12/14/07 /1/ /2/                                1,150,000                1,152,046
  4.63%; 01/15/10 /1/                                    1,500,000                1,493,617
  4.63%; 06/01/13                                          355,000                  342,018
  5.45%; 12/15/14 /1/                                    1,500,000                1,513,569
  5.50%; 10/01/15                                          165,000                  165,647
  7.13%; 10/01/12                                        1,000,000                1,126,339
 EchoStar DBS /1/
  6.63%; 10/01/14                                        1,000,000                1,010,000
 Kabel Deutschland /1/
  10.63%; 07/01/14                                         400,000                  452,000
 Rogers Cablesystems
  10.00%; 03/15/05                                         650,000                  654,062
                                                                                 10,339,131
CASINO HOTELS (0.21%)
 Harrah's Operating
  5.50%; 07/01/10                                          770,000                  794,467
 MGM Mirage
  6.95%; 02/01/05                                          800,000                  800,000
                                                                                  1,594,467
CELLULAR TELECOMMUNICATIONS (0.96%)
 360 Communications
  7.50%; 03/01/06                                          125,000                  130,333
 America Movil
  5.50%; 03/01/14                                          910,000                  916,419
  5.75%; 01/15/15                                          600,000                  608,144
 AT&T Wireless Services
  6.88%; 04/18/05                                          140,000                  141,151
  7.88%; 03/01/11                                          915,000                1,075,766
  8.13%; 05/01/12                                          625,000                  754,910
  8.75%; 03/01/31                                          530,000                  728,966
 Rural Cellular
  8.25%; 03/15/12                                          255,000                  272,850
 Telus
  7.50%; 06/01/07                                        1,415,000                1,527,884
  8.00%; 06/01/11                                          110,000                  130,162
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CELLULAR TELECOMMUNICATIONS (CONTINUED)
 Verizon Wireless Capital
                                                       $                      $
  5.38%; 12/15/06                                          915,000                  943,491
                                                                                  7,230,076
CHEMICALS-DIVERSIFIED (0.30%)
 Chevron Phillips Chemical
  7.00%; 03/15/11                                          655,000                  737,008
 FMC
  6.75%; 05/05/05                                          850,000                  857,459
 ICI Wilmington I
  5.63%; 12/01/13                                          655,000                  682,455
                                                                                  2,276,922
CHEMICALS-SPECIALTY (0.40%)
 Acetex
  10.88%; 08/01/09                                         800,000                  866,000
 Hercules
  6.75%; 10/15/29                                          300,000                  307,500
 Lubrizol
  4.63%; 10/01/09                                          750,000                  751,669
  6.50%; 10/01/34                                          375,000                  404,084
 Nalco
  8.88%; 11/15/13                                          425,000                  463,250
 Westlake Chemical
  8.75%; 07/15/11                                          177,000                  196,913
                                                                                  2,989,416
COAL (0.02%)
 Massey Energy
  6.63%; 11/15/10                                          180,000                  185,400
COATINGS & PAINT (0.08%)
 Resolution Performance Products
  8.00%; 12/15/09                                          250,000                  270,000
 Valspar
  6.00%; 05/01/07                                          305,000                  317,918
                                                                                    587,918
COMMERCIAL BANKS (0.77%)
 Key Bank National Association /2/
  2.33%; 11/03/09                                        3,000,000                2,998,320
 Marshall & Ilsley Bank
  4.13%; 09/04/07                                          200,000                  202,059
 Royal Bank of Scotland Group
  5.00%; 10/01/14                                          220,000                  223,811
 U.S. Bank
  6.38%; 08/01/11                                          275,000                  305,241
 Union Planters Bank
  5.13%; 06/15/07                                          310,000                  320,564
 United Overseas Bank /1/
  4.50%; 07/02/13                                          175,000                  170,402
 Wachovia Bank
  4.88%; 02/01/15                                        1,100,000                1,105,618
  7.80%; 08/18/10                                          385,000                  451,156
                                                                                  5,777,171
COMMERCIAL SERVICE-FINANCE (0.17%)
 Equifax
  6.30%; 07/01/05                                        1,275,000                1,291,497
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COMMERCIAL SERVICES (0.20%)
 Iron Mountain
                                                       $                      $
  6.63%; 01/01/16                                          350,000                  329,875
  8.25%; 07/01/11                                          860,000                  884,725
 Quintiles Transnational
  10.00%; 10/01/13                                         250,000                  282,500
                                                                                  1,497,100
COMPUTER SERVICES (0.11%)
 Unisys
  7.88%; 04/01/08                                          830,000                  842,450
COMPUTERS-INTEGRATED SYSTEMS (0.00%)
 NCR
  7.13%; 06/15/09                                           25,000                   27,470
COMPUTERS-MEMORY DEVICES (0.06%)
 Seagate Technology HDD Holdings
  8.00%; 05/15/09                                          400,000                  430,000
CONTAINERS-METAL & GLASS (0.15%)
 Crown European Holdings
  10.88%; 03/01/13                                         400,000                  469,000
 Owens-Brockway
  8.75%; 11/15/12                                          600,000                  667,500
                                                                                  1,136,500
CONTAINERS-PAPER & PLASTIC (0.09%)
 Intertape Polymer Group /1/
  8.50%; 08/01/14                                          300,000                  303,000
 Norampac
  6.75%; 06/01/13                                          340,000                  356,150
                                                                                    659,150
COPPER ORES (0.03%)
 Codelco /1/
  6.38%; 11/30/12                                          200,000                  222,204
CREDIT CARD ASSET BACKED SECURITIES (3.61%)
 American Express Credit Account Master Trust
  2.73%; 09/15/11 /2/                                      400,000                  401,804
  5.53%; 10/15/08                                          375,000                  384,011
 Bank One Issuance Trust
  2.80%; 03/15/12 /2/                                    2,550,000                2,565,017
  3.59%; 05/17/10                                        1,000,000                  997,126
 Capital One Multi-Asset Execution Trust /2/
  2.70%; 12/15/09                                        1,140,000                1,142,009
 Chase Credit Card Master Trust /2/
  2.68%; 05/15/09                                        1,500,000                1,499,929
  2.83%; 10/15/10                                        1,550,000                1,560,269
  2.83%; 02/15/11                                        2,500,000                2,521,795
 Citibank Credit Card Issuance Trust
  2.70%; 01/15/08                                        1,000,000                  994,403
  2.72%; 05/20/11 /2/                                    2,300,000                2,304,588
  2.88%; 06/25/09 /2/                                    3,250,000                3,263,682
 Citibank Credit Card Master Trust I /2/
  2.75%; 03/10/11                                        1,450,000                1,458,010
 Citibank Omni-S Master Trust
  7.00%; 09/16/09                                        2,000,000                2,045,126
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (CONTINUED)
 Discover Card Master Trust I
                                                       $                      $
  5.75%; 12/15/08                                        1,000,000                1,030,961
 First USA Credit Card Master Trust /2/
  2.49%; 04/18/11                                        3,000,000                3,024,489
 MBNA Credit Card Master Note Trust
  2.86%; 10/15/09 /2/                                    1,600,000                1,608,896
  3.90%; 11/15/07                                          425,000                  426,485
                                                                                 27,228,600
CRUISE LINES (0.28%)
 Royal Caribbean Cruises
  8.75%; 02/02/11                                        1,800,000                2,110,500
DATA PROCESSING & MANAGEMENT (0.03%)
 Certegy
  4.75%; 09/15/08                                          190,000                  194,025
DIAGNOSTIC KITS (0.04%)
 Dade Behring Holdings
  11.91%; 10/03/10                                         242,561                  268,030
DISTRIBUTION-WHOLESALE (0.17%)
 Ingram Micro
  9.88%; 08/15/08                                        1,190,000                1,286,687
DIVERSIFIED FINANCIAL SERVICES (0.57%)
 General Electric Capital
  0.70%; 03/10/40 /1/ /2/                               16,517,253                  476,457
  2.32%; 02/02/09 /2/                                    1,500,000                1,503,381
  4.25%; 12/01/10                                          735,000                  733,287
  4.63%; 09/15/09                                          285,000                  291,461
 John Deere Capital
  3.13%; 12/15/05                                          135,000                  134,697
 NiSource Finance
  3.20%; 11/01/06                                          445,000                  439,223
  7.63%; 11/15/05                                          730,000                  753,626
                                                                                  4,332,132
DIVERSIFIED MANUFACTURING OPERATIONS (0.28%)
 General Electric
  5.00%; 02/01/13                                          840,000                  865,639
 J.B. Poindexter /1/
  8.75%; 03/15/14                                          300,000                  316,500
 Tyco International Group
  6.38%; 02/15/06                                          365,000                  375,624
  6.88%; 01/15/29                                          500,000                  582,027
                                                                                  2,139,790
DIVERSIFIED MINERALS (0.06%)
 Corp. Nacional del Cobre de Chile /1/
  5.50%; 10/15/13                                          180,000                  188,940
 Vale Overseas
  9.00%; 08/15/13                                          235,000                  270,837
                                                                                    459,777
DIVERSIFIED OPERATIONS (0.10%)
 Hutchison Whampoa International /1/
  5.45%; 11/24/10                                          300,000                  311,670
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
DIVERSIFIED OPERATIONS (CONTINUED)
 Hutchison Whampoa International (continued) /1/
                                                       $                      $
  6.50%; 02/13/13                                          425,000                  461,922
                                                                                    773,592
E-COMMERCE-PRODUCTS (0.03%)
 FTD
  7.75%; 02/15/14                                          245,000                  254,188
E-COMMERCE-SERVICES (0.14%)
 InterActiveCorp
  6.75%; 11/15/05                                        1,000,000                1,024,410
ELECTRIC-DISTRIBUTION (0.13%)
 BRL Universal Equipment
  8.88%; 02/15/08                                          950,000                  993,938
ELECTRIC-GENERATION (0.17%)
 CE Casecnan Water & Energy
  11.45%; 11/15/05                                         253,279                  255,811
 Korea East-West Power /1/
  4.88%; 04/21/11                                          195,000                  196,619
 Tenaska Oklahoma /1/
  6.53%; 12/30/14                                          300,000                  302,280
 Tenaska Virginia Partners /1/
  6.12%; 03/30/24                                          355,718                  377,243
 Texas Genco /1/
  6.88%; 12/15/14                                          155,000                  160,425
                                                                                  1,292,378
ELECTRIC-INTEGRATED (3.19%)
 Appalachian Power /2/
  2.86%; 06/29/07                                        2,500,000                2,502,195
 Arizona Public Service
  5.80%; 06/30/14                                          425,000                  456,386
  6.50%; 03/01/12                                          395,000                  440,793
 Carolina Power & Light
  6.50%; 07/15/12                                          200,000                  222,747
  6.65%; 04/01/08                                          200,000                  215,295
  7.50%; 04/01/05                                          750,000                  755,624
 Centerpoint Energy
  5.88%; 06/01/08                                          175,000                  182,523
 Cincinnati Gas & Electric
  5.40%; 06/15/33                                          145,000                  145,220
 Columbus Southern Power
  6.85%; 10/03/05                                          355,000                  363,114
 Consumers Energy
  4.25%; 04/15/08                                           70,000                   70,373
 Dayton Power & Light /1/
  5.13%; 10/01/13                                          400,000                  410,981
 Dominion Resources
  2.59%; 05/15/06 /2/                                    1,795,000                1,799,111
  8.13%; 06/15/10                                          725,000                  849,915
 Entergy Gulf States
  3.60%; 06/01/08                                          165,000                  161,996
 Exelon
  6.75%; 05/01/11                                          155,000                  173,038
 FirstEnergy
  5.50%; 11/15/06                                          400,000                  411,300
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 FirstEnergy (continued)
                                                       $                      $
  6.45%; 11/15/11                                          600,000                  651,123
 FPL Energy Wind Funding /1/
  6.88%; 06/27/17                                          416,240                  433,410
 FPL Group Capital
  3.25%; 04/11/06                                          390,000                  389,266
 Georgia Power /2/
  2.48%; 02/17/09                                        1,750,000                1,750,243
 Indianapolis Power & Light
  7.38%; 08/01/07                                          390,000                  413,740
 Inergy /1/
  6.88%; 12/15/14                                          375,000                  373,125
 Jersey Central Power & Light
  5.63%; 05/01/16                                          180,000                  189,034
 MidAmerican Energy Holdings
  3.50%; 05/15/08                                          975,000                  955,807
  4.63%; 10/01/07                                          180,000                  182,355
 MSW Energy Holdings II
  7.38%; 09/01/10                                          350,000                  365,750
 Northeast Utilities
  3.30%; 06/01/08                                          140,000                  136,773
 Ohio Power
  4.85%; 01/15/14                                          325,000                  325,600
 Oncor Electric Delivery
  6.38%; 05/01/12                                          225,000                  248,999
  7.25%; 01/15/33                                          115,000                  140,906
 Pacific Gas & Electric
  3.60%; 03/01/09                                          395,000                  387,411
  6.05%; 03/01/34                                        1,145,000                1,230,739
 Pepco Holdings
  3.75%; 02/15/06                                          505,000                  506,113
 Power Contract Financing /1/
  5.20%; 02/01/06                                          142,973                  144,930
 PPL Energy Supply
  5.40%; 08/15/14                                          535,000                  551,716
  6.40%; 11/01/11                                           50,000                   55,060
 Progress Energy
  6.75%; 03/01/06                                          534,000                  551,778
 PSEG Power
  6.95%; 06/01/12                                        1,000,000                1,131,153
 PSI Energy
  5.00%; 09/15/13                                          325,000                  329,663
 Puget Energy
  3.36%; 06/01/08                                          175,000                  171,270
 SCANA /2/
  2.74%; 11/15/06                                        1,450,000                1,453,586
 Southern California Edison
  5.00%; 01/15/14                                          160,000                  163,423
  5.00%; 01/15/16                                          755,000                  761,701
  8.00%; 02/15/07                                           87,000                   94,119
 Southwestern Electric Power
  4.50%; 07/01/05                                           80,000                   80,448
 TXU Energy
  6.13%; 03/15/08                                          370,000                  390,042
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Virginia Electric & Power
                                                       $                      $
  4.50%; 12/15/10                                          325,000                  327,351
                                                                                 24,047,245
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.12%)
 Celestica
  7.88%; 07/01/11                                          300,000                  312,750
 Flextronics International
  6.25%; 11/15/14 /1/                                      300,000                  294,000
  6.50%; 05/15/13                                          300,000                  303,750
                                                                                    910,500
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.24%)
 AMI Semiconductor
  10.75%; 02/01/13                                         300,000                  349,500
 Fairchild Semiconductor International
  10.50%; 02/01/09                                       1,100,000                1,157,750
 Freescale Semiconductor
  6.88%; 07/15/11                                          300,000                  318,750
                                                                                  1,826,000
ENGINES-INTERNAL COMBUSTION (0.06%)
 Cummins Engine
  6.45%; 03/01/05                                          435,000                  435,000
EXPORT/IMPORT BANK (0.07%)
 Export-Import Bank of Korea
  4.50%; 08/12/09                                          500,000                  502,107
FEDERAL & FEDERALLY SPONSORED CREDIT (0.04%)
 Federal Farm Credit Bank
  7.25%; 06/12/07                                          180,000                  194,923
 Housing Urban Development
  2.99%; 08/01/05                                          125,000                  125,077
                                                                                    320,000
FIDUCIARY BANKS (0.17%)
 State Street Capital Trust II /2/
  2.79%; 02/15/08                                        1,250,000                1,255,369
FILTRATION & SEPARATION PRODUCTS (0.01%)
 Polypore
  8.75%; 05/15/12                                          100,000                  102,750
FINANCE-AUTO LOANS (1.31%)
 American Honda Finance /1/ /2/
  2.47%; 02/20/07                                        1,750,000                1,751,253
 Ford Motor Credit
  5.70%; 01/15/10                                        1,300,000                1,296,018
  5.80%; 01/12/09                                          225,000                  226,729
  6.13%; 01/09/06                                          400,000                  408,004
  6.50%; 01/25/07                                          905,000                  931,671
  7.38%; 02/01/11                                          515,000                  549,671
  7.88%; 06/15/10                                          850,000                  924,819
 General Motors Acceptance
  3.92%; 10/20/05 /2/                                    1,000,000                1,004,418
  5.63%; 05/15/09                                          700,000                  684,384
  6.13%; 08/28/07                                          140,000                  142,064
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-AUTO LOANS (CONTINUED)
 General Motors Acceptance (continued)
                                                       $                      $
  6.88%; 09/15/11                                          115,000                  115,479
  6.88%; 08/28/12                                        1,590,000                1,586,534
 Toyota Motor Credit
  2.80%; 01/18/06                                          250,000                  248,623
                                                                                  9,869,667
FINANCE-COMMERCIAL (0.62%)
 CIT Group
  2.49%; 02/15/07 /2/                                      875,000                  875,831
  5.13%; 09/30/14                                        1,775,000                1,796,797
 Textron Financial /2/
  2.92%; 10/06/06                                        2,000,000                2,006,574
                                                                                  4,679,202
FINANCE-CONSUMER LOANS (0.79%)
 Household Finance
  2.37%; 02/09/07 /2/                                    1,500,000                1,502,167
  4.13%; 12/15/08                                          700,000                  700,911
  4.13%; 11/16/09                                        1,100,000                1,092,689
  4.63%; 01/15/08                                          100,000                  101,917
  4.75%; 07/15/13                                          275,000                  274,315
  5.75%; 01/30/07                                          700,000                  727,185
  7.00%; 05/15/12                                          510,000                  583,715
 SLM /2/
  2.82%; 01/25/07                                        1,000,000                1,001,289
                                                                                  5,984,188
FINANCE-CREDIT CARD (0.22%)
 Capital One Bank
  5.00%; 06/15/09                                          620,000                  636,475
  6.88%; 02/01/06                                        1,000,000                1,033,090
                                                                                  1,669,565
FINANCE-INVESTMENT BANKER & BROKER (3.34%)
 BCP Caylux Holdings Luxembourg /1/
  9.63%; 06/15/14                                          250,000                  277,500
 Bear Stearns
  2.72%; 09/09/09 /2/                                    1,500,000                1,500,332
  3.00%; 03/30/06                                          615,000                  612,223
  3.03%; 01/30/09 /2/                                    1,000,000                1,002,629
  3.10%; 06/25/34 /2/                                    1,225,000                1,221,636
 Citigroup
  5.13%; 05/05/14                                          375,000                  386,792
  6.63%; 06/15/32                                          810,000                  936,806
  6.75%; 12/01/05                                          820,000                  843,345
 E*Trade Financial /1/
  8.00%; 06/15/11                                          500,000                  537,500
 Goldman Sachs Group
  3.02%; 07/23/09 /2/                                    2,000,000                2,006,968
  3.88%; 01/15/09                                          500,000                  497,738
  5.13%; 01/15/15                                        1,750,000                1,771,583
  5.15%; 01/15/14                                          175,000                  178,539
  5.25%; 04/01/13                                          735,000                  758,743
  5.25%; 10/15/13                                          175,000                  180,181
  6.60%; 01/15/12                                          830,000                  926,678
  6.65%; 05/15/09                                           75,000                   82,380
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Lehman Brothers Holdings
                                                       $                      $
  2.35%; 11/10/09 /2/                                    1,000,000                1,001,500
  2.79%; 04/20/07 /2/                                    1,700,000                1,701,328
  4.25%; 01/27/10                                        1,000,000                  996,990
  4.80%; 03/13/14                                          625,000                  621,628
 Merrill Lynch
  2.46%; 02/06/09 /2/                                    1,500,000                1,500,471
  5.00%; 01/15/15                                          835,000                  837,575
  5.45%; 07/15/14                                          785,000                  819,739
 Morgan Stanley
  2.41%; 02/15/07 /2/                                    1,150,000                1,150,781
  4.75%; 04/01/14                                        1,500,000                1,476,603
  5.30%; 03/01/13                                          290,000                  300,657
  6.75%; 04/15/11                                          465,000                  522,181
  7.75%; 06/15/05                                          275,000                  279,870
 Refco Finance Holdings /1/
  9.00%; 08/01/12                                          225,000                  245,250
                                                                                 25,176,146
FINANCE-LEASING COMPANY (0.03%)
 Boeing Capital
  5.65%; 05/15/06                                          200,000                  205,423
FINANCE-MORTGAGE LOAN/BANKER (4.73%)
 Countrywide Home Loan
  2.45%; 02/17/06 /2/                                      250,000                  250,095
  2.89%; 06/02/06 /2/                                    1,500,000                1,506,824
  4.25%; 12/19/07                                          120,000                  120,739
  4.50%; 01/25/33                                          123,370                  122,804
  5.50%; 02/01/07                                          255,000                  263,151
 Federal Home Loan Bank System
  3.88%; 06/14/13                                          550,000                  533,479
 Federal Home Loan Mortgage
  2.65%; 05/30/08                                        1,750,000                1,691,743
  2.78%; 06/15/18 /2/                                    2,118,324                2,124,293
  2.83%; 02/15/30 /2/                                    1,763,903                1,770,068
  2.83%; 05/15/30 /2/                                    1,390,925                1,395,102
  3.25%; 02/25/08                                        1,250,000                1,235,006
  4.50%; 07/15/13/ 6/                                    6,100,000                6,155,156
  4.63%; 05/28/13                                          675,000                  670,763
  4.75%; 10/11/12                                          300,000                  300,021
  4.75%; 05/06/13                                          575,000                  566,776
  5.13%; 11/07/13                                          600,000                  604,382
  6.25%; 07/15/32                                        2,425,000                2,887,217
  6.75%; 03/15/31                                          762,000                  959,155
 Federal National Mortgage Association
  2.30%; 03/28/06                                          675,000                  667,659
  2.83%; 02/25/18 /2/                                    1,842,576                1,847,236
  2.83%; 02/25/32 /2/                                    2,200,000                2,207,711
  2.88%; 05/19/08                                          550,000                  535,028
  3.70%; 11/01/07                                          440,000                  438,599
  3.88%; 11/17/08                                        1,275,000                1,268,061
  4.32%; 07/26/07                                          175,000                  176,140
  4.75%; 02/21/13                                          800,000                  798,519
  5.25%; 01/15/09                                          350,000                  367,643
  6.00%; 05/15/11                                           75,000                   82,340
  7.25%; 01/15/10                                          250,000                  285,684
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
 Federal National Mortgage Association
  (continued)
                                                       $                      $
  7.25%; 05/15/30                                        2,900,000                3,830,384
                                                                                 35,661,778
FINANCE-OTHER SERVICES (0.12%)
 Newcourt Credit Group
  6.88%; 02/16/05                                           75,000                   75,114
 Verizon Global Funding
  7.75%; 12/01/30                                          650,000                  821,746
                                                                                    896,860
FOOD-DAIRY PRODUCTS (0.06%)
 Dean Foods
  6.75%; 06/15/05                                          450,000                  453,375
FOOD-MEAT PRODUCTS (0.04%)
 Tyson Foods
  6.75%; 06/01/05                                          325,000                  328,823
FOOD-MISCELLANEOUS/DIVERSIFIED (0.46%)
 Chiquita Brands International /1/
  7.50%; 11/01/14                                          250,000                  253,750
 Corn Products International
  8.45%; 08/15/09                                          205,000                  236,507
 Kellogg
  6.00%; 04/01/06                                          285,000                  293,141
 Kraft Foods
  4.00%; 10/01/08                                          300,000                  299,450
  4.13%; 11/12/09                                          900,000                  892,068
  4.63%; 11/01/06                                        1,200,000                1,219,236
  5.63%; 11/01/11                                          125,000                  132,590
  6.25%; 06/01/12                                           20,000                   22,006
  6.50%; 11/01/31                                          130,000                  147,686
                                                                                  3,496,434
FOOD-RETAIL (0.25%)
 Delhaize America
  7.38%; 04/15/06                                          325,000                  337,408
  9.00%; 04/15/31                                          800,000                1,060,086
 Safeway
  7.00%; 09/15/07                                          440,000                  471,650
                                                                                  1,869,144
FOOD-WHOLESALE & DISTRIBUTION (0.01%)
 Sysco International
  6.10%; 06/01/12                                          100,000                  109,910
FORESTRY (0.06%)
 Western Forest Products /1/
  7.50%; 07/28/09                                          400,000                  448,000
GAS-DISTRIBUTION (0.31%)
 Colorado Interstate Gas
  10.00%; 06/15/05                                         650,000                  664,165
 Sempra Energy
  4.75%; 05/15/09                                          475,000                  481,100
  6.95%; 12/01/05                                        1,200,000                1,233,607
                                                                                  2,378,872
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
HOME DECORATION PRODUCTS (0.02%)
 Newell Rubbermaid
                                                       $                      $
  4.00%; 05/01/10                                           95,000                   92,907
  4.63%; 12/15/09                                           95,000                   95,509
                                                                                    188,416
HOME EQUITY-OTHER (2.65%)
 ACE Securities /2/ /3/
  2.81%; 02/25/35                                          800,000                  800,000
 Argent Securities /2/
  2.75%; 02/25/34                                          750,000                  750,405
 Asset Backed Funding Certificates /2/
  2.72%; 02/25/30                                          545,000                  544,977
 CDC Mortgage Capital Trust /2/
  3.10%; 06/25/34                                          700,000                  702,658
 Long Beach Mortgage Loan Trust /2/
  3.06%; 06/25/34                                          310,000                  309,741
  3.61%; 06/25/34                                          370,000                  373,585
 New Century Home Equity Loan Trust /2/
  3.25%; 01/25/34                                        1,500,000                1,512,039
 Option One Mortgage Loan Trust /2/
  2.68%; 02/13/35                                        2,500,000                2,500,391
  2.83%; 11/25/34                                          500,000                  500,887
  3.06%; 05/25/34                                          850,000                  853,469
  3.44%; 02/25/35                                          600,000                  600,562
  3.58%; 05/25/34                                          850,000                  849,961
 Saxon Asset Securities Trust /2/
  2.75%; 03/25/35                                        2,200,000                2,200,000
  2.87%; 10/27/34                                        2,000,000                2,005,520
  3.05%; 03/25/35                                        2,500,000                2,500,000
  3.66%; 03/25/35                                        1,125,000                1,135,282
 Specialty Underwriting & Residential Finance
  /2/
  3.04%; 02/25/35                                          750,000                  749,967
 Wells Fargo Home Equity Trust /2/
  3.03%; 04/25/34                                        1,140,000                1,139,967
                                                                                 20,029,411
HOME EQUITY-SEQUENTIAL (1.30%)
 Ameriquest Mortgage Securities
  2.85%; 02/25/35 /2/                                    1,800,000                1,800,000
  2.73%; 04/25/34 /2/                                      965,000                  964,959
  4.37%; 10/25/33                                        1,500,000                1,504,394
 Residential Asset Securities
  2.97%; 10/25/33 /2/                                    1,700,000                1,710,074
  3.12%; 12/25/33 /2/                                    2,000,000                2,010,472
  3.28%; 08/25/29                                          300,000                  298,519
  4.70%; 10/25/31                                        1,500,000                1,522,309
                                                                                  9,810,727
HOTELS & MOTELS (0.16%)
 Host Marriott
  7.88%; 08/01/08                                        1,212,000                1,243,815
INDEPENDENT POWER PRODUCER (0.03%)
 Reliant Energy
  6.75%; 12/15/14                                          200,000                  195,000
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
INDUSTRIAL AUTOMATION & ROBOTS (0.10%)
 Rockwell International
                                                       $                      $
  6.63%; 06/01/05                                           75,000                   75,797
 UNOVA
  6.88%; 03/15/05                                          400,000                  400,500
  7.00%; 03/15/08                                          300,000                  308,250
                                                                                    784,547
INDUSTRIAL GASES (0.04%)
 Praxair
  4.75%; 07/15/07                                           80,000                   81,976
  6.50%; 03/01/08                                          235,000                  252,525
                                                                                    334,501
INVESTMENT COMPANIES (0.17%)
 Canadian Oil Sands /1/
  4.80%; 08/10/09                                        1,250,000                1,265,374
LIFE & HEALTH INSURANCE (0.44%)
 Hartford Life Global Funding Trusts /2/
  2.66%; 09/15/09                                        2,750,000                2,736,382
 Nationwide Financial Services
  5.63%; 02/13/15                                           45,000                   46,153
 Torchmark
  6.25%; 12/15/06                                          500,000                  522,661
                                                                                  3,305,196
LINEN SUPPLY & RELATED ITEMS (0.02%)
 Cintas
  5.13%; 06/01/07                                          175,000                  180,848
MACHINERY-CONSTRUCTION & MINING (0.06%)
 Terex
  9.25%; 07/15/11                                          400,000                  443,000
MACHINERY-FARM (0.04%)
 Case
  7.25%; 01/15/16                                          300,000                  295,500
MEDICAL INFORMATION SYSTEM (0.05%)
 NDCHealth
  10.50%; 12/01/12                                         350,000                  358,750
MEDICAL PRODUCTS (0.04%)
 Medical Device Manufacturing /1/
  10.00%; 07/15/12                                         250,000                  270,000
MEDICAL-DRUGS (0.16%)
 Biovail
  7.88%; 04/01/10                                          375,000                  388,594
 Elan Finance /1/
  7.75%; 11/15/11                                          400,000                  418,000
 Schering-Plough /2/
  5.55%; 12/01/13                                          385,000                  404,026
                                                                                  1,210,620
MEDICAL-GENERIC DRUGS (0.03%)
 Alpharma /1/
  8.63%; 05/01/11                                          250,000                  259,375
MEDICAL-HMO (0.40%)
 Anthem
  4.88%; 08/01/05                                          430,000                  432,518
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MEDICAL-HMO (CONTINUED)
 Coventry Health Care /1/
                                                       $                      $
  5.88%; 01/15/12                                        1,150,000                1,167,250
 WellPoint /1/
  3.75%; 12/14/07                                          560,000                  557,050
  4.25%; 12/15/09                                          420,000                  418,152
  5.00%; 12/15/14                                          465,000                  467,846
                                                                                  3,042,816
MEDICAL-HOSPITALS (0.26%)
 HCA
  5.25%; 11/06/08                                          330,000                  330,017
  6.38%; 01/15/15                                          400,000                  402,352
  6.95%; 05/01/12                                          465,000                  489,641
  7.13%; 06/01/06                                          210,000                  217,284
  9.00%; 12/15/14                                          200,000                  237,195
 United Surgical Partners International
  10.00%; 12/15/11                                         225,000                  252,563
                                                                                  1,929,052
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.08%)
 Bergen Brunswig
  7.25%; 06/01/05                                          570,000                  577,125
METAL PROCESSORS & FABRICATION (0.08%)
 Mueller Group
  10.00%; 05/01/12                                         300,000                  324,000
 Trimas
  9.88%; 06/15/12                                          250,000                  260,000
                                                                                    584,000
METAL-ALUMINUM (0.04%)
 Novelis /1/
  7.25%; 02/15/15                                          275,000                  281,875
METAL-DIVERSIFIED (0.12%)
 Falconbridge
  5.38%; 06/01/15                                          100,000                   98,986
  7.35%; 06/05/12                                          205,000                  233,139
 Rio Tinto Finance
  5.75%; 07/03/06                                          550,000                  568,066
                                                                                    900,191
MISCELLANEOUS INVESTING (0.16%)
 iStar Financial
  4.88%; 01/15/09                                          515,000                  520,800
 Thornburg Mortgage
  8.00%; 05/15/13                                          500,000                  530,000
 United Dominion Realty Trust
  6.50%; 06/15/09                                          155,000                  167,247
                                                                                  1,218,047
MISCELLANEOUS MANUFACTURERS (0.11%)
 Borden
  9.20%; 03/15/21                                          250,000                  243,125
 ProPex Fabrics /1/
  10.00%; 12/01/12                                         175,000                  177,188
 Samsonite
  8.88%; 06/01/11                                          350,000                  376,687
                                                                                    797,000
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MONEY CENTER BANKS (1.13%)
 Bank of America
                                                       $                      $
  4.75%; 10/15/06                                        1,675,000                1,709,950
  4.88%; 09/15/12                                          680,000                  698,357
  7.40%; 01/15/11                                          345,000                  399,666
 HSBC Holdings
  5.25%; 12/12/12                                          100,000                  104,046
 JP Morgan Chase
  2.63%; 03/09/09 /2/                                    2,000,000                2,003,048
  5.13%; 09/15/14                                        1,265,000                1,288,659
  5.25%; 05/01/15                                        2,300,000                2,352,957
                                                                                  8,556,683
MORTGAGE BACKED SECURITIES (3.63%)
 Banc of America Commercial Mortgage /1/ /2/
  0.05%; 11/10/38                                        6,782,739                  126,335
 Bear Stearns Adjustable Rate Mortgage Trust /2/
  3.52%; 06/25/34                                          610,000                  593,740
 Bear Stearns Commercial Mortgage Securities /1/
  /2/
  0.65%; 05/11/39                                        5,383,753                  143,364
 Bella Vista Mortgage Trust /2/
  2.86%; 12/01/44                                        3,000,000                3,000,000
 Carrington Mortgage Loan Trust /2/
  2.85%; 02/01/35                                        1,225,000                1,225,000
 Chase Commercial Mortgage Securities
  7.03%; 01/15/32                                          188,230                  199,469
 Chase Manhattan Bank-First Union National Bank
  Commercial Mortgage Trust
  7.13%; 08/15/31                                          254,752                  267,656
 CS First Boston Mortgage
  Securities /2/
  0.08%; 11/15/37 /1/                                   17,760,000                  358,574
  0.57%; 05/15/36 /1/                                   10,755,262                  223,871
  0.68%; 07/15/36 /1/                                   10,493,993                  325,440
  3.13%; 05/25/34                                          725,000                  721,018
  3.13%; 06/25/34                                          445,000                  443,749
  7.68%; 09/15/41                                          345,000                  395,600
 First Union National Bank Commercial Mortgage
  6.14%; 02/12/34                                          150,000                  164,421
  8.09%; 05/17/32                                          500,000                  581,988
 GMAC Commercial Mortgage Securities /1/ /2/
  0.97%; 03/10/38                                        7,748,362                  305,758
 Greenwich Capital Commercial Funding /1/ /2/
  0.39%; 06/10/36                                       19,774,000                  345,630
 IMPAC Commercial Mortgage Trust /2/
  2.87%; 04/25/35                                        2,000,000                2,000,000
  2.91%; 01/25/35                                        3,456,811                3,459,694
 IMPAC Secured Assets Commercial Mortgage Owner
  Trust /2/ /3/
  2.69%; 12/25/31                                        2,750,000                2,750,000
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 JP Morgan Chase Commercial Mortgage Securities
  /1 2/
                                                       $                      $
  0.05%; 01/15/42                                       19,901,000                  340,367
  1.22%; 01/12/39                                        8,250,000                  406,057
 LB-UBS Commercial Mortgage Trust
  0.13%; 03/15/36 /1/ /2/                                4,998,801                  139,507
  0.63%; 03/15/34 /1/ /2/                                1,416,403                   28,375
  0.74%; 08/15/36 /1/                                    8,040,179                  263,187
  1.23%; 03/15/36 /1/ /2/                                4,651,950                  227,485
  4.90%; 06/15/26                                          490,000                  503,054
  6.37%; 12/15/28                                          400,000                  442,447
 Merrill Lynch Mortgage Investors /2/
  3.09%; 01/25/35                                        1,260,000                1,259,945
 Merrill Lynch Mortgage Trust /2/
  0.60%; 02/12/42                                       21,055,352                  486,758
 Morgan Stanley Capital I
  1.12%; 01/13/41 /1/ /2/                                5,100,000                  254,301
  4.57%; 12/18/32                                           70,298                   70,812
  6.20%; 07/15/33                                          400,000                  425,883
  6.54%; 02/15/31                                           50,000                   53,677
  7.70%; 11/15/28 /1/ /2/                                   30,351                   31,036
 NationsLink Funding
  7.23%; 06/20/31                                          115,000                  126,108
 Sequoia Mortgage Trust /2/
  2.78%; 02/20/35                                        3,500,000                3,500,000
 Wachovia Bank Commercial Mortgage Trust /1/ /2/
  0.47%; 10/15/41                                       47,364,584                1,161,912
                                                                                 27,352,218
MULTI-LINE INSURANCE (0.95%)
 Assurant
  6.75%; 02/15/34                                          550,000                  616,998
 CNA Financial
  5.85%; 12/15/14                                        1,400,000                1,399,657
  6.50%; 04/15/05                                        2,000,000                2,012,884
 MetLife
  5.25%; 12/01/06                                        1,500,000                1,542,456
 Metropolitan Life Global Funding I /1/ /2/
  2.65%; 03/17/09                                        1,625,000                1,623,118
                                                                                  7,195,113
MULTIMEDIA (1.12%)
 AOL Time Warner
  5.63%; 05/01/05                                          630,000                  634,041
  6.13%; 04/15/06                                        1,910,000                1,967,843
  6.15%; 05/01/07                                          590,000                  618,869
  7.63%; 04/15/31                                        1,765,000                2,174,088
 Gannett
  4.95%; 04/01/05                                          100,000                  100,323
 News America
  4.75%; 03/15/10                                           70,000                   70,894
  5.30%; 12/15/14/ 1/                                      290,000                  295,139
  6.63%; 01/09/08                                        1,625,000                1,741,150
 Viacom
  6.63%; 05/15/11                                          420,000                  467,244
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MULTIMEDIA (CONTINUED)
 Walt Disney
                                                       $                      $
  5.38%; 06/01/07                                          345,000                  356,462
                                                                                  8,426,053
MUSIC (0.03%)
 Warner Music Group /1/
  7.38%; 04/15/14                                          250,000                  261,250
MUTUAL INSURANCE (0.10%)
 Liberty Mutual Group /1/
  5.75%; 03/15/14                                          430,000                  425,172
  7.00%; 03/15/34                                          290,000                  299,533
                                                                                    724,705
NON-HAZARDOUS WASTE DISPOSAL (0.18%)
 Allied Waste North America
  8.88%; 04/01/08                                          250,000                  261,250
  10.00%; 08/01/09                                         208,000                  217,880
 Waste Management
  5.00%; 03/15/14                                          260,000                  262,260
  7.00%; 07/15/28                                          565,000                  651,285
                                                                                  1,392,675
OFFICE AUTOMATION & EQUIPMENT (0.06%)
 Xerox
  7.63%; 06/15/13                                          400,000                  431,000
OIL & GAS DRILLING (0.12%)
 Consolidated Natural Gas
  5.00%; 03/01/14                                          250,000                  252,096
 Precision Drilling
  5.63%; 06/01/14                                          600,000                  627,911
                                                                                    880,007
OIL COMPANY-EXPLORATION & PRODUCTION (1.42%)
 Alberta Energy
  7.38%; 11/01/31                                          425,000                  528,280
 Callon Petroleum
  9.75%; 12/08/10                                          350,000                  376,250
 Devon Financing
  7.88%; 09/30/31                                          900,000                1,168,050
 Energy Partners
  8.75%; 08/01/10                                          250,000                  271,250
 Husky Energy
  6.15%; 06/15/19                                          500,000                  536,380
 Kerr-McGee
  6.95%; 07/01/24                                        1,000,000                1,130,329
 Nexen
  5.05%; 11/20/13                                          800,000                  797,468
  7.88%; 03/15/32                                          100,000                  127,211
 Pemex Project Funding Master Trust
  6.13%; 08/15/08                                        1,410,000                1,481,205
  7.38%; 12/15/14                                          150,000                  167,625
  7.88%; 02/01/09                                          685,000                  763,775
  8.00%; 11/15/11                                          920,000                1,058,000
 Petroleos Mexicanos
  6.50%; 02/01/05                                          700,000                  700,000
 Swift Energy
  9.38%; 05/01/12                                          475,000                  527,250
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
 Union Pacific Resources Group
                                                       $                      $
  6.50%; 05/15/05                                          465,000                  469,197
 Woodside Finance /1/
  6.70%; 08/01/11                                          150,000                  169,584
 XTO Energy
  4.90%; 02/01/14                                          250,000                  250,902
  6.25%; 04/15/13                                          185,000                  203,650
                                                                                 10,726,406
OIL COMPANY-INTEGRATED (0.37%)
 Amerada Hess
  7.30%; 08/15/31                                          750,000                  870,853
 Conoco
  6.95%; 04/15/29                                          100,000                  122,815
 Occidental Petroleum
  4.00%; 11/30/07                                          285,000                  285,568
 PanCanadian Energy
  7.20%; 11/01/31                                          125,000                  152,365
 Petrobras International Finance
  8.38%; 12/10/18                                          375,000                  392,813
  9.13%; 02/01/07                                          100,000                  108,875
  9.13%; 07/02/13                                          290,000                  324,075
 Petronas Capital /1/
  7.88%; 05/22/22                                          420,000                  533,727
                                                                                  2,791,091
OIL FIELD MACHINERY & EQUIPMENT (0.08%)
 Cooper Cameron
  2.65%; 04/15/07                                          650,000                  631,006
OIL REFINING & MARKETING (0.50%)
 CITGO Petroleum /1/
  6.00%; 10/15/11                                          400,000                  397,000
 Enterprise Products Operating /1/
  4.00%; 10/15/07                                          815,000                  811,076
 Enterprise Products Partners
  6.38%; 02/01/13                                          320,000                  346,950
 Tesoro Petroleum
  9.63%; 11/01/08                                        1,020,000                1,106,700
 Valero Energy
  6.88%; 04/15/12                                          425,000                  482,511
  7.38%; 03/15/06                                          600,000                  624,472
                                                                                  3,768,709
OIL-FIELD SERVICES (0.54%)
 Halliburton
  3.45%; 01/26/07 /1/ /2/                                1,000,000                1,000,328
  4.16%; 10/17/05 /2/                                      500,000                  503,654
  5.50%; 10/15/10                                        1,660,000                1,751,727
 Halliburton (continued)
  6.00%; 08/01/06                                          525,000                  541,004
 Key Energy Services
  8.38%; 03/01/08                                          300,000                  313,125
                                                                                  4,109,838
PAPER & RELATED PRODUCTS (0.34%)
 Abitibi-Consolidated
  8.30%; 08/01/05                                          800,000                  814,000
 Neenah Paper /1/
  7.38%; 11/15/14                                          325,000                  326,625
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PAPER & RELATED PRODUCTS (CONTINUED)
 Norske Skog /1/
                                                       $                      $
  7.63%; 10/15/11                                          310,000                  356,118
 Sappi Papier Holding /1/
  6.75%; 06/15/12                                          135,000                  149,978
 Smurfit Capital Funding
  6.75%; 11/20/05                                          800,000                  816,000
 Stora Enso Oyj
  7.38%; 05/15/11                                           15,000                   17,350
 Weyerhaeuser
  5.50%; 03/15/05                                           95,000                   95,219
                                                                                  2,575,290
PETROCHEMICALS (0.08%)
 Braskem /1/
  11.75%; 01/22/14                                         540,000                  624,375
PHARMACY SERVICES (0.15%)
 Medco Health Solutions
  7.25%; 08/15/13                                        1,000,000                1,130,246
PHYSICAL THERAPY & REHABILITATION CENTERS (0.04%)
 HealthSouth
  7.63%; 06/01/12                                          300,000                  300,750
PHYSICIAN PRACTICE MANAGEMENT (0.04%)
 US Oncology /1/
  9.00%; 08/15/12                                          250,000                  271,250
PIPELINES (0.72%)
 Buckeye Partners
  4.63%; 07/15/13                                          400,000                  394,356
 Duke Capital
  4.37%; 03/01/09                                          280,000                  280,947
 Duke Energy Field Services
  7.50%; 08/16/05                                        1,335,000                1,365,203
  7.88%; 08/16/10                                          410,000                  477,222
 Enbridge Energy Partners
  4.00%; 01/15/09                                          165,000                  162,592
 Equitable Resources
  5.15%; 11/15/12                                          100,000                  104,062
 National Fuel Gas
  5.25%; 03/01/13                                          175,000                  178,930
 PG&E Gas Transmission
  7.10%; 06/01/05                                        1,450,000                1,467,393
 TEPPCO Partners
  6.13%; 02/01/13                                          220,000                  236,445
  7.63%; 02/15/12                                          185,000                  214,691
 Texas Eastern Transmission
  5.25%; 07/15/07                                           90,000                   92,630
 TGT Pipeline /1/
  5.50%; 02/01/17                                          420,000                  425,130
                                                                                  5,399,601
POULTRY (0.03%)
 Pilgrim's Pride
  9.63%; 09/15/11                                          200,000                  222,250
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PRINTING-COMMERCIAL (0.04%)
 Cadmus Communications
                                                       $                      $
  8.38%; 06/15/14                                          300,000                  322,500
PRIVATE CORRECTIONS (0.06%)
 Corrections Corporation of America
  9.88%; 05/01/09                                          400,000                  440,000
PROPERTY & CASUALTY INSURANCE (1.71%)
 ACE
  6.00%; 04/01/07                                        2,025,000                2,099,587
 ACE INA Holdings
  5.88%; 06/15/14                                          610,000                  630,821
 Arch Capital Group
  7.35%; 05/01/34                                        1,390,000                1,526,220
 Infinity Property & Casualty
  5.50%; 02/18/14                                          650,000                  646,328
 Markel
  6.80%; 02/15/13                                          650,000                  704,963
 St. Paul
  5.75%; 03/15/07                                          650,000                  673,301
  7.88%; 04/15/05                                          757,000                  764,307
 Travelers Property Casualty
  6.38%; 03/15/33                                          160,000                  166,751
 W.R. Berkley
  5.13%; 09/30/10                                        1,750,000                1,768,107
  5.88%; 02/15/13                                          275,000                  284,180
 XL Capital
  5.25%; 09/15/14                                        2,520,000                2,548,254
  6.50%; 01/15/12                                          990,000                1,085,124
                                                                                 12,897,943
PUBLISHING-BOOKS (0.02%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                          150,000                  154,710
PUBLISHING-PERIODICALS (0.06%)
 Dex Media West
  9.88%; 08/15/13                                          196,000                  222,215
 PEI Holdings
  11.00%; 03/15/10                                         200,000                  232,000
                                                                                    454,215
QUARRYING (0.03%)
 Compass Minerals International /2/ /4/
  0.00%; 06/01/13                                          250,000                  203,750
RACETRACKS (0.10%)
 Penn National Gaming
  11.13%; 03/01/08                                         750,000                  795,000
RECREATIONAL CENTERS (0.09%)
 AMF Bowling Worldwide
  10.00%; 03/01/10                                         425,000                  442,000
 Town Sports International
  9.63%; 04/15/11                                          250,000                  263,125
                                                                                    705,125
REGIONAL AUTHORITY (0.03%)
 Province of Ontario
  2.63%; 12/15/05                                          175,000                  174,034
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
REGIONAL AUTHORITY (CONTINUED)
 Province of Quebec
                                                       $                      $
  5.75%; 02/15/09                                           20,000                   21,340
                                                                                    195,374
REGIONAL BANKS (0.75%)
 Bank One
  7.63%; 08/01/05                                        1,235,000                1,263,632
 Fifth Third Bancorp
  3.38%; 08/15/08                                          350,000                  343,406
 KeyCorp
  4.63%; 05/16/05                                          455,000                  457,313
 Korea Development Bank
  3.07%; 10/20/09 /2/                                      760,000                  759,090
  4.25%; 11/13/07                                           25,000                   25,122
 PNC Funding
  5.75%; 08/01/06                                          530,000                  547,047
 Wachovia
  5.25%; 08/01/14                                          750,000                  774,914
  5.63%; 12/15/08                                          265,000                  281,315
  6.38%; 02/01/09                                          265,000                  286,802
 Wells Fargo
  3.12%; 08/15/08                                          275,000                  269,237
  5.13%; 02/15/07                                          610,000                  628,143
                                                                                  5,636,021
REINSURANCE (0.27%)
 Berkshire Hathaway Finance
  4.63%; 10/15/13                                          400,000                  401,054
 Endurance Specialty Holdings
  7.00%; 07/15/34                                        1,520,000                1,622,512
                                                                                  2,023,566
RENTAL-AUTO & EQUIPMENT (0.15%)
 NationsRent
  9.50%; 10/15/10                                          600,000                  669,000
 United Rentals
  6.50%; 02/15/12                                          450,000                  442,125
                                                                                  1,111,125
RESEARCH & DEVELOPMENT (0.06%)
 Science Applications International
  5.50%; 07/01/33                                          275,000                  273,098
  7.13%; 07/01/32                                          130,000                  157,848
                                                                                    430,946
RETAIL-APPAREL & SHOE (0.04%)
 Foot Locker
  8.50%; 01/15/22                                          250,000                  278,750
RETAIL-ARTS & CRAFTS (0.11%)
 Michaels Stores
  9.25%; 07/01/09                                          750,000                  797,813
RETAIL-AUTO PARTS (0.14%)
 CSK Auto
  7.00%; 01/15/14                                          250,000                  243,438
 PEP Boys-Manny, Moe & Jack
  6.92%; 07/07/06                                          500,000                  515,000
  7.50%; 12/15/14                                          275,000                  277,750
                                                                                  1,036,188
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-AUTOMOBILE (0.09%)
 Asbury Automotive Group
                                                       $                      $
  9.00%; 06/15/12                                          275,000                  290,813
 Group 1 Automotive
  8.25%; 08/15/13                                          400,000                  420,000
                                                                                    710,813
RETAIL-DISCOUNT (0.09%)
 Target
  5.38%; 06/15/09                                           80,000                   84,404
  5.88%; 03/01/12                                          280,000                  306,533
 Wal-Mart Stores
  4.38%; 07/12/07                                          290,000                  295,530
                                                                                    686,467
RETAIL-DRUG STORE (0.17%)
 Duane Reade /1/
  9.75%; 08/01/11                                          250,000                  226,250
 Rite Aid
  7.50%; 01/15/15 /1/                                      250,000                  246,250
  7.63%; 04/15/05                                          500,000                  503,750
  12.50%; 09/15/06                                         300,000                  332,250
                                                                                  1,308,500
RETAIL-JEWELRY (0.05%)
 Finlay Fine Jewelry
  8.38%; 06/01/12                                          365,000                  366,825
RETAIL-MAJOR DEPARTMENT STORE (0.21%)
 May Department Stores
  5.75%; 07/15/14                                        1,500,000                1,554,643
RETAIL-PROPANE DISTRIBUTION (0.06%)
 AmeriGas Partners
  8.88%; 05/20/11                                          300,000                  324,000
 Star Gas Partners /1/
  10.25%; 02/15/13                                         125,000                  132,813
                                                                                    456,813
RETAIL-RESTAURANTS (0.06%)
 Landry's Restaurants /1/
  7.50%; 12/15/14                                          125,000                  121,875
 VICORP Restaurants
  10.50%; 04/15/11                                         300,000                  305,250
                                                                                    427,125
RETAIL-TOY STORE (0.03%)
 Toys R Us
  7.38%; 10/15/18                                          250,000                  240,313
RETAIL-VITAMINS & NUTRITIONAL SUPPLIES (0.03%)
 General Nutrition Centers /1/
  8.63%; 01/15/11                                          200,000                  200,000
SAVINGS & LOANS-THRIFTS (1.50%)
 Washington Mutual
  2.85%; 01/25/45 /2/                                    2,200,000                2,200,000
  2.88%; 01/25/45 /2/                                    2,775,000                2,765,079
  2.96%; 01/15/10 /2/                                    3,025,000                3,020,466
  3.07%; 01/25/45 /2/                                    2,000,000                2,000,000
  3.81%; 06/25/34                                          935,000                  919,819
  3.97%; 03/25/33                                          336,000                  334,206
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SAVINGS & LOANS-THRIFTS (CONTINUED)
 Washington Mutual (continued)
                                                       $                      $
  5.50%; 01/15/13                                           95,000                   99,481
                                                                                 11,339,051
SCHOOLS (0.05%)
 Knowledge Learning /1/
  7.75%; 02/01/15                                          350,000                  351,750
SEMICONDUCTOR EQUIPMENT (0.09%)
 Amkor Technology
  7.13%; 03/15/11                                          225,000                  200,250
 MagnaChip Semiconductor /1/ /2/
  5.76%; 12/15/11                                          500,000                  515,625
                                                                                    715,875
SOVEREIGN (0.82%)
 Chile Government /2/
  3.11%; 01/28/08                                        1,000,000                1,008,000
 Mexico Government
  3.33%; 01/13/09 /2/                                      835,000                  847,108
  8.00%; 09/24/22                                        1,705,000                2,017,867
  8.30%; 08/15/31                                          490,000                  594,615
  8.38%; 01/14/11                                          985,000                1,157,375
 South Africa Government
  6.50%; 06/02/14                                          545,000                  599,500
                                                                                  6,224,465
SPECIAL PURPOSE ENTITY (0.91%)
 Altra Industrial Motion /1/
  9.00%; 12/01/11                                          310,000                  311,550
 Borden US Finance/Nova Scotia Finance /1/ /2/
  7.41%; 07/15/10                                          250,000                  258,750
 Crystal US Holdings /1/ /2/ /4/
  0.00%; 10/01/14                                          250,000                  173,750
 Da-Lite Screen
  9.50%; 05/15/11                                          225,000                  248,625
 Farmers Exchange Capital /1/
  7.05%; 07/15/28                                          500,000                  529,692
 Fondo Latinoamericano de
  Reservas /1/
  3.00%; 08/01/06                                        2,350,000                2,333,472
 Interactive Health /1/
  7.25%; 04/01/11                                          450,000                  414,000
 John Hancock Global Funding II /1/ /2/
  2.73%; 04/03/09                                        1,750,000                1,749,125
 K&F Acquisition /1/
  7.75%; 11/15/14                                          150,000                  149,250
 Sheridan Acquisition
  10.25%; 08/15/11                                         650,000                  702,812
                                                                                  6,871,026
SPECIFIED PURPOSE ACQUISITION (0.02%)
 Poster Financial Group
  8.75%; 12/01/11                                          150,000                  151,688
STEEL-SPECIALTY (0.09%)
 CSN Islands VIII /1/
  9.75%; 12/16/13                                          645,000                  682,894
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SUPRANATIONAL BANK (0.29%)
 Corp Andina de Fomento
                                                       $                      $
  3.05%; 01/26/07 /2/                                    1,165,000                1,165,890
  6.75%; 03/15/05                                          340,000                  340,663
  6.88%; 03/15/12                                          575,000                  647,499
                                                                                  2,154,052
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.19%)
 Corning
  8.30%; 04/04/25                                          900,000                  943,894
 Corning Glass
  7.00%; 03/15/07                                          500,000                  500,000
                                                                                  1,443,894
TELEPHONE COMMUNICATION (0.02%)
 Telstra
  6.38%; 04/01/12                                          125,000                  139,333
TELEPHONE-INTEGRATED (3.34%)
 BellSouth
  4.75%; 11/15/12                                          745,000                  751,513
  6.88%; 10/15/31                                          490,000                  565,525
 British Telecommunications /2/
  7.88%; 12/15/05                                        2,285,000                2,372,054
 Deutsche Telekom International Finance
  5.25%; 07/22/13                                          300,000                  309,426
  8.25%; 06/15/05 /2/                                      250,000                  254,591
  8.50%; 06/15/10 /2/                                    4,410,000                5,234,061
 France Telecom /2/
  8.50%; 03/01/11                                        3,740,000                4,463,095
 MCI /2/
  6.91%; 05/01/07                                          755,000                  771,988
  7.69%; 05/01/09                                          250,000                  260,938
 Qwest /1/
  7.88%; 09/01/11                                          250,000                  267,500
  9.13%; 03/15/12 /2/                                      500,000                  568,750
 Sprint Capital
  6.88%; 11/15/28                                        1,430,000                1,599,169
  6.90%; 05/01/19                                          900,000                1,015,206
 Telecom Italia Capital
  4.00%; 01/15/10/ 1/                                    3,550,000                3,466,408
  5.25%; 11/15/13                                          825,000                  840,391
  6.38%; 11/15/33                                          240,000                  254,667
 Telefonica Europe
  7.75%; 09/15/10                                          615,000                  716,633
 Telefonos de Mexico
  4.50%; 11/19/08                                          630,000                  631,489
  8.25%; 01/26/06                                          805,000                  842,251
                                                                                 25,185,655
TELEVISION (0.10%)
 LIN Television
  8.00%; 01/15/08                                          705,000                  734,081
TEXTILE-HOME FURNISHINGS (0.04%)
 Mohawk Industries
  6.50%; 04/15/07                                          310,000                  327,483
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
THEATERS (0.04%)
 Cinemark /2 4/
                                                       $                      $
  0.00%; 03/15/14                                          360,000                  271,800
TRANSPORT-RAIL (0.24%)
 CSX
  4.88%; 11/01/09                                        1,425,000                1,456,668
 Union Pacific
  4.70%; 01/02/24                                           90,000                   87,200
  6.63%; 02/01/29                                           45,000                   51,178
  7.60%; 05/01/05                                          200,000                  202,011
                                                                                  1,797,057
TRANSPORT-SERVICES (0.17%)
 CHC Helicopter
  7.38%; 05/01/14                                          200,000                  209,500
 FedEx
  2.84%; 04/01/05 /2/                                      820,000                  820,064
  3.50%; 04/01/09                                          260,000                  253,786
                                                                                  1,283,350
VETERINARY DIAGNOSTICS (0.04%)
 Vicar Operating
  9.88%; 12/01/09                                          250,000                  272,813
VITAMINS & NUTRITION PRODUCTS (0.11%)
 NBTY
  8.63%; 09/15/07                                          580,000                  585,800
 WH Holdings/WH Capital
  9.50%; 04/01/11                                          250,000                  275,313
                                                                                    861,113
WIRE & CABLE PRODUCTS (0.03%)
 Superior Essex Communications
  9.00%; 04/15/12                                          250,000                  258,750
WIRELESS EQUIPMENT (0.14%)
 Crown Castle International
  10.75%; 08/01/11                                         700,000                  756,000
 SBA Telecom/SBA
  Communications /2/ /4/
  0.00%; 12/15/11                                          350,000                  301,438
                                                                                  1,057,438
                                                      TOTAL BONDS               484,368,818

                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (12.53%)
                                                       $                      $
4.00%; 09/01/10                                          3,839,666                3,821,266
4.50%; 02/01/10                                            667,764                  670,124
4.50%; 04/01/11                                          4,509,522                4,525,950
4.50%; 05/01/11                                          1,894,777                1,901,679
4.50%; 07/01/18                                            772,268                  772,794
5.00%; 12/01/17                                            573,765                  583,377
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
                                                       $                      $
5.00%; 10/01/18                                          3,297,331                3,352,235
5.00%; 12/01/18                                          6,211,156                6,314,578
5.00%; 02/01/20 /5/                                      6,500,000                6,599,528
5.00%; 08/01/33                                            832,220                  833,104
5.00%; 06/01/34                                          5,893,058                5,888,090
5.00%; 02/01/35 /5/                                     15,000,000               14,976,570
5.50%; 04/01/09                                             61,284                   62,448
5.50%; 08/01/09                                            160,712                  163,763
5.50%; 02/01/17                                          1,256,387                1,296,906
5.50%; 09/01/17                                            129,732                  133,881
5.50%; 03/01/18                                            672,921                  694,336
5.50%; 04/01/18                                          4,270,669                4,406,579
5.50%; 12/01/18                                             36,668                   37,343
5.50%; 02/01/20 /5/                                      9,475,000                9,765,172
5.50%; 05/01/33                                          1,607,371                1,640,492
5.50%; 10/01/33                                          1,527,183                1,558,652
5.50%; 12/01/33                                          6,350,224                6,481,077
5.50%; 09/01/34                                          5,456,414                5,565,324
5.50%; 02/01/35 /5/                                      2,500,000                2,547,655
6.00%; 12/01/16                                             29,536                   30,882
6.00%; 12/01/16                                             12,853                   13,438
6.00%; 02/01/17                                            119,435                  124,874
6.00%; 02/01/17                                            109,792                  114,795
6.00%; 03/01/17                                             90,267                   94,380
6.00%; 04/01/17                                            211,397                  221,024
6.00%; 07/01/23                                          3,034,567                3,153,470
6.00%; 06/01/28                                             65,787                   68,003
6.00%; 01/01/29                                             23,432                   24,222
6.00%; 02/01/32                                             70,148                   72,493
6.00%; 12/01/32                                            911,004                  941,446
6.00%; 02/01/33                                          1,361,654                1,406,923
6.00%; 12/01/33                                          1,687,388                1,743,487
6.50%; 07/01/19                                             35,837                   37,763
6.50%; 03/01/29                                             15,365                   16,112
6.50%; 04/01/31                                              8,194                    8,588
6.50%; 06/01/31                                              7,346                    7,699
6.50%; 09/01/31                                             83,682                   87,704
6.50%; 02/01/32                                             69,666                   73,014
6.50%; 02/01/32                                             64,818                   67,933
6.50%; 05/01/32                                            231,878                  243,020
6.50%; 09/01/32                                            720,145                  754,750
7.00%; 08/01/16                                             96,924                  102,516
7.00%; 06/01/31                                              3,572                    3,780
7.00%; 09/01/31                                             30,211                   31,983
7.00%; 04/01/32                                            370,275                  391,995
7.50%; 12/01/30                                              5,472                    5,877
7.50%; 02/01/32                                             75,858                   81,478
8.00%; 11/01/30                                              5,482                    5,931
                                         TOTAL FHLMC CERTIFICATES                94,522,503

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (11.27%)
4.50%; 11/01/14                                          5,809,202                5,880,493
4.50%; 06/01/18                                          1,801,650                1,803,266
5.00%; 03/01/10                                          1,127,038                1,145,909
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
                                                       $                      $
5.00%; 09/01/17                                          1,504,095                1,530,131
5.00%; 02/01/20 /5/                                      9,250,000                9,394,531
5.00%; 02/01/35 /5/                                      9,000,000                8,977,500
5.50%; 09/01/17                                            350,312                  361,784
5.50%; 10/01/17                                            588,309                  607,576
5.50%; 02/01/23                                          1,124,210                1,153,917
5.50%; 06/01/23                                          4,229,784                4,341,556
5.50%; 07/01/23                                             72,547                   74,464
5.50%; 09/01/33                                          2,559,068                2,609,123
5.50%; 02/01/35 /5/                                     11,000,000               11,199,375
6.00%; 05/01/09                                             75,897                   79,654
6.00%; 02/01/23                                            417,151                  433,264
6.00%; 03/01/33                                          1,662,187                1,716,722
6.00%; 10/01/33                                            822,756                  849,600
6.00%; 11/01/33                                          3,106,099                3,207,439
6.00%; 12/01/33                                          2,805,263                2,896,787
6.00%; 02/01/34                                          2,062,647                2,129,943
6.00%; 02/01/35 /5/                                      9,500,000                9,808,750
6.50%; 04/01/10                                             37,741                   40,159
6.50%; 07/01/16                                             59,707                   63,098
6.50%; 02/01/17                                            168,703                  178,284
6.50%; 03/01/17                                             58,515                   61,840
6.50%; 04/01/17                                             59,135                   62,494
6.50%; 08/01/17                                          1,230,434                1,300,335
6.50%; 05/01/22                                             54,844                   57,751
6.50%; 12/01/31                                             85,932                   89,968
6.50%; 02/01/32                                             53,468                   55,979
6.50%; 02/01/32                                            111,626                  116,869
6.50%; 04/01/32                                             39,648                   41,510
6.50%; 06/01/32                                            184,582                  193,252
6.50%; 08/01/32                                            273,997                  286,867
6.50%; 02/01/35 /5/                                     11,000,000               11,508,750
7.00%; 09/01/31                                             62,447                   66,107
7.00%; 03/01/32                                            378,433                  400,612
7.50%; 08/01/32                                            277,448                  297,048
                                          TOTAL FNMA CERTIFICATES                85,022,707

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (1.93%)
5.00%; 07/15/33                                          3,083,409                3,108,838
5.50%; 06/15/33                                          1,414,858                1,453,440
6.00%; 08/15/31                                            170,763                  177,661
6.00%; 01/15/32                                             58,359                   60,696
6.00%; 02/15/32                                            817,773                  850,514
6.00%; 02/15/33                                            459,332                  477,475
6.00%; 11/20/33                                          6,398,119                6,642,841
6.50%; 10/20/31                                            991,607                1,042,012
6.50%; 02/20/32                                             53,801                   56,528
6.50%; 10/15/32                                            329,092                  346,715
7.00%; 04/15/31                                              9,118                    9,681
7.00%; 06/15/31                                            171,624                  182,245
7.00%; 07/15/31                                             34,024                   36,125
7.50%; 10/20/30                                             23,391                   24,998
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(CONTINUED)
                                                       $                      $
8.00%; 01/20/31                                             61,153                   66,097
                                          TOTAL GNMA CERTIFICATES                14,535,866

                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
TREASURY BONDS (13.35%)
 U.S. Treasury
  3.63%; 07/15/09 /6/                                    5,750,000                5,744,382
  3.88%; 02/15/13                                        7,150,000                7,076,548
  4.00%; 02/15/14 /6/                                    5,200,000                5,158,156
  4.75%; 05/15/14 /6/                                    6,500,000                6,812,052
  4.88%; 02/15/12                                        2,750,000                2,908,232
  5.00%; 02/15/11 /6/                                    3,750,000                3,987,011
  5.38%; 02/15/31 /6/                                    9,215,000               10,308,203
  6.00%; 02/15/26                                        2,750,000                3,239,844
  6.25%; 08/15/23 /6/                                    3,760,000                4,509,503
  6.25%; 05/15/30 /6/                                    2,945,000                3,637,764
  6.75%; 08/15/26                                        2,000,000                2,564,296
  7.25%; 05/15/16 /6/                                    2,000,000                2,526,640
  7.50%; 11/15/16 /6/                                    3,990,000                5,150,998
  8.00%; 11/15/21                                        3,575,000                5,002,069
 U.S. Treasury Inflation-Indexed Obligations
  2.00%; 01/15/14 /6/                                    2,584,225                2,673,562
  3.38%; 01/15/07 /6/                                   11,271,799               11,821,299
  3.50%; 01/15/11                                        2,414,324                2,725,168
  3.63%; 01/15/08 /6/                                    8,394,046                9,045,239
  3.88%; 01/15/09 /6/                                    5,240,835                5,810,572
                                             TOTAL TREASURY BONDS               100,701,538

                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (16.26%)
FINANCE-MORTGAGE LOAN/BANKER (16.26%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                       $                      $
  2.30%; 02/01/05                                      122,651,374              122,651,374
                                           TOTAL COMMERCIAL PAPER               122,651,374
                                                                              -------------
                            TOTAL PORTFOLIO INVESTMENTS (119.55%)               901,802,806
LIABILITIES, NET OF CASH AND RECEIVABLES (-19.55%)                             (147,498,513)
                                       TOTAL NET ASSETS (100.00%)             $ 754,304,293
                                                                              ----------------


                            SCHEDULE OF INVESTMENTS
                        BOND & MORTGAGE SECURITIES FUND

                          JANUARY 31, 2005 (UNAUDITED)


/1 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $48,461,018 or 6.42% of net assets.
/2 /Variable rate.
/3 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $5,550,000 or 0.74% of net assets.
/4 /Non-income producing security.
/5 /Security or a portion of the security was purchased in a "to-be-announced"
  ("TBA") transaction. See Notes to Financial Statements.
/6 /Security or a portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $75,848,239 or 10.06% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 10,341,141
Unrealized Depreciation                        (2,261,527)
                                             ------------
Net Unrealized Appreciation (Depreciation)      8,079,614
Cost for federal income tax purposes         $893,723,192



                                                   Notional     Unrealized
                  Description                       Amount      Gain (Loss)
----------------------------------------------------------------------------
SWAP AGREEMENTS
TOTAL RETURN SWAPS
Receive monthly a return equal to the Lehman      $17,500,000    $ 56,867
ERISA Eligible CMBS Index and pay monthly a
floating rate based on 1-month LIBOR less 5
basis points with Morgan Stanley. Expires
February 2005.
Receive monthly a return equal to a 30-year 5.0%   10,000,000      27,762
FHLMC and pay monthly a floating rate based on
1-month LIBOR less 42 basis points with Merrill
Lynch. Expires March 2005.
Receive monthly a return equal to a 30-year 5.0%   10,000,000     (62,087)
FNMA and pay monthly a floating rate based on
1-month LIBOR less 17 basis points with Merrill
Lynch. Expires March 2005.
Receive monthly a return equal to the Merrill      10,000,000       9,081
Lynch Mortgage Master Index and pay monthly a
floating rate based on 3-month LIBOR less 7
basis points with Merrill Lynch. Expires April
2005.
Receive monthly a return equal to a 15-year 4.5%   10,000,000      14,476
FNMA and pay monthly a floating rate based on
1-month LIBOR less 12 basis points with Merrill
Lynch. Expires April 2005.
Receive monthly a return equal to the Lehman        5,000,000        (348)
ERISA Eligible CMBS Index and pay monthly a
floating rate based on 1-month LIBOR less 7
basis points with Morgan Stanley. Expires April
2005.

                            SCHEDULE OF INVESTMENTS
                           CAPITAL PRESERVATION FUND

                          JANUARY 31, 2005 (UNAUDITED)

                                                   Principal
                                                     Amount                 Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (95.54%)
ASSET BACKED SECURITIES (11.75%)
 CAFCO
                                                   $                     $
  2.40%; 03/02/05                                   1,000,000                998,067
  2.45%; 03/22/05                                     900,000                896,999
  2.45%; 03/24/05                                     900,000                896,876
 CXC
  2.41%; 03/04/05                                     800,000                798,340
  2.51%; 04/05/05                                     700,000                696,925
 FCAR Owner Trust I
  2.38%; 03/11/05                                     900,000                897,682
  2.40%; 03/10/05                                     900,000                897,752
  2.47%; 04/15/05                                     900,000                895,492
 Windmill Funding
  2.19%; 03/02/05                                     545,000                543,911
  2.20%; 02/02/05                                     610,000                609,963
  2.29%; 02/11/05                                     300,000                299,809
  2.43%; 03/16/05                                   1,500,000              1,495,646
                                                                           9,927,462
BREWERY (1.06%)
 Anheuser-Busch
  2.55%; 04/12/05                                     900,000                895,537
COMMERCIAL BANKS (2.19%)
 Calyon North America
  2.33%; 03/23/05                                     900,000                897,088
 Nordea North America
  2.57%; 04/13/05                                     960,000                955,134
                                                                           1,852,222
CONSUMER PRODUCTS-MISCELLANEOUS (3.13%)
 Fortune Brands
  2.21%; 02/08/05                                     955,000                954,590
  2.50%; 04/07/05                                     800,000                796,389
  2.55%; 04/11/05                                     900,000                895,601
                                                                           2,646,580
DIVERSIFIED FINANCIAL SERVICES (6.06%)
 Amstel Funding
  2.11%; 02/22/05                                     830,000                828,848
  2.52%; 03/29/05                                     995,000                991,100
  2.53%; 03/29/05                                     800,000                796,851
 General Electric Capital
  2.37%; 03/07/05                                     875,000                873,041
  2.42%; 02/28/05                                     885,000                883,394
  2.45%; 03/03/05                                     750,000                748,469
                                                                           5,121,703
FINANCE-AUTO LOANS (4.58%)
 Paccar Financial
  2.24%; 02/17/05                                     930,000                929,074
  2.41%; 03/23/05                                     845,000                842,172
 Toyota Motor Credit
  2.21%; 02/10/05                                     700,000                699,613
  2.23%; 02/07/05                                     800,000                799,703
  2.50%; 03/28/05                                     600,000                597,708
                                                                           3,868,270
FINANCE-COMMERCIAL (4.97%)
 CIT Group
  2.23%; 02/04/05                                   1,000,000                999,814
                                                   Principal
                                                     Amount                 Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-COMMERCIAL (CONTINUED)
 CIT Group (continued)
                                                   $                     $
  2.24%; 02/03/05                                     900,000                899,888
  2.32%; 02/07/05                                   2,300,000              2,299,111
                                                                           4,198,813
FINANCE-CONSUMER LOANS (0.95%)
 American General Finance
  2.33%; 02/10/05                                     800,000                799,534
FINANCE-CREDIT CARD (1.03%)
 American Express Credit
  2.48%; 03/17/05                                     875,000                872,348
FINANCE-INVESTMENT BANKER & BROKER (12.84%)
 Bear Stearns
  2.07%; 02/03/05                                     900,000                899,896
  2.32%; 02/14/05                                     900,000                899,246
  2.37%; 02/24/05                                     800,000                798,789
  2.57%; 04/08/05                                     700,000                696,702
 Citigroup Global Markets Holdings
  2.32%; 02/15/05                                     800,000                799,278
  2.50%; 04/01/05                                     800,000                796,722
  2.55%; 04/01/05                                     840,000                836,490
 Goldman Sachs Group
  2.32%; 02/25/05                                   1,030,000              1,028,407
  2.46%; 02/25/05                                     800,000                798,688
 ING U.S. Funding
  2.18%; 02/01/05                                     795,000                795,000
  2.35%; 02/16/05                                     700,000                699,315
  2.60%; 04/21/05                                     900,000                894,865
 Morgan Stanley
  2.29%; 02/23/05                                     900,000                898,740
                                                                          10,842,138
FINANCE-LEASING COMPANY (2.02%)
 International Lease Finance
  2.26%; 02/09/05                                     870,000                869,561
  2.42%; 03/08/05                                     840,000                838,024
                                                                           1,707,585
FINANCE-MORTGAGE LOAN/BANKER (2.87%)
 Federal Home Loan Mortgage
  2.33%; 02/23/05                                     730,000                728,961
  2.34%; 03/01/05                                     800,000                798,544
 Federal National Mortgage Association
  2.47%; 04/06/05                                     900,000                896,048
                                                                           2,423,553
FINANCE-OTHER SERVICES (12.17%)
 ABN-AMRO North America Finance
  2.42%; 02/18/05                                   1,000,000                998,857
 Commoloco
  2.46%; 03/01/05                                   1,000,000                998,087
  2.49%; 03/21/05                                     900,000                897,012
 CRC Funding
  2.34%; 02/17/05                                     800,000                799,168
  2.34%; 02/18/05                                     900,000                899,005
  2.47%; 03/07/05                                   1,000,000                997,667
                                                   Principal
                                                     Amount                 Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-OTHER SERVICES (CONTINUED)
 HSBC Funding
  2.46%; 03/17/05                                     800,000                797,595
                                                   $                     $
  2.48%; 03/10/05                                     770,000                768,037
  2.52%; 03/09/05                                     820,000                817,934
  2.67%; 04/29/05                                     800,000                794,838
 Private Export Funding
  2.09%; 02/02/05                                     810,000                809,953
  2.44%; 04/18/05                                     700,000                696,394
                                                                          10,274,547
MEDICAL-DRUGS (0.93%)
 Pfizer
  2.47%; 04/04/05                                     785,000                781,661
MONEY CENTER BANKS (9.22%)
 Bank of America
  2.26%; 02/24/05                                  11,000,000                998,556
  2.33%; 03/03/05                                     900,000                898,253
  2.35%; 02/28/05                                     700,000                698,766
  2.36%; 02/28/05                                     250,000                249,558
 BNP Paribas Finance
  2.25%; 02/11/05                                   1,000,000                999,375
  2.37%; 03/04/05                                     800,000                798,371
 HBOS Treasury Services
  2.37%; 03/08/05                                     900,000                897,926
  2.42%; 03/18/05                                   1,540,000              1,535,341
  2.52%; 03/14/05                                     715,000                712,948
                                                                           7,789,094
OIL COMPANY-INTEGRATED (1.18%)
 Shell Finance
  2.39%; 03/09/05                                   1,000,000                997,610
SPECIAL PURPOSE BANKS (0.82%)
 KFW International Finance
  2.30%; 02/08/05                                     695,000                694,689
SPECIAL PURPOSE ENTITY (13.00%)
 AIG Funding
  2.30%; 02/15/05                                     745,000                744,334
 Compass Securitization
  2.44%; 03/15/05                                     800,000                797,713
 Galaxy Funding
  2.54%; 03/31/05                                     800,000                796,726
  2.60%; 04/20/05                                     800,000                795,493
 Grampian Funding
  2.35%; 02/14/05                                     765,000                764,351
  2.49%; 03/24/05                                   1,000,000                996,458
  2.63%; 04/27/05                                     715,000                710,560
  2.68%; 05/03/05                                     900,000                893,903
 Sheffield Receivables
  2.28%; 02/01/05                                     915,000                915,000
  2.30%; 02/04/05                                     900,000                899,828
  2.44%; 02/22/05                                   1,000,000                998,577
 Yorktown Capital
  2.35%; 02/11/05                                     865,000                864,435
  2.47%; 03/14/05                                     800,000                797,750
                                                                          10,975,128
                                                   Principal
                                                     Amount                 Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
SPECIFIED PURPOSE ACQUISITION (1.63%)
 Delaware Funding
  2.31%; 02/10/05                                     665,000                664,613
                                                   $                     $
  2.37%; 02/16/05                                     715,000                714,294
                                                                           1,378,907
SUPRANATIONAL BANK (0.95%)
 Corp Andina de Fomento
  2.22%; 02/09/05                                     800,000                799,605
TELEPHONE COMMUNICATION (1.06%)
 Telstra
  2.46%; 03/30/05                                     900,000                896,494
TELEPHONE-INTEGRATED (1.13%)
 SBC Communications
  2.29%; 02/02/05                                     955,000                954,939
                                      TOTAL COMMERCIAL PAPER              80,698,419

                                                   Principal
                                                     Amount                 Value
--------------------------------------------------------------------------------------------
BONDS (4.50%)
CELLULAR TELECOMMUNICATIONS (0.68%)
 AT&T Wireless Services
  6.88%; 04/18/05                                     200,000                202,071
 Vodafone Group
  7.63%; 02/15/05                                     375,000                375,767
                                                                             577,838
COSMETICS & TOILETRIES (0.12%)
 Gillette
  4.00%; 06/30/05                                     100,000                100,927
CRUISE LINES (0.16%)
 Carnival
  7.05%; 05/15/05                                     132,000                133,727
FINANCE-INVESTMENT BANKER & BROKER (0.63%)
 Goldman Sachs Group
  7.63%; 08/17/05                                     275,000                281,251
 Morgan Stanley
  7.75%; 06/15/05                                     250,000                253,947
                                                                             535,198
FINANCE-MORTGAGE LOAN/BANKER (1.46%)
 Federal Home Loan Mortgage
  7.00%; 07/15/05                                     225,000                229,022
 Federal National Mortgage Association
  3.88%; 03/15/05                                   1,000,000              1,002,808
                                                                           1,231,830
MEDICAL-HMO (0.15%)
 Anthem
  4.88%; 08/01/05                                     125,000                126,208
OIL COMPANY-EXPLORATION & PRODUCTION (0.12%)
 BP Canada Energy
  6.75%; 02/15/05                                     100,000                100,189
                                                   Principal
                                                     Amount                 Value
--------------------------------------------------------------------------------------------
BONDS (CONTINUED)
REGIONAL BANKS (0.43%)
 Bank One
                                                   $                     $
  7.63%; 08/01/05                                     350,000                359,340
SUPRANATIONAL BANK (0.42%)
 Corp Andina de Fomento
  6.75%; 03/15/05                                     200,000                200,836
  8.88%; 06/01/05                                     150,000                153,288
                                                                             354,124
TELEPHONE-INTEGRATED (0.12%)
 Deutsche Telekom International Finance /1/
  8.25%; 06/15/05                                     100,000                102,262
TRANSPORT-RAIL (0.21%)
 Norfolk Southern
  8.38%; 05/15/05                                     100,000                101,766
 Union Pacific
  7.60%; 05/01/05                                      75,000                 75,577
                                                                             177,343
                                                 TOTAL BONDS               3,798,986
                                                                         -----------

                       TOTAL PORTFOLIO INVESTMENTS (100.04%)              84,497,405
LIABILITIES, NET OF CASH, RECEIVABLES AND WRAPPER AGREEMENTS
 (-0.04%)                                                                    (35,529)
                                  TOTAL NET ASSETS (100.00%)             $84,461,876
                                                                         --------------

/1 /Variable rate.

                            SCHEDULE OF INVESTMENTS
                           GOVERNMENT SECURITIES FUND

                          JANUARY 31, 2005 (UNAUDITED)

                                                     Principal
                                                      Amount                  Value
----------------------------------------------------------------------------------------------
BONDS (29.06%)
FEDERAL & FEDERALLY SPONSORED CREDIT (3.61%)
 Federal Farm Credit Bank
                                                     $                    $
  2.63%; 09/17/07                                    1,500,000               1,464,798
  3.00%; 12/15/06                                    1,000,000                 991,750
  3.75%; 01/15/09                                    1,000,000                 995,874
  4.48%; 08/24/12                                    1,000,000               1,009,683
                                                                             4,462,105
FINANCE-MORTGAGE LOAN/BANKER (24.66%)
 Federal Home Loan Bank System
  1.88%; 06/15/06                                    3,000,000               2,942,535
  2.45%; 03/23/07                                    3,000,000               2,934,768
  2.63%; 05/15/07                                    3,000,000               2,939,919
  4.13%; 11/15/06                                    1,000,000               1,011,660
  5.80%; 09/02/08                                    2,500,000               2,661,412
 Federal Home Loan Mortgage
  2.88%; 05/15/07                                    2,000,000               1,972,196
  4.63%; 05/28/13                                    1,000,000                 993,723
  5.75%; 01/15/12                                    2,000,000               2,175,958
 Federal National Mortgage Association
  2.63%; 11/15/06                                    3,000,000               2,959,137
  3.00%; 12/15/06                                    4,000,000               3,940,020
  3.25%; 08/15/08                                    2,000,000               1,964,136
  4.33%; 02/17/09 /1/                                2,000,000               1,999,680
  4.38%; 03/15/13                                    2,000,000               2,002,184
                                                                            30,497,328
FINANCE-OTHER SERVICES (0.79%)
 Private Export Funding
  3.38%; 02/15/09                                    1,000,000                 982,046
                                                  TOTAL BONDS               35,941,479

                                                     Principal
                                                      Amount                  Value
----------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (29.09%)
4.00%; 07/01/10                                      1,603,787               1,596,101
4.50%; 06/01/11                                        954,082                 957,700
4.50%; 06/01/18                                      4,307,611               4,310,545
4.60%; 10/01/33 /1/                                  1,324,558               1,298,344
5.00%; 05/01/18                                      2,264,166               2,301,867
5.00%; 12/01/18                                      3,205,758               3,259,137
5.00%; 12/01/32                                      1,443,465               1,446,184
5.00%; 08/01/33                                      4,488,481               4,493,247
5.00%; 09/01/34                                      2,963,691               2,961,193
5.00%; 02/01/35 /2/                                  1,500,000               1,497,657
5.50%; 05/01/17                                        299,255                 308,825
5.50%; 09/01/17                                        544,875                 562,299
5.50%; 02/01/18                                        642,486                 663,032
5.50%; 12/01/18                                         12,491                  12,721
5.50%; 01/01/29                                         48,032                  49,139
5.50%; 03/01/29                                         20,273                  20,755
5.50%; 05/01/33                                        931,366                 950,558
5.50%; 10/01/33                                        431,285                 440,172
5.50%; 02/01/35 /2/                                  3,000,000               3,057,186
                                                     Principal
                                                      Amount                  Value
----------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
                                                     $                    $
6.00%; 03/01/17                                        222,311                 232,434
6.00%; 06/01/28                                        173,970                 179,829
6.00%; 10/01/31                                         87,016                  89,925
6.00%; 02/01/32                                        218,050                 225,339
6.00%; 01/01/33                                      1,595,163               1,648,467
6.50%; 06/01/17                                        517,856                 547,010
6.50%; 07/01/19                                         22,135                  23,324
6.50%; 08/01/22                                        793,830                 836,039
6.50%; 03/01/29                                        107,125                 112,332
6.50%; 06/01/31                                         15,212                  15,943
6.50%; 02/01/32                                        128,219                 134,380
6.50%; 02/01/32                                        234,064                 245,312
6.50%; 04/01/32                                        180,996                 189,694
6.50%; 08/01/32                                        579,193                 607,025
6.50%; 08/01/32                                        241,162                 252,751
7.00%; 01/01/31                                         32,145                  34,031
7.50%; 12/01/30                                         47,188                  50,682
7.50%; 02/01/31                                         32,070                  34,444
7.50%; 04/01/32                                        268,383                 288,035
8.00%; 08/01/30                                          9,837                  10,643
8.00%; 11/01/30                                         27,416                  29,662
                                     TOTAL FHLMC CERTIFICATES               35,973,963

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (34.71%)
4.00%; 09/01/18                                      1,740,786               1,707,393
4.50%; 08/01/09                                        537,817                 539,388
4.50%; 03/01/10                                        230,379                 231,045
4.50%; 11/01/14                                      2,904,601               2,940,246
4.60%; 02/01/33 /1/                                  5,343,147               5,432,853
4.73%; 12/01/33 /1/                                    899,183                 902,732
4.98%; 10/01/33 /1/                                    700,837                 711,070
5.00%; 01/01/18                                      1,103,724               1,122,830
5.00%; 04/01/19                                      2,805,086               2,851,982
5.00%; 02/01/35 /2/                                  3,000,000               2,992,500
5.16%; 12/01/33 /1/                                  1,541,607               1,567,051
5.50%; 09/01/17                                        817,394                 844,163
5.50%; 09/01/17                                        199,763                 206,305
5.50%; 03/01/18                                        712,581                 735,917
5.50%; 06/01/19                                        264,895                 273,461
5.50%; 06/01/19                                        233,549                 241,101
5.50%; 07/01/19                                        722,563                 745,928
5.50%; 07/01/19                                        479,535                 495,042
5.50%; 07/01/19                                        105,753                 109,172
5.50%; 07/01/19                                        246,902                 254,886
5.50%; 07/01/19                                        311,395                 321,464
5.50%; 08/01/19                                      1,214,530               1,253,804
5.50%; 08/01/19                                        119,404                 123,266
5.50%; 09/01/19                                        960,472                 991,531
5.50%; 09/01/33                                      4,368,958               4,454,415
5.50%; 06/01/34                                      2,790,150               2,843,225
6.00%; 04/01/09                                         40,426                  42,427
6.00%; 05/01/09                                        184,921                 194,075
6.00%; 01/01/17                                        216,564                 226,764
6.00%; 04/01/17                                        200,018                 209,453
                                                     Principal
                                                      Amount                  Value
----------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
                                                     $                    $
6.00%; 12/01/22                                        387,189                 402,144
6.00%; 12/01/31                                         92,898                  95,944
6.00%; 12/01/31                                        267,217                 275,979
6.00%; 11/01/32                                        291,944                 301,523
6.00%; 02/01/35 /2/                                  4,000,000               4,130,000
6.50%; 04/01/10                                         36,950                  39,317
6.50%; 06/01/16                                         78,114                  82,550
6.50%; 09/01/31                                        211,212                 221,134
6.50%; 12/01/31                                         63,418                  66,397
6.50%; 04/01/32                                        116,300                 121,763
6.50%; 06/01/32                                        401,650                 420,515
7.00%; 05/01/22                                        245,795                 261,495
7.00%; 02/01/32                                         63,370                  67,083
7.00%; 02/01/32                                         62,502                  66,146
7.00%; 02/01/32                                         50,590                  53,555
7.00%; 04/01/32                                        268,688                 284,353
7.50%; 01/01/31                                         25,488                  27,310
7.50%; 05/01/31                                         45,364                  48,607
7.50%; 08/01/32                                        369,931                 396,064
                                      TOTAL FNMA CERTIFICATES               42,927,368

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (3.32%)
5.50%; 04/15/33                                        636,479                 653,835
5.50%; 02/01/35 /2/                                  2,100,000               2,153,812
6.00%; 10/20/28                                        121,915                 126,872
6.00%; 02/15/33                                        260,288                 270,569
6.50%; 10/20/28                                        110,212                 115,936
6.50%; 07/15/31                                         31,135                  32,807
6.50%; 10/15/31                                        155,788                 164,153
6.50%; 07/15/32                                        261,907                 275,932
7.00%; 05/15/31                                        104,308                 110,774
7.00%; 07/15/31                                          4,194                   4,453
7.00%; 07/15/31                                         28,353                  30,104
7.00%; 09/15/31                                         45,887                  48,721
7.00%; 02/15/32                                         32,300                  34,294
8.00%; 12/15/30                                         81,136                  88,092
                                      TOTAL GNMA CERTIFICATES                4,110,354

                                                     Principal
                                                      Amount                  Value
----------------------------------------------------------------------------------------------
TREASURY BONDS (11.54%)
 U.S. Treasury Inflation-Indexed Obligations
  2.38%; 01/15/25                                    2,026,560               2,180,293
  3.88%; 01/15/09                                    1,164,630               1,291,238
  4.25%; 01/15/10                                    2,270,500               2,611,341



                                                     Principal
                                                      Amount                  Value
----------------------------------------------------------------------------------------------
TREASURY BONDS (CONTINUED)
 U.S. Treasury Strip /3/
                                                     $                    $
  0.00%; 11/15/15                                    9,000,000               5,621,535
  0.00%; 08/15/20                                    3,000,000               1,444,302
  0.00%; 08/15/25                                    3,000,000               1,121,160
                                         TOTAL TREASURY BONDS               14,269,869

                                                     Principal
                                                      Amount                  Value
----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.83%)
FINANCE-MORTGAGE LOAN/BANKER (2.83%)
 Investment in Joint Trading Account;
              Federal Home Loan Bank
  2.30%; 02/01/05                                    3,494,629               3,494,629
                                       TOTAL COMMERCIAL PAPER                3,494,629
                                                                          ------------

                        TOTAL PORTFOLIO INVESTMENTS (110.55%)              136,717,662
LIABILITIES, NET OF CASH AND RECEIVABLES (-10.55%)                         (13,045,445)
                                   TOTAL NET ASSETS (100.00%)             $123,672,217
                                                                          ---------------

/1 /Variable rate.
/2 /Security or a portion of the security was purchased in a "to-be-announced"
  ("TBA") transaction. See Notes to Financial Statements.
/3 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  1,033,779
Unrealized Depreciation                          (522,399)
                                             ------------
Net Unrealized Appreciation (Depreciation)        511,380
Cost for federal income tax purposes         $136,206,282

                            SCHEDULE OF INVESTMENTS
                    HIGH QUALITY INTERMEDIATE-TERM BOND FUND

                          JANUARY 31, 2005 (UNAUDITED)

                                                             Principal
                                                               Amount                 Value
-----------------------------------------------------------------------------------------------------
BONDS (59.15%)
AGRICULTURAL OPERATIONS (0.34%)
 Bunge Limited Finance
  4.38%; 12/15/08                                            $  265,000            $   265,876
  5.88%; 05/15/13                                                20,000                 21,424
                                                                                       287,300
ASSET BACKED SECURITIES (3.02%)
 Adjustable Rate Mortgage Trust /1/
  3.10%; 02/25/35                                               225,000                227,560
 Bear Stearns Asset Backed Securities /1/
  3.13%; 03/25/34                                               155,000                154,993
  3.18%; 02/25/34                                               250,000                251,990
 Chase Funding Mortgage Loan Asset Backed Certificates
  /1/
  2.78%; 02/25/34                                               115,000                114,995
  2.82%; 09/25/33                                               122,968                123,155
  3.03%; 09/25/33                                               120,000                119,994
 Countrywide Asset Backed Certificates
  3.60%; 01/25/34 /1/                                           325,000                329,093
  3.61%; 04/25/30                                                60,000                 59,927
 Master Adjustable Rate Mortgages Trust /1/
  3.63%; 03/25/34                                               170,000                171,113
 Master Asset Backed Securities Trust /1/
  2.73%; 12/25/34                                               250,000                250,000
  4.18%; 08/25/33                                               300,000                305,788
 Morgan Stanley ABS Capital I /1/
  2.76%; 12/25/34                                               200,000                200,000
 MSDWCC Heloc Trust /1/ /2/
  2.74%; 07/25/17                                               225,000                225,000
                                                                                     2,533,608
AUTO-CARS & LIGHT TRUCKS (0.45%)
 DaimlerChrysler Holding
  3.21%; 08/08/06 /1/                                           200,000                202,116
  4.05%; 06/04/08                                               150,000                149,260
  7.25%; 01/18/06                                                25,000                 25,866
                                                                                       377,242
AUTOMOBILE SEQUENTIAL (0.05%)
 DaimlerChrysler Auto Trust
  5.32%; 09/06/06                                                42,730                 42,811
 Ford Credit Auto Owner Trust
  4.14%; 12/15/05                                                 2,391                  2,392
                                                                                        45,203
BEVERAGES-WINE & SPIRITS (0.33%)
 Diageo Capital /1/
  2.76%; 04/20/07                                               275,000                275,248
BREWERY (0.39%)
 Cia Brasileira de Bebidas
  10.50%; 12/15/11                                              135,000                169,594
 Coors Brewing
  6.38%; 05/15/12                                               140,000                154,323
                                                                                       323,917
                                                             Principal
                                                               Amount                 Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BROADCASTING SERVICES & PROGRAMMING (0.21%)
 Clear Channel Communications
  4.50%; 01/15/10                                            $  120,000            $   117,827
 Grupo Televisa
  8.50%; 03/11/32                                                15,000                 17,457
 Liberty Media
  3.50%; 09/25/06                                                45,000                 44,559
                                                                                       179,843
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.38%)
 CRH America
  5.30%; 10/15/13                                               100,000                103,371
  6.40%; 10/15/33                                                15,000                 16,725
 Masco /1/ /3/
  2.70%; 03/09/07                                               200,000                200,381
                                                                                       320,477
BUILDING PRODUCTS-WOOD (0.01%)
 Celulosa Arauco y Constitucion
  5.13%; 07/09/13                                                10,000                  9,893
CABLE TV (1.13%)
 Comcast
  5.30%; 01/15/14                                                25,000                 25,783
  5.85%; 01/15/10                                                50,000                 53,362
  7.05%; 03/15/33                                                40,000                 46,958
 Cox Communications
  3.04%; 12/14/07 /1/ /3/                                       125,000                125,222
  4.63%; 01/15/10 /3/                                           165,000                164,298
  4.63%; 06/01/13                                                10,000                  9,634
  5.45%; 12/15/14 /3/                                           165,000                166,493
  6.75%; 03/15/11                                                70,000                 76,787
  6.88%; 06/15/05                                                50,000                 50,638
  7.13%; 10/01/12                                               200,000                225,268
                                                                                       944,443
CASINO HOTELS (0.10%)
 Harrah's Operating
  5.50%; 07/01/10                                                80,000                 82,542
CELLULAR TELECOMMUNICATIONS (0.99%)
 America Movil
  5.75%; 01/15/15                                               165,000                167,239
 AT&T Wireless Services
  7.88%; 03/01/11                                                45,000                 52,907
  8.13%; 05/01/12                                               125,000                150,982
  8.75%; 03/01/31                                                75,000                103,155
 Telus
  7.50%; 06/01/07                                               175,000                188,961
 Verizon Wireless Capital
  5.38%; 12/15/06                                               165,000                170,138
                                                                                       833,382
CHEMICALS-DIVERSIFIED (0.43%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                               225,000                232,079
  7.00%; 03/15/11                                                25,000                 28,130
 ICI Wilmington I
  5.63%; 12/01/13                                                95,000                 98,982
                                                                                       359,191
                                                             Principal
                                                               Amount                 Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COATINGS & PAINT (0.19%)
 Valspar
  6.00%; 05/01/07                                            $  150,000            $   156,353
COMMERCIAL BANKS (0.90%)
 Key Bank National Association /1/
  2.33%; 11/03/09                                               300,000                299,832
 Marshall & Ilsley Bank
  4.13%; 09/04/07                                                10,000                 10,103
 Union Planters Bank
  5.13%; 06/15/07                                               225,000                232,667
 United Overseas Bank /3/
  4.50%; 07/02/13                                                20,000                 19,474
 Wachovia Bank
  4.88%; 02/01/15                                               130,000                130,664
  7.80%; 08/18/10                                                50,000                 58,592
                                                                                       751,332
COMMERCIAL SERVICE-FINANCE (0.36%)
 Equifax
  6.30%; 07/01/05                                               300,000                303,882
COPPER ORES (0.07%)
 Codelco /3/
  6.38%; 11/30/12                                                50,000                 55,551
CREDIT CARD ASSET BACKED SECURITIES (2.81%)
 American Express Credit Account Master Trust /1/
  2.73%; 09/15/11                                                70,000                 70,316
 Capital One Multi-Asset Execution Trust /1/
  2.70%; 12/15/09                                               170,000                170,299
 Chase Credit Card Master Trust /1/
  2.68%; 05/15/09                                               225,000                224,989
  2.83%; 02/15/11                                               275,000                277,397
 Citibank Credit Card Issuance Trust
  2.88%; 06/25/09 /1/                                           275,000                276,158
  6.90%; 10/15/07                                               200,000                205,114
 Citibank Credit Card Master Trust I /1/
  2.75%; 03/10/11                                               150,000                150,829
 Citibank Omni-S Master Trust
  7.00%; 09/16/09                                               225,000                230,077
 Discover Card Master Trust I /1/
  2.72%; 05/15/12                                               250,000                250,218
 First USA Credit Card Master Trust /1/
  2.49%; 04/18/11                                               300,000                302,449
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                               200,000                204,056
                                                                                     2,361,902
DATA PROCESSING & MANAGEMENT (0.02%)
 Certegy
  4.75%; 09/15/08                                                15,000                 15,318
DIVERSIFIED FINANCIAL SERVICES (1.07%)
 General Electric Capital
  0.70%; 03/10/40 /1/ /3/                                     1,858,133                 53,600
  2.32%; 02/02/09 /1/                                           250,000                250,564
  4.25%; 12/01/10                                               275,000                274,359
  6.00%; 06/15/12                                                65,000                 71,042
                                                             Principal
                                                               Amount                 Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
 General Electric Capital (continued)
  6.75%; 03/15/32                                            $   50,000            $    59,954
 John Deere Capital
  3.13%; 12/15/05                                                70,000                 69,843
 NiSource Finance
  3.20%; 11/01/06                                                15,000                 14,805
 Wells Fargo Financial
  7.50%; 04/15/05                                               100,000                100,935
                                                                                       895,102
DIVERSIFIED MANUFACTURING OPERATIONS (0.14%)
 Tyco International Group
  6.88%; 01/15/29                                               100,000                116,405
DIVERSIFIED MINERALS (0.02%)
 Corp. Nacional del Cobre de Chile /3/
  5.50%; 10/15/13                                                15,000                 15,745
DIVERSIFIED OPERATIONS (0.06%)
 Hutchison Whampoa International /3/
  6.50%; 02/13/13                                                45,000                 48,909
ELECTRIC-GENERATION (0.09%)
 Korea East-West Power /3/
  4.88%; 04/21/11                                                25,000                 25,207
 Tenaska Virginia Partners /3/
  6.12%; 03/30/24                                                49,405                 52,395
                                                                                        77,602
ELECTRIC-INTEGRATED (3.41%)
 Appalachian Power /1/
  2.86%; 06/29/07                                               300,000                300,264
 Arizona Public Service
  5.80%; 06/30/14                                                85,000                 91,277
  6.50%; 03/01/12                                                15,000                 16,739
 Carolina Power & Light
  6.50%; 07/15/12                                                35,000                 38,981
  7.50%; 04/01/05                                               150,000                151,125
 CenterPoint Energy Houston Electric
  5.70%; 03/15/13                                                90,000                 96,110
 Cincinnati Gas & Electric
  5.40%; 06/15/33                                                20,000                 20,030
 Consumers Energy
  4.25%; 04/15/08                                                10,000                 10,053
 Dayton Power & Light /3/
  5.13%; 10/01/13                                                25,000                 25,686
 Dominion Resources
  2.59%; 05/15/06 /1/                                           175,000                175,401
  8.13%; 06/15/10                                                75,000                 87,922
 Entergy Gulf States
  3.60%; 06/01/08                                                20,000                 19,636
 Florida Power
  4.80%; 03/01/13                                                 5,000                  5,045
 FPL Group Capital
  3.25%; 04/11/06                                                20,000                 19,962
 Georgia Power /1/
  2.48%; 02/17/09                                               275,000                275,038
 Jersey Central Power & Light
  5.63%; 05/01/16                                                40,000                 42,008
                                                             Principal
                                                               Amount                 Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 MidAmerican Energy Holdings
  4.63%; 10/01/07                                            $  225,000            $   227,944
 Niagara Mohawk Power
  7.75%; 05/15/06                                                55,000                 57,886
 Northeast Utilities
  3.30%; 06/01/08                                                15,000                 14,654
 Oncor Electric Delivery
  7.00%; 05/01/32                                                70,000                 83,284
 Pacific Gas & Electric
  3.60%; 03/01/09                                                45,000                 44,135
  6.05%; 03/01/34                                               155,000                166,607
 Pepco Holdings
  3.75%; 02/15/06                                                70,000                 70,154
 Power Contract Financing /3/
  5.20%; 02/01/06                                                16,625                 16,852
 PPL Energy Supply
  5.40%; 08/15/14                                                65,000                 67,031
 Progress Energy
  6.75%; 03/01/06                                               175,000                180,826
 PSEG Power
  6.95%; 06/01/12                                               100,000                113,115
 Puget Energy
  3.36%; 06/01/08                                                25,000                 24,467
 SCANA /1/
  2.74%; 11/15/06                                               200,000                200,495
 Southern California Edison
  5.00%; 01/15/14                                                25,000                 25,535
  5.00%; 01/15/16                                                80,000                 80,710
 Southern Company Capital Funding
  5.30%; 02/01/07                                                15,000                 15,610
 TXU Energy
  6.13%; 03/15/08                                                15,000                 15,813
 Virginia Electric & Power
  4.50%; 12/15/10                                                85,000                 85,615
                                                                                     2,866,010
EXPORT/IMPORT BANK (0.07%)
 Export-Import Bank of Korea
  4.50%; 08/12/09                                                60,000                 60,253
FEDERAL & FEDERALLY SPONSORED CREDIT (0.02%)
 Housing Urban Development
  2.99%; 08/01/05                                                20,000                 20,012
FIDUCIARY BANKS (0.30%)
 State Street Capital Trust II /1/
  2.79%; 02/15/08                                               250,000                251,074
FINANCE-AUTO LOANS (1.87%)
 American Honda Finance /1/ /3/
  2.47%; 02/20/07                                               265,000                265,190
 Ford Motor Credit
  5.70%; 01/15/10                                               100,000                 99,694
  6.13%; 01/09/06                                                30,000                 30,600
  6.50%; 01/25/07                                               335,000                344,873
  7.88%; 06/15/10                                               235,000                255,685
 General Motors Acceptance
  3.92%; 10/20/05 /1/                                           175,000                175,773
  6.13%; 08/28/07                                                30,000                 30,442
                                                             Principal
                                                               Amount                 Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-AUTO LOANS (CONTINUED)
 General Motors Acceptance (continued)
  6.75%; 01/15/06                                            $   75,000            $    76,657
  6.88%; 09/15/11                                               120,000                120,500
  6.88%; 08/28/12                                               160,000                159,651
  8.00%; 11/01/31                                                10,000                 10,120
                                                                                     1,569,185
FINANCE-COMMERCIAL (0.37%)
 CIT Group
  2.49%; 02/15/07 /1/                                           125,000                125,119
  5.13%; 09/30/14                                               185,000                187,272
                                                                                       312,391
FINANCE-CONSUMER LOANS (1.57%)
 Household Finance
  2.37%; 02/09/07 /1/                                           250,000                250,361
  3.38%; 02/21/06                                               180,000                179,955
  4.13%; 12/15/08                                                20,000                 20,026
  4.13%; 11/16/09                                               320,000                317,873
  6.50%; 01/24/06                                                90,000                 92,700
  7.00%; 05/15/12                                               180,000                206,017
 SLM /1/
  2.82%; 01/25/07                                               250,000                250,322
                                                                                     1,317,254
FINANCE-CREDIT CARD (0.25%)
 Capital One Bank
  5.00%; 06/15/09                                                80,000                 82,126
  6.88%; 02/01/06                                               125,000                129,136
                                                                                       211,262
FINANCE-INVESTMENT BANKER & BROKER (3.44%)
 Bear Stearns
  3.00%; 03/30/06                                               100,000                 99,548
  3.03%; 01/30/09 /1/                                           175,000                175,460
  3.10%; 06/25/34 /1/                                           160,000                159,561
 Citigroup
  5.88%; 02/22/33                                                10,000                 10,503
  6.63%; 06/15/32                                               110,000                127,221
  6.75%; 12/01/05                                               290,000                298,256
 Goldman Sachs Group
  3.88%; 01/15/09                                                60,000                 59,729
  5.13%; 01/15/15                                               215,000                217,652
  5.15%; 01/15/14                                               135,000                137,730
  5.25%; 04/01/13                                               205,000                211,622
  7.63%; 08/17/05                                               100,000                102,542
 Lehman Brothers Holdings
  2.35%; 11/10/09 /1/                                           100,000                100,150
  2.79%; 04/20/07 /1/                                           175,000                175,137
  4.25%; 01/27/10                                                55,000                 54,834
  4.80%; 03/13/14                                                95,000                 94,487
 Merrill Lynch
  2.46%; 02/06/09 /1/                                           250,000                250,078
  5.00%; 01/15/15                                                85,000                 85,262
  5.45%; 07/15/14                                                70,000                 73,098
 Morgan Stanley
  2.41%; 02/15/07 /1/                                           150,000                150,102
  4.75%; 04/01/14                                               210,000                206,724
                                                             Principal
                                                               Amount                 Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Morgan Stanley (continued)
  5.30%; 03/01/13                                            $   20,000            $    20,735
  7.75%; 06/15/05                                                75,000                 76,328
                                                                                     2,886,759
FINANCE-LEASING COMPANY (0.04%)
 Boeing Capital
  5.65%; 05/15/06                                                35,000                 35,949
FINANCE-MORTGAGE LOAN/BANKER (4.99%)
 Countrywide Home Loan
  2.45%; 02/17/06 /1/                                            40,000                 40,015
  2.89%; 06/02/06 /1/                                           235,000                236,069
  4.25%; 12/19/07                                               100,000                100,616
  4.61%; 12/19/33 /1/                                            50,000                 49,316
 Federal Home Loan Mortgage
  2.65%; 05/30/08                                               250,000                241,678
  2.83%; 02/15/30 /1/                                           224,002                224,785
  3.25%; 02/25/08                                               200,000                197,601
  4.50%; 07/15/13 /6/                                           875,000                882,912
  4.63%; 05/28/13                                                80,000                 79,498
  4.75%; 10/11/12                                                50,000                 50,003
  4.75%; 05/06/13                                                75,000                 73,927
  6.25%; 07/15/32                                               375,000                446,477
 Federal National Mortgage Association
  2.30%; 03/28/06                                               150,000                148,369
  2.83%; 02/25/18 /1/                                           209,384                209,913
  2.83%; 02/25/32 /1/                                           250,000                250,876
  2.88%; 05/19/08                                                50,000                 48,639
  3.70%; 11/01/07                                                45,000                 44,857
  3.87%; 11/25/31                                               300,000                300,661
  4.75%; 02/21/13                                                95,000                 94,824
  7.13%; 02/15/05                                                50,000                 50,085
  7.13%; 01/15/30                                               320,000                416,333
                                                                                     4,187,454
FINANCE-OTHER SERVICES (0.09%)
 Newcourt Credit Group
  6.88%; 02/16/05                                                10,000                 10,015
 Verizon Global Funding
  7.75%; 12/01/30                                                50,000                 63,211
                                                                                        73,226
FOOD-MEAT PRODUCTS (0.15%)
 Tyson Foods
  6.75%; 06/01/05                                               125,000                126,471
FOOD-MISCELLANEOUS/DIVERSIFIED (0.36%)
 Kellogg
  6.00%; 04/01/06                                                50,000                 51,428
 Kraft Foods
  4.13%; 11/12/09                                                75,000                 74,339
  4.63%; 11/01/06                                                45,000                 45,721
  5.63%; 11/01/11                                               125,000                132,591
                                                                                       304,079
FOOD-RETAIL (0.22%)
 Safeway
  2.50%; 11/01/05                                               185,000                183,822
                                                             Principal
                                                               Amount                 Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
GAS-DISTRIBUTION (0.26%)
 Sempra Energy
  4.75%; 05/15/09                                            $   60,000            $    60,770
  6.95%; 12/01/05                                               150,000                154,201
                                                                                       214,971
HOME EQUITY-OTHER (3.15%)
 ACE Securities /1/ /2/
  2.81%; 02/25/35                                               100,000                100,000
 Argent Securities /1/
  2.75%; 02/25/34                                               125,000                125,068
 Asset Backed Funding Certificates /1/
  2.72%; 02/25/30                                                85,000                 84,996
 CDC Mortgage Capital Trust /1/
  3.10%; 06/25/34                                               175,000                175,664
 Citifinancial Mortgage Securities /1/
  2.13%; 05/25/33                                               345,000                342,466
 Long Beach Mortgage Loan Trust /1/
  3.06%; 06/25/34                                                40,000                 39,967
  3.61%; 06/25/34                                                50,000                 50,484
 New Century Home Equity Loan Trust /1/
  3.25%; 01/25/34                                               200,000                201,605
 Option One Mortgage Loan Trust /1/
  2.68%; 02/13/35                                               200,000                200,031
  2.83%; 11/25/34                                                50,000                 50,089
  3.06%; 05/25/34                                               125,000                125,510
  3.58%; 05/25/34                                               125,000                124,994
 Saxon Asset Securities Trust /1/
  2.75%; 03/25/35                                               250,000                250,000
  3.05%; 03/25/35                                               250,000                250,000
  3.66%; 03/25/35                                               225,000                227,057
 Specialty Underwriting & Residential Finance /1/
  3.04%; 02/25/35                                               125,000                124,995
 Wells Fargo Home Equity Trust /1/
  3.03%; 04/25/34                                               175,000                174,995
                                                                                     2,647,921
HOME EQUITY-SEQUENTIAL (1.18%)
 Ameriquest Mortgage Securities /1/
  2.85%; 02/25/35                                               225,000                225,000
  2.73%; 04/25/34                                               140,000                139,994
 Residential Asset Securities
  2.45%; 02/25/25                                               350,000                345,459
  2.97%; 10/25/33 /1/                                           275,000                276,630
                                                                                       987,083
INDUSTRIAL AUTOMATION & ROBOTS (0.24%)
 Rockwell International
  6.63%; 06/01/05                                               200,000                202,126
INVESTMENT COMPANIES (0.18%)
 Canadian Oil Sands /3/
  4.80%; 08/10/09                                               150,000                151,845
LIFE & HEALTH INSURANCE (0.36%)
 Hartford Life Global Funding Trusts /1/
  2.66%; 09/15/09                                               300,000                298,515




                                                             Principal
                                                               Amount                 Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
 Nationwide Financial Services
  5.63%; 02/13/15                                            $    5,000            $     5,128
                                                                                       303,643
LINEN SUPPLY & RELATED ITEMS (0.01%)
 Cintas
  5.13%; 06/01/07                                                10,000                 10,334
MEDICAL-DRUGS (0.09%)
 Schering-Plough /1/
  5.55%; 12/01/13                                                70,000                 73,459
MEDICAL-HMO (0.19%)
 WellPoint /3/
  3.75%; 12/14/07                                                60,000                 59,684
  4.25%; 12/15/09                                                45,000                 44,802
  5.00%; 12/15/14                                                55,000                 55,337
                                                                                       159,823
METAL-DIVERSIFIED (0.27%)
 Falconbridge
  5.38%; 06/01/15                                                15,000                 14,848
  7.35%; 06/05/12                                                10,000                 11,373
  7.38%; 09/01/05                                               145,000                148,386
 Rio Tinto Finance
  5.75%; 07/03/06                                                50,000                 51,642
                                                                                       226,249
MISCELLANEOUS INVESTING (0.04%)
 Simon Property Group
  5.38%; 08/28/08                                                10,000                 10,386
 United Dominion Realty Trust
  6.50%; 06/15/09                                                25,000                 26,975
                                                                                        37,361
MONEY CENTER BANKS (1.10%)
 Bank of America
  3.88%; 01/15/08                                                 5,000                  5,014
  4.75%; 10/15/06                                               365,000                372,616
  7.40%; 01/15/11                                                95,000                110,053
 JP Morgan Chase
  5.13%; 09/15/14                                               135,000                137,525
  5.25%; 05/01/15                                               295,000                301,792
                                                                                       927,000
MORTGAGE BACKED SECURITIES (3.52%)
 Bear Stearns Adjustable Rate
                             Mortgage Trust /1/
  3.52%; 06/25/34                                                75,000                 73,001
 Bear Stearns Commercial Mortgage
                                Securities /1/ /3/
  0.65%; 05/11/39                                               755,614                 20,121
 Bella Vista Mortgage Trust /1/
  2.86%; 12/01/44                                               300,000                300,000
 Carrington Mortgage Loan Trust /1/
  2.85%; 02/01/35                                               150,000                150,000
 CS First Boston Mortgage Securities /1/
  0.08%; 11/15/37 /3/                                         2,049,231                 41,374
                                                             Principal
                                                               Amount                 Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 CS First Boston Mortgage Securities (continued) /1/
  0.57%; 05/15/36 /3/                                        $1,240,992            $    25,831
  0.68%; 07/15/36 /3/                                         1,311,749                 40,680
  3.13%; 05/25/34                                                95,000                 94,478
  3.13%; 06/25/34 /3/                                            55,000                 54,845
  7.68%; 09/15/41                                                40,000                 45,867
 First Union National Bank Commercial Mortgage
  8.09%; 05/17/32                                                65,000                 75,658
 GMAC Commercial Mortgage
  Securities /1/ /3/
  0.97%; 03/10/38                                             1,361,199                 53,714
 Greenwich Capital Commercial
  Funding /1/ /3/
  0.39%; 06/10/36                                             2,571,000                 44,939
 IMPAC Commercial Mortgage Trust /1/
  2.87%; 04/25/35                                               225,000                225,000
  2.91%; 01/25/35                                               370,373                370,682
 JP Morgan Chase Commercial
  Mortgage Securities
  0.05%; 01/15/42 /1/ /3/                                     1,990,100                 34,037
  1.22%; 01/12/39 /1/ /3/                                     1,200,000                 59,063
  4.55%; 05/12/34                                                95,278                 96,232
 LB-UBS Commercial Mortgage Trust /3/
  0.13%; 03/15/36 /1/                                           714,354                 19,936
  0.74%; 08/15/36                                             1,005,022                 32,898
  1.23%; 03/15/36 /1/                                           676,647                 33,089
  4.90%; 06/15/26                                               125,000                128,330
 Merrill Lynch Mortgage Investors /1/
  3.09%; 01/25/35                                               165,000                164,993
 Merrill Lynch Mortgage Trust /1/
  0.60%; 02/12/42                                             2,746,350                 63,490
 Morgan Stanley Capital I
  1.12%; 01/13/41 /1/ /3/                                       850,000                 42,384
  7.11%; 04/15/33                                                95,000                105,991
 PNC Mortgage Acceptance
  7.11%; 12/10/32                                                45,254                 47,845
 Sequoia Mortgage Trust /1/
  2.78%; 02/20/35                                               375,000                375,000
 Wachovia Bank Commercial
  Mortgage Trust /1/ /3/
  0.47%; 10/15/41                                             5,488,600                134,642
                                                                                     2,954,120
MULTI-LINE INSURANCE (1.29%)
 Assurant
  6.75%; 02/15/34                                                50,000                 56,091
 CNA Financial
  5.85%; 12/15/14                                               200,000                199,951
  6.50%; 04/15/05                                               200,000                201,288
 MetLife
  5.25%; 12/01/06                                               225,000                231,368
 Metropolitan Life Global Funding I /1/ /3/
  2.65%; 03/17/09                                               250,000                249,711
                                                             Principal
                                                               Amount                 Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
 Prudential Financial
  4.75%; 04/01/14                                            $  150,000            $   148,366
                                                                                     1,086,775
MULTIMEDIA (1.58%)
 AOL Time Warner
  5.63%; 05/01/05                                               540,000                543,463
  6.13%; 04/15/06                                               155,000                159,694
  7.63%; 04/15/31                                               290,000                357,216
 News America
  4.75%; 03/15/10                                                10,000                 10,128
  5.30%; 12/15/14                                                55,000                 55,975
  6.63%; 01/09/08                                               150,000                160,721
 Viacom
  6.63%; 05/15/11                                                35,000                 38,937
                                                                                     1,326,134
MUTUAL INSURANCE (0.12%)
 Liberty Mutual Group /3/
  5.75%; 03/15/14                                                60,000                 59,326
  7.00%; 03/15/34                                                40,000                 41,315
                                                                                       100,641
NON-HAZARDOUS WASTE DISPOSAL (0.13%)
 Waste Management
  5.00%; 03/15/14                                                40,000                 40,348
  7.00%; 07/15/28                                                60,000                 69,163
                                                                                       109,511
OIL & GAS DRILLING (0.10%)
 Consolidated Natural Gas
  5.00%; 03/01/14                                                15,000                 15,126
 Precision Drilling
  5.63%; 06/01/14                                                65,000                 68,023
                                                                                        83,149
OIL COMPANY-EXPLORATION & PRODUCTION (1.26%)
 Devon Financing
  7.88%; 09/30/31                                               100,000                129,783
 Husky Energy
  6.15%; 06/15/19                                                55,000                 59,002
  6.25%; 06/15/12                                                25,000                 27,381
 Kerr-McGee
  5.38%; 04/15/05                                                50,000                 50,221
  6.95%; 07/01/24                                               100,000                113,033
 Nexen
  5.05%; 11/20/13                                               110,000                109,652
  7.88%; 03/15/32                                                15,000                 19,082
 Pemex Project Funding Master Trust
  6.13%; 08/15/08                                               255,000                267,877
  7.88%; 02/01/09                                                50,000                 55,750
  8.00%; 11/15/11                                               195,000                224,250
                                                                                     1,056,031
OIL COMPANY-INTEGRATED (0.23%)
 Petrobras International Finance
  9.75%; 07/06/11                                               150,000                180,000
 Petronas Capital /3/
  7.88%; 05/22/22                                                10,000                 12,708
                                                                                       192,708
                                                             Principal
                                                               Amount                 Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL FIELD MACHINERY & EQUIPMENT (0.10%)
 Cooper Cameron
  2.65%; 04/15/07                                            $   90,000            $    87,370
OIL REFINING & MARKETING (0.31%)
 Valero Energy
  6.13%; 04/15/07                                               225,000                235,895
  6.88%; 04/15/12                                                25,000                 28,383
                                                                                       264,278
OIL-FIELD SERVICES (0.52%)
 Halliburton
  3.45%; 01/26/07 /1/ /3/                                       250,000                250,082
  5.50%; 10/15/10                                               175,000                184,670
                                                                                       434,752
PAPER & RELATED PRODUCTS (0.17%)
 Nexfor
  7.25%; 07/01/12                                                20,000                 22,449
 Norske Skog /3/
  7.13%; 10/15/33                                                15,000                 16,719
 Sappi Papier Holding /3/
  6.75%; 06/15/12                                                90,000                 99,986
                                                                                       139,154
PHARMACY SERVICES (0.15%)
 Caremark Rx
  7.38%; 10/01/06                                               120,000                126,392
PIPELINES (0.93%)
 Buckeye Partners
  4.63%; 07/15/13                                                35,000                 34,506
 Duke Capital
  4.37%; 03/01/09                                                45,000                 45,152
 Duke Energy Field Services
  7.50%; 08/16/05                                               175,000                178,959
  7.88%; 08/16/10                                               120,000                139,675
 Enbridge Energy Partners
  4.00%; 01/15/09                                                35,000                 34,489
 Equitable Resources
  5.15%; 11/15/12                                                15,000                 15,609
 National Fuel Gas
  5.25%; 03/01/13                                                20,000                 20,449
 PG&E Gas Transmission
  7.10%; 06/01/05                                               130,000                131,559
 TEPPCO Partners
  6.13%; 02/01/13                                                 5,000                  5,374
  7.63%; 02/15/12                                               115,000                133,457
 TGT Pipeline /3/
  5.50%; 02/01/17                                                45,000                 45,550
                                                                                       784,779
PROPERTY & CASUALTY INSURANCE (1.98%)
 ACE
  6.00%; 04/01/07                                               125,000                129,604
 ACE INA Holdings
  5.88%; 06/15/14                                               145,000                149,949
 Arch Capital Group
  7.35%; 05/01/34                                               185,000                203,130
 Infinity Property & Casualty
  5.50%; 02/18/14                                               100,000                 99,435
                                                             Principal
                                                               Amount                 Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
 Markel
  6.80%; 02/15/13                                            $  100,000            $   108,456
 St. Paul
  5.75%; 03/15/07                                               145,000                150,198
  7.88%; 04/15/05                                               185,000                186,786
 W.R. Berkley
  5.13%; 09/30/10                                               145,000                146,500
  5.88%; 02/15/13                                                30,000                 31,002
 XL Capital
  5.25%; 09/15/14                                               295,000                298,308
  6.50%; 01/15/12                                               145,000                158,932
                                                                                     1,662,300
REAL ESTATE OPERATOR & DEVELOPER (0.24%)
 Regency Centers
  7.13%; 07/15/05                                               200,000                203,577
REGIONAL BANKS (0.77%)
 Bank One
  7.63%; 08/01/05                                                50,000                 51,159
 KeyCorp
  4.63%; 05/16/05                                                25,000                 25,127
 Korea Development Bank
  3.07%; 10/20/09 /1/                                           110,000                109,868
  4.25%; 11/13/07                                                10,000                 10,049
 PNC Funding
  5.75%; 08/01/06                                                75,000                 77,412
 Wachovia
  5.25%; 08/01/14                                                35,000                 36,163
  6.38%; 02/01/09                                               180,000                194,809
  6.80%; 06/01/05                                               110,000                111,360
 Wells Fargo
  3.12%; 08/15/08                                                30,000                 29,371
                                                                                       645,318
REINSURANCE (0.27%)
 Endurance Specialty Holdings
  7.00%; 07/15/34                                               210,000                224,163
RETAIL-MAJOR DEPARTMENT STORE (0.25%)
 May Department Stores
  5.75%; 07/15/14                                               200,000                207,286
SAVINGS & LOANS-THRIFTS (1.22%)
 Golden West Financial
  4.13%; 08/15/07                                                15,000                 15,171
 Washington Mutual
  2.85%; 01/25/45 /1/                                           250,000                250,000
  2.96%; 01/15/10 /1/                                           300,000                299,550
  3.07%; 01/25/45 /1/                                           225,000                225,000
  3.81%; 06/25/34                                               125,000                122,970
  3.97%; 03/25/33                                                52,800                 52,518
  5.50%; 01/15/13                                                 5,000                  5,236
  6.88%; 06/15/11                                                50,000                 56,337
                                                                                     1,026,782
SOVEREIGN (0.74%)
 Chile Government /1/
  3.11%; 01/28/08                                               175,000                176,400
                                                             Principal
                                                               Amount                 Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SOVEREIGN (CONTINUED)
 Mexico Government
  7.50%; 01/14/12                                            $   25,000            $    28,563
  8.00%; 09/24/22                                               185,000                218,947
  8.30%; 08/15/31                                                45,000                 54,608
  8.38%; 01/14/11                                                60,000                 70,500
 South Africa Government
  6.50%; 06/02/14                                                65,000                 71,500
                                                                                       620,518
SPECIAL PURPOSE ENTITY (0.79%)
 Fondo Latinoamericano de Reservas /3/
  3.00%; 08/01/06                                               365,000                362,433
 John Hancock Global Funding II /1/ /3/
  2.73%; 04/03/09                                               300,000                299,850
                                                                                       662,283
SUPRANATIONAL BANK (0.35%)
 Corp Andina de Fomento
  3.05%; 01/26/07 /1/                                           250,000                250,191
  6.88%; 03/15/12                                                35,000                 39,413
                                                                                       289,604
TELEPHONE-INTEGRATED (4.04%)
 BellSouth
  4.75%; 11/15/12                                                75,000                 75,656
  5.00%; 10/15/06                                                50,000                 51,134
  6.88%; 10/15/31                                                55,000                 63,477
 British Telecommunications /1/
  7.88%; 12/15/05                                               410,000                425,620
 Deutsche Telekom International Finance
  5.25%; 07/22/13                                                75,000                 77,357
  8.50%; 06/15/10 /1/                                           450,000                534,088
 France Telecom /1/
  8.50%; 03/01/11                                               440,000                525,070
 Sprint Capital
  6.88%; 11/15/28                                               190,000                212,477
  6.90%; 05/01/19                                                95,000                107,161
  7.13%; 01/30/06                                                50,000                 51,741
 Telecom Italia Capital
  4.00%; 01/15/10 /3/                                           325,000                317,347
  5.25%; 11/15/13                                               395,000                402,369
  6.38%; 11/15/33                                                65,000                 68,973
 Telefonica Europe
  7.75%; 09/15/10                                                50,000                 58,263
 Telefonos de Mexico
  4.50%; 11/19/08                                               100,000                100,236
  8.25%; 01/26/06                                               125,000                130,784
 Verizon
  6.50%; 09/15/11                                               175,000                192,682
                                                                                     3,394,435
TEXTILE-HOME FURNISHINGS (0.03%)
 Mohawk Industries
  6.50%; 04/15/07                                                25,000                 26,410
TRANSPORT-RAIL (0.16%)
 CSX
  4.88%; 11/01/09                                               100,000                102,222
                                                             Principal
                                                               Amount                 Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TRANSPORT-RAIL (CONTINUED)
 Union Pacific
  4.70%; 01/02/24                                            $   10,000            $     9,689
  7.60%; 05/01/05                                                25,000                 25,252
                                                                                       137,163
TRANSPORT-SERVICES (0.12%)
 FedEx /1/
  2.84%; 04/01/05                                                60,000                 60,005
  3.50%; 04/01/09                                                40,000                 39,044
                                                                                        99,049
                                                           TOTAL BONDS              49,662,088

                                                             Principal
                                                               Amount                 Value
-----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (11.51%)
4.50%; 11/01/10                                                 586,228                588,300
4.50%; 11/01/18                                                 405,973                406,249
4.50%; 02/01/20 /5/                                             750,000                748,594
5.00%; 12/01/17                                                 172,130                175,013
5.00%; 05/01/18                                               1,409,662              1,433,134
5.00%; 12/01/18                                                 220,396                224,066
5.00%; 02/01/35 /5/                                           1,700,000              1,697,345
5.50%; 03/01/09                                                  15,475                 15,768
5.50%; 05/01/33                                                 182,655                186,419
5.50%; 08/01/33                                                 474,819                484,603
5.50%; 10/01/33                                                 172,077                175,623
5.50%; 01/01/34                                               2,654,260              2,707,239
6.00%; 09/01/16                                                  20,929                 21,882
6.00%; 03/01/17                                                  60,675                 63,438
6.00%; 04/01/17                                                  89,009                 93,063
6.00%; 06/01/28                                                  73,097                 75,558
6.50%; 12/01/15                                                  22,257                 23,509
6.50%; 09/01/16                                                  22,421                 23,683
6.50%; 03/01/17                                                  11,768                 12,431
6.50%; 04/01/17                                                  50,258                 53,087
6.50%; 03/01/29                                                  92,191                 96,673
6.50%; 10/01/31                                                  21,107                 22,121
6.50%; 02/01/32                                                  20,166                 21,135
6.50%; 05/01/32                                                  96,778                101,580
6.50%; 09/01/32                                                  64,810                 67,924
7.00%; 01/01/32                                                  42,483                 44,964
7.50%; 12/01/15                                                  30,815                 32,629
7.50%; 10/01/30                                                  31,601                 33,953
7.50%; 12/01/30                                                   5,849                  6,282
7.50%; 04/01/32                                                  18,787                 20,162
8.00%; 11/01/30                                                   8,225                  8,899
                                              TOTAL FHLMC CERTIFICATES               9,665,326

                                                             Principal
                                                               Amount                 Value
-----------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (8.93%)
4.50%; 02/01/35 /5/                                          $  400,000            $   390,375
5.00%; 09/01/17                                                 564,035                573,799
5.00%; 03/01/18                                                 637,406                648,209
5.50%; 06/01/09                                                  54,661                 55,730
5.50%; 01/01/18                                                 136,618                141,092
5.50%; 03/01/23                                                 392,642                403,018
5.50%; 07/01/23                                                 544,102                558,480
5.50%; 09/01/33                                                 326,044                332,422
6.00%; 10/01/16                                                  19,872                 20,808
6.00%; 09/01/31                                                  87,492                 90,360
6.00%; 04/01/33                                                 137,803                142,299
6.00%; 10/01/33                                                 156,040                161,131
6.00%; 11/01/33                                                 582,154                601,148
6.00%; 12/01/33                                                 526,977                544,170
6.00%; 02/01/34                                               1,237,589              1,277,966
6.00%; 02/01/35 /5/                                           1,400,000              1,445,500
6.50%; 12/01/31                                                  71,346                 74,697
7.00%; 09/01/31                                                  35,127                 37,186
                                               TOTAL FNMA CERTIFICATES               7,498,390

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (1.63%)
6.00%; 12/15/32                                                  82,831                 86,147
6.00%; 12/15/33                                               1,086,867              1,129,796
6.50%; 10/20/28                                                  43,884                 46,163
6.50%; 02/20/32                                                  26,900                 28,264
6.50%; 05/20/32                                                   8,484                  8,914
7.00%; 07/15/31                                                  44,603                 47,358
7.00%; 02/15/32                                                   9,690                 10,288
8.00%; 08/20/29                                                   7,334                  7,931
8.00%; 02/15/32                                                   3,648                  3,960
                                               TOTAL GNMA CERTIFICATES               1,368,821

                                                             Principal
                                                               Amount                 Value
-----------------------------------------------------------------------------------------------------
TREASURY BONDS (15.41%)
 U.S. Treasury
  1.88%; 12/31/05                                             1,000,000                990,508
  3.63%; 07/15/09 /6/                                           675,000                674,341
  3.88%; 02/15/13                                               500,000                494,864
  4.00%; 02/15/14 /6/                                           550,000                545,574
  4.75%; 05/15/14 /6/                                           600,000                628,805
  5.00%; 02/15/11 /6/                                         1,750,000              1,860,605
  5.38%; 02/15/31 /6/                                         1,700,000              1,901,676
  6.25%; 08/15/23 /6/                                           875,000              1,049,419
  7.25%; 05/15/16 /6/                                           750,000                947,490
 U.S. Treasury Inflation-Indexed Obligations
  2.00%; 01/15/14 /6/                                           335,949                347,563
  3.38%; 01/15/07 /6/                                           904,155                948,233
                                                             Principal
                                                               Amount                 Value
-----------------------------------------------------------------------------------------------------
TREASURY BONDS (CONTINUED)
 U.S. Treasury Inflation-Indexed Obligations
  (continued)
  3.63%; 01/15/08 /6/                                        $  815,759            $   879,044
  3.88%; 01/15/09 /6/                                           786,125                871,586
  4.25%; 01/15/10                                               340,575                391,701
 U.S. Treasury Strip /4/
  0.00%; 11/15/18                                               225,000                119,534
  0.00%; 05/15/20                                               265,000                129,863
  0.00%; 08/15/25                                               420,000                156,962
                                                  TOTAL TREASURY BONDS              12,937,768


                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (19.29%)
FINANCE-MORTGAGE LOAN/BANKER (19.29%)
 Investment in Joint Trading Account;
            Federal Home Loan Bank
  2.30%; 02/01/05                                  16,196,557              16,196,557
                                      TOTAL COMMERCIAL PAPER               16,196,557
                                                                         ------------

                       TOTAL PORTFOLIO INVESTMENTS (115.92%)               97,328,950
LIABILITIES, NET OF CASH AND RECEIVABLES (-15.92%)                        (13,369,698)
                                  TOTAL NET ASSETS (100.00%)             $ 83,959,252
                                                                         ---------------


/1 /Variable rate.
/2 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $325,000 or 0.39% of net assets.
/3 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,067,581 or 4.84% of net assets.
/4 /Non-income producing security.
/5 /Security or a portion of the security was purchased in a "to-be-announced"
  ("TBA") transaction. See Notes to Financial Statements.
/6 /Security or a portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $9,254,759 or 11.02% of net assets.


UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 1,078,806
Unrealized Depreciation                         (231,403)
                                             -----------
Net Unrealized Appreciation (Depreciation)       847,403
Cost for federal income tax purposes         $96,481,547

                                                    Notional    Unrealized
                   Description                       Amount     Gain (Loss)
----------------------------------------------------------------------------
SWAP AGREEMENTS
TOTAL RETURN SWAPS
Receive monthly a return equal to the Merrill      $3,750,000     $3,406
Lynch Mortgage Master Index and pay monthly a
floating rate based on 3-month LIBOR less 7 basis
points with Merrill Lynch. Expires April 2005.

Receive monthly a return equal to the Lehman
ERISA Eligible CMBS Index and pay monthly a         2,500,000      8,124
floating rate based on 1-month LIBOR less 5 basis
points with Morgan Stanley. Expires February
2005.

Receive a monthly return equal to a 30-year 5.0%
FHLMC and pay monthly a floating rate based on      1,000,000      2,776
1-month LIBOR less 42 basis points with Merrill
Lynch. Expires March 2005

Receive a monthly return equal to a 15-year 4.5%
FNMA and pay monthly a floating rate based on       1,200,000      1,737
1-month LIBOR less 12 basis points with Merrill
Lynch. Expires April 2005

Receive a monthly return equal to a 30-year 5.0%
FNMA and pay monthly a floating rate based on
1-month LIBOR less 17 basis points with Merrill     1,000,000      (6,209)
Lynch. Expires March 2005


                            SCHEDULE OF INVESTMENTS
                        HIGH QUALITY LONG-TERM BOND FUND

                          JANUARY 31, 2005 (UNAUDITED)

                                                       Principal
                                                         Amount                 Value
------------------------------------------------------------------------------------------------
BONDS (84.40%)
AEROSPACE & DEFENSE EQUIPMENT (0.20%)
 General Dynamics
  3.00%; 05/15/08                                      $   15,000            $    14,612
 United Technologies
  6.10%; 05/15/12                                          15,000                 16,595
                                                                                  31,207
ASSET BACKED SECURITIES (3.55%)
 Bear Stearns Asset Backed Securities /1/
  3.13%; 03/25/34                                          50,000                 49,998
 Chase Funding Mortgage Loan Asset Backed
  Certificates /1/
  2.76%; 12/25/33                                         100,000                 99,995
  2.78%; 02/25/34                                          50,000                 49,998
 Master Asset Backed Securities Trust /1/
  2.73%; 12/25/34                                         150,000                150,000
 Morgan Stanley ABS Capital I /1/
  3.41%; 12/25/34                                          50,000                 50,000
 Park Place Securities /1/
  2.76%; 01/25/35                                         150,000                150,000
                                                                                 549,991
AUTO-CARS & LIGHT TRUCKS (0.33%)
 DaimlerChrysler Holding
  7.30%; 01/15/12                                          45,000                 51,227
AUTOMOBILE SEQUENTIAL (0.91%)
 Chase Manhattan Auto Owner Trust
  2.06%; 12/15/09                                          50,000                 48,657
 Ford Credit Auto Owner Trust
  4.01%; 03/15/06                                          42,256                 42,295
 Nissan Auto Receivables Owner Trust
  2.70%; 12/17/07                                          50,000                 49,527
                                                                                 140,479
BEVERAGES-NON-ALCOHOLIC (0.30%)
 Bottling Group
  4.63%; 11/15/12                                          15,000                 15,270
 Coca-Cola Enterprises
  5.25%; 05/15/07                                          30,000                 31,028
                                                                                  46,298
BEVERAGES-WINE & SPIRITS (0.19%)
 Diageo Capital
  3.38%; 03/20/08                                          15,000                 14,787
  3.50%; 11/19/07                                          15,000                 14,892
                                                                                  29,679
BREWERY (0.30%)
 Anheuser-Busch
  4.38%; 01/15/13                                          30,000                 29,811
 Coors Brewing
  6.38%; 05/15/12                                          15,000                 16,535
                                                                                  46,346
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.10%)
 CRH America
  6.95%; 03/15/12                                          14,000                 15,942
                                                       Principal
                                                         Amount                 Value
------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BUILDING-RESIDENTIAL & COMMERCIAL (0.10%)
 Centex
  5.80%; 09/15/09                                      $   15,000            $    15,836
CABLE & OTHER PAY TV SERVICES (0.53%)
 AT&T Broadband
  8.38%; 03/15/13                                          67,000                 82,767
CABLE TV (0.20%)
 Comcast
  5.50%; 03/15/11                                           5,000                  5,272
 Cox Communications
  6.88%; 06/15/05                                          25,000                 25,319
                                                                                  30,591
CELLULAR TELECOMMUNICATIONS (1.14%)
 America Movil
  5.75%; 01/15/15                                          30,000                 30,407
 AT&T Wireless Services
  7.35%; 03/01/06                                          40,000                 41,631
 Cingular Wireless
  7.13%; 12/15/31                                          15,000                 17,573
 Telus
  7.50%; 06/01/07                                          15,000                 16,197
 Verizon Wireless Capital
  5.38%; 12/15/06                                          35,000                 36,090
 Vodafone Group
  7.75%; 02/15/10                                          30,000                 34,615
                                                                                 176,513
CHEMICALS-DIVERSIFIED (0.23%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                          20,000                 20,629
 E. I. Du Pont de Nemours
  4.75%; 11/15/12                                          15,000                 15,392
                                                                                  36,021
COATINGS & PAINT (0.10%)
 Valspar
  6.00%; 05/01/07                                          15,000                 15,635
COMMERCIAL BANKS (0.48%)
 Marshall & Ilsley Bank
  4.13%; 09/04/07                                          15,000                 15,154
 U.S. Bank
  6.38%; 08/01/11                                          40,000                 44,399
 Union Planters Bank
  5.13%; 06/15/07                                          15,000                 15,511
                                                                                  75,064
COMMERCIAL SERVICE-FINANCE (0.07%)
 Equifax
  4.95%; 11/01/07                                          10,000                 10,290
COMPUTERS (0.27%)
 Hewlett-Packard
  6.50%; 07/01/12                                          15,000                 16,833
 International Business Machines
  4.25%; 09/15/09                                          25,000                 25,239
                                                                                  42,072
                                                       Principal
                                                         Amount                 Value
------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (0.04%)
 NCR
  7.13%; 06/15/09                                      $    5,000            $     5,494
COSMETICS & TOILETRIES (0.10%)
 Procter & Gamble
  4.75%; 06/15/07                                          15,000                 15,413
CREDIT CARD ASSET BACKED SECURITIES (10.17%)
 American Express Credit Account Master Trust
  4.35%; 12/15/11                                         200,000                202,638
 Bank One Issuance Trust
  2.94%; 06/16/08                                         100,000                 99,822
  3.35%; 03/15/11                                         100,000                 98,468
  3.59%; 05/17/10                                         100,000                 99,713
 Capital One Master Trust
  5.30%; 06/15/09                                         150,000                153,938
 Chase Credit Card Master Trust
  2.68%; 05/15/09 /1/                                      50,000                 49,998
  5.50%; 11/17/08                                          30,000                 30,844
 Citibank Credit Card Issuance Trust
  6.90%; 10/15/07                                         150,000                153,835
 Citibank Credit Card Master Trust I
  5.88%; 03/10/11                                         150,000                160,695
 Discover Card Master Trust I
  2.72%; 05/15/12 /1/                                     175,000                175,153
  6.05%; 08/18/08                                         150,000                154,136
 MBNA Credit Card Master Note Trust
  3.65%; 03/15/11                                          45,000                 44,633
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                         150,000                153,042
                                                                               1,576,915
DATA PROCESSING & MANAGEMENT (0.09%)
 First Data
  3.38%; 08/01/08                                          15,000                 14,764
DIVERSIFIED FINANCIAL SERVICES (1.16%)
 General Electric Capital
  2.32%; 02/02/09 /1/                                      15,000                 15,034
  6.00%; 06/15/12                                          20,000                 21,859
  7.38%; 01/19/10                                         105,000                119,685
 John Deere Capital
  7.00%; 03/15/12                                          20,000                 23,109
                                                                                 179,687
DIVERSIFIED MANUFACTURING OPERATIONS (0.20%)
 Cooper Industries
  5.25%; 07/01/07                                          15,000                 15,464
 General Electric
  5.00%; 02/01/13                                          15,000                 15,458
                                                                                  30,922
DIVERSIFIED MINERALS (0.10%)
 BHP Billiton Finance
  4.80%; 04/15/13                                          15,000                 15,263
ELECTRIC PRODUCTS-MISCELLANEOUS (0.04%)
 Emerson Electric
  6.00%; 08/15/32                                           5,000                  5,543
                                                       Principal
                                                         Amount                 Value
------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-GENERATION (0.03%)
 Korea East-West Power /2/
  4.88%; 04/21/11                                      $    5,000            $     5,042
ELECTRIC-INTEGRATED (3.60%)
 AmerenEnergy Generating
  7.95%; 06/01/32                                          10,000                 12,864
 Appalachian Power
  4.80%; 06/15/05                                          20,000                 20,129
 Arizona Public Service
  6.50%; 03/01/12                                          10,000                 11,159
 Carolina Power & Light
  8.63%; 09/15/21                                          75,000                100,417
 Conectiv
  5.30%; 06/01/05                                          10,000                 10,058
 Consolidated Edison
  3.63%; 08/01/08                                          15,000                 14,820
  4.88%; 02/01/13                                          15,000                 15,289
 Dominion Resources /1/
  2.59%; 05/15/06                                          30,000                 30,069
 DTE Energy
  7.05%; 06/01/11                                          30,000                 34,021
 Duke Energy
  3.75%; 03/05/08                                          30,000                 29,856
 FPL Group Capital
  3.25%; 04/11/06                                          20,000                 19,962
 Georgia Power /1/
  2.48%; 02/17/09                                          20,000                 20,003
 MidAmerican Energy Holdings
  6.75%; 12/30/31                                          35,000                 42,007
 Niagara Mohawk Power
  7.75%; 05/15/06                                          30,000                 31,574
 Oncor Electric Delivery
  7.00%; 05/01/32                                          15,000                 17,846
 Pacific Gas & Electric
  3.60%; 03/01/09                                          20,000                 19,616
 Pepco Holdings
  5.50%; 08/15/07                                          15,000                 15,559
 PPL Electric Utilities
  4.30%; 06/01/13                                          15,000                 14,565
 PSEG Power
  6.95%; 06/01/12                                          10,000                 11,312
 SCANA /1/
  2.74%; 11/15/06                                          15,000                 15,037
 Tennessee Valley Authority
  6.00%; 03/15/13                                          65,000                 72,670
                                                                                 558,833
FEDERAL & FEDERALLY SPONSORED CREDIT (0.95%)
 Federal Farm Credit Bank
  3.00%; 04/15/08                                         150,000                147,112
FIDUCIARY BANKS (0.20%)
 Bank of New York
  4.14%; 08/02/07                                          15,000                 15,096
  5.20%; 07/01/07                                          15,000                 15,513
                                                                                  30,609
                                                       Principal
                                                         Amount                 Value
------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-AUTO LOANS (2.50%)
 American Honda Finance /1/ /2/
  2.47%; 02/20/07                                      $   15,000            $    15,011
 Ford Motor Credit
  7.38%; 02/01/11                                         160,000                170,772
 General Motors Acceptance
  3.92%; 10/20/05 /1/                                      15,000                 15,066
  5.13%; 05/09/08                                          15,000                 14,693
  6.75%; 01/15/06                                          90,000                 91,988
  6.75%; 12/01/14                                          15,000                 14,706
  6.88%; 08/28/12                                          15,000                 14,967
  8.00%; 11/01/31                                          35,000                 35,420
 Toyota Motor Credit
  2.80%; 01/18/06                                          15,000                 14,917
                                                                                 387,540
FINANCE-COMMERCIAL (0.43%)
 CIT Group
  2.49%; 02/15/07 /1/                                      20,000                 20,019
  5.00%; 02/13/14                                          15,000                 15,122
  7.38%; 04/02/07                                          15,000                 16,108
 Textron Financial
  5.88%; 06/01/07                                          15,000                 15,690
                                                                                  66,939
FINANCE-CONSUMER LOANS (1.73%)
 American General Finance
  5.75%; 03/15/07                                          40,000                 41,609
 Household Finance
  2.37%; 02/09/07 /1/                                      15,000                 15,022
  3.38%; 02/21/06                                          25,000                 24,994
  4.13%; 11/16/09                                          35,000                 34,767
  4.75%; 07/15/13                                          15,000                 14,963
  6.50%; 01/24/06                                          85,000                 87,549
 SLM /1/
  4.39%; 03/02/09                                          50,000                 49,687
                                                                                 268,591
FINANCE-CREDIT CARD (0.13%)
 American Express
  3.75%; 11/20/07                                           5,000                  4,997
  4.88%; 07/15/13                                          15,000                 15,325
                                                                                  20,322
FINANCE-INVESTMENT BANKER & BROKER (3.73%)
 Banque Paribas
  6.88%; 03/01/09                                          25,000                 27,534
 Bear Stearns
  6.50%; 05/01/06                                          25,000                 25,918
 Citigroup
  6.63%; 06/15/32                                          10,000                 11,566
  6.75%; 12/01/05                                         145,000                149,128
 Credit Suisse First Boston
  6.50%; 01/15/12                                          50,000                 55,827
 Goldman Sachs Group
  5.13%; 01/15/15                                          25,000                 25,308
  6.60%; 01/15/12                                          15,000                 16,747
  7.63%; 08/17/05                                          45,000                 46,144
 Lehman Brothers Holdings
  6.25%; 05/15/06                                          50,000                 51,792
                                                       Principal
                                                         Amount                 Value
------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Merrill Lynch
  2.46%; 02/06/09 /1/                                  $   15,000            $    15,005
  4.35%; 03/02/09 /1/                                      20,000                 19,807
  7.00%; 01/15/07                                          45,000                 47,716
 Morgan Stanley
  2.41%; 02/15/07 /1/                                      20,000                 20,014
  7.75%; 06/15/05                                          65,000                 66,151
                                                                                 578,657
FINANCE-LEASING COMPANY (0.53%)
 Boeing Capital
  5.75%; 02/15/07                                          30,000                 31,164
 International Lease Finance /1/
  3.06%; 01/15/10                                          20,000                 19,998
 Pitney Bowes Credit
  5.75%; 08/15/08                                          30,000                 31,766
                                                                                  82,928
FINANCE-MORTGAGE LOAN/BANKER (12.54%)
 Countrywide Home Loan
  2.45%; 02/17/06 /1/                                      20,000                 20,008
  2.88%; 02/15/07                                          20,000                 19,620
 Federal Home Loan Bank
  2.88%; 09/15/06                                          50,000                 49,673
 Federal Home Loan Mortgage
  5.75%; 03/15/09                                         440,000                471,370
  6.25%; 07/15/32                                         525,000                625,068
 Federal National Mortgage Association
  6.13%; 03/15/12                                         320,000                355,519
  7.13%; 01/15/30                                         310,000                403,323
                                                                               1,944,581
FINANCE-OTHER SERVICES (0.89%)
 Mellon Funding
  4.88%; 06/15/07                                          15,000                 15,383
 National Rural Utilities
  5.75%; 08/28/09                                          30,000                 31,945
 Verizon Global Funding
  6.75%; 12/01/05                                          10,000                 10,285
  6.88%; 06/15/12                                          15,000                 17,117
  7.25%; 12/01/10                                          45,000                 51,362
  7.75%; 12/01/30                                          10,000                 12,642
                                                                                 138,734
FOOD-FLOUR & GRAIN (0.07%)
 Archer Daniels Midland
  5.94%; 10/01/32                                          10,000                 10,900
FOOD-MISCELLANEOUS/DIVERSIFIED (0.99%)
 Campbell Soup
  5.50%; 03/15/07                                          30,000                 30,951
 HJ Heinz Finance
  6.75%; 03/15/32                                          15,000                 18,011
 Kraft Foods
  5.63%; 11/01/11                                          50,000                 53,036
 Sara Lee
  6.13%; 11/01/32                                          15,000                 16,905
                                                       Principal
                                                         Amount                 Value
------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (CONTINUED)
 Unilever Capital
  7.13%; 11/01/10                                      $   30,000            $    34,392
                                                                                 153,295
FOOD-WHOLESALE & DISTRIBUTION (0.11%)
 Sysco International
  6.10%; 06/01/12                                          15,000                 16,487
GAS-DISTRIBUTION (0.08%)
 KeySpan
  7.63%; 11/15/10                                          10,000                 11,710
HOME DECORATION PRODUCTS (0.13%)
 Newell Rubbermaid
  4.00%; 05/01/10                                          20,000                 19,559
HOME EQUITY-OTHER (0.61%)
 Argent Securities /1/
  2.75%; 02/25/34                                          20,000                 20,011
 Option One Mortgage Loan Trust /1/
  3.44%; 02/25/35                                          50,000                 50,047
 Specialty Underwriting & Residential Finance
  /1/
  3.04%; 02/25/35                                          25,000                 24,999
                                                                                  95,057
HOME EQUITY-SEQUENTIAL (0.32%)
 Ameriquest Mortgage Securities /1/
  2.73%; 04/25/34                                          50,000                 49,998
INDUSTRIAL GASES (0.18%)
 Praxair
  6.38%; 04/01/12                                          25,000                 27,979
INSTRUMENTS-CONTROLS (0.07%)
 Parker Hannifin
  4.88%; 02/15/13                                          10,000                 10,175
INSURANCE BROKERS (0.06%)
 Marsh & McLennan
  3.63%; 02/15/08                                          10,000                  9,696
LIFE & HEALTH INSURANCE (0.37%)
 Lincoln National
  5.25%; 06/15/07                                          20,000                 20,620
 Torchmark
  6.25%; 12/15/06                                          35,000                 36,586
                                                                                  57,206
MEDICAL-DRUGS (0.18%)
 Eli Lilly
  6.00%; 03/15/12                                          25,000                 27,483
MEDICAL-HMO (0.11%)
 Anthem
  6.80%; 08/01/12                                          15,000                 17,031
METAL-ALUMINUM (0.44%)
 Alcan
  6.45%; 03/15/11                                          30,000                 33,307
                                                       Principal
                                                         Amount                 Value
------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
METAL-ALUMINUM (CONTINUED)
 Alcoa
  7.38%; 08/01/10                                      $   30,000            $    34,504
                                                                                  67,811
METAL-DIVERSIFIED (0.09%)
 Rio Tinto Finance
  2.63%; 09/30/08                                          15,000                 14,336
MISCELLANEOUS INVESTING (0.55%)
 Archstone-Smith Operating Trust
  3.00%; 06/15/08                                          15,000                 14,478
 Camden Property Trust
  5.88%; 06/01/07                                          15,000                 15,601
 CenterPoint Properties Trust
  4.75%; 08/01/10                                          15,000                 15,094
 Duke Realty
  4.63%; 05/15/13                                          10,000                  9,849
 Simon Property Group
  3.75%; 01/30/09                                          15,000                 14,739
 United Dominion Realty Trust
  6.50%; 06/15/09                                          15,000                 16,185
                                                                                  85,946
MONEY CENTER BANKS (1.09%)
 Bank of America
  4.75%; 10/15/06                                          85,000                 86,774
 JP Morgan Chase
  5.25%; 05/30/07                                          15,000                 15,518
  6.75%; 02/01/11                                          60,000                 67,490
                                                                                 169,782
MORTGAGE BACKED SECURITIES (14.76%)
 Banc of America Commercial Mortgage
  5.12%; 07/11/43                                         250,000                259,594
  7.33%; 11/15/31                                         150,000                168,832
 Bear Stearns Commercial Mortgage Securities
  0.65%; 05/11/39 /1/ /2/                               3,211,361                 85,515
  3.97%; 11/11/35                                          94,123                 93,780
 First Union National Bank Commercial Mortgage
  5.59%; 02/12/34                                          80,496                 84,164
  6.14%; 02/12/34                                         150,000                164,421
  7.84%; 05/17/32                                         215,000                249,081
 GE Capital Commercial Mortgage
  4.97%; 08/11/36                                          75,000                 77,417
 GMAC Commercial Mortgage Securities
  6.96%; 09/15/35                                         150,000                169,442
 IMPAC Commercial Mortgage Trust /1/
  2.91%; 12/25/33                                         132,150                132,476
 LB Commercial Conduit Mortgage Trust
  7.33%; 10/15/32                                         150,000                168,046
 LB-UBS Commercial Mortgage Trust
  1.23%; 03/15/36 /1/ /2/                               1,860,780                 90,994
  5.59%; 06/15/31                                         110,000                117,698
  6.06%; 06/15/20                                          64,038                 67,373
                                                       Principal
                                                         Amount                 Value
------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 Morgan Stanley Capital I
  6.54%; 02/15/31 /2/                                  $  150,000            $   161,032
  7.11%; 04/15/33                                         100,000                111,569
 Sequoia Mortgage Trust /1/
  2.78%; 02/20/35                                          75,000                 75,000
 Wachovia Bank Commercial Mortgage Trust /1/ /2/
  0.33%; 01/15/41                                       1,001,313                 12,354
                                                                               2,288,788
MULTI-LINE INSURANCE (0.41%)
 AEGON
  4.75%; 06/01/13                                          10,000                  9,981
 Allstate
  7.88%; 05/01/05                                          15,000                 15,179
 American International Group
  4.25%; 05/15/13                                          15,000                 14,640
 Hartford Financial Services Group
  4.70%; 09/01/07                                          15,000                 15,264
 MetLife
  6.50%; 12/15/32                                           5,000                  5,642
 Safeco
  7.25%; 09/01/12                                           3,000                  3,463
                                                                                  64,169
MULTIMEDIA (1.29%)
 AOL Time Warner
  6.13%; 04/15/06                                          70,000                 72,120
  7.63%; 04/15/31                                          15,000                 18,477
 Gannett
  5.50%; 04/01/07                                          15,000                 15,550
 Thomson
  4.75%; 05/28/10                                          15,000                 15,248
  5.75%; 02/01/08                                          15,000                 15,704
 Viacom
  6.40%; 01/30/06                                          50,000                 51,477
 Walt Disney
  7.00%; 03/01/32                                          10,000                 11,939
                                                                                 200,515
NON-HAZARDOUS WASTE DISPOSAL (0.11%)
 Waste Management
  7.00%; 07/15/28                                          15,000                 17,291
OIL & GAS DRILLING (0.11%)
 Transocean
  7.38%; 04/15/18                                          15,000                 17,804
OIL COMPANY-EXPLORATION & PRODUCTION (0.61%)
 Devon Financing
  7.88%; 09/30/31                                          15,000                 19,467
 Husky Energy
  6.25%; 06/15/12                                          15,000                 16,429
 Nexen
  7.88%; 03/15/32                                           5,000                  6,361
 Pemex Project Funding Master Trust
  8.00%; 11/15/11                                          45,000                 51,750
                                                                                  94,007
                                                       Principal
                                                         Amount                 Value
------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-INTEGRATED (1.01%)
 BP Canada Finance
  3.63%; 01/15/09                                      $   15,000            $    14,852
 ChevronTexaco Capital
  3.38%; 02/15/08                                           5,000                  4,956
 Conoco Funding
  6.35%; 10/15/11                                          40,000                 44,699
 Marathon Oil
  6.80%; 03/15/32                                          15,000                 17,401
 Occidental Petroleum
  4.00%; 11/30/07                                          20,000                 20,040
 Petro-Canada
  4.00%; 07/15/13                                          15,000                 14,140
 Phillips Petroleum
  8.75%; 05/25/10                                          25,000                 30,351
 Union Oil Company of California
  5.05%; 10/01/12                                          10,000                 10,276
                                                                                 156,715
OIL REFINING & MARKETING (0.11%)
 Valero Energy
  6.88%; 04/15/12                                          15,000                 17,030
OIL-FIELD SERVICES (0.20%)
 Halliburton
  4.16%; 10/17/05 /1/                                      15,000                 15,109
  5.50%; 10/15/10                                          15,000                 15,829
                                                                                  30,938
PAPER & RELATED PRODUCTS (0.26%)
 MeadWestvaco
  6.85%; 04/01/12                                          10,000                 11,417
 Nexfor
  7.25%; 07/01/12                                          15,000                 16,837
 Weyerhaeuser
  6.75%; 03/15/12                                          10,000                 11,337
                                                                                  39,591
PHOTO EQUIPMENT & SUPPLIES (0.09%)
 Eastman Kodak
  3.63%; 05/15/08                                          15,000                 14,570
PIPELINES (0.70%)
 Buckeye Partners
  4.63%; 07/15/13                                          15,000                 14,789
 Kinder Morgan
  6.65%; 03/01/05                                          35,000                 35,103
 Kinder Morgan Energy Partners
  6.75%; 03/15/11                                          30,000                 33,428
 National Fuel Gas
  5.25%; 03/01/13                                          20,000                 20,449
 TEPPCO Partners
  6.13%; 02/01/13                                           5,000                  5,374
                                                                                 109,143
PROPERTY & CASUALTY INSURANCE (0.37%)
 ACE
  6.00%; 04/01/07                                          15,000                 15,552
 Progressive
  6.25%; 12/01/32                                           5,000                  5,540
                                                       Principal
                                                         Amount                 Value
------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
 St. Paul
  5.75%; 03/15/07                                      $   10,000            $    10,358
 Travelers Property Casualty
  3.75%; 03/15/08                                          10,000                  9,872
 W.R. Berkley
  5.88%; 02/15/13                                           5,000                  5,167
 XL Capital
  6.50%; 01/15/12                                          10,000                 10,961
                                                                                  57,450
REAL ESTATE OPERATOR & DEVELOPER (0.25%)
 EOP Operating
  7.00%; 07/15/11                                          35,000                 39,420
REGIONAL AUTHORITY (1.02%)
 New Brunswick
  3.50%; 10/23/07                                          10,000                  9,956
 Province of Nova Scotia
  5.75%; 02/27/12                                          25,000                 27,229
 Province of Ontario
  5.13%; 07/17/12                                          25,000                 26,493
 Province of Quebec
  7.13%; 02/09/24                                          75,000                 94,530
                                                                                 158,208
REGIONAL BANKS (2.22%)
 Bank One
  6.00%; 08/01/08                                          50,000                 53,248
 Fifth Third Bancorp
  3.38%; 08/15/08                                          10,000                  9,811
 FleetBoston Financial
  7.25%; 09/15/05                                          40,000                 41,010
 KeyCorp
  4.63%; 05/16/05                                          20,000                 20,102
 Korea Development Bank
  3.88%; 03/02/09                                          15,000                 14,754
  7.25%; 05/15/06                                          15,000                 15,733
 PNC Funding
  5.75%; 08/01/06                                          20,000                 20,643
 Wachovia
  4.95%; 11/01/06                                          55,000                 56,284
  6.80%; 06/01/05                                          25,000                 25,309
 Wells Fargo
  3.50%; 04/04/08                                          10,000                  9,963
  5.90%; 05/21/06                                          75,000                 77,364
                                                                                 344,221
RESEARCH & DEVELOPMENT (0.16%)
 Science Applications International
  7.13%; 07/01/32                                          20,000                 24,284
RETAIL-DISCOUNT (0.34%)
 Costco Wholesale
  5.50%; 03/15/07                                          20,000                 20,688
 Target
  5.40%; 10/01/08                                          30,000                 31,576
                                                                                  52,264
                                                       Principal
                                                         Amount                 Value
------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-DRUG STORE (0.10%)
 CVS
  3.88%; 11/01/07                                      $   15,000            $    14,997
RETAIL-MAJOR DEPARTMENT STORE (0.20%)
 May Department Stores
  5.75%; 07/15/14                                          30,000                 31,093
RETAIL-REGIONAL DEPARTMENT STORE (0.07%)
 Kohl's
  6.00%; 01/15/33                                          10,000                 10,739
RETAIL-RESTAURANTS (0.21%)
 McDonald's
  5.38%; 04/30/07                                          15,000                 15,555
 Wendy's International
  6.20%; 06/15/14                                          15,000                 16,414
                                                                                  31,969
SAVINGS & LOANS-THRIFTS (0.28%)
 Golden West Financial
  4.13%; 08/15/07                                          15,000                 15,171
 Washington Mutual
  6.88%; 06/15/11                                          25,000                 28,168
                                                                                  43,339
SOVEREIGN (1.59%)
 Chile Government
  5.50%; 01/15/13                                           5,000                  5,268
 Italy Government
  5.63%; 06/15/12                                          90,000                 97,551
 Mexico Government
  7.50%; 01/14/12                                          85,000                 97,112
  8.38%; 01/14/11                                          25,000                 29,375
 Poland Government
  6.25%; 07/03/12                                          15,000                 16,658
                                                                                 245,964
SUPRANATIONAL BANK (1.35%)
 Asian Development Bank
  2.38%; 03/15/06                                          35,000                 34,729
 Corp Andina de Fomento
  6.88%; 03/15/12                                          25,000                 28,152
 European Investment Bank
  4.63%; 03/01/07                                          65,000                 66,422
 Inter-American Development Bank
  6.38%; 10/22/07                                          75,000                 80,403
                                                                                 209,706
TELEPHONE-INTEGRATED (2.01%)
 BellSouth
  5.00%; 10/15/06                                          50,000                 51,133
 British Telecommunications /1/
  7.88%; 12/15/05                                          50,000                 51,905
 Deutsche Telekom International Finance /1/
  8.25%; 06/15/05                                          10,000                 10,184
  8.50%; 06/15/10                                          20,000                 23,737
 France Telecom /1/
  8.50%; 03/01/11                                          25,000                 29,834
                                                       Principal
                                                         Amount                 Value
------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 SBC Communications
  5.75%; 05/02/06                                      $   50,000            $    51,352
 Sprint Capital
  6.90%; 05/01/19                                          40,000                 45,120
 Telecom Italia Capital
  4.00%; 11/15/08                                          15,000                 14,882
  5.25%; 11/15/13                                          10,000                 10,187
 Telefonica Europe
  7.75%; 09/15/10                                          20,000                 23,305
                                                                                 311,639
TEXTILE-HOME FURNISHINGS (0.03%)
 Mohawk Industries
  6.50%; 04/15/07                                           5,000                  5,282
TOOLS-HAND HELD (0.10%)
 Stanley Works
  4.90%; 11/01/12                                          15,000                 15,417
TRANSPORT-RAIL (0.83%)
 Burlington Northern Santa Fe
  7.95%; 08/15/30                                          30,000                 39,917
 Canadian National Railway
  4.40%; 03/15/13                                          15,000                 14,814
 CSX
  8.63%; 05/15/22                                          15,000                 19,682
 Norfolk Southern
  8.38%; 05/15/05                                          15,000                 15,223
 Union Pacific
  6.63%; 02/01/29                                          35,000                 39,805
                                                                                 129,441
                                                     TOTAL BONDS              13,090,292

                                                       Principal
                                                         Amount                 Value
------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (4.38%)
4.50%; 10/01/11                                            29,394                 29,501
5.00%; 05/01/34                                           356,970                356,669
5.50%; 12/01/33                                           126,684                129,294
6.50%; 05/01/31                                            97,368                102,048
6.50%; 10/01/31                                            10,553                 11,061
6.50%; 05/01/32                                            10,500                 11,005
6.50%; 06/01/32                                            11,589                 12,146
7.00%; 12/01/30                                            25,594                 27,095
                                        TOTAL FHLMC CERTIFICATES                 678,819






                                                       Principal
                                                         Amount                 Value
------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (1.16%)
5.00%; 04/01/34                                        $   99,173            $    99,000
5.50%; 02/01/09                                            31,330                 31,942
5.50%; 06/01/34                                            47,790                 48,699
                                         TOTAL FNMA CERTIFICATES                 179,641

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (0.27%)
6.00%; 07/15/32                                            40,083                 41,688
                                         TOTAL GNMA CERTIFICATES                  41,688

                                                       Principal
                                                         Amount                 Value
------------------------------------------------------------------------------------------------
TREASURY BONDS (12.27%)
 U.S. Treasury Inflation-Indexed Obligations /3/
  3.88%; 04/15/29                                         406,648                559,394
 U.S. Treasury Strip /4/
  0.00%; 11/15/15                                         550,000                344,992
  0.00%; 11/15/18                                         600,000                318,758
  0.00%; 05/15/20                                         700,000                343,034
  0.00%; 08/15/25                                         900,000                336,348
                                            TOTAL TREASURY BONDS               1,902,526




                                                       Principal
                                                         Amount                 Value
------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.68%)
FINANCE-MORTGAGE LOAN/BANKER (1.68%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
  2.30%; 02/01/05                                      $  261,205            $   261,205
                                          TOTAL COMMERCIAL PAPER                 261,205
                                                                             -----------

                           TOTAL PORTFOLIO INVESTMENTS (104.16%)              16,154,171
LIABILITIES, NET OF CASH AND RECEIVABLES (-4.16%)                               (645,552)
                                      TOTAL NET ASSETS (100.00%)             $15,508,619
                                                                             --------------



/1 /Variable rate.
/2 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $369,948 or 2.39% of net assets.
/3 /Security or a portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $511,446 or 3.30% of net assets.
/4 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $   728,657
Unrealized Depreciation                          (58,248)
                                             -----------
Net Unrealized Appreciation (Depreciation)       670,409
Cost for federal income tax purposes         $15,483,762

                                                      Notional   Unrealized
                    Description                        Amount    Gain (Loss)
-----------------------------------------------------------------------------
SWAP AGREEMENTS
TOTAL RETURN SWAPS
Receive monthly a return equal to the Lehman ERISA    $650,000     $2,112
Eligible CMBS Index and pay monthly a floating rate
based on 1-month LIBOR less 5 basis points with
Morgan Stanley. Expires February 2005.

Receive monthly a return equal to a 30-year 5.0%
FHLMC and pay monthly a floating rate based on         300,000        833
1-month LIBOR less 42 basis points with Merrill
Lynch. Expires March 2005

Receive monthly a return equal to the Merrill Lynch
Mortgage Master Index and pay monthly a floating       300,000        272
rate based on 3-month LIBOR less 7 basis points with
Merrill Lynch. Expires April 2005.

Receive monthly a return equal to the Lehman ERISA
Eligible CMBS Index and pay monthly a floating rate
based on 1-month LIBOR less 7 basis points with        150,000        (10)
Morgan Stanley. Expires April 2005.


                            SCHEDULE OF INVESTMENTS
                       HIGH QUALITY SHORT-TERM BOND FUND

                          JANUARY 31, 2005 (UNAUDITED)

                                                     Principal
                                                       Amount                 Value
----------------------------------------------------------------------------------------------
BONDS (90.96%)
AEROSPACE & DEFENSE (0.20%)
 Northrop Grumman
                                                     $40,000               $
  4.08%; 11/16/06                                                               40,250
 Raytheon
  6.75%; 08/15/07                                        58,000                 62,023
                                                                               102,273
AEROSPACE & DEFENSE EQUIPMENT (0.13%)
 General Dynamics
  3.00%; 05/15/08                                        30,000                 29,225
 United Technologies
  4.88%; 11/01/06                                        40,000                 40,910
                                                                                70,135
AGRICULTURAL OPERATIONS (0.13%)
 Bunge Limited Finance
  4.38%; 12/15/08                                        70,000                 70,231
AIRLINES (0.19%)
 Southwest Airlines
  5.50%; 11/01/06                                        50,000                 51,286
  8.00%; 03/01/05                                        50,000                 50,169
                                                                               101,455
ASSET BACKED SECURITIES (1.43%)
 Bear Stearns Asset Backed Securities /1/
  3.13%; 03/25/34                                       165,000                164,992
 Chase Funding Mortgage Loan Asset Backed
  Certificates
  4.34%; 08/25/28                                       100,000                100,179
  4.88%; 08/25/28                                       106,930                107,382
 Morgan Stanley ABS Capital I /1/
  2.76%; 12/25/34                                        50,000                 50,000
  2.82%; 11/25/34                                       200,000                200,585
 Residential Asset Mortgage Products /1/
  2.76%; 12/25/34                                       125,000                125,131
                                                                               748,269
AUTO-CARS & LIGHT TRUCKS (0.34%)
 DaimlerChrysler Holding
  2.96%; 05/24/06 /1/                                    50,000                 50,216
  7.25%; 01/18/06                                       125,000                129,331
                                                                               179,547
AUTOMOBILE SEQUENTIAL (6.40%)
 Capital Auto Receivables Asset Trust
  2.64%; 03/17/08                                       250,000                248,716
  3.58%; 10/16/06                                       791,688                793,065
  4.16%; 07/16/07                                        93,640                 93,863
  4.50%; 10/15/07                                        93,055                 93,454
 Chase Manhattan Auto Owner Trust
  2.06%; 12/15/09                                       700,000                681,195
 DaimlerChrysler Auto Trust
  3.09%; 01/08/08                                       250,000                249,295
 Ford Credit Auto Owner Trust
  2.70%; 06/15/07                                       475,000                472,483
  4.01%; 03/15/06                                        69,018                 69,081
 Honda Auto Receivables Owner Trust
  4.49%; 09/17/07                                        94,473                 94,983


                                                     Principal
                                                       Amount                 Value
----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTOMOBILE SEQUENTIAL (CONTINUED)
 Nissan Auto Receivables Owner Trust
                                                     $                     $
  1.89%; 12/15/06                                        53,498                 53,259
  3.33%; 01/15/08                                       350,000                350,210
 Toyota Auto Receivables Owner Trust
  4.39%; 05/15/09                                       150,000                150,868
                                                                             3,350,472
BEVERAGES-NON-ALCOHOLIC (0.10%)
 Coca-Cola Enterprises
  5.25%; 05/15/07                                        50,000                 51,714
BEVERAGES-WINE & SPIRITS (0.15%)
 Diageo Capital
  3.38%; 03/20/08                                        15,000                 14,787
 Diageo Finance
  3.00%; 12/15/06                                        65,000                 64,201
                                                                                78,988
BROADCASTING SERVICES & PROGRAMMING (0.08%)
 Liberty Media
  3.50%; 09/25/06                                        40,000                 39,608
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.19%)
 Hanson Overseas
  6.75%; 09/15/05                                       100,000                101,957
CABLE TV (0.57%)
 Comcast Cable Communications
  6.38%; 01/30/06                                       115,000                118,251
 Cox Communications
  3.04%; 12/14/07 /1 2/                                 100,000                100,178
  6.88%; 06/15/05                                        30,000                 30,383
 TCI Communications
  7.61%; 10/04/05                                        50,000                 51,744
                                                                               300,556
CELLULAR TELECOMMUNICATIONS (1.01%)
 360 Communications
  7.50%; 03/01/06                                        90,000                 93,840
 AT&T Wireless Services
  6.88%; 04/18/05                                        50,000                 50,411
  7.35%; 03/01/06                                        65,000                 67,650
 Cingular Wireless
  5.63%; 12/15/06                                        45,000                 46,508
 Telus
  7.50%; 06/01/07                                        60,000                 64,786
 Verizon Wireless Capital
  5.38%; 12/15/06                                       130,000                134,048
 Vodafone Group
  7.63%; 02/15/05                                        70,000                 70,116
                                                                               527,359
CHEMICALS-DIVERSIFIED (0.31%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                        35,000                 36,101
 Dow Chemical
  7.00%; 08/15/05                                        50,000                 51,009
 E. I. Du Pont de Nemours
  3.38%; 11/15/07                                        75,000                 74,355
                                                                               161,465
                                                     Principal
                                                       Amount                 Value
----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COATINGS & PAINT (0.12%)
 Valspar
                                                     $                     $
  6.00%; 05/01/07                                        60,000                 62,541
COMMERCIAL BANKS (0.32%)
 AmSouth Bank
  2.82%; 11/03/06                                        50,000                 49,303
 Marshall & Ilsley Bank
  4.13%; 09/04/07                                        50,000                 50,515
 Union Planters Bank
  5.13%; 06/15/07                                        65,000                 67,215
                                                                               167,033
COMMERCIAL SERVICE-FINANCE (0.05%)
 Equifax
  4.95%; 11/01/07                                        25,000                 25,725
COMPUTER SERVICES (0.10%)
 Computer Sciences
  7.50%; 08/08/05                                        50,000                 51,004
COMPUTERS (0.30%)
 Hewlett-Packard
  5.50%; 07/01/07                                       110,000                114,134
 International Business Machines
  4.25%; 09/15/09                                        45,000                 45,430
                                                                               159,564
COSMETICS & TOILETRIES (0.14%)
 Gillette
  4.00%; 06/30/05                                        45,000                 45,180
 Procter & Gamble
  4.75%; 06/15/07                                        25,000                 25,689
                                                                                70,869
CREDIT CARD ASSET BACKED SECURITIES (8.50%)
 American Express Credit Account Master Trust
  /1/
  2.88%; 09/15/10                                       250,000                251,760
 Bank One Issuance Trust
  2.85%; 12/15/10 /1/                                   250,000                251,697
  2.94%; 06/16/08                                       450,000                449,199
  3.35%; 03/15/11                                       245,000                241,246
 Capital One Master Trust
  5.30%; 06/15/09                                       220,000                225,776
  5.45%; 03/16/09                                       150,000                153,871
 Capital One Multi-Asset Execution Trust /1/
  2.70%; 12/15/09                                       150,000                150,264
 Chase Credit Card Master Trust
  2.68%; 05/15/09 /1/                                   150,000                149,993
  5.50%; 11/17/08                                       700,000                719,684
 Citibank Credit Card Issuance Trust
  2.70%; 01/15/08                                       675,000                671,222
 Citibank Credit Card Master Trust I
  5.88%; 03/10/11                                       200,000                214,261
 Discover Card Master Trust I
  6.05%; 08/18/08                                       230,000                236,342
 MBNA Credit Card Master Note Trust
  3.65%; 03/15/11                                       400,000                396,740
                                                     Principal
                                                       Amount                 Value
----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (CONTINUED)
 MBNA Master Credit Card Trust
                                                     $                     $
  6.90%; 01/15/08                                       330,000                336,693
                                                                             4,448,748
DATA PROCESSING & MANAGEMENT (0.07%)
 First Data
  3.38%; 08/01/08                                        35,000                 34,450
DIVERSIFIED FINANCIAL SERVICES (1.39%)
 General Electric Capital
  2.32%; 02/02/09 /1/                                   105,000                105,237
  4.25%; 01/15/08                                       150,000                151,888
  5.00%; 06/15/07                                       290,000                298,221
 John Deere Capital
  4.50%; 08/22/07                                        25,000                 25,453
  3.63%; 05/25/07                                        25,000                 24,895
 NiSource Finance
  3.20%; 11/01/06                                        20,000                 19,740
  7.63%; 11/15/05                                       100,000                103,236
                                                                               728,670
DIVERSIFIED MANUFACTURING OPERATIONS (0.45%)
 Cooper Industries
  5.25%; 07/01/07                                        60,000                 61,857
 Honeywell International
  6.13%; 07/01/05                                        50,000                 50,592
  6.88%; 10/03/05                                        50,000                 51,165
 Tyco International Group
  6.13%; 01/15/09                                        65,000                 69,850
                                                                               233,464
ELECTRIC PRODUCTS-MISCELLANEOUS (0.10%)
 Emerson Electric
  7.88%; 06/01/05                                        50,000                 50,832
ELECTRIC-DISTRIBUTION (0.08%)
 Detroit Edison
  5.05%; 10/01/05                                        40,000                 40,499
ELECTRIC-INTEGRATED (2.03%)
 Alabama Power
  2.80%; 12/01/06                                        25,000                 24,636
 Appalachian Power
  4.80%; 06/15/05                                        60,000                 60,385
 Conectiv
  5.30%; 06/01/05                                        55,000                 55,319
 Consolidated Edison
  3.63%; 08/01/08                                        45,000                 44,460
 Dominion Resources
  2.59%; 05/15/06 /1/                                    55,000                 55,126
  7.63%; 07/15/05                                        70,000                 71,415
 FPL Group Capital
  3.25%; 04/11/06                                        60,000                 59,887
  4.09%; 02/16/07                                        50,000                 50,328
 Georgia Power /1/
  2.48%; 02/17/09                                        65,000                 65,009
 MidAmerican Energy Holdings
  4.63%; 10/01/07                                        70,000                 70,916
 Niagara Mohawk Power
  7.75%; 05/15/06                                        45,000                 47,361
                                                     Principal
                                                       Amount                 Value
----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Oncor Electric Delivery
  5.00%; 09/01/07                                    $   75,000            $    77,023
 Pacific Gas & Electric
  3.60%; 03/01/09                                        60,000                 58,847
 Pepco Holdings
  5.50%; 08/15/07                                        25,000                 25,932
 Progress Energy
  6.75%; 03/01/06                                       100,000                103,329
 Public Service Company of Colorado
  4.38%; 10/01/08                                        35,000                 35,398
 SCANA /1/
  2.74%; 11/15/06                                        50,000                 50,124
 Tennessee Valley Authority
  6.38%; 06/15/05                                        55,000                 55,705
 Wisconsin Electric Power
  3.50%; 12/01/07                                        50,000                 49,667
                                                                             1,060,867
FEDERAL & FEDERALLY SPONSORED CREDIT (1.95%)
 Federal Farm Credit Bank
  3.00%; 04/15/08                                     1,040,000              1,019,978
FIDUCIARY BANKS (0.23%)
 Bank of New York
  4.14%; 08/02/07                                        30,000                 30,191
  5.20%; 07/01/07                                        85,000                 87,909
                                                                               118,100
FINANCE-AUTO LOANS (2.34%)
 American Honda Finance /1/ /2/
  2.47%; 02/20/07                                        55,000                 55,040
 Ford Motor Credit
  6.13%; 01/09/06                                       325,000                331,503
  6.50%; 01/25/07                                       200,000                205,894
  7.60%; 08/01/05                                        75,000                 76,432
 General Motors Acceptance
  3.92%; 10/20/05 /1/                                   105,000                105,464
  4.38%; 12/10/07                                        75,000                 72,781
  6.13%; 08/28/07                                        85,000                 86,253
  6.75%; 01/15/06                                       250,000                255,524
 Toyota Motor Credit
  2.80%; 01/18/06                                        35,000                 34,807
                                                                             1,223,698
FINANCE-COMMERCIAL (0.51%)
 CIT Group
  2.49%; 02/15/07 /1/                                    65,000                 65,062
  7.38%; 04/02/07                                       165,000                177,190
 Textron Financial
  5.88%; 06/01/07                                        25,000                 26,150
                                                                               268,402
FINANCE-CONSUMER LOANS (1.83%)
 American General Finance
  5.88%; 07/14/06                                       195,000                201,292
  7.25%; 05/15/05                                       100,000                101,252
 Household Finance
  2.37%; 02/09/07 /1/                                   155,000                155,224
  3.38%; 02/21/06                                       120,000                119,970
  6.50%; 01/24/06                                       190,000                195,699
                                                     Principal
                                                       Amount                 Value
----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-CONSUMER LOANS (CONTINUED)
 John Deere Capital
  4.13%; 01/15/10                                    $   60,000            $    59,866
 SLM /1/
  4.39%; 03/02/09                                       125,000                124,218
                                                                               957,521
FINANCE-CREDIT CARD (0.29%)
 American Express
  3.75%; 11/20/07                                        60,000                 59,959
 Capital One Bank
  6.88%; 02/01/06                                        90,000                 92,978
                                                                               152,937
FINANCE-INVESTMENT BANKER & BROKER (4.29%)
 Banque Paribas
  8.35%; 06/15/07                                        70,000                 77,099
 Bear Stearns
  3.00%; 03/30/06                                       135,000                134,390
  6.50%; 05/01/06                                        45,000                 46,652
 Citigroup
  6.75%; 12/01/05                                       520,000                534,804
 Credit Suisse First Boston
  5.75%; 04/15/07                                       185,000                192,914
 Goldman Sachs Group
  3.02%; 07/23/09 /1/                                    50,000                 50,174
  7.63%; 08/17/05                                       150,000                153,813
 Lehman Brothers Holdings
  4.25%; 01/27/10                                       110,000                109,669
  6.25%; 05/15/06                                       225,000                233,066
  8.75%; 03/15/05                                        75,000                 75,533
 Merrill Lynch
  2.46%; 02/06/09 /1/                                   105,000                105,033
  4.35%; 03/02/09 /1/                                    65,000                 64,371
  6.15%; 01/26/06                                        80,000                 82,108
 Morgan Stanley
  2.41%; 02/15/07 /1/                                    65,000                 65,044
  7.75%; 06/15/05                                       315,000                320,579
                                                                             2,245,249
FINANCE-LEASING COMPANY (0.34%)
 Boeing Capital
  5.75%; 02/15/07                                       100,000                103,881
 International Lease Finance
  3.06%; 01/15/10 /1/                                    50,000                 49,995
  5.80%; 08/15/07                                        25,000                 26,114
                                                                               179,990
FINANCE-MORTGAGE LOAN/BANKER (18.71%)
 Countrywide Home Loan
  2.45%; 02/17/06 /1/                                    65,000                 65,025
  2.88%; 02/15/07                                       130,000                127,533
  4.50%; 01/25/33                                        73,739                 73,400
 Federal Home Loan Bank
  2.88%; 09/15/06                                     3,075,000              3,054,868
 Federal Home Loan Mortgage
  4.00%; 01/15/22                                       200,000                200,484
  5.25%; 01/15/06                                     1,050,000              1,070,301
  5.50%; 01/15/17                                       160,534                163,808
  5.75%; 03/15/09                                     1,500,000              1,606,944
                                                     Principal
                                                       Amount                 Value
----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
 Federal National Mortgage Association
  4.25%; 05/15/09                                    $1,100,000            $ 1,115,395
  4.33%; 02/17/09 /1/                                   190,000                189,970
  5.25%; 04/15/07                                     2,050,000              2,124,770
                                                                             9,792,498
FINANCE-OTHER SERVICES (0.75%)
 Caterpillar Financial Services
  3.00%; 02/15/07                                        60,000                 59,124
  4.69%; 04/25/05                                        50,000                 50,240
 Mellon Funding
  4.88%; 06/15/07                                        80,000                 82,044
 National Rural Utilities
  6.00%; 05/15/06                                        70,000                 72,209
 Verizon Global Funding
  6.75%; 12/01/05                                       125,000                128,558
                                                                               392,175
FOOD-MEAT PRODUCTS (0.19%)
 Tyson Foods
  6.75%; 06/01/05                                       100,000                101,176
FOOD-MISCELLANEOUS/DIVERSIFIED (0.60%)
 Campbell Soup
  5.50%; 03/15/07                                       100,000                103,172
 General Mills
  5.13%; 02/15/07                                        30,000                 30,656
 Kellogg
  6.00%; 04/01/06                                        55,000                 56,571
 Kraft Foods
  4.63%; 11/01/06                                        70,000                 71,122
 Sara Lee
  2.75%; 06/15/08                                        20,000                 19,307
 Unilever Capital
  6.88%; 11/01/05                                        35,000                 35,935
                                                                               316,763
FOOD-RETAIL (0.24%)
 Safeway
  2.50%; 11/01/05                                       125,000                124,204
GAS-DISTRIBUTION (0.03%)
 Sempra Energy
  4.75%; 05/15/09                                        15,000                 15,193
HOME EQUITY-OTHER (2.08%)
 Argent Securities /1/
  2.75%; 02/25/34                                        65,000                 65,035
 Option One Mortgage Loan Trust /1/
  2.68%; 02/13/35                                     1,000,000              1,000,156
 Specialty Underwriting & Residential Finance
  /1/
  3.04%; 02/25/35                                        25,000                 24,999
                                                                             1,090,190
HOME EQUITY-SEQUENTIAL (0.97%)
 Ameriquest Mortgage Securities
  2.73%; 04/25/34 /1/                                   150,000                149,994
  4.26%; 08/25/33                                       200,000                200,088
                                                     Principal
                                                       Amount                 Value
----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
HOME EQUITY-SEQUENTIAL (CONTINUED)
 New Century Home Equity Loan Trust
  3.56%; 11/25/33                                    $  160,000            $   159,771
                                                                               509,853
INDUSTRIAL GASES (0.18%)
 Praxair
  4.75%; 07/15/07                                        45,000                 46,112
  6.85%; 06/15/05                                        50,000                 50,680
                                                                                96,792
INSURANCE BROKERS (0.26%)
 Aon /1/
  6.95%; 01/15/07                                        60,000                 62,513
 Marsh & McLennan
  3.63%; 02/15/08                                        75,000                 72,719
                                                                               135,232
LIFE & HEALTH INSURANCE (0.38%)
 Lincoln National
  5.25%; 06/15/07                                        50,000                 51,549
 ReliaStar Financial
  8.63%; 02/15/05                                        60,000                 60,111
 Torchmark
  6.25%; 12/15/06                                        85,000                 88,852
                                                                               200,512
MEDICAL PRODUCTS (0.04%)
 Baxter International
  5.25%; 05/01/07                                        20,000                 20,550
MEDICAL-DRUGS (0.24%)
 Eli Lilly
  5.50%; 07/15/06                                        60,000                 61,754
 GlaxoSmithKline Capital
  2.38%; 04/16/07                                        65,000                 63,461
                                                                               125,215
MEDICAL-HMO (0.45%)
 Anthem
  3.50%; 09/01/07                                        50,000                 49,593
  4.88%; 08/01/05                                        80,000                 80,469
 UnitedHealth Group
  3.30%; 01/30/08                                        65,000                 63,837
  3.38%; 08/15/07                                        40,000                 39,534
                                                                               233,433
METAL-ALUMINUM (0.20%)
 Alcan
  6.25%; 11/01/08                                        25,000                 26,846
 Alcoa
  4.25%; 08/15/07                                        75,000                 75,895
                                                                               102,741
METAL-DIVERSIFIED (0.06%)
 Rio Tinto Finance
  2.63%; 09/30/08                                        35,000                 33,450
MISCELLANEOUS INVESTING (1.60%)
 Archstone-Smith Operating Trust
  3.00%; 06/15/08                                        30,000                 28,955
 Camden Property Trust
  4.38%; 01/15/10                                       100,000                 99,374
                                                     Principal
                                                       Amount                 Value
----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
 Camden Property Trust (continued)
  5.88%; 06/01/07                                    $   25,000            $    26,002
 Developers Diversified Realty
  3.88%; 01/30/09                                        65,000                 63,833
 Duke Realty
  3.35%; 01/15/08                                        60,000                 58,622
 Equity One /1/
  4.26%; 07/25/34                                       500,000                499,754
 Simon Property Group
  3.75%; 01/30/09                                        60,000                 58,954
                                                                               835,494
MONEY CENTER BANKS (1.03%)
 Bank of America
  4.75%; 10/15/06                                       215,000                219,486
  6.75%; 09/15/05                                        50,000                 51,067
 JP Morgan Chase
  3.13%; 12/11/06                                       160,000                158,557
  5.25%; 05/30/07                                       105,000                108,630
                                                                               537,740
MORTGAGE BACKED SECURITIES (10.28%)
 Banc of America Commercial Mortgage
  7.11%; 11/15/31                                       415,440                441,296
 Bear Stearns Commercial Mortgage Securities
  0.65%; 05/11/39 /1/ /2/                             1,275,099                 33,955
  4.13%; 11/11/41                                       300,000                299,604
  7.64%; 02/15/32                                       107,359                114,871
 Chase Commercial Mortgage Securities
  7.03%; 01/15/32                                       146,142                154,867
 Chase Manhattan Bank-First Union National
  Bank Commercial Mortgage Trust
  7.13%; 08/15/31                                       208,151                218,694
 Commercial Mortgage Pass-Through Certificate
  3.25%; 06/10/38                                       184,636                177,638
 CS First Boston Mortgage Securities
  6.25%; 12/16/35                                       100,000                106,063
 First Union Commercial Mortgage Securities
  7.38%; 04/18/29                                       143,046                151,476
 First Union National Bank Commercial Mortgage
  5.59%; 02/12/34                                        40,248                 42,082
 First Union-Lehman Brothers-Bank of America
  Commercial Mortgage Trust
  6.56%; 11/18/35                                       150,000                160,518
 GE Capital Commercial Mortgage
  3.35%; 08/11/36                                        76,683                 76,285
  5.99%; 12/10/35                                       200,000                214,115
 GMAC Commercial Mortgage Securities
  6.57%; 09/15/33                                        37,225                 37,739
 JP Morgan Chase Commercial Mortgage
  Securities
  4.37%; 10/12/37                                       182,515                184,201
                                                     Principal
                                                       Amount                 Value
----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 JP Morgan Chase Commercial Mortgage
  Securities (continued)

  4.47%; 11/15/35                                    $  134,895            $   135,860
  4.55%; 05/12/34                                       119,097                120,290
  6.04%; 11/15/35                                       550,000                582,721
 JP Morgan Commercial Mortgage Finance
  7.16%; 09/15/29                                       155,000                166,664
 LB-UBS Commercial Mortgage Trust
  1.23%; 03/15/36 /1/ /2/                               676,647                 33,089
  2.60%; 05/15/27                                        83,126                 80,753
  3.63%; 10/15/29                                       192,523                191,233
  4.90%; 06/15/26 /2/                                   370,000                379,857
  5.40%; 03/15/26                                       143,205                146,093
  5.97%; 03/15/26                                       295,000                310,676
  6.06%; 06/15/20                                       170,767                179,662
 Merrill Lynch Mortgage Investors /1/
  7.85%; 12/26/25                                        50,000                 50,809
 Midland Realty Acceptance
  7.23%; 01/25/29                                        14,275                 14,780
 Morgan Stanley Capital I
  4.57%; 12/18/32                                        80,340                 80,928
  5.33%; 12/18/32                                        75,000                 77,283
  6.54%; 02/15/31                                        95,000                101,987
 NationsLink Funding
  7.03%; 06/20/31                                        59,331                 62,304
  7.23%; 06/20/31                                       230,000                252,217
                                                                             5,380,610
MULTI-LINE INSURANCE (0.34%)
 Allstate
  5.38%; 12/01/06                                        45,000                 46,262
  7.88%; 05/01/05                                        25,000                 25,299
 Hartford Financial Services Group
  4.70%; 09/01/07                                        55,000                 55,968
 MetLife
  5.25%; 12/01/06                                        50,000                 51,415
                                                                               178,944
MULTIMEDIA (0.85%)
 AOL Time Warner
  6.13%; 04/15/06                                       120,000                123,634
 Gannett
  5.50%; 04/01/07                                        25,000                 25,916
 Thomson
  5.75%; 02/01/08                                        40,000                 41,878
 Viacom
  7.75%; 06/01/05                                       170,000                172,509
 Walt Disney
  7.30%; 02/08/05                                        80,000                 80,051
                                                                               443,988
OIL COMPANY-EXPLORATION & PRODUCTION (0.52%)
 Kerr-McGee
  5.38%; 04/15/05                                        70,000                 70,310
 PennzEnergy
  10.25%; 11/01/05                                       60,000                 62,871
                                                     Principal
                                                       Amount                 Value
----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
 Petroleos Mexicanos
                                                     $                     $
  6.50%; 02/01/05                                       140,000                140,000
                                                                               273,181
OIL COMPANY-INTEGRATED (0.31%)
 BP Canada Finance
  3.63%; 01/15/09                                        70,000                 69,310
 ChevronTexaco Capital
  3.38%; 02/15/08                                        30,000                 29,734
 Marathon Oil
  5.38%; 06/01/07                                        25,000                 25,882
 Occidental Petroleum
  4.00%; 11/30/07                                        40,000                 40,080
                                                                               165,006
OIL FIELD MACHINERY & EQUIPMENT (0.11%)
 Cooper Cameron
  2.65%; 04/15/07                                        60,000                 58,247
OIL REFINING & MARKETING (0.04%)
 Valero Energy
  6.13%; 04/15/07                                        20,000                 20,968
OIL-FIELD SERVICES (0.11%)
 Halliburton /1/
  4.16%; 10/17/05                                        55,000                 55,402
PAPER & RELATED PRODUCTS (0.33%)
 Champion International
  7.10%; 09/01/05                                        50,000                 50,978
 Union Camp
  7.00%; 08/15/06                                        70,000                 73,370
 Weyerhaeuser
  5.50%; 03/15/05                                        46,000                 46,106
                                                                               170,454
PHARMACY SERVICES (0.05%)
 Caremark Rx
  7.38%; 10/01/06                                        25,000                 26,332
PHOTO EQUIPMENT & SUPPLIES (0.06%)
 Eastman Kodak
  3.63%; 05/15/08                                        35,000                 33,996
PIPELINES (0.80%)
 Columbia Energy Group
  6.80%; 11/28/05                                        25,000                 25,694
 Duke Energy Field Services
  7.50%; 08/16/05                                       110,000                112,489
 Enbridge Energy Partners
  4.00%; 01/15/09                                        50,000                 49,270
 Kinder Morgan
  6.65%; 03/01/05                                       155,000                155,457
 Kinder Morgan Energy Partners
  5.35%; 08/15/07                                        25,000                 25,744
  8.00%; 03/15/05                                        50,000                 50,276
                                                                               418,930
PROPERTY & CASUALTY INSURANCE (0.35%)
 ACE
  6.00%; 04/01/07                                        50,000                 51,842
                                                     Principal
                                                       Amount                 Value
----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
 St. Paul
                                                     $                     $
  6.74%; 07/18/05                                        25,000                 25,352
  7.88%; 04/15/05                                       105,000                106,013
                                                                               183,207
PUBLISHING-BOOKS (0.19%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                        50,000                 51,570
  7.00%; 05/15/05                                        50,000                 50,572
                                                                               102,142
REAL ESTATE OPERATOR & DEVELOPER (0.17%)
 EOP Operating
  7.75%; 11/15/07                                        65,000                 71,275
 ERP Operating
  4.75%; 06/15/09                                        15,000                 15,270
                                                                                86,545
REGIONAL AUTHORITY (0.78%)
 New Brunswick
  3.50%; 10/23/07                                        40,000                 39,825
 Province of Manitoba
  2.75%; 01/17/06                                        50,000                 49,876
 Province of Ontario
  3.50%; 09/17/07                                       225,000                223,829
 Province of Quebec
  5.50%; 04/11/06                                        90,000                 92,474
                                                                               406,004
REGIONAL BANKS (2.76%)
 Bank One
  7.63%; 08/01/05                                       310,000                317,187
 Fifth Third Bancorp
  3.38%; 08/15/08                                        15,000                 14,717
 First Union
  7.55%; 08/18/05                                       250,000                256,093
 FleetBoston Financial
  7.25%; 09/15/05                                       155,000                158,913
 KeyCorp
  4.63%; 05/16/05                                        45,000                 45,229
 Korea Development Bank
  3.88%; 03/02/09                                        55,000                 54,100
  7.25%; 05/15/06                                        40,000                 41,954
 PNC Funding
  5.75%; 08/01/06                                       100,000                103,216
 SunTrust Banks
  5.05%; 07/01/07                                        50,000                 51,463
 U.S. Bancorp
  6.75%; 10/15/05                                       115,000                117,649
 Wells Fargo
  5.90%; 05/21/06                                       275,000                283,669
                                                                             1,444,190
REINSURANCE (0.07%)
 Berkshire Hathaway
  3.38%; 10/15/08                                        40,000                 39,369
RENTAL-AUTO & EQUIPMENT (0.10%)
 Hertz
  4.70%; 10/02/06                                        50,000                 50,185
                                                     Principal
                                                       Amount                 Value
----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-DISCOUNT (0.43%)
 Costco Wholesale
                                                     $                     $
  5.50%; 03/15/07                                        50,000                 51,719
 Target
  5.40%; 10/01/08                                        70,000                 73,677
 Wal-Mart Stores
  4.38%; 07/12/07                                       100,000                101,907
                                                                               227,303
RETAIL-DRUG STORE (0.09%)
 CVS
  3.88%; 11/01/07                                        45,000                 44,992
RETAIL-MAJOR DEPARTMENT STORE (0.10%)
 May Department Stores
  3.95%; 07/15/07                                        50,000                 49,927
RETAIL-RESTAURANTS (0.06%)
 McDonald's
  5.38%; 04/30/07                                        30,000                 31,110
SAVINGS & LOANS-THRIFTS (1.28%)
 Golden West Financial
  4.13%; 08/15/07                                        50,000                 50,569
 Washington Mutual
  2.45%; 11/03/05 /1/                                    60,000                 60,108
  2.88%; 01/25/45 /1/                                   425,000                423,481
  2.96%; 01/15/10 /1/                                    75,000                 74,888
  4.00%; 01/15/09                                        60,000                 59,709
                                                                               668,755
SOVEREIGN (1.25%)
 Finland Government
  4.75%; 03/06/07                                        45,000                 46,096
 Italy Government
  4.38%; 10/25/06                                       430,000                435,802
 Mexico Government
  8.50%; 02/01/06                                       165,000                173,415
                                                                               655,313
SPECIAL PURPOSE BANKS (0.46%)
 Kreditanstalt fuer Wiederaufbau
  2.38%; 09/25/06                                       245,000                241,943
SPECIAL PURPOSE ENTITY (0.11%)
 Fondo Latinoamericano de Reservas /2/
  3.00%; 08/01/06                                        60,000                 59,578
SUPRANATIONAL BANK (1.46%)
 Asian Development Bank
  2.38%; 03/15/06                                       130,000                128,992
 Corp Andina de Fomento
  6.75%; 03/15/05                                       100,000                100,195
 European Investment Bank
  4.63%; 03/01/07                                       525,000                536,486
                                                                               765,673
TELEPHONE-INTEGRATED (1.87%)
 ALLTEL
  6.75%; 09/15/05                                        60,000                 61,304
 BellSouth
  5.00%; 10/15/06                                       100,000                102,267
                                                     Principal
                                                       Amount                 Value
----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 British Telecommunications /1/
                                                     $                     $
  7.88%; 12/15/05                                       145,000                150,524
 Deutsche Telekom International Finance /1/
  8.25%; 06/15/05                                        95,000                 96,745
 France Telecom /1/
  7.95%; 03/01/06                                        50,000                 52,223
 GTE Florida
  6.25%; 11/15/05                                        50,000                 51,146
 SBC Communications
  5.75%; 05/02/06                                       120,000                123,245
 Sprint Capital
  7.13%; 01/30/06                                       200,000                206,966
 Telecom Italia Capital
  4.00%; 11/15/08                                        60,000                 59,527
 Telefonos de Mexico
  4.50%; 11/19/08                                        75,000                 75,177
                                                                               979,124
TEXTILE-HOME FURNISHINGS (0.11%)
 Mohawk Industries
  6.50%; 04/15/07                                        55,000                 58,102
TOOLS-HAND HELD (0.05%)
 Stanley Works
  3.50%; 11/01/07                                        25,000                 24,812
TRANSPORT-RAIL (0.71%)
 Burlington Northern Santa Fe
  6.38%; 12/15/05                                       130,000                133,401
 CSX
  6.25%; 10/15/08                                        55,000                 59,057
 Norfolk Southern
  8.38%; 05/15/05                                        75,000                 76,114
 Union Pacific
  7.60%; 05/01/05                                       100,000                101,006
                                                                               369,578
TRANSPORT-SERVICES (0.09%)
 FedEx /1/
  2.84%; 04/01/05                                        45,000                 45,004
                                                   TOTAL BONDS              47,606,295

                                                     Principal
                                                       Amount                 Value
----------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (5.19%)
4.50%; 10/01/09                                          92,024                 92,352
4.50%; 11/01/09                                         213,663                214,425
4.50%; 12/01/09                                         154,340                154,890
4.50%; 01/01/10                                          80,722                 81,007
4.50%; 09/01/10                                         215,973                216,736
4.50%; 10/01/10                                         280,296                281,287
4.50%; 11/01/10                                         977,047                980,500
4.50%; 02/01/11                                          97,014                 97,367
                                                     Principal
                                                       Amount                 Value
----------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
                                                     $                     $
4.50%; 10/01/11                                          97,980                 98,337
4.50%; 11/01/11                                         198,647                199,371
5.50%; 12/01/08                                          13,193                 13,446
5.50%; 02/01/09                                          27,304                 27,823
5.50%; 03/01/09                                          15,475                 15,768
5.50%; 04/01/09                                          17,510                 17,842
6.00%; 08/01/06                                         137,986                140,736
6.50%; 12/01/15                                          81,608                 86,199
                                      TOTAL FHLMC CERTIFICATES               2,718,086

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (1.48%)
4.00%; 05/01/10                                         176,651                175,749
4.00%; 06/01/10                                         104,318                103,785
4.00%; 07/01/10                                         119,341                118,731
4.00%; 08/01/10                                          77,011                 76,618
4.50%; 12/01/09                                          47,429                 47,568
4.50%; 05/01/10                                         145,211                145,631
5.50%; 02/01/09                                          87,721                 89,437
5.50%; 05/01/09                                          14,603                 14,889
                                       TOTAL FNMA CERTIFICATES                 772,408

                                                     Principal
                                                       Amount                 Value
----------------------------------------------------------------------------------------------
TREASURY BONDS (6.12%)
 U.S. Treasury Inflation-Indexed Obligations
  /3/
  3.38%; 01/15/07                                     2,531,634              2,655,051
 U.S. Treasury Strip /4/
  0.00%; 08/15/09                                       650,000                550,849
                                                                             3,205,900
                                          TOTAL TREASURY BONDS               3,205,900



                                                     Principal
                                                       Amount                 Value
----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.09%)
FINANCE-MORTGAGE LOAN/BANKER (0.09%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank
  2.30%; 02/01/05                                    $   45,472            $    45,472
                                        TOTAL COMMERCIAL PAPER                  45,472
                                                                           -----------

                         TOTAL PORTFOLIO INVESTMENTS (103.84%)              54,348,161
LIABILITIES, NET OF CASH AND RECEIVABLES (-3.84%)                           (2,009,946)
                                    TOTAL NET ASSETS (100.00%)             $52,338,215
                                                                           --------------

/1 /Variable rate.
/2 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $661,697 or 1.26% of net assets.
/3 /Security or a portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $2,665,051 or 5.07% of net assets.
/4 /Non-income producing security.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $   119,328
Unrealized Depreciation                         (544,809)
                                             -----------
Net Unrealized Appreciation (Depreciation)      (425,481)
Cost for federal income tax purposes         $54,773,642



                                                Notional    Unrealized
                 Description                     Amount     Gain (Loss)
------------------------------------------------------------------------
SWAP AGREEMENTS
TOTAL RETURN SWAPS
Receive monthly a return equal to the Lehman   $2,400,000     $7,840
ERISA Eligible CMBS Index and pay monthly a
floating rate based on 1-month LIBOR less 7
basis points with Deutsche Bank AG. Expires
April 2005.

                            SCHEDULE OF INVESTMENTS
                                HIGH YIELD FUND

                          JANUARY 31, 2005 (UNAUDITED)

                                                  Principal
                                                   Amount                Value
----------------------------------------------------------------------------------------
BONDS (72.15%)
ADVANCED MATERIALS & PRODUCTS (1.56%)
 Hexcel
                                                   $                  $
  9.75%; 01/15/09                                  150,000                156,375
AEROSPACE & DEFENSE EQUIPMENT (0.95%)
 TransDigm
  8.38%; 07/15/11                                   90,000                 95,400
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (3.06%)
 Delco Remy International
  8.63%; 12/15/07                                  150,000                151,500
 Tenneco Automotive /1/
  8.63%; 11/15/14                                  150,000                156,000
                                                                          307,500
BATTERIES & BATTERY SYSTEMS (1.25%)
 Rayovac /1/
  7.38%; 02/01/15                                  125,000                126,094
CABLE TV (2.25%)
 Kabel Deutschland /1/
  10.63%; 07/01/14                                 200,000                226,000
CHEMICALS-SPECIALTY (3.25%)
 Nalco
  8.88%; 11/15/13                                  300,000                327,000
COMPUTER SERVICES (2.02%)
 Unisys
  7.88%; 04/01/08                                  200,000                203,000
CONTAINERS-METAL & GLASS (1.44%)
 Owens-Brockway
  8.75%; 11/15/12                                  130,000                144,625
DIAGNOSTIC KITS (1.37%)
 Dade Behring Holdings
  11.91%; 10/03/10                                 125,000                138,125
DISTRIBUTION-WHOLESALE (2.15%)
 Ingram Micro
  9.88%; 08/15/08                                  200,000                216,250
DIVERSIFIED MANUFACTURING OPERATIONS (1.31%)
 J.B. Poindexter /1/
  8.75%; 03/15/14                                  125,000                131,875
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.51%)
 Flextronics International
  6.50%; 05/15/13                                  150,000                151,875
FINANCE-INVESTMENT BANKER & BROKER (1.99%)
 BCP Caylux Holdings Luxembourg /1/
  9.63%; 06/15/14                                  180,000                199,800
GARDEN PRODUCTS (0.97%)
 Ames True Temper /1/ /2/
  6.64%; 01/15/12                                  100,000                 97,250
HOTELS & MOTELS (2.04%)
 HMH Properties
  7.88%; 08/01/08                                  200,000                205,250
                                                  Principal
                                                   Amount                Value
----------------------------------------------------------------------------------------
BONDS (CONTINUED)
INDEPENDENT POWER PRODUCER (1.46%)
 Reliant Energy
                                                   $                  $
  6.75%; 12/15/14                                  150,000                146,250
INDUSTRIAL AUTOMATION & ROBOTS (1.53%)
 UNOVA
  7.00%; 03/15/08                                  150,000                154,125
MACHINERY-FARM (1.44%)
 Case New Holland /1/
  6.00%; 06/01/09                                  150,000                144,750
MACHINERY-MATERIAL HANDLING (1.38%)
 Columbus McKinnon
  10.00%; 08/01/10                                 125,000                138,750
MEDICAL INFORMATION SYSTEM (1.02%)
 NDCHealth
  10.50%; 12/01/12                                 100,000                102,500
METAL PROCESSORS & FABRICATION (1.34%)
 Mueller Group
  10.00%; 05/01/12                                 125,000                135,000
METAL-ALUMINUM (1.02%)
 Novelis /1/
  7.25%; 02/15/15                                  100,000                102,500
METAL-DIVERSIFIED (1.95%)
 Earle M. Jorgensen
  9.75%; 06/01/12                                  175,000                195,562
NON-HAZARDOUS WASTE DISPOSAL (1.30%)
 Allied Waste North America
  8.88%; 04/01/08                                  125,000                130,625
OIL COMPANY-EXPLORATION & PRODUCTION (2.37%)
 Chesapeake Energy /1/
  6.38%; 06/15/15                                  125,000                127,500
 Plains Exploration & Production
  8.75%; 07/01/12                                  100,000                110,750
                                                                          238,250
OIL REFINING & MARKETING (3.66%)
 CITGO Petroleum /1/
  6.00%; 10/15/11                                  250,000                248,125
 Tesoro Petroleum
  9.63%; 11/01/08                                  110,000                119,350
                                                                          367,475
OIL-FIELD SERVICES (2.08%)
 Key Energy Services
  8.38%; 03/01/08                                  200,000                208,750
PIPELINES (1.63%)
 Dynegy Holdings /1/
  9.88%; 07/15/10                                  150,000                164,250
PRIVATE CORRECTIONS (1.64%)
 Corrections Corporation of America
  9.88%; 05/01/09                                  150,000                165,000
                                                  Principal
                                                   Amount                Value
----------------------------------------------------------------------------------------
BONDS (CONTINUED)
PUBLISHING-PERIODICALS (4.13%)
 American Media Operation
                                                   $                  $
  10.25%; 05/01/09                                 225,000                235,406
 Dex Media East
  12.13%; 11/15/12                                 150,000                179,625
                                                                          415,031
RADIO (1.57%)
 Spanish Broadcasting System
  9.63%; 11/01/09                                  150,000                157,500
RENTAL-AUTO & EQUIPMENT (1.47%)
 United Rentals
  6.50%; 02/15/12                                  150,000                147,375
RETAIL-AUTOMOBILE (1.31%)
 Group 1 Automotive
  8.25%; 08/15/13                                  125,000                131,250
RETAIL-JEWELRY (1.25%)
 Finlay Fine Jewelry
  8.38%; 06/01/12                                  125,000                125,625
RETAIL-PROPANE DISTRIBUTION (1.61%)
 AmeriGas Partners
  8.88%; 05/20/11                                  150,000                162,000
RETAIL-VITAMINS & NUTRITIONAL SUPPLIES (0.50%)
 General Nutrition Centers /1/
  8.63%; 01/15/11                                   50,000                 50,000
SCHOOLS (2.00%)
 Knowledge Learning /1/
  7.75%; 02/01/15                                  200,000                201,000
SPECIAL PURPOSE ENTITY (2.00%)
 K&F Acquisition /1/
  7.75%; 11/15/14                                  100,000                 99,500
 Venoco /1/
  8.75%; 12/15/11                                  100,000                101,000
                                                                          200,500
TELEPHONE-INTEGRATED (1.30%)
 MCI /2/
  7.69%; 05/01/09                                  125,000                130,469
THEATERS (2.80%)
 AMC Entertainment
  9.88%; 02/01/12                                  105,000                113,400
 Cinemark USA
  9.00%; 02/01/13                                  150,000                168,000
                                                                          281,400
                                                  Principal
                                                   Amount                Value
----------------------------------------------------------------------------------------
BONDS (CONTINUED)
VENTURE CAPITAL (1.27%)
 Arch Western Finance
                                                   $                  $
  6.75%; 07/01/13                                  125,000                127,500
                                              TOTAL BONDS               7,249,856
                                                                      -----------

                     TOTAL PORTFOLIO INVESTMENTS (72.15%)               7,249,856
CASH AND RECEIVABLES, NET OF LIABILITIES (27.85%)                       2,798,453
                               TOTAL NET ASSETS (100.00%)             $10,048,309
                                                                      -------------

/1 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,175,644 or 21.65% of net assets.
/2 /Variable rate.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $   14,532
Unrealized Depreciation                         (30,611)
                                             ----------
Net Unrealized Appreciation (Depreciation)      (16,079)
Cost for federal income tax purposes         $7,265,935

                            SCHEDULE OF INVESTMENTS
                           INFLATION PROTECTION FUND

                          JANUARY 31, 2005 (UNAUDITED)

                                                  Principal
                                                   Amount                Value
-----------------------------------------------------------------------------------------
BONDS (22.05%)
ASSET BACKED SECURITIES (0.49%)
 Chase Funding Mortgage Loan Asset Backed
  Certificates /1/
                                                   $                  $
  2.78%; 02/25/34                                   50,000                 49,998
CASINO HOTELS (0.99%)
 MGM Mirage
  6.95%; 02/01/05                                  100,000                100,000
CHEMICALS-SPECIALTY (0.59%)
 Acetex
  10.88%; 08/01/09                                  55,000                 59,537
COMPUTERS-MEMORY DEVICES (0.53%)
 Seagate Technology HDD Holdings
  8.00%; 05/15/09                                   50,000                 53,750
ELECTRIC-DISTRIBUTION (1.03%)
 BRL Universal Equipment
  8.88%; 02/15/08                                  100,000                104,625
ENGINES-INTERNAL COMBUSTION (0.39%)
 Cummins Engine
  6.45%; 03/01/05                                   40,000                 40,000
FINANCE-AUTO LOANS (2.00%)
 Ford Motor Credit
  7.60%; 08/01/05                                  100,000                101,909
 General Motors Acceptance /1/
  3.92%; 10/20/05                                  100,000                100,442
                                                                          202,351
FINANCE-MORTGAGE LOAN/BANKER (12.48%)
 Federal Home Loan Mortgage /1/
  2.78%; 06/15/18                                  192,575                193,118
  2.83%; 02/15/30                                   89,601                 89,914
  2.83%; 05/15/30                                  201,444                202,049
  2.88%; 09/15/33                                   96,788                 97,318
 Federal National Mortgage Association /1/
  2.69%; 06/25/35                                   99,400                 99,400
  2.83%; 02/25/18                                  188,445                188,922
  2.83%; 02/25/32                                  200,000                200,701
  2.98%; 02/25/47                                  192,834                193,651
                                                                        1,265,073
HOME EQUITY-OTHER (0.99%)
 Option One Mortgage Loan Trust /1/
  3.44%; 02/25/35                                  100,000                100,094
MEDICAL-HMO (0.56%)
 Pacificare Health Systems
  10.75%; 06/01/09                                  50,000                 56,500
MULTI-LINE INSURANCE (0.99%)
 CNA Financial
  6.50%; 04/15/05                                  100,000                100,644
TELEPHONE-INTEGRATED (1.01%)
 MCI /1/
  6.91%; 05/01/07                                  100,000                102,250
                                              TOTAL BONDS               2,234,822
                                                  Principal
                                                   Amount                Value
-----------------------------------------------------------------------------------------
TREASURY BONDS (101.05%)
 U.S. Treasury Inflation-Indexed Obligations
                                                   $                  $
  0.02%; 01/15/15                                  350,102                349,363
  0.88%; 04/15/10 /2/                              428,489                422,330
  1.88%; 07/15/13                                  753,957                774,219
  2.00%; 01/15/14                                  775,268                802,069
  2.00%; 07/15/14                                  683,964                707,074
  2.38%; 01/15/25                                  379,980                408,805
  3.00%; 07/15/12                                  849,832                944,508
  3.38%; 01/15/07 /2/                              699,213                733,300
  3.38%; 01/15/12                                  242,026                274,085
  3.38%; 04/15/32                                  188,311                249,761
  3.50%; 01/15/11                                  438,968                495,485
  3.63%; 01/15/08 /2/                              738,913                796,236
  3.63%; 04/15/28                                  708,546                932,651
  3.88%; 01/15/09 /2/                              640,547                710,181
  3.88%; 04/15/29                                  813,295              1,118,789
  4.25%; 01/15/10                                  454,100                522,268
                                     TOTAL TREASURY BONDS              10,241,124

                                                  Principal
                                                   Amount                Value
-----------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.27%)
FINANCE-MORTGAGE LOAN/BANKER (0.27%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
  2.30%; 02/01/05                                   27,565                 27,565
                                   TOTAL COMMERCIAL PAPER                  27,565
                                                                      -----------

                    TOTAL PORTFOLIO INVESTMENTS (123.37%)              12,503,511
LIABILITIES, NET OF CASH AND RECEIVABLES (-23.37%)                     (2,368,661)
                               TOTAL NET ASSETS (100.00%)             $10,134,850
                                                                      --------------



/1 /Variable rate.
/2 /Security or a portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $2,041,677 or 20.15% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $    42,816
Unrealized Depreciation                          (36,206)
                                             -----------
Net Unrealized Appreciation (Depreciation)         6,610
Cost for federal income tax purposes         $12,496,901

                            SCHEDULE OF INVESTMENTS
                      INTERNATIONAL EMERGING MARKETS FUND

                          JANUARY 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (90.65%)
AGRICULTURAL OPERATIONS (0.71%)
                                                                              $
 IOI Berhad                                                137,197                335,772
APPLICATIONS SOFTWARE (1.32%)
 Infosys Technologies                                       13,125                621,525
AUTO-CARS & LIGHT TRUCKS (1.68%)
 Hyundai Motor                                              11,040                626,551
 Proton Holdings                                            73,253                163,855
                                                                                  790,406
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.00%)
 Hyundai Mobis                                                   5                    342
BREWERY (0.57%)
 Efes Breweries International /1/ /3/                        8,356                268,478
BUILDING & CONSTRUCTION-MISCELLANEOUS (2.11%)
 Enka Insaat ve Sanayi                                       7,858                105,323
 LG Engineering & Construction /1/                          18,480                515,386
 Orascom Construction Industries                            15,171                256,880
 Polimex-Mostostal Siedlce                                  13,032                118,478
                                                                                  996,067
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.88%)
 Akcansa Cimento                                            17,162                 68,108
 Cemex                                                      31,361                234,851
 Gujarat Ambuja Cements /1/                                 34,991                360,049
 Siam Cement                                                31,843                221,316
                                                                                  884,324
BUILDING-HEAVY CONSTRUCTION (0.47%)
 Empresas ICA Sociedad Controladora /1/                    585,340                222,301
CELLULAR TELECOMMUNICATIONS (3.63%)
 America Movil                                             214,140                565,847
 Far EasTone Telecommunications                            395,800                453,942
 Maxis Communications                                      174,563                436,408
 Mobile Telesystems                                          6,984                251,284
                                                                                1,707,481
CIRCUIT BOARDS (1.03%)
 Unimicron Technology                                      704,000                484,449
COAL (0.49%)
 Yanzhou Coal Mining                                       164,249                232,689
COMMERCIAL BANKS (12.32%)
 ABSA Group                                                 51,516                660,508
 Banco do Brasil                                            47,204                557,038
 Banco Santander Chile                                       7,100                229,685
 Bancolombia                                                19,426                270,410
 Bank Leumi Le-Israel                                      241,575                745,765
 Bank Mandiri Persero                                    2,083,000                440,871
 Bank of the Philippine Islands                            218,985                232,603
 BBVA Banco Frances                                         16,193                116,104
 Credicorp                                                  14,232                251,906
 E.Sun Financial Holding                                   474,125                378,406
 Finansbank /1/                                            127,862                287,222
 Hana Bank                                                  15,080                400,712
 Hansabank                                                  26,383                344,260
 OTP Bank                                                    5,734                185,532
 Siam Commercial Bank Public /2/                           166,800                215,205
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                              $
 Standard Bank Group                                        44,555                484,661
                                                                                5,800,888
COMPUTERS (1.66%)
 High Tech Computer                                        155,000                784,132
DISTRIBUTION-WHOLESALE (0.63%)
 Esprit Holdings                                            51,254                296,357
DIVERSIFIED FINANCIAL SERVICES (1.23%)
 Shinhan Financial Group                                    23,067                579,205
DIVERSIFIED MINERALS (1.09%)
 Antofagasta                                                22,371                514,344
DIVERSIFIED OPERATIONS (4.84%)
 Barloworld                                                 14,482                252,183
 Bradespar /1/                                              20,215                693,648
 China Merchants Holdings International                    145,851                287,031
 Haci Omer Sabanci Holding                                 135,748                574,299
 Imperial Holdings /1/                                      27,733                470,782
                                                                                2,277,943
ELECTRIC-GENERATION (1.03%)
 Electricity Generating                                    100,700                215,450
 National Thermal Power /1/                                135,623                268,419
                                                                                  483,869
ELECTRIC-INTEGRATED (1.15%)
 Korea Electric Power /1/                                   19,920                540,006
ELECTRONIC COMPONENTS-MISCELLANEOUS (6.49%)
 Asustek Computer                                           96,000                259,419
 Hon Hai Precision Industry                                159,000                699,450
 Samsung Electronics                                         4,345              2,097,294
                                                                                3,056,163
FINANCE-CONSUMER LOANS (0.50%)
 African Bank Investments                                   84,047                236,991
FINANCE-OTHER SERVICES (0.83%)
 Grupo Financiero Banorte                                   61,101                392,197
FOOD-MISCELLANEOUS/DIVERSIFIED (0.00%)
 Global Bio-Chem Technology Group - warrants
  /1/                                                       28,797                  1,163
GAS-DISTRIBUTION (0.65%)
 OAO Gazprom /3/                                             8,667                304,038
HOUSEWARES (0.08%)
 Turk Sise ve Cam Fabrikalari                               12,032                 36,578
IMPORT & EXPORT (0.57%)
 Testrite International                                    424,612                268,176
INDEPENDENT POWER PRODUCER (0.38%)
 YTL Power International                                   367,200                177,802
INTERNET SECURITY (1.21%)
 Check Point Software Technologies /1/                      23,463                569,682
LIFE & HEALTH INSURANCE (3.32%)
 Cathay Financial Holding                                  261,000                512,569
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
                                                                              $
 Metropolitan Holdings                                     168,563                285,748
 Sanlam                                                    159,906                338,438
 Shin Kong Financial Holding                               435,000                423,723
 Shin Kong Financial Holding-Rights /2/                     18,509                  4,071
                                                                                1,564,549
MEDICAL LABORATORY & TESTING SERVICE (0.54%)
 Diagnosticos da America /1/ /3/                             8,264                255,636
MISCELLANEOUS MANUFACTURERS (0.78%)
 Trakya Cam Sanayi                                         119,909                368,122
NON-FERROUS METALS (1.31%)
 Grupo Mexico                                              123,279                618,758
OIL COMPANY-EXPLORATION & PRODUCTION (1.18%)
 Oil & Natural Gas                                          13,830                259,429
 PTT Public /2/                                             62,531                298,385
                                                                                  557,814
OIL COMPANY-INTEGRATED (5.49%)
 China Petroleum & Chemical                              1,447,917                575,462
 LUKOIL                                                      3,570                439,467
 MOL Magyar Olaj-es Gazipari                                 5,381                359,361
 Petroleo Brasileiro                                        23,687                962,876
 Thai Oil Public /2/                                       185,592                250,280
                                                                                2,587,446
OIL REFINING & MARKETING (1.68%)
 Chennai Petroleum                                          45,380                225,211
 Polski Koncern Naftowy Orlen                               28,060                342,541
 SK                                                          4,180                222,145
                                                                                  789,897
PETROCHEMICALS (2.12%)
 Honam Petrochemical                                        13,950                646,148
 SINOPEC Shanghai Petrochemical                            965,543                352,799
                                                                                  998,947
POWER CONVERTER & SUPPLY EQUIPMENT (0.91%)
 Delta Electronics                                         262,000                428,091
PROPERTY & CASUALTY INSURANCE (0.95%)
 Samsung Fire & Marine Insurance                             5,740                447,782
REAL ESTATE OPERATOR & DEVELOPER (1.03%)
 China Overseas Land & Investment                        1,509,168                377,297
 IRSA Inversiones y Representaciones /1/                     8,715                106,671
                                                                                  483,968
RETAIL-APPAREL & SHOE (1.34%)
 Edgars Consolidated Stores                                 12,575                632,127
RETAIL-AUTOMOBILE (0.73%)
 Astra International                                       315,025                345,407
RETAIL-CONSUMER ELECTRONICS (0.58%)
 Grupo Elektra                                               8,029                275,234
RETAIL-DISCOUNT (0.58%)
 Siam Makro /2/                                            184,770                270,734
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-HOME FURNISHINGS (1.17%)
                                                                              $
 JD Group                                                   50,523                549,071
RETAIL-HYPERMARKETS (0.45%)
 Controladora Comercial Mexicana                           192,209                211,281
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.58%)
 Foschini                                                   43,981                273,866
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.81%)
 Taiwan Semiconductor Manufacturing                        233,397                381,356
STEEL PRODUCERS (3.47%)
 China Steel                                               181,000                202,470
 Iscor                                                      44,028                428,900
 POSCO                                                      14,155                636,975
 Tata Iron & Steel                                          41,240                364,646
                                                                                1,632,991
TELECOMMUNICATION SERVICES (5.18%)
 China Telecom                                           1,237,080                459,946
 Indosat                                                   672,788                418,382
 Maroc Telecom /1/                                          15,035                152,407
 Orascom Telecom Holding /1/                                17,148                546,164
 SK Telecom                                                 34,025                679,139
 Telekom Malaysia                                           63,500                183,816
                                                                                2,439,854
TELEPHONE-INTEGRATED (2.58%)
 Cia de Telecomunicaciones de Chile                         43,491                495,797
 Philippine Long Distance Telephone /1/                     12,754                329,995
 Philippine Long Distance Telephone /1/                     15,000                390,000
                                                                                1,215,792
TOBACCO (1.29%)
 Korea Tobacco & Ginseng                                     8,520                261,707
 PT Hanjaya Mandala Sampoerna                              425,641                345,955
                                                                                  607,662
TRANSPORT-MARINE (2.16%)
 China Shipping Development                                266,666                225,643
 Evergreen Marine                                              508                    485
 Great Eastern Shipping                                     53,214                205,335
 Malaysia International Shipping                            52,058                213,712
 Orient Overseas International                              62,932                236,402
 Precious Shipping /2/                                     117,893                133,761
                                                                                1,015,338
WIRE & CABLE PRODUCTS (0.83%)
 LG Cable /1/                                               16,610                392,777
WIRELESS EQUIPMENT (1.04%)
 Gemtek Technology                                         188,250                490,958
                                              TOTAL COMMON STOCKS              42,698,826

                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
PREFERRED STOCKS (5.67%)
COMMERCIAL BANKS (1.50%)
                                                                              $
 Banco Bradesco                                             28,558                706,725
DIVERSIFIED MINERALS (0.58%)
 Caemi Mineracao e Metalurgica                             297,151                273,490
FOOD-MEAT PRODUCTS (0.55%)
 Sadia                                                     135,570                260,423
PETROCHEMICALS (0.69%)
 Braskem                                                 7,372,136                326,868
STEEL PRODUCERS (1.97%)
 Cia Siderurgica de Tubarao                              8,336,307                453,665
 Usinas Siderurgicas de Minas Gerais                        23,091                471,785
                                                                                  925,450
TEXTILE-PRODUCTS (0.38%)
 Cia de Tecidos do Norte de Minas -
  Coteminas                                              1,697,136                176,616
                                           TOTAL PREFERRED STOCKS               2,669,572

                                              Principal

                                              Amount                             Value

------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.17%)
FINANCE-MORTGAGE LOAN/BANKER (2.17%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                         $                    $
  2.30%; 02/01/05                                        1,022,764              1,022,764
                                           TOTAL COMMERCIAL PAPER               1,022,764
                                                                              -----------

                             TOTAL PORTFOLIO INVESTMENTS (98.49%)              46,391,162
CASH AND RECEIVABLES, NET OF LIABILITIES (1.51%)                                  713,457
                                       TOTAL NET ASSETS (100.00%)             $47,104,619
                                                                              -------------


/1 /Non-income producing security.
/2 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,172,436 or 2.39% of net assets.
/3 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $828,152 or 1.76% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 6,493,184
Unrealized Depreciation                         (228,510)
                                             -----------
Net Unrealized Appreciation (Depreciation)     6,264,674
Cost for federal income tax purposes         $40,116,170

                            SCHEDULE OF INVESTMENTS
                              INTERNATIONAL FUND I

                          JANUARY 31, 2005 (UNAUDITED)

                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (97.46%)
ADVERTISING SALES (0.07%)
                                                                                $
 Telefonica Publicidad e Informacion                          10,364                  92,138
ADVERTISING SERVICES (0.09%)
 Aegis Group                                                  55,791                 110,489
AGRICULTURAL OPERATIONS (0.10%)
 Chaoda Modern Agriculture                                   114,847                  46,381
 IOI Berhad                                                   32,846                  80,386
                                                                                     126,767
AIRPORT DEVELOPMENT & MAINTENANCE (0.06%)
 Kobenhavns Lufthavne                                            333                  72,801
APPLICATIONS SOFTWARE (0.14%)
 Infosys Technologies                                          2,075                 137,033
 SimCorp /1/                                                     429                  33,593
                                                                                     170,626
ATHLETIC FOOTWEAR (0.09%)
 Puma                                                            436                 107,134
AUDIO & VIDEO PRODUCTS (0.04%)
 Bang & Olufsen                                                  762                  51,192
AUTO-CARS & LIGHT TRUCKS (2.08%)
 Hyundai Motor                                                 2,464                 139,839
 Proton Holdings                                              17,373                  38,861
 Renault                                                       8,479                 693,010
 Tata Motors /1/                                              11,730                 136,420
 Toyota Motor                                                 40,401               1,573,786
                                                                                   2,581,916
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.47%)
 Volvo                                                        14,225                 577,213
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.53%)
 DENSO                                                        19,900                 517,433
 Exedy                                                         2,014                  36,579
 Keihin                                                        4,536                  78,088
 Showa                                                         2,225                  29,658
                                                                                     661,758
BREWERY (1.55%)
 Bryggerigruppen                                                 412                  32,261
 Efes Breweries International /1/                              1,732                  55,649
 Interbrew                                                    11,999                 444,995
 Lion Nathan Limited                                          62,100                 394,620
 SABMiller                                                    59,155                 907,082
 Wolverhampton & Dudley Breweries                              4,072                  82,716
                                                                                   1,917,323
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.42%)
 FLSmidth /1/                                                  1,247                  23,374
 Kingspan Group                                                9,201                  90,075
 Wienerberger                                                  8,826                 407,281
                                                                                     520,730
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.79%)
 Abengoa                                                       2,531                  27,186
 Kajima                                                      166,907                 737,292
 LG Engineering & Construction /1/                             4,120                 114,902
 Morgan Sindall                                                1,680                  18,663
 Orascom Construction Industries                               3,444                  58,315
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING & CONSTRUCTION-MISCELLANEOUS (CONTINUED)
                                                                                $
 Polimex-Mostostal Siedlce                                     3,003                  27,301
                                                                                     983,659
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.51%)
 Adelaide Brighton                                            70,417                 101,500
 Akcansa Cimento                                              14,322                  56,838
 BPB                                                          85,931                 839,950
 Cementir                                                      7,106                  39,136
 Cemex                                                         7,432                  55,655
 Italcementi                                                   3,571                  60,375
 Rinker Group                                                 76,407                 663,170
 Siam Cement                                                   7,561                  52,551
                                                                                   1,869,175
BUILDING PRODUCTS-DOORS & WINDOWS (0.38%)
 Asahi Glass                                                  44,946                 474,419
BUILDING PRODUCTS-WOOD (0.35%)
 Travis Perkins                                               11,853                 431,022
BUILDING-HEAVY CONSTRUCTION (1.66%)
 Actividades de Construccion y Servicios                      31,708                 794,833
 Daelim Industrial                                             1,730                  93,121
 Empresas ICA Sociedad Controladora /1/                      138,747                  52,694
 Vinci                                                         7,783               1,116,008
                                                                                   2,056,656
BUILDING-RESIDENTIAL & COMMERCIAL (0.04%)
 McCarthy & Stone                                              3,881                  45,091
CASINO SERVICES (0.08%)
 Aristocrat Leisure                                           12,363                 104,909
CELLULAR TELECOMMUNICATIONS (3.00%)
 America Movil                                                48,871                 129,137
 Far EasTone Telecommunications                               92,300                 105,859
 Maxis Communications                                         39,060                  97,650
 mm02 /1/                                                    501,258               1,188,868
 Mobile Telesystems                                            1,558                  56,057
 Mobistar /1/                                                  1,014                  89,552
 Taiwan Cellular                                              70,000                  72,584
 Vodafone Group                                              766,546               1,984,335
                                                                                   3,724,042
CHEMICALS-DIVERSIFIED (2.52%)
 BASF                                                         12,124                 828,142
 DSMA                                                            971                  60,338
 K+S                                                           1,988                  99,745
 Mitsubishi Gas Chemical                                     148,037                 698,295
 NOVA Chemicals                                                9,146                 412,648
 Sumitomo Chemical                                            93,632                 485,107
 Tosoh                                                       118,043                 541,979
                                                                                   3,126,254
CHEMICALS-SPECIALTY (0.75%)
 Auriga Industries                                             1,058                  24,094
 Clariant                                                     22,914                 375,955
 Methanex                                                     33,075                 532,346
                                                                                     932,395
CIRCUIT BOARDS (0.53%)
 IBIDEN                                                       29,147                 549,385
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CIRCUIT BOARDS (CONTINUED)
                                                                                $
 Unimicron Technology                                        150,000                 103,221
                                                                                     652,606
COAL (0.04%)
 Yanzhou Coal Mining                                          37,913                  53,711
COATINGS & PAINT (0.05%)
 Kansai Paint                                                  9,589                  59,876
COMMERCIAL BANKS (8.55%)
 ABSA Group                                                   11,350                 145,523
 Amagerbanken                                                    212                  30,936
 Anglo Irish Bank                                             44,487               1,084,432
 Banca Popolare di Lodi                                        7,476                  85,467
 Banco do Brasil                                              10,581                 124,863
 Banco Santander Central Hispano                              37,989                 451,132
 Banco Santander Chile                                         1,600                  51,760
 Bancolombia                                                   4,445                  61,874
 Bank Austria Creditanstalt                                    8,243                 716,165
 Bank Leumi Le-Israel                                         52,458                 161,943
 Bank Mandiri Persero                                        475,000                 100,535
 Bank of Ireland                                              30,565                 485,686
 Bank of Kyoto                                                 7,914                  68,388
 Bank of Piraeus                                              30,420                 559,121
 Bank of the Philippine Islands                               51,307                  54,498
 BBVA Banco Frances                                            3,862                  27,690
 Chiba Bank                                                   54,000                 358,069
 Credicorp                                                     3,373                  59,702
 DnB Holding                                                 116,718               1,070,133
 E.Sun Financial Holding                                     104,325                  83,263
 Finansbank /1/                                               29,047                  65,250
 FinecoGroup /1/                                              12,972                 106,023
 Hana Bank                                                     3,170                  84,234
 Hansabank                                                     5,844                  76,256
 IntesaBci                                                   232,394               1,079,214
 National Bank of Greece                                      30,331               1,022,452
 Nordea                                                       99,889                 925,739
 OTP Bank                                                      1,286                  41,610
 Royal Bank of Scotland                                       14,606                 485,402
 Sapporo Hokuyo Holdings                                           6                  42,627
 Siam Commercial Bank Public /2/                              38,400                  49,544
 Standard Bank Group                                           9,995                 108,724
 Sumitomo Mitsui Financial Group                                  42                 294,737
 Suruga Bank                                                   6,684                  55,175
 Toronto-Dominion Bank                                         8,787                 340,999
 Wing Hang Bank                                                7,133                  45,542
                                                                                  10,604,708
COMMUNICATIONS SOFTWARE (0.05%)
 Telelogic /1/                                                28,657                  64,807
COMPUTER SERVICES (0.04%)
 ALTEN /1/                                                     1,136                  27,929
 EDB Business Partner /1/                                      2,042                  16,231
                                                                                      44,160
COMPUTERS (0.41%)
 High Tech Computer                                           34,000                 172,003
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS (CONTINUED)
                                                                                $
 Research in Motion /1/                                        4,665                 332,068
                                                                                     504,071
COMPUTERS-INTEGRATED SYSTEMS (0.42%)
 Itochu Techno-Science                                        10,500                 411,048
 NIWS                                                             39                 111,208
                                                                                     522,256
COMPUTERS-PERIPHERAL EQUIPMENT (0.57%)
 Lite-On Technology                                              100                     104
 Logitech International /1/                                   11,584                 709,075
                                                                                     709,179
CONSULTING SERVICES (0.12%)
 Jaakko Poyry Group                                              628                  19,484
 Savills                                                       3,473                  34,324
 WS Atkins                                                     6,936                  93,340
                                                                                     147,148
CONTAINERS-METAL & GLASS (0.02%)
 Singamas Container Holdings                                  38,448                  23,414
COSMETICS & TOILETRIES (0.03%)
 Body Shop International                                       9,937                  34,064
CRUISE LINES (0.74%)
 Carnival                                                     15,159                 911,493
DISTRIBUTION-WHOLESALE (0.86%)
 Esprit Holdings                                              11,856                  68,553
 Inchcape                                                      2,619                  99,782
 Univar                                                          664                  18,990
 Wolseley                                                     42,479                 880,114
                                                                                   1,067,439
DIVERSIFIED FINANCIAL SERVICES (0.62%)
 Sampo Ojy                                                    48,461                 641,189
 Shinhan Financial Group                                       5,000                 125,549
                                                                                     766,738
DIVERSIFIED MANUFACTURING OPERATIONS (0.87%)
 Charter /1/                                                  12,624                  59,704
 NKT Holding                                                   1,311                  39,846
 Orica                                                        25,224                 375,504
 Siemens                                                       7,560                 601,145
                                                                                   1,076,199
DIVERSIFIED MINERALS (1.03%)
 Antofagasta                                                   5,112                 117,533
 BHP Billiton                                                 41,974                 520,128
 Teck Cominco                                                 21,225                 641,497
                                                                                   1,279,158
DIVERSIFIED OPERATIONS (1.60%)
 Barloworld                                                    3,393                  59,084
 Bradespar /1/                                                 4,592                 157,568
 Brascan                                                      21,945                 746,917
 China Merchants Holdings International                       35,941                  70,731
 Haci Omer Sabanci Holding                                    30,839                 130,468
 Imperial Holdings /1/                                         5,571                  94,570
 Ordina                                                        1,827                  24,316
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED OPERATIONS (CONTINUED)
                                                                                $
 Wharf Holdings                                              218,000                 704,317
                                                                                   1,987,971
ELECTRIC PRODUCTS-MISCELLANEOUS (0.56%)
 Casio Computer                                               46,665                 654,496
 Ultra Electronics Holdings                                    3,046                  42,715
                                                                                     697,211
ELECTRIC-GENERATION (0.42%)
 Electric Power Development /1/                               15,730                 469,825
 Electricity Generating Public /2/                            25,340                  54,215
                                                                                     524,040
ELECTRIC-INTEGRATED (2.78%)
 ASM Brescia                                                  13,516                  49,377
 E.ON                                                         14,091               1,262,271
 Fortum                                                       47,389                 846,303
 International Power /1/                                     124,698                 396,300
 Korea Electric Power /1/                                      4,540                 123,073
 RWE                                                          11,588                 669,175
 Union Electrica Fenosa                                        3,826                 103,139
                                                                                   3,449,638
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.61%)
 Asustek Computer                                             22,000                  59,450
 Funkwerk                                                        434                  20,480
 Hon Hai Precision Industry                                   37,000                 162,765
 Jurong Technologies Industrial                               36,103                  34,855
 Samsung Electronics                                             987                 476,416
                                                                                     753,966
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.02%)
 Kontron /1/                                                   2,412                  23,455
ELECTRONIC MEASUREMENT INSTRUMENTS (0.09%)
 Leica Geosystems /1/                                            179                  53,466
 Techem /1/                                                    1,358                  58,860
                                                                                     112,326
ENERGY-ALTERNATE SOURCES (0.04%)
 SolarWorld                                                      584                  53,365
ENTERPRISE SOFTWARE & SERVICE (0.01%)
 Unit 4 Agresso /1/                                            1,163                  17,540
EXTENDED SERVICE CONTRACTS (0.04%)
 Accord Customer Care Solutions /1/                           83,794                  44,288
FINANCE-CONSUMER LOANS (1.03%)
 African Bank Investments                                     19,931                  56,200
 Aiful                                                         6,917                 786,273
 Nissin                                                       25,748                  65,456
 Sanyo Shinpan Finance                                         5,611                 371,518
                                                                                   1,279,447
FINANCE-INVESTMENT BANKER & BROKER (0.60%)
 Ichiyoshi Securities                                          5,470                  50,600
 Mediobanca                                                   41,034                 696,973
                                                                                     747,573
FINANCE-LEASING COMPANY (0.09%)
 Ricoh Leasing                                                 1,589                  42,545
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-LEASING COMPANY (CONTINUED)
                                                                                $
 Sumisho Lease                                                 1,680                  66,255
                                                                                     108,800
FINANCE-OTHER SERVICES (0.20%)
 Deutsche Boerse                                                 905                  56,213
 Grupo Financiero Banorte                                     14,289                  91,719
 SFE                                                           8,976                  73,803
 TSX Group                                                       470                  22,008
                                                                                     243,743
FINANCIAL GUARANTEE INSURANCE (0.06%)
 Euler Hermes /1/                                              1,015                  76,343
FISHERIES (0.04%)
 Nippon Suisan Kaisha                                         14,210                  47,387
FOOD-CONFECTIONERY (0.02%)
 Lindt & Spruengli                                                 2                  28,271
FOOD-FLOUR & GRAIN (0.43%)
 Nisshin Seifun Group                                         47,038                 528,783
FOOD-MISCELLANEOUS/DIVERSIFIED (0.54%)
 Global Bio-Chem Technology Group - warrants
  /1/                                                         30,865                   1,247
 IAWS Group                                                    2,668                  42,256
 J-Oil Mills                                                   7,084                  26,089
 Kikkoman                                                     26,276                 263,890
 Orkla                                                        10,316                 337,737
                                                                                     671,219
FOOD-RETAIL (0.98%)
 Colruyt                                                         741                 124,605
 Tesco                                                       187,158               1,089,000
                                                                                   1,213,605
FOOD-WHOLESALE & DISTRIBUTION (0.24%)
 Fyffes                                                      116,190                 302,919
FORESTRY (0.04%)
 Great Southern Plantations                                   13,706                  50,558
GAS-DISTRIBUTION (0.06%)
 OAO Gazprom /3/                                               2,048                  71,844
GOLD MINING (0.02%)
 NovaGold Resources /1/                                        3,542                  27,263
HOTELS & MOTELS (0.64%)
 Hotel Shilla                                                  3,580                  23,040
 InterContinental Hotels Group                                60,786                 765,278
                                                                                     788,318
HUMAN RESOURCES (0.11%)
 Capita Group                                                  7,897                  53,359
 Ranstad Holding                                               1,997                  78,096
                                                                                     131,455
IMPORT & EXPORT (0.70%)
 Kanematsu /1/                                                40,219                  64,923
 Mitsui                                                       80,000                 743,125
 Testrite International                                      101,282                  63,967
                                                                                     872,015
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INDEPENDENT POWER PRODUCER (0.03%)
                                                                                $
 YTL Power International                                      85,900                  41,594
INDUSTRIAL AUTOMATION & ROBOTS (0.06%)
 CKD                                                           9,780                  69,482
INSTRUMENTS-SCIENTIFIC (0.01%)
 As One                                                          515                  14,785
INTERNET SECURITY (0.10%)
 Check Point Software Technologies /1/                         5,113                 124,144
INVESTMENT COMPANIES (0.05%)
 Macquarie Airports Management                                24,382                  65,376
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.05%)
 Muenchmeyer Petersen Capital                                    891                  66,714
LEISURE & RECREATION PRODUCTS (0.05%)
 Mars Engineering                                              1,589                  59,594
LIFE & HEALTH INSURANCE (0.63%)
 Cathay Financial Holding                                     59,000                 115,868
 Industrial-Alliance Life Insurance /1/                          626                  28,859
 Metropolitan Holdings                                        40,535                  68,715
 Sanlam                                                       36,327                  76,885
 Shin Kong Financial Holding                                  97,000                  94,486
 Shin Kong Financial Holding-Rights /2/                        5,100                   1,122
 Swiss Life Holding /1/                                        2,668                 400,705
                                                                                     786,640
LOTTERY SERVICES (0.03%)
 Intralot-Integrated Lottery Systems &
  Services                                                     1,557                  42,297
MACHINERY-ELECTRICAL (0.74%)
 Nidec                                                         8,200                 921,019
MACHINERY-FARM (0.41%)
 Kubota                                                       96,023                 514,202
MACHINERY-GENERAL INDUSTRY (0.65%)
 Andritz                                                         631                  49,558
 MAN                                                          15,460                 638,645
 Sumitomo Heavy Industries /1/                                21,650                  97,101
 Top Engineering                                               2,287                  25,981
                                                                                     811,285
MEDICAL INSTRUMENTS (0.17%)
 Elekta /1/                                                    1,935                  60,100
 Shimadzu                                                      7,828                  49,561
 Sysmex                                                        1,377                  76,267
 Topcon /1/                                                    2,115                  29,827
                                                                                     215,755
MEDICAL LABORATORY & TESTING SERVICE (0.05%)
 Diagnosticos da America /1/ /3/                               1,913                  59,176
MEDICAL PRODUCTS (0.94%)
 Gambro                                                       22,604                 331,620
 Nobel Biocare Holding                                           436                  76,488
 Phonak Holding                                               13,564                 456,508
 Terumo                                                       10,577                 306,202
                                                                                   1,170,818
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (0.08%)
                                                                                $
 Genmab /1/                                                    1,517                  33,218
 GPC Biotech /1/                                               2,380                  33,662
 MorphoSys /1/                                                   614                  32,575
                                                                                      99,455
MEDICAL-DRUGS (3.61%)
 AstraZeneca                                                   8,458                 317,617
 Fujirebio                                                     1,693                  25,087
 GlaxoSmithKline                                              15,615                 346,643
 Hisamitsu Pharmaceutical                                      1,131                  25,090
 Merck                                                         5,452                 361,033
 Novartis                                                     20,943               1,004,418
 Ono Pharmaceutical                                            7,956                 431,426
 Orion OYJ                                                     3,195                  52,352
 Roche Holding                                                 8,061                 858,664
 Sankyo                                                       13,300                 296,327
 Sanofi-Synthelabo                                             3,759                 280,528
 Schering                                                      7,031                 474,852
                                                                                   4,474,037
MEDICAL-NURSING HOMES (0.04%)
 Extendicare /1/                                               3,170                  48,160
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.42%)
 Alliance Unichem                                             35,867                 505,336
 Celesio                                                         279                  21,512
                                                                                     526,848
METAL PROCESSORS & FABRICATION (0.08%)
 CFF Recycling                                                   634                  18,141
 KITZ                                                         13,632                  77,611
                                                                                      95,752
METAL-ALUMINUM (0.07%)
 Hindalco Industries                                           2,769                  82,490
METAL-IRON (0.03%)
 Portman                                                      11,833                  32,645
MISCELLANEOUS INVESTING (0.53%)
 Nippon Building Fund                                             42                 354,009
 Rodamco Europe                                                3,943                 298,885
                                                                                     652,894
MISCELLANEOUS MANUFACTURERS (0.14%)
 Amano                                                         4,525                  44,701
 Balda                                                         2,216                  22,503
 Fenner                                                        6,033                  15,987
 Trakya Cam Sanayi                                            29,813                  91,526
                                                                                     174,717
MONEY CENTER BANKS (8.88%)
 Banco Bilbao Vizcaya Argentaria                              85,973               1,447,946
 Barclays                                                    100,679               1,104,213
 BNP Paribas                                                  12,174                 878,372
 Credit Suisse Group                                          33,981               1,368,103
 DBS Group Holdings                                           68,302                 659,399
 HBOS                                                         73,900               1,180,571
 HSBC Holdings                                                28,574                 473,723
 KBC Bancassurance Holding                                     7,309                 564,513
 Mitsubishi Tokyo Financial Group                                 78                 736,610
 Mizuho Financial Group                                          239               1,152,782
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MONEY CENTER BANKS (CONTINUED)
                                                                                $
 UBS                                                          17,872               1,450,361
                                                                                  11,016,593
MORTGAGE BANKS (0.94%)
 Home Capital Group /1/                                        2,191                  58,274
 Hypo Real Estate Holding /1/                                 25,905               1,023,184
 Northern Rock                                                 5,484                  80,730
                                                                                   1,162,188
MULTI-LINE INSURANCE (2.29%)
 Allianz                                                       5,707                 678,469
 AXA                                                          31,944                 775,348
 Baloise Holding                                               1,242                  58,469
 Codan                                                         1,065                  56,809
 Riunione Adriatica di Sicurta                                31,101                 702,993
 Storebrand                                                   64,311                 569,393
                                                                                   2,841,481
MULTIMEDIA (1.43%)
 Impresa /1/                                                   3,852                  29,625
 Publishing & Broadcasting                                    51,548                 654,334
 Vivendi Universal /1/                                        34,588               1,094,266
                                                                                   1,778,225
NON-FERROUS METALS (0.12%)
 Grupo Mexico                                                 29,071                 145,912
NON-HOTEL GAMBLING (0.41%)
 Greek Organisation of Football Prognostics                   16,202                 433,807
 Paddy Power                                                   4,597                  70,111
                                                                                     503,918
OFFICE AUTOMATION & EQUIPMENT (0.90%)
 Canon                                                        20,242               1,056,564
 Neopost                                                         744                  57,414
                                                                                   1,113,978
OIL COMPANY-EXPLORATION & PRODUCTION (1.57%)
 Cairn Energy /1/                                              1,605                  33,572
 EnCana                                                       11,400                 674,031
 Petrokazakhstan                                              14,906                 536,772
 PTT Public /2/                                               14,651                  69,912
 Tullow Oil                                                  214,872                 635,260
                                                                                   1,949,547
OIL COMPANY-INTEGRATED (5.22%)
 BP Amoco                                                    169,520               1,673,794
 China Petroleum & Chemical                                  353,971                 140,683
 ENI                                                          50,936               1,237,652
 LUKOIL                                                          844                 103,896
 MOL Magyar Olaj-es Gazipari                                   1,214                  81,075
 Petroleo Brasileiro                                           5,130                 208,534
 Shell Transport & Trading                                   122,431               1,070,300
 TotalFinaElf                                                  9,130               1,957,782
                                                                                   6,473,716
OIL REFINING & MARKETING (1.30%)
 Polski Koncern Naftowy Orlen                                  6,463                  78,897
 S-Oil                                                         7,510                 483,335
 SK                                                              930                  49,424
 Statoil                                                      42,850                 650,852
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL REFINING & MARKETING (CONTINUED)
                                                                                $
 Thai Oil Public /1/ /2/                                     259,430                 349,854
                                                                                   1,612,362
OIL-FIELD SERVICES (0.12%)
 Stolt Offshore /1/                                           15,922                 111,522
 TGS-NOPEC Geophysical /1/                                     1,672                  42,371
                                                                                     153,893
OPTICAL SUPPLIES (0.63%)
 HOYA                                                          7,600                 783,838
PETROCHEMICALS (0.24%)
 Honam Petrochemical                                           2,970                 137,567
 Reliance Industries /3/                                       3,478                  84,872
 SINOPEC Shanghai Petrochemical                              205,328                  75,025
                                                                                     297,464
POWER CONVERTER & SUPPLY EQUIPMENT (0.08%)
 Delta Electronics                                            62,000                 101,304
PROPERTY & CASUALTY INSURANCE (0.74%)
 Dongbu Insurance                                              3,630                  25,486
 Northbridge Financial                                         1,670                  38,562
 Promina Group                                                17,271                  71,338
 QBE Insurance Group                                          57,052                 674,240
 Samsung Fire & Marine Insurance                               1,350                 105,314
                                                                                     914,940
PROPERTY TRUST (0.07%)
 Commonwealth Property Office Fund                            85,844                  82,491
PUBLIC THOROUGHFARES (0.07%)
 Autostrada Torino                                             3,155                  84,310
PUBLISHING-BOOKS (0.08%)
 Yell Group                                                   11,769                 101,720
PUBLISHING-NEWSPAPERS (0.08%)
 Arnoldo Mondadori Editore                                     7,065                  78,742
 Spir Communication                                               97                  18,410
                                                                                      97,152
QUARRYING (0.05%)
 Eramet                                                          671                  61,665
REAL ESTATE MANAGEMENT & SERVICES (0.51%)
 AEON Mall                                                       646                  49,704
 Corio                                                         2,221                 129,762
 Goldcrest                                                       790                  55,591
 IVG Immobilien                                               18,757                 324,461
 Midland Realty Holdings                                     147,061                  71,646
                                                                                     631,164
REAL ESTATE OPERATOR & DEVELOPER (2.24%)
 British Land                                                  5,747                  93,381
 Capital & Regional                                            2,190                  29,637
 Cheung Kong                                                  27,000                 247,503
 China Overseas Land & Investment                            324,787                  81,198
 Fadesa Inmobiliaria /1/                                       4,908                 111,066
 Inmobiliaria Colonial                                         2,648                 117,361
 Inmobiliaria Urbis                                            3,830                  60,311
 IRSA Inversiones y Representaciones /1/                         592                   7,246
 Kerry Properties                                             24,572                  51,665
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REAL ESTATE OPERATOR & DEVELOPER (CONTINUED)
                                                                                $
 Land Securities Group                                        24,653                 640,742
 Mitsui Fudosan                                               83,704               1,042,103
 Sino Land                                                   324,646                 289,272
                                                                                   2,771,485
RENTAL-AUTO & EQUIPMENT (0.04%)
 Northgate                                                     2,989                  52,091
RETAIL-APPAREL & SHOE (0.74%)
 Aoki International                                            1,636                  20,384
 Edgars Consolidated Stores                                    2,857                 143,617
 Next                                                         24,231                 717,979
 POINT                                                           992                  33,081
                                                                                     915,061
RETAIL-AUTOMOBILE (0.06%)
 Astra International                                          62,482                  68,508
RETAIL-BUILDING PRODUCTS (0.10%)
 Grafton Group /1/                                             9,702                 119,957
RETAIL-CONSUMER ELECTRONICS (0.15%)
 Carphone Warehouse                                           30,465                 100,986
 Grupo Elektra                                                 1,824                  62,527
 JB Hi-Fi                                                      9,455                  27,696
                                                                                     191,209
RETAIL-CONVENIENCE STORE (0.38%)
 Alimentation Couche Tard /1/                                 15,000                 471,489
RETAIL-DISCOUNT (0.05%)
 Siam Makro /2/                                               38,900                  56,998
RETAIL-DRUG STORE (0.05%)
 Sundrug                                                         990                  34,928
 Tsuruha                                                         802                  25,350
                                                                                      60,278
RETAIL-HOME FURNISHINGS (0.10%)
 JD Group                                                     10,885                 118,295
RETAIL-HYPERMARKETS (0.04%)
 Controladora Comercial Mexicana                              45,584                  50,107
RETAIL-MAJOR DEPARTMENT STORE (0.03%)
 David Jones                                                  21,866                  37,110
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.55%)
 Coles Myer                                                   52,670                 378,778
 Foschini                                                      9,991                  62,213
 Ryohin Keikaku                                                4,604                 236,308
                                                                                     677,299
RETAIL-PUBS (0.66%)
 Punch Taverns                                                64,567                 815,315
RUBBER-TIRES (1.00%)
 Continental                                                  17,863               1,239,477
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.07%)
 Taiwan Semiconductor Manufacturing                           54,000                  88,233
SOAP & CLEANING PRODUCTS (0.44%)
 McBride                                                      26,837                  74,913
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SOAP & CLEANING PRODUCTS (CONTINUED)
                                                                                $
 Reckitt Benckiser                                            15,928                 473,759
                                                                                     548,672
STEEL PIPE & TUBE (0.02%)
 Vallourec                                                       127                  23,889
STEEL PRODUCERS (1.56%)
 Arcelor                                                      23,939                 534,241
 China Steel                                                  44,280                  49,532
 Corus Group /1/                                             114,974                 116,558
 Dongkuk Steel Mill                                            3,200                  57,884
 Gerdau AmeriSteel /1/                                         7,374                  43,504
 INI Steel                                                     3,510                  43,469
 IPSCO                                                         2,466                 116,210
 Iscor                                                        10,002                  97,435
 JFE Holdings                                                 12,900                 357,242
 Nippon Steel                                                131,402                 320,075
 POSCO                                                         3,156                 142,020
 Russel Metals                                                 4,744                  59,455
                                                                                   1,937,625
TELECOMMUNICATION EQUIPMENT (0.03%)
 Option /1/                                                    1,041                  31,754
TELECOMMUNICATION SERVICES (1.92%)
 China Telecom                                               281,038                 104,490
 Indosat                                                     150,134                  93,363
 Maroc Telecom /1/                                            24,989                 254,406
 Orascom Telecom Holding /1/                                   3,925                 125,011
 SK Telecom                                                    7,665                 152,993
 StarHub /1/                                                 448,963                 356,625
 Telekom Malaysia                                             14,798                  42,836
 Telenor                                                     135,740               1,249,879
                                                                                   2,379,603
TELEPHONE-INTEGRATED (1.87%)
 Cia de Telecomunicaciones de Chile                            9,174                 104,584
 Deutsche Telekom /1/                                         46,977               1,015,919
 Hellenic Telecommunications Organization                     33,200                 592,041
 Philippine Long Distance Telephone /1/                        3,540                  92,040
 Royal KPN /1/                                                53,864                 517,480
                                                                                   2,322,064
TELEVISION (1.12%)
 Antena 3 Television /1/                                       1,287                  98,563
 CanWest Global Communications /1/                             6,665                  79,287
 Mediaset                                                     82,856               1,154,594
 Ten Network Holdings                                         17,659                  57,066
                                                                                   1,389,510
TOBACCO (2.00%)
 Imperial Tobacco Group                                       38,366               1,008,003
 Japan Tobacco                                                    73                 776,183
 Korea Tobacco & Ginseng                                      20,448                 628,096
 PT Hanjaya Mandala Sampoerna                                 85,948                  69,857
                                                                                   2,482,139
TRANSPORT-MARINE (0.98%)
 China Shipping Development                                   63,880                  54,053
 Dampskibsselskabet Torm                                       2,070                  93,374
 Kawasaki Kisen Kaisha                                        10,854                  73,755
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-MARINE (CONTINUED)
                                                                                $
 Malaysia International Shipping                              13,096                  53,763
 Mitsui O.S.K. Lines                                          62,875                 393,216
 Nippon Yusen Kabushiki Kaisha                                66,770                 371,106
 Orient Overseas International                                27,858                 104,647
 Precious Shipping /2/                                        46,511                  52,771
 Wilhelmsen                                                      774                  20,101
                                                                                   1,216,786
TRANSPORT-RAIL (0.63%)
 Canadian National Railway                                     8,300                 493,017
 West Japan Railway                                               74                 292,552
                                                                                     785,569
TRANSPORT-SERVICES (0.47%)
 Arriva                                                        5,474                  56,733
 Exel                                                         28,331                 428,816
 Toll Holdings                                                 8,975                  91,878
                                                                                     577,427
TRAVEL SERVICES (0.03%)
 H.I.S.                                                        1,656                  36,176
VENTURE CAPITAL (0.02%)
 Japan Asia Investment                                         4,837                  19,964
WATER (0.76%)
 Kelda Group                                                  83,185                 944,509
WEB PORTALS (0.07%)
 eAccess /1/                                                      46                  46,687
 Iliad                                                         1,060                  40,347
                                                                                      87,034
WIRE & CABLE PRODUCTS (0.08%)
 LG Cable /1/                                                  4,150                  98,135
WIRELESS EQUIPMENT (0.86%)
 Gemtek Technology                                            44,000                 114,753
 Hitachi Kokusai Electric                                      5,579                  50,637
 Nokia                                                        58,825                 901,005
                                                                                   1,066,395
                                                TOTAL COMMON STOCKS              120,849,982

                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.48%)
COMMERCIAL BANKS (0.11%)
 Banco Bradesco                                                5,619                 139,053
DIVERSIFIED MINERALS (0.05%)
 Caemi Mineracao e Metalurgica                                66,653                  61,346
FOOD-MEAT PRODUCTS (0.05%)
 Sadia                                                        29,183                  56,059
PETROCHEMICALS (0.06%)
 Braskem                                                   1,690,816                  74,968
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
STEEL PRODUCERS (0.18%)
                                                                                $
 Cia Siderurgica de Tubarao                                2,016,079                 109,716
 Usinas Siderurgicas de Minas Gerais                           5,416                 110,657
                                                                                     220,373
TEXTILE-PRODUCTS (0.03%)
 Cia de Tecidos do Norte de Minas - Coteminas                402,488                  41,886
                                             TOTAL PREFERRED STOCKS                  593,685

                                                Principal

                                                Amount                              Value

----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.44%)
FINANCE-MORTGAGE LOAN/BANKER (2.44%)
 Investment in Joint Trading Account;
 Federal Home Loan Bank
                                                           $3,030,953           $
  2.30%; 02/01/05                                                                  3,030,953
                                             TOTAL COMMERCIAL PAPER                3,030,953
                                                                                ------------

                              TOTAL PORTFOLIO INVESTMENTS (100.38%)              124,474,620
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.38%)                                   (470,456)
                                         TOTAL NET ASSETS (100.00%)             $124,004,164
                                                                                ---------------


/1 /Non-income producing security.
/2 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $634,416 or 0.51% of net assets.
/3 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $215,892 or 0.17% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 15,845,330
Unrealized Depreciation                          (448,992)
                                             ------------
Net Unrealized Appreciation (Depreciation)     15,396,338
Cost for federal income tax purposes         $109,078,282

                            SCHEDULE OF INVESTMENTS
                             INTERNATIONAL FUND II

                          JANUARY 31, 2005 (UNAUDITED)

                                                Shares

                                                Held                                  Value

------------------------------------------------------------------------------------------------------
COMMON STOCKS (98.76%)
APPLICATIONS SOFTWARE (0.61%)
                                                                                  $
 Sage Group                                                    762,000               2,831,298
ATHLETIC FOOTWEAR (1.31%)
 Adidas-Salomon                                                 21,800               3,258,053
 Puma                                                           11,600               2,850,342
                                                                                     6,108,395
AUTO-CARS & LIGHT TRUCKS (1.92%)
 Honda Motor                                                    81,000               4,251,414
 Toyota Motor                                                  120,000               4,674,496
                                                                                     8,925,910
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.68%)
 DENSO                                                         134,000               3,484,220
 Keihin                                                        106,000               1,824,813
 Showa                                                         189,000               2,519,269
                                                                                     7,828,302
BEVERAGES-WINE & SPIRITS (0.52%)
 Pernod-Ricard /1/                                              17,000               2,406,614
BREWERY (1.74%)
 Interbrew                                                      69,000               2,558,934
 Lion Nathan Limited                                           343,000               2,179,624
 SABMiller                                                     217,600               3,336,674
                                                                                     8,075,232
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.39%)
 Fletcher Building                                             389,241               1,813,097
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.99%)
 Ciments Francais /1/                                           21,300               2,044,937
 Rinker Group                                                  292,000               2,534,396
                                                                                     4,579,333
BUILDING-HEAVY CONSTRUCTION (1.22%)
 Actividades de Construccion y Servicios /1/                   105,000               2,632,063
 Vinci /1/                                                      21,100               3,025,539
                                                                                     5,657,602
BUILDING-RESIDENTIAL & COMMERCIAL (0.44%)
 Redrow                                                        276,000               2,048,416
CELLULAR TELECOMMUNICATIONS (3.86%)
 China Mobile                                                1,000,000               3,134,656
 Cosmote Mobile Telecommunications                             114,000               2,160,712
 Hutchison Telecommunications International
  /2/                                                        2,100,000               1,884,639
 mm02 /2/                                                    1,394,000               3,306,246
 NTT DoCoMo                                                        655               1,139,626
 Vodafone Group                                              2,432,061               6,295,804
                                                                                    17,921,683
CHEMICALS-DIVERSIFIED (1.91%)
 BASF                                                           30,700               2,096,994
 K+S                                                            42,600               2,137,397
 Mitsubishi Gas Chemical                                       411,000               1,938,698
 Sumitomo Chemical                                             521,000               2,699,299
                                                                                     8,872,388
CHEMICALS-SPECIALTY (0.38%)
 Daicel Chemical Industries                                    332,000               1,781,064
                                                Shares

                                                Held                                  Value

------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CIRCUIT BOARDS (0.60%)
                                                                                  $
 IBIDEN /1/                                                    148,000               2,789,619
COMMERCIAL BANKS (9.33%)
 Anglo Irish Bank                                              138,000               3,363,941
 Australia & New Zealand Banking Group                         247,000               3,941,186
 Bank Austria Creditanstalt                                     37,000               3,214,619
 Bank of Ireland                                               163,000               2,590,114
 Canadian Western Bank /1/                                      90,000               1,851,138
 Dexia                                                         117,000               2,614,113
 DnB Holding                                                   345,200               3,164,979
 Fortis                                                        105,800               2,854,852
 Hachijuni Bank                                                433,000               3,084,636
 Mitsui Trust Holdings /1/                                     285,000               3,019,284
 Nordea                                                        419,200               3,885,009
 Shizuoka Bank                                                 237,000               2,400,812
 Sumitomo Mitsui Financial Group                                   535               3,754,386
 Westpac Banking                                               240,990               3,585,699
                                                                                    43,324,768
COMPUTERS (0.75%)
 Research in Motion /2/                                         49,000               3,487,955
COMPUTERS-INTEGRATED SYSTEMS (0.36%)
 Geac Computer /2/                                             204,000               1,652,388
COMPUTERS-PERIPHERAL EQUIPMENT (0.56%)
 Logitech International /2/                                     42,400               2,595,372
CONSULTING SERVICES (0.39%)
 WS Atkins                                                     133,000               1,789,823
DISTRIBUTION-WHOLESALE (1.74%)
 Esprit Holdings                                               378,800               2,190,269
 Jardine Cycle & Carriage                                      423,000               2,584,627
 Wolseley                                                      159,859               3,312,085
                                                                                     8,086,981
DIVERSIFIED MANUFACTURING OPERATIONS (1.83%)
 Siemens /1/                                                    55,334               4,399,968
 Wesfarmers                                                    134,000               4,081,041
                                                                                     8,481,009
DIVERSIFIED MINERALS (1.06%)
 BHP Billiton                                                  391,994               4,942,431
DIVERSIFIED OPERATIONS (0.55%)
 Jardine Matheson Holdings                                     156,800               2,571,520
ELECTRIC PRODUCTS-MISCELLANEOUS (0.54%)
 Casio Computer /1/                                            180,000               2,524,576
ELECTRIC-DISTRIBUTION (0.42%)
 Viridian Group                                                136,000               1,955,884
ELECTRIC-INTEGRATED (2.83%)
 E.ON                                                           41,300               3,699,652
 Fortum                                                        115,000               2,053,743
 RWE                                                            65,300               3,770,896
 Scottish & Southern Energy                                    217,000               3,640,575
                                                                                    13,164,866
                                                Shares

                                                Held                                  Value

------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.57%)
                                                                                  $
 Samsung Electronics                                             5,500               2,654,803
ELECTRONIC MEASUREMENT INSTRUMENTS (0.68%)
 Advantest /1/                                                  38,000               3,180,900
ENTERTAINMENT SOFTWARE (0.38%)
 Square Enix                                                    61,000               1,768,885
FINANCE-CONSUMER LOANS (0.66%)
 Aiful                                                          27,100               3,080,528
FINANCE-INVESTMENT BANKER & BROKER (0.60%)
 Mediobanca                                                    164,000               2,785,582
FOOD-MISCELLANEOUS/DIVERSIFIED (1.34%)
 Kikkoman                                                      277,000               2,781,915
 Nestle                                                         13,200               3,465,208
                                                                                     6,247,123
FOOD-RETAIL (1.58%)
 Colruyt                                                        10,450               1,757,250
 Tesco                                                         957,000               5,568,414
                                                                                     7,325,664
FOOD-WHOLESALE & DISTRIBUTION (0.38%)
 Premier Foods /2/                                             333,000               1,779,011
HOTELS & MOTELS (0.63%)
 Hotel Shilla                                                  453,000               2,915,456
IMPORT & EXPORT (0.45%)
 Daewoo International /2/                                      204,000               2,068,844
INTERNET SECURITY (0.60%)
 Trend Micro /1/                                                62,000               2,786,719
LIFE & HEALTH INSURANCE (0.39%)
 Industrial-Alliance Life Insurance /2/                         39,000               1,797,945
MACHINERY-ELECTRICAL (0.52%)
 Nidec /1/                                                      21,500               2,414,866
MACHINERY-GENERAL INDUSTRY (0.53%)
 Toromont Industries                                           137,400               2,475,027
MEDICAL PRODUCTS (2.13%)
 Cochlear /1/                                                  125,000               2,513,744
 Gambro                                                        166,000               2,435,359
 Nobel Biocare Holding                                          16,790               2,945,490
 Phonak Holding /1/                                             60,100               2,022,717
                                                                                     9,917,310
MEDICAL-DRUGS (9.96%)
 AstraZeneca                                                    47,203               1,772,577
 CSL                                                           115,700               2,775,030
 Eisai /1/                                                     108,000               3,507,612
 GlaxoSmithKline                                               322,738               7,164,583
 Merck                                                          33,900               2,244,869
 Novartis                                                      177,284               8,502,472
 Novo Nordisk                                                   73,100               3,892,862
 Orion OYJ                                                     121,500               1,990,853
 Roche Holding                                                   6,700                 713,690
 Sanofi-Synthelabo /1/                                          68,200               5,089,645
                                                Shares

                                                Held                                  Value

------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                                  $
 Schering                                                       50,900               3,437,629
 Takeda Chemical Industries                                    108,500               5,159,925
                                                                                    46,251,747
MEDICAL-NURSING HOMES (0.59%)
 Extendicare /2/                                               180,800               2,746,790
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.46%)
 Alliance Unichem                                              151,600               2,135,916
MONEY CENTER BANKS (3.85%)
 Banco Bilbao Vizcaya Argentaria                               243,000               4,092,573
 Credit Suisse Group                                            52,000               2,093,563
 DBS Group Holdings                                            267,481               2,582,305
 HBOS                                                          206,000               3,290,902
 Mitsubishi Tokyo Financial Group                                  164               1,548,770
 UBS                                                            52,502               4,260,680
                                                                                    17,868,793
MULTI-LINE INSURANCE (2.82%)
 Allianz                                                        34,000               4,042,047
 Assicurazioni Generali                                         85,600               2,833,115
 ING Groep                                                     142,000               4,087,098
 Riunione Adriatica di Sicurta                                  94,000               2,124,734
                                                                                    13,086,994
NON-FERROUS METALS (0.52%)
 Umicore /1/                                                    27,200               2,425,228
NON-HOTEL GAMBLING (0.49%)
 William Hill                                                  208,623               2,282,204
OFFICE AUTOMATION & EQUIPMENT (1.08%)
 Canon                                                          96,087               5,015,415
OIL COMPANY-EXPLORATION & PRODUCTION (1.04%)
 CNOOC                                                       5,545,000               2,932,490
 Petrokazakhstan                                                53,200               1,915,757
                                                                                     4,848,247
OIL COMPANY-INTEGRATED (7.68%)
 BP Amoco                                                    1,098,157              10,842,901
 ENI                                                           169,100               4,108,820
 Royal Dutch Petroleum /1/                                     117,630               6,831,144
 Shell Transport & Trading                                     654,600               5,722,557
 TotalFinaElf /1/                                               38,009               8,150,420
                                                                                    35,655,842
OIL REFINING & MARKETING (0.46%)
 S-Oil                                                          33,200               2,136,714
OPTICAL SUPPLIES (0.79%)
 HOYA                                                           35,400               3,651,037
PROPERTY & CASUALTY INSURANCE (0.36%)
 Northbridge Financial                                          73,000               1,685,634
PUBLIC THOROUGHFARES (0.58%)
 Autostrada Torino                                             101,100               2,701,672
PUBLICLY TRADED INVESTMENT FUND (0.99%)
 iShares MSCI EAFE Index Fund                                   29,435               4,618,352
                                                Shares

                                                Held                                  Value

------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLISHING-NEWSPAPERS (0.51%)
                                                                                  $
 Johnston Press                                                234,300               2,375,282
REAL ESTATE MANAGEMENT & SERVICES (0.76%)
 Midland Realty Holdings /1/                                 3,678,000               1,791,869
 Pirelli & C. Real Estate                                       31,200               1,717,526
                                                                                     3,509,395
REAL ESTATE OPERATOR & DEVELOPER (1.25%)
 Inmobiliaria Colonial                                          62,900               2,787,771
 Land Securities Group                                         116,000               3,014,891
                                                                                     5,802,662
RETAIL-APPAREL & SHOE (1.09%)
 Aoyama Trading                                                 80,000               2,130,395
 Next                                                           98,300               2,912,689
                                                                                     5,043,084
RETAIL-BUILDING PRODUCTS (0.43%)
 Grafton Group /2/                                             160,000               1,978,267
RUBBER-TIRES (1.10%)
 Continental                                                    34,800               2,414,701
 Toyo Tire & Rubber                                            800,000               2,683,292
                                                                                     5,097,993
SOAP & CLEANING PRODUCTS (0.76%)
 Reckitt Benckiser                                             118,000               3,509,765
STEEL PIPE & TUBE (0.65%)
 Vallourec /1/                                                  16,100               3,028,446
STEEL PRODUCERS (1.09%)
 BHP Steel                                                     421,217               3,022,668
 JFE Holdings /1/                                               73,400               2,032,681
                                                                                     5,055,349
TELEPHONE-INTEGRATED (1.22%)
 Elisa Communications                                          166,000               2,813,061
 Royal KPN /2/                                                 298,000               2,862,934
                                                                                     5,675,995
TELEVISION (0.68%)
 Mediaset                                                      227,200               3,166,020
TOBACCO (2.07%)
 Gallaher Group                                                235,000               3,468,300
 Imperial Tobacco Group                                        144,948               3,808,270
 Rothmans                                                       69,000               2,360,709
                                                                                     9,637,279
TRANSPORT-MARINE (1.80%)
 Frontline /1/                                                  45,970               2,293,707
 Mitsui O.S.K. Lines /1/                                       529,000               3,308,327
 Orient Overseas International                                 730,400               2,743,717
                                                                                     8,345,751
TRANSPORT-RAIL (1.07%)
 Canadian National Railway                                      43,300               2,572,001
 West Japan Railway                                                610               2,411,580
                                                                                     4,983,581
TRANSPORT-SERVICES (1.07%)
 Arriva                                                        130,200               1,349,407
                                                Shares

                                                Held                                  Value

------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-SERVICES (CONTINUED)
                                                                                  $
 TPG                                                           132,000               3,620,323
                                                                                     4,969,730
TRANSPORT-TRUCK (0.52%)
 DSV                                                            33,700               2,405,667
WEB HOSTING & DESIGN (0.32%)
 livedoor /2/                                                  341,000               1,473,365
WIRELESS EQUIPMENT (1.33%)
 Nokia                                                         402,000               6,157,318
                                                  TOTAL COMMON STOCKS              458,740,723

                                                Shares

                                                Held                                  Value

------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.48%)
TRANSPORT-SERVICES (0.48%)
 Amadeus Global Travel Distribution                            235,000               2,214,796
                                               TOTAL PREFERRED STOCKS                2,214,796

                                                Principal

                                                Amount                                Value

------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.54%)
FINANCE-MORTGAGE LOAN/BANKER (1.54%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank
                                                           $                      $
  2.30%; 02/01/05                                            7,130,000               7,130,000
                                               TOTAL COMMERCIAL PAPER                7,130,000

                                                Maturity

                                                Amount                                Value

------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (10.66%)
 Merrill Lynch 2.52%, dated 01/31/05 maturing
  02/01/05 (collateralized by U.S. Government
  Agency Securities: $50,508,225;                          $49,520,631
  09/01/18-10/01/34) /3/                                                           $49,517,165
                                          TOTAL REPURCHASE AGREEMENTS               49,517,165
                                                                                  ------------

                                TOTAL PORTFOLIO INVESTMENTS (111.44%)              517,602,684
LIABILITIES, NET OF CASH AND RECEIVABLES (-11.44%)                                 (53,115,858)
                                           TOTAL NET ASSETS (100.00%)             $464,486,826
                                                                                  ---------------

/1 /Security or a portion of the security was on loan at the end of the period. /2 /Non-income producing security.
/3 /Security was purchased with the cash proceeds from securities loans

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 65,700,486
Unrealized Depreciation                        (1,888,064)
                                             ------------
Net Unrealized Appreciation (Depreciation)     63,812,422
Cost for federal income tax purposes         $453,790,262

                            SCHEDULE OF INVESTMENTS
                             LARGECAP BLEND FUND I

                          JANUARY 31, 2005 (UNAUDITED)

                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (97.64%)
AEROSPACE & DEFENSE (0.65%)
                                                                                $
 Boeing                                                        5,540                 280,324
 Northrop Grumman                                             24,050               1,247,714
 Rockwell Collins                                             11,750                 504,075
                                                                                   2,032,113
AEROSPACE & DEFENSE EQUIPMENT (1.72%)
 General Dynamics                                             13,750               1,419,688
 Goodrich                                                     13,720                 470,596
 Lockheed Martin                                              16,910                 977,567
 United Defense Industries /1/                                 7,340                 351,806
 United Technologies                                          21,280               2,142,470
                                                                                   5,362,127
APPAREL MANUFACTURERS (0.73%)
 Coach /1/                                                    19,010               1,066,461
 Liz Claiborne                                                14,530                 609,388
 Polo Ralph Lauren                                            15,400                 599,830
                                                                                   2,275,679
APPLICATIONS SOFTWARE (2.66%)
 Microsoft                                                   314,645               8,268,871
ATHLETIC FOOTWEAR (0.56%)
 Nike                                                         20,080               1,739,530
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.33%)
 Paccar                                                       14,453               1,021,249
BEVERAGES-NON-ALCOHOLIC (1.84%)
 Coca-Cola                                                    52,573               2,181,254
 Pepsico                                                      66,200               3,554,940
                                                                                   5,736,194
BEVERAGES-WINE & SPIRITS (0.19%)
 Brown-Forman                                                 12,250                 590,818
BREWERY (0.22%)
 Adolph Coors                                                  9,330                 696,018
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.29%)
 Masco                                                        24,520                 902,336
BUILDING-RESIDENTIAL & COMMERCIAL (0.23%)
 KB Home                                                       6,730                 731,215
CABLE TV (0.20%)
 Comcast /1/                                                  19,459                 626,385
CHEMICALS-DIVERSIFIED (0.85%)
 Dow Chemical                                                 43,750               2,174,375
 PPG Industries                                                6,960                 478,709
                                                                                   2,653,084
CHEMICALS-SPECIALTY (0.30%)
 Cabot                                                        13,370                 467,950
 Eastman Chemical                                              8,610                 466,232
                                                                                     934,182
COATINGS & PAINT (0.30%)
 Sherwin-Williams                                             21,560                 931,392
COMMERCIAL BANKS (1.77%)
 Associated Banc                                              20,240                 668,527
 BB&T                                                          6,980                 275,501
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                                $
 Colonial BancGroup                                           22,670                 457,481
 Commerce Bancorp.                                             5,020                 288,851
 Compass Bancshares                                           10,120                 473,919
 Marshall & Ilsley                                            14,400                 616,464
 North Fork Bancorp                                           34,460                 989,002
 UnionBanCal                                                  15,350                 945,253
 Westamerica Bancorp.                                          7,830                 406,534
 Zions Bancorp                                                 5,960                 404,207
                                                                                   5,525,739
COMMUNICATIONS SOFTWARE (0.12%)
 Avid Technology /1/                                           5,690                 358,755
COMPUTER AIDED DESIGN (0.32%)
 Autodesk                                                     33,600                 986,832
COMPUTERS (2.43%)
 Apple Computer /1/                                           26,780               2,059,382
 Hewlett-Packard                                              28,211                 552,653
 International Business Machines                              52,895               4,941,451
                                                                                   7,553,486
COMPUTERS-INTEGRATED SYSTEMS (1.36%)
 Dell /1/                                                     90,469               3,777,986
 NCR /1/                                                      13,580                 464,164
                                                                                   4,242,150
COMPUTERS-MEMORY DEVICES (0.55%)
 EMC /1/                                                     131,140               1,717,934
CONSULTING SERVICES (0.15%)
 Accenture /1/                                                17,440                 454,312
CONSUMER PRODUCTS-MISCELLANEOUS (0.38%)
 Clorox                                                        9,100                 540,722
 Fortune Brands                                                7,800                 655,044
                                                                                   1,195,766
CONTAINERS-METAL & GLASS (0.39%)
 Ball                                                         28,590               1,221,365
COSMETICS & TOILETRIES (3.15%)
 Alberto-Culver                                               21,760               1,180,480
 Avon Products                                                 3,600                 151,992
 Estee Lauder                                                 17,740                 800,784
 Gillette                                                     52,070               2,640,990
 Kimberly-Clark                                                8,620                 564,696
 Procter & Gamble                                             84,186               4,481,221
                                                                                   9,820,163
CRUISE LINES (0.10%)
 Carnival                                                      5,200                 299,520
DATA PROCESSING & MANAGEMENT (0.67%)
 Automatic Data Processing                                    26,720               1,161,785
 Global Payments                                              16,120                 923,515
                                                                                   2,085,300
DIRECT MARKETING (0.29%)
 Harte-Hanks                                                  34,090                 901,681
DISPOSABLE MEDICAL PRODUCTS (0.16%)
 C.R. Bard                                                     7,400                 501,720
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DISTRIBUTION-WHOLESALE (0.09%)
                                                                                $
 W.W. Grainger                                                 4,490                 274,833
DIVERSIFIED MANUFACTURING OPERATIONS (5.00%)
 3M                                                            5,716                 482,202
 Eaton                                                        17,990               1,223,140
 General Electric /2/                                        272,235               9,835,851
 ITT Industries                                                8,436                 719,506
 Textron                                                       6,530                 470,029
 Tyco International                                           78,439               2,834,786
                                                                                  15,565,514
E-COMMERCE-SERVICES (0.40%)
 eBay /1/                                                     15,238               1,241,897
ELECTRIC PRODUCTS-MISCELLANEOUS (0.59%)
 Ametek                                                        8,710                 332,722
 Emerson Electric                                             22,550               1,516,262
                                                                                   1,848,984
ELECTRIC-INTEGRATED (2.33%)
 Constellation Energy Group                                   18,640                 932,000
 Duke Energy                                                  15,930                 426,765
 Edison International                                         31,000               1,006,570
 Exelon                                                       38,570               1,706,722
 PPL                                                          23,170               1,251,180
 TXU                                                          28,040               1,940,368
                                                                                   7,263,605
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.15%)
 Intel                                                       194,088               4,357,276
 International Rectifier /1/                                  11,590                 453,748
 QLogic /1/                                                   16,330                 625,112
 Texas Instruments                                            54,800               1,271,908
                                                                                   6,708,044
ELECTRONIC CONNECTORS (0.12%)
 Amphenol /1/                                                  9,610                 377,961
ELECTRONIC FORMS (0.51%)
 Adobe Systems                                                28,060               1,596,614
ENGINES-INTERNAL COMBUSTION (0.40%)
 Cummins Engine                                               16,160               1,255,147
ENTERPRISE SOFTWARE & SERVICE (0.40%)
 Oracle /1/                                                   91,010               1,253,208
FINANCE-CREDIT CARD (1.89%)
 American Express                                             36,865               1,966,748
 Capital One Financial                                        23,840               1,866,195
 MBNA                                                         77,247               2,053,225
                                                                                   5,886,168
FINANCE-INVESTMENT BANKER & BROKER (5.57%)
 Citigroup /2/                                               150,851               7,399,241
 Goldman Sachs Group                                          23,849               2,572,115
 Legg Mason                                                    9,125                 704,724
 Lehman Brothers Holdings                                     21,390               1,950,554
 Merrill Lynch                                                36,008               2,163,000
 Morgan Stanley                                               45,404               2,540,808
                                                                                  17,330,442
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (0.48%)
                                                                                $
 Doral Financial                                              12,890                 557,492
 Federal Home Loan Mortgage                                    9,840                 642,454
 Federal National Mortgage Association                         4,552                 293,968
                                                                                   1,493,914
FINANCIAL GUARANTEE INSURANCE (0.42%)
 Ambac Financial Group                                         5,520                 424,378
 MGIC Investment                                              13,780                 880,542
                                                                                   1,304,920
FOOD-CONFECTIONERY (0.22%)
 Hershey Foods                                                11,640                 680,824
FOOD-FLOUR & GRAIN (0.59%)
 Archer Daniels Midland                                       76,090               1,841,378
FOOD-MISCELLANEOUS/DIVERSIFIED (0.30%)
 Kellogg                                                      20,910                 933,422
GAS-DISTRIBUTION (0.42%)
 Energen                                                      13,110                 768,770
 ONEOK                                                        19,780                 547,906
                                                                                   1,316,676
HEALTH CARE COST CONTAINMENT (0.56%)
 Caremark Rx /1/                                              44,230               1,729,393
HOTELS & MOTELS (0.39%)
 Hilton Hotels                                                26,540                 590,515
 Starwood Hotels & Resorts Worldwide                          10,910                 631,580
                                                                                   1,222,095
HUMAN RESOURCES (0.47%)
 Manpower                                                     11,190                 544,393
 Robert Half International                                    30,240                 917,482
                                                                                   1,461,875
INSTRUMENTS-CONTROLS (0.36%)
 Parker Hannifin                                               9,890                 644,432
 Thermo Electron /1/                                          15,750                 471,555
                                                                                   1,115,987
INSTRUMENTS-SCIENTIFIC (0.10%)
 PerkinElmer                                                  13,210                 303,698
INTERNET INFRASTRUCTURE SOFTWARE (0.10%)
 TIBCO Software /1/                                           28,960                 318,270
INTERNET SECURITY (0.43%)
 McAfee /1/                                                    9,840                 254,364
 Symantec /1/                                                 46,460               1,084,841
                                                                                   1,339,205
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.40%)
 Franklin Resources                                           18,210               1,235,731
LEISURE & RECREATION PRODUCTS (0.27%)
 Brunswick                                                    18,470                 851,836
LIFE & HEALTH INSURANCE (0.44%)
 Lincoln National                                             17,700                 816,678
 Nationwide Financial Services                                15,340                 566,813
                                                                                   1,383,491
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-FARM (0.49%)
                                                                                $
 Deere                                                        21,850               1,517,045
MACHINERY-PUMPS (0.10%)
 Graco                                                         8,330                 296,965
MEDICAL INSTRUMENTS (0.33%)
 Medtronic                                                     6,768                 355,253
 St. Jude Medical /1/                                         17,140                 673,259
                                                                                   1,028,512
MEDICAL LABORATORY & TESTING SERVICE (0.11%)
 Laboratory Corp. of America Holdings /1/                      7,120                 340,692
MEDICAL PRODUCTS (2.85%)
 Becton Dickinson                                             19,640               1,112,606
 Johnson & Johnson                                           103,291               6,682,928
 Zimmer Holdings /1/                                          13,690               1,079,456
                                                                                   8,874,990
MEDICAL-BIOMEDICAL/GENE (1.60%)
 Amgen /1/                                                    32,049               1,994,730
 Biogen Idec /1/                                              21,600               1,403,136
 Charles River Laboratories International /1/                 18,880                 894,535
 Genzyme /1/                                                  11,740                 683,385
                                                                                   4,975,786
MEDICAL-DRUGS (2.78%)
 Abbott Laboratories                                          35,434               1,595,239
 Eli Lilly                                                     9,262                 502,371
 Forest Laboratories /1/                                      23,830                 989,660
 Merck                                                         9,167                 257,134
 Pfizer                                                      182,288               4,404,078
 Wyeth                                                        22,650                 897,619
                                                                                   8,646,101
MEDICAL-HMO (2.43%)
 Aetna                                                        13,820               1,755,831
 Pacificare Health Systems /1/                                 7,320                 450,400
 UnitedHealth Group                                           32,630               2,900,807
 WellPoint /1/                                                20,313               2,468,029
                                                                                   7,575,067
METAL PROCESSORS & FABRICATION (0.15%)
 Worthington Industries                                       22,370                 458,138
METAL-COPPER (0.35%)
 Phelps Dodge                                                  6,210                 598,023
 Southern Peru Copper                                         10,310                 485,498
                                                                                   1,083,521
MONEY CENTER BANKS (2.65%)
 Bank of America                                             122,074               5,660,571
 JP Morgan Chase                                              69,581               2,597,459
                                                                                   8,258,030
MOTORCYCLE & MOTOR SCOOTER (0.24%)
 Harley-Davidson                                              12,670                 761,594
MULTI-LINE INSURANCE (3.57%)
 American International Group                                 65,612               4,349,420
 Cigna                                                        17,260               1,385,115
 Hartford Financial Services Group                            22,960               1,544,978
 MetLife                                                      44,684               1,776,189
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                                $
 Prudential Financial                                         38,130               2,055,588
                                                                                  11,111,290
MULTIMEDIA (2.45%)
 McGraw-Hill                                                  17,240               1,560,220
 Time Warner /1/                                             169,467               3,050,406
 Viacom                                                       10,470                 390,950
 Walt Disney                                                  92,227               2,640,459
                                                                                   7,642,035
NETWORKING PRODUCTS (1.54%)
 Cisco Systems /1/                                           200,951               3,625,156
 Network Appliance /1/                                        37,140               1,182,538
                                                                                   4,807,694
OIL COMPANY-EXPLORATION & PRODUCTION (1.13%)
 Apache                                                       21,420               1,165,676
 Burlington Resources                                         23,580               1,030,682
 EOG Resources                                                 9,560                 709,830
 Noble Energy                                                 10,130                 599,392
                                                                                   3,505,580
OIL COMPANY-INTEGRATED (5.49%)
 ChevronTexaco                                                69,546               3,783,303
 ConocoPhillips                                               27,300               2,533,167
 Exxon Mobil                                                 175,065               9,033,354
 Occidental Petroleum                                         29,677               1,732,543
                                                                                  17,082,367
OIL FIELD MACHINERY & EQUIPMENT (0.10%)
 Smith International /1/                                       5,210                 308,432
OIL REFINING & MARKETING (0.45%)
 Valero Energy                                                27,020               1,405,851
OIL-FIELD SERVICES (0.30%)
 Baker Hughes                                                 21,390                 926,187
OPTICAL SUPPLIES (0.43%)
 Bausch & Lomb                                                18,418               1,342,488
PAPER & RELATED PRODUCTS (0.80%)
 Georgia-Pacific                                              32,070               1,029,447
 MeadWestvaco                                                 18,160                 524,642
 Weyerhaeuser                                                 15,200                 948,480
                                                                                   2,502,569
PHARMACY SERVICES (0.15%)
 Medco Health Solutions /1/                                   10,690                 455,073
PIPELINES (0.39%)
 Questar                                                      23,880               1,213,104
PROPERTY & CASUALTY INSURANCE (0.51%)
 Chubb                                                        17,270               1,286,270
 First American                                                8,480                 313,590
                                                                                   1,599,860
PUBLISHING-NEWSPAPERS (0.14%)
 Washington Post                                                 470                 429,815
REGIONAL BANKS (2.51%)
 Comerica                                                     11,430                 661,340
 KeyCorp                                                      26,970                 901,338
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
                                                                                $
 SunTrust Banks                                                8,010                 576,880
 U.S. Bancorp                                                 24,337                 731,327
 Wachovia                                                     50,300               2,758,955
 Wells Fargo                                                  35,581               2,181,115
                                                                                   7,810,955
RETAIL-APPAREL & SHOE (0.47%)
 American Eagle Outfitters                                    10,910                 554,228
 Nordstrom                                                    18,790                 906,618
                                                                                   1,460,846
RETAIL-BUILDING PRODUCTS (1.09%)
 Home Depot                                                   81,993               3,383,031
RETAIL-CONSUMER ELECTRONICS (0.23%)
 Best Buy                                                     13,170                 708,414
RETAIL-DISCOUNT (2.18%)
 Costco Wholesale                                             24,570               1,161,424
 Wal-Mart Stores                                             107,313               5,623,201
                                                                                   6,784,625
RETAIL-DRUG STORE (0.11%)
 CVS                                                           3,960                 183,546
 Walgreen                                                      3,630                 154,674
                                                                                     338,220
RETAIL-MAJOR DEPARTMENT STORE (0.26%)
 J.C. Penney                                                  19,210                 820,651
RETAIL-OFFICE SUPPLIES (0.42%)
 Staples                                                      39,800               1,303,052
RETAIL-REGIONAL DEPARTMENT STORE (0.18%)
 Neiman Marcus Group                                           8,430                 563,967
RETAIL-RESTAURANTS (1.71%)
 Darden Restaurants                                           23,760                 702,346
 McDonald's                                                   64,294               2,082,483
 Starbucks /1/                                                27,100               1,463,400
 Yum! Brands                                                  23,290               1,079,491
                                                                                   5,327,720
SEMICONDUCTOR EQUIPMENT (0.66%)
 Applied Materials /1/                                        65,900               1,047,810
 Kla-Tencor /1/                                               13,610                 629,462
 Novellus Systems /1/                                         14,210                 371,592
                                                                                   2,048,864
STEEL PRODUCERS (0.38%)
 Nucor                                                         9,670                 543,067
 United States Steel                                          12,260                 635,068
                                                                                   1,178,135
TELECOMMUNICATION EQUIPMENT (0.41%)
 Qualcomm                                                     33,930               1,263,553
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.22%)
 Corning /1/                                                  63,220                 691,627
TELECOMMUNICATION SERVICES (0.15%)
 Amdocs /1/                                                   15,620                 464,695
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (3.11%)
                                                                                $
 ALLTEL                                                       16,310                 897,702
 AT&T                                                         32,020                 614,464
 BellSouth                                                    27,870                 731,309
 Citizens Communications                                      61,760                 833,142
 SBC Communications                                          100,163               2,379,873
 Sprint                                                       95,420               2,273,859
 Verizon Communications                                       55,306               1,968,340
                                                                                   9,698,689
THERAPEUTICS (0.30%)
 Gilead Sciences /1/                                          27,840                 921,504
TOBACCO (1.40%)
 Altria Group                                                 50,223               3,205,734
 Reynolds American                                             7,730                 621,646
 UST                                                          10,230                 518,252
                                                                                   4,345,632
TOOLS-HAND HELD (0.15%)
 Stanley Works                                                 9,760                 464,186
TRANSPORT-AIR FREIGHT (0.17%)
 CNF                                                          11,090                 520,232
TRANSPORT-RAIL (0.51%)
 Burlington Northern Santa Fe                                 14,220                 685,120
 Norfolk Southern                                             26,080                 910,713
                                                                                   1,595,833
TRANSPORT-SERVICES (0.42%)
 United Parcel Service                                        17,519               1,308,319
WEB PORTALS (0.57%)
 Yahoo /1/                                                    50,665               1,783,915
WIRELESS EQUIPMENT (0.19%)
 Motorola                                                     38,510                 606,147
                                                TOTAL COMMON STOCKS              304,042,646

                                                Principal

                                                Amount                             Value

---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.12%)
FINANCE-MORTGAGE LOAN/BANKER (2.12%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                           $                    $
  2.30%; 02/01/05                                          6,618,608               6,618,608
                                             TOTAL COMMERCIAL PAPER                6,618,608
                                                                                ------------

                               TOTAL PORTFOLIO INVESTMENTS (99.76%)              310,661,254
CASH AND RECEIVABLES, NET OF LIABILITIES (0.24%)                                     737,286
                                         TOTAL NET ASSETS (100.00%)             $311,398,540
                                                                                --------------

   Contract                    Opening       Current      Unrealized
     Type        Commitment  Market Value  Market Value   Gain (Loss)
----------------------------------------------------------------------
FUTURES CONTRACTS
21 Russell 1000    Buy        $6,622,065    $6,662,250      $40,185
March, 2005
Futures
3 S&P 500          Buy           883,800       886,275        2,475
March, 2005
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $863,290 or 0.28% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 20,918,672
Unrealized Depreciation                        (5,043,956)
                                             ------------
Net Unrealized Appreciation (Depreciation)     15,874,716
Cost for federal income tax purposes         $294,786,538

                            SCHEDULE OF INVESTMENTS
                              LARGECAP GROWTH FUND

                          JANUARY 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                                Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (95.91%)
AGRICULTURAL CHEMICALS (2.07%)
                                                                              $
 Potash Corp. of Saskatchewan                               44,500               3,595,600
APPLICATIONS SOFTWARE (1.93%)
 Microsoft                                                 127,000               3,337,560
ATHLETIC FOOTWEAR (2.37%)
 Nike                                                       47,500               4,114,925
BEVERAGES-WINE & SPIRITS (1.64%)
 Constellation Brands /1/                                   54,800               2,845,216
CASINO HOTELS (1.88%)
 Station Casinos                                            53,000               3,259,500
COMPUTERS (2.93%)
 Apple Computer /1/                                         66,000               5,075,400
CONSUMER PRODUCTS-MISCELLANEOUS (1.90%)
 Clorox                                                     55,500               3,297,810
COSMETICS & TOILETRIES (3.73%)
 Alberto-Culver                                             15,600                 846,300
 Colgate-Palmolive                                          44,000               2,311,760
 Estee Lauder                                               73,200               3,304,248
                                                                                 6,462,308
CRUISE LINES (1.78%)
 Carnival                                                   53,500               3,081,600
DISPOSABLE MEDICAL PRODUCTS (2.21%)
 C.R. Bard                                                  56,500               3,830,700
DIVERSIFIED MANUFACTURING OPERATIONS (0.95%)
 Textron                                                    23,000               1,655,540
ELECTRIC-INTEGRATED (2.06%)
 TXU                                                        51,500               3,563,800
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.93%)
 Broadcom /1/                                               51,000               1,623,330
 Texas Instruments                                          74,000               1,717,540
                                                                                 3,340,870
ELECTRONIC FORMS (1.46%)
 Adobe Systems                                              44,500               2,532,050
ENTERPRISE SOFTWARE & SERVICE (0.95%)
 Oracle /1/                                                119,000               1,638,630
FINANCE-COMMERCIAL (1.87%)
 CIT Group                                                  80,200               3,237,674
FINANCE-CREDIT CARD (2.33%)
 Capital One Financial                                      51,500               4,031,420
FINANCE-INVESTMENT BANKER & BROKER (3.55%)
 Goldman Sachs Group                                        57,000               6,147,450
FINANCE-OTHER SERVICES (1.24%)
 Chicago Mercantile Exchange                                10,000               2,145,000
HEALTH CARE COST CONTAINMENT (2.33%)
 Caremark Rx /1/                                           103,300               4,039,030
                                              Shares

                                              Held                                Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOTELS & MOTELS (1.39%)
                                                                              $
 Starwood Hotels & Resorts Worldwide                        41,500               2,402,435
INSTRUMENTS-SCIENTIFIC (1.91%)
 Fisher Scientific International /1/                        52,500               3,315,375
MACHINERY-FARM (1.00%)
 Deere                                                      24,900               1,728,807
MACHINERY-GENERAL INDUSTRY (1.95%)
 Ingersoll-Rand                                             45,500               3,384,290
MEDICAL-BIOMEDICAL/GENE (3.44%)
 Biogen Idec /1/                                            40,200               2,611,392
 Genentech /1/                                              70,100               3,344,471
                                                                                 5,955,863
MEDICAL-DRUGS (1.05%)
 Schering-Plough                                            98,000               1,818,880
MULTI-LINE INSURANCE (2.05%)
 Cigna                                                      44,300               3,555,075
MULTIMEDIA (2.47%)
 Time Warner /1/                                           238,000               4,284,000
NETWORKING PRODUCTS (3.99%)
 Cisco Systems /1/                                         181,000               3,265,240
 Juniper Networks /1/                                      145,000               3,643,850
                                                                                 6,909,090
OIL COMPANY-EXPLORATION & PRODUCTION (3.89%)
 Apache                                                     65,700               3,575,394
 Devon Energy                                               78,000               3,172,260
                                                                                 6,747,654
OIL COMPANY-INTEGRATED (1.96%)
 ConocoPhillips                                             36,700               3,405,393
RADIO (1.68%)
 XM Satellite Radio Holdings /1/                            91,300               2,913,383
RETAIL-APPAREL & SHOE (2.23%)
 Nordstrom                                                  80,000               3,860,000
RETAIL-BUILDING PRODUCTS (2.93%)
 Home Depot                                                123,000               5,074,980
RETAIL-DRUG STORE (1.90%)
 CVS                                                        71,000               3,290,850
RETAIL-OFFICE SUPPLIES (2.95%)
 Staples                                                   156,000               5,107,440
RETAIL-RESTAURANTS (3.75%)
 McDonald's                                                200,500               6,494,195
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.46%)
 Marvell Technology Group /1/                               75,600               2,528,820
TELECOMMUNICATION EQUIPMENT (2.00%)
 Comverse Technology /1/                                   155,000               3,464,250
TELEPHONE-INTEGRATED (2.97%)
 Sprint                                                    216,000               5,147,280
                                              Shares

                                              Held                                Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-SERVICES (1.68%)
                                                                              $
 FedEx                                                      30,500               2,917,325
WEB PORTALS (1.90%)
 Google /1/                                                 16,800               3,286,584
WIRELESS EQUIPMENT (4.25%)
 Motorola                                                  228,000               3,588,720
 Nokia                                                     247,000               3,774,160
                                                                                 7,362,880
                                              TOTAL COMMON STOCKS              166,186,932

                                              Principal

                                              Amount                              Value

--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.54%)
FINANCE-MORTGAGE LOAN/BANKER (4.54%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                         $                    $
  2.30%; 02/01/05                                        7,875,260               7,875,260
                                           TOTAL COMMERCIAL PAPER                7,875,260
                                                                              ------------

                            TOTAL PORTFOLIO INVESTMENTS (100.45%)              174,062,192
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.45%)                                 (780,852)
                                       TOTAL NET ASSETS (100.00%)             $173,281,340
                                                                              ---------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  9,365,464
Unrealized Depreciation                        (3,999,872)
                                             ------------
Net Unrealized Appreciation (Depreciation)      5,365,592
Cost for federal income tax purposes         $168,696,600

                            SCHEDULE OF INVESTMENTS
                          LARGECAP S&P 500 INDEX FUND

                          JANUARY 31, 2005 (UNAUDITED)

                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (96.87%)
ADVERTISING AGENCIES (0.19%)
                                                                                 $
 Interpublic Group /1/                                         21,261                 277,456
 Omnicom Group                                                  9,367                 795,165
                                                                                    1,072,621
AEROSPACE & DEFENSE (0.75%)
 Boeing                                                        42,211               2,135,877
 Northrop Grumman                                              18,512                 960,402
 Raytheon                                                      22,727                 849,990
 Rockwell Collins                                               8,875                 380,737
                                                                                    4,327,006
AEROSPACE & DEFENSE EQUIPMENT (0.89%)
 General Dynamics                                              10,069               1,039,624
 Goodrich                                                       5,979                 205,080
 Lockheed Martin                                               22,255               1,286,562
 United Technologies                                           25,693               2,586,771
                                                                                    5,118,037
AGRICULTURAL OPERATIONS (0.13%)
 Monsanto                                                      13,292                 719,496
AIRLINES (0.11%)
 Delta Air Lines /1/                                            7,001                  37,735
 Southwest Airlines                                            39,193                 567,515
                                                                                      605,250
APPAREL MANUFACTURERS (0.22%)
 Coach /1/                                                      9,497                 532,782
 Jones Apparel Group                                            6,144                 206,623
 Liz Claiborne                                                  5,457                 228,866
 VF                                                             5,584                 296,790
                                                                                    1,265,061
APPLIANCES (0.05%)
 Maytag                                                         3,983                  62,573
 Whirlpool                                                      3,339                 227,920
                                                                                      290,493
APPLICATIONS SOFTWARE (2.70%)
 Citrix Systems /1/                                             8,516                 182,668
 Compuware /1/                                                 19,464                 134,302
 Intuit /1/                                                     9,423                 367,497
 Mercury Interactive /1/                                        4,244                 185,760
 Microsoft                                                    546,576              14,364,017
 Parametric Technology /1/                                     13,530                  77,121
 Siebel Systems /1/                                            25,548                 222,523
                                                                                   15,533,888
ATHLETIC FOOTWEAR (0.22%)
 Nike                                                          13,196               1,143,170
 Reebok International                                           2,921                 130,072
                                                                                    1,273,242
AUTO-CARS & LIGHT TRUCKS (0.39%)
 Ford Motor                                                    91,987               1,211,469
 General Motors                                                28,397               1,045,293
                                                                                    2,256,762
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.13%)
 Navistar International /1/                                     3,510                 136,609
 Paccar                                                         8,734                 617,145
                                                                                      753,754
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.07%)
                                                                                 $
 Dana                                                           7,530                 119,501
 Delphi Automotive Systems                                     28,213                 214,137
 Visteon                                                        6,512                  48,319
                                                                                      381,957
BEVERAGES-NON-ALCOHOLIC (1.82%)
 Coca-Cola                                                    121,638               5,046,761
 Coca-Cola Enterprises                                         23,591                 517,822
 Pepsi Bottling Group                                          12,573                 343,872
 Pepsico                                                       84,687               4,547,692
                                                                                   10,456,147
BEVERAGES-WINE & SPIRITS (0.05%)
 Brown-Forman                                                   6,122                 295,264
BREWERY (0.36%)
 Adolph Coors                                                   1,881                 140,322
 Anheuser-Busch                                                39,721               1,953,479
                                                                                    2,093,801
BROADCASTING SERVICES & PROGRAMMING (0.16%)
 Clear Channel Communications                                  28,834                 935,087
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.19%)
 Masco                                                         22,523                 828,846
 Vulcan Materials                                               5,149                 290,816
                                                                                    1,119,662
BUILDING PRODUCTS-AIR & HEATING (0.08%)
 American Standard /1/                                         10,784                 431,791
BUILDING-MAINTENANCE & SERVICE (0.08%)
 Ecolab                                                        12,955                 435,936
BUILDING-RESIDENTIAL & COMMERCIAL (0.18%)
 Centex                                                         6,248                 383,065
 KB Home                                                        2,328                 252,937
 Pulte                                                          6,412                 423,705
                                                                                    1,059,707
CABLE TV (0.62%)
 Comcast /1/                                                  111,606               3,592,597
CASINO HOTELS (0.06%)
 Harrah's Entertainment                                         5,633                 356,231
CASINO SERVICES (0.09%)
 International Game Technology                                 17,326                 542,304
CELLULAR TELECOMMUNICATIONS (0.28%)
 Nextel Communications /1/                                     55,870               1,602,910
CHEMICALS-DIVERSIFIED (1.01%)
 Dow Chemical                                                  47,408               2,356,178
 E. I. Du Pont de Nemours                                      49,933               2,374,813
 PPG Industries                                                 8,641                 594,328
 Rohm & Haas                                                   11,304                 500,089
                                                                                    5,825,408
CHEMICALS-SPECIALTY (0.13%)
 Eastman Chemical                                               3,918                 212,160
 Engelhard                                                      6,148                 184,747
 Great Lakes Chemical                                           2,567                  67,897
 Hercules /1/                                                   5,628                  81,662
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                                 $
 Sigma-Aldrich                                                  3,470                 218,090
                                                                                      764,556
CIRCUIT BOARDS (0.04%)
 Jabil Circuit /1/                                             10,130                 238,764
COATINGS & PAINT (0.05%)
 Sherwin-Williams                                               7,106                 306,979
COMMERCIAL BANKS (0.93%)
 AmSouth Bancorp                                               17,852                 445,229
 BB&T                                                          27,770               1,096,082
 Compass Bancshares                                             6,166                 288,754
 First Horizon National                                         6,190                 263,508
 M&T Bank                                                       5,838                 597,577
 Marshall & Ilsley                                             11,233                 480,885
 North Fork Bancorp                                            23,662                 679,099
 Regions Financial                                             23,367                 747,744
 Synovus Financial                                             15,568                 422,360
 Zions Bancorp                                                  4,507                 305,665
                                                                                    5,326,903
COMMERCIAL SERVICE-FINANCE (0.31%)
 Equifax                                                        6,791                 192,185
 H&R Block                                                      8,280                 400,007
 Moody's                                                        7,435                 622,904
 Paychex                                                       19,013                 579,707
                                                                                    1,794,803
COMMERCIAL SERVICES (0.02%)
 Convergys /1/                                                  7,119                 101,731
COMPUTER AIDED DESIGN (0.06%)
 Autodesk                                                      11,536                 338,812
COMPUTER SERVICES (0.33%)
 Affiliated Computer Services /1/                               6,462                 350,176
 Computer Sciences /1/                                          9,515                 490,213
 Electronic Data Systems                                       25,833                 553,343
 Sungard Data Systems /1/                                      14,522                 390,496
 Unisys /1/                                                    16,888                 132,571
                                                                                    1,916,799
COMPUTERS (2.29%)
 Apple Computer /1/                                            20,213               1,554,379
 Gateway /1/                                                   18,789                  88,872
 Hewlett-Packard                                              151,827               2,974,291
 International Business Machines                               83,693               7,818,600
 Sun Microsystems /1/                                         169,080                 737,189
                                                                                   13,173,331
COMPUTERS-INTEGRATED SYSTEMS (0.96%)
 Dell /1/                                                     124,899               5,215,782
 NCR /1/                                                        9,370                 320,267
                                                                                    5,536,049
COMPUTERS-MEMORY DEVICES (0.37%)
 EMC /1/                                                      120,474               1,578,209
 Veritas Software /1/                                          21,222                 545,830
                                                                                    2,124,039
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-PERIPHERAL EQUIPMENT (0.09%)
                                                                                 $
 Lexmark International /1/                                      6,490                 540,941
CONSUMER PRODUCTS-MISCELLANEOUS (0.18%)
 Clorox                                                         7,641                 454,028
 Fortune Brands                                                 7,247                 608,603
                                                                                    1,062,631
CONTAINERS-METAL & GLASS (0.04%)
 Ball                                                           5,661                 241,838
CONTAINERS-PAPER & PLASTIC (0.09%)
 Bemis                                                          5,376                 155,904
 Pactiv /1/                                                     7,461                 165,709
 Sealed Air /1/                                                 4,201                 215,511
                                                                                      537,124
COSMETICS & TOILETRIES (2.40%)
 Alberto-Culver                                                 4,575                 248,194
 Avon Products                                                 23,778               1,003,907
 Colgate-Palmolive                                             26,660               1,400,717
 Gillette                                                      49,913               2,531,587
 International Flavors & Fragrances                             4,738                 200,038
 Kimberly-Clark                                                24,520               1,606,305
 Procter & Gamble                                             127,533               6,788,582
                                                                                   13,779,330
CRUISE LINES (0.32%)
 Carnival                                                      31,838               1,833,869
DATA PROCESSING & MANAGEMENT (0.58%)
 Automatic Data Processing                                     29,287               1,273,399
 First Data                                                    41,720               1,699,673
 Fiserv /1/                                                     9,832                 376,074
                                                                                    3,349,146
DISPOSABLE MEDICAL PRODUCTS (0.06%)
 C.R. Bard                                                      5,261                 356,696
DISTRIBUTION-WHOLESALE (0.11%)
 Genuine Parts                                                  8,779                 371,615
 W.W. Grainger                                                  4,529                 277,220
                                                                                      648,835
DIVERSIFIED MANUFACTURING OPERATIONS (5.56%)
 3M                                                            39,141               3,301,935
 Cooper Industries                                              4,613                 320,603
 Danaher                                                       15,516                 851,518
 Dover                                                         10,224                 391,579
 Eaton                                                          7,637                 519,240
 General Electric /2/                                         531,520              19,203,817
 Honeywell International                                       43,245               1,555,955
 Illinois Tool Works                                           14,865               1,292,958
 ITT Industries                                                 4,641                 395,831
 Textron                                                        6,914                 497,670
 Tyco International                                           101,134               3,654,983
                                                                                   31,986,089
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.22%)
 Cendant                                                       52,932               1,246,549
DRUG DELIVERY SYSTEMS (0.04%)
 Hospira /1/                                                    7,848                 226,729
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
E-COMMERCE-SERVICES (0.50%)
                                                                                 $
 eBay /1/                                                      33,328               2,716,232
 Monster Worldwide /1/                                          5,986                 187,302
                                                                                    2,903,534
ELECTRIC PRODUCTS-MISCELLANEOUS (0.29%)
 Emerson Electric                                              21,101               1,418,831
 Molex                                                          9,472                 272,036
                                                                                    1,690,867
ELECTRIC-GENERATION (0.08%)
 AES /1/                                                       32,618                 458,283
ELECTRIC-INTEGRATED (2.69%)
 Allegheny Energy /1/                                           6,901                 133,465
 Ameren                                                         9,793                 490,825
 American Electric Power                                       19,894                 701,264
 CenterPoint Energy                                            15,475                 174,094
 Cinergy                                                        9,112                 367,123
 CMS Energy /1/                                                 9,789                 103,078
 Consolidated Edison                                           12,167                 533,766
 Constellation Energy Group                                     8,841                 442,050
 Dominion Resources                                            16,663               1,156,079
 DTE Energy                                                     8,746                 383,162
 Duke Energy                                                   48,096               1,288,492
 Edison International                                          16,380                 531,859
 Entergy                                                       11,239                 781,335
 Exelon                                                        33,309               1,473,923
 FirstEnergy                                                   16,582                 659,300
 FPL Group                                                      9,330                 715,051
 NiSource                                                      13,593                 311,280
 PG&E /1/                                                      20,267                 709,345
 Pinnacle West Capital                                          4,604                 191,987
 PPL                                                            9,503                 513,162
 Progress Energy                                               12,420                 549,585
 Public Service Enterprise Group                               11,950                 630,363
 Southern                                                      37,188               1,255,839
 TECO Energy                                                   10,038                 160,708
 TXU                                                           12,076                 835,659
 XCEL Energy                                                   20,127                 366,110
                                                                                   15,458,904
ELECTRICAL COMPONENTS & EQUIPMENT (0.01%)
 Power-One /1/                                                  4,219                  31,347
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.07%)
 Sanmina /1/                                                   26,200                 161,916
 Solectron /1/                                                 48,811                 242,591
                                                                                      404,507
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.17%)
 Advanced Micro Devices /1/                                    19,401                 306,536
 Altera /1/                                                    18,716                 359,347
 Applied Micro Circuits /1/                                    15,492                  51,279
 Broadcom /1/                                                  16,544                 526,595
 Freescale Semiconductor /1/                                   19,598                 342,377
 Intel                                                        317,892               7,136,675
 LSI Logic /1/                                                 19,352                 118,241
 Micron Technology /1/                                         30,789                 320,513
 National Semiconductor /1/                                    18,005                 304,825
 Nvidia /1/                                                     8,356                 191,519
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                                 $
 PMC - Sierra /1/                                               8,959                  92,099
 QLogic /1/                                                     4,652                 178,079
 Texas Instruments                                             86,872               2,016,299
 Xilinx                                                        17,511                 511,146
                                                                                   12,455,530
ELECTRONIC FORMS (0.12%)
 Adobe Systems                                                 11,997                 682,629
ELECTRONIC MEASUREMENT INSTRUMENTS (0.12%)
 Agilent Technologies /1/                                      24,413                 539,771
 Tektronix                                                      4,525                 130,411
                                                                                      670,182
ELECTRONICS-MILITARY (0.07%)
 L-3 Communications Holdings                                    5,789                 413,392
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.04%)
 Fluor                                                          4,212                 225,510
ENGINES-INTERNAL COMBUSTION (0.03%)
 Cummins Engine                                                 2,288                 177,709
ENTERPRISE SOFTWARE & SERVICE (0.81%)
 BMC Software /1/                                              11,158                 187,789
 Computer Associates International                             29,443                 800,555
 Novell /1/                                                    18,897                 109,036
 Oracle /1/                                                   257,837               3,550,415
                                                                                    4,647,795
ENTERTAINMENT SOFTWARE (0.17%)
 Electronic Arts /1/                                           15,350                 987,619
FIDUCIARY BANKS (0.52%)
 Bank of New York                                              39,058               1,160,413
 Mellon Financial                                              21,293                 624,950
 Northern Trust                                                11,020                 480,913
 State Street                                                  16,762                 751,105
                                                                                    3,017,381
FILTRATION & SEPARATION PRODUCTS (0.03%)
 Pall                                                           6,234                 167,882
FINANCE-COMMERCIAL (0.07%)
 CIT Group                                                     10,567                 426,590
FINANCE-CONSUMER LOANS (0.19%)
 SLM                                                           21,610               1,084,606
FINANCE-CREDIT CARD (1.09%)
 American Express                                              63,105               3,366,652
 Capital One Financial                                         12,203                 955,251
 MBNA                                                          64,235               1,707,366
 Providian Financial /1/                                       14,736                 245,796
                                                                                    6,275,065
FINANCE-INVESTMENT BANKER & BROKER (4.14%)
 Bear Stearns                                                   5,190                 524,501
 Charles Schwab                                                67,720                 761,173
 Citigroup                                                    260,917              12,797,979
 Goldman Sachs Group                                           24,342               2,625,285
 Lehman Brothers Holdings                                      13,545               1,235,168
 Merrill Lynch                                                 46,827               2,812,898
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                                 $
 Morgan Stanley                                                55,030               3,079,479
                                                                                   23,836,483
FINANCE-MORTGAGE LOAN/BANKER (1.13%)
 Countrywide Credit Industries                                 29,180               1,079,660
 Federal Home Loan Mortgage                                    34,667               2,263,408
 Federal National Mortgage Association                         48,662               3,142,592
                                                                                    6,485,660
FINANCIAL GUARANTEE INSURANCE (0.20%)
 Ambac Financial Group                                          5,463                 419,995
 MBIA                                                           7,074                 422,601
 MGIC Investment                                                4,865                 310,874
                                                                                    1,153,470
FOOD-CONFECTIONERY (0.26%)
 Hershey Foods                                                 12,371                 723,580
 Wm. Wrigley Jr.                                               11,283                 794,210
                                                                                    1,517,790
FOOD-FLOUR & GRAIN (0.14%)
 Archer Daniels Midland                                        32,905                 796,301
FOOD-MISCELLANEOUS/DIVERSIFIED (0.89%)
 Campbell Soup                                                 20,686                 606,514
 ConAgra Foods                                                 25,856                 762,752
 General Mills                                                 18,317                 970,618
 H.J. Heinz                                                    17,562                 664,019
 Kellogg                                                       20,758                 926,637
 McCormick                                                      6,873                 255,469
 Sara Lee                                                      39,457                 926,450
                                                                                    5,112,459
FOOD-RETAIL (0.26%)
 Albertson's                                                   18,504                 423,372
 Kroger /1/                                                    37,158                 635,402
 Safeway /1/                                                   22,498                 424,087
                                                                                    1,482,861
FOOD-WHOLESALE & DISTRIBUTION (0.23%)
 Supervalu                                                      6,749                 213,336
 Sysco                                                         32,165               1,124,810
                                                                                    1,338,146
FORESTRY (0.06%)
 Plum Creek Timber                                              9,228                 329,624
GAS-DISTRIBUTION (0.16%)
 KeySpan                                                        8,073                 318,641
 Nicor                                                          2,216                  81,815
 Peoples Energy                                                 1,892                  81,035
 Sempra Energy                                                 11,733                 436,702
                                                                                      918,193
GOLD MINING (0.16%)
 Newmont Mining                                                22,317                 928,164
HEALTH CARE COST CONTAINMENT (0.24%)
 Caremark Rx /1/                                               22,853                 893,552
 McKesson                                                      14,777                 509,659
                                                                                    1,403,211
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOME DECORATION PRODUCTS (0.05%)
                                                                                 $
 Newell Rubbermaid                                             13,816                 297,320
HOME FURNISHINGS (0.05%)
 Leggett & Platt                                                9,597                 273,515
HOTELS & MOTELS (0.30%)
 Hilton Hotels                                                 19,407                 431,806
 Marriott International                                        11,242                 710,269
 Starwood Hotels & Resorts Worldwide                           10,421                 603,272
                                                                                    1,745,347
HUMAN RESOURCES (0.05%)
 Robert Half International                                      8,716                 264,443
IDENTIFICATION SYSTEM-DEVELOPMENT (0.04%)
 Symbol Technologies                                           12,098                 221,393
INDEPENDENT POWER PRODUCER (0.02%)
 Calpine /1/                                                   26,862                  89,450
INDUSTRIAL AUTOMATION & ROBOTS (0.09%)
 Rockwell International                                         9,260                 524,579
INDUSTRIAL GASES (0.24%)
 Air Products & Chemicals                                      11,428                 673,223
 Praxair                                                       16,325                 704,424
                                                                                    1,377,647
INSTRUMENTS-CONTROLS (0.21%)
 Johnson Controls                                               9,569                 566,102
 Parker Hannifin                                                6,006                 391,351
 Thermo Electron /1/                                            8,041                 240,748
                                                                                    1,198,201
INSTRUMENTS-SCIENTIFIC (0.20%)
 Applied Biosystems Group                                       9,855                 197,593
 Fisher Scientific International /1/                            5,897                 372,395
 Millipore /1/                                                  2,500                 108,825
 PerkinElmer                                                    6,440                 148,056
 Waters /1/                                                     6,075                 298,161
                                                                                    1,125,030
INSURANCE BROKERS (0.21%)
 Aon                                                           15,910                 361,793
 Marsh & McLennan                                              26,491                 860,958
                                                                                    1,222,751
INTERNET BROKERS (0.04%)
 E*trade Group /1/                                             18,698                 257,098
INTERNET SECURITY (0.13%)
 Symantec /1/                                                  31,883                 744,468
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.27%)
 Federated Investors                                            5,402                 158,711
 Franklin Resources                                            12,538                 850,829
 Janus Capital Group                                           11,879                 176,165
 T. Rowe Price Group                                            6,442                 385,554
                                                                                    1,571,259
LEISURE & RECREATION PRODUCTS (0.04%)
 Brunswick                                                      4,836                 223,036
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (0.51%)
                                                                                 $
 Aflac                                                         25,438               1,005,055
 Jefferson-Pilot                                                6,863                 342,464
 Lincoln National                                               8,777                 404,971
 Principal Financial Group /3/                                 15,432                 626,231
 Torchmark                                                      5,434                 296,696
 UnumProvident                                                 14,906                 255,936
                                                                                    2,931,353
LINEN SUPPLY & RELATED ITEMS (0.07%)
 Cintas                                                         8,629                 375,361
MACHINERY-CONSTRUCTION & MINING (0.27%)
 Caterpillar                                                   17,155               1,528,510
MACHINERY-FARM (0.15%)
 Deere                                                         12,475                 866,139
MACHINERY-GENERAL INDUSTRY (0.11%)
 Ingersoll-Rand                                                 8,658                 643,982
MEDICAL INFORMATION SYSTEM (0.05%)
 IMS Health                                                    11,661                 272,634
MEDICAL INSTRUMENTS (1.22%)
 Biomet                                                        12,727                 540,643
 Boston Scientific /1/                                         42,456               1,403,595
 Guidant                                                       16,015               1,160,927
 Medtronic                                                     60,769               3,189,765
 St. Jude Medical /1/                                          17,975                 706,058
                                                                                    7,000,988
MEDICAL LABORATORY & TESTING SERVICE (0.14%)
 Laboratory Corp. of America Holdings /1/                       6,954                 332,749
 Quest Diagnostics                                              5,087                 484,791
                                                                                      817,540
MEDICAL PRODUCTS (2.33%)
 Baxter International                                          30,991               1,046,256
 Becton Dickinson                                              12,734                 721,381
 Johnson & Johnson                                            149,204               9,653,499
 Stryker                                                       20,211                 993,169
 Zimmer Holdings /1/                                           12,333                 972,457
                                                                                   13,386,762
MEDICAL-BIOMEDICAL/GENE (1.06%)
 Amgen /1/                                                     63,857               3,974,460
 Biogen Idec /1/                                               16,769               1,089,314
 Chiron /1/                                                     9,393                 308,560
 Genzyme /1/                                                   12,460                 725,297
                                                                                    6,097,631
MEDICAL-DRUGS (4.68%)
 Abbott Laboratories                                           78,299               3,525,021
 Allergan                                                       6,600                 501,270
 Bristol-Myers Squibb                                          97,816               2,292,807
 Eli Lilly                                                     56,893               3,085,876
 Forest Laboratories /1/                                       18,521                 769,177
 King Pharmaceuticals /1/                                      12,144                 127,633
 Medimmune /1/                                                 12,504                 295,782
 Merck                                                        111,490               3,127,295
 Pfizer                                                       378,625               9,147,580
 Schering-Plough                                               74,043               1,374,238
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                                 $
 Wyeth                                                         67,077               2,658,262
                                                                                   26,904,941
MEDICAL-GENERIC DRUGS (0.07%)
 Mylan Laboratories                                            13,529                 224,987
 Watson Pharmaceutical /1/                                      5,504                 164,185
                                                                                      389,172
MEDICAL-HMO (1.03%)
 Aetna                                                          7,423                 943,092
 Humana /1/                                                     8,014                 274,640
 UnitedHealth Group                                            32,861               2,921,343
 WellPoint /1/                                                 14,839               1,802,938
                                                                                    5,942,013
MEDICAL-HOSPITALS (0.25%)
 HCA                                                           21,176                 942,755
 Health Management Associates                                  12,237                 270,193
 Tenet Healthcare /1/                                          23,461                 232,968
                                                                                    1,445,916
MEDICAL-NURSING HOMES (0.03%)
 Manor Care                                                     4,345                 150,120
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.27%)
 AmerisourceBergen                                              5,286                 308,068
 Cardinal Health                                               21,722               1,223,383
                                                                                    1,531,451
METAL-ALUMINUM (0.22%)
 Alcoa                                                         43,763               1,291,446
METAL-COPPER (0.08%)
 Phelps Dodge                                                   4,799                 462,144
METAL-DIVERSIFIED (0.06%)
 Freeport-McMoran Copper & Gold                                 8,975                 330,370
MISCELLANEOUS INVESTING (0.44%)
 Apartment Investment & Management                              4,764                 171,028
 Archstone-Smith Trust                                          9,837                 337,409
 Equity Office Properties Trust                                20,272                 567,210
 Equity Residential Properties Trust                           14,216                 448,373
 Prologis Trust                                                 9,245                 352,604
 Simon Property Group                                          11,119                 659,357
                                                                                    2,535,981
MONEY CENTER BANKS (2.80%)
 Bank of America                                              203,071               9,416,402
 JP Morgan Chase                                              179,105               6,685,990
                                                                                   16,102,392
MOTORCYCLE & MOTOR SCOOTER (0.15%)
 Harley-Davidson                                               14,771                 887,885
MULTI-LINE INSURANCE (2.81%)
 Allstate                                                      34,500               1,740,180
 American International Group                                 130,946               8,680,410
 Cigna                                                          6,749                 541,607
 Cincinnati Financial                                           8,448                 372,726
 Hartford Financial Services Group                             14,766                 993,604
 Loews                                                          9,326                 634,168
 MetLife                                                       37,422               1,487,525
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                                 $
 Prudential Financial                                          25,791               1,390,393
 Safeco                                                         6,376                 295,209
                                                                                   16,135,822
MULTIMEDIA (2.53%)
 Gannett                                                       12,832               1,027,073
 McGraw-Hill                                                    9,547                 864,004
 Meredith                                                       2,513                 120,700
 News                                                         131,355               2,233,035
 Time Warner /1/                                              230,281               4,145,058
 Viacom                                                        85,721               3,200,822
 Walt Disney                                                  102,726               2,941,045
                                                                                   14,531,737
NETWORKING PRODUCTS (1.26%)
 Cisco Systems /1/                                            331,052               5,972,178
 Lucent Technologies /1/                                      222,250                 724,535
 Network Appliance /1/                                         18,037                 574,298
                                                                                    7,271,011
NON-HAZARDOUS WASTE DISPOSAL (0.17%)
 Allied Waste Industries /1/                                   16,000                 132,960
 Waste Management                                              28,763                 834,127
                                                                                      967,087
OFFICE AUTOMATION & EQUIPMENT (0.22%)
 Pitney Bowes                                                  11,594                 518,716
 Xerox /1/                                                     47,941                 761,303
                                                                                    1,280,019
OFFICE SUPPLIES & FORMS (0.06%)
 Avery Dennison                                                 5,553                 333,680
OIL & GAS DRILLING (0.28%)
 Nabors Industries /1/                                          7,517                 378,857
 Noble /1/                                                      6,805                 363,047
 Rowan /1/                                                      5,391                 151,810
 Transocean Sedco Forex /1/                                    16,166                 711,304
                                                                                    1,605,018
OIL COMPANY-EXPLORATION & PRODUCTION (0.86%)
 Anadarko Petroleum                                            12,434                 823,255
 Apache                                                        16,413                 893,195
 Burlington Resources                                          19,682                 860,300
 Devon Energy                                                  24,434                 993,731
 EOG Resources                                                  5,961                 442,604
 Kerr-McGee                                                     7,626                 470,906
 XTO Energy                                                    13,089                 470,026
                                                                                    4,954,017
OIL COMPANY-INTEGRATED (4.97%)
 Amerada Hess                                                   4,608                 399,283
 ChevronTexaco                                                106,515               5,794,416
 ConocoPhillips                                                34,702               3,219,999
 Exxon Mobil                                                  324,343              16,736,099
 Marathon Oil                                                  17,424                 674,831
 Occidental Petroleum                                          19,845               1,158,551
 Unocal                                                        13,231                 629,399
                                                                                   28,612,578
OIL REFINING & MARKETING (0.21%)
 Ashland                                                        3,573                 219,311
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL REFINING & MARKETING (CONTINUED)
                                                                                 $
 Sunoco                                                         3,676                 321,613
 Valero Energy                                                 12,902                 671,291
                                                                                    1,212,215
OIL-FIELD SERVICES (0.73%)
 Baker Hughes                                                  16,866                 730,298
 BJ Services                                                    8,120                 390,166
 Halliburton                                                   25,206               1,036,723
 Schlumberger                                                  29,599               2,013,916
                                                                                    4,171,103
OPTICAL SUPPLIES (0.03%)
 Bausch & Lomb                                                  2,688                 195,928
PAPER & RELATED PRODUCTS (0.48%)
 Georgia-Pacific                                               12,974                 416,465
 International Paper                                           24,463                 957,727
 Louisiana-Pacific                                              5,533                 141,645
 MeadWestvaco                                                  10,188                 294,331
 Temple-Inland                                                  2,815                 179,034
 Weyerhaeuser                                                  12,059                 752,482
                                                                                    2,741,684
PHARMACY SERVICES (0.15%)
 Express Scripts /1/                                            3,819                 283,332
 Medco Health Solutions /1/                                    13,699                 583,166
                                                                                      866,498
PHOTO EQUIPMENT & SUPPLIES (0.08%)
 Eastman Kodak                                                 14,413                 476,926
PIPELINES (0.24%)
 Dynegy /1/                                                    19,106                  85,022
 El Paso                                                       32,339                 351,525
 Kinder Morgan                                                  6,228                 467,349
 Williams                                                      27,976                 470,276
                                                                                    1,374,172
POWER CONVERTER & SUPPLY EQUIPMENT (0.04%)
 American Power Conversion                                      9,616                 204,532
PRINTING-COMMERCIAL (0.06%)
 R.R. Donnelley & Sons                                         11,040                 369,288
PROPERTY & CASUALTY INSURANCE (0.69%)
 ACE                                                           14,288                 620,099
 Chubb                                                          9,630                 717,243
 Progressive                                                   10,065                 841,937
 St. Paul                                                      33,657               1,263,484
 XL Capital                                                     6,971                 521,291
                                                                                    3,964,054
PUBLICLY TRADED INVESTMENT FUND (0.68%)
 iShares S&P 500 Index Fund                                    32,880               3,885,758
PUBLISHING-NEWSPAPERS (0.23%)
 Dow Jones                                                      4,119                 157,016
 Knight Ridder                                                  3,871                 252,041
 New York Times                                                 7,293                 283,552
 Tribune                                                       15,973                 638,600
                                                                                    1,331,209
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (3.23%)
                                                                                 $
 Comerica                                                       8,574                 496,092
 Fifth Third Bancorp                                           29,730               1,381,553
 Huntington Bancshares                                         11,618                 266,865
 KeyCorp                                                       20,442                 683,172
 National City                                                 34,063               1,210,940
 PNC Financial Services Group                                  14,209                 765,439
 SunTrust Banks                                                18,641               1,342,525
 U.S. Bancorp                                                  93,872               2,820,853
 Wachovia                                                      80,623               4,422,171
 Wells Fargo                                                   85,059               5,214,117
                                                                                   18,603,727
RETAIL-APPAREL & SHOE (0.31%)
 Gap                                                           44,078                 970,157
 Limited                                                       20,433                 484,262
 Nordstrom                                                      7,042                 339,776
                                                                                    1,794,195
RETAIL-AUTO PARTS (0.06%)
 Autozone /1/                                                   4,010                 357,893
RETAIL-AUTOMOBILE (0.04%)
 AutoNation /1/                                                13,301                 253,251
RETAIL-BEDDING (0.11%)
 Bed Bath & Beyond /1/                                         15,129                 609,547
RETAIL-BUILDING PRODUCTS (1.18%)
 Home Depot                                                   110,402               4,555,187
 Lowe's                                                        38,850               2,214,061
                                                                                    6,769,248
RETAIL-CONSUMER ELECTRONICS (0.22%)
 Best Buy                                                      16,309                 877,261
 Circuit City Stores                                            9,824                 140,680
 RadioShack                                                     7,967                 263,867
                                                                                    1,281,808
RETAIL-DISCOUNT (2.75%)
 Big Lots /1/                                                   5,674                  63,889
 Costco Wholesale                                              23,583               1,114,768
 Dollar General                                                16,474                 332,940
 Family Dollar Stores                                           8,430                 281,984
 Target                                                        45,018               2,285,564
 TJX                                                           24,226                 606,619
 Wal-Mart Stores                                              212,910              11,156,484
                                                                                   15,842,248
RETAIL-DRUG STORE (0.54%)
 CVS                                                           20,113                 932,237
 Walgreen                                                      51,380               2,189,302
                                                                                    3,121,539
RETAIL-JEWELRY (0.04%)
 Tiffany                                                        7,315                 229,910
RETAIL-MAJOR DEPARTMENT STORE (0.28%)
 J.C. Penney                                                   14,359                 613,417
 May Department Stores                                         14,679                 497,618
 Sears Roebuck                                                 10,397                 522,449
                                                                                    1,633,484
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-OFFICE SUPPLIES (0.21%)
                                                                                 $
 Office Depot /1/                                              15,706                 271,557
 OfficeMax                                                      4,698                 138,638
 Staples                                                       25,032                 819,547
                                                                                    1,229,742
RETAIL-REGIONAL DEPARTMENT STORE (0.24%)
 Dillards                                                       4,129                 108,345
 Federated Department Stores                                    8,507                 483,198
 Kohl's /1/                                                    17,249                 810,875
                                                                                    1,402,418
RETAIL-RESTAURANTS (0.74%)
 Darden Restaurants                                             7,904                 233,642
 McDonald's                                                    63,206               2,047,242
 Starbucks /1/                                                 20,109               1,085,886
 Wendy's International                                          5,730                 224,731
 Yum! Brands                                                   14,727                 682,597
                                                                                    4,274,098
RETAIL-TOY STORE (0.04%)
 Toys R Us /1/                                                 10,812                 231,917
RUBBER-TIRES (0.04%)
 Cooper Tire & Rubber                                           3,764                  81,340
 Goodyear Tire & Rubber /1/                                     8,816                 136,119
                                                                                      217,459
SAVINGS & LOANS-THRIFTS (0.56%)
 Golden West Financial                                         15,394                 994,760
 Sovereign Bancorp                                             18,841                 428,445
 Washington Mutual                                             43,894               1,771,123
                                                                                    3,194,328
SCHOOLS (0.13%)
 Apollo Group /1/                                               9,312                 728,105
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.33%)
 Analog Devices                                                18,895                 678,142
 Linear Technology                                             15,436                 582,555
 Maxim Integrated Products                                     16,351                 637,852
                                                                                    1,898,549
SEMICONDUCTOR EQUIPMENT (0.37%)
 Applied Materials /1/                                         85,379               1,357,526
 Kla-Tencor /1/                                                 9,826                 454,453
 Novellus Systems /1/                                           7,028                 183,782
 Teradyne /1/                                                   9,763                 136,975
                                                                                    2,132,736
STEEL PRODUCERS (0.13%)
 Nucor                                                          7,998                 449,168
 United States Steel                                            5,715                 296,037
                                                                                      745,205
STEEL-SPECIALTY (0.02%)
 Allegheny Technologies                                         4,801                 115,224
TELECOMMUNICATION EQUIPMENT (0.68%)
 ADC Telecommunications /1/                                    40,666                 104,512
 Andrew /1/                                                     8,084                 105,577
 Comverse Technology /1/                                        9,937                 222,092
 Qualcomm                                                      82,405               3,068,762
 Scientific-Atlanta                                             7,708                 233,630
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (CONTINUED)
                                                                                 $
 Tellabs /1/                                                   23,227                 165,376
                                                                                    3,899,949
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.17%)
 CIENA /1/                                                     28,746                  73,302
 Corning /1/                                                   70,498                 771,248
 JDS Uniphase /1/                                              72,598                 155,360
                                                                                      999,910
TELECOMMUNICATION SERVICES (0.06%)
 Avaya /1/                                                     23,016                 330,280
TELEPHONE-INTEGRATED (2.70%)
 ALLTEL                                                        15,271                 840,516
 AT&T                                                          40,012                 767,830
 BellSouth                                                     92,092               2,416,494
 CenturyTel                                                     6,765                 220,539
 Citizens Communications                                       16,865                 227,509
 Qwest Communications International /1/                        91,295                 383,439
 SBC Communications                                           166,684               3,960,412
 Sprint                                                        73,954               1,762,324
 Verizon Communications                                       139,210               4,954,484
                                                                                   15,533,547
TELEVISION (0.08%)
 Univision Communications /1/                                  16,249                 443,760
THERAPEUTICS (0.13%)
 Gilead Sciences /1/                                           21,764                 720,388
TOBACCO (1.32%)
 Altria Group                                                 103,194               6,586,873
 Reynolds American                                              7,418                 596,555
 UST                                                            8,307                 420,833
                                                                                    7,604,261
TOOLS-HAND HELD (0.11%)
 Black & Decker                                                 4,059                 334,461
 Snap-On                                                        2,892                  95,754
 Stanley Works                                                  4,135                 196,661
                                                                                      626,876
TOYS (0.10%)
 Hasbro                                                         8,899                 174,420
 Mattel                                                        20,862                 405,766
                                                                                      580,186
TRANSPORT-RAIL (0.49%)
 Burlington Northern Santa Fe                                  18,899                 910,554
 CSX                                                           10,800                 431,676
 Norfolk Southern                                              19,909                 695,222
 Union Pacific                                                 13,050                 777,780
                                                                                    2,815,232
TRANSPORT-SERVICES (0.98%)
 FedEx                                                         15,111               1,445,367
 United Parcel Service                                         56,348               4,208,069
                                                                                    5,653,436
TRAVEL SERVICES (0.03%)
 Sabre Holdings                                                 6,811                 143,712
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRUCKING & LEASING (0.03%)
                                                                                 $
 Ryder System                                                   3,232                 147,218
WEB PORTALS (0.42%)
 Yahoo /1/                                                     69,119               2,433,680
WIRELESS EQUIPMENT (0.34%)
 Motorola                                                     122,392               1,926,450
                                                 TOTAL COMMON STOCKS              557,298,769

                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.16%)
FINANCE-MORTGAGE LOAN/BANKER (3.16%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank
                                                           $                     $
  2.30%; 02/01/05                                          18,157,173              18,157,173
                                              TOTAL COMMERCIAL PAPER               18,157,173
                                                                                 ------------

                               TOTAL PORTFOLIO INVESTMENTS (100.03%)              575,455,942
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.03%)                                    (169,481)
                                          TOTAL NET ASSETS (100.00%)             $575,286,461
                                                                                 ---------------

 Contract                  Opening       Current      Unrealized
   Type      Commitment  Market Value  Market Value   Gain (Loss)
------------------------------------------------------------------
FUTURES CONTRACTS
61 S&P 500     Buy       $18,171,900   $18,020,925    $(150,975)
March, 2005
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $5,419,500 or 0.94% of net assets.
/3 /Affiliated security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 70,868,668
Unrealized Depreciation                       (25,446,585)
                                             ------------
Net Unrealized Appreciation (Depreciation)     45,422,083
Cost for federal income tax purposes         $530,033,859


 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX BAIS)

                                                      OCTOBER 31, 2004           PURCHASES               SALES
                                                     -----------------   -------------------------  ----------------
                                                     SHARES     COST     SHARES             COST    SHARES  PROCEEDS
                                                     -------  ---------  ------            -------  ------  --------
 LARGECAP S&P 500 INDEX FUND
   Principal Financial Group                         14,843   $490,837    589              $23,484    --       $--
 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX BAIS)

                                                      JANUARY 31, 2005
                                                     -----------------
                                                     SHARES      COST
                                                     -------  -----------
 LARGECAP S&P 500 INDEX FUND
   Principal Financial Group                         15,432    $514,321




                                                        REALIZED GAIN/LOSS
                                         DIVIDENDS        ON INVESTMENTS
                                         ---------     --------------------
 LARGECAP S&P 500 INDEX FUND
   Principal Financial Group              $8,164                $--

                            SCHEDULE OF INVESTMENTS
                              LARGECAP VALUE FUND

                          JANUARY 31, 2005 (UNAUDITED)

                                            Shares

                                            Held                                Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (98.96%)
AEROSPACE & DEFENSE (0.82%)
                                                                            $
 Northrop Grumman                                         23,390               1,213,473
AEROSPACE & DEFENSE EQUIPMENT (2.23%)
 DRS Technologies /1/                                     10,050                 408,030
 General Dynamics                                         12,770               1,318,503
 United Technologies                                      15,730               1,583,696
                                                                               3,310,229
APPAREL MANUFACTURERS (0.29%)
 Polo Ralph Lauren                                        10,920                 425,334
APPLICATIONS SOFTWARE (1.22%)
 Microsoft                                                68,880               1,810,166
ATHLETIC FOOTWEAR (0.50%)
 Nike                                                      8,640                 748,483
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.47%)
 Paccar                                                    9,880                 698,121
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.36%)
 Autoliv                                                  11,190                 527,609
BEVERAGES-WINE & SPIRITS (0.41%)
 Brown-Forman                                             12,540                 604,804
BUILDING-RESIDENTIAL & COMMERCIAL (1.39%)
 DR Horton                                                17,240                 685,807
 MDC Holdings                                              9,100                 662,480
 Pulte                                                    10,740                 709,699
                                                                               2,057,986
CABLE TV (0.69%)
 Comcast /1/                                              31,920               1,027,505
CHEMICALS-SPECIALTY (1.22%)
 Cabot                                                    16,600                 581,000
 Eastman Chemical                                         10,050                 544,208
 Sigma-Aldrich                                            11,010                 691,978
                                                                               1,817,186
COMMERCIAL BANKS (1.63%)
 BB&T                                                     23,780                 938,597
 North Fork Bancorp                                       28,800                 826,560
 UnionBanCal                                              10,519                 647,760
                                                                               2,412,917
COMPUTER AIDED DESIGN (0.31%)
 Autodesk                                                 15,810                 464,340
COMPUTERS (1.77%)
 Hewlett-Packard                                          36,560                 716,210
 International Business Machines                          20,530               1,917,913
                                                                               2,634,123
COMPUTERS-INTEGRATED SYSTEMS (0.56%)
 Brocade Communications Systems /1/                       57,370                 355,694
 NCR /1/                                                  14,060                 480,571
                                                                                 836,265
COMPUTERS-MEMORY DEVICES (0.54%)
 EMC /1/                                                  60,900                 797,790
                                            Shares

                                            Held                                Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONSUMER PRODUCTS-MISCELLANEOUS (0.39%)
                                                                            $
 Scotts /1/                                                8,620                 585,815
CONTAINERS-METAL & GLASS (0.42%)
 Ball                                                     14,588                 623,199
COSMETICS & TOILETRIES (0.99%)
 Gillette                                                 12,870                 652,766
 Procter & Gamble                                         15,400                 819,742
                                                                               1,472,508
DIRECT MARKETING (0.40%)
 Harte-Hanks                                              22,550                 596,448
DIVERSIFIED MANUFACTURING OPERATIONS (5.43%)
 Eaton                                                    10,240                 696,218
 General Electric                                        203,856               7,365,317
                                                                               8,061,535
ELECTRIC PRODUCTS-MISCELLANEOUS (0.76%)
 Emerson Electric                                         16,810               1,130,304
ELECTRIC-INTEGRATED (4.22%)
 Constellation Energy Group                               16,410                 820,500
 Duke Energy                                              49,910               1,337,089
 Edison International                                     30,240                 981,893
 Exelon                                                   25,260               1,117,755
 PPL                                                      10,950                 591,300
 TXU                                                      20,580               1,424,136
                                                                               6,272,673
ENGINES-INTERNAL COMBUSTION (0.43%)
 Cummins Engine                                            8,180                 635,341
FINANCE-AUTO LOANS (0.28%)
 WFS Financial /1/                                         8,420                 420,579
FINANCE-COMMERCIAL (0.52%)
 CIT Group                                                19,144                 772,843
FINANCE-CREDIT CARD (1.03%)
 Capital One Financial                                     8,380                 655,986
 MBNA                                                     32,760                 870,761
                                                                               1,526,747
FINANCE-INVESTMENT BANKER & BROKER (9.13%)
 Bear Stearns                                              9,440                 954,007
 Citigroup                                               109,944               5,392,753
 Goldman Sachs Group                                      15,322               1,652,478
 Lehman Brothers Holdings                                 16,349               1,490,865
 Merrill Lynch                                            35,090               2,107,856
 Morgan Stanley                                           35,010               1,959,160
                                                                              13,557,119
FINANCIAL GUARANTEE INSURANCE (0.92%)
 Ambac Financial Group                                     8,930                 686,538
 MGIC Investment                                          10,740                 686,286
                                                                               1,372,824
FOOD-FLOUR & GRAIN (0.75%)
 Archer Daniels Midland                                   46,170               1,117,314
FOOD-MEAT PRODUCTS (0.34%)
 Hormel Foods                                             15,940                 502,110
                                            Shares

                                            Held                                Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GAS-DISTRIBUTION (0.94%)
                                                                            $
 Energen                                                  12,810                 751,178
 ONEOK                                                    23,480                 650,396
                                                                               1,401,574
HOTELS & MOTELS (0.50%)
 Starwood Hotels & Resorts Worldwide                      12,720                 736,361
HUMAN RESOURCES (0.51%)
 Robert Half International                                25,186                 764,143
INSTRUMENTS-SCIENTIFIC (0.30%)
 Applied Biosystems Group                                 21,960                 440,298
INTERNET SECURITY (0.32%)
 Symantec /1/                                             20,560                 480,076
MACHINERY TOOLS & RELATED PRODUCTS (0.46%)
 Lincoln Electric Holdings                                21,450                 689,617
MACHINERY-FARM (0.62%)
 Deere                                                    13,230                 918,559
MEDICAL PRODUCTS (0.47%)
 Zimmer Holdings /1/                                       8,820                 695,457
MEDICAL-BIOMEDICAL/GENE (0.37%)
 Affymetrix /1/                                           13,250                 545,370
MEDICAL-HMO (1.06%)
 Aetna                                                     6,740                 856,317
 WellPoint /1/                                             5,930                 720,495
                                                                               1,576,812
METAL PROCESSORS & FABRICATION (0.39%)
 Worthington Industries                                   28,310                 579,789
METAL-ALUMINUM (0.48%)
 Century Aluminum /1/                                     28,810                 717,945
METAL-COPPER (0.31%)
 Southern Peru Copper                                      9,830                 462,895
MISCELLANEOUS INVESTING (2.54%)
 Archstone-Smith Trust                                    16,810                 576,583
 CenterPoint Properties Trust                             13,640                 579,018
 Kimco Realty                                             12,840                 680,263
 Prologis Trust                                           15,110                 576,296
 Simon Property Group                                     15,420                 914,406
 Ventas                                                   17,140                 438,784
                                                                               3,765,350
MONEY CENTER BANKS (4.88%)
 Bank of America                                         104,384               4,840,286
 JP Morgan Chase                                          64,438               2,405,471
                                                                               7,245,757
MULTI-LINE INSURANCE (3.54%)
 American International Group                              6,720                 445,469
 Cigna                                                     9,630                 772,807
 Hartford Financial Services Group                        15,740               1,059,145
 HCC Insurance Holdings                                   14,860                 488,448
 MetLife                                                  26,780               1,064,505
                                            Shares

                                            Held                                Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                            $
 Prudential Financial                                     26,450               1,425,919
                                                                               5,256,293
MULTIMEDIA (2.97%)
 McGraw-Hill                                               8,710                 788,255
 Time Warner /1/                                         112,100               2,017,800
 Walt Disney                                              55,990               1,602,994
                                                                               4,409,049
NETWORKING PRODUCTS (0.29%)
 Network Appliance /1/                                    13,300                 423,472
OIL COMPANY-EXPLORATION & PRODUCTION (1.65%)
 Apache                                                   22,290               1,213,022
 Devon Energy                                             30,250               1,230,267
                                                                               2,443,289
OIL COMPANY-INTEGRATED (9.30%)
 ChevronTexaco                                            35,184               1,914,010
 ConocoPhillips                                           24,319               2,256,560
 Exxon Mobil                                             158,929               8,200,736
 Occidental Petroleum                                     24,563               1,433,988
                                                                              13,805,294
OPTICAL SUPPLIES (0.47%)
 Bausch & Lomb                                             9,600                 699,744
PAPER & RELATED PRODUCTS (0.56%)
 Georgia-Pacific                                          25,740                 826,254
PIPELINES (0.49%)
 Questar                                                  14,451                 734,111
POULTRY (0.34%)
 Pilgrims Pride                                           14,430                 504,473
PROPERTY & CASUALTY INSURANCE (1.16%)
 Chubb                                                    11,240                 837,155
 First American                                           14,020                 518,460
 State Auto Financial                                     13,740                 363,835
                                                                               1,719,450
PUBLICLY TRADED INVESTMENT FUND (4.21%)
 iShares Russell 1000 Value Index Fund                    95,820               6,248,422
PUBLISHING-NEWSPAPERS (0.29%)
 Washington Post                                             471                 430,730
RECYCLING (0.40%)
 Metal Management /1/                                     21,949                 591,306
REGIONAL BANKS (6.12%)
 Comerica                                                 14,820                 857,485
 KeyCorp                                                  31,120               1,040,030
 National City                                            26,230                 932,477
 SunTrust Banks                                           19,380               1,395,748
 U.S. Bancorp                                             14,800                 444,740
 Wachovia                                                 50,954               2,794,827
 Wells Fargo                                              26,490               1,623,837
                                                                               9,089,144
RETAIL-APPAREL & SHOE (0.44%)
 Nordstrom                                                13,510                 651,858
                                            Shares

                                            Held                                Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DISCOUNT (0.80%)
                                                                            $
 Costco Wholesale                                         25,070               1,185,059
RETAIL-MAJOR DEPARTMENT STORE (0.68%)
 J.C. Penney                                              23,720               1,013,318
RETAIL-REGIONAL DEPARTMENT STORE (0.35%)
 Neiman Marcus Group                                       7,750                 518,475
RETAIL-RESTAURANTS (1.71%)
 McDonald's                                               55,530               1,798,617
 Yum! Brands                                              15,850                 734,647
                                                                               2,533,264
TELECOMMUNICATION SERVICES (0.39%)
 Premiere Global Services /1/                             58,780                 577,807
TELEPHONE-INTEGRATED (4.34%)
 AT&T                                                     56,660               1,087,305
 BellSouth                                                53,750               1,410,400
 SBC Communications                                       97,740               2,322,303
 Verizon Communications                                   45,621               1,623,651
                                                                               6,443,659
TOBACCO (2.69%)
 Altria Group                                             35,290               2,252,561
 Loews - Carolina Group                                   21,910                 687,755
 Reynolds American                                        13,060               1,050,285
                                                                               3,990,601
TRANSPORT-AIR FREIGHT (0.40%)
 CNF                                                      12,590                 590,597
TRANSPORT-RAIL (0.80%)
 Burlington Northern Santa Fe                             24,740               1,191,973
                                            TOTAL COMMON STOCKS              146,931,335


                                            Principal
                                             Amount                              Value

------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.92%)
FINANCE-MORTGAGE LOAN/BANKER (1.92%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                       $                    $
  2.30%; 02/01/05                                      2,857,065               2,857,065
                                         TOTAL COMMERCIAL PAPER                2,857,065
                                                                            ------------

                          TOTAL PORTFOLIO INVESTMENTS (100.88%)              149,788,400
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.88%)                             (1,311,357)
                                     TOTAL NET ASSETS (100.00%)             $148,477,043
                                                                            ---------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 12,314,554
Unrealized Depreciation                        (1,909,624)
                                             ------------
Net Unrealized Appreciation (Depreciation)     10,404,930
Cost for federal income tax purposes         $139,383,470

                            SCHEDULE OF INVESTMENTS
                               MIDCAP BLEND FUND

                          JANUARY 31, 2005 (UNAUDITED)

                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (98.26%)
ADVERTISING AGENCIES (0.78%)
                                                                                $
 Interpublic Group /1/                                        65,871                 859,617
AEROSPACE & DEFENSE (0.49%)
 Rockwell Collins                                             12,545                 538,181
AEROSPACE & DEFENSE EQUIPMENT (1.36%)
 Alliant Techsystems /1/                                      22,704               1,511,632
AGRICULTURAL OPERATIONS (0.66%)
 Delta & Pine Land                                            24,919                 733,615
APPAREL MANUFACTURERS (0.77%)
 Polo Ralph Lauren                                            21,889                 852,577
APPLICATIONS SOFTWARE (0.73%)
 Intuit /1/                                                   20,669                 806,091
AUDIO & VIDEO PRODUCTS (0.01%)
 Polycom /1/                                                     634                  10,956
BEVERAGES-NON-ALCOHOLIC (0.41%)
 Coca-Cola Enterprises                                        20,812                 456,823
BROADCASTING SERVICES & PROGRAMMING (1.71%)
 Liberty Media /1/                                           181,196               1,891,686
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (1.04%)
 Vulcan Materials                                             20,328               1,148,125
BUILDING PRODUCTS-WOOD (0.70%)
 Rayonier                                                     17,549                 780,931
CABLE TV (0.65%)
 Liberty Media International /1/                              16,024                 725,567
CASINO HOTELS (1.49%)
 Harrah's Entertainment                                       26,111               1,651,260
CASINO SERVICES (0.74%)
 International Game Technology                                26,223                 820,780
COMMERCIAL BANKS (5.52%)
 M&T Bank                                                     12,364               1,265,579
 Marshall & Ilsley                                            15,121                 647,330
 North Fork Bancorp                                           50,426               1,447,226
 TCF Financial                                                98,007               2,754,977
                                                                                   6,115,112
COMMERCIAL SERVICE-FINANCE (2.54%)
 Dun & Bradstreet /1/                                         16,883                 980,902
 MoneyGram International                                      30,849                 598,471
 Paychex                                                      40,385               1,231,339
                                                                                   2,810,712
COMMERCIAL SERVICES (3.83%)
 Arbitron /1/                                                 41,102               1,681,072
 Magellan Health Services /1/                                 16,652                 618,455
 ServiceMaster                                                60,178                 775,694
 Weight Watchers International /1/                            24,995               1,171,266
                                                                                   4,246,487
COMPUTER SERVICES (2.64%)
 Ceridian /1/                                                 51,178                 905,851
 DST Systems /1/                                              22,571               1,094,242
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (CONTINUED)
                                                                                $
 Sungard Data Systems /1/                                     21,290                 572,488
 Unisys /1/                                                   45,418                 356,531
                                                                                   2,929,112
COMPUTERS-INTEGRATED SYSTEMS (3.03%)
 Diebold                                                      32,792               1,765,521
 NCR /1/                                                      46,770               1,598,599
                                                                                   3,364,120
COMPUTERS-MEMORY DEVICES (1.33%)
 Storage Technology /1/                                       46,858               1,475,558
COMPUTERS-PERIPHERAL EQUIPMENT (1.06%)
 Lexmark International /1/                                    14,115               1,176,485
COSMETICS & TOILETRIES (0.38%)
 International Flavors & Fragrances                            9,872                 416,796
DATA PROCESSING & MANAGEMENT (0.99%)
 Certegy                                                      10,318                 361,130
 Reynolds & Reynolds                                          27,107                 739,208
                                                                                   1,100,338
DENTAL SUPPLIES & EQUIPMENT (0.82%)
 Dentsply International                                       16,130                 904,409
DIVERSIFIED MANUFACTURING OPERATIONS (1.00%)
 Dover                                                        15,785                 604,566
 Lancaster Colony                                             11,830                 500,527
                                                                                   1,105,093
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.85%)
 Aramark                                                      36,449                 947,310
ELECTRIC-INTEGRATED (1.80%)
 Ameren                                                       25,605               1,283,323
 Scana                                                        18,228                 711,803
                                                                                   1,995,126
ELECTRONIC COMPONENTS-MISCELLANEOUS (2.28%)
 Gentex                                                       74,869               2,532,818
FOOD-CANNED (1.03%)
 Del Monte Foods /1/                                         101,058               1,139,934
FOOD-DAIRY PRODUCTS (0.51%)
 Dean Foods /1/                                               16,139                 568,577
FOOD-MISCELLANEOUS/DIVERSIFIED (0.82%)
 McCormick                                                    24,559                 912,858
HOSPITAL BEDS & EQUIPMENT (0.96%)
 Hillenbrand Industries                                       19,561               1,062,749
INSURANCE BROKERS (1.75%)
 Aon                                                          53,864               1,224,868
 Arthur J. Gallagher                                          24,102                 714,624
                                                                                   1,939,492
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.37%)
 Eaton Vance                                                  20,964                 524,729
 Federated Investors                                          33,847                 994,425
                                                                                   1,519,154
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (1.53%)
                                                                                $
 Aflac                                                        20,378                 805,135
 Torchmark                                                    16,395                 895,167
                                                                                   1,700,302
LINEN SUPPLY & RELATED ITEMS (1.94%)
 Cintas                                                       49,432               2,150,292
LOTTERY SERVICES (1.13%)
 GTECH Holdings                                               53,639               1,254,080
MACHINERY-PRINT TRADE (1.30%)
 Zebra Technologies /1/                                       28,319               1,442,287
MEDICAL INFORMATION SYSTEM (2.00%)
 IMS Health                                                   94,917               2,219,159
MEDICAL INSTRUMENTS (2.57%)
 Beckman Coulter                                              16,362               1,096,254
 Biomet                                                       22,613                 960,600
 Edwards Lifesciences /1/                                     13,193                 536,955
 Guidant                                                       3,459                 250,743
                                                                                   2,844,552
MEDICAL LABORATORY & TESTING SERVICE (1.39%)
 Laboratory Corp. of America Holdings /1/                     32,172               1,539,430
MEDICAL PRODUCTS (1.77%)
 Becton Dickinson                                             16,562                 938,237
 Varian Medical Systems /1/                                   27,043               1,020,333
                                                                                   1,958,570
MEDICAL-DRUGS (2.85%)
 Medimmune /1/                                                51,649               1,221,757
 Shire Pharmaceuticals Group                                  21,359                 747,565
 Valeant Pharmaceuticals International                        47,467               1,185,251
                                                                                   3,154,573
MEDICAL-HMO (0.69%)
 Coventry Health Care /1/                                     13,470                 766,429
MEDICAL-HOSPITALS (0.50%)
 Health Management Associates                                 25,241                 557,321
METAL-DIVERSIFIED (1.08%)
 Freeport-McMoran Copper & Gold                               32,652               1,201,920
MISCELLANEOUS INVESTING (0.90%)
 AMB Property                                                 13,524                 503,499
 Kimco Realty                                                    840                  44,503
 Prologis Trust                                               11,756                 448,374
                                                                                     996,376
MULTI-LINE INSURANCE (1.06%)
 Loews                                                        17,339               1,179,052
MULTIMEDIA (0.51%)
 E.W. Scripps                                                 12,275                 569,069
NETWORKING PRODUCTS (0.27%)
 3Com /1/                                                     82,106                 301,329
NON-HAZARDOUS WASTE DISPOSAL (2.35%)
 Republic Services                                            55,353               1,824,988
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NON-HAZARDOUS WASTE DISPOSAL (CONTINUED)
                                                                                $
 Waste Management                                             27,026                 783,754
                                                                                   2,608,742
OFFICE AUTOMATION & EQUIPMENT (0.58%)
 Pitney Bowes                                                 14,296                 639,603
OIL COMPANY-EXPLORATION & PRODUCTION (3.43%)
 Apache                                                       16,564                 901,413
 Encore Acquisition /1/                                       14,175                 528,727
 Pioneer Natural Resources                                    29,905               1,148,053
 XTO Energy                                                   34,202               1,228,194
                                                                                   3,806,387
OIL COMPANY-INTEGRATED (0.87%)
 Marathon Oil                                                 24,841                 962,092
OIL-FIELD SERVICES (1.72%)
 BJ Services                                                  25,684               1,234,116
 Weatherford International /1/                                12,381                 671,917
                                                                                   1,906,033
PHOTO EQUIPMENT & SUPPLIES (0.88%)
 Eastman Kodak                                                29,387                 972,416
PIPELINES (2.05%)
 Equitable Resources                                          14,742                 840,884
 Questar                                                      28,084               1,426,667
                                                                                   2,267,551
POWER CONVERTER & SUPPLY EQUIPMENT (0.83%)
 American Power Conversion                                    43,123                 917,226
PROPERTY & CASUALTY INSURANCE (3.41%)
 Fidelity National Financial                                  46,483               2,036,885
 Leucadia National                                            13,662                 494,701
 Mercury General                                              21,854               1,243,493
                                                                                   3,775,079
REAL ESTATE OPERATOR & DEVELOPER (0.99%)
 Catellus Development                                         17,540                 470,423
 Forest City Enterprises                                      10,813                 626,721
                                                                                   1,097,144
REINSURANCE (1.56%)
 Everest Re Group                                             19,915               1,730,613
RETAIL-APPAREL & SHOE (0.71%)
 Ross Stores                                                  27,634                 790,885
RETAIL-DISCOUNT (1.48%)
 TJX                                                          65,625               1,643,250
RETAIL-JEWELRY (0.79%)
 Tiffany                                                      27,865                 875,797
RETAIL-REGIONAL DEPARTMENT STORE (0.84%)
 Neiman Marcus Group                                          13,904                 930,178
RETAIL-RESTAURANTS (1.61%)
 Yum! Brands                                                  38,606               1,789,388
TELEPHONE-INTEGRATED (2.48%)
 Citizens Communications                                     145,276               1,959,773
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
                                                                                $
 Telephone & Data Systems                                      9,624                 792,248
                                                                                   2,752,021
TEXTILE-HOME FURNISHINGS (1.24%)
 Mohawk Industries /1/                                        15,548               1,376,153
TOBACCO (1.49%)
 UST                                                          32,500               1,646,450
TOYS (0.82%)
 Mattel                                                       46,709                 908,490
TRANSPORT-TRUCK (0.59%)
 Heartland Express                                            31,047                 659,438
                                                TOTAL COMMON STOCKS              108,939,758

                                                Principal

                                                Amount                              Value

----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.84%)
FINANCE-MORTGAGE LOAN/BANKER (1.84%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank
                                                           $                    $
  2.30%; 02/01/05                                          2,046,411               2,046,411
                                             TOTAL COMMERCIAL PAPER                2,046,411
                                                                                ------------

                              TOTAL PORTFOLIO INVESTMENTS (100.10%)              110,986,169
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.10%)                                   (116,073)
                                         TOTAL NET ASSETS (100.00%)             $110,870,096
                                                                                ---------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $13,869,489
Unrealized Depreciation                       (1,855,144)
                                             -----------
Net Unrealized Appreciation (Depreciation)    12,014,345
Cost for federal income tax purposes         $98,971,824

                            SCHEDULE OF INVESTMENTS
                               MIDCAP GROWTH FUND

                          JANUARY 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (97.02%)
ADVERTISING SERVICES (2.18%)
                                                                         $
 Getty Images /1/                                       5,289                368,643
AUDIO & VIDEO PRODUCTS (1.97%)
 Harman International Industries                        2,743                333,686
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.61%)
 Oshkosh Truck                                          1,400                102,746
CABLE TV (2.57%)
 Cablevision Systems /1/                               15,900                435,501
CASINO SERVICES (1.58%)
 Scientific Games /1/                                  10,382                267,025
CELLULAR TELECOMMUNICATIONS (2.67%)
 Alamosa Holdings /1/                                  35,361                452,621
COAL (1.71%)
 Massey Energy                                          7,639                289,747
COMMERCIAL SERVICES (1.81%)
 Alliance Data Systems /1/                              7,052                306,198
COMPUTER GRAPHICS (1.06%)
 Pixar /1/                                              2,057                179,309
CONTAINERS-METAL & GLASS (1.47%)
 Owens-Illinois /1/                                    10,979                249,443
DATA PROCESSING & MANAGEMENT (0.97%)
 NAVTEQ /1/                                             4,309                164,992
DECISION SUPPORT SOFTWARE (2.65%)
 Cognos /1/                                            10,873                449,816
DISPOSABLE MEDICAL PRODUCTS (3.29%)
 C.R. Bard                                              8,227                557,791
E-COMMERCE-SERVICES (2.35%)
 Monster Worldwide /1/                                 12,733                398,416
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.01%)
 ATI Technologies /1/                                   9,834                170,423
 Broadcom /1/                                          10,676                339,817
                                                                             510,240
ELECTRONIC MEASUREMENT INSTRUMENTS (2.30%)
 Trimble Navigation /1/                                10,970                390,093
FINANCE-INVESTMENT BANKER & BROKER (2.41%)
 Legg Mason                                             5,289                408,469
FINANCE-MORTGAGE LOAN/BANKER (1.49%)
 Doral Financial                                        5,856                253,272
FOOD-DAIRY PRODUCTS (1.00%)
 Dean Foods /1/                                         4,800                169,104
HOME FURNISHINGS (1.81%)
 Tempur-Pedic International /1/                        14,343                306,797
HOSPITAL BEDS & EQUIPMENT (1.02%)
 Kinetic Concepts /1/                                   2,660                172,900
                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOTELS & MOTELS (0.96%)
                                                                         $
 Hilton Hotels                                          7,347                163,471
HUMAN RESOURCES (1.02%)
 Robert Half International                              5,681                172,362
INDUSTRIAL AUTOMATION & ROBOTS (3.67%)
 Rockwell International                                10,970                621,450
INSTRUMENTS-SCIENTIFIC (1.53%)
 Fisher Scientific International /1/                    4,114                259,799
INTERNET SECURITY (1.33%)
 VeriSign /1/                                           8,718                225,273
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.49%)
 T. Rowe Price Group                                    4,212                252,088
LEISURE & RECREATION PRODUCTS (1.92%)
 Brunswick                                              7,053                325,284
MACHINERY-PRINT TRADE (1.94%)
 Zebra Technologies /1/                                 6,464                329,212
MEDICAL INSTRUMENTS (1.24%)
 Beckman Coulter                                        3,134                209,978
MEDICAL PRODUCTS (2.14%)
 Zimmer Holdings /1/                                    4,604                363,025
MEDICAL-HMO (1.03%)
 Sierra Health Services /1/                             3,169                174,073
NETWORKING PRODUCTS (0.98%)
 Juniper Networks /1/                                   6,616                166,260
OIL & GAS DRILLING (4.42%)
 Diamond Offshore Drilling                              7,806                341,668
 Noble /1/                                              7,639                407,541
                                                                             749,209
OIL COMPANY-EXPLORATION & PRODUCTION (5.22%)
 Bill Barrett /1/                                       5,486                173,248
 EOG Resources                                          5,192                385,506
 Quicksilver Resources /1/                              7,346                326,383
                                                                             885,137
RADIO (3.00%)
 Sirius Satellite Radio /1/                            29,092                192,589
 XM Satellite Radio Holdings /1/                        9,893                315,686
                                                                             508,275
REAL ESTATE MANAGEMENT & SERVICES (1.50%)
 CB Richard Ellis Group /1/                             7,249                253,642
RETAIL-APPAREL & SHOE (4.64%)
 American Eagle Outfitters                              7,543                383,184
 Chico's FAS /1/                                        7,641                402,528
                                                                             785,712
RETAIL-CATALOG SHOPPING (1.74%)
 MSC Industrial Direct                                  8,495                294,097
RETAIL-MUSIC STORE (0.73%)
 Guitar Center /1/                                      2,155                123,374
                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (1.03%)
                                                                         $
 Darden Restaurants                                     5,878                173,754
TELECOMMUNICATION EQUIPMENT (6.20%)
 Comverse Technology /1/                               19,689                440,049
 Harris                                                 9,413                609,680
                                                                           1,049,729
TELECOMMUNICATION SERVICES (0.90%)
 Avaya /1/                                             10,650                152,827
 McLeodUSA /1/ /2/                                    109,825                      -
                                                                             152,827
THERAPEUTICS (2.38%)
 Eyetech Pharmaceuticals /1/                            6,419                236,604
 MGI Pharma /1/                                         7,378                167,407
                                                                             404,011
WEB HOSTING & DESIGN (2.65%)
 Macromedia /1/                                        13,098                448,476
WIRELESS EQUIPMENT (3.43%)
 American Tower /1/                                    18,122                328,371
 Spectrasite /1/                                        4,309                252,507
                                                                             580,878
                                         TOTAL COMMON STOCKS              16,438,205
                                                                         -----------

                        TOTAL PORTFOLIO INVESTMENTS (97.02%)              16,438,205
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES
 (2.98%)                                                                     505,419
                                  TOTAL NET ASSETS (100.00%)             $16,943,624
                                                                         -------------

/1 /Non-income producing security.
/2 /Market value is determined in accordance with procedures established in good faith by the Board of Directors.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $   895,626
Unrealized Depreciation                         (598,448)
                                             -----------
Net Unrealized Appreciation (Depreciation)       297,178
Cost for federal income tax purposes         $16,141,027

                            SCHEDULE OF INVESTMENTS
                           MIDCAP S&P 400 INDEX FUND

                          JANUARY 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                               Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (95.71%)
AEROSPACE & DEFENSE (0.12%)
                                                                              $
 Titan /1/                                                   5,210                 87,528
AEROSPACE & DEFENSE EQUIPMENT (0.27%)
 Alliant Techsystems /1/                                     2,317                154,266
 Sequa /1/                                                     644                 37,835
                                                                                  192,101
AIRLINES (0.31%)
 AirTran Holdings /1/                                        5,273                 45,031
 Alaska Air Group /1/                                        1,654                 49,273
 JetBlue Airways /1/                                         6,373                126,122
                                                                                  220,426
APPLICATIONS SOFTWARE (0.26%)
 Keane /1/                                                   3,815                 49,862
 National Instruments                                        4,869                133,119
                                                                                  182,981
AUCTION HOUSE & ART DEALER (0.27%)
 ADESA                                                       5,638                116,537
 Sotheby's Holdings /1/                                      3,904                 70,038
                                                                                  186,575
AUDIO & VIDEO PRODUCTS (0.87%)
 Harman International Industries                             4,120                501,198
 Polycom /1/                                                 6,028                104,164
                                                                                  605,362
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.80%)
 ArvinMeritor                                                4,268                 81,263
 BorgWarner                                                  3,455                185,499
 Lear                                                        4,142                223,668
 Modine Manufacturing                                        2,127                 67,064
                                                                                  557,494
BATTERIES & BATTERY SYSTEMS (0.36%)
 Energizer Holdings /1/                                      4,453                252,084
BEVERAGES-NON-ALCOHOLIC (0.26%)
 PepsiAmericas                                               8,518                181,007
BEVERAGES-WINE & SPIRITS (0.49%)
 Constellation Brands /1/                                    6,638                344,645
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.12%)
 Dycom Industries /1/                                        2,989                 81,062
BUILDING PRODUCTS-AIR & HEATING (0.13%)
 York International                                          2,555                 92,798
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.23%)
 Martin Marietta Materials                                   2,954                159,575
BUILDING PRODUCTS-WOOD (0.19%)
 Rayonier                                                    3,065                136,392
BUILDING-HEAVY CONSTRUCTION (0.09%)
 Granite Construction                                        2,559                 63,719
BUILDING-MAINTENANCE & SERVICE (0.10%)
 Rollins                                                     2,809                 69,663
BUILDING-RESIDENTIAL & COMMERCIAL (2.66%)
 DR Horton                                                  14,346                570,684
                                              Shares

                                              Held                               Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-RESIDENTIAL & COMMERCIAL (CONTINUED)
                                                                              $
 Hovnanian Enterprises /1/                                   3,757                196,265
 Lennar                                                      9,605                542,394
 Ryland Group                                                2,925                189,745
 Toll Brothers /1/                                           4,596                358,810
                                                                                1,857,898
CAPACITORS (0.06%)
 Kemet /1/                                                   5,322                 44,971
CASINO HOTELS (1.26%)
 Boyd Gaming                                                 5,360                213,328
 Caesars Entertainment /1/                                  19,256                372,219
 Mandalay Resort Group                                       4,152                293,131
                                                                                  878,678
CHEMICALS-DIVERSIFIED (0.92%)
 FMC /1/                                                     2,269                107,074
 Lyondell Chemical                                          14,861                437,211
 Olin                                                        4,318                 96,162
                                                                                  640,447
CHEMICALS-SPECIALTY (1.09%)
 Albemarle                                                   2,808                 98,589
 Cabot                                                       3,795                132,825
 Cabot Microelectronics /1/                                  1,525                 46,406
 Crompton                                                    7,059                 82,237
 Cytec Industries                                            2,438                124,338
 Ferro                                                       2,577                 51,102
 Lubrizol                                                    4,104                147,867
 Minerals Technologies                                       1,260                 78,725
                                                                                  762,089
COAL (0.68%)
 Arch Coal                                                   3,835                140,169
 Peabody Energy                                              3,974                336,797
                                                                                  476,966
COATINGS & PAINT (0.40%)
 RPM                                                         7,159                126,213
 Valspar                                                     3,160                154,840
                                                                                  281,053
COMMERCIAL BANKS (3.97%)
 Associated Banc-Corp                                        7,963                263,018
 Bank of Hawaii                                              3,258                156,091
 Banknorth Group                                            10,819                387,969
 City National                                               3,025                211,115
 Colonial BancGroup                                          8,227                166,021
 Commerce Bancorp.                                           4,880                280,795
 Cullen/Frost Bankers                                        3,205                150,507
 FirstMerit                                                  5,185                137,402
 Greater Bay Bancorp                                         3,137                 85,546
 Hibernia                                                    9,537                251,014
 Mercantile Bankshares                                       4,871                246,619
 Silicon Valley Bancshares /1/                               2,214                 96,619
 TCF Financial                                               8,536                239,947
 Westamerica Bancorp.                                        1,959                101,711
                                                                                2,774,374
COMMERCIAL SERVICE-FINANCE (0.67%)
 Deluxe                                                      3,077                117,757
                                              Shares

                                              Held                               Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICE-FINANCE (CONTINUED)
                                                                              $
 Dun & Bradstreet /1/                                        4,273                248,261
 MoneyGram International                                     5,448                105,691
                                                                                  471,709
COMMERCIAL SERVICES (0.43%)
 Alliance Data Systems /1/                                   5,023                218,099
 Plexus /1/                                                  2,655                 30,585
 Quanta Services /1/                                         7,210                 53,931
                                                                                  302,615
COMPUTER AIDED DESIGN (0.32%)
 Cadence Design Systems /1/                                 16,630                221,678
COMPUTER SERVICES (1.19%)
 BISYS Group /1/                                             7,395                113,661
 Ceridian /1/                                                9,140                161,778
 Cognizant Technology Solutions /1/                          8,178                309,946
 DST Systems /1/                                             5,152                249,769
                                                                                  835,154
COMPUTERS-INTEGRATED SYSTEMS (0.87%)
 Diebold                                                     4,394                236,573
 Jack Henry & Associates                                     5,565                115,696
 McData /1/                                                  7,264                 30,509
 Mentor Graphics /1/                                         4,695                 65,401
 Synopsys /1/                                                9,356                159,052
                                                                                  607,231
COMPUTERS-MEMORY DEVICES (0.65%)
 SanDisk /1/                                                10,021                247,519
 Storage Technology /1/                                      6,555                206,417
                                                                                  453,936
CONSULTING SERVICES (0.11%)
 Gartner /1/                                                 6,814                 76,998
CONSUMER PRODUCTS-MISCELLANEOUS (0.56%)
 American Greetings                                          4,214                101,726
 Blyth                                                       2,516                 79,028
 Scotts /1/                                                  2,023                137,483
 Tupperware                                                  3,602                 72,436
                                                                                  390,673
CONTAINERS-PAPER & PLASTIC (0.50%)
 Longview Fibre /1/                                          3,142                 48,796
 Packaging Corp. of America                                  6,578                146,755
 Sonoco Products                                             6,045                156,928
                                                                                  352,479
DATA PROCESSING & MANAGEMENT (1.51%)
 Acxiom                                                      5,308                122,508
 Certegy                                                     3,844                134,540
 Choicepoint /1/                                             5,456                250,976
 CSG Systems International /1/                               3,142                 56,933
 Fair, Isaac                                                 4,325                149,429
 Reynolds & Reynolds                                         3,974                108,371
 SEI Investments                                             6,305                235,555
                                                                                1,058,312
DECISION SUPPORT SOFTWARE (0.09%)
 Wind River Systems /1/                                      5,059                 63,490
                                              Shares

                                              Held                               Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DENTAL SUPPLIES & EQUIPMENT (0.96%)
                                                                              $
 Dentsply International                                      4,963                278,275
 Patterson /1/                                               8,439                393,089
                                                                                  671,364
DIAGNOSTIC EQUIPMENT (0.46%)
 Cytyc /1/                                                   6,872                172,144
 Gen-Probe /1/                                               3,058                149,261
                                                                                  321,405
DIALYSIS CENTERS (0.23%)
 Renal Care Group /1/                                        4,144                158,135
DIRECT MARKETING (0.32%)
 Catalina Marketing                                          3,215                 82,625
 Harte-Hanks                                                 5,248                138,810
                                                                                  221,435
DISTRIBUTION-WHOLESALE (1.04%)
 CDW                                                         5,112                299,052
 Fastenal                                                    4,667                280,627
 Tech Data /1/                                               3,575                150,257
                                                                                  729,936
DIVERSIFIED MANUFACTURING OPERATIONS (1.86%)
 Brink's                                                     3,490                123,581
 Carlisle                                                    1,914                120,716
 Crane                                                       3,375                 96,188
 Federal Signal                                              2,960                 48,929
 Harsco                                                      2,538                138,549
 Lancaster Colony                                            2,159                 91,347
 Pentair                                                     6,195                274,562
 SPX                                                         4,622                193,662
 Teleflex                                                    2,478                125,759
 Trinity Industries                                          2,925                 88,481
                                                                                1,301,774
ELECTRIC PRODUCTS-MISCELLANEOUS (0.23%)
 Ametek                                                      4,214                160,975
ELECTRIC-INTEGRATED (4.48%)
 Alliant Energy                                              7,107                195,443
 Black Hills                                                 1,997                 59,491
 DPL /2/                                                     7,781                202,228
 Duquesne Light Holdings                                     4,729                 87,770
 Energy East                                                 9,037                236,769
 Great Plains Energy                                         4,572                138,577
 Hawaiian Electric Industries                                4,956                144,269
 Idacorp                                                     2,564                 77,664
 MDU Resources Group                                         7,264                194,239
 Northeast Utilities                                         7,897                147,674
 NSTAR                                                       3,273                184,204
 OGE Energy                                                  5,473                143,119
 Pepco Holdings                                             11,560                252,586
 PNM Resources                                               3,717                 93,780
 Puget Energy                                                6,131                147,267
 Scana                                                       6,910                269,835
 Sierra Pacific Resources /1/                                7,224                 71,084
 Westar Energy                                               5,282                123,071
 Wisconsin Energy                                            7,198                246,028
                                              Shares

                                              Held                               Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                              $
 WPS Resources                                               2,299                117,479
                                                                                3,132,577
ELECTRONIC COMPONENTS & ACCESSORIES (0.12%)
 Integrated Circuit Systems /1/                              4,324                 82,156
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.42%)
 Gentex                                                      4,776                161,572
 Vishay Intertechnology /1/                                 10,217                133,536
                                                                                  295,108
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.52%)
 Cree /1/                                                    4,544                109,192
 Fairchild Semiconductor International /1/                   7,352                104,913
 International Rectifier /1/                                 4,107                160,789
 Intersil Holding                                            9,259                137,311
 Lattice Semiconductor /1/                                   6,977                 31,327
 Microchip Technology                                       12,692                330,627
 Semtech /1/                                                 4,550                 83,629
 Silicon Laboratories /1/                                    3,195                108,949
                                                                                1,066,737
ELECTRONIC CONNECTORS (0.46%)
 Amphenol /1/                                                5,443                214,073
 Thomas & Betts /1/                                          3,630                106,032
                                                                                  320,105
ELECTRONIC PARTS DISTRIBUTION (0.43%)
 Arrow Electronics /1/                                       7,126                168,245
 Avnet /1/                                                   7,412                132,823
                                                                                  301,068
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.25%)
 Jacobs Engineering Group /1/                                3,465                175,987
ENTERPRISE SOFTWARE & SERVICE (0.29%)
 Advent Software /1/                                         2,005                 38,596
 Ascential Software /1/                                      3,614                 51,717
 Sybase /1/                                                  5,851                113,919
                                                                                  204,232
ENTERTAINMENT SOFTWARE (0.28%)
 Activision /1/                                              8,559                193,433
FIDUCIARY BANKS (0.50%)
 Investors Financial Services                                4,088                206,076
 Wilmington Trust                                            4,143                144,052
                                                                                  350,128
FILTRATION & SEPARATION PRODUCTS (0.23%)
 Donaldson                                                   5,117                159,548
FINANCE-AUTO LOANS (0.33%)
 AmeriCredit /1/                                             9,553                234,526
FINANCE-INVESTMENT BANKER & BROKER (1.42%)
 A.G. Edwards                                                4,699                200,459
 Jefferies Group                                             3,517                137,163
 LaBranche /1/                                               3,693                 36,856
 Legg Mason                                                  6,198                478,672
 Raymond James Financial                                     4,537                141,418
                                                                                  994,568
                                              Shares

                                              Held                               Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCIAL GUARANTEE INSURANCE (0.72%)
                                                                              $
 PMI Group                                                   5,860                233,052
 Radian Group                                                5,651                270,909
                                                                                  503,961
FOOD-CONFECTIONERY (0.39%)
 J.M. Smucker                                                3,590                167,473
 Tootsie Roll Industries                                     3,216                103,459
                                                                                  270,932
FOOD-DAIRY PRODUCTS (0.46%)
 Dean Foods /1/                                              9,167                322,953
FOOD-MEAT PRODUCTS (1.21%)
 Hormel Foods                                                8,536                268,884
 Smithfield Foods /1/                                        6,827                206,653
 Tyson Foods                                                21,714                372,830
                                                                                  848,367
FOOD-MISCELLANEOUS/DIVERSIFIED (0.09%)
 Sensient Technologies                                       2,884                 65,611
FOOD-RETAIL (0.58%)
 Ruddick                                                     2,874                 60,641
 Whole Foods Market                                          3,830                342,479
                                                                                  403,120
FOOTWEAR & RELATED APPAREL (0.20%)
 Timberland /1/                                              2,116                139,106
GAS-DISTRIBUTION (0.79%)
 AGL Resources                                               4,609                159,702
 ONEOK                                                       6,361                176,200
 Vectren                                                     4,674                129,049
 WGL Holdings                                                2,992                 90,837
                                                                                  555,788
GOLF (0.09%)
 Callaway Golf                                               4,692                 62,451
HAZARDOUS WASTE DISPOSAL (0.20%)
 Stericycle /1/                                              2,769                142,410
HOME FURNISHINGS (0.11%)
 Furniture Brands International                              3,265                 77,380
HOSPITAL BEDS & EQUIPMENT (0.30%)
 Hillenbrand Industries                                      3,806                206,780
HUMAN RESOURCES (0.65%)
 Kelly Services                                              2,166                 63,031
 Korn/Ferry International /1/                                2,398                 47,312
 Manpower                                                    5,549                269,959
 MPS Group /1/                                               6,308                 71,217
                                                                                  451,519
INDUSTRIAL GASES (0.15%)
 Airgas                                                      4,614                108,521
INSTRUMENTS-SCIENTIFIC (0.12%)
 Varian /1/                                                  2,134                 85,211
INSURANCE BROKERS (0.50%)
 Arthur J. Gallagher                                         5,684                168,531
                                              Shares

                                              Held                               Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSURANCE BROKERS (CONTINUED)
                                                                              $
 Brown & Brown                                               4,254                184,028
                                                                                  352,559
INTERNET FINANCIAL SERVICES (0.20%)
 IndyMac Bancorp                                             3,811                140,855
INTERNET INFRASTRUCTURE EQUIPMENT (0.16%)
 Avocent /1/                                                 3,064                111,867
INTERNET INFRASTRUCTURE SOFTWARE (0.03%)
 Retek /1/                                                   3,445                 21,635
INTERNET SECURITY (0.77%)
 CheckFree /1/                                               5,336                208,104
 McAfee /1/                                                  9,853                254,700
 RSA Security /1/                                            4,277                 75,318
                                                                                  538,122
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.45%)
 Eaton Vance                                                 8,254                206,598
 Waddell & Reed Financial                                    5,085                111,209
                                                                                  317,807
LIFE & HEALTH INSURANCE (0.62%)
 AmerUs Group                                                2,410                107,414
 Protective Life                                             4,271                175,794
 Stancorp Financial Group                                    1,748                148,580
                                                                                  431,788
LOTTERY SERVICES (0.24%)
 GTECH Holdings                                              7,125                166,582
MACHINERY TOOLS & RELATED PRODUCTS (0.16%)
 Kennametal                                                  2,339                114,471
MACHINERY-FARM (0.16%)
 AGCO /1/                                                    5,555                114,044
MACHINERY-GENERAL INDUSTRY (0.19%)
 Nordson                                                     2,230                 83,915
 Tecumseh Products                                           1,136                 46,156
                                                                                  130,071
MACHINERY-PRINT TRADE (0.42%)
 Imation                                                     2,092                 72,153
 Zebra Technologies /1/                                      4,413                224,754
                                                                                  296,907
MACHINERY-PUMPS (0.34%)
 Flowserve /1/                                               3,400                 84,830
 Graco                                                       4,252                151,584
                                                                                  236,414
MEDICAL INSTRUMENTS (0.70%)
 Beckman Coulter                                             3,739                250,513
 Edwards Lifesciences /1/                                    3,656                148,799
 Techne /1/                                                  2,541                 88,605
                                                                                  487,917
MEDICAL LABORATORY & TESTING SERVICE (0.23%)
 Covance /1/                                                 3,840                163,200
MEDICAL LASER SYSTEMS (0.12%)
 VISX /1/                                                    3,051                 82,011
                                              Shares

                                              Held                               Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (0.93%)
                                                                              $
 Henry Schein /1/                                            2,661                181,108
 INAMED /1/                                                  2,203                152,447
 Varian Medical Systems /1/                                  8,356                315,272
                                                                                  648,827
MEDICAL STERILIZATION PRODUCT (0.14%)
 Steris /1/                                                  4,251                100,834
MEDICAL-BIOMEDICAL/GENE (1.00%)
 Charles River Laboratories International
  /1/                                                        3,986                188,857
 Invitrogen /1/                                              3,151                216,505
 Millennium Pharmaceuticals /1/                             18,821                173,341
 Protein Design Labs /1/                                     5,875                118,499
                                                                                  697,202
MEDICAL-DRUGS (1.47%)
 Cephalon /1/                                                3,548                174,562
 IVAX /1/                                                   15,423                231,808
 Perrigo                                                     4,442                 76,180
 Sepracor /1/                                                6,464                369,611
 Valeant Pharmaceuticals International                       5,175                129,220
 Vertex Pharmaceuticals /1/                                  4,940                 50,240
                                                                                1,031,621
MEDICAL-GENERIC DRUGS (0.54%)
 Barr Laboratories /1/                                       6,305                299,803
 Par Pharmaceutical /1/                                      2,084                 78,983
                                                                                  378,786
MEDICAL-HMO (1.27%)
 Coventry Health Care /1/                                    6,533                371,753
 Health Net /1/                                              6,829                198,656
 Pacificare Health Systems /1/                               5,183                318,910
                                                                                  889,319
MEDICAL-HOSPITALS (0.98%)
 Community Health Systems /1/                                5,367                155,536
 LifePoint Hospitals /1/                                     2,381                 90,002
 Triad Hospitals /1/                                         4,735                192,667
 Universal Health Services                                   3,588                154,427
 VCA Antech /1/                                              5,047                 93,622
                                                                                  686,254
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.51%)
 Apria Healthcare Group /1/                                  2,981                 97,777
 Lincare Holdings /1/                                        6,173                256,179
                                                                                  353,956
METAL PROCESSORS & FABRICATION (0.55%)
 Precision Castparts                                         4,044                284,293
 Worthington Industries                                      4,887                100,086
                                                                                  384,379
MISCELLANEOUS INVESTING (2.30%)
 AMB Property                                                5,102                189,947
 Developers Diversified Realty                               6,630                263,542
 Highwoods Properties                                        3,298                 80,801
 Hospitality Properties Trust                                4,134                176,315
 Liberty Property Trust                                      5,267                205,676
 Mack-Cali Realty                                            3,743                157,131
 New Plan Excel Realty Trust                                 6,314                159,555
 United Dominion Realty Trust                                8,153                181,160
                                              Shares

                                              Held                               Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                              $
 Weingarten Realty Investors                                 5,470                195,553
                                                                                1,609,680
MOTION PICTURES & SERVICES (0.10%)
 Macrovision /1/                                             3,058                 71,343
MULTI-LINE INSURANCE (1.25%)
 Allmerica Financial /1/                                     3,275                106,929
 American Financial Group                                    4,539                139,756
 HCC Insurance Holdings                                      4,170                137,068
 Horace Mann Educators                                       2,633                 48,500
 Old Republic International                                 11,216                260,211
 Unitrin                                                     4,217                180,614
                                                                                  873,078
MULTIMEDIA (0.37%)
 Belo                                                        7,071                165,391
 Media General                                               1,459                 93,332
                                                                                  258,723
NETWORKING PRODUCTS (0.12%)
 3Com /1/                                                   23,341                 85,661
NON-HAZARDOUS WASTE DISPOSAL (0.44%)
 Republic Services                                           9,275                305,797
OFFICE FURNISHINGS-ORIGINAL (0.37%)
 Herman Miller                                               4,346                116,125
 HNI                                                         3,455                139,409
                                                                                  255,534
OIL & GAS DRILLING (1.19%)
 Ensco International                                         9,293                318,099
 Helmerich & Payne                                           3,100                117,490
 Patterson-UTI Energy                                       10,296                200,257
 Pride International /1/                                     8,381                196,032
                                                                                  831,878
OIL COMPANY-EXPLORATION & PRODUCTION (2.47%)
 Forest Oil /1/                                              3,648                122,901
 Murphy Oil                                                  5,659                505,235
 Newfield Exploration /1/                                    3,830                234,396
 Noble Energy                                                3,618                214,077
 Pioneer Natural Resources                                   8,969                344,320
 Plains Exploration & Production /1/                         4,742                136,475
 Pogo Producing                                              3,962                168,504
                                                                                1,725,908
OIL FIELD MACHINERY & EQUIPMENT (1.49%)
 Cooper Cameron /1/                                          3,379                190,609
 FMC Technologies /1/                                        4,207                128,860
 Grant Prideco /1/                                           7,601                148,980
 National-Oilwell /1/                                        5,287                194,985
 Smith International /1/                                     6,451                381,899
                                                                                1,045,333
OIL-FIELD SERVICES (1.22%)
 Hanover Compressor /1/                                      4,805                 68,135
 Tidewater                                                   3,729                144,536
 Varco International /1/                                     6,020                184,272
 Weatherford International /1/                               8,358                453,589
                                                                                  850,532
                                              Shares

                                              Held                               Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PAPER & RELATED PRODUCTS (0.36%)
                                                                              $
 Bowater                                                     3,423                130,074
 Glatfelter                                                  2,700                 36,666
 Potlatch                                                    1,828                 84,125
                                                                                  250,865
PHARMACY SERVICES (0.28%)
 Omnicare                                                    6,408                197,046
PIPELINES (1.17%)
 Aquila /1/                                                 14,869                 55,015
 Equitable Resources                                         3,779                215,554
 National Fuel Gas                                           5,079                143,228
 Questar                                                     5,185                263,398
 Western Gas Resources                                       4,549                138,517
                                                                                  815,712
POWER CONVERTER & SUPPLY EQUIPMENT (0.26%)
 Hubbell                                                     3,746                185,502
PRINTING-COMMERCIAL (0.25%)
 Banta                                                       1,533                 66,394
 Valassis Communications /1/                                 3,154                107,079
                                                                                  173,473
PROPERTY & CASUALTY INSURANCE (1.78%)
 Fidelity National Financial                                10,731                470,233
 First American                                              5,512                203,834
 Leucadia National                                           6,616                239,565
 Ohio Casualty /1/                                           3,806                 87,500
 W.R. Berkley                                                5,176                246,895
                                                                                1,248,027
PUBLICLY TRADED INVESTMENT FUND (3.29%)
 iShares S&P MidCap 400 Fund                                17,830              2,304,171
PUBLISHING-BOOKS (0.12%)
 Scholastic /1/                                              2,440                 83,570
PUBLISHING-NEWSPAPERS (0.95%)
 Lee Enterprises                                             2,778                123,760
 Washington Post                                               588                537,726
                                                                                  661,486
PUBLISHING-PERIODICALS (0.14%)
 Readers Digest Association                                  6,123                 98,703
RACETRACKS (0.26%)
 International Speedway                                      3,277                179,973
RADIO (0.43%)
 Emmis Communications /1/                                    3,457                 60,739
 Entercom Communications /1/                                 3,066                 96,119
 Westwood One /1/                                            5,906                142,630
                                                                                  299,488
RECREATIONAL VEHICLES (0.17%)
 Thor Industries                                             3,495                120,752
REINSURANCE (0.43%)
 Everest Re Group                                            3,452                299,979
RENTAL-AUTO & EQUIPMENT (0.28%)
 Rent-A-Center /1/                                           4,661                114,148
                                              Shares

                                              Held                               Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RENTAL-AUTO & EQUIPMENT (CONTINUED)
                                                                              $
 United Rentals /1/                                          4,788                 81,444
                                                                                  195,592
RETAIL-APPAREL & SHOE (2.84%)
 Abercrombie & Fitch                                         5,364                268,844
 Aeropostale /1/                                             3,424                 95,153
 American Eagle Outfitters                                   4,534                230,327
 AnnTaylor Stores /1/                                        4,340                 93,267
 Chico's FAS /1/                                             5,493                289,371
 Claire's Stores                                             6,084                125,513
 Foot Locker                                                 9,575                257,759
 Pacific Sunwear of California /1/                           4,560                111,674
 Payless ShoeSource /1/                                      4,190                 49,484
 Ross Stores                                                 9,073                259,669
 Urban Outfitters /1/                                        4,979                209,467
                                                                                1,990,528
RETAIL-ARTS & CRAFTS (0.37%)
 Michaels Stores                                             8,343                256,547
RETAIL-AUTO PARTS (0.50%)
 Advance Auto Parts /1/                                      4,548                196,019
 O'Reilly Automotive /1/                                     3,396                155,299
                                                                                  351,318
RETAIL-AUTOMOBILE (0.45%)
 Carmax /1/                                                  6,402                185,210
 Copart /1/                                                  5,535                127,194
                                                                                  312,404
RETAIL-BOOKSTORE (0.37%)
 Barnes & Noble /1/                                          4,311                140,970
 Borders Group                                               4,618                121,222
                                                                                  262,192
RETAIL-DISCOUNT (0.45%)
 BJ's Wholesale Club /1/                                     4,274                122,279
 Dollar Tree Stores /1/                                      6,953                189,330
                                                                                  311,609
RETAIL-HAIR SALONS (0.16%)
 Regis                                                       2,728                108,847
RETAIL-HOME FURNISHINGS (0.13%)
 Pier 1 Imports                                              5,283                 93,562
RETAIL-MAIL ORDER (0.35%)
 Williams-Sonoma /1/                                         7,170                248,082
RETAIL-MAJOR DEPARTMENT STORE (0.17%)
 Saks /1/                                                    8,576                122,036
RETAIL-PET FOOD & SUPPLIES (0.39%)
 PETsMART                                                    8,931                269,984
RETAIL-REGIONAL DEPARTMENT STORE (0.29%)
 Neiman Marcus Group                                         3,001                200,767
RETAIL-RESTAURANTS (1.45%)
 Applebees International                                     4,987                138,938
 Bob Evans Farms                                             2,171                 52,886
 Brinker International /1/                                   5,317                199,972
 CBRL Group                                                  2,963                121,809
                                              Shares

                                              Held                               Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (CONTINUED)
                                                                              $
 Cheesecake Factory /1/                                      4,784                154,858
 Krispy Kreme Doughnuts /1/                                  3,798                 33,346
 Outback Steakhouse /2/                                      4,537                208,929
 Ruby Tuesday                                                3,995                101,633
                                                                                1,012,371
RETAIL-VARIETY STORE (0.09%)
 99 Cents Only Stores /1/                                    4,275                 64,125
RUBBER-TIRES (0.08%)
 Bandag                                                      1,192                 57,693
SAVINGS & LOANS-THRIFTS (1.34%)
 Astoria Financial                                           4,578                172,316
 Independence Community Bank                                 5,207                204,635
 New York Community Bancorp                                 16,310                290,807
 Washington Federal                                          4,842                126,134
 Webster Financial                                           3,262                146,301
                                                                                  940,193
SCHOOLS (1.22%)
 Career Education /1/                                        6,305                254,028
 Corinthian Colleges /1/                                     5,563                106,976
 DeVry /1/                                                   4,328                 76,779
 Education Management /1/                                    4,521                144,401
 ITT Educational Services /1/                                2,825                138,764
 Laureate Education /1/                                      2,971                131,794
                                                                                  852,742
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.47%)
 Atmel /1/                                                  29,364                 89,854
 Cypress Semiconductor /1/                                   7,736                 88,190
 Integrated Device Technology /1/                            6,566                 77,085
 Micrel /1/                                                  5,540                 47,866
 Triquint Semiconductor /1/                                  8,461                 28,598
                                                                                  331,593
SEMICONDUCTOR EQUIPMENT (0.42%)
 Credence Systems /1/                                        5,864                 46,912
 Lam Research /1/                                            8,384                224,356
 LTX /1/                                                     3,762                 21,857
                                                                                  293,125
SOAP & CLEANING PRODUCTS (0.19%)
 Church & Dwight                                             3,837                132,108
STEEL PRODUCERS (0.15%)
 Steel Dynamics                                              2,777                104,971
TELECOMMUNICATION EQUIPMENT (0.90%)
 Adtran                                                      4,698                 84,141
 CommScope /1/                                               3,344                 50,260
 Harris                                                      4,114                266,464
 Plantronics                                                 2,975                110,700
 UTStarcom /1/                                               7,029                115,486
                                                                                  627,051
TELECOMMUNICATIONS (0.05%)
 Newport /1/                                                 2,638                 34,294
TELEPHONE-INTEGRATED (0.51%)
 Cincinnati Bell /1/ /2/                                    15,087                 64,120
                                              Shares

                                              Held                               Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
                                                                              $
 Telephone & Data Systems /2/                                3,530                290,589
                                                                                  354,709
TEXTILE-HOME FURNISHINGS (0.52%)
 Mohawk Industries /1/                                       4,101                362,980
TOBACCO (0.11%)
 Universal                                                   1,570                 74,198
TRANSACTIONAL SOFTWARE (0.07%)
 Transaction Systems Architects /1/                          2,304                 48,937
TRANSPORT-AIR FREIGHT (0.21%)
 CNF                                                         3,178                149,080
TRANSPORT-EQUIPMENT & LEASING (0.13%)
 Gatx                                                        3,041                 90,561
TRANSPORT-MARINE (0.37%)
 Alexander & Baldwin                                         2,624                120,704
 Overseas Shipholding Group                                  2,421                135,116
                                                                                  255,820
TRANSPORT-SERVICES (0.91%)
 C.H. Robinson Worldwide                                     5,248                270,272
 Expeditors International of Washington                      6,555                367,998
                                                                                  638,270
TRANSPORT-TRUCK (0.61%)
 J.B. Hunt Transport Services                                4,997                220,468
 Swift Transportation /1/                                    4,512                100,618
 Werner Enterprises                                          4,851                103,423
                                                                                  424,509
WATER (0.20%)
 Aqua America                                                5,736                137,836
WEB HOSTING & DESIGN (0.21%)
 Macromedia /1/                                              4,367                149,526
WIRELESS EQUIPMENT (0.16%)
 Powerwave Technologies /1/                                  6,425                 50,565
 RF Micro Devices /1/                                       11,525                 63,041
                                                                                  113,606
                                              TOTAL COMMON STOCKS              66,966,878

                                              Principal
                                              Amount                             Value

-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.36%)
FINANCE-MORTGAGE LOAN/BANKER (4.36%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                         $                    $
  2.30%; 02/01/05                                        3,052,141              3,052,141
                                           TOTAL COMMERCIAL PAPER               3,052,141
                                                                              -----------

                            TOTAL PORTFOLIO INVESTMENTS (100.07%)              70,019,019
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.07%)                                 (52,393)
                                       TOTAL NET ASSETS (100.00%)             $69,966,626
                                                                              --------------

  Contract                  Opening       Current      Unrealized
    Type      Commitment  Market Value  Market Value   Gain (Loss)
-------------------------------------------------------------------
FUTURES CONTRACTS
8 MidCap 400    Buy        $2,566,950    $2,588,200      $21,250
March, 2005
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $301,786 or 0.43% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $13,584,039
Unrealized Depreciation                       (3,547,169)
                                             -----------
Net Unrealized Appreciation (Depreciation)    10,036,870
Cost for federal income tax purposes         $59,982,149

                            SCHEDULE OF INVESTMENTS
                               MIDCAP VALUE FUND

                          JANUARY 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                              Value

-----------------------------------------------------------------------------------------------
COMMON STOCKS (99.37%)
ADVERTISING SALES (0.47%)
                                                                             $
 Lamar Advertising /1/                                      9,767                419,786
AEROSPACE & DEFENSE EQUIPMENT (0.71%)
 Moog /1/                                                  14,804                643,826
AIRLINES (0.40%)
 ExpressJet Holdings /1/                                   32,500                358,475
APPAREL MANUFACTURERS (0.83%)
 Jones Apparel Group                                        9,200                309,396
 Polo Ralph Lauren                                         11,184                435,617
                                                                                 745,013
ATHLETIC FOOTWEAR (1.02%)
 Nike                                                      10,670                924,342
AUCTION HOUSE & ART DEALER (0.45%)
 ADESA                                                     19,500                403,065
AUDIO & VIDEO PRODUCTS (0.47%)
 Polycom /1/                                               24,579                424,725
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.61%)
 Autoliv                                                   11,668                550,146
BEVERAGES-WINE & SPIRITS (0.88%)
 Brown-Forman                                              16,525                797,001
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (2.04%)
 Masco                                                     25,090                923,312
 Vulcan Materials                                          16,206                915,315
                                                                               1,838,627
BUILDING-RESIDENTIAL & COMMERCIAL (2.39%)
 DR Horton                                                 25,290              1,006,036
 KB Home                                                    4,670                507,396
 Pulte                                                      9,692                640,447
                                                                               2,153,879
CHEMICALS-DIVERSIFIED (0.97%)
 PPG Industries                                            12,700                873,506
CHEMICALS-SPECIALTY (1.19%)
 Cabot                                                     14,744                516,040
 Eastman Chemical                                          10,240                554,496
                                                                               1,070,536
COAL (0.84%)
 Peabody Energy                                             8,902                754,445
COATINGS & PAINT (0.86%)
 Sherwin-Williams                                          17,978                776,650
COMMERCIAL BANKS (7.08%)
 Associated Banc-Corp                                      19,879                656,603
 Bank of Hawaii                                             9,430                451,791
 City National                                              7,205                502,837
 Colonial BancGroup                                        24,300                490,374
 Marshall & Ilsley                                         19,117                818,399
 North Fork Bancorp                                        29,200                838,040
 South Financial Group                                     16,100                491,694
 UnionBanCal                                               20,694              1,274,337
 Westamerica Bancorp.                                       7,800                404,976
                                              Shares

                                              Held                              Value

-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                             $
 Zions Bancorp                                              6,677                452,834
                                                                               6,381,885
COMPUTER AIDED DESIGN (0.82%)
 Autodesk                                                  25,260                741,886
COMPUTERS (0.69%)
 Apple Computer /1/                                         8,100                622,890
COMPUTERS-MEMORY DEVICES (0.61%)
 Storage Technology /1/                                    17,600                554,224
CONSUMER PRODUCTS-MISCELLANEOUS (0.46%)
 Fortune Brands                                             4,900                411,502
CONTAINERS-METAL & GLASS (0.72%)
 Ball                                                      15,272                652,420
COSMETICS & TOILETRIES (1.04%)
 Alberto-Culver                                            17,320                939,610
DATA PROCESSING & MANAGEMENT (0.68%)
 Global Payments                                           10,722                614,263
DIRECT MARKETING (0.71%)
 Harte-Hanks                                               24,140                638,503
DISPOSABLE MEDICAL PRODUCTS (0.56%)
 C.R. Bard                                                  7,390                501,042
DISTRIBUTION-WHOLESALE (1.78%)
 Ingram Micro /1/                                          37,965                701,593
 Tech Data /1/                                              6,054                254,450
 W.W. Grainger                                             10,576                647,357
                                                                               1,603,400
DIVERSIFIED MANUFACTURING OPERATIONS (2.71%)
 Brink's                                                   11,000                389,510
 Eaton                                                     15,690              1,066,763
 ITT Industries                                            11,580                987,658
                                                                               2,443,931
ELECTRIC PRODUCTS-MISCELLANEOUS (0.59%)
 Ametek                                                    13,900                530,980
ELECTRIC-INTEGRATED (7.32%)
 Constellation Energy Group                                23,900              1,195,000
 Edison International                                      50,910              1,653,048
 MDU Resources Group                                       26,575                710,616
 PPL                                                       30,101              1,625,454
 TXU                                                       20,457              1,415,624
                                                                               6,599,742
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.32%)
 Sanmina /1/                                               46,200                285,516
ENGINES-INTERNAL COMBUSTION (0.97%)
 Cummins Engine                                            11,299                877,593
ENTERPRISE SOFTWARE & SERVICE (0.48%)
 Hyperion Solutions /1/                                     9,100                437,164
ENTERTAINMENT SOFTWARE (0.57%)
 Activision /1/                                            22,891                517,337
                                              Shares

                                              Held                              Value

-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-AUTO LOANS (0.38%)
                                                                             $
 WFS Financial /1/                                          6,900                344,655
FINANCE-COMMERCIAL (0.61%)
 CIT Group                                                 13,700                553,069
FINANCE-CREDIT CARD (0.79%)
 Capital One Financial                                      9,151                716,340
FINANCE-INVESTMENT BANKER & BROKER (1.93%)
 Goldman Sachs Group                                        7,500                808,875
 Lehman Brothers Holdings                                  10,250                934,698
                                                                               1,743,573
FINANCIAL GUARANTEE INSURANCE (1.21%)
 MGIC Investment                                            9,900                632,610
 Radian Group                                               9,600                460,224
                                                                               1,092,834
FOOD-FLOUR & GRAIN (1.27%)
 Archer Daniels Midland                                    47,476              1,148,919
GAS-DISTRIBUTION (1.67%)
 Energen                                                   10,350                606,924
 ONEOK                                                     16,217                449,211
 UGI                                                       10,700                445,869
                                                                               1,502,004
HOTELS & MOTELS (0.65%)
 Hilton Hotels                                             26,312                585,442
HUMAN RESOURCES (0.83%)
 Manpower                                                  15,374                747,945
INDUSTRIAL GASES (0.63%)
 Air Products & Chemicals                                   9,688                570,720
INSTRUMENTS-CONTROLS (0.79%)
 Parker Hannifin                                           10,986                715,848
INTERNET BROKERS (0.56%)
 E*trade Group /1/                                         36,492                501,765
INTERNET INFRASTRUCTURE SOFTWARE (0.46%)
 TIBCO Software /1/                                        37,700                414,323
LEISURE & RECREATION PRODUCTS (1.04%)
 Brunswick                                                 20,320                937,158
LIFE & HEALTH INSURANCE (2.09%)
 Lincoln National                                          18,000                830,520
 Nationwide Financial Services                             11,672                431,280
 Stancorp Financial Group                                   7,340                623,900
                                                                               1,885,700
MEDICAL INSTRUMENTS (0.37%)
 dj Orthopedics /1/                                        13,800                333,270
MEDICAL LABORATORY & TESTING SERVICE (0.43%)
 Laboratory Corp. of America Holdings /1/                   8,030                384,236
MEDICAL-BIOMEDICAL/GENE (0.44%)
 Invitrogen /1/                                             5,840                401,266
MEDICAL-HMO (1.91%)
 Coventry Health Care /1/                                   9,300                529,170
                                              Shares

                                              Held                              Value

-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HMO (CONTINUED)
                                                                             $
 WellPoint /1/                                              9,816              1,192,644
                                                                               1,721,814
METAL PROCESSORS & FABRICATION (0.41%)
 Worthington Industries                                    18,000                368,640
METAL-COPPER (0.44%)
 Southern Peru Copper                                       8,500                400,265
MISCELLANEOUS INVESTING (7.33%)
 Archstone-Smith Trust                                     22,125                758,888
 Boston Properties                                          7,500                433,350
 CenterPoint Properties Trust                              12,417                527,102
 Host Marriott                                             53,778                860,448
 Kimco Realty                                              16,730                886,355
 Mills                                                      7,809                436,757
 Prologis Trust                                            22,052                841,063
 Regency Centers                                           12,348                609,991
 Simon Property Group                                       7,480                443,564
 SL Green Realty                                            7,943                422,806
 Thornburg Mortgage                                        14,100                392,685
                                                                               6,613,009
MULTI-LINE INSURANCE (2.34%)
 Cigna                                                     12,973              1,041,083
 HCC Insurance Holdings                                    16,200                532,494
 Prudential Financial                                      10,000                539,100
                                                                               2,112,677
OIL COMPANY-EXPLORATION & PRODUCTION (3.37%)
 Apache                                                    14,991                815,810
 Chesapeake Energy                                         47,236                829,937
 EOG Resources                                             10,400                772,200
 Noble Energy                                              10,500                621,285
                                                                               3,039,232
OIL FIELD MACHINERY & EQUIPMENT (0.54%)
 Smith International /1/                                    8,200                485,440
OIL REFINING & MARKETING (2.79%)
 Ashland                                                   13,000                797,940
 Premcor                                                   11,800                566,400
 Valero Energy                                             22,080              1,148,822
                                                                               2,513,162
OIL-FIELD SERVICES (0.78%)
 Varco International /1/                                   23,030                704,948
OPTICAL SUPPLIES (0.72%)
 Bausch & Lomb                                              8,870                646,534
PAPER & RELATED PRODUCTS (1.79%)
 Georgia-Pacific                                           22,200                712,620
 MeadWestvaco                                              13,730                396,660
 Weyerhaeuser                                               8,120                506,688
                                                                               1,615,968
PIPELINES (2.62%)
 Equitable Resources                                       15,000                855,600
 National Fuel Gas                                         22,417                632,160
 Questar                                                   17,259                876,757
                                                                               2,364,517
                                              Shares

                                              Held                              Value

-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
POULTRY (0.58%)
                                                                             $
 Pilgrims Pride                                            15,062                526,568
PROPERTY & CASUALTY INSURANCE (2.70%)
 Arch Capital Group /1/                                    21,473                788,703
 Fidelity National Financial                                7,163                313,883
 First American                                            16,799                621,227
 W.R. Berkley                                              15,000                715,500
                                                                               2,439,313
PUBLICLY TRADED INVESTMENT FUND (1.88%)
 iShares Russell Midcap Value Index Fund                   15,400              1,696,464
REGIONAL BANKS (0.90%)
 Comerica                                                  14,000                810,040
RETAIL-APPAREL & SHOE (2.32%)
 American Eagle Outfitters                                 19,233                977,036
 Nordstrom                                                 23,050              1,112,163
                                                                               2,089,199
RETAIL-MAJOR DEPARTMENT STORE (1.05%)
 J.C. Penney                                               22,245                950,306
RETAIL-REGIONAL DEPARTMENT STORE (1.11%)
 Neiman Marcus Group                                       14,929                998,750
RETAIL-RESTAURANTS (1.58%)
 Darden Restaurants                                        48,089              1,421,511
TELEPHONE-INTEGRATED (0.85%)
 Citizens Communications                                   57,076                769,955
TOBACCO (1.02%)
 Reynolds American                                         11,482                923,383
TRANSPORT-AIR FREIGHT (0.67%)
 CNF                                                       12,797                600,307
TRANSPORT-RAIL (1.28%)
 Burlington Northern Santa Fe                               6,023                290,188
 Norfolk Southern                                          24,772                865,038
                                                                               1,155,226
                                             TOTAL COMMON STOCKS              89,634,205


                                              Principal
                                              Amount                            Value

-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.49%)
FINANCE-MORTGAGE LOAN/BANKER (0.49%)

 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                         $                   $
  2.30%; 02/01/05                                         441,557                441,557
                                          TOTAL COMMERCIAL PAPER                 441,557
                                                                             -----------

                            TOTAL PORTFOLIO INVESTMENTS (99.86%)              90,075,762
CASH AND RECEIVABLES, NET OF LIABILITIES (0.14%)                                 128,861
                                      TOTAL NET ASSETS (100.00%)             $90,204,623
                                                                             -------------


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $10,756,110
Unrealized Depreciation                         (994,427)
                                             -----------
Net Unrealized Appreciation (Depreciation)     9,761,683
Cost for federal income tax purposes         $80,314,079

                            SCHEDULE OF INVESTMENTS
                               MONEY MARKET FUND

                          JANUARY 31, 2005 (UNAUDITED)

                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
COMMERCIAL PAPER (99.03%)
ASSET BACKED SECURITIES (12.72%)
 CAFCO
                                                   $                    $
  2.24%; 02/11/05                                  1,000,000                 999,378
  2.40%; 03/02/05                                  1,500,000               1,497,100
  2.45%; 03/22/05                                  1,300,000               1,295,665
  2.45%; 03/24/05                                  2,000,000               1,993,058
  2.47%; 03/23/05                                  1,780,000               1,773,894
  2.49%; 03/29/05                                  1,300,000               1,294,965
 CXC
  2.41%; 03/04/05                                  1,500,000               1,496,887
  2.51%; 04/05/05                                  2,000,000               1,991,215
 FCAR Owner Trust I
  2.30%; 02/04/05                                  1,500,000               1,499,713
  2.35%; 02/10/05                                  1,700,000               1,699,001
  2.40%; 03/10/05                                  1,825,000               1,820,498
  2.40%; 03/16/05                                  1,600,000               1,595,413
  2.43%; 03/10/05                                  1,900,000               1,895,255
  2.47%; 04/15/05                                  2,000,000               1,989,983
 Windmill Funding
  2.23%; 02/09/05                                  1,500,000               1,499,257
  2.27%; 02/16/05                                  1,515,000               1,513,567
  2.29%; 02/11/05                                  1,100,000               1,099,300
  2.43%; 03/16/05                                  2,800,000               2,791,873
  2.49%; 03/30/05                                  2,000,000               1,992,115
  2.55%; 04/13/05                                  1,800,000               1,790,947
                                                                          33,529,084
BREWERY (0.68%)
 Anheuser-Busch
  2.55%; 04/12/05                                  1,800,000               1,791,075
COMMERCIAL BANKS (5.17%)
 Calyon North America
  2.33%; 03/23/05                                  1,500,000               1,495,146
  2.37%; 03/02/05                                  1,170,000               1,167,766
  2.38%; 03/02/05                                  2,000,000               1,996,166
  2.52%; 04/04/05                                  2,000,000               1,991,313
 Nordea North America
  2.32%; 02/23/05                                  1,400,000               1,398,015
  2.39%; 03/08/05                                  2,000,000               1,995,362
  2.42%; 03/10/05                                  1,900,000               1,895,284
  2.44%; 03/14/05                                  1,700,000               1,695,276
                                                                          13,634,328
CONSUMER PRODUCTS-MISCELLANEOUS (2.35%)
 Fortune Brands
  2.20%; 02/03/05                                  1,400,000               1,399,829
  2.21%; 02/08/05                                  1,505,000               1,504,353
  2.29%; 02/08/05                                  1,500,000               1,499,332
  2.55%; 04/11/05                                  1,800,000               1,791,203
                                                                           6,194,717
CONTAINERS-PAPER & PLASTIC (1.67%)
 Bemis
  2.30%; 02/16/05                                  2,200,000               2,197,892
  2.35%; 03/01/05                                  2,200,000               2,195,979
                                                                           4,393,871
                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
COSMETICS & TOILETRIES (0.53%)
 Procter & Gamble
                                                   $                    $
  2.14%; 02/01/05                                  1,400,000               1,400,000
DIVERSIFIED FINANCIAL SERVICES (6.30%)
 Amstel Funding
  2.11%; 02/22/05                                  1,200,000               1,198,523
  2.16%; 02/22/05                                  1,200,000               1,198,488
  2.38%; 02/22/05                                  1,600,000               1,597,779
  2.45%; 03/24/05                                  2,000,000               1,993,058
  2.53%; 03/29/05                                  1,730,000               1,723,218
 General Electric Capital
  2.26%; 02/15/05                                  1,500,000               1,498,682
  2.33%; 02/24/05                                  2,000,000               1,997,023
  2.36%; 03/11/05                                  1,680,000               1,675,815
  2.45%; 03/03/05                                  1,945,000               1,941,029
  2.46%; 03/25/05                                  1,800,000               1,793,604
                                                                          16,617,219
FINANCE-AUTO LOANS (5.64%)
 Paccar Financial
  2.24%; 02/17/05                                  1,630,000               1,628,377
  2.33%; 03/03/05                                  1,700,000               1,696,699
  2.36%; 03/11/05                                  1,200,000               1,197,011
  2.41%; 03/23/05                                  2,500,000               2,491,632
 Toyota Motor Credit
  2.21%; 02/10/05                                  1,500,000               1,499,171
  2.23%; 02/07/05                                  1,600,000               1,599,406
  2.29%; 02/10/05                                    775,000                 774,556
  2.38%; 03/09/05                                  2,000,000               1,995,240
  2.50%; 03/28/05                                  2,000,000               1,992,361
                                                                          14,874,453
FINANCE-COMMERCIAL (2.65%)
 CIT Group
  2.10%; 03/02/05                                  1,500,000               1,497,463
  2.23%; 02/04/05                                  1,300,000               1,299,758
  2.32%; 02/07/05                                  2,500,000               2,499,033
  2.54%; 03/18/05                                  1,700,000               1,694,603
                                                                           6,990,857
FINANCE-CONSUMER LOANS (2.98%)
 American General Finance
  2.07%; 02/02/05                                  1,500,000               1,499,914
  2.20%; 02/07/05                                  1,170,000               1,169,571
  2.32%; 03/04/05                                  1,500,000               1,497,003
  2.36%; 02/23/05                                  2,000,000               1,997,115
 Household Finance
  2.26%; 02/03/05                                  1,700,000               1,699,787
                                                                           7,863,390
FINANCE-CREDIT CARD (1.46%)
 American Express Credit
  2.42%; 02/28/05                                  2,000,000               1,996,370
  2.48%; 03/17/05                                  1,850,000               1,844,392
                                                                           3,840,762
FINANCE-INVESTMENT BANKER & BROKER (14.14%)
 Bear Stearns
  2.07%; 02/03/05                                  1,300,000               1,299,850
  2.32%; 02/14/05                                  1,600,000               1,598,659
                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Bear Stearns (continued)
                                                   $                    $
  2.36%; 02/18/05                                  1,300,000               1,298,551
  2.37%; 02/24/05                                  1,500,000               1,497,729
  2.38%; 03/17/05                                  1,700,000               1,695,055
  2.57%; 04/08/05                                  1,800,000               1,791,519
 Citigroup
  2.34%; 04/04/05                                  1,500,000               1,493,955
 Citigroup Global Markets Holdings
  2.13%; 02/02/05                                  1,400,000               1,399,917
  2.20%; 02/08/05                                  1,400,000               1,399,401
  2.21%; 02/07/05                                  1,500,000               1,499,447
  2.36%; 03/07/05                                  1,500,000               1,496,657
  2.49%; 03/21/05                                  1,700,000               1,694,356
  2.50%; 04/01/05                                  1,665,000               1,658,042
 Goldman Sachs Group
  2.32%; 02/25/05                                  1,500,000               1,497,680
  2.36%; 02/03/05                                  1,800,000               1,799,764
  2.40%; 02/25/05                                  1,300,000               1,297,920
  2.46%; 02/25/05                                  1,900,000               1,896,884
 ING U.S. Funding
  2.18%; 02/01/05                                  1,500,000               1,500,000
  2.25%; 02/02/05                                  1,800,000               1,799,886
  2.33%; 02/15/05                                  1,700,000               1,698,460
  2.44%; 03/11/05                                  1,800,000               1,795,364
  2.45%; 04/01/05                                  1,400,000               1,394,379
  2.60%; 04/21/05                                  1,800,000               1,789,730
 Morgan Stanley
  2.29%; 02/23/05                                  1,000,000                 998,601
                                                                          37,291,806
FINANCE-LEASING COMPANY (4.00%)
 International Lease Finance
  2.26%; 02/09/05                                  1,400,000               1,399,297
  2.27%; 02/04/05                                    850,000                 849,839
  2.32%; 02/09/05                                  1,700,000               1,699,123
  2.34%; 02/17/05                                  2,000,000               1,997,920
  2.34%; 03/14/05                                  1,600,000               1,595,736
  2.35%; 03/01/05                                  3,000,000               2,994,517
                                                                          10,536,432
FINANCE-MORTGAGE LOAN/BANKER (4.03%)
 Federal Home Loan Mortgage
  2.20%; 02/04/05                                  1,680,000               1,679,692
  2.34%; 03/01/05                                  1,300,000               1,297,634
  2.45%; 03/29/05                                  1,380,000               1,374,741
 Federal National Mortgage Association
  2.23%; 02/16/05                                  1,600,000               1,598,513
  2.30%; 02/23/05                                  2,000,000               1,997,189
  2.47%; 04/06/05                                  1,500,000               1,493,413
  2.48%; 04/20/05                                  1,200,000               1,193,552
                                                                          10,634,734
FINANCE-OTHER SERVICES (11.36%)
 Commoloco
  2.38%; 02/28/05                                  1,500,000               1,497,323
  2.52%; 04/07/05                                  1,900,000               1,891,355
  2.53%; 03/22/05                                  2,035,000               2,028,006
 CRC Funding
  2.34%; 02/18/05                                  1,700,000               1,698,121
                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-OTHER SERVICES (CONTINUED)
 CRC Funding (continued)
                                                   $                    $
  2.37%; 02/14/05                                  1,615,000               1,613,618
  2.45%; 03/15/05                                  1,700,000               1,695,141
  2.55%; 03/31/05                                  2,000,000               1,991,783
  2.56%; 04/08/05                                  1,900,000               1,891,083
 HSBC Funding
  2.28%; 02/11/05                                  2,000,000               1,998,733
  2.38%; 02/25/05                                  1,770,000               1,767,192
  2.46%; 03/17/05                                  1,800,000               1,794,588
  2.48%; 03/21/05                                  1,835,000               1,828,932
 Private Export Funding
  2.10%; 03/09/05                                  1,455,000               1,451,945
  2.42%; 04/12/05                                  1,240,000               1,234,165
  2.44%; 04/18/05                                  1,600,000               1,591,758
  2.48%; 04/06/05                                  2,100,000               2,090,760
  2.61%; 05/11/05                                  1,900,000               1,886,363
                                                                          29,950,866
MONEY CENTER BANKS (8.37%)
 Bank of America
  2.26%; 02/24/05                                  1,700,000               1,697,545
  2.33%; 03/03/05                                  1,400,000               1,397,282
  2.35%; 02/28/05                                  3,000,000               2,994,690
  2.42%; 03/03/05                                  1,500,000               1,496,975
 BNP Paribas Finance
  2.37%; 03/04/05                                  1,600,000               1,596,742
  2.42%; 03/07/05                                  2,245,000               2,239,869
  2.48%; 03/30/05                                  1,500,000               1,494,110
 HBOS Treasury Services
  2.03%; 02/01/05                                    290,000                 290,000
  2.25%; 02/14/05                                  1,400,000               1,398,862
  2.37%; 03/08/05                                  1,500,000               1,496,544
  2.39%; 03/08/05                                  1,600,000               1,596,290
  2.42%; 03/18/05                                  2,600,000               2,592,135
  2.63%; 04/25/05                                  1,780,000               1,769,207
                                                                          22,060,251
OIL COMPANY-INTEGRATED (0.38%)
 Shell Finance
  2.39%; 03/09/05                                  1,000,000                 997,610
SPECIAL PURPOSE ENTITY (11.33%)
 AIG Funding
  2.30%; 02/15/05                                  1,700,000               1,698,480
 Barclays U.S. Funding
  2.25%; 02/22/05                                  1,600,000               1,597,900
  2.44%; 03/28/05                                  1,500,000               1,494,408
  2.51%; 04/28/05                                  1,500,000               1,491,006
 Compass Securitization
  2.44%; 03/15/05                                  1,500,000               1,495,730
  2.45%; 03/15/05                                  1,500,000               1,495,713
 Galaxy Funding
  2.54%; 03/31/05                                  1,700,000               1,693,043
  2.60%; 04/20/05                                  1,700,000               1,690,423
  2.61%; 04/19/05                                  1,590,000               1,581,124
  2.66%; 04/27/05                                  1,175,000               1,167,620
 Grampian Funding
  2.35%; 02/14/05                                  1,800,000               1,798,473
                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
SPECIAL PURPOSE ENTITY (CONTINUED)
 Grampian Funding (continued)
                                                   $                    $
  2.49%; 03/24/05                                  1,385,000               1,380,115
  2.62%; 04/26/05                                  2,000,000               1,987,773
  2.68%; 05/03/05                                  1,300,000               1,291,193
 Ranger Funding
  2.10%; 02/01/05                                  2,000,000               2,000,000
  2.36%; 03/14/05                                  1,500,000               1,495,968
  2.47%; 04/04/05                                  2,000,000               1,991,492
 Southern Company Funding
  2.35%; 02/18/05                                  1,400,000               1,398,446
 Yorktown Capital
  2.35%; 02/11/05                                  1,140,000               1,139,256
                                                                          29,888,163
SPECIFIED PURPOSE ACQUISITION (0.56%)
 Delaware Funding
  2.31%; 02/10/05                                  1,475,000               1,474,141
SUPRANATIONAL BANK (1.93%)
 Corp Andina de Fomento
  2.22%; 02/09/05                                  1,300,000               1,299,359
  2.43%; 03/07/05                                  2,000,000               1,995,410
  2.51%; 03/18/05                                  1,800,000               1,794,352
                                                                           5,089,121
TELEPHONE COMMUNICATION (0.45%)
 Telstra
  2.46%; 03/30/05                                  1,200,000               1,195,326
TELEPHONE-INTEGRATED (0.33%)
 SBC Communications
  2.29%; 02/02/05                                    875,000                 874,944
                                     TOTAL COMMERCIAL PAPER              261,123,150

                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (0.85%)
FINANCE-CONSUMER LOANS (0.19%)
 Household Finance
  8.00%; 05/09/05                                    500,000                 507,082
FINANCE-MORTGAGE LOAN/BANKER (0.12%)
 Federal Home Loan Bank
  1.66%; 05/16/05                                    300,000                 300,000
FINANCE-OTHER SERVICES (0.19%)
 Newcourt Credit Group
  6.88%; 02/16/05                                    500,000                 501,118
MULTIMEDIA (0.20%)
 Gannett
  4.95%; 04/01/05                                    523,000                 525,435
                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (0.15%)
 Chubb
                                                   $                    $
  6.15%; 08/15/05                                    395,000                 401,462
                                                TOTAL BONDS                2,235,097
                                                                        ------------

                       TOTAL PORTFOLIO INVESTMENTS (99.88%)              263,358,247
CASH AND RECEIVABLES, NET OF LIABILITIES (0.12%)                             314,566
                                 TOTAL NET ASSETS (100.00%)             $263,672,813
                                                                        --------------

                            SCHEDULE OF INVESTMENTS
                          PARTNERS INTERNATIONAL FUND

                          JANUARY 31, 2005 (UNAUDITED)

                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (93.07%)
ADVERTISING SERVICES (0.17%)
                                                                                $
 JC Decaux /1/                                                17,570                 469,748
AEROSPACE & DEFENSE (0.86%)
 BAE Systems                                                 318,700               1,477,202
 Rolls-Royce Group                                           171,200                 842,769
                                                                                   2,319,971
AEROSPACE & DEFENSE-EQUIPMENT (0.34%)
 European Aeronautic Defense & Space                          30,300                 926,218
AIRLINES (0.13%)
 All Nippon Airways                                           92,000                 346,817
AUDIO & VIDEO PRODUCTS (1.16%)
 Matsushita Electric Industrial                               54,000                 802,262
 Sony                                                         27,700               1,028,157
 Thomson                                                      41,000               1,040,050
 Victor                                                       30,000                 255,764
                                                                                   3,126,233
AUTO-CARS & LIGHT TRUCKS (2.34%)
 Honda Motor                                                  27,900               1,464,376
 Renault                                                      14,700               1,201,469
 Toyota Motor                                                 93,000               3,622,734
                                                                                   6,288,579
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.34%)
 Aisin Seiki                                                  22,000                 520,999
 NOK                                                          13,900                 399,043
                                                                                     920,042
BATTERIES & BATTERY SYSTEMS (0.11%)
 BYD                                                          94,000                 286,222
BEVERAGES-WINE & SPIRITS (0.44%)
 Davide Campari                                                6,200                 365,953
 Pernod-Ricard                                                 3,600                 509,636
 Takara Holdings                                              35,000                 299,744
                                                                                   1,175,333
BREWERY (0.25%)
 Foster's Group                                              167,000                 674,261
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.23%)
 Compagnie de Saint-Gobain                                    10,200                 629,841
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.87%)
 CRH                                                          35,200                 931,924
 HeidelbergCement                                             14,150                 949,929
 Rinker Group                                                 53,000                 460,010
                                                                                   2,341,863
BUILDING PRODUCTS-DOORS & WINDOWS (0.57%)
 Asahi Glass                                                  95,000               1,002,755
 Pilkington                                                  233,500                 522,980
                                                                                   1,525,735
BUILDING-HEAVY CONSTRUCTION (0.51%)
 Technical Olympic                                            76,400                 452,144
 Vinci                                                         6,400                 917,699
                                                                                   1,369,843
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-RESIDENTIAL & COMMERCIAL (0.14%)
                                                                                $
 Daiwa House Industry                                         33,000                 381,818
CAPACITORS (0.09%)
 Nippon Chemi-Con                                             46,000                 248,108
CELLULAR TELECOMMUNICATIONS (2.87%)
 mm02 /1/                                                    219,900                 521,552
 Mobistar /1/                                                  9,500                 838,997
 NTT DoCoMo                                                      188                 327,099
 Vodafone Group                                            2,326,900               6,023,577
                                                                                   7,711,225
CHEMICALS-DIVERSIFIED (1.62%)
 BASF                                                         22,400               1,530,055
 Bayer                                                        22,700                 724,081
 K+S                                                          17,220                 863,990
 LANXESS /1/                                                   2,270                  43,794
 Nitto Denko                                                  11,600                 617,814
 Sumitomo Chemical                                           113,000                 585,453
                                                                                   4,365,187
CHEMICALS-SPECIALTY (0.11%)
 Daicel Chemical Industries                                   57,000                 305,785
COMMERCIAL BANKS (6.98%)
 Allied Irish Banks                                            2,300                  45,602
 Allied Irish Banks                                           63,200               1,256,361
 Australia & New Zealand Banking Group                        64,800               1,033,963
 Banca Popolare di Milano Scarl                               40,000                 354,305
 Banco BPI                                                   217,600                 893,505
 Banco Santander Central Hispano                             183,200               2,175,562
 Bank Austria Creditanstalt                                    6,840                 594,270
 Bankinter                                                    10,830                 557,639
 Commonwealth Bank of Australia                               25,100                 652,006
 IntesaBci                                                   260,646               1,210,413
 Joyo Bank                                                    74,000                 388,401
 Mitsui Trust Holdings                                        93,000                 985,240
 National Australia Bank                                      37,400                 858,770
 Nishi-Nippon Bank                                            95,000                 380,165
 Royal Bank of Scotland                                      107,300               3,565,907
 Skandinaviska Enskilda Banken                                38,400                 684,276
 St. George Bank                                              17,600                 337,023
 Sumitomo Mitsui Financial Group                                 199               1,396,491
 United Overseas Bank                                         62,000                 526,580
 Westpac Banking                                              58,800                 874,887
                                                                                  18,771,366
COMMERCIAL SERVICES (0.48%)
 Societe Generale de Surveillance Holding                      1,250                 883,992
 TIS                                                           9,100                 403,741
                                                                                   1,287,733
COMPUTER AIDED DESIGN (0.33%)
 Dassault Systemes                                            19,200                 893,255
COMPUTERS-INTEGRATED SYSTEMS (0.25%)
 Fujitsu                                                     116,000                 674,999
COOPERATIVE BANKS (0.64%)
 Banche Popolari Unite                                        68,600               1,400,372
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COOPERATIVE BANKS (CONTINUED)
                                                                                $
 Banco Popolare di Verona e Novara                            17,200                 330,262
                                                                                   1,730,634
COSMETICS & TOILETRIES (0.27%)
 Kao                                                          31,000                 722,150
DISTRIBUTION-WHOLESALE (0.29%)
 Esprit Holdings                                              81,500                 471,243
 Inchcape                                                      8,000                 304,794
                                                                                     776,037
DIVERSIFIED MANUFACTURING OPERATIONS (1.35%)
 BBA Group                                                    82,000                 499,165
 Mitsubishi Heavy Industries                                 170,000                 461,747
 Siemens                                                      28,490               2,265,426
 Wesfarmers                                                   13,700                 417,241
                                                                                   3,643,579
DIVERSIFIED MINERALS (1.60%)
 Anglo American                                               47,300               1,099,098
 BHP Billiton                                                112,800               1,397,780
 BHP Billiton                                                142,900               1,801,745
                                                                                   4,298,623
DIVERSIFIED OPERATIONS (0.45%)
 Hutchison Whampoa                                            72,000                 655,393
 Wharf Holdings                                              173,000                 558,930
                                                                                   1,214,323
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.14%)
 Rank Group                                                   74,300                 375,918
E-COMMERCE-SERVICES (0.14%)
 Rakuten /1/                                                     414                 388,169
ELECTRIC PRODUCTS-MISCELLANEOUS (0.70%)
 Casio Computer                                               24,000                 336,610
 Mitsubishi Electric                                         129,000                 635,929
 Stanley Electric                                             32,800                 501,250
 Techtronic Industries                                       178,000                 398,223
                                                                                   1,872,012
ELECTRIC-INTEGRATED (3.27%)
 Chubu Electric Power                                         17,500                 414,431
 CLP Holdings                                                 36,000                 204,464
 E.ON                                                         22,270               1,994,945
 Enel                                                         70,900                 666,360
 Fortum                                                       30,400                 542,903
 Public Power                                                 43,880               1,280,131
 RWE                                                          18,050               1,042,338
 Scottish & Southern Energy                                   54,000                 905,950
 Tokyo Electric Power                                         72,700               1,735,721
                                                                                   8,787,243
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.78%)
 Koninklijke Philips Electronics                              38,400               1,004,130
 NEC                                                          88,000                 505,263
 Nippon Electric Glass                                        22,000                 290,058
 Nippon Electric Glass /1/                                    22,000                 289,208
                                                                                   2,088,659
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.23%)
 Rohm                                                          3,200                 291,682
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                                $
 Sanken Electric                                              27,000                 331,971
                                                                                     623,653
ELECTRONIC MEASUREMENT INSTRUMENTS (0.49%)
 Leica Geosystems /1/                                          3,507               1,047,526
 Yokogawa Electric                                            20,000                 264,656
                                                                                   1,312,182
ELECTRONIC PARTS DISTRIBUTION (0.15%)
 Premier Farnell                                             123,500                 407,051
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.71%)
 ABB /1/                                                     115,505                 635,593
 Bradken /1/                                                  86,800                 195,070
 Linde                                                        17,200               1,091,009
                                                                                   1,921,672
ENTERPRISE SOFTWARE & SERVICE (0.46%)
 Oracle                                                        5,900                 295,984
 SAP                                                           6,100                 945,451
                                                                                   1,241,435
FINANCE-CONSUMER LOANS (0.35%)
 Provident Financial                                          22,600                 294,118
 SFCG                                                          2,620                 656,425
                                                                                     950,543
FINANCE-CREDIT CARD (0.10%)
 Credit Saison                                                 8,000                 272,196
FINANCE-INVESTMENT BANKER & BROKER (1.10%)
 ICAP                                                         89,600                 482,902
 Macquarie Bank                                               22,800                 863,124
 Mediobanca                                                   62,900               1,068,372
 Nikko Cordial                                               113,000                 534,116
                                                                                   2,948,514
FINANCE-LEASING COMPANY (0.32%)
 ORIX                                                          5,200                 688,106
 STB Leasing                                                   9,000                 171,379
                                                                                     859,485
FINANCE-OTHER SERVICES (0.61%)
 Deutsche Boerse                                              13,200                 819,907
 Man Group                                                    32,400                 831,090
                                                                                   1,650,997
FOOD-CATERING (0.22%)
 Compass Group                                               127,400                 579,697
FOOD-MEAT PRODUCTS (0.09%)
 People's Food Holdings                                      260,000                 230,356
FOOD-MISCELLANEOUS/DIVERSIFIED (1.66%)
 Nestle                                                        8,708               2,285,987
 Royal Numico /1/                                             56,800               2,175,343
                                                                                   4,461,330
FOOD-RETAIL (1.13%)
 Carrefour                                                     8,100                 417,598
 Metro                                                        14,650                 765,790
 Tesco                                                       318,300               1,852,065
                                                                                   3,035,453
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-WHOLESALE & DISTRIBUTION (0.17%)
                                                                                $
 Fyffes                                                      177,300                 462,239
FORESTRY (0.14%)
 Sumitomo Forestry                                            37,000                 375,526
GAS-DISTRIBUTION (0.18%)
 Hong Kong & China Gas                                       232,000                 481,852
HUMAN RESOURCES (0.37%)
 Ranstad Holding                                              25,700               1,005,037
IMPORT & EXPORT (0.42%)
 Mitsui                                                       86,000                 798,860
 Sumitomo                                                     37,000                 317,587
                                                                                   1,116,447
INDUSTRIAL GASES (0.18%)
 BOC Group                                                    25,900                 481,172
INTERNET INCUBATORS (0.13%)
 SOFTBANK                                                      7,500                 355,227
INVESTMENT COMPANIES (0.22%)
 Macquarie Infrastructure Group                              202,700                 598,484
LEISURE & RECREATION PRODUCTS (0.10%)
 Mars Engineering                                              6,900                 258,779
LIFE & HEALTH INSURANCE (1.02%)
 AMP                                                         101,400                 599,565
 Legal & General Group                                       371,000                 806,453
 Prudential                                                   89,616                 777,936
 T&D Holdings /1/                                             12,000                 563,723
                                                                                   2,747,677
MACHINERY-ELECTRICAL (0.23%)
 Schindler Holding                                             1,729                 628,463
MACHINERY-PRINT TRADE (0.18%)
 Heidelberger Druckmaschinen /1/                               5,300                 180,320
 Komori                                                       20,000                 306,027
                                                                                     486,347
MEDICAL PRODUCTS (0.76%)
 Gambro                                                       18,200                 267,009
 Gambro                                                       49,100                 706,283
 Nobel Biocare Holding                                         6,113               1,072,411
                                                                                   2,045,703
MEDICAL-DRUGS (5.97%)
 AstraZeneca                                                  36,200               1,359,390
 Chugai Pharmaceutical                                        23,800                 375,905
 CSL                                                          27,197                 652,312
 Fujisawa Pharmaceutical                                      25,800                 665,855
 GlaxoSmithKline                                             113,400               2,517,410
 Merck                                                        10,150                 672,136
 Novartis                                                     74,445               3,570,353
 Novo Nordisk                                                 21,125               1,124,989
 Roche Holding                                                29,300               3,121,060
 Shire Pharmaceuticals Group                                  66,100                 771,091
 Takeda Chemical Industries                                   11,600                 551,660
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                                $
 Yamanouchi Pharmaceutical                                    18,700                 681,446
                                                                                  16,063,607
METAL-DIVERSIFIED (0.55%)
 Rio Tinto                                                    36,200               1,126,566
 Rio Tinto                                                    10,600                 352,401
                                                                                   1,478,967
MISCELLANEOUS INVESTING (0.07%)
 Japan Retail Fund Investment                                     21                 177,613
MONEY CENTER BANKS (7.95%)
 Banco Bilbao Vizcaya Argentaria                             154,100               2,595,331
 Barclays                                                    122,900               1,347,926
 BNP Paribas                                                  27,000               1,948,090
 Credit Suisse Group                                          63,010               2,536,835
 DBS Group Holdings                                           57,000                 550,287
 HSBC Holdings                                               333,325               5,526,131
 Lloyds TSB Group                                            138,500               1,295,674
 Mitsubishi Tokyo Financial Group                                 39                 368,305
 Mizuho Financial Group                                          270               1,302,305
 Standard Chartered                                           43,600                 802,192
 UBS                                                          31,290               2,539,268
 UFJ Holdings                                                     96                 574,395
                                                                                  21,386,739
MORTGAGE BANKS (0.56%)
 Hypo Real Estate Holding /1/                                 27,850               1,100,007
 Northern Rock                                                27,300                 401,883
                                                                                   1,501,890
MULTI-LINE INSURANCE (4.34%)
 Allianz                                                      20,470               2,433,550
 Assicurazioni Generali                                       27,300                 903,552
 Assurances Generales de France                                8,500                 644,866
 Aviva                                                        78,155                 934,567
 AXA                                                          90,000               2,184,489
 CNP Assurances                                               11,400                 814,354
 ING Groep                                                    82,000               2,360,155
 Skandia Forsakrings                                         271,900               1,408,798
                                                                                  11,684,331
MULTIMEDIA (1.40%)
 News                                                              1                       9
 Publishing & Broadcasting                                    22,500                 285,608
 Reuters Group                                               147,100               1,102,844
 Vivendi Universal /1/                                        74,720               2,363,928
                                                                                   3,752,389
NON-HOTEL GAMBLING (1.21%)
 Greek Organisation of Football Prognostics                   44,920               1,202,729
 Hilton Group                                                248,100               1,382,766
 William Hill                                                 62,300                 681,523
                                                                                   3,267,018
OFFICE AUTOMATION & EQUIPMENT (0.98%)
 Canon                                                        23,600               1,231,840
 Neopost                                                       6,440                 496,976
 Ricoh                                                        51,000                 901,638
                                                                                   2,630,454
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (0.11%)
                                                                                $
 Woodside Petroleum                                           17,600                 281,648
OIL COMPANY-INTEGRATED (7.40%)
 BG Group                                                    171,800               1,172,995
 BP Amoco                                                    705,700               6,967,888
 ENI                                                         140,600               3,416,323
 Repsol YPF                                                   25,700                 656,624
 Royal Dutch Petroleum                                        27,700               1,608,626
 Shell Transport & Trading                                   151,300               1,322,675
 TotalFinaElf                                                 22,250               4,771,155
                                                                                  19,916,286
OIL REFINING & MARKETING (0.63%)
 Nippon Mining Holdings                                       59,000                 298,836
 Nippon Oil                                                  123,000                 844,135
 Singapore Petroleum                                         204,000                 538,482
                                                                                   1,681,453
OPTICAL SUPPLIES (0.22%)
 HOYA                                                          5,800                 598,192
PAPER & RELATED PRODUCTS (0.17%)
 PaperlinX                                                   130,300                 458,431
PHOTO EQUIPMENT & SUPPLIES (0.41%)
 Fuji Photo Film                                              16,200                 582,514
 Konica Minolta Holdings                                      40,500                 508,917
                                                                                   1,091,431
PRINTING-COMMERCIAL (0.13%)
 Toppan Printing                                              33,000                 354,067
PROPERTY & CASUALTY INSURANCE (0.79%)
 Millea Holdings                                                  67                 926,103
 Promina Group                                               114,721                 473,853
 QBE Insurance Group                                          61,560                 727,515
                                                                                   2,127,471
PUBLIC THOROUGHFARES (0.14%)
 ConnectEast Group /1/                                       631,000                 366,745
PUBLISHING-BOOKS (0.42%)
 Yell Group                                                  131,800               1,139,153
REAL ESTATE OPERATOR & DEVELOPER (1.02%)
 British Land                                                 61,700               1,002,547
 CapitaLand                                                  201,000                 281,248
 Cheung Kong                                                  70,000                 641,675
 Henderson Land Development                                   63,000                 298,850
 Mitsui Fudosan                                               41,000                 510,444
                                                                                   2,734,764
RETAIL-APPAREL & SHOE (0.95%)
 Fast Retailing                                                6,400                 436,132
 Hennes & Mauritz                                             35,800               1,181,095
 Inditex                                                      19,100                 540,780
 Next                                                         13,000                 385,198
                                                                                   2,543,205
RETAIL-AUTOMOBILE (0.23%)
 USS                                                           7,370                 610,516
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-CONSUMER ELECTRONICS (0.31%)
                                                                                $
 KESA Electricals                                            140,100                 843,594
RETAIL-CONVENIENCE STORE (0.16%)
 Lawson                                                       11,400                 442,975
RETAIL-HOME FURNISHINGS (0.02%)
 Nitori                                                        1,050                  65,869
RETAIL-JEWELRY (0.40%)
 Citizen Watch                                                44,000                 399,788
 Swatch Group                                                  4,745                 663,142
                                                                                   1,062,930
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.44%)
 Aeon                                                         29,600                 497,840
 Ito-Yokado                                                   17,000                 681,939
                                                                                   1,179,779
RETAIL-PUBS (0.14%)
 Enterprise Inns                                              26,500                 372,613
RETAIL-VISION SERVICE CENTER (0.16%)
 Fielmann                                                      6,070                 425,853
RUBBER & VINYL (0.29%)
 JSR                                                          36,700                 780,436
RUBBER-TIRES (0.61%)
 Bridgestone                                                  26,000                 511,430
 Continental                                                  11,000                 763,267
 Sumitomo Rubber Industries                                   37,000                 352,279
                                                                                   1,626,976
SEMICONDUCTOR EQUIPMENT (0.23%)
 Tokyo Electron                                               10,800                 630,535
SOAP & CLEANING PRODUCTS (0.32%)
 Reckitt Benckiser                                            28,800                 856,621
SPECIAL PURPOSE BANKS (0.01%)
 DEPFA Bank                                                    2,000                  35,196
STEEL PRODUCERS (0.87%)
 Arcelor                                                      24,200                 540,066
 JFE Holdings                                                 25,500                 706,177
 Nippon Steel                                                453,000               1,103,436
                                                                                   2,349,679
TELECOMMUNICATION EQUIPMENT (0.48%)
 Alcatel /1/                                                  89,910               1,290,396
TELECOMMUNICATION SERVICES (0.30%)
 PCCW /1/                                                    268,000                 151,181
 Telecom Corporation of New Zealand                          146,557                 642,020
                                                                                     793,201
TELEPHONE-INTEGRATED (3.19%)
 Belgacom /1/                                                 21,400                 884,023
 Deutsche Telekom /1/                                        101,250               2,189,622
 France Telecom /1/                                           51,400               1,612,749
 KDDI                                                             49                 250,554
 Telefonica                                                  168,600               3,068,108
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
                                                                                $
 VersaTel Telecom International /1/                          218,810                 579,016
                                                                                   8,584,072
TELEVISION (0.37%)
 Antena 3 Television /1/                                         900                  68,925
 ITV                                                         336,500                 740,980
 Television Broadcasts                                        41,000                 194,490
                                                                                   1,004,395
TEXTILE-PRODUCTS (0.11%)
 Toray Industries                                             65,000                 303,465
TOBACCO (1.84%)
 Altadis                                                      60,300               2,631,664
 British American Tobacco                                     80,800               1,397,478
 Imperial Tobacco Group                                       35,400                 930,077
                                                                                   4,959,219
TOYS (0.25%)
 Nintendo                                                      5,900                 669,528
TRANSPORT-MARINE (0.70%)
 Frontline                                                    14,200                 708,519
 Mitsui O.S.K. Lines                                          64,000                 400,251
 Nippon Yusen Kabushiki Kaisha                                48,000                 266,783
 Stolt-Neilsen /1/                                            14,930                 504,071
                                                                                   1,879,624
TRANSPORT-RAIL (0.69%)
 East Japan Railway                                              253               1,367,039
 Keio Electric Railway                                        80,000                 476,342
                                                                                   1,843,381
TRANSPORT-SERVICES (0.48%)
 Exel                                                         38,900                 588,788
 TPG                                                          25,277                 693,264
                                                                                   1,282,052
TRANSPORT-TRUCK (0.34%)
 Yamato Transport                                             61,000                 914,514
VENTURE CAPITAL (0.27%)
 3i Group                                                     55,300                 729,066
WATER (0.51%)
 Pennon Group                                                 48,700                 894,189
 United Utilities                                             53,900                 463,319
                                                                                   1,357,508
WHOLESALING & HARBOR TRANSPORT SERVICES (0.24%)
 Kamigumi                                                     78,000                 638,596
WIRE & CABLE PRODUCTS (0.35%)
 Fujikura                                                     63,000                 281,340
 Sumitomo Electric Industries                                 61,000                 667,459
                                                                                     948,799
WIRELESS EQUIPMENT (0.80%)
 Nokia                                                       140,450               2,151,232
                                                TOTAL COMMON STOCKS              250,343,520

                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.56%)
AUTO-CARS & LIGHT TRUCKS (0.25%)
                                                                                $
 Porsche                                                       1,050                 684,364
DRUG DELIVERY SYSTEMS (0.31%)
 Fresenius                                                     8,200                 832,147
                                             TOTAL PREFERRED STOCKS                1,516,511

                                                Principal

                                                Amount                             Value

---------------------------------------------------------------------------------------------------
TREASURY BONDS (0.36%)
 U.S. Treasury /2/
                                                           $                    $
  1.93%; 02/03/05                                            400,000                 399,965
  2.17%; 03/31/05                                            250,000                 249,069
  2.23%; 03/10/05                                            150,000                 149,671
  2.29%; 04/14/05                                            150,000                 149,298
                                               TOTAL TREASURY BONDS                  948,003
                                                                                ------------

                               TOTAL PORTFOLIO INVESTMENTS (93.99%)              252,808,034
CASH AND RECEIVABLES, NET OF LIABILITIES (6.01%)                                  16,164,438
                                         TOTAL NET ASSETS (100.00%)             $268,972,472
                                                                                --------------



   Contract                   Opening       Current      Unrealized
     Type       Commitment  Market Value  Market Value   Gain (Loss)
---------------------------------------------------------------------
FUTURES CONTRACTS
115 DJ Euro     Buy          $4,419,371    $4,488,252     $ 68,881
Stoxx 50,
March, 2005
Futures
51 FTSE 100        Buy       $4,367,687    $4,462,179     $ 94,492
IDX
March, 2005
Futures
32 TOPIX Index     Buy       $3,400,745    $3,530,810     $130,065
March, 2005
Futures

/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $948,003 or 0.35% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 27,975,797
Unrealized Depreciation                        (1,406,747)
                                             ------------
Net Unrealized Appreciation (Depreciation)     26,569,050
Cost for federal income tax purposes         $226,238,984

                            SCHEDULE OF INVESTMENTS
                          PARTNERS LARGECAP BLEND FUND

                          JANUARY 31, 2005 (UNAUDITED)

                                            Shares

                                            Held                              Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (99.10%)
ADVERTISING AGENCIES (0.17%)
                                                                           $
 Omnicom Group                                           12,700               1,078,103
AEROSPACE & DEFENSE (0.67%)
 Boeing                                                  42,700               2,160,620
 Raytheon                                                17,500                 654,500
 Rockwell Collins                                        35,400               1,518,660
                                                                              4,333,780
AEROSPACE & DEFENSE EQUIPMENT (0.95%)
 General Dynamics                                        19,300               1,992,725
 Goodrich                                                 6,000                 205,800
 Lockheed Martin                                         25,200               1,456,812
 United Technologies                                     24,100               2,426,388
                                                                              6,081,725
AGRICULTURAL CHEMICALS (0.22%)
 Mosaic /1/                                              36,300                 598,950
 Potash Corp. of Saskatchewan                            10,200                 824,160
                                                                              1,423,110
AIRLINES (0.09%)
 Southwest Airlines                                      41,700                 603,816
APPLIANCES (0.12%)
 Maytag                                                  15,900                 249,789
 Whirlpool                                                7,300                 498,298
                                                                                748,087
APPLICATIONS SOFTWARE (3.09%)
 Intuit /1/                                              37,300               1,454,700
 Mercury Interactive /1/                                 15,300                 669,681
 Microsoft                                              641,400              16,855,992
 Red Hat /1/                                             78,400                 850,640
                                                                             19,831,013
AUDIO & VIDEO PRODUCTS (0.07%)
 Digital Theater Systems /1/                             21,300                 434,733
AUTO-CARS & LIGHT TRUCKS (0.37%)
 General Motors                                          64,700               2,381,607
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.14%)
 Paccar                                                  13,200                 932,712
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.28%)
 Lear                                                    11,000                 594,000
 TRW Automotive Holdings /1/                             59,900               1,192,010
                                                                              1,786,010
BEVERAGES-NON-ALCOHOLIC (2.18%)
 Coca-Cola                                              158,000               6,555,420
 Coca-Cola Enterprises                                   29,400                 645,330
 Cott /1/                                                37,900                 919,075
 Pepsico                                                109,900               5,901,630
                                                                             14,021,455
BREWERY (0.30%)
 Anheuser-Busch                                          39,700               1,952,446
BROADCASTING SERVICES & PROGRAMMING (0.23%)
 Liberty Media /1/                                      143,000               1,492,920
                                            Shares

                                            Held                              Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING PRODUCTS-AIR & HEATING (0.08%)
                                                                           $
 American Standard /1/                                   12,600                 504,504
CABLE TV (0.83%)
 Comcast /1/                                            108,200               3,482,958
 Rogers Communications                                   68,100               1,823,718
                                                                              5,306,676
CASINO HOTELS (0.12%)
 Station Casinos                                          7,900                 485,850
 Wynn Resorts /1/                                         4,800                 314,688
                                                                                800,538
CASINO SERVICES (0.26%)
 International Game Technology                           52,800               1,652,640
CELLULAR TELECOMMUNICATIONS (0.70%)
 Crown Castle International /1/                          37,300                 611,720
 Nextel Communications /1/                               77,300               2,217,737
 Nextel Partners /1/                                     83,200               1,654,848
                                                                              4,484,305
CHEMICALS-DIVERSIFIED (1.00%)
 Dow Chemical                                            63,000               3,131,100
 E. I. Du Pont de Nemours                                69,900               3,324,444
                                                                              6,455,544
CHEMICALS-SPECIALTY (0.21%)
 Cabot                                                   14,400                 504,000
 Ferro                                                   14,300                 283,569
 Great Lakes Chemical                                    12,400                 327,980
 Minerals Technologies                                    4,200                 262,416
                                                                              1,377,965
CIRCUIT BOARDS (0.20%)
 Jabil Circuit /1/                                       55,100               1,298,707
COMMERCIAL BANKS (0.45%)
 First Horizon National                                  24,900               1,059,993
 Synovus Financial                                       68,500               1,858,405
                                                                              2,918,398
COMMERCIAL SERVICE-FINANCE (0.11%)
 Moody's                                                  8,300                 695,374
COMPUTER SERVICES (0.10%)
 Affiliated Computer Services /1/                        12,100                 655,699
COMPUTERS (1.42%)
 Gateway /1/                                             40,100                 189,673
 Hewlett-Packard                                         84,600               1,657,314
 International Business Machines                         64,900               6,062,958
 Research In Motion /1/                                  16,800               1,197,672
                                                                              9,107,617
COMPUTERS-INTEGRATED SYSTEMS (1.82%)
 Dell /1/                                               280,500              11,713,680
COMPUTERS-MEMORY DEVICES (0.09%)
 Veritas Software /1/                                    23,300                 599,276
COMPUTERS-PERIPHERAL EQUIPMENT (0.16%)
 Lexmark International /1/                               12,100               1,008,535
                                            Shares

                                            Held                              Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONSULTING SERVICES (0.46%)
                                                                           $
 Accenture /1/                                           53,600               1,396,280
 Advisory Board /1/                                      44,500               1,586,425
                                                                              2,982,705
CONSUMER PRODUCTS-MISCELLANEOUS (0.17%)
 Clorox                                                   6,000                 356,520
 Fortune Brands                                           8,400                 705,432
                                                                              1,061,952
COSMETICS & TOILETRIES (2.53%)
 Colgate-Palmolive                                       34,200               1,796,868
 Gillette                                                62,500               3,170,000
 Kimberly-Clark                                          24,200               1,585,342
 Procter & Gamble                                       181,700               9,671,891
                                                                             16,224,101
CRUISE LINES (0.55%)
 Carnival                                                42,900               2,471,040
 Royal Caribbean Cruises                                 20,100               1,065,300
                                                                              3,536,340
DATA PROCESSING & MANAGEMENT (0.66%)
 Automatic Data Processing                               45,900               1,995,732
 First Data                                              48,100               1,959,594
 Fiserv /1/                                               7,000                 267,750
                                                                              4,223,076
DECISION SUPPORT SOFTWARE (0.12%)
 NetIQ /1/                                               67,100                 789,096
DISPOSABLE MEDICAL PRODUCTS (0.09%)
 C.R. Bard                                                8,800                 596,640
DISTRIBUTION-WHOLESALE (0.21%)
 CDW                                                     22,600               1,322,100
DIVERSIFIED MANUFACTURING OPERATIONS (6.97%)
 3M                                                      26,800               2,260,848
 Danaher                                                 53,800               2,952,544
 General Electric                                       715,200              25,840,176
 Honeywell International                                117,900               4,242,042
 Illinois Tool Works                                      7,700                 669,746
 ITT Industries                                           9,700                 827,313
 Roper Industries                                         6,100                 354,166
 Teleflex                                                12,700                 644,525
 Tyco International                                     193,100               6,978,634
                                                                             44,769,994
DIVERSIFIED MINERALS (0.23%)
 BHP Billiton                                            56,700               1,446,984
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.10%)
 Cendant                                                 27,000                 635,850
E-COMMERCE-SERVICES (0.64%)
 eBay /1/                                                27,100               2,208,650
 InterActiveCorp /1/                                     51,700               1,252,691
 Monster Worldwide /1/                                   20,200                 632,058
                                                                              4,093,399
ELECTRIC-INTEGRATED (3.13%)
 American Electric Power                                 18,300                 645,075
 Black Hills                                              6,100                 181,719
                                            Shares

                                            Held                              Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                           $
 CMS Energy /1/                                          18,900                 199,017
 Constellation Energy Group                              13,300                 665,000
 Dominion Resources                                      11,100                 770,118
 Duke Energy                                            101,400               2,716,506
 Edison International                                    29,700                 964,359
 El Paso Electric /1/                                    30,000                 583,200
 Entergy                                                 15,300               1,063,656
 Exelon                                                  40,300               1,783,275
 FirstEnergy                                             55,000               2,186,800
 FPL Group                                                2,600                 199,264
 NiSource                                                38,300                 877,070
 PG&E /1/                                                41,800               1,463,000
 Pinnacle West Capital                                   24,100               1,004,970
 PPL                                                     32,200               1,738,800
 Southern                                                19,600                 661,892
 TECO Energy                                             50,700                 811,707
 TXU                                                     22,700               1,570,840
                                                                             20,086,268
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.17%)
 Flextronics International /1/                           75,100               1,062,665
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.33%)
 Intel                                                  441,100               9,902,695
 National Semiconductor /1/                              97,000               1,642,210
 QLogic /1/                                              40,700               1,557,996
 Xilinx                                                  63,600               1,856,484
                                                                             14,959,385
ENTERPRISE SOFTWARE & SERVICE (0.66%)
 Oracle /1/                                             306,900               4,226,013
ENTERTAINMENT SOFTWARE (0.13%)
 Electronic Arts /1/                                     12,800                 823,552
FIDUCIARY BANKS (0.87%)
 Investors Financial Services                            31,300               1,577,833
 State Street                                            90,200               4,041,862
                                                                              5,619,695
FILTRATION & SEPARATION PRODUCTS (0.11%)
 Pall                                                    26,500                 713,645
FINANCE-COMMERCIAL (0.17%)
 CapitalSource /1/                                       47,600               1,123,836
FINANCE-CONSUMER LOANS (0.41%)
 SLM                                                     52,700               2,645,013
FINANCE-CREDIT CARD (0.92%)
 American Express                                        77,900               4,155,965
 MBNA                                                    42,600               1,132,308
 Providian Financial /1/                                 39,200                 653,856
                                                                              5,942,129
FINANCE-INVESTMENT BANKER & BROKER (5.39%)
 Charles Schwab                                         111,300               1,251,012
 Citigroup                                              416,400              20,424,420
 Goldman Sachs Group                                     28,800               3,106,080
 Legg Mason                                               9,500                 733,685
 Lehman Brothers Holdings                                18,300               1,668,777
 Merrill Lynch                                           62,600               3,760,382
                                            Shares

                                            Held                              Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                           $
 Morgan Stanley                                          65,800               3,682,168
                                                                             34,626,524
FINANCE-MORTGAGE LOAN/BANKER (0.58%)
 Countrywide Credit Industries                           24,300                 899,100
 Federal Home Loan Mortgage                              11,500                 750,835
 Federal National Mortgage Association                   32,400               2,092,392
                                                                              3,742,327
FINANCIAL GUARANTEE INSURANCE (0.29%)
 MGIC Investment                                         14,000                 894,600
 Radian Group                                            19,900                 954,006
                                                                              1,848,606
FOOD-CONFECTIONERY (0.14%)
 Hershey Foods                                           15,600                 912,444
FOOD-MISCELLANEOUS/DIVERSIFIED (0.82%)
 Campbell Soup                                           39,300               1,152,276
 General Mills                                           42,700               2,262,673
 H.J. Heinz                                              18,000                 680,580
 Kellogg                                                 25,900               1,156,176
                                                                              5,251,705
FOOD-RETAIL (0.10%)
 Kroger /1/                                              37,100                 634,410
FOOD-WHOLESALE & DISTRIBUTION (0.23%)
 Sysco                                                   41,900               1,465,243
GAS-DISTRIBUTION (0.04%)
 Sempra Energy                                            7,000                 260,540
GOLD MINING (0.18%)
 Newmont Mining                                          27,700               1,152,043
HEALTH CARE COST CONTAINMENT (0.15%)
 Caremark Rx /1/                                         24,500                 957,950
HOME DECORATION PRODUCTS (0.04%)
 Newell Rubbermaid                                       12,500                 269,000
HOTELS & MOTELS (0.19%)
 Fairmont Hotels & Resorts                                7,800                 243,594
 Marriott International                                  15,400                 972,972
                                                                              1,216,566
HUMAN RESOURCES (0.18%)
 Manpower                                                10,100                 491,365
 Robert Half International                               21,800                 661,412
                                                                              1,152,777
INSTRUMENTS-SCIENTIFIC (0.05%)
 Waters /1/                                               6,600                 323,928
INSURANCE BROKERS (0.40%)
 Marsh & McLennan                                        78,200               2,541,500
INTERNET APPLICATION SOFTWARE (0.16%)
 MatrixOne /1/                                           68,500                 371,270
 Verity /1/                                              52,700                 636,089
                                                                              1,007,359
INTERNET BROKERS (0.54%)
 Ameritrade Holding /1/                                 229,700               2,970,021
                                            Shares

                                            Held                              Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET BROKERS (CONTINUED)
                                                                           $
 E*trade Group /1/                                       38,300                 526,625
                                                                              3,496,646
INTERNET CONTENT-INFORMATION & NEWS (0.12%)
 CNET Networks /1/                                       68,900                 757,900
INTERNET SECURITY (0.02%)
 Symantec /1/                                             5,100                 119,085
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.24%)
 Franklin Resources                                      22,600               1,533,636
LEISURE & RECREATION PRODUCTS (0.35%)
 Brunswick                                               24,700               1,139,164
 WMS Industries /1/                                      35,700               1,118,838
                                                                              2,258,002
LIFE & HEALTH INSURANCE (0.30%)
 Aflac                                                   23,800                 940,338
 Genworth Financial                                      37,200                 986,916
                                                                              1,927,254
LINEN SUPPLY & RELATED ITEMS (0.06%)
 Cintas                                                   9,400                 408,900
MACHINERY-FARM (0.40%)
 Deere                                                   36,600               2,541,138
MEDICAL INSTRUMENTS (1.29%)
 Biomet                                                  14,600                 620,208
 Boston Scientific /1/                                   48,000               1,586,880
 Guidant                                                 16,700               1,210,583
 Medtronic                                               74,400               3,905,256
 St. Jude Medical /1/                                    24,200                 950,576
                                                                              8,273,503
MEDICAL LABORATORY & TESTING SERVICE (0.09%)
 Laboratory Corp. of America Holdings /1/                12,000                 574,200
MEDICAL PRODUCTS (2.46%)
 Baxter International                                    38,900               1,313,264
 Becton Dickinson                                        13,900                 787,435
 Johnson & Johnson                                      174,600              11,296,620
 Stryker                                                 26,700               1,312,038
 Zimmer Holdings /1/                                     13,900               1,096,015
                                                                             15,805,372
MEDICAL-BIOMEDICAL/GENE (1.24%)
 Amgen /1/                                               82,000               5,103,680
 Biogen Idec /1/                                         26,700               1,734,432
 Chiron /1/                                              12,900                 423,765
 Genentech /1/                                           15,400                 734,734
                                                                              7,996,611
MEDICAL-DRUGS (4.31%)
 Abbott Laboratories                                     82,800               3,727,656
 Cephalon /1/                                             5,800                 285,360
 Elan /1/                                                29,100                 783,663
 Eli Lilly                                               70,000               3,796,800
 Forest Laboratories /1/                                 20,900                 867,977
 Medimmune /1/                                           12,000                 283,860
 Merck                                                  116,800               3,276,240
 Pfizer                                                 411,200               9,934,592
                                            Shares

                                            Held                              Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                           $
 Schering-Plough                                         67,400               1,250,944
 Wyeth                                                   87,400               3,463,662
                                                                             27,670,754
MEDICAL-GENERIC DRUGS (0.08%)
 Watson Pharmaceutical /1/                               17,800                 530,974
MEDICAL-HMO (1.18%)
 UnitedHealth Group                                      64,600               5,742,940
 WellPoint /1/                                           14,900               1,810,350
                                                                              7,553,290
MEDICAL-HOSPITALS (0.25%)
 Community Health Systems /1/                            31,500                 912,870
 HCA                                                     16,000                 712,320
                                                                              1,625,190
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.36%)
 AmerisourceBergen                                       10,200                 594,456
 Cardinal Health                                         31,000               1,745,920
                                                                              2,340,376
METAL-ALUMINUM (0.31%)
 Alcoa                                                   66,800               1,971,268
MISCELLANEOUS INVESTING (0.43%)
 Archstone-Smith Trust                                   34,100               1,169,630
 Equity Office Properties Trust                          34,100                 954,118
 Simon Property Group                                    10,500                 622,650
                                                                              2,746,398
MONEY CENTER BANKS (2.35%)
 Bank of America                                        178,228               8,264,433
 JP Morgan Chase                                        182,240               6,803,019
                                                                             15,067,452
MOTORCYCLE & MOTOR SCOOTER (0.06%)
 Harley-Davidson                                          5,900                 354,649
MULTI-LINE INSURANCE (2.54%)
 American International Group                           158,700              10,520,223
 Assurant                                                18,700                 608,311
 Hartford Financial Services Group                       27,400               1,843,746
 PartnerRe                                                5,200                 329,524
 Prudential Financial                                    40,300               2,172,573
 Safeco                                                  17,900                 828,770
                                                                             16,303,147
MULTIMEDIA (2.60%)
 E.W. Scripps                                             7,000                 324,520
 Gannett                                                 20,800               1,664,832
 McGraw-Hill                                             12,700               1,149,350
 Meredith                                                 3,900                 187,317
 News                                                   165,300               2,810,100
 Time Warner /1/                                        326,500               5,877,000
 Viacom                                                 114,400               4,271,696
 Walt Disney                                             13,600                 389,368
                                                                             16,674,183
NETWORKING PRODUCTS (1.32%)
 Cisco Systems /1/                                      397,400               7,169,096
 Juniper Networks /1/                                    19,900                 500,087
                                            Shares

                                            Held                              Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NETWORKING PRODUCTS (CONTINUED)
                                                                           $
 Lucent Technologies /1/                                252,000                 821,520
                                                                              8,490,703
NON-HAZARDOUS WASTE DISPOSAL (0.17%)
 Republic Services                                       15,400                 507,738
 Waste Management                                        21,200                 614,800
                                                                              1,122,538
OFFICE AUTOMATION & EQUIPMENT (0.09%)
 Pitney Bowes                                            12,800                 572,672
OIL & GAS DRILLING (0.35%)
 Nabors Industries /1/                                    9,100                 458,640
 Transocean Sedco Forex /1/                              40,000               1,760,000
                                                                              2,218,640
OIL COMPANY-EXPLORATION & PRODUCTION (0.70%)
 Anadarko Petroleum                                      15,000                 993,150
 Devon Energy                                            16,800                 683,256
 EOG Resources                                            6,700                 497,475
 Murphy Oil                                              18,800               1,678,464
 XTO Energy                                              17,500                 628,425
                                                                              4,480,770
OIL COMPANY-INTEGRATED (5.17%)
 ChevronTexaco                                          135,900               7,392,960
 ConocoPhillips                                          38,800               3,600,252
 Exxon Mobil                                            390,700              20,160,120
 Occidental Petroleum                                     9,800                 572,124
 TotalFinaElf                                            13,600               1,462,680
                                                                             33,188,136
OIL FIELD MACHINERY & EQUIPMENT (0.19%)
 FMC Technologies /1/                                    18,100                 554,403
 Grant Prideco /1/                                       32,900                 644,840
                                                                              1,199,243
OIL REFINING & MARKETING (0.09%)
 Sunoco                                                   3,800                 332,462
 Valero Energy                                            5,200                 270,556
                                                                                603,018
OIL-FIELD SERVICES (0.83%)
 Baker Hughes                                            30,500               1,320,650
 BJ Services                                             13,400                 643,870
 Schlumberger                                            49,200               3,347,568
                                                                              5,312,088
OPTICAL SUPPLIES (0.03%)
 Bausch & Lomb                                            2,700                 196,803
PAPER & RELATED PRODUCTS (0.61%)
 Bowater                                                  8,300                 315,400
 International Paper                                     43,100               1,687,365
 MeadWestvaco                                            23,700                 684,693
 Potlatch                                                16,500                 759,330
 Weyerhaeuser                                             7,500                 468,000
                                                                              3,914,788
PHARMACY SERVICES (0.06%)
 Medco Health Solutions /1/                               9,400                 400,158
                                            Shares

                                            Held                              Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PIPELINES (0.07%)
                                                                           $
 Dynegy /1/                                              67,700                 301,265
 Williams                                                10,500                 176,505
                                                                                477,770
PROPERTY & CASUALTY INSURANCE (1.10%)
 ACE                                                      7,400                 321,160
 Progressive                                             17,300               1,447,145
 St. Paul                                                64,769               2,431,428
 XL Capital                                              38,500               2,879,030
                                                                              7,078,763
PUBLISHING-NEWSPAPERS (0.24%)
 Dow Jones                                                9,900                 377,388
 New York Times                                          15,100                 587,088
 Washington Post                                            600                 548,700
                                                                              1,513,176
REGIONAL BANKS (2.96%)
 Fifth Third Bancorp                                     22,400               1,040,928
 SunTrust Banks                                          17,100               1,231,542
 U.S. Bancorp                                           294,300               8,843,715
 Wachovia                                                79,800               4,377,030
 Wells Fargo                                             57,300               3,512,490
                                                                             19,005,705
REINSURANCE (0.19%)
 AXIS Capital Holdings                                   43,800               1,198,368
RETAIL-APPAREL & SHOE (0.44%)
 Hot Topic /1/                                           76,300               1,478,694
 Ross Stores                                             47,700               1,365,174
                                                                              2,843,868
RETAIL-AUTO PARTS (0.10%)
 O'Reilly Automotive /1/                                 13,600                 621,928
RETAIL-BUILDING PRODUCTS (1.24%)
 Home Depot                                             130,300               5,376,178
 Lowe's                                                  45,900               2,615,841
                                                                              7,992,019
RETAIL-CONSUMER ELECTRONICS (0.19%)
 Best Buy                                                22,800               1,226,412
RETAIL-DISCOUNT (3.14%)
 Family Dollar Stores                                    52,400               1,752,780
 Target                                                  92,000               4,670,840
 TJX                                                     38,700                 969,048
 Wal-Mart Stores                                        244,400              12,806,560
                                                                             20,199,228
RETAIL-DRUG STORE (0.72%)
 CVS                                                     31,800               1,473,930
 Walgreen                                                73,600               3,136,096
                                                                              4,610,026
RETAIL-JEWELRY (0.05%)
 Tiffany                                                  9,900                 311,157
RETAIL-OFFICE SUPPLIES (0.11%)
 Staples                                                 22,600                 739,924
                                            Shares

                                            Held                              Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-REGIONAL DEPARTMENT STORE (0.59%)
                                                                           $
 Kohl's /1/                                              81,000               3,807,810
RETAIL-RESTAURANTS (1.02%)
 McDonald's                                              69,100               2,238,149
 Panera Bread /1/                                        33,200               1,693,200
 RARE Hospitality International /1/                      20,700                 652,050
 Starbucks /1/                                           22,400               1,209,600
 Yum! Brands                                             16,000                 741,600
                                                                              6,534,599
SCHOOLS (0.14%)
 Apollo Group /1/                                        11,800                 922,642
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.56%)
 Analog Devices                                          66,300               2,379,507
 Linear Technology                                       32,300               1,219,002
                                                                              3,598,509
SEMICONDUCTOR EQUIPMENT (0.51%)
 ASM Lithography Holding /1/                            111,500               1,831,945
 Kla-Tencor /1/                                          20,600                 952,750
 Novellus Systems /1/                                    18,900                 494,235
                                                                              3,278,930
STEEL PRODUCERS (0.49%)
 Nucor                                                   56,400               3,167,424
TELECOMMUNICATION EQUIPMENT (0.63%)
 Andrew /1/                                               8,400                 109,704
 Comverse Technology /1/                                 21,000                 469,350
 Qualcomm                                                93,000               3,463,320
                                                                              4,042,374
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.19%)
 Corning /1/                                            111,700               1,221,998
TELECOMMUNICATION SERVICES (0.50%)
 Avaya /1/                                                7,800                 111,930
 Telus                                                  111,500               3,122,000
                                                                              3,233,930
TELEPHONE-INTEGRATED (1.58%)
 Sprint                                                 164,200               3,912,886
 Verizon Communications                                 175,900               6,260,281
                                                                             10,173,167
THERAPEUTICS (0.18%)
 Gilead Sciences /1/                                     35,000               1,158,500
TOBACCO (1.56%)
 Altria Group                                           156,800              10,008,544
TOYS (0.08%)
 Hasbro                                                  15,300                 299,880
 Mattel                                                   9,700                 188,665
                                                                                488,545
TRANSPORT-RAIL (0.51%)
 CSX                                                     51,300               2,050,461
 Union Pacific                                           20,900               1,245,640
                                                                              3,296,101
                                            Shares

                                            Held                              Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-SERVICES (0.74%)
                                                                           $
 United Parcel Service                                   64,100               4,786,988
WEB PORTALS (0.57%)
 Yahoo /1/                                              103,300               3,637,193
WIRELESS EQUIPMENT (0.51%)
 Motorola                                               153,800               2,420,812
 Nokia                                                   20,600                 314,768
 Spectrasite /1/                                          9,600                 562,560
                                                                              3,298,140
                                           TOTAL COMMON STOCKS              636,631,558

                                            Principal
                                            Amount                            Value

----------------------------------------------------------------------------------------------
TREASURY BONDS (0.08%)


 U.S. Treasury /2/
                                                       $                   $
  2.15%; 02/24/05                                       500,000                 499,362
                                          TOTAL TREASURY BONDS                  499,362
                                                                           ------------

                          TOTAL PORTFOLIO INVESTMENTS (99.18%)              637,130,920
CASH AND RECEIVABLES, NET OF LIABILITIES (0.82%)                              5,270,168
                                    TOTAL NET ASSETS (100.00%)             $642,401,088
                                                                           --------------



                                                      Unrealized
 Contract                  Opening       Current     Gain (Loss)
   Type      Commitment  Market Value  Market Value
-----------------------------------------------------------------
FUTURES CONTRACTS
14 S&P 500     Buy        $4,148,171    $4,135,950    $(12,221)
March, 2005
Futures

/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $499,362 or 0.08% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 66,385,067
Unrealized Depreciation                       (23,555,795)
                                             ------------
Net Unrealized Appreciation (Depreciation)     42,829,272
Cost for federal income tax purposes         $594,301,648

                            SCHEDULE OF INVESTMENTS
                         PARTNERS LARGECAP BLEND FUND I

                          JANUARY 31, 2005 (UNAUDITED)

                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (99.24%)
AEROSPACE & DEFENSE (2.04%)
                                                                      $
 Boeing                                              5,700                288,420
 Northrop Grumman                                    4,500                233,460
 Raytheon                                            5,700                213,180
                                                                          735,060
AEROSPACE & DEFENSE EQUIPMENT (0.76%)
 General Dynamics                                      600                 61,950
 United Technologies                                 2,100                211,428
                                                                          273,378
AGRICULTURAL OPERATIONS (0.45%)
 Monsanto                                            3,000                162,390
APPAREL MANUFACTURERS (0.23%)
 Coach /1/                                           1,500                 84,150
APPLICATIONS SOFTWARE (3.64%)
 Microsoft                                          49,998              1,313,947
ATHLETIC FOOTWEAR (0.20%)
 Nike                                                  819                 70,950
AUDIO & VIDEO PRODUCTS (0.54%)
 Harman International Industries                     1,600                194,640
AUTO-CARS & LIGHT TRUCKS (0.72%)
 Ford Motor                                         19,600                258,132
BATTERIES & BATTERY SYSTEMS (0.14%)
 Energizer Holdings /1/                                900                 50,949
BEVERAGES-NON-ALCOHOLIC (1.23%)
 Coca-Cola                                           5,500                228,195
 Pepsico                                             3,990                214,263
                                                                          442,458
BREWERY (0.39%)
 Adolph Coors                                        1,900                141,740
BROADCASTING SERVICES & PROGRAMMING (0.19%)
 Liberty Media /1/                                   6,700                 69,948
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.05%)
 Dycom Industries /1/                                  700                 18,984
CABLE TV (0.66%)
 Comcast /1/                                         4,300                138,417
 Comcast /1/                                         3,100                 97,991
                                                                          236,408
CELLULAR TELECOMMUNICATIONS (0.36%)
 Nextel Communications /1/                           4,500                129,105
CHEMICALS-DIVERSIFIED (0.41%)
 E. I. Du Pont de Nemours                            3,100                147,436
CHEMICALS-SPECIALTY (0.30%)
 Lubrizol                                            3,000                108,090
COMMERCIAL BANKS (0.53%)
 UnionBanCal                                         3,100                190,898
COMMERCIAL SERVICE-FINANCE (0.63%)
 Moody's                                             2,700                226,206
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER AIDED DESIGN (0.56%)
                                                                      $
 Autodesk                                            6,900                202,653
COMPUTER SERVICES (0.40%)
 Computer Sciences /1/                               2,800                144,256
COMPUTERS (1.68%)
 Hewlett-Packard                                     2,800                 54,852
 International Business Machines                     5,900                551,178
                                                                          606,030
COMPUTERS-INTEGRATED SYSTEMS (2.04%)
 Dell /1/                                           17,600                734,976
CONSULTING SERVICES (0.18%)
 Accenture /1/                                       2,526                 65,802
CONSUMER PRODUCTS-MISCELLANEOUS (0.28%)
 American Greetings                                  4,200                101,388
COSMETICS & TOILETRIES (3.58%)
 Gillette                                           11,154                565,731
 Procter & Gamble                                   13,604                724,141
                                                                        1,289,872
CRUISE LINES (0.10%)
 Royal Caribbean Cruises                               700                 37,100
DATA PROCESSING & MANAGEMENT (0.75%)
 Acxiom                                              3,800                 87,704
 First Data                                          4,500                183,330
                                                                          271,034
DISTRIBUTION-WHOLESALE (0.18%)
 Ingram Micro /1/                                    3,600                 66,528
DIVERSIFIED MANUFACTURING OPERATIONS (4.95%)
 General Electric                                   31,080              1,122,920
 ITT Industries                                      1,000                 85,290
 Tyco International                                 16,000                578,240
                                                                        1,786,450
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.74%)
 Cendant                                            11,300                266,115
ELECTRIC PRODUCTS-MISCELLANEOUS (0.34%)
 Emerson Electric                                    1,800                121,032
ELECTRIC-INTEGRATED (1.53%)
 Alliant Energy                                      3,000                 82,500
 Edison International                                6,400                207,808
 PG&E /1/                                            6,700                234,500
 Sierra Pacific Resources /1/                        2,600                 25,584
                                                                          550,392
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.04%)
 Advanced Micro Devices /1/                          2,700                 42,660
 Freescale Semiconductor /1/                         7,600                129,960
 Freescale Semiconductor /1/                         1,744                 30,468
 Intel                                              19,953                447,945
 Texas Instruments                                   3,700                 85,877
                                                                          736,910
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERPRISE SOFTWARE & SERVICE (0.29%)
                                                                      $
 Computer Associates International                   3,900                106,041
FIDUCIARY BANKS (0.12%)
 State Street                                        1,000                 44,810
FINANCE-AUTO LOANS (0.16%)
 AmeriCredit /1/                                     2,300                 56,465
FINANCE-CREDIT CARD (0.28%)
 American Express                                    1,900                101,365
FINANCE-INVESTMENT BANKER & BROKER (4.23%)
 Bear Stearns                                        1,000                101,060
 Citigroup                                          16,092                789,313
 Lehman Brothers Holdings                              900                 82,071
 Merrill Lynch                                       9,216                553,605
                                                                        1,526,049
FINANCE-MORTGAGE LOAN/BANKER (1.14%)
 Federal Home Loan Mortgage                          4,700                306,863
 Federal National Mortgage Association               1,588                102,553
                                                                          409,416
FINANCIAL GUARANTEE INSURANCE (0.58%)
 MBIA                                                3,500                209,090
FOOD-FLOUR & GRAIN (0.50%)
 Archer Daniels Midland                              7,500                181,500
FOOD-MEAT PRODUCTS (0.34%)
 Tyson Foods                                         7,200                123,624
FOOD-MISCELLANEOUS/DIVERSIFIED (0.47%)
 Kraft Foods                                         5,000                169,900
FOOD-RETAIL (0.30%)
 Albertson's                                         4,800                109,824
FOOD-WHOLESALE & DISTRIBUTION (0.27%)
 Supervalu                                           3,100                 97,991
GOLD MINING (0.06%)
 Newmont Mining                                        500                 20,795
HEALTH CARE COST CONTAINMENT (0.59%)
 Caremark Rx /1/                                     5,400                211,140
INDEPENDENT POWER PRODUCER (0.53%)
 NRG Energy /1/                                      5,500                192,500
INDUSTRIAL GASES (0.42%)
 Air Products & Chemicals                            2,600                153,166
INSTRUMENTS-CONTROLS (0.07%)
 Parker Hannifin                                       400                 26,064
INTERNET SECURITY (0.17%)
 Symantec /1/                                        2,600                 60,710
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.41%)
 Franklin Resources                                  2,200                149,292
LIFE & HEALTH INSURANCE (0.16%)
 UnumProvident                                       3,400                 58,378
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LOTTERY SERVICES (0.10%)
                                                                      $
 GTECH Holdings                                      1,500                 35,070
MACHINERY-CONSTRUCTION & MINING (0.19%)
 Caterpillar                                           760                 67,716
MACHINERY-GENERAL INDUSTRY (0.33%)
 Ingersoll-Rand                                      1,600                119,008
MEDICAL INSTRUMENTS (0.74%)
 Guidant                                               700                 50,743
 Medtronic                                           4,100                215,209
                                                                          265,952
MEDICAL PRODUCTS (3.16%)
 Baxter International                                3,000                101,280
 Becton Dickinson                                    4,000                226,600
 Johnson & Johnson                                  10,000                647,000
 Zimmer Holdings /1/                                 2,100                165,585
                                                                        1,140,465
MEDICAL-BIOMEDICAL/GENE (1.89%)
 Amgen /1/                                           2,646                164,687
 Biogen Idec /1/                                     3,900                253,344
 Genentech /1/                                       3,700                176,527
 Genzyme /1/                                         1,500                 87,315
                                                                          681,873
MEDICAL-DRUGS (6.00%)
 Abbott Laboratories                                 5,471                246,305
 Allergan                                            2,700                205,065
 Elan /1/                                            2,700                 72,711
 Eli Lilly                                           3,549                192,498
 Merck                                              10,300                288,915
 Pfizer                                             32,345                781,455
 Schering-Plough                                     9,700                180,032
 Wyeth                                               4,934                195,534
                                                                        2,162,515
MEDICAL-HMO (0.67%)
 Aetna                                               1,900                241,395
METAL-ALUMINUM (0.32%)
 Alcoa                                               3,902                115,148
METAL-DIVERSIFIED (0.35%)
 Rio Tinto                                           1,000                125,600
MISCELLANEOUS INVESTING (0.43%)
 Equity Office Properties Trust                      5,600                156,688
MONEY CENTER BANKS (4.31%)
 Bank of America                                    22,774              1,056,030
 JP Morgan Chase                                    13,320                497,236
                                                                        1,553,266
MULTI-LINE INSURANCE (3.13%)
 American International Group                        6,099                404,303
 Loews                                               3,400                231,200
 MetLife                                             5,800                230,550
 Prudential Financial                                4,900                264,159
                                                                        1,130,212
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTIMEDIA (4.50%)
                                                                      $
 McGraw-Hill                                         1,000                 90,500
 Time Warner /1/                                    39,275                706,950
 Viacom                                             16,625                620,777
 Walt Disney                                         7,100                203,273
                                                                        1,621,500
NETWORKING PRODUCTS (0.89%)
 Cisco Systems /1/                                  17,821                321,491
NON-HAZARDOUS WASTE DISPOSAL (0.17%)
 Waste Management                                    2,100                 60,900
OIL & GAS DRILLING (0.49%)
 GlobalSantaFe                                       4,300                152,048
 Patterson-UTI Energy                                1,300                 25,285
                                                                          177,333
OIL COMPANY-EXPLORATION & PRODUCTION (2.13%)
 Anadarko Petroleum                                  4,800                317,808
 Apache                                              2,000                108,840
 Burlington Resources                                2,100                 91,791
 Devon Energy                                        6,100                248,087
                                                                          766,526
OIL COMPANY-INTEGRATED (4.57%)
 ChevronTexaco                                       3,000                163,200
 ConocoPhillips                                      6,100                566,019
 Exxon Mobil                                        15,858                818,273
 Occidental Petroleum                                1,700                 99,246
                                                                        1,646,738
OIL REFINING & MARKETING (0.19%)
 Sunoco                                                800                 69,992
OIL-FIELD SERVICES (0.38%)
 Halliburton                                         3,300                135,729
PAPER & RELATED PRODUCTS (0.40%)
 International Paper                                 1,814                 71,018
 Louisiana-Pacific                                   2,800                 71,680
                                                                          142,698
POULTRY (0.35%)
 Pilgrims Pride                                      3,600                125,856
PROPERTY & CASUALTY INSURANCE (0.84%)
 St. Paul                                            8,068                302,873
RECREATIONAL VEHICLES (0.36%)
 Polaris Industries                                  1,900                128,250
REGIONAL BANKS (2.32%)
 National City                                       1,600                 56,880
 U.S. Bancorp                                        5,700                171,285
 Wachovia                                            7,300                400,405
 Wells Fargo                                         3,400                208,420
                                                                          836,990
RETAIL-AUTOMOBILE (0.25%)
 AutoNation /1/                                      4,800                 91,392
RETAIL-BUILDING PRODUCTS (0.93%)
 Home Depot                                          3,600                148,536
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-BUILDING PRODUCTS (CONTINUED)
                                                                      $
 Lowe's                                              3,300                188,067
                                                                          336,603
RETAIL-CONSUMER ELECTRONICS (0.16%)
 Circuit City Stores                                 4,000                 57,280
RETAIL-DISCOUNT (1.67%)
 Costco Wholesale                                      500                 23,635
 Kmart Holding /1/                                     500                 47,090
 Target                                              1,500                 76,155
 Wal-Mart Stores                                     8,693                455,513
                                                                          602,393
RETAIL-DRUG STORE (0.10%)
 CVS                                                   800                 37,080
RETAIL-REGIONAL DEPARTMENT STORE (0.59%)
 Dillards                                            8,100                212,544
RETAIL-RESTAURANTS (0.40%)
 Starbucks /1/                                       2,700                145,800
RETAIL-TOY STORE (0.34%)
 Toys R Us /1/                                       5,700                122,265
SAVINGS & LOANS-THRIFTS (0.63%)
 Golden West Financial                                 400                 25,848
 Washington Mutual                                   5,000                201,750
                                                                          227,598
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.22%)
 Analog Devices                                      2,200                 78,958
STEEL PRODUCERS (0.62%)
 Nucor                                               4,000                224,640
TELECOMMUNICATION EQUIPMENT (1.01%)
 Qualcomm                                            9,400                350,056
 Scientific-Atlanta                                    500                 15,155
                                                                          365,211
TELEPHONE-INTEGRATED (2.68%)
 SBC Communications                                  6,700                159,192
 Sprint                                             11,200                266,896
 Telephone & Data Systems                            1,400                115,248
 Verizon Communications                             12,000                427,080
                                                                          968,416
TELEVISION (0.13%)
 Hearst-Argyle Television                            1,800                 46,836
THERAPEUTICS (0.38%)
 ImClone Systems /1/                                 3,300                138,435
TOBACCO (1.68%)
 Altria Group                                        4,400                280,852
 Reynolds American                                   2,800                225,176
 UST                                                 2,000                101,320
                                                                          607,348
TOOLS-HAND HELD (0.18%)
 Black & Decker                                        800                 65,920
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-RAIL (1.07%)
                                                                      $
 Burlington Northern Santa Fe                        1,200                 57,816
 CSX                                                 3,400                135,898
 Norfolk Southern                                    5,500                192,060
                                                                          385,774
TRANSPORT-SERVICES (0.52%)
 FedEx                                               1,957                187,187
TRANSPORT-TRUCK (0.49%)
 J.B. Hunt Transport Services                        4,000                176,480
WEB PORTALS (1.31%)
 Yahoo /1/                                          13,400                471,814
WIRELESS EQUIPMENT (0.76%)
 Motorola                                           17,300                272,302
                                      TOTAL COMMON STOCKS              35,797,587
                                                                      -----------

                     TOTAL PORTFOLIO INVESTMENTS (99.24%)              35,797,587
CASH AND RECEIVABLES, NET OF LIABILITIES (0.76%)                          275,829
                               TOTAL NET ASSETS (100.00%)             $36,073,416
                                                                      -------------

   Contract                    Opening       Current      Unrealized
     Type        Commitment  Market Value  Market Value   Gain (Loss)
----------------------------------------------------------------------
FUTURES CONTRACTS
3 S&P 500 eMini    Buy         $176,931      $177,255        $324
March, 2005
Futures


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 4,125,718
Unrealized Depreciation                       (1,261,560)
                                             -----------
Net Unrealized Appreciation (Depreciation)     2,864,158
Cost for federal income tax purposes         $32,933,429

                            SCHEDULE OF INVESTMENTS
                         PARTNERS LARGECAP GROWTH FUND

                          JANUARY 31, 2005 (UNAUDITED)

                                          Shares

                                          Held                         Value

--------------------------------------------------------------------------------------
COMMON STOCKS (94.80%)
AEROSPACE & DEFENSE (1.81%)
                                                                    $
 Boeing                                            5,100                258,060
AEROSPACE & DEFENSE EQUIPMENT (0.68%)
 Lockheed Martin                                     800                 46,248
 United Technologies                                 500                 50,340
                                                                         96,588
APPAREL MANUFACTURERS (0.43%)
 Coach /1/                                           900                 50,490
 Columbia Sportswear /1/                             200                 10,974
                                                                         61,464
APPLIANCES (0.08%)
 Maytag                                              700                 10,997
APPLICATIONS SOFTWARE (3.27%)
 Microsoft                                        17,700                465,156
ATHLETIC FOOTWEAR (0.24%)
 Nike                                                400                 34,652
AUDIO & VIDEO PRODUCTS (0.60%)
 Harman International Industries                     700                 85,155
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.30%)
 Navistar International /1/                          200                  7,784
 Paccar                                              500                 35,330
                                                                         43,114
BEVERAGES-NON-ALCOHOLIC (0.38%)
 Pepsico                                           1,000                 53,700
BUILDING PRODUCTS-AIR & HEATING (0.62%)
 American Standard /1/                             2,200                 88,088
BUILDING-RESIDENTIAL & COMMERCIAL (0.39%)
 DR Horton                                         1,100                 43,758
 Lennar                                              200                 11,294
                                                                         55,052
CASINO HOTELS (0.10%)
 Mandalay Resort Group                               200                 14,120
CELLULAR TELECOMMUNICATIONS (0.11%)
 NII Holdings /1/                                    300                 16,140
COATINGS & PAINT (0.30%)
 Sherwin-Williams                                  1,000                 43,200
COMMERCIAL SERVICES (0.21%)
 Alliance Data Systems /1/                           400                 17,368
 Convergys /1/                                       900                 12,861
                                                                         30,229
COMPUTER AIDED DESIGN (0.87%)
 Autodesk                                          4,200                123,354
COMPUTER SERVICES (0.11%)
 Cognizant Technology Solutions /1/                  400                 15,160
COMPUTERS (1.00%)
 Apple Computer /1/                                1,000                 76,900
 International Business Machines                     700                 65,394
                                                                        142,294
                                          Shares

                                          Held                         Value

--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (5.66%)
                                                                    $
 Dell /1/                                         18,800                785,088
 NCR /1/                                             600                 20,508
                                                                        805,596
COMPUTERS-PERIPHERAL EQUIPMENT (0.53%)
 Lexmark International /1/                           900                 75,015
CONSUMER PRODUCTS-MISCELLANEOUS (0.18%)
 Fortune Brands                                      300                 25,194
COSMETICS & TOILETRIES (3.77%)
 Avon Products                                       600                 25,332
 Gillette                                          2,900                147,088
 Kimberly-Clark                                    1,500                 98,265
 Procter & Gamble                                  5,000                266,150
                                                                        536,835
DATA PROCESSING & MANAGEMENT (1.28%)
 First Data                                        4,200                171,108
 SEI Investments                                     300                 11,208
                                                                        182,316
DENTAL SUPPLIES & EQUIPMENT (0.26%)
 Patterson /1/                                       800                 37,264
DIALYSIS CENTERS (0.24%)
 Renal Care Group /1/                                900                 34,344
DISPOSABLE MEDICAL PRODUCTS (0.48%)
 C.R. Bard                                         1,000                 67,800
DISTRIBUTION-WHOLESALE (0.49%)
 CDW                                                 100                  5,850
 Fastenal                                            500                 30,065
 Tech Data /1/                                       500                 21,015
 W.W. Grainger                                       200                 12,242
                                                                         69,172
DIVERSIFIED MANUFACTURING OPERATIONS (3.13%)
 3M                                                  600                 50,616
 Danaher                                           1,100                 60,368
 General Electric                                  5,400                195,102
 Illinois Tool Works                               1,600                139,168
                                                                        445,254
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.08%)
 Cendant                                             500                 11,775
E-COMMERCE-SERVICES (0.40%)
 eBay /1/                                            700                 57,050
ELECTRIC PRODUCTS-MISCELLANEOUS (0.19%)
 Emerson Electric                                    400                 26,896
ELECTRIC-GENERATION (0.15%)
 AES /1/                                           1,500                 21,075
ELECTRIC-INTEGRATED (0.24%)
 TXU                                                 300                 20,760
 XCEL Energy                                         700                 12,733
                                                                         33,493
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.67%)
 Cree /1/                                            500                 12,015
                                          Shares

                                          Held                         Value

--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                    $
 Freescale Semiconductor /1/                         927                 16,195
 Intel                                             9,300                208,785
                                                                        236,995
ELECTRONIC FORMS (0.36%)
 Adobe Systems                                       900                 51,210
ENTERPRISE SOFTWARE & SERVICE (0.20%)
 Oracle /1/                                        2,100                 28,917
FINANCE-CREDIT CARD (1.40%)
 MBNA                                              7,300                194,034
 Providian Financial /1/                             300                  5,004
                                                                        199,038
FINANCE-MORTGAGE LOAN/BANKER (2.32%)
 Federal Home Loan Mortgage                          400                 26,116
 Federal National Mortgage Association             4,700                303,526
                                                                        329,642
FINANCIAL GUARANTEE INSURANCE (0.46%)
 Ambac Financial Group                               600                 46,128
 Radian Group                                        400                 19,176
                                                                         65,304
FOOD-CONFECTIONERY (0.08%)
 Hershey Foods                                       200                 11,698
FOOD-MISCELLANEOUS/DIVERSIFIED (0.35%)
 Sara Lee                                          2,100                 49,308
FOOD-RETAIL (0.13%)
 Whole Foods Market                                  200                 17,884
HEALTH CARE COST CONTAINMENT (0.08%)
 Caremark Rx /1/                                     300                 11,730
HOSPITAL BEDS & EQUIPMENT (0.09%)
 Kinetic Concepts /1/                                200                 13,000
HOTELS & MOTELS (0.21%)
 Marriott International                              200                 12,636
 Starwood Hotels & Resorts Worldwide                 300                 17,367
                                                                         30,003
HUMAN RESOURCES (0.10%)
 Manpower                                            300                 14,595
INSTRUMENTS-SCIENTIFIC (0.14%)
 Waters /1/                                          400                 19,632
INSURANCE BROKERS (0.43%)
 Marsh & McLennan                                  1,900                 61,750
INTERNET SECURITY (0.66%)
 Symantec /1/                                      3,600                 84,060
 VeriSign /1/                                        400                 10,336
                                                                         94,396
LOTTERY SERVICES (0.05%)
 GTECH Holdings                                      300                  7,014
MACHINERY-CONSTRUCTION & MINING (0.06%)
 Caterpillar                                         100                  8,910
                                          Shares

                                          Held                         Value

--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (0.95%)
                                                                    $
 Biomet                                            1,300                 55,224
 Guidant                                           1,100                 79,739
                                                                        134,963
MEDICAL PRODUCTS (7.38%)
 Becton Dickinson                                  1,100                 62,315
 Johnson & Johnson                                14,200                918,740
 Stryker                                             600                 29,484
 Zimmer Holdings /1/                                 500                 39,425
                                                                      1,049,964
MEDICAL-BIOMEDICAL/GENE (0.04%)
 Amgen /1/                                           100                  6,224
MEDICAL-DRUGS (6.34%)
 Merck                                             8,900                249,645
 Pfizer                                           27,000                652,320
                                                                        901,965
MEDICAL-HMO (3.08%)
 Aetna                                               700                 88,935
 Coventry Health Care /1/                            200                 11,380
 Health Net /1/                                    1,000                 29,090
 UnitedHealth Group                                3,200                284,480
 WellPoint /1/                                       200                 24,300
                                                                        438,185
MEDICAL-HOSPITALS (0.30%)
 Health Management Associates                        800                 17,664
 Tenet Healthcare /1/                              2,500                 24,825
                                                                         42,489
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.50%)
 Lincare Holdings /1/                              1,700                 70,550
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.41%)
 AmerisourceBergen                                 1,000                 58,280
MOTORCYCLE & MOTOR SCOOTER (1.73%)
 Harley-Davidson                                   4,100                246,451
MULTI-LINE INSURANCE (1.77%)
 American International Group                      3,800                251,902
MULTIMEDIA (0.13%)
 McGraw-Hill                                         200                 18,100
NETWORKING PRODUCTS (0.52%)
 Cisco Systems /1/                                 1,500                 27,060
 Juniper Networks /1/                                600                 15,078
 Network Appliance /1/                             1,000                 31,840
                                                                         73,978
OFFICE SUPPLIES & FORMS (0.08%)
 Avery Dennison                                      200                 12,018
OIL & GAS DRILLING (0.27%)
 Patterson-UTI Energy                              2,000                 38,900
OIL COMPANY-EXPLORATION & PRODUCTION (0.97%)
 Burlington Resources                              1,900                 83,049
 EOG Resources                                       400                 29,700
                                          Shares

                                          Held                         Value

--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
                                                                    $
 XTO Energy                                          700                 25,137
                                                                        137,886
OIL COMPANY-INTEGRATED (5.08%)
 ChevronTexaco                                       300                 16,320
 Exxon Mobil                                      13,700                706,920
                                                                        723,240
OIL FIELD MACHINERY & EQUIPMENT (0.96%)
 FMC Technologies /1/                                500                 15,315
 National-Oilwell /1/                              1,200                 44,256
 Smith International /1/                           1,300                 76,960
                                                                        136,531
OIL-FIELD SERVICES (1.09%)
 Baker Hughes                                        800                 34,640
 BJ Services                                       2,000                 96,100
 Halliburton                                         600                 24,678
                                                                        155,418
OPTICAL SUPPLIES (0.21%)
 Bausch & Lomb                                       400                 29,156
RENTAL-AUTO & EQUIPMENT (0.22%)
 Rent-A-Center /1/                                 1,300                 31,837
RETAIL-APPAREL & SHOE (2.03%)
 Abercrombie & Fitch                               1,500                 75,180
 American Eagle Outfitters                         1,100                 55,880
 AnnTaylor Stores /1/                                100                  2,149
 Chico's FAS /1/                                     100                  5,268
 Claire's Stores                                     100                  2,063
 Nordstrom                                           700                 33,775
 Pacific Sunwear of California /1/                   800                 19,592
 Ross Stores                                       1,100                 31,482
 Urban Outfitters /1/                              1,500                 63,105
                                                                        288,494
RETAIL-AUTO PARTS (0.12%)
 Advance Auto Parts /1/                              400                 17,240
RETAIL-BEDDING (0.74%)
 Bed Bath & Beyond /1/                             2,600                104,754
RETAIL-BUILDING PRODUCTS (5.64%)
 Home Depot                                       17,100                705,546
 Lowe's                                            1,700                 96,883
                                                                        802,429
RETAIL-CATALOG SHOPPING (0.15%)
 MSC Industrial Direct                               600                 20,772
RETAIL-DISCOUNT (2.60%)
 Dollar General                                    1,400                 28,294
 Dollar Tree Stores /1/                            1,500                 40,845
 TJX                                               2,600                 65,104
 Wal-Mart Stores                                   4,500                235,800
                                                                        370,043
RETAIL-DRUG STORE (0.09%)
 Walgreen                                            300                 12,783
                                          Shares

                                          Held                         Value

--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-HAIR SALONS (0.08%)
                                                                    $
 Regis                                               300                 11,970
RETAIL-HOME FURNISHINGS (0.11%)
 Pier 1 Imports                                      900                 15,939
RETAIL-RESTAURANTS (3.00%)
 Applebees International                           1,500                 41,790
 Brinker International /1/                           600                 22,566
 Outback Steakhouse                                1,200                 55,260
 Starbucks /1/                                     5,100                275,400
 Yum! Brands                                         700                 32,445
                                                                        427,461
SCHOOLS (0.41%)
 Apollo Group /1/                                    300                 23,457
 ITT Educational Services /1/                        700                 34,384
                                                                         57,841
STEEL PRODUCERS (0.47%)
 Nucor                                             1,200                 67,392
TELECOMMUNICATION EQUIPMENT (3.32%)
 Qualcomm                                         12,700                472,948
TELEPHONE-INTEGRATED (1.98%)
 Verizon Communications                            7,900                281,161
TEXTILE-HOME FURNISHINGS (0.37%)
 Mohawk Industries /1/                               600                 53,106
TOBACCO (2.24%)
 Altria Group                                      5,000                319,150
TOOLS-HAND HELD (0.64%)
 Black & Decker                                    1,100                 90,640
TRANSPORT-SERVICES (0.61%)
 Expeditors International of Washington              700                 39,298
 FedEx                                               500                 47,825
                                                                         87,123
TRANSPORT-TRUCK (0.19%)
 J.B. Hunt Transport Services                        600                 26,472
WEB PORTALS (0.15%)
 Yahoo /1/                                           600                 21,126
WIRELESS EQUIPMENT (0.46%)
 Motorola                                          4,200                 66,108
                                    TOTAL COMMON STOCKS              13,489,617
                                                                    -----------

                   TOTAL PORTFOLIO INVESTMENTS (94.80%)              13,489,617
CASH AND RECEIVABLES, NET OF LIABILITIES (5.20%)                        739,332
                             TOTAL NET ASSETS (100.00%)             $14,228,949
                                                                    -------------

 Contract                  Opening       Current      Unrealized
   Type      Commitment  Market Value  Market Value   Gain(Loss)
-----------------------------------------------------------------
FUTURES CONTRACTS
1 S&P 500      Buy         $297,937      $295,425      $(2,512)
March, 2005
Futures

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 1,029,560
Unrealized Depreciation                         (540,250)
                                             -----------
Net Unrealized Appreciation (Depreciation)       489,310
Cost for federal income tax purposes         $13,000,307

                            SCHEDULE OF INVESTMENTS
                        PARTNERS LARGECAP GROWTH FUND I

                          JANUARY 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                            Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (98.13%)
AIRLINES (0.66%)
                                                                           $
 Southwest Airlines                                     345,700               5,005,736
APPLICATIONS SOFTWARE (5.59%)
 Mercury Interactive /1/                                113,900               4,985,403
 Microsoft                                            1,189,800              31,267,944
 Red Hat /1/                                            552,300               5,992,455
                                                                             42,245,802
BROADCASTING SERVICES & PROGRAMMING (1.20%)
 Liberty Media /1/                                      869,300               9,075,492
CABLE TV (1.81%)
 Rogers Communications                                  511,700              13,703,326
CASINO SERVICES (2.03%)
 International Game Technology                          488,800              15,299,440
CELLULAR TELECOMMUNICATIONS (3.47%)
 Nextel Communications /1/                              495,400              14,213,026
 Nextel Partners /1/                                    604,400              12,021,516
                                                                             26,234,542
COMPUTER SERVICES (1.16%)
 Affiliated Computer Services /1/                       161,100               8,730,009
COMPUTERS (0.89%)
 Research In Motion /1/                                  94,200               6,715,518
COMPUTERS-INTEGRATED SYSTEMS (3.00%)
 Dell /1/                                               542,900              22,671,504
CONSULTING SERVICES (1.62%)
 Accenture /1/                                          468,100              12,194,005
CRUISE LINES (1.56%)
 Carnival                                               204,700              11,790,720
DATA PROCESSING & MANAGEMENT (1.69%)
 Automatic Data Processing                              148,600               6,461,128
 Choicepoint /1/                                        136,700               6,288,200
                                                                             12,749,328
DIVERSIFIED MANUFACTURING OPERATIONS (8.03%)
 Danaher                                                282,700              15,514,576
 General Electric                                       854,800              30,883,924
 Tyco International                                     394,500              14,257,230
                                                                             60,655,730
E-COMMERCE-SERVICES (2.36%)
 eBay /1/                                                82,400               6,715,600
 InterActiveCorp /1/                                    457,900              11,094,917
                                                                             17,810,517
ELECTRONIC COMPONENTS-SEMICONDUCTOR (4.75%)
 Intel                                                  871,700              19,569,665
 Xilinx                                                 559,200              16,323,048
                                                                             35,892,713
ENTERPRISE SOFTWARE & SERVICE (1.60%)
 Oracle /1/                                             877,600              12,084,552
FIDUCIARY BANKS (3.00%)
 State Street                                           505,000              22,629,050
                                              Shares

                                              Held                            Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-CONSUMER LOANS (1.64%)
                                                                           $
 SLM                                                    247,400              12,417,006
FINANCE-INVESTMENT BANKER & BROKER (4.84%)
 Citigroup                                              483,100              23,696,055
 Morgan Stanley                                         230,300              12,887,588
                                                                             36,583,643
FOOD-WHOLESALE & DISTRIBUTION (1.55%)
 Sysco                                                  333,800              11,672,986
INTERNET BROKERS (1.79%)
 Ameritrade Holding /1/                               1,045,700              13,520,901
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.55%)
 Franklin Resources                                     172,400              11,699,064
MEDICAL INSTRUMENTS (1.42%)
 Medtronic                                              203,800              10,697,462
MEDICAL-BIOMEDICAL/GENE (3.75%)
 Amgen /1/                                              186,700              11,620,208
 Biogen Idec /1/                                        181,000              11,757,760
 Genentech /1/                                          104,200               4,971,382
                                                                             28,349,350
MEDICAL-DRUGS (1.53%)
 Elan /1/                                               429,800              11,574,514
MEDICAL-HMO (6.10%)
 UnitedHealth Group                                     297,700              26,465,530
 WellPoint /1/                                          161,200              19,585,800
                                                                             46,051,330
MULTI-LINE INSURANCE (2.19%)
 American International Group                           249,300              16,526,097
MULTIMEDIA (0.99%)
 E.W. Scripps                                           161,800               7,501,048
NETWORKING PRODUCTS (2.85%)
 Cisco Systems /1/                                      590,700              10,656,228
 Juniper Networks /1/                                   431,300              10,838,569
                                                                             21,494,797
OIL & GAS DRILLING (2.18%)
 Transocean Sedco Forex /1/                             373,300              16,425,200
OIL-FIELD SERVICES (1.29%)
 Schlumberger                                           143,200               9,743,328
RETAIL-BUILDING PRODUCTS (0.85%)
 Home Depot                                             154,800               6,387,048
RETAIL-CONSUMER ELECTRONICS (0.41%)
 Best Buy                                                58,000               3,119,820
RETAIL-DISCOUNT (4.40%)
 Target                                                 214,800              10,905,396
 Wal-Mart Stores                                        426,500              22,348,600
                                                                             33,253,996
RETAIL-DRUG STORE (1.67%)
 Walgreen                                               295,400              12,586,994
                                              Shares

                                              Held                            Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-REGIONAL DEPARTMENT STORE (1.15%)
                                                                           $
 Kohl's /1/                                             185,400               8,715,654
SCHOOLS (1.35%)
 Apollo Group /1/                                       130,800              10,227,252
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (4.11%)
 Analog Devices                                         433,000              15,540,370
 Marvell Technology Group /1/                           216,700               7,248,615
 Maxim Integrated Products                              211,400               8,246,714
                                                                             31,035,699
TELECOMMUNICATION EQUIPMENT (0.49%)
 Qualcomm                                                99,500               3,705,380
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (1.51%)
 Corning /1/                                          1,041,200              11,390,728
THERAPEUTICS (1.78%)
 Gilead Sciences /1/                                    406,600              13,458,460
WEB PORTALS (2.32%)
 Google /1/                                              19,700               3,853,911
 Yahoo /1/                                              388,900              13,693,169
                                                                             17,547,080
                                           TOTAL COMMON STOCKS              741,172,821
                                                                           ------------

                          TOTAL PORTFOLIO INVESTMENTS (98.13%)              741,172,821
CASH AND RECEIVABLES, NET OF LIABILITIES (1.87%)                             14,094,044
                                    TOTAL NET ASSETS (100.00%)             $755,266,865
                                                                           --------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 78,799,773
Unrealized Depreciation                       (20,285,134)
                                             ------------
Net Unrealized Appreciation (Depreciation)     58,514,639
Cost for federal income tax purposes         $682,658,182

                            SCHEDULE OF INVESTMENTS
                        PARTNERS LARGECAP GROWTH FUND II

                          JANUARY 31, 2005 (UNAUDITED)

                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (99.48%)
ADVERTISING SERVICES (0.36%)
                                                                       $
 Getty Images /1/                                    14,100                 982,770
AEROSPACE & DEFENSE (1.41%)
 Rockwell Collins                                    89,900               3,856,710
AEROSPACE & DEFENSE EQUIPMENT (1.46%)
 United Technologies                                 39,800               4,007,064
AGRICULTURAL OPERATIONS (1.98%)
 Delta & Pine Land                                   17,676                 520,382
 Monsanto                                            90,826               4,916,411
                                                                          5,436,793
APPLICATIONS SOFTWARE (3.74%)
 Microsoft                                          390,022              10,249,778
ATHLETIC FOOTWEAR (0.90%)
 Nike                                                28,400               2,460,292
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.89%)
 Autoliv                                             51,500               2,428,225
BEVERAGES-NON-ALCOHOLIC (2.68%)
 Pepsico                                            136,800               7,346,160
CASINO HOTELS (0.30%)
 Las Vegas Sands /1/                                 19,026                 825,728
CASINO SERVICES (0.49%)
 International Game Technology                       43,000               1,345,900
COMMERCIAL SERVICES (1.28%)
 Weight Watchers International /1/                   74,800               3,505,128
COMPUTERS-INTEGRATED SYSTEMS (2.88%)
 Dell /1/                                           172,800               7,216,128
 McData /1/                                         164,100                 689,220
                                                                          7,905,348
COMPUTERS-MEMORY DEVICES (2.68%)
 EMC /1/                                            382,600               5,012,060
 Veritas Software /1/                                91,000               2,340,520
                                                                          7,352,580
COSMETICS & TOILETRIES (7.20%)
 Alberto-Culver                                      38,434               2,085,045
 Gillette                                           118,900               6,030,608
 Kimberly-Clark                                      49,600               3,249,296
 Procter & Gamble                                   157,289               8,372,493
                                                                         19,737,442
CRUISE LINES (1.84%)
 Carnival                                            87,600               5,045,760
DISPOSABLE MEDICAL PRODUCTS (1.94%)
 C.R. Bard                                           78,500               5,322,300
DIVERSIFIED MANUFACTURING OPERATIONS (5.52%)
 3M                                                  15,400               1,299,144
 General Electric                                   272,100               9,830,973
 Textron                                             55,502               3,995,034
                                                                         15,125,151
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DRUG DELIVERY SYSTEMS (1.27%)
                                                                       $
 Hospira /1/                                        120,495               3,481,101
E-COMMERCE-SERVICES (1.96%)
 eBay /1/                                            33,700               2,746,550
 Monster Worldwide /1/                               84,100               2,631,489
                                                                          5,378,039
ELECTRONIC COMPONENTS-SEMICONDUCTOR (4.90%)
 Altera /1/                                         119,900               2,302,080
 Broadcom /1/                                        89,300               2,842,419
 Intel                                              369,700               8,299,765
                                                                         13,444,264
ENTERPRISE SOFTWARE & SERVICE (0.48%)
 Novell /1/                                         133,217                 768,662
 Oracle /1/                                          39,000                 537,030
                                                                          1,305,692
FIDUCIARY BANKS (1.45%)
 Northern Trust                                      90,900               3,966,876
FINANCE-CREDIT CARD (1.60%)
 American Express                                    82,100               4,380,035
FINANCE-INVESTMENT BANKER & BROKER (1.34%)
 Goldman Sachs Group                                 34,100               3,677,685
FINANCIAL GUARANTEE INSURANCE (1.22%)
 MGIC Investment                                     52,300               3,341,970
FOOD-MISCELLANEOUS/DIVERSIFIED (0.67%)
 McCormick                                           49,600               1,843,632
INTERNET SECURITY (0.40%)
 VeriSign /1/                                        43,000               1,111,120
MACHINERY-PRINT TRADE (0.19%)
 Zebra Technologies /1/                              10,369                 528,093
MEDICAL INSTRUMENTS (2.28%)
 Guidant                                             23,000               1,667,270
 Medtronic                                           87,330               4,583,952
                                                                          6,251,222
MEDICAL PRODUCTS (6.52%)
 Becton Dickinson                                    56,406               3,195,400
 Cooper                                              28,200               2,162,940
 Johnson & Johnson                                  193,400              12,512,980
                                                                         17,871,320
MEDICAL-BIOMEDICAL/GENE (3.45%)
 Amgen /1/                                           53,992               3,360,462
 Biogen Idec /1/                                     52,300               3,397,408
 Invitrogen /1/                                      39,400               2,707,174
                                                                          9,465,044
MEDICAL-DRUGS (6.20%)
 Celgene /1/                                         61,100               1,670,474
 Eli Lilly                                           43,300               2,348,592
 Novartis                                            57,900               2,772,252
 Novo Nordisk                                        33,100               1,769,195
 OSI Pharmaceuticals /1/                             22,200               1,445,220
 Pfizer                                             106,960               2,584,154
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                       $
 Roche Holding                                       82,900               4,410,280
                                                                         17,000,167
MEDICAL-HOSPITALS (0.72%)
 Triad Hospitals /1/                                 48,200               1,961,258
MONEY CENTER BANKS (1.44%)
 JP Morgan Chase                                    106,000               3,956,980
MOTION PICTURES & SERVICES (0.05%)
 DreamWorks Animation /1/                             3,536                 124,927
MOTORCYCLE & MOTOR SCOOTER (1.35%)
 Harley-Davidson                                     61,500               3,696,765
MULTI-LINE INSURANCE (1.08%)
 American International Group                        44,836               2,972,178
MULTIMEDIA (0.83%)
 Walt Disney                                         80,000               2,290,400
NETWORKING PRODUCTS (2.91%)
 Cisco Systems /1/                                  367,000               6,620,680
 Juniper Networks /1/                                54,250               1,363,302
                                                                          7,983,982
OIL COMPANY-EXPLORATION & PRODUCTION (1.66%)
 Apache                                              83,600               4,549,512
PUBLICLY TRADED INVESTMENT FUND (0.46%)
 iShares Russell 1000 Growth Index Fund              26,800               1,270,320
RETAIL-APPAREL & SHOE (0.56%)
 Ross Stores                                         53,944               1,543,877
RETAIL-BUILDING PRODUCTS (1.26%)
 Home Depot                                          83,500               3,445,210
RETAIL-DISCOUNT (4.22%)
 Dollar General                                     120,500               2,435,305
 Target                                              46,100               2,340,497
 Wal-Mart Stores                                    129,900               6,806,760
                                                                         11,582,562
RETAIL-DRUG STORE (1.48%)
 CVS                                                 87,800               4,069,530
RETAIL-REGIONAL DEPARTMENT STORE (1.00%)
 Kohl's /1/                                          58,100               2,731,281
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.18%)
 Linear Technology                                   85,400               3,222,996
SEMICONDUCTOR EQUIPMENT (1.41%)
 Applied Materials /1/                              120,500               1,915,950
 Teradyne /1/                                       138,100               1,937,543
                                                                          3,853,493
TELECOMMUNICATION EQUIPMENT (1.75%)
 Qualcomm                                            67,300               2,506,252
 Scientific-Atlanta                                  75,400               2,285,374
                                                                          4,791,626
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION SERVICES (0.39%)
                                                                       $
 Avaya /1/                                           74,900               1,074,815
TELEVISION (0.99%)
 Univision Communications /1/                        99,000               2,703,690
THERAPEUTICS (0.66%)
 Neurocrine Biosciences /1/                          39,500               1,807,125
TRANSPORT-SERVICES (0.66%)
 United Parcel Service                               24,400               1,822,192
WEB PORTALS (1.94%)
 Yahoo /1/                                          151,284               5,326,710
                                       TOTAL COMMON STOCKS              272,760,818
                                                                       ------------

                      TOTAL PORTFOLIO INVESTMENTS (99.48%)              272,760,818
CASH AND RECEIVABLES, NET OF LIABILITIES (0.52%)                          1,417,298
                                TOTAL NET ASSETS (100.00%)             $274,178,116
                                                                       --------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 18,383,477
Unrealized Depreciation                        (8,253,520)
                                             ------------
Net Unrealized Appreciation (Depreciation)     10,129,957
Cost for federal income tax purposes         $262,630,861

                            SCHEDULE OF INVESTMENTS
                          PARTNERS LARGECAP VALUE FUND

                          JANUARY 31, 2005 (UNAUDITED)

                                                Shares

                                                Held                             Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (97.91%)
ADVERTISING AGENCIES (0.51%)
                                                                             $
 Interpublic Group /1/                                    580,700                 7,578,135
AEROSPACE & DEFENSE (0.52%)
 Boeing                                                   152,900                 7,736,740
AEROSPACE & DEFENSE EQUIPMENT (0.77%)
 General Dynamics                                          39,500                 4,078,375
 Goodrich                                                 218,700                 7,501,410
                                                                                 11,579,785
AGRICULTURAL OPERATIONS (0.19%)
 Monsanto                                                  51,800                 2,803,934
APPAREL MANUFACTURERS (0.82%)
 Jones Apparel Group                                      206,600                 6,947,958
 VF                                                       101,100                 5,373,465
                                                                                 12,321,423
APPLICATIONS SOFTWARE (1.24%)
 Microsoft                                                705,500                18,540,540
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.84%)
 American Axle & Manufacturing Holdings                   100,000                 2,685,000
 Autoliv                                                  124,200                 5,856,030
 BorgWarner                                               100,400                 5,390,476
 Dana                                                     201,000                 3,189,870
 Lear                                                      58,900                 3,180,600
 Magna International                                       95,100                 7,202,874
                                                                                 27,504,850
BEVERAGES-NON-ALCOHOLIC (0.45%)
 Pepsico                                                  126,700                 6,803,790
BREWERY (0.13%)
 Adolph Coors                                              26,700                 1,991,820
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.94%)
 Masco                                                    179,700                 6,612,960
 Vulcan Materials                                         132,300                 7,472,304
                                                                                 14,085,264
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.32%)
 Martin Marietta Materials                                 88,700                 4,791,574
CABLE TV (1.39%)
 Comcast /1/                                              647,400                20,839,806
CHEMICALS-DIVERSIFIED (1.34%)
 Dow Chemical                                              32,000                 1,590,400
 E. I. Du Pont de Nemours                                 314,600                14,962,376
 PPG Industries                                            50,900                 3,500,902
                                                                                 20,053,678
CHEMICALS-SPECIALTY (0.31%)
 Eastman Chemical                                          86,200                 4,667,730
COMMERCIAL BANKS (0.38%)
 BB&T                                                      85,900                 3,390,473
 UnionBanCal                                               37,150                 2,287,697
                                                                                  5,678,170
COMPUTER SERVICES (0.62%)
 Electronic Data Systems                                  430,500                 9,221,310
                                                Shares

                                                Held                             Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS (1.78%)
                                                                             $
 Hewlett-Packard                                        1,108,454                21,714,614
 International Business Machines                           52,900                 4,941,918
                                                                                 26,656,532
COMPUTERS-MEMORY DEVICES (0.02%)
 Quantum /1/                                              101,900                   302,643
CONTAINERS-PAPER & PLASTIC (0.41%)
 Smurfit-Stone Container /1/                              412,200                 6,199,488
COSMETICS & TOILETRIES (0.37%)
 Kimberly-Clark                                            83,500                 5,470,085
DISTRIBUTION-WHOLESALE (0.30%)
 Ingram Micro /1/                                         114,350                 2,113,188
 Tech Data /1/                                             55,300                 2,324,259
                                                                                  4,437,447
DIVERSIFIED MANUFACTURING OPERATIONS (9.06%)
 Cooper Industries                                         66,600                 4,628,700
 Crane                                                     13,300                   379,050
 Eaton                                                    132,050                 8,978,079
 General Electric                                       2,365,800                85,476,354
 Honeywell International                                  342,200                12,312,356
 SPX                                                      121,300                 5,082,470
 Textron                                                  142,600                10,264,348
 Tyco International                                       234,600                 8,478,444
                                                                                135,599,801
ELECTRIC-INTEGRATED (3.33%)
 Alliant Energy                                           202,300                 5,563,250
 American Electric Power                                  285,225                10,054,181
 Constellation Energy Group                                90,800                 4,540,000
 Edison International                                      58,400                 1,896,248
 Entergy                                                  125,800                 8,745,616
 FirstEnergy                                              208,800                 8,301,888
 Northeast Utilities                                      222,600                 4,162,620
 PPL                                                       74,400                 4,017,600
 XCEL Energy                                              141,700                 2,577,523
                                                                                 49,858,926
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.13%)
 Flextronics International /1/                            403,300                 5,706,695
 Sanmina /1/                                              407,100                 2,515,878
 Solectron /1/                                          1,281,800                 6,370,546
 Vishay Intertechnology /1/                               181,000                 2,365,670
                                                                                 16,958,789
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.14%)
 Agere Systems /1/                                      1,469,000                 2,115,360
ELECTRONIC PARTS DISTRIBUTION (0.44%)
 Arrow Electronics /1/                                    150,400                 3,550,944
 Avnet /1/                                                171,000                 3,064,320
                                                                                  6,615,264
FIDUCIARY BANKS (0.63%)
 Mellon Financial                                         320,500                 9,406,675
FINANCE-INVESTMENT BANKER & BROKER (7.34%)
 Citigroup                                              1,333,000                65,383,650
 Goldman Sachs Group                                      139,300                15,023,505
                                                Shares

                                                Held                             Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                             $
 Lehman Brothers Holdings                                 119,525                10,899,485
 Merrill Lynch                                            200,900                12,068,063
 Morgan Stanley                                           116,700                 6,530,532
                                                                                109,905,235
FINANCE-MORTGAGE LOAN/BANKER (1.52%)
 Federal Home Loan Mortgage                               263,100                17,177,799
 Federal National Mortgage Association                     87,325                 5,639,449
                                                                                 22,817,248
FINANCIAL GUARANTEE INSURANCE (0.92%)
 MBIA                                                     115,300                 6,888,022
 MGIC Investment                                          107,800                 6,888,420
                                                                                 13,776,442
FOOD-FLOUR & GRAIN (0.25%)
 Archer Daniels Midland                                   157,415                 3,809,443
FOOD-MISCELLANEOUS/DIVERSIFIED (1.29%)
 Kraft Foods                                               86,500                 2,939,270
 Sara Lee                                                 384,600                 9,030,408
 Unilever                                                 113,500                 7,412,685
                                                                                 19,382,363
FOOD-RETAIL (1.59%)
 Albertson's                                              246,400                 5,637,632
 Kroger /1/                                               554,900                 9,488,790
 Safeway /1/                                              459,900                 8,669,115
                                                                                 23,795,537
FOOD-WHOLESALE & DISTRIBUTION (0.00%)
 Supervalu                                                    700                    22,127
GAS-DISTRIBUTION (0.60%)
 Sempra Energy                                            241,500                 8,988,630
HOME DECORATION PRODUCTS (0.56%)
 Newell Rubbermaid                                        392,600                 8,448,752
INSTRUMENTS-CONTROLS (0.45%)
 Parker Hannifin                                          104,000                 6,776,640
LIFE & HEALTH INSURANCE (1.26%)
 Genworth Financial                                       293,900                 7,797,167
 Manulife Financial                                       248,201                10,883,614
 Torchmark                                                  1,975                   107,835
                                                                                 18,788,616
MACHINERY-GENERAL INDUSTRY (0.30%)
 Ingersoll-Rand                                            60,000                 4,462,800
MEDICAL-DRUGS (1.12%)
 Bristol-Myers Squibb                                     113,700                 2,665,128
 GlaxoSmithKline                                          120,600                 5,375,142
 Merck                                                    308,425                 8,651,321
                                                                                 16,691,591
MEDICAL-HOSPITALS (0.16%)
 HCA                                                       53,700                 2,390,724
METAL PROCESSORS & FABRICATION (0.10%)
 Worthington Industries                                    76,400                 1,564,672
                                                Shares

                                                Held                             Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL-ALUMINUM (0.60%)
                                                                             $
 Alcoa                                                    304,400                 8,982,844
MONEY CENTER BANKS (5.08%)
 Bank of America                                        1,086,774                50,393,710
 JP Morgan Chase                                          686,700                25,634,511
                                                                                 76,028,221
MULTI-LINE INSURANCE (3.45%)
 Allstate                                                 271,500                13,694,460
 American International Group                              90,800                 6,019,132
 Hartford Financial Services Group                        185,600                12,489,024
 MetLife                                                  207,800                 8,260,050
 PartnerRe                                                 29,200                 1,850,404
 Prudential Financial                                     174,500                 9,407,295
                                                                                 51,720,365
MULTIMEDIA (1.71%)
 Time Warner /1/                                        1,223,800                22,028,400
 Viacom                                                    35,000                 1,306,900
 Walt Disney                                               80,800                 2,313,304
                                                                                 25,648,604
OIL COMPANY-INTEGRATED (10.47%)
 BP Amoco                                                 117,900                 7,029,198
 ChevronTexaco                                            521,734                28,382,330
 ConocoPhillips                                           242,514                22,502,874
 Exxon Mobil                                            1,454,600                75,057,360
 Marathon Oil                                             276,600                10,712,718
 Occidental Petroleum                                     223,900                13,071,282
                                                                                156,755,762
OIL REFINING & MARKETING (0.53%)
 Ashland                                                  128,600                 7,893,468
PAPER & RELATED PRODUCTS (2.25%)
 Georgia-Pacific                                          256,250                 8,225,625
 International Paper                                      303,600                11,885,940
 MeadWestvaco                                             234,000                 6,760,260
 Temple-Inland                                            106,400                 6,767,040
                                                                                 33,638,865
PHARMACY SERVICES (0.67%)
 Medco Health Solutions /1/                               236,500                10,067,805
PHOTO EQUIPMENT & SUPPLIES (0.60%)
 Eastman Kodak                                            273,400                 9,046,806
POWER CONVERTER & SUPPLY EQUIPMENT (0.17%)
 Hubbell                                                   52,300                 2,589,896
PROPERTY & CASUALTY INSURANCE (2.08%)
 ACE                                                       69,400                 3,011,960
 Chubb                                                    120,800                 8,997,184
 St. Paul                                                 315,355                11,838,427
 XL Capital                                                98,400                 7,358,352
                                                                                 31,205,923
REGIONAL BANKS (7.43%)
 Comerica                                                 166,000                 9,604,760
 Huntington Bancshares                                    355,800                 8,172,726
 KeyCorp                                                  245,850                 8,216,307
 National City                                            341,125                12,126,994
                                                Shares

                                                Held                             Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
                                                                             $
 PNC Financial Services Group                              50,800                 2,736,596
 SunTrust Banks                                           168,700                12,149,774
 U.S. Bancorp                                             595,350                17,890,268
 Wachovia                                                 528,770                29,003,034
 Wells Fargo                                              185,200                11,352,760
                                                                                111,253,219
RETAIL-APPAREL & SHOE (0.86%)
 Limited                                                  396,800                 9,404,160
 Nordstrom                                                 72,200                 3,483,650
                                                                                 12,887,810
RETAIL-DISCOUNT (0.47%)
 Target                                                   139,100                 7,062,107
RETAIL-OFFICE SUPPLIES (0.45%)
 Office Depot /1/                                         385,000                 6,656,650
RETAIL-REGIONAL DEPARTMENT STORE (0.58%)
 Federated Department Stores                              153,000                 8,690,400
RETAIL-RESTAURANTS (1.08%)
 McDonald's                                               498,300                16,139,937
RUBBER-TIRES (0.12%)
 Cooper Tire & Rubber                                      84,700                 1,830,367
SAVINGS & LOANS-THRIFTS (1.02%)
 Washington Mutual                                        379,387                15,308,265
STEEL PRODUCERS (0.67%)
 United States Steel                                      192,900                 9,992,220
TELECOMMUNICATION EQUIPMENT (0.98%)
 ADC Telecommunications /1/                             1,659,400                 4,264,658
 Nortel Networks /1/                                    1,542,900                 5,014,425
 Tellabs /1/                                              754,300                 5,370,616
                                                                                 14,649,699
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.37%)
 Corning /1/                                              511,600                 5,596,904
TELEPHONE-INTEGRATED (4.28%)
 BellSouth                                                177,900                 4,668,096
 SBC Communications                                       474,200                11,266,992
 Sprint                                                   772,950                18,419,399
 Verizon Communications                                   836,775                29,780,822
                                                                                 64,135,309
TOBACCO (3.32%)
 Altria Group                                             615,475                39,285,769
 UST                                                      205,000                10,385,300
                                                                                 49,671,069
TRANSPORT-RAIL (1.83%)
 Burlington Northern Santa Fe                             209,400                10,088,892


                                                Shares

                                                Held                             Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-RAIL (CONTINUED)
 CSX                                                      186,300            $    7,446,411
 Norfolk Southern                                         283,400                 9,896,328
                                                                                 27,431,631
                                             TOTAL COMMON STOCKS              1,466,324,525
                                                                             --------------

                            TOTAL PORTFOLIO INVESTMENTS (97.91%)              1,466,324,525
CASH AND RECEIVABLES, NET OF LIABILITIES (2.09%)                                 31,224,223
                                      TOTAL NET ASSETS (100.00%)             $1,497,548,748
                                                                             ----------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  264,874,558
Unrealized Depreciation                         (38,335,641)
                                             --------------
Net Unrealized Appreciation (Depreciation)      226,538,917
Cost for federal income tax purposes         $1,239,785,608

                            SCHEDULE OF INVESTMENTS
                         PARTNERS LARGECAP VALUE FUND I

                          JANUARY 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (98.72%)
ADVERTISING AGENCIES (2.00%)
                                                                        $
 Omnicom Group                                         2,900                246,181
AEROSPACE & DEFENSE (1.22%)
 Northrop Grumman                                      2,900                150,452
AEROSPACE & DEFENSE EQUIPMENT (1.88%)
 Lockheed Martin                                       4,000                231,240
APPLICATIONS SOFTWARE (0.85%)
 Microsoft                                             4,000                105,120
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (2.18%)
 Masco                                                 7,300                268,640
BUILDING PRODUCTS-CEMENT & AGGREGATE (2.02%)
 Martin Marietta Materials                             4,600                248,492
CELLULAR TELECOMMUNICATIONS (3.19%)
 Nextel Communications /1/                            13,700                393,053
COMMERCIAL SERVICE-FINANCE (0.60%)
 Equifax                                               2,600                 73,580
COMPUTERS (1.12%)
 Hewlett-Packard                                       7,000                137,130
COSMETICS & TOILETRIES (1.17%)
 Kimberly-Clark                                        2,200                144,122
DIVERSIFIED MANUFACTURING OPERATIONS (2.40%)
 Illinois Tool Works                                   3,400                295,732
E-COMMERCE-SERVICES (0.81%)
 InterActiveCorp /1/                                   4,100                 99,343
ELECTRIC-INTEGRATED (7.37%)
 American Electric Power                               7,000                246,750
 Exelon                                                5,700                252,225
 FirstEnergy                                           6,100                242,536
 NiSource                                              1,900                 43,510
 Pepco Holdings                                        5,600                122,360
                                                                            907,381
FIDUCIARY BANKS (3.45%)
 Mellon Financial                                      9,400                275,890
 Northern Trust                                        3,400                148,376
                                                                            424,266
FINANCE-INVESTMENT BANKER & BROKER (9.43%)
 Citigroup                                            11,900                583,695
 Morgan Stanley                                       10,300                576,388
                                                                          1,160,083
FINANCE-MORTGAGE LOAN/BANKER (2.97%)
 Federal Home Loan Mortgage                            5,600                365,624
FOOD-RETAIL (2.77%)
 Albertson's                                           7,800                178,464
 Kroger /1/                                            9,500                162,450
                                                                            340,914
GAS-DISTRIBUTION (1.39%)
 Sempra Energy                                         4,600                171,212
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSTRUMENTS-CONTROLS (1.35%)
                                                                        $
 Johnson Controls                                      2,800                165,648
LIFE & HEALTH INSURANCE (1.09%)
 Aflac                                                 3,400                134,334
MEDICAL PRODUCTS (2.10%)
 Johnson & Johnson                                     4,000                258,800
MEDICAL-DRUGS (5.06%)
 Bristol-Myers Squibb                                  5,300                124,232
 Cephalon /1/                                          2,400                118,080
 Pfizer                                                5,100                123,216
 Wyeth                                                 6,500                257,595
                                                                            623,123
MEDICAL-HMO (2.60%)
 UnitedHealth Group                                    3,600                320,040
MONEY CENTER BANKS (6.15%)
 Bank of America                                       5,200                241,124
 JP Morgan Chase                                      13,800                515,154
                                                                            756,278
MULTI-LINE INSURANCE (3.19%)
 Allstate                                              3,900                196,716
 Hartford Financial Services Group                     2,900                195,141
                                                                            391,857
MULTIMEDIA (4.87%)
 Time Warner /1/                                      16,300                293,400
 Viacom                                                8,200                306,188
                                                                            599,588
OIL COMPANY-INTEGRATED (8.21%)
 Exxon Mobil                                          11,100                572,760
 Marathon Oil                                         11,300                437,649
                                                                          1,010,409
PHARMACY SERVICES (0.76%)
 Medco Health Solutions /1/                            2,200                 93,654
PUBLISHING-NEWSPAPERS (0.91%)
 Tribune                                               2,800                111,944
REGIONAL BANKS (6.07%)
 PNC Financial Services Group                          4,200                226,254
 Wells Fargo                                           8,500                521,050
                                                                            747,304
RETAIL-DISCOUNT (1.88%)
 Costco Wholesale                                      4,900                231,623
TELEPHONE-INTEGRATED (1.84%)
 SBC Communications                                    9,500                225,720
TELEVISION (0.96%)
 Univision Communications /1/                          4,300                117,433


                                              Shares
                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-RAIL (4.86%)
 Burlington Northern Santa Fe                          6,100            $   293,898
 CSX                                                   7,600                303,772
                                                                            597,670
                                        TOTAL COMMON STOCKS              12,147,990
                                                                        -----------

                       TOTAL PORTFOLIO INVESTMENTS (98.72%)              12,147,990
CASH AND RECEIVABLES, NET OF LIABILITIES (1.28%)                            157,663
                                 TOTAL NET ASSETS (100.00%)             $12,305,653
                                                                        -------------


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $   582,052
Unrealized Depreciation                         (184,370)
                                             -----------
Net Unrealized Appreciation (Depreciation)       397,682
Cost for federal income tax purposes         $11,750,308

                            SCHEDULE OF INVESTMENTS
                        PARTNERS LARGECAP VALUE FUND II

                          JANUARY 31, 2005 (UNAUDITED)

                                          Shares

                                          Held                       Value

------------------------------------------------------------------------------------
COMMON STOCKS (95.77%)
AEROSPACE & DEFENSE (0.64%)
                                                                   $
 Boeing                                             770                38,962
APPAREL MANUFACTURERS (1.33%)
 Liz Claiborne                                    1,000                41,940
 VF                                                 730                38,800
                                                                       80,740
APPLIANCES (0.61%)
 Whirlpool                                          540                36,860
APPLICATIONS SOFTWARE (1.67%)
 Microsoft                                        3,860               101,441
ATHLETIC FOOTWEAR (0.62%)
 Reebok International                               850                37,851
AUTO-CARS & LIGHT TRUCKS (1.29%)
 General Motors                                     820                30,184
 Toyota Motor                                       620                48,478
                                                                       78,662
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.66%)
 Lear                                               740                39,960
BEVERAGES-NON-ALCOHOLIC (1.64%)
 Coca-Cola                                        1,330                55,182
 Pepsi Bottling Group                             1,620                44,307
                                                                       99,489
BREWERY (0.58%)
 Adolph Coors                                       470                35,062
CELLULAR TELECOMMUNICATIONS (0.68%)
 Vodafone Group                                   1,600                41,568
CHEMICALS-DIVERSIFIED (1.26%)
 PPG Industries                                   1,110                76,346
COMPUTER SERVICES (0.84%)
 Computer Sciences /1/                              990                51,005
COMPUTERS (2.82%)
 Hewlett-Packard                                  5,840               114,406
 International Business Machines                    610                56,986
                                                                      171,392
DATA PROCESSING & MANAGEMENT (0.64%)
 Fiserv /1/                                       1,020                39,015
DIVERSIFIED MANUFACTURING OPERATIONS (2.80%)
 Dover                                            1,020                39,066
 General Electric                                 2,010                72,621
 Tyco International                               1,610                58,186
                                                                      169,873
ELECTRIC-INTEGRATED (3.34%)
 Exelon                                           2,050                90,712
 NiSource                                         1,770                40,533
 PPL                                              1,330                71,820
                                                                      203,065
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.66%)
 Intel                                            1,800                40,410
                                          Shares

                                          Held                       Value

------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FIDUCIARY BANKS (0.55%)
                                                                   $
 Bank of New York                                 1,120                33,275
FINANCE-INVESTMENT BANKER & BROKER (8.35%)
 Citigroup                                        6,100               299,205
 Merrill Lynch                                    1,750               105,123
 Morgan Stanley                                   1,840               102,966
                                                                      507,294
FINANCE-MORTGAGE LOAN/BANKER (3.55%)
 Federal Home Loan Mortgage                       3,300               215,457
FINANCIAL GUARANTEE INSURANCE (0.57%)
 MGIC Investment                                    540                34,506
FOOD-MISCELLANEOUS/DIVERSIFIED (2.45%)
 H.J. Heinz                                       1,350                51,044
 Sara Lee                                         1,800                42,264
 Unilever                                           850                55,513
                                                                      148,821
FOOD-RETAIL (0.86%)
 Kroger /1/                                       3,060                52,326
HOME DECORATION PRODUCTS (0.68%)
 Newell Rubbermaid                                1,930                41,534
INSTRUMENTS-CONTROLS (0.68%)
 Parker Hannifin                                    630                41,051
INSURANCE BROKERS (0.28%)
 Marsh & McLennan                                   520                16,900
LIFE & HEALTH INSURANCE (0.75%)
 Torchmark                                          840                45,864
MACHINERY-GENERAL INDUSTRY (0.91%)
 Ingersoll-Rand                                     740                55,041
MEDICAL PRODUCTS (2.09%)
 Baxter International                             1,540                51,990
 Johnson & Johnson                                1,160                75,052
                                                                      127,042
MEDICAL-DRUGS (2.65%)
 Abbott Laboratories                              1,570                70,681
 Bristol-Myers Squibb                             2,040                47,818
 Merck                                              550                15,427
 Wyeth                                              690                27,345
                                                                      161,271
MEDICAL-HOSPITALS (0.79%)
 HCA                                              1,080                48,082
METAL-ALUMINUM (0.78%)
 Alcoa                                            1,600                47,216
MONEY CENTER BANKS (3.76%)
 Bank of America                                  4,930               228,604
MULTI-LINE INSURANCE (5.47%)
 Allstate                                         1,630                82,217
 American International Group                     1,030                68,279
 Cigna                                              530                42,532
 Hartford Financial Services Group                1,030                69,309
                                          Shares

                                          Held                       Value

------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                   $
 Loews                                            1,030                70,040
                                                                      332,377
MULTIMEDIA (2.74%)
 Gannett                                            900                72,036
 Time Warner /1/                                  5,260                94,680
                                                                      166,716
NON-HAZARDOUS WASTE DISPOSAL (0.69%)
 Waste Management                                 1,450                42,050
OIL COMPANY-INTEGRATED (10.66%)
 ChevronTexaco                                    2,130               115,872
 ConocoPhillips                                   1,090               101,141
 Exxon Mobil                                      5,020               259,032
 Royal Dutch Petroleum                            2,940               171,902
                                                                      647,947
PAPER & RELATED PRODUCTS (1.33%)
 Weyerhaeuser                                     1,300                81,120
PRINTING-COMMERCIAL (0.69%)
 R.R. Donnelley & Sons                            1,260                42,147
PUBLICLY TRADED INVESTMENT FUND (1.92%)
 Standard & Poor's 500 Depository
  Receipts                                          990               116,949
REGIONAL BANKS (7.05%)
 National City                                      900                31,995
 PNC Financial Services Group                     1,210                65,183
 U.S. Bancorp                                     2,820                84,741
 Wachovia                                         1,690                92,696
 Wells Fargo                                      2,510               153,863
                                                                      428,478
RETAIL-APPAREL & SHOE (0.51%)
 Gap                                              1,400                30,814
RETAIL-AUTO PARTS (0.52%)
 Advance Auto Parts /1/                             730                31,463
RETAIL-DISCOUNT (0.56%)
 Dollar General                                   1,680                33,953
RETAIL-DRUG STORE (0.72%)
 CVS                                                940                43,569
RETAIL-MAJOR DEPARTMENT STORE (1.25%)
 May Department Stores                            2,250                76,275
RETAIL-RESTAURANTS (1.47%)
 McDonald's                                       2,750                89,072
RETAIL-VIDEO RENTAL (0.16%)
 Blockbuster                                      1,130                 9,876
SAVINGS & LOANS-THRIFTS (1.33%)
 Washington Mutual                                2,000                80,700
STEEL PRODUCERS (0.34%)
 Nucor                                              370                20,779
TELEPHONE-INTEGRATED (4.75%)
 ALLTEL                                             880                48,435
                                          Shares

                                          Held                       Value

------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
                                                                   $
 AT&T                                               810                15,544
 BellSouth                                        2,320                60,877
 SBC Communications                               3,260                77,457
 Sprint                                           1,940                46,230
 Verizon Communications                           1,120                39,861
                                                                      288,404
TOBACCO (1.52%)
 Altria Group                                     1,450                92,553
TOOLS-HAND HELD (0.31%)
 Snap-On                                            560                18,542
                                   TOTAL COMMON STOCKS              5,819,769
                                                                   ----------

                  TOTAL PORTFOLIO INVESTMENTS (95.77%)              5,819,769
CASH AND RECEIVABLES, NET OF LIABILITIES (4.23%)                      256,974
                            TOTAL NET ASSETS (100.00%)             $6,076,743
                                                                   ------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $   59,863
Unrealized Depreciation                        (148,000)
                                             ----------
Net Unrealized Appreciation (Depreciation)      (88,137)
Cost for federal income tax purposes         $5,907,906

                            SCHEDULE OF INVESTMENTS
                          PARTNERS MIDCAP GROWTH FUND

                          JANUARY 31, 2005 (UNAUDITED)

                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (94.60%)
AIRLINES (0.76%)
                                                                      $
 Southwest Airlines                                 27,280                395,014
APPAREL MANUFACTURERS (1.71%)
 Coach /1/                                          15,750                883,575
APPLICATIONS SOFTWARE (1.27%)
 Citrix Systems /1/                                 18,350                393,607
 Mercury Interactive /1/                             6,040                264,371
                                                                          657,978
AUDIO & VIDEO PRODUCTS (0.84%)
 Harman International Industries                     3,550                431,857
BEVERAGES-WINE & SPIRITS (0.52%)
 Constellation Brands /1/                            5,160                267,907
BUILDING PRODUCTS-AIR & HEATING (0.50%)
 American Standard /1/                               6,410                256,656
BUSINESS TO BUSINESS-E COMMERCE (0.56%)
 Ariba /1/                                          21,000                291,480
CASINO HOTELS (2.96%)
 MGM Mirage /1/                                      7,980                573,044
 Station Casinos                                     8,300                510,450
 Wynn Resorts /1/                                    6,810                446,463
                                                                        1,529,957
CASINO SERVICES (0.64%)
 Scientific Games /1/                               12,970                333,588
CELLULAR TELECOMMUNICATIONS (1.12%)
 Alamosa Holdings /1/                               20,880                267,264
 NII Holdings /1/                                    5,770                310,426
                                                                          577,690
CHEMICALS-DIVERSIFIED (0.67%)
 Lyondell Chemical                                  11,730                345,097
CIRCUIT BOARDS (0.51%)
 Benchmark Electronics /1/                           8,180                261,515
COAL (0.40%)
 Peabody Energy                                      2,430                205,943
COMMERCIAL BANKS (1.84%)
 City National                                       3,930                274,275
 Silicon Valley Bancshares /1/                       5,880                256,603
 UCBH Holdings                                       9,530                419,987
                                                                          950,865
COMMERCIAL SERVICES (0.68%)
 Alliance Data Systems /1/                           8,140                353,439
COMMUNICATIONS SOFTWARE (1.16%)
 Avid Technology /1/                                 9,500                598,975
COMPUTER SERVICES (1.01%)
 Cognizant Technology Solutions /1/                 13,820                523,778
COMPUTERS (2.25%)
 Apple Computer /1/                                 15,140              1,164,266
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONSUMER PRODUCTS-MISCELLANEOUS (0.67%)
                                                                      $
 Clorox                                              5,810                345,230
DATA PROCESSING & MANAGEMENT (1.72%)
 Choicepoint /1/                                     7,460                343,160
 Global Payments                                     6,250                358,062
 SEI Investments                                     5,060                189,042
                                                                          890,264
DENTAL SUPPLIES & EQUIPMENT (0.74%)
 Patterson /1/                                       8,200                381,956
DIAGNOSTIC KITS (0.51%)
 Dade Behring Holdings /1/                           4,650                265,748
DISPOSABLE MEDICAL PRODUCTS (1.44%)
 C.R. Bard                                          10,960                743,088
DISTRIBUTION-WHOLESALE (0.80%)
 CDW                                                 7,110                415,935
DIVERSIFIED MANUFACTURING OPERATIONS (1.67%)
 Pentair                                            10,890                482,645
 Roper Industries                                    6,570                381,454
                                                                          864,099
E-COMMERCE-PRODUCTS (0.38%)
 Overstock.com /1/                                   3,760                196,159
E-COMMERCE-SERVICES (1.32%)
 Monster Worldwide /1/                              21,740                680,245
ELECTRIC PRODUCTS-MISCELLANEOUS (0.65%)
 Ametek                                              8,850                338,070
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.21%)
 Sanmina /1/                                        17,750                109,695
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.25%)
 Altera /1/                                         29,090                558,528
 PMC - Sierra /1/                                   58,870                605,184
                                                                        1,163,712
FIDUCIARY BANKS (0.51%)
 Northern Trust                                      6,000                261,840
FINANCE-INVESTMENT BANKER & BROKER (0.92%)
 Bear Stearns                                        2,140                216,268
 Legg Mason                                          3,380                261,038
                                                                          477,306
FINANCE-MORTGAGE LOAN/BANKER (0.51%)
 Doral Financial                                     6,070                262,528
FOOD-CONFECTIONERY (0.50%)
 Hershey Foods                                       4,420                258,526
FOOD-RETAIL (0.63%)
 Whole Foods Market                                  3,670                328,171
HOSPITAL BEDS & EQUIPMENT (0.54%)
 Kinetic Concepts /1/                                4,270                277,550
HOTELS & MOTELS (2.37%)
 Marriott International                             13,290                839,662
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOTELS & MOTELS (CONTINUED)
                                                                      $
 Starwood Hotels & Resorts Worldwide                 6,690                387,284
                                                                        1,226,946
HUMAN RESOURCES (1.00%)
 Robert Half International                          17,120                519,421
IDENTIFICATION SYSTEM-DEVELOPMENT (0.72%)
 Cogent /1/                                         12,310                372,993
INDUSTRIAL AUTOMATION & ROBOTS (1.28%)
 Rockwell International                             11,690                662,238
INDUSTRIAL GASES (0.51%)
 Praxair                                             6,080                262,352
INSTRUMENTS-SCIENTIFIC (2.17%)
 Fisher Scientific International /1/                10,740                678,231
 Waters /1/                                          9,060                444,665
                                                                        1,122,896
INTERNET BROKERS (1.08%)
 E*trade Group /1/                                  40,460                556,325
INTERNET CONTENT-INFORMATION & NEWS (1.49%)
 Ask Jeeves /1/                                     13,580                385,129
 CNET Networks /1/                                  35,000                385,000
                                                                          770,129
INTERNET INFRASTRUCTURE SOFTWARE (2.33%)
 F5 Networks /1/                                    15,460                741,152
 TIBCO Software /1/                                 42,230                464,108
                                                                        1,205,260
INTERNET SECURITY (2.19%)
 CheckFree /1/                                      13,544                528,216
 VeriSign /1/                                       23,380                604,139
                                                                        1,132,355
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.92%)
 Affiliated Managers Group /1/                       6,475                410,580
 T. Rowe Price Group                                 9,730                582,340
                                                                          992,920
LASERS-SYSTEMS & COMPONENTS (0.75%)
 Cymer /1/                                          14,570                386,396
LEISURE & RECREATION PRODUCTS (0.64%)
 WMS Industries /1/                                 10,570                331,264
MEDICAL INSTRUMENTS (0.90%)
 Biomet                                             10,960                465,581
MEDICAL LABORATORY & TESTING SERVICE (0.66%)
 Laboratory Corp. of America Holdings /1/            7,100                339,735
MEDICAL PRODUCTS (1.90%)
 Cooper                                              5,190                398,073
 INAMED /1/                                          8,460                585,432
                                                                          983,505
MEDICAL-BIOMEDICAL/GENE (1.09%)
 Genzyme /1/                                         9,650                561,726
MEDICAL-DRUGS (1.00%)
 Elan /1/                                            8,660                233,214
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                      $
 Sepracor /1/                                        4,990                285,328
                                                                          518,542
MEDICAL-HMO (3.38%)
 AMERIGROUP /1/                                      8,880                365,057
 Pacificare Health Systems /1/                       7,140                439,324
 WellPoint /1/                                       7,750                941,625
                                                                        1,746,006
MEDICAL-NURSING HOMES (0.39%)
 Manor Care                                          5,890                203,500
MISCELLANEOUS INVESTING (0.71%)
 Host Marriott                                      22,790                364,640
MOTION PICTURES & SERVICES (0.57%)
 DreamWorks Animation /1/                            8,290                292,886
NETWORKING PRODUCTS (2.35%)
 Ixia /1/                                           11,000                170,720
 Juniper Networks /1/                               41,480              1,042,392
                                                                        1,213,112
OIL & GAS DRILLING (0.95%)
 Transocean Sedco Forex /1/                         11,110                488,840
OIL COMPANY-EXPLORATION & PRODUCTION (1.97%)
 Range Resources                                    15,010                333,072
 Ultra Petroleum /1/                                 4,670                240,645
 XTO Energy                                         12,407                445,535
                                                                        1,019,252
OIL FIELD MACHINERY & EQUIPMENT (1.28%)
 Grant Prideco /1/                                  20,100                393,960
 Smith International /1/                             4,540                268,768
                                                                          662,728
OIL-FIELD SERVICES (0.49%)
 BJ Services                                         5,320                255,626
OPTICAL SUPPLIES (1.14%)
 Bausch & Lomb                                       8,100                590,409
PHARMACY SERVICES (0.56%)
 Medco Health Solutions /1/                          6,850                291,605
PIPELINES (0.35%)
 Questar                                             3,610                183,388
RADIO (0.35%)
 Sirius Satellite Radio /1/                         27,700                183,374
RETAIL-APPAREL & SHOE (2.47%)
 American Eagle Outfitters                           5,510                279,908
 Chico's FAS /1/                                    12,490                657,973
 Urban Outfitters /1/                                8,040                338,243
                                                                        1,276,124
RETAIL-BEDDING (1.30%)
 Bed Bath & Beyond /1/                              16,670                671,634
RETAIL-CONSUMER ELECTRONICS (0.71%)
 RadioShack                                         11,160                369,619
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-MAIL ORDER (0.98%)
                                                                      $
 Williams-Sonoma /1/                                14,700                508,620
RETAIL-RESTAURANTS (1.91%)
 P.F. Chang's China Bistro /1/                       5,380                299,074
 Yum! Brands                                        14,900                690,615
                                                                          989,689
SAVINGS & LOANS-THRIFTS (0.54%)
 Sovereign Bancorp                                  12,290                279,475
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.11%)
 Marvell Technology Group /1/                       17,120                572,664
SEMICONDUCTOR EQUIPMENT (2.42%)
 Kla-Tencor /1/                                     14,320                662,300
 Lam Research /1/                                   22,040                589,790
                                                                        1,252,090
STEEL PRODUCERS (0.69%)
 AK Steel Holding /1/                               24,720                358,687
STEEL-SPECIALTY (0.92%)
 Allegheny Technologies                             19,760                474,240
TELECOMMUNICATION EQUIPMENT (1.62%)
 Comverse Technology /1/                            25,350                566,572
 Sonus Networks /1/                                 43,950                269,414
                                                                          835,986
TELECOMMUNICATION SERVICES (0.75%)
 Amdocs /1/                                         12,970                385,858
THERAPEUTICS (2.29%)
 Eyetech Pharmaceuticals /1/                         7,520                277,187
 Medicines /1/                                       9,560                262,996
 MGI Pharma /1/                                     11,920                270,465
 Neurocrine Biosciences /1/                          8,160                373,320
                                                                        1,183,968
TRANSPORT-SERVICES (0.71%)
 Expeditors International of Washington              6,520                366,033
TRANSPORT-TRUCK (0.70%)
 Yellow Roadway /1/                                  6,380                361,236
WEB HOSTING & DESIGN (1.12%)
 Macromedia /1/                                     16,940                580,026

                                            Shares
                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (0.50%)
                                                                      $
 American Tower /1/                                 14,150                256,398
                                      TOTAL COMMON STOCKS              48,917,999
                                                                      -----------

                     TOTAL PORTFOLIO INVESTMENTS (94.60%)              48,917,999
CASH AND RECEIVABLES, NET OF LIABILITIES (5.40%)                        2,793,267
                               TOTAL NET ASSETS (100.00%)             $51,711,266
                                                                      -------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 8,454,586
Unrealized Depreciation                         (831,387)
                                             -----------
Net Unrealized Appreciation (Depreciation)     7,623,199
Cost for federal income tax purposes         $41,294,800

                            SCHEDULE OF INVESTMENTS
                         PARTNERS MIDCAP GROWTH FUND I

                          JANUARY 31, 2005 (UNAUDITED)

                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (99.96%)
ADVERTISING SERVICES (0.67%)
                                                                       $
 Getty Images /1/                                    13,900                 968,830
AEROSPACE & DEFENSE EQUIPMENT (0.56%)
 Alliant Techsystems /1/                             12,030                 800,957
APPAREL MANUFACTURERS (2.61%)
 Coach /1/                                           40,000               2,244,000
 Columbia Sportswear /1/                             18,430               1,011,254
 Liz Claiborne                                       12,050                 505,377
                                                                          3,760,631
APPLICATIONS SOFTWARE (1.96%)
 Citrix Systems /1/                                  49,550               1,062,848
 Infosys Technologies                                 9,400                 620,776
 Intuit /1/                                          29,400               1,146,600
                                                                          2,830,224
AUDIO & VIDEO PRODUCTS (0.96%)
 Harman International Industries                     11,400               1,386,810
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.37%)
 BorgWarner                                          10,000                 536,900
BATTERIES & BATTERY SYSTEMS (0.73%)
 Energizer Holdings /1/                              18,470               1,045,587
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.31%)
 Monaco Coach                                        23,820                 440,908
BUILDING-RESIDENTIAL & COMMERCIAL (2.37%)
 DR Horton                                           22,540                 896,641
 Lennar                                              15,900                 897,873
 NVR /1/                                              2,050               1,622,063
                                                                          3,416,577
CASINO HOTELS (0.76%)
 Harrah's Entertainment                              17,200               1,087,728
CHEMICALS-DIVERSIFIED (0.99%)
 Georgia Gulf                                        13,320                 681,185
 Lyondell Chemical                                   25,200                 741,384
                                                                          1,422,569
CHEMICALS-SPECIALTY (1.36%)
 Cabot Microelectronics /1/                          18,900                 575,127
 Engelhard                                           19,990                 600,699
 Lubrizol                                            21,830                 786,535
                                                                          1,962,361
COATINGS & PAINT (0.38%)
 Sherwin-Williams                                    12,700                 548,640
COMMERCIAL BANKS (0.40%)
 Silicon Valley Bancshares /1/                       13,300                 580,412
COMMERCIAL SERVICE-FINANCE (2.77%)
 Equifax                                             42,920               1,214,636
 H&R Block                                           13,440                 649,287
 Moody's                                             25,290               2,118,796
                                                                          3,982,719
COMMERCIAL SERVICES (0.61%)
 Corporate Executive Board                           13,700                 875,430
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER AIDED DESIGN (0.91%)
                                                                       $
 Autodesk                                            44,600               1,309,902
COMPUTER SERVICES (3.01%)
 Affiliated Computer Services /1/                    20,590               1,115,772
 Cognizant Technology Solutions /1/                  31,800               1,205,220
 FactSet Research Systems                            13,700                 731,580
 Sungard Data Systems /1/                            47,630               1,280,771
                                                                          4,333,343
COMPUTERS (1.09%)
 Apple Computer /1/                                  20,400               1,568,760
COMPUTERS-MEMORY DEVICES (1.45%)
 SanDisk /1/                                         45,410               1,121,627
 Storage Technology /1/                              30,870                 972,096
                                                                          2,093,723
COMPUTERS-PERIPHERAL EQUIPMENT (1.26%)
 Lexmark International /1/                           21,860               1,822,031
CONSUMER PRODUCTS-MISCELLANEOUS (1.93%)
 Clorox                                              16,680                 991,125
 Fortune Brands                                      21,310               1,789,614
                                                                          2,780,739
DATA PROCESSING & MANAGEMENT (1.10%)
 Fiserv /1/                                          30,520               1,167,390
 NAVTEQ /1/                                          11,000                 421,190
                                                                          1,588,580
DECISION SUPPORT SOFTWARE (0.53%)
 Cognos /1/                                          18,400                 761,208
DENTAL SUPPLIES & EQUIPMENT (0.46%)
 Dentsply International                              11,800                 661,626
DISPOSABLE MEDICAL PRODUCTS (1.03%)
 C.R. Bard                                           21,900               1,484,820
DISTRIBUTION-WHOLESALE (0.59%)
 Ingram Micro /1/                                    45,870                 847,678
DIVERSIFIED MANUFACTURING OPERATIONS (1.03%)
 Cooper Industries                                   10,790                 749,905
 ITT Industries                                       8,660                 738,611
                                                                          1,488,516
DRUG DELIVERY SYSTEMS (0.47%)
 Andrx Group /1/                                     31,180                 680,971
E-MARKETING-INFORMATION (0.53%)
 Digital River /1/                                   19,520                 763,427
ELECTRIC-INTEGRATED (0.42%)
 Constellation Energy Group                          12,100                 605,000
ELECTRONIC COMPONENTS & ACCESSORIES (0.35%)
 Integrated Circuit Systems /1/                      26,330                 500,270
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.40%)
 Gentex                                              16,920                 572,404
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.76%)
 Altera /1/                                          72,950               1,400,640
 Infineon Technologies /1/                           35,800                 331,866
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                       $
 International Rectifier /1/                         11,590                 453,748
 MEMC Electronics Materials /1/                      79,350                 976,005
 Microchip Technology                                41,600               1,083,680
 QLogic /1/                                          30,700               1,175,196
                                                                          5,421,135
ELECTRONIC CONNECTORS (0.54%)
 Amphenol /1/                                        19,700                 774,801
ELECTRONIC FORMS (1.38%)
 Adobe Systems                                       34,980               1,990,362
ELECTRONICS-MILITARY (0.56%)
 L-3 Communications Holdings                         11,350                 810,504
FIDUCIARY BANKS (0.77%)
 Investors Financial Services                        21,900               1,103,979
FILTRATION & SEPARATION PRODUCTS (0.59%)
 CLARCOR                                             15,720                 856,268
FINANCE-COMMERCIAL (0.96%)
 CapitalSource /1/                                   22,700                 535,947
 CIT Group                                           21,100                 851,807
                                                                          1,387,754
FINANCE-INVESTMENT BANKER & BROKER (1.38%)
 Bear Stearns                                         6,330                 639,710
 Jefferies Group                                     18,950                 739,050
 Raymond James Financial                             19,600                 610,932
                                                                          1,989,692
FINANCE-MORTGAGE LOAN/BANKER (0.91%)
 Doral Financial                                     30,290               1,310,043
FOOD-MEAT PRODUCTS (0.66%)
 Tyson Foods                                         55,600                 954,652
FOOD-RETAIL (0.44%)
 Whole Foods Market                                   7,160                 640,247
HEALTH CARE COST CONTAINMENT (0.46%)
 Caremark Rx /1/                                     16,870                 659,617
HUMAN RESOURCES (0.88%)
 Hewitt Associates /1/                               18,700                 559,130
 Manpower                                            14,700                 715,155
                                                                          1,274,285
INSTRUMENTS-CONTROLS (0.64%)
 Thermo Electron /1/                                 30,700                 919,158
INSTRUMENTS-SCIENTIFIC (1.87%)
 Applied Biosystems Group                            31,370                 628,968
 Millipore /1/                                       11,960                 520,619
 PerkinElmer                                         27,900                 641,421
 Waters /1/                                          18,460                 906,017
                                                                          2,697,025
INTERNET BROKERS (1.09%)
 Ameritrade Holding /1/                              66,000                 853,380
 E*trade Group /1/                                   51,900                 713,625
                                                                          1,567,005
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET SECURITY (0.76%)
                                                                       $
 CheckFree /1/                                       16,870                 657,930
 RSA Security /1/                                    25,000                 440,250
                                                                          1,098,180
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.83%)
 T. Rowe Price Group                                 19,900               1,191,015
LASERS-SYSTEMS & COMPONENTS (0.34%)
 Ii-Vi /1/                                           13,200                 489,060
LEISURE & RECREATION PRODUCTS (0.57%)
 Brunswick                                           17,660                 814,479
LOTTERY SERVICES (0.85%)
 GTECH Holdings                                      52,140               1,219,033
MACHINERY-ELECTRICAL (0.31%)
 Baldor Electric                                     16,000                 448,480
MEDICAL INFORMATION SYSTEM (0.69%)
 IMS Health                                          42,800               1,000,664
MEDICAL INSTRUMENTS (1.80%)
 Beckman Coulter                                     17,640               1,181,880
 Biomet                                              33,200               1,410,336
                                                                          2,592,216
MEDICAL LABORATORY & TESTING SERVICE (0.78%)
 Quest Diagnostics                                   11,840               1,128,352
MEDICAL PRODUCTS (0.62%)
 Varian Medical Systems /1/                          23,560                 888,919
MEDICAL-BIOMEDICAL/GENE (2.32%)
 Charles River Laboratories International
  /1/                                                16,630                 787,929
 Chiron /1/                                          11,600                 381,060
 Genzyme /1/                                         23,300               1,356,293
 Invitrogen /1/                                      11,798                 810,641
                                                                          3,335,923
MEDICAL-DRUGS (1.53%)
 Allergan                                             4,860                 369,117
 Cephalon /1/                                        15,710                 772,932
 IVAX /1/                                            32,500                 488,475
 Medicis Pharmaceutical                              15,800                 570,380
                                                                          2,200,904
MEDICAL-GENERIC DRUGS (0.36%)
 Par Pharmaceutical /1/                              13,730                 520,367
MEDICAL-HMO (3.49%)
 Coventry Health Care /1/                            27,730               1,577,839
 Humana /1/                                          26,000                 891,020
 Pacificare Health Systems /1/                       17,900               1,101,387
 WellPoint /1/                                       12,000               1,458,000
                                                                          5,028,246
MEDICAL-HOSPITALS (0.46%)
 Universal Health Services                           15,500                 667,120
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.51%)
 AmerisourceBergen                                   12,680                 738,990
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL-COPPER (0.78%)
                                                                       $
 Phelps Dodge                                        11,600               1,117,080
MULTI-LINE INSURANCE (0.28%)
 American Financial Group                            13,100                 403,349
MULTIMEDIA (1.73%)
 Belo                                                25,000                 584,750
 E.W. Scripps                                        15,200                 704,672
 Gemstar-TV Guide International /1/                 106,000                 585,120
 Meredith                                            12,740                 611,902
                                                                          2,486,444
NETWORKING PRODUCTS (1.08%)
 Foundry Networks /1/                                35,550                 365,454
 Network Appliance /1/                               37,300               1,187,632
                                                                          1,553,086
OIL COMPANY-EXPLORATION & PRODUCTION (1.78%)
 Cimarex Energy /1/                                  15,840                 574,200
 Newfield Exploration /1/                            12,970                 793,764
 Pogo Producing                                      12,800                 544,384
 Unit /1/                                            17,700                 646,758
                                                                          2,559,106
OIL FIELD MACHINERY & EQUIPMENT (0.60%)
 Grant Prideco /1/                                   44,000                 862,400
OIL REFINING & MARKETING (0.82%)
 Sunoco                                               6,400                 559,936
 Valero Energy                                       11,860                 617,076
                                                                          1,177,012
OIL-FIELD SERVICES (1.89%)
 Cal Dive International /1/                          18,200                 795,340
 Oceaneering International /1/                       16,800                 640,248
 Oil States International /1/                        33,900                 645,795
 Varco International /1/                             20,900                 639,749
                                                                          2,721,132
OPTICAL SUPPLIES (0.54%)
 Bausch & Lomb                                       10,600                 772,634
PHARMACY SERVICES (0.33%)
 Omnicare                                            15,270                 469,553
POULTRY (0.72%)
 Sanderson Farms                                     23,800               1,040,298
PROPERTY & CASUALTY INSURANCE (1.09%)
 Fidelity National Financial                         15,120                 662,558
 W.R. Berkley                                        18,900                 901,530
                                                                          1,564,088
RADIO (0.46%)
 Cox Radio /1/                                       41,670                 656,719
RECYCLING (0.53%)
 Metal Management /1/                                28,300                 762,402
RENTAL-AUTO & EQUIPMENT (0.48%)
 Rent-A-Center /1/                                   28,160                 689,638
RETAIL-APPAREL & SHOE (3.31%)
 Abercrombie & Fitch                                 25,180               1,262,022
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (CONTINUED)
                                                                       $
 Chico's FAS /1/                                     23,810               1,254,311
 Claire's Stores                                     41,680                 859,858
 Limited                                             36,070                 854,859
 Pacific Sunwear of California /1/                   22,100                 541,229
                                                                          4,772,279
RETAIL-AUTO PARTS (1.40%)
 Advance Auto Parts /1/                              19,900                 857,690
 Autozone /1/                                        12,940               1,154,895
                                                                          2,012,585
RETAIL-BEDDING (1.27%)
 Bed Bath & Beyond /1/                               45,400               1,829,166
RETAIL-BOOKSTORE (0.52%)
 Barnes & Noble /1/                                  22,800                 745,560
RETAIL-RESTAURANTS (2.25%)
 CBRL Group                                          19,160                 787,668
 Wendy's International                               16,170                 634,187
 Yum! Brands                                         39,300               1,821,555
                                                                          3,243,410
SAVINGS & LOANS-THRIFTS (0.37%)
 New York Community Bancorp                          30,100                 536,683
SCHOOLS (1.44%)
 Career Education /1/                                25,500               1,027,395
 ITT Educational Services /1/                        21,400               1,051,168
                                                                          2,078,563
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.00%)
 Linear Technology                                   38,000               1,434,120
SEMICONDUCTOR EQUIPMENT (1.63%)
 Kla-Tencor /1/                                      28,100               1,299,625
 Lam Research /1/                                    39,000               1,043,640
                                                                          2,343,265
TELECOMMUNICATION EQUIPMENT (0.71%)
 Adtran                                              16,000                 286,560
 Scientific-Atlanta                                  24,300                 736,533
                                                                          1,023,093
TELECOMMUNICATION SERVICES (1.17%)
 Aspect Communications /1/                           49,120                 548,179
 Avaya /1/                                           79,700               1,143,695
                                                                          1,691,874
TEXTILE-HOME FURNISHINGS (0.54%)
 Mohawk Industries /1/                                8,850                 783,314
THERAPEUTICS (0.87%)
 ImClone Systems /1/                                 12,500                 524,375
 United Therapeutics /1/                             17,100                 729,657
                                                                          1,254,032
TOOLS-HAND HELD (1.06%)
 Black & Decker                                      18,460               1,521,104
TOYS (1.03%)
 Marvel Enterprises /1/                              31,950                 570,627
 Mattel                                              46,630                 906,954
                                                                          1,477,581
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-MARINE (0.54%)
                                                                       $
 Overseas Shipholding Group                          14,000                 781,340
WIRELESS EQUIPMENT (0.26%)
 InterDigital Communications /1/                     21,030                 375,596
                                       TOTAL COMMON STOCKS              143,967,262
                                                                       ------------

                      TOTAL PORTFOLIO INVESTMENTS (99.96%)              143,967,262
CASH AND RECEIVABLES, NET OF LIABILITIES (0.04%)                             60,029
                                TOTAL NET ASSETS (100.00%)             $144,027,291
                                                                       --------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 18,093,887
Unrealized Depreciation                        (4,574,608)
                                             ------------
Net Unrealized Appreciation (Depreciation)     13,519,279
Cost for federal income tax purposes         $130,447,983

                            SCHEDULE OF INVESTMENTS
                         PARTNERS MIDCAP GROWTH FUND II

                          JANUARY 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                       Value

----------------------------------------------------------------------------------------
COMMON STOCKS (98.45%)
ADVANCED MATERIALS & PRODUCTS (0.39%)
                                                                       $
 Hexcel /1/                                           1,300                19,149
ADVERTISING AGENCIES (0.97%)
 Interpublic Group /1/                                  400                 5,220
 Omnicom Group                                          500                42,445
                                                                           47,665
ADVERTISING SERVICES (0.87%)
 Getty Images /1/                                       100                 6,970
 R.H. Donnelley /1/                                     600                35,520
                                                                           42,490
APPAREL MANUFACTURERS (0.32%)
 Polo Ralph Lauren                                      400                15,580
APPLICATIONS SOFTWARE (1.11%)
 Intuit /1/                                             300                11,700
 Parametric Technology /1/                            7,500                42,750
                                                                           54,450
AUCTION HOUSE & ART DEALER (0.88%)
 Sotheby's Holdings /1/                               2,400                43,056
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.72%)
 USG /1/                                              1,100                35,310
BUILDING PRODUCTS-AIR & HEATING (0.65%)
 American Standard /1/                                  800                32,032
BUILDING-RESIDENTIAL & COMMERCIAL (3.62%)
 DR Horton                                            1,500                59,670
 KB Home                                                450                48,892
 Ryland Group                                           700                45,409
 Toll Brothers /1/                                      300                23,421
                                                                          177,392
CASINO HOTELS (2.24%)
 Caesars Entertainment /1/                              800                15,464
 Mandalay Resort Group                                  300                21,180
 Monarch Casino & Resort /1/                          1,400                42,392
 Station Casinos                                        500                30,750
                                                                          109,786
CASINO SERVICES (0.58%)
 International Game Technology                          900                28,170
CELLULAR TELECOMMUNICATIONS (0.87%)
 Nextel Partners /1/                                  1,200                23,868
 Western Wireless /1/                                   500                18,890
                                                                           42,758
CHEMICALS-SPECIALTY (0.53%)
 Terra Industries /1/                                 3,200                25,760
COMMERCIAL BANKS (1.15%)
 Fremont General                                        300                 7,347
 Synovus Financial                                    1,800                48,834
                                                                           56,181
COMMERCIAL SERVICE-FINANCE (1.42%)
 Dun & Bradstreet /1/                                   600                34,860
 H&R Block                                              200                 9,662
                                              Shares

                                              Held                       Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICE-FINANCE (CONTINUED)
                                                                       $
 Moody's                                                300                25,134
                                                                           69,656
COMMERCIAL SERVICES (1.07%)
 CoStar Group /1/                                       500                21,475
 TeleTech Holdings /1/                                2,900                30,798
                                                                           52,273
COMPUTER AIDED DESIGN (0.54%)
 Autodesk                                               900                26,433
COMPUTER GRAPHICS (0.52%)
 Trident Microsystems /1/                             1,400                25,200
COMPUTER SERVICES (2.01%)
 Affiliated Computer Services /1/                       800                43,352
 Cognizant Technology Solutions /1/                     400                15,160
 DST Systems /1/                                        600                29,088
 Sungard Data Systems /1/                               400                10,756
                                                                           98,356
COMPUTERS (2.04%)
 Apple Computer /1/                                   1,300                99,970
COMPUTERS-INTEGRATED SYSTEMS (0.65%)
 Brocade Communications Systems /1/                     700                 4,340
 NCR /1/                                                800                27,344
                                                                           31,684
COMPUTERS-MEMORY DEVICES (0.90%)
 Storage Technology /1/                               1,400                44,086
COMPUTERS-PERIPHERAL EQUIPMENT (0.68%)
 Lexmark International /1/                              400                33,340
CONSUMER PRODUCTS-MISCELLANEOUS (0.17%)
 Fortune Brands                                         100                 8,398
COSMETICS & TOILETRIES (1.34%)
 Avon Products                                          700                29,554
 Estee Lauder                                           800                36,112
                                                                           65,666
DIAGNOSTIC KITS (0.70%)
 Dade Behring Holdings /1/                              600                34,290
DISPOSABLE MEDICAL PRODUCTS (0.28%)
 C.R. Bard                                              200                13,560
DISTRIBUTION-WHOLESALE (1.20%)
 Fastenal                                               200                12,026
 Ingram Micro /1/                                     1,800                33,264
 Navarre /1/                                          1,100                13,613
                                                                           58,903
DIVERSIFIED MANUFACTURING OPERATIONS (0.72%)
 Brink's                                              1,000                35,410
E-SERVICES-CONSULTING (0.66%)
 Websense /1/                                           600                32,220
                                              Shares

                                              Held                       Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-GENERATION (0.69%)
                                                                       $
 AES /1/                                              2,400                33,720
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.43%)
 Altera /1/                                           1,100                21,120
 Broadcom /1/                                         1,000                31,830
 Cree /1/                                               600                14,418
 Microchip Technology                                   500                13,025
 National Semiconductor /1/                           1,400                23,702
 QLogic /1/                                             300                11,484
 Silicon Laboratories /1/                               100                 3,410
                                                                          118,989
ELECTRONIC CONNECTORS (0.92%)
 Amphenol /1/                                           400                15,732
 Thomas & Betts /1/                                   1,000                29,210
                                                                           44,942
ELECTRONIC FORMS (0.70%)
 Adobe Systems                                          600                34,140
ENGINES-INTERNAL COMBUSTION (0.95%)
 Cummins Engine                                         600                46,602
ENTERTAINMENT SOFTWARE (1.65%)
 Activision /1/                                       2,300                51,980
 THQ /1/                                              1,300                28,925
                                                                           80,905
ENVIRONMENTAL MONITORING & DETECTION (0.50%)
 Mine Safety Appliances                                 500                24,480
FIDUCIARY BANKS (0.45%)
 Northern Trust                                         500                21,820
FINANCE-CREDIT CARD (1.13%)
 Capital One Financial                                  400                31,312
 MBNA                                                   900                23,922
                                                                           55,234
FINANCE-INVESTMENT BANKER & BROKER (0.32%)
 Legg Mason                                             200                15,446
FINANCE-MORTGAGE LOAN/BANKER (0.68%)
 Countrywide Credit Industries                          900                33,300
FINANCE-OTHER SERVICES (0.44%)
 Chicago Mercantile Exchange                            100                21,450
FINANCIAL GUARANTEE INSURANCE (0.92%)
 Ambac Financial Group                                  500                38,440
 MGIC Investment                                        100                 6,390
                                                                           44,830
FOOD-MEAT PRODUCTS (0.56%)
 Smithfield Foods /1/                                   900                27,243
FOOD-MISCELLANEOUS/DIVERSIFIED (0.48%)
 Corn Products International                            800                23,488
FOOD-WHOLESALE & DISTRIBUTION (0.32%)
 Supervalu                                              500                15,805
                                              Shares

                                              Held                       Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOTWEAR & RELATED APPAREL (0.94%)
                                                                       $
 Timberland /1/                                         700                46,018
HOSPITAL BEDS & EQUIPMENT (0.66%)
 Kinetic Concepts /1/                                   500                32,500
HOTELS & MOTELS (0.26%)
 Marriott International                                 200                12,636
HUMAN RESOURCES (0.43%)
 Robert Half International                              700                21,238
INDUSTRIAL AUTOMATION & ROBOTS (0.69%)
 Rockwell International                                 600                33,990
INSTRUMENTS-SCIENTIFIC (1.73%)
 Fisher Scientific International /1/                    800                50,520
 Waters /1/                                             700                34,356
                                                                           84,876
INTERNET APPLICATION SOFTWARE (0.37%)
 WebEx Communications /1/                               900                18,090
INTERNET CONTENT-INFORMATION & NEWS (0.19%)
 InfoSpace /1/                                          200                 9,442
INTERNET INFRASTRUCTURE SOFTWARE (1.07%)
 Akamai Technologies /1/                              4,000                52,400
INTERNET SECURITY (0.37%)
 VeriSign /1/                                           700                18,088
INVESTMENT COMPANIES (0.42%)
 American Capital Strategies                            600                20,400
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.80%)
 Franklin Resources                                     400                27,144
 T. Rowe Price Group                                    200                11,970
                                                                           39,114
MACHINERY-CONSTRUCTION & MINING (0.44%)
 Terex /1/                                              500                21,525
MEDICAL INFORMATION SYSTEM (0.29%)
 IMS Health                                             600                14,028
MEDICAL INSTRUMENTS (0.82%)
 Biomet                                                 300                12,744
 St. Jude Medical /1/                                   700                27,496
                                                                           40,240
MEDICAL LABORATORY & TESTING SERVICE (0.39%)
 Quest Diagnostics                                      200                19,060
MEDICAL PRODUCTS (0.31%)
 Cooper                                                 200                15,340
MEDICAL-BIOMEDICAL/GENE (2.00%)
 Biogen Idec /1/                                        200                12,992
 Genzyme /1/                                            500                29,105
 Invitrogen /1/                                         400                27,484
 Serologicals /1/                                     1,200                28,368
                                                                           97,949
                                              Shares

                                              Held                       Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (2.07%)
                                                                       $
 Allergan                                               400                30,380
 Cephalon /1/                                           200                 9,840
 First Horizon Pharmaceutical /1/                     1,100                19,668
 Medimmune /1/                                          300                 7,097
 Sepracor /1/                                           600                34,308
                                                                          101,293
MEDICAL-GENERIC DRUGS (0.45%)
 Impax Laboratories /1/                                 800                13,716
 Mylan Laboratories                                     500                 8,315
                                                                           22,031
MEDICAL-HMO (3.69%)
 Aetna                                                  360                45,738
 Coventry Health Care /1/                               800                45,520
 Sierra Health Services /1/                             800                43,944
 UnitedHealth Group                                     100                 8,890
 WellPoint /1/                                          300                36,450
                                                                          180,542
MEDICAL-NURSING HOMES (0.28%)
 Beverly Enterprises /1/                              1,100                13,453
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.17%)
 Lincare Holdings /1/                                   200                 8,300
METAL-COPPER (0.20%)
 Phelps Dodge                                           100                 9,630
MISCELLANEOUS INVESTING (0.43%)
 Host Marriott                                        1,300                20,800
MOTION PICTURES & SERVICES (0.43%)
 Macrovision /1/                                        900                20,997
MOTORCYCLE & MOTOR SCOOTER (0.49%)
 Harley-Davidson                                        400                24,044
MULTI-LINE INSURANCE (0.98%)
 Cigna                                                  600                48,150
MULTIMEDIA (0.56%)
 McGraw-Hill                                            300                27,150
NETWORKING PRODUCTS (0.87%)
 Juniper Networks /1/                                   800                20,104
 Network Appliance /1/                                  700                22,288
                                                                           42,392
OFFICE AUTOMATION & EQUIPMENT (1.03%)
 Pitney Bowes                                           200                 8,948
 Xerox /1/                                            2,600                41,288
                                                                           50,236
OFFICE SUPPLIES & FORMS (0.12%)
 Avery Dennison                                         100                 6,009
OIL COMPANY-EXPLORATION & PRODUCTION (1.04%)
 Houston Exploration /1/                                600                32,526
 Newfield Exploration /1/                               300                18,360
                                                                           50,886
                                              Shares

                                              Held                       Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL FIELD MACHINERY & EQUIPMENT (0.83%)
                                                                       $
 Lone Star Technologies /1/                           1,000                40,790
OIL REFINING & MARKETING (1.80%)
 Sunoco                                                 500                43,745
 Tesoro Petroleum /1/                                 1,400                44,576
                                                                           88,321
OIL-FIELD SERVICES (0.82%)
 Baker Hughes                                           700                30,310
 BJ Services                                            200                 9,610
                                                                           39,920
OPTICAL SUPPLIES (0.74%)
 Bausch & Lomb                                          500                36,445
POULTRY (0.43%)
 Pilgrims Pride                                         600                20,976
PUBLICLY TRADED INVESTMENT FUND (0.84%)
 iShares Russell Midcap Growth Index Fund               500                41,050
RACETRACKS (0.94%)
 Penn National Gaming /1/                               700                45,913
RADIO (0.59%)
 XM Satellite Radio Holdings /1/                        900                28,719
REAL ESTATE MANAGEMENT & SERVICES (0.51%)
 Jones Lang LaSalle /1/                                 700                25,025
REAL ESTATE OPERATOR & DEVELOPER (0.16%)
 Catellus Development                                   300                 8,046
RECYCLING (0.44%)
 Metal Management /1/                                   800                21,552
REGIONAL BANKS (0.24%)
 Comerica                                               200                11,572
RESPIRATORY PRODUCTS (1.08%)
 ResMed /1/                                             800                41,040
 Respironics /1/                                        200                11,580
                                                                           52,620
RETAIL-APPAREL & SHOE (4.27%)
 Abercrombie & Fitch                                    500                25,060
 Aeropostale /1/                                      1,200                33,348
 American Eagle Outfitters                            1,100                55,880
 Chico's FAS /1/                                        300                15,804
 Foot Locker                                            500                13,460
 Limited                                                100                 2,370
 Nordstrom                                              700                33,775
 Pacific Sunwear of California /1/                    1,200                29,388
                                                                          209,085
RETAIL-AUTOMOBILE (0.61%)
 Copart /1/                                           1,300                29,874
RETAIL-BEDDING (0.66%)
 Bed Bath & Beyond /1/                                  800                32,232
                                              Shares

                                              Held                       Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-CATALOG SHOPPING (0.45%)
                                                                       $
 Coldwater Creek /1/                                    800                21,824
RETAIL-CONSUMER ELECTRONICS (0.95%)
 RadioShack                                           1,400                46,368
RETAIL-HYPERMARKETS (0.09%)
 Smart & Final /1/                                      300                 4,335
RETAIL-MAJOR DEPARTMENT STORE (0.52%)
 J.C. Penney                                            600                25,632
RETAIL-RESTAURANTS (0.71%)
 Starbucks /1/                                          300                16,200
 Yum! Brands                                            400                18,540
                                                                           34,740
SATELLITE TELECOM (0.56%)
 EchoStar Communications /1/                            900                27,459
SAVINGS & LOANS-THRIFTS (0.07%)
 New York Community Bancorp                             200                 3,566
SCHOOLS (0.20%)
 ITT Educational Services /1/                           200                 9,824
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.86%)
 Analog Devices                                         700                25,123
 Linear Technology                                      300                11,322
 Marvell Technology Group /1/                         1,400                46,830
 SigmaTel /1/                                           200                 7,882
                                                                           91,157
SEMICONDUCTOR EQUIPMENT (1.90%)
 FormFactor /1/                                         100                 2,277
 Kla-Tencor /1/                                         600                27,750
 Lam Research /1/                                     2,200                58,872
 Teradyne /1/                                           300                 4,209
                                                                           93,108
STEEL PRODUCERS (1.46%)
 Carpenter Technology                                   800                49,008
 Nucor                                                  400                22,464
                                                                           71,472
TELECOMMUNICATION EQUIPMENT (1.81%)
 Comverse Technology /1/                              1,100                24,585
 Harris                                                 300                19,431
 Plantronics                                          1,200                44,652
                                                                           88,668
TELECOMMUNICATION SERVICES (0.39%)
 Commonwealth Telephone Enterprises /1/                 400                19,136
TELEVISION (0.22%)
 Univision Communications /1/                           400                10,924
THERAPEUTICS (1.76%)
 AtheroGenics /1/                                     1,200                22,260
 Bone Care International /1/                          1,200                33,960
 United Therapeutics /1/                                700                29,869
                                                                           86,089
                                              Shares

                                              Held                       Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-SERVICES (0.57%)
                                                                       $
 Expeditors International of Washington                 500                28,070
TRANSPORT-TRUCK (1.50%)
 J.B. Hunt Transport Services                           700                30,884
 Swift Transportation /1/                             1,900                42,370
                                                                           73,254
WIRELESS EQUIPMENT (0.54%)
 Carrier Access /1/                                   3,600                26,568
                                       TOTAL COMMON STOCKS              4,818,799
                                                                       ----------

                      TOTAL PORTFOLIO INVESTMENTS (98.45%)              4,818,799
CASH AND RECEIVABLES, NET OF LIABILITIES (1.55%)                           75,784
                                TOTAL NET ASSETS (100.00%)             $4,894,583
                                                                       ------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  126,742
Unrealized Depreciation                        (200,887)
                                             ----------
Net Unrealized Appreciation (Depreciation)      (74,145)
Cost for federal income tax purposes         $4,892,944

                            SCHEDULE OF INVESTMENTS
                           PARTNERS MIDCAP VALUE FUND

                          JANUARY 31, 2005 (UNAUDITED)

                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (95.30%)
APPAREL MANUFACTURERS (3.70%)
                                                                       $
 Liz Claiborne                                      153,900               6,454,566
 VF                                                 133,700               7,106,155
                                                                         13,560,721
APPLIANCES (2.56%)
 Whirlpool                                          137,500               9,385,750
ATHLETIC FOOTWEAR (2.45%)
 Reebok International                               201,400               8,968,342
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (4.78%)
 BorgWarner                                         170,600               9,159,514
 Lear                                               154,100               8,321,400
                                                                         17,480,914
BEVERAGES-WINE & SPIRITS (1.68%)
 Constellation Brands /1/                           118,400               6,147,328
COMMERCIAL BANKS (6.65%)
 Commerce Bancorp.                                  117,700               6,772,458
 First Horizon National                             206,800               8,803,476
 North Fork Bancorp                                 305,430               8,765,841
                                                                         24,341,775
COMPUTERS-MEMORY DEVICES (2.58%)
 Western Digital /1/                                878,500               9,461,445
DIVERSIFIED MANUFACTURING OPERATIONS (2.50%)
 SPX                                                218,500               9,155,150
ENGINES-INTERNAL COMBUSTION (0.73%)
 Briggs & Stratton                                   68,400               2,653,236
ENTERPRISE SOFTWARE & SERVICE (1.89%)
 Computer Associates International                  254,700               6,925,293
FINANCE-COMMERCIAL (2.20%)
 CIT Group                                          199,900               8,069,963
FINANCE-INVESTMENT BANKER & BROKER (2.30%)
 Bear Stearns                                        83,300               8,418,298
FINANCIAL GUARANTEE INSURANCE (6.46%)
 Ambac Financial Group                              102,900               7,910,952
 PMI Group                                          193,600               7,699,472
 Radian Group                                       167,800               8,044,332
                                                                         23,654,756
FOOD-CANNED (0.23%)
 Del Monte Foods /1/                                 75,900                 856,152
FOOD-WHOLESALE & DISTRIBUTION (1.70%)
 Fresh Del Monte Produce                            194,900               6,223,157
FOOTWEAR & RELATED APPAREL (0.24%)
 Timberland /1/                                      13,600                 894,064
HUMAN RESOURCES (2.24%)
 Manpower                                           168,300               8,187,795
INSTRUMENTS-CONTROLS (2.09%)
 Johnson Controls                                   129,200               7,643,472
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET FINANCIAL SERVICES (2.38%)
                                                                       $
 IndyMac Bancorp                                    235,700               8,711,472
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.41%)
 Waddell & Reed Financial                           235,200               5,143,824
LIFE & HEALTH INSURANCE (0.23%)
 Jefferson-Pilot                                     16,600                 828,340
MACHINERY-GENERAL INDUSTRY (1.66%)
 Ingersoll-Rand                                      81,900               6,091,722
MEDICAL-HMO (5.21%)
 Coventry Health Care /1/                           183,100              10,418,390
 WellChoice /1/                                      49,300               2,624,239
 WellPoint /1/                                       49,700               6,038,550
                                                                         19,081,179
MEDICAL-HOSPITALS (3.61%)
 Triad Hospitals /1/                                237,800               9,676,082
 Universal Health Services                           82,200               3,537,888
                                                                         13,213,970
MULTI-LINE INSURANCE (2.00%)
 PartnerRe                                          115,400               7,312,898
OIL COMPANY-EXPLORATION & PRODUCTION (4.19%)
 Pioneer Natural Resources                          152,000               5,835,280
 XTO Energy                                         264,741               9,506,849
                                                                         15,342,129
OIL REFINING & MARKETING (1.85%)
 Sunoco                                              77,200               6,754,228
PHARMACY SERVICES (2.29%)
 Omnicare                                           272,700               8,385,525
PROPERTY & CASUALTY INSURANCE (1.28%)
 Arch Capital Group /1/                             127,600               4,686,748
REINSURANCE (2.93%)
 Endurance Specialty Holdings                        78,200               2,690,080
 RenaissanceRe Holdings                             160,000               8,033,600
                                                                         10,723,680
RETAIL-APPAREL & SHOE (2.37%)
 Foot Locker                                        321,700               8,660,164
RETAIL-AUTO PARTS (4.42%)
 Advance Auto Parts /1/                             169,300               7,296,830
 Autozone /1/                                        99,400               8,871,450
                                                                         16,168,280
RETAIL-AUTOMOBILE (0.62%)
 AutoNation /1/                                     119,400               2,273,376
RETAIL-DISCOUNT (0.72%)
 Dollar Tree Stores /1/                              96,400               2,624,972
RETAIL-HOME FURNISHINGS (2.10%)
 Pier 1 Imports                                     434,400               7,693,224
RETAIL-RESTAURANTS (2.91%)
 Darden Restaurants                                 151,300               4,472,428
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (CONTINUED)
                                                                       $
 Ruby Tuesday                                       242,900               6,179,376
                                                                         10,651,804
SAVINGS & LOANS-THRIFTS (1.37%)
 Astoria Financial                                  133,600               5,028,704
TEXTILE-HOME FURNISHINGS (1.57%)
 Mohawk Industries /1/                               64,900               5,744,299
TOOLS-HAND HELD (1.15%)
 Black & Decker                                      51,200               4,218,880
VITAMINS & NUTRITION PRODUCTS (2.05%)
 NBTY /1/                                           273,600               7,491,168
                                       TOTAL COMMON STOCKS              348,858,197
                                                                       ------------

                      TOTAL PORTFOLIO INVESTMENTS (95.30%)              348,858,197
CASH AND RECEIVABLES, NET OF LIABILITIES (4.70%)                         17,186,576
                                TOTAL NET ASSETS (100.00%)             $366,044,773
                                                                       --------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 44,725,845
Unrealized Depreciation                        (5,523,133)
                                             ------------
Net Unrealized Appreciation (Depreciation)     39,202,712
Cost for federal income tax purposes         $309,655,485

                            SCHEDULE OF INVESTMENTS
                          PARTNERS MIDCAP VALUE FUND I

                          JANUARY 31, 2005 (UNAUDITED)

                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (94.96%)
ADVERTISING SALES (1.16%)
                                                                       $
 Lamar Advertising /1/                               98,357               4,227,384
AEROSPACE & DEFENSE (1.53%)
 Rockwell Collins                                   129,579               5,558,939
AGRICULTURAL CHEMICALS (1.56%)
 Agrium                                             351,678               5,676,083
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.62%)
 Autoliv                                             58,640               2,764,876
 Lear                                                57,618               3,111,372
                                                                          5,876,248
BEVERAGES-NON-ALCOHOLIC (0.43%)
 Pepsi Bottling Group                                57,523               1,573,254
BUILDING PRODUCTS-AIR & HEATING (0.75%)
 American Standard /1/                               68,063               2,725,243
BUILDING-RESIDENTIAL & COMMERCIAL (2.18%)
 Lennar                                             140,098               7,911,334
CASINO HOTELS (1.00%)
 Harrah's Entertainment                              57,328               3,625,423
CHEMICALS-DIVERSIFIED (1.54%)
 Rohm & Haas                                        126,427               5,593,130
COAL (0.69%)
 Peabody Energy                                      29,360               2,488,260
COMMERCIAL BANKS (4.89%)
 Commerce Bancshares                                 54,575               2,623,420
 FirstMerit                                         194,982               5,167,023
 M&T Bank                                            65,550               6,709,698
 Regions Financial                                  101,858               3,259,456
                                                                         17,759,597
COMPUTERS-MEMORY DEVICES (0.43%)
 Hutchison Technology /1/                            43,825               1,547,023
CONSULTING SERVICES (0.70%)
 BearingPoint /1/                                   324,076               2,556,960
CONSUMER PRODUCTS-MISCELLANEOUS (1.66%)
 Clorox                                             101,433               6,027,149
CONTAINERS-PAPER & PLASTIC (1.20%)
 Packaging Corp. of America                         195,462               4,360,757
COSMETICS & TOILETRIES (0.37%)
 Estee Lauder                                        29,663               1,338,988
DISTRIBUTION-WHOLESALE (2.18%)
 CDW                                                 73,297               4,287,875
 Tech Data /1/                                       85,910               3,610,797
                                                                          7,898,672
DIVERSIFIED MANUFACTURING OPERATIONS (1.53%)
 Eaton                                               81,803               5,561,786
E-COMMERCE-SERVICES (0.71%)
 WebMD /1/                                          338,787               2,557,842
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (8.64%)
                                                                       $
 Edison International                                59,869               1,943,946
 Entergy                                             60,708               4,220,420
 FirstEnergy                                        130,976               5,207,606
 PG&E /1/                                           157,184               5,501,440
 Pinnacle West Capital                               33,400               1,392,780
 PPL                                                198,434              10,715,436
 Wisconsin Energy                                    69,522               2,376,262
                                                                         31,357,890
ELECTRONIC CONNECTORS (0.82%)
 Amphenol /1/                                        75,407               2,965,757
ENGINES-INTERNAL COMBUSTION (0.50%)
 Cummins Engine                                      23,493               1,824,701
ENTERTAINMENT SOFTWARE (2.35%)
 Activision /1/                                     377,991               8,542,597
FIDUCIARY BANKS (0.77%)
 Northern Trust                                      64,200               2,801,688
FINANCE-COMMERCIAL (1.36%)
 CIT Group                                          122,596               4,949,201
FINANCE-INVESTMENT BANKER & BROKER (1.03%)
 Bear Stearns                                        36,915               3,730,630
FINANCIAL GUARANTEE INSURANCE (1.63%)
 Ambac Financial Group                               43,169               3,318,833
 PMI Group                                           65,397               2,600,838
                                                                          5,919,671
FOOD-FLOUR & GRAIN (0.98%)
 Archer Daniels Midland                             147,250               3,563,450
FORESTRY (1.17%)
 Plum Creek Timber                                  119,187               4,257,360
GAS-DISTRIBUTION (2.21%)
 AGL Resources                                      231,600               8,024,940
GOLF (0.20%)
 Callaway Golf                                       53,200                 708,092
HOSPITAL BEDS & EQUIPMENT (0.32%)
 Hillenbrand Industries                              21,646               1,176,027
HOTELS & MOTELS (0.86%)
 Hilton Hotels                                      140,411               3,124,145
INSURANCE BROKERS (1.16%)
 Willis Group Holdings                              109,178               4,223,005
INVESTMENT COMPANIES (1.12%)
 American Capital Strategies                        119,488               4,062,592
LIFE & HEALTH INSURANCE (0.91%)
 Torchmark                                           60,610               3,309,306
MEDICAL-BIOMEDICAL/GENE (0.72%)
 Charles River Laboratories International
  /1/                                                55,126               2,611,870
MEDICAL-DRUGS (1.20%)
 Medimmune /1/                                      184,132               4,355,642
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-GENERIC DRUGS (0.72%)
                                                                       $
 Watson Pharmaceutical /1/                           87,797               2,618,985
MEDICAL-HMO (1.64%)
 Health Net /1/                                     204,870               5,959,668
MISCELLANEOUS INVESTING (6.57%)
 Apartment Investment & Management                  151,133               5,425,675
 Developers Diversified Realty                      114,120               4,536,270
 iStar Financial                                    241,228              10,095,392
 Prentiss Properties Trust                          106,310               3,809,087
                                                                         23,866,424
MULTI-LINE INSURANCE (1.51%)
 PartnerRe                                           86,494               5,481,125
MULTIMEDIA (0.72%)
 Belo                                               112,108               2,622,206
NON-HAZARDOUS WASTE DISPOSAL (1.02%)
 Republic Services                                  112,191               3,698,937
OIL & GAS DRILLING (1.80%)
 Patterson-UTI Energy                               335,958               6,534,383
OIL COMPANY-EXPLORATION & PRODUCTION (3.72%)
 EOG Resources                                      126,121               9,364,484
 Patina Oil & Gas                                   113,196               4,152,030
                                                                         13,516,514
PIPELINES (3.72%)
 Western Gas Resources                              145,363               4,426,303
 Williams                                           540,502               9,085,839
                                                                         13,512,142
PUBLISHING-NEWSPAPERS (0.48%)
 Dow Jones                                           45,940               1,751,233
RADIO (0.88%)
 Emmis Communications /1/                           182,260               3,202,308
REGIONAL BANKS (0.96%)
 KeyCorp                                            104,037               3,476,917
REINSURANCE (3.07%)
 Everest Re Group                                    62,809               5,458,102
 RenaissanceRe Holdings                             113,320               5,689,797
                                                                         11,147,899
RETAIL-APPAREL & SHOE (2.98%)
 Abercrombie & Fitch                                154,135               7,725,246
 Ross Stores                                         91,499               2,618,702
 Talbots                                             17,960                 486,177
                                                                         10,830,125
RETAIL-MAJOR DEPARTMENT STORE (1.37%)
 J.C. Penney                                        116,434               4,974,060
RETAIL-REGIONAL DEPARTMENT STORE (1.55%)
 Federated Department Stores                         98,993               5,622,802
RETAIL-RESTAURANTS (1.01%)
 Yum! Brands                                         79,113               3,666,888
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.33%)
                                                                       $
 Power Integrations /1/                              66,298               1,213,253
SEMICONDUCTOR EQUIPMENT (0.51%)
 Tessera Technologies /1/                            47,948               1,865,177
STEEL PRODUCERS (1.06%)
 Nucor                                               68,678               3,856,956
TELECOMMUNICATION EQUIPMENT (0.56%)
 Ditech Communications /1/                          152,606               2,029,660
TELEPHONE-INTEGRATED (0.49%)
 CenturyTel                                          54,132               1,764,703
TEXTILE-HOME FURNISHINGS (0.82%)
 Mohawk Industries /1/                               33,463               2,961,810
TOBACCO (0.85%)
 Reynolds American                                   38,353               3,084,348
TOOLS-HAND HELD (0.77%)
 Stanley Works                                       58,615               2,787,729
TRANSPORT-MARINE (0.81%)
 Teekay Shipping                                     66,646               2,957,083
TRANSPORT-TRUCK (0.96%)
 Yellow Roadway /1/                                  61,235               3,467,126
                                       TOTAL COMMON STOCKS              344,843,097
                                                                       ------------

                      TOTAL PORTFOLIO INVESTMENTS (94.96%)              344,843,097
CASH AND RECEIVABLES, NET OF LIABILITIES (5.04%)                         18,302,087
                                TOTAL NET ASSETS (100.00%)             $363,145,184
                                                                       --------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 46,438,989
Unrealized Depreciation                        (4,083,291)
                                             ------------
Net Unrealized Appreciation (Depreciation)     42,355,698
Cost for federal income tax purposes         $302,487,399

                            SCHEDULE OF INVESTMENTS
                          PARTNERS SMALLCAP BLEND FUND

                          JANUARY 31, 2005 (UNAUDITED)

                                            Shares

                                            Held                           Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (100.10%)
AEROSPACE & DEFENSE (0.40%)
                                                                       $
 Teledyne Technologies /1/                           25,200                 757,764
AEROSPACE & DEFENSE EQUIPMENT (0.41%)
 AAR /1/                                             22,200                 258,630
 Curtiss-Wright                                      10,100                 517,019
                                                                            775,649
AGRICULTURAL CHEMICALS (0.39%)
 Agrium                                              46,000                 742,440
APPAREL MANUFACTURERS (0.58%)
 Russell                                             61,200               1,101,600
APPLICATIONS SOFTWARE (0.56%)
 EPIQ Systems /1/                                    30,200                 441,222
 PalmSource /1/                                      61,000                 630,740
                                                                          1,071,962
ATHLETIC FOOTWEAR (0.41%)
 K-Swiss                                             26,000                 786,500
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.44%)
 American Axle & Manufacturing Holdings              31,000                 832,350
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.82%)
 Florida Rock Industries                             13,200                 824,340
 Texas Industries                                    11,600                 737,064
                                                                          1,561,404
BUILDING-MAINTENANCE & SERVICE (0.56%)
 Healthcare Services Group                           54,500               1,062,750
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.84%)
 Monaco Coach                                        47,500                 879,225
 Winnebago Industries                                20,700                 713,943
                                                                          1,593,168
BUILDING-RESIDENTIAL & COMMERCIAL (2.96%)
 Beazer Homes                                         5,300                 787,050
 MDC Holdings                                        17,676               1,286,813
 NVR /1/                                              2,700               2,136,375
 Ryland Group                                        13,100                 849,797
 Standard-Pacific                                     8,600                 572,158
                                                                          5,632,193
CASINO HOTELS (0.45%)
 Aztar /1/                                           26,400                 850,872
CASINO SERVICES (0.30%)
 Shuffle Master /1/                                  19,500                 567,840
CELLULAR TELECOMMUNICATIONS (0.32%)
 Leap Wireless International /1/                     22,600                 615,850
CHEMICALS-DIVERSIFIED (0.46%)
 Georgia Gulf                                        17,000                 869,380
CHEMICALS-PLASTICS (0.58%)
 A. Schulman                                         38,500                 681,065
 PolyOne /1/                                         49,000                 423,850
                                                                          1,104,915
CHEMICALS-SPECIALTY (1.64%)
 Arch Chemicals                                      27,500                 757,350
                                            Shares

                                            Held                           Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                       $
 Engelhard                                           23,700                 712,185
 OM Group /1/                                        25,000                 810,500
 Penford                                              3,333                  48,462
 Terra Industries /1/                                99,000                 796,950
                                                                          3,125,447
CIRCUIT BOARDS (0.39%)
 Benchmark Electronics /1/                           23,500                 751,295
COAL (0.44%)
 Arch Coal                                           23,000                 840,650
COMMERCIAL BANKS (4.90%)
 Columbia Banking Systems                            31,700                 746,535
 First Bancorp.                                      12,000                 649,080
 Fremont General                                     71,000               1,738,790
 Gold Banc                                           37,300                 538,985
 Hudson United Bancorp                                8,000                 294,080
 Integra Bank                                        24,200                 544,500
 Irwin Financial                                     50,100               1,226,949
 PrivateBancorp                                      22,000                 719,400
 Provident Bankshares                                20,500                 677,935
 South Financial Group                               51,700               1,578,918
 Umpqua Holdings                                     26,000                 631,280
                                                                          9,346,452
COMMERCIAL SERVICE-FINANCE (0.31%)
 Rewards Network /1/                                122,000                 597,800
COMMUNICATIONS SOFTWARE (0.64%)
 Avid Technology /1/                                 11,400                 718,770
 Digi International /1/                              33,300                 495,837
                                                                          1,214,607
COMPUTER AIDED DESIGN (0.27%)
 ANSYS /1/                                           15,900                 513,570
COMPUTER SERVICES (1.34%)
 CACI International /1/                              11,200                 584,080
 CIBER /1/                                          118,000                 993,560
 FactSet Research Systems                            18,300                 977,220
                                                                          2,554,860
COMPUTERS (0.31%)
 palmOne /1/                                         23,100                 597,712
COMPUTERS-INTEGRATED SYSTEMS (1.30%)
 Agilysys                                            39,000                 657,540
 Brooktrout /1/                                      55,000                 634,700
 Micros Systems /1/                                   9,100                 636,090
 RadiSys /1/                                         31,000                 540,950
                                                                          2,469,280
COMPUTERS-PERIPHERAL EQUIPMENT (0.44%)
 TransAct Technologies /1/                           44,500                 847,280
CONSULTING SERVICES (0.93%)
 Maximus /1/                                         29,200                 878,336
 Watson Wyatt                                        34,200                 897,408
                                                                          1,775,744
                                            Shares

                                            Held                           Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONSUMER PRODUCTS-MISCELLANEOUS (0.24%)
                                                                       $
 Helen of Troy /1/                                   14,600                 466,616
DATA PROCESSING & MANAGEMENT (0.59%)
 eFunds /1/                                          35,100                 782,730
 FileNet /1/                                         15,200                 339,720
                                                                          1,122,450
DENTAL SUPPLIES & EQUIPMENT (0.31%)
 Sybron Dental Specialties /1/                       15,800                 596,608
DIAGNOSTIC KITS (1.29%)
 Diagnostic Products                                 20,600               1,045,862
 IDEXX Laboratories /1/                              24,200               1,403,842
                                                                          2,449,704
DIRECT MARKETING (0.34%)
 ADVO                                                17,700                 651,006
DISPOSABLE MEDICAL PRODUCTS (0.41%)
 Merit Medical Systems /1/                           54,500                 772,810
DISTRIBUTION-WHOLESALE (1.06%)
 Building Material Holding                           10,000                 369,300
 Hughes Supply                                       23,600                 716,968
 Watsco                                              26,900                 931,009
                                                                          2,017,277
DIVERSIFIED MANUFACTURING OPERATIONS (1.23%)
 Carlisle                                            16,700               1,053,269
 Griffon /1/                                         23,700                 638,241
 Tredegar                                            38,000                 644,100
                                                                          2,335,610
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.46%)
 Volt Information Sciences /1/                       27,300                 871,962
E-COMMERCE-PRODUCTS (0.52%)
 Blue Nile /1/                                       35,700                 999,600
E-MARKETING-INFORMATION (0.34%)
 aQuantive /1/                                       69,000                 639,630
E-SERVICES-CONSULTING (0.72%)
 Corillian /1/                                      160,000                 680,000
 Digital Insight /1/                                 41,300                 686,406
                                                                          1,366,406
ELECTRIC-INTEGRATED (2.15%)
 ALLETE                                              27,300               1,129,401
 Central Vermont Public Service                      28,100                 649,110
 CH Energy Group                                     12,300                 581,790
 Cleco                                               41,000                 808,930
 NSTAR                                               16,400                 922,992
                                                                          4,092,223
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.40%)
 Technitrol /1/                                      43,000                 762,820
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.70%)
 Applied Micro Circuits /1/                         192,000                 635,520
 Skyworks Solutions /1/                              92,000                 698,280
                                                                          1,333,800
                                            Shares

                                            Held                           Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC MEASUREMENT INSTRUMENTS (0.40%)
                                                                       $
 Flir Systems /1/                                    12,600                 767,970
ELECTRONICS-MILITARY (0.89%)
 Engineered Support Systems                          29,300               1,699,693
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.40%)
 URS /1/                                             27,100                 764,491
ENGINES-INTERNAL COMBUSTION (1.43%)
 Briggs & Stratton                                   39,300               1,524,447
 Cummins Engine                                      15,500               1,203,885
                                                                          2,728,332
ENTERPRISE SOFTWARE & SERVICE (0.62%)
 Hyperion Solutions /1/                              11,300                 542,852
 JDA Software Group /1/                              52,600                 632,252
                                                                          1,175,104
FILTRATION & SEPARATION PRODUCTS (0.73%)
 CLARCOR                                             25,600               1,394,432
FINANCE-AUTO LOANS (0.67%)
 Westcorp                                            28,200               1,285,074
FINANCE-INVESTMENT BANKER & BROKER (0.35%)
 Jefferies Group                                     17,000                 663,000
FINANCE-OTHER SERVICES (0.44%)
 Asset Acceptance Capital /1/                        41,200                 843,776
FINANCIAL GUARANTEE INSURANCE (0.61%)
 PMI Group                                           29,000               1,153,330
FOOD-BAKING (0.48%)
 Flowers Foods                                       30,000                 915,300
FOOD-MISCELLANEOUS/DIVERSIFIED (0.59%)
 Chiquita Brands International                       49,000               1,124,550
FOOTWEAR & RELATED APPAREL (0.52%)
 Wolverine World Wide                                31,400                 986,902
GARDEN PRODUCTS (0.56%)
 Toro                                                12,800               1,065,600
GAS-DISTRIBUTION (3.24%)
 Atmos Energy                                        50,200               1,390,540
 Energen                                             18,600               1,090,704
 New Jersey Resources                                24,700               1,083,095
 Northwest Natural                                   18,700                 634,865
 Southwestern Energy /1/                             13,700                 702,810
 UGI                                                 30,700               1,279,269
                                                                          6,181,283
HOME FURNISHINGS (0.41%)
 Ethan Allen Interiors                               22,400                 789,376
HOSPITAL BEDS & EQUIPMENT (0.40%)
 Invacare                                            16,500                 767,910
HUMAN RESOURCES (1.04%)
 Heidrick & Struggles /1/                            24,300                 803,115
 Labor Ready /1/                                     75,000               1,188,000
                                                                          1,991,115
                                            Shares

                                            Held                           Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
IDENTIFICATION SYSTEM-DEVELOPMENT (0.30%)
                                                                       $
 Checkpoint Systems /1/                              36,900                 574,164
INDUSTRIAL AUDIO & VIDEO PRODUCTS (0.29%)
 Sonic Solutions /1/                                 30,700                 546,767
INDUSTRIAL AUTOMATION & ROBOTS (0.25%)
 Cognex                                              18,300                 477,813
INSTRUMENTS-CONTROLS (0.29%)
 X-Rite                                              35,700                 543,711
INTERNET APPLICATION SOFTWARE (0.91%)
 Interwoven /1/                                      65,500                 596,705
 Lionbridge Technologies /1/                        104,000                 653,120
 WebEx Communications /1/                            23,800                 478,380
                                                                          1,728,205
INTERNET INFRASTRUCTURE EQUIPMENT (0.36%)
 Avocent /1/                                         19,000                 693,690
INTERNET TELEPHONY (0.15%)
 j2 Global Communications /1/                         8,700                 282,576
LASERS-SYSTEMS & COMPONENTS (0.39%)
 Electro Scientific Industries /1/                   41,800                 738,606
LEISURE & RECREATION PRODUCTS (0.88%)
 K2 /1/                                              81,000               1,138,860
 Multimedia Games /1/                                61,000                 537,410
                                                                          1,676,270
LIFE & HEALTH INSURANCE (1.26%)
 AmerUs Group                                        19,800                 882,486
 Phoenix                                             54,300                 709,701
 Presidential Life                                   49,000                 810,460
                                                                          2,402,647
MACHINERY TOOLS & RELATED PRODUCTS (0.25%)
 Regal Beloit                                        16,000                 482,240
MACHINERY-FARM (0.87%)
 AGCO /1/                                            48,600                 997,758
 CNH Global                                          36,000                 667,800
                                                                          1,665,558
MACHINERY-GENERAL INDUSTRY (0.43%)
 Kadant /1/                                          42,200                 814,460
MEDICAL INSTRUMENTS (1.12%)
 Conmed /1/                                          33,500                 973,175
 Techne /1/                                          14,900                 519,563
 Ventana Medical Systems /1/                          9,500                 639,160
                                                                          2,131,898
MEDICAL PRODUCTS (0.61%)
 Cooper                                               8,500                 651,950
 PolyMedica                                          13,600                 509,048
                                                                          1,160,998
MEDICAL-BIOMEDICAL/GENE (0.25%)
 Arqule /1/                                          79,000                 480,320
MEDICAL-DRUGS (0.37%)
 Medicis Pharmaceutical                              19,700                 711,170
                                            Shares

                                            Held                           Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HMO (0.88%)
                                                                       $
 AMERIGROUP /1/                                      19,500                 801,645
 Sierra Health Services /1/                          15,800                 867,894
                                                                          1,669,539
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.45%)
 Amedisys /1/                                        28,800                 866,880
METAL PROCESSORS & FABRICATION (2.54%)
 Commercial Metals                                   25,100                 725,390
 Mueller Industries                                  25,600                 811,520
 Quanex                                              20,050               1,057,036
 Timken                                              59,600               1,535,296
 Worthington Industries                              34,500                 706,560
                                                                          4,835,802
METAL-ALUMINUM (0.37%)
 Century Aluminum /1/                                28,000                 697,760
MISCELLANEOUS INVESTING (3.22%)
 Brandywine Realty Trust                             35,300                 977,810
 Commercial Net Lease Realty                         19,000                 356,250
 Glenborough Realty Trust                            20,000                 385,200
 IMPAC Mortgage Holdings                             38,400                 877,056
 Kilroy Realty                                       16,900                 660,452
 Meristar Hospitality /1/                           184,000               1,420,480
 New Century Financial                               24,300               1,455,327
                                                                          6,132,575
NETWORKING PRODUCTS (0.32%)
 Adaptec /1/                                         51,500                 309,000
 Aeroflex /1/                                        30,500                 293,410
                                                                            602,410
NON-HAZARDOUS WASTE DISPOSAL (0.42%)
 Waste Connections /1/                               25,200                 792,792
OFFICE SUPPLIES & FORMS (0.22%)
 John H. Harland                                     11,600                 422,240
OIL COMPANY-EXPLORATION & PRODUCTION (3.22%)
 Cimarex Energy /1/                                  19,200                 696,000
 Forest Oil /1/                                      19,300                 650,217
 Houston Exploration /1/                             21,900               1,187,199
 Patina Oil & Gas                                    15,002                 550,273
 Pogo Producing                                      16,200                 688,986
 Remington Oil & Gas /1/                             40,300               1,178,775
 Unit /1/                                            32,700               1,194,858
                                                                          6,146,308
OIL FIELD MACHINERY & EQUIPMENT (0.85%)
 Carbo Ceramics                                       9,100                 652,015
 Dril-Quip /1/                                       33,900                 974,625
                                                                          1,626,640
OIL REFINING & MARKETING (0.64%)
 Tesoro Petroleum /1/                                22,100                 703,664
 WD-40                                               16,000                 518,720
                                                                          1,222,384
OIL-FIELD SERVICES (1.62%)
 Cal Dive International /1/                          18,000                 786,600
 Oceaneering International /1/                       35,300               1,345,283
                                            Shares

                                            Held                           Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (CONTINUED)
                                                                       $
 Tetra Technologies /1/                              34,500                 962,550
                                                                          3,094,433
OPTICAL SUPPLIES (0.44%)
 Advanced Medical Optics /1/                         19,740                 842,701
PAPER & RELATED PRODUCTS (0.99%)
 Chesapeake                                          26,000                 631,020
 Louisiana-Pacific                                   28,800                 737,280
 Wausau-Mosinee Paper                                35,000                 518,700
                                                                          1,887,000
PHARMACY SERVICES (0.59%)
 Accredo Health /1/                                  37,800               1,125,684
PHYSICIAN PRACTICE MANAGEMENT (0.60%)
 Pediatrix Medical Group /1/                         17,200               1,148,788
POULTRY (0.39%)
 Pilgrims Pride                                      21,000                 734,160
POWER CONVERTER & SUPPLY EQUIPMENT (0.19%)
 Advanced Energy Industries /1/                      50,000                 357,500
PROPERTY & CASUALTY INSURANCE (0.86%)
 LandAmerica Financial Group                         14,600                 751,024
 Ohio Casualty /1/                                   39,000                 896,610
                                                                          1,647,634
PUBLISHING-BOOKS (0.29%)
 Thomas Nelson                                       25,100                 560,985
PUBLISHING-PERIODICALS (0.53%)
 Readers Digest Association                          62,600               1,009,112
RECREATIONAL VEHICLES (0.90%)
 Arctic Cat                                          19,000                 481,650
 Polaris Industries                                  18,300               1,235,250
                                                                          1,716,900
REINSURANCE (0.46%)
 Platinum Underwriters Holdings                      30,000                 885,900
RESPIRATORY PRODUCTS (0.53%)
 Respironics /1/                                     17,300               1,001,670
RETAIL-APPAREL & SHOE (3.34%)
 Aeropostale /1/                                     43,200               1,200,528
 Brown Shoe                                          35,300               1,022,288
 Cato                                                27,500                 836,000
 Charlotte Russe Holding /1/                         74,000                 793,280
 Claire's Stores                                     53,200               1,097,516
 Goody's Family Clothing                             21,830                 203,237
 Hot Topic /1/                                       33,900                 656,982
 Pacific Sunwear of California /1/                   23,000                 563,270
                                                                          6,373,101
RETAIL-AUTO PARTS (0.62%)
 PEP Boys-Manny, Moe & Jack                          68,200               1,174,404
RETAIL-AUTOMOBILE (0.59%)
 Sonic Automotive                                    48,000               1,121,280
                                            Shares

                                            Held                           Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-BEDDING (0.31%)
                                                                       $
 Linens 'N Things /1/                                22,600                 585,340
RETAIL-CATALOG SHOPPING (0.48%)
 MSC Industrial Direct                               26,700                 924,354
RETAIL-HOME FURNISHINGS (0.31%)
 Haverty Furniture                                   33,200                 594,280
RETAIL-JEWELRY (0.35%)
 Zale /1/                                            25,100                 666,656
RETAIL-PAWN SHOPS (0.56%)
 Cash America International                          37,200               1,063,920
RETAIL-RESTAURANTS (2.75%)
 Jack in the Box /1/                                 32,800               1,134,224
 Landry's Seafood Restaurants                        49,700               1,401,540
 RARE Hospitality International /1/                  22,500                 708,750
 Ruby Tuesday                                        36,000                 915,840
 Steak N Shake /1/                                   55,000               1,084,050
                                                                          5,244,404
SAVINGS & LOANS-THRIFTS (3.82%)
 BankAtlantic Bancorp                                38,100                 732,282
 Downey Financial                                    18,300               1,167,540
 FirstFed Financial /1/                              12,000                 638,400
 Flagstar Bancorp.                                   48,000               1,008,960
 Franklin Bank /1/                                   37,000                 653,420
 KNBT Bancorp.                                       37,200                 616,776
 MAF Bancorp                                         28,000               1,236,480
 Provident Financial Services                        40,400                 730,028
 Sterling Financial /1/                              13,300                 498,750
                                                                          7,282,636
SCHOOLS (0.51%)
 Career Education /1/                                24,100                 970,989
SEISMIC DATA COLLECTION (0.24%)
 Input/Output /1/                                    71,500                 450,450
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.16%)
 Exar /1/                                            59,200                 850,704
 Integrated Device Technology /1/                    74,000                 868,760
 Standard Microsystems /1/                           30,900                 489,765
                                                                          2,209,229
SEMICONDUCTOR EQUIPMENT (1.12%)
 Axcelis Technologies /1/                            96,000                 717,120
 Helix Technology                                    56,000                 821,520
 Rudolph Technologies /1/                            37,500                 590,625
                                                                          2,129,265
TELECOMMUNICATION EQUIPMENT (0.39%)
 UTStarcom /1/                                       45,600                 749,208
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.60%)
 C-COR.net /1/                                      143,000               1,139,710
TELECOMMUNICATION SERVICES (0.24%)
 Premiere Global Services /1/                        46,000                 452,180
THERAPEUTICS (0.31%)
 MGI Pharma /1/                                      25,700                 583,133
                                            Shares

                                            Held                           Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-TRUCK (2.54%)
                                                                       $
 Arkansas Best                                       21,100                 847,587
 Heartland Express                                   52,300               1,110,852
 J.B. Hunt Transport Services                        22,500                 992,700
 Knight Transportation                               28,800                 708,480
 Yellow Roadway /1/                                  21,000               1,189,020
                                                                          4,848,639
VITAMINS & NUTRITION PRODUCTS (0.60%)
 NBTY /1/                                            41,900               1,147,222
WEB HOSTING & DESIGN (0.37%)
 Macromedia /1/                                      20,500                 701,920
WIRE & CABLE PRODUCTS (0.46%)
 Belden CDT                                          43,500                 883,485
                                       TOTAL COMMON STOCKS              190,771,789
                                                                       ------------

                     TOTAL PORTFOLIO INVESTMENTS (100.10%)              190,771,789
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.10%)                          (195,783)
                                TOTAL NET ASSETS (100.00%)             $190,576,006
                                                                       ---------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 20,059,882
Unrealized Depreciation                       (6,597,853)
                                             ------------
Net Unrealized Appreciation (Depreciation)     13,462,029
Cost for federal income tax purposes         $177,309,760

                            SCHEDULE OF INVESTMENTS
                        PARTNERS SMALLCAP GROWTH FUND I

                          JANUARY 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (98.40%)
ADVANCED MATERIALS & PRODUCTS (0.99%)
                                                                         $
 Hexcel /1/                                            63,100                929,463
AEROSPACE & DEFENSE EQUIPMENT (0.86%)
 United Defense Industries /1/                         16,900                810,017
APPAREL MANUFACTURERS (1.15%)
 Carter's /1/                                          29,500              1,078,520
APPLICATIONS SOFTWARE (1.43%)
 Quest Software /1/                                    94,800              1,346,160
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.87%)
 Oshkosh Truck                                         11,200                821,968
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.93%)
 Commercial Vehicle Group /1/                          46,100                875,900
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.97%)
 Simpson Manufacturing                                 25,400                911,860
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.47%)
 Dycom Industries /1/                                  51,100              1,385,832
CASINO HOTELS (0.74%)
 Station Casinos                                       11,300                694,950
CHEMICALS-DIVERSIFIED (0.69%)
 Georgia Gulf                                          12,600                644,364
CIRCUIT BOARDS (1.26%)
 TTM Technologies /1/                                 125,900              1,183,460
COMMERCIAL BANKS (2.54%)
 Community Bancorp /1/                                 14,600                409,092
 Oriental Financial Group                              22,610                637,602
 R&G Financial                                         15,900                586,233
 Southwest Bancorp. of Texas                           38,300                757,191
                                                                           2,390,118
COMMERCIAL SERVICE-FINANCE (2.56%)
 Advance America Cash Advance Centers /1/              10,740                239,502
 Euronet Worldwide /1/                                 56,400              1,356,420
 TNS /1/                                               36,200                805,812
                                                                           2,401,734
COMMERCIAL SERVICES (1.96%)
 Alliance Data Systems /1/                             26,200              1,137,604
 StarTek                                               28,000                700,000
                                                                           1,837,604
COMMUNICATIONS SOFTWARE (0.73%)
 InPhonic /1/                                          27,200                684,080
COMPUTER SERVICES (2.05%)
 Kanbay International /1/                              32,700                881,265
 Ness Technologies /1/                                 79,100              1,048,866
                                                                           1,930,131
COMPUTERS-INTEGRATED SYSTEMS (1.97%)
 Kronos /1/                                            19,000              1,021,630
 Micros Systems /1/                                    11,800                824,820
                                                                           1,846,450
CONSULTING SERVICES (1.58%)
 Charles River Associates /1/                          15,400                669,284
                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONSULTING SERVICES (CONTINUED)
                                                                         $
 Huron Consulting Group /1/                            34,400                813,216
                                                                           1,482,500
DIAGNOSTIC KITS (0.41%)
 OraSure Technologies /1/                              67,800                387,138
DISTRIBUTION-WHOLESALE (2.75%)
 Hughes Supply                                         35,900              1,090,642
 Scansource /1/                                        23,300              1,497,491
                                                                           2,588,133
DIVERSIFIED MANUFACTURING OPERATIONS (1.53%)
 Actuant /1/                                           27,600              1,442,100
E-MARKETING-INFORMATION (1.34%)
 Digitas /1/                                          121,000              1,263,240
E-SERVICES-CONSULTING (2.53%)
 Niku /1/                                              34,900                687,530
 RightNow Technologies /1/                             33,800                539,786
 Sapient /1/                                          145,600              1,147,328
                                                                           2,374,644
ELECTRIC PRODUCTS-MISCELLANEOUS (1.03%)
 GrafTech International /1/                           118,500                964,590
ELECTRICAL COMPONENTS & EQUIPMENT (0.65%)
 Power-One /1/                                         82,400                612,232
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.13%)
 Microsemi /1/                                         46,500                717,495
 Semtech /1/                                           36,100                663,518
 Silicon Image /1/                                     52,200                621,702
                                                                           2,002,715
ELECTRONIC CONNECTORS (1.12%)
 Amphenol /1/                                          26,850              1,056,011
ELECTRONIC MEASUREMENT INSTRUMENTS (0.59%)
 Tektronix                                             19,284                555,765
ELECTRONICS-MILITARY (0.80%)
 Engineered Support Systems                            12,900                748,329
ENTERTAINMENT SOFTWARE (1.06%)
 Activision /1/                                        44,150                997,790
FIDUCIARY BANKS (1.00%)
 Investors Financial Services                          18,700                942,667
FINANCE-INVESTMENT BANKER & BROKER (1.01%)
 Greenhill                                             16,100                477,526
 optionsXpress Holdings /1/                            23,200                470,496
                                                                             948,022
FINANCE-OTHER SERVICES (0.50%)
 Archipelago Holdings /1/                              24,600                466,662
FINANCIAL GUARANTEE INSURANCE (1.51%)
 Primus Guaranty /1/                                   53,800                807,000
 Triad Guaranty /1/                                    11,300                611,443
                                                                           1,418,443
                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HAZARDOUS WASTE DISPOSAL (1.03%)
                                                                         $
 Stericycle /1/                                        18,800                966,884
HOME FURNISHINGS (0.87%)
 Tempur-Pedic International /1/                        38,300                819,237
HUMAN RESOURCES (1.56%)
 Resources Connection /1/                              28,700              1,463,987
IDENTIFICATION SYSTEM-DEVELOPMENT (0.34%)
 Cogent /1/                                            10,400                315,120
INTERNET CONTENT-ENTERTAINMENT (1.05%)
 Audible /1/                                           35,400                986,598
INTERNET INFRASTRUCTURE EQUIPMENT (1.41%)
 Avocent /1/                                           36,200              1,321,662
INTERNET INFRASTRUCTURE SOFTWARE (1.23%)
 Supportsoft /1/                                      188,300              1,154,279
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.67%)
 Affiliated Managers Group /1/                         10,000                634,100
MACHINERY-GENERAL INDUSTRY (0.97%)
 Idex                                                  23,750                915,563
MEDICAL INSTRUMENTS (2.15%)
 Abaxis /1/                                            39,900                541,044
 Animas /1/                                            40,400                732,856
 Techne /1/                                            21,500                749,705
                                                                           2,023,605
MEDICAL LABORATORY & TESTING SERVICE (1.20%)
 LabOne /1/                                            33,500              1,123,925
MEDICAL PRODUCTS (1.58%)
 INAMED /1/                                            15,127              1,046,788
 VNUS Medical Technologies /1/                         32,000                441,600
                                                                           1,488,388
MEDICAL-BIOMEDICAL/GENE (4.28%)
 Martek Biosciences /1/                                23,200              1,225,424
 Protein Design Labs /1/                               41,400                835,038
 Seattle Genetics /1/                                  68,300                404,336
 Serologicals /1/                                      43,910              1,038,032
 Telik /1/                                             27,300                519,246
                                                                           4,022,076
MEDICAL-DRUGS (1.30%)
 Angiotech Pharmaceuticals /1/                         46,300                786,174
 Indevus Pharmaceuticals /1/                           86,800                438,340
                                                                           1,224,514
MULTIMEDIA (1.02%)
 Entravision Communications /1/                       119,300                954,400
OIL & GAS (0.73%)
 Spinnaker Exploration /1/                             20,800                682,032
OIL & GAS DRILLING (1.21%)
 Helmerich & Payne                                     29,900              1,133,210
OIL COMPANY-EXPLORATION & PRODUCTION (3.13%)
 Bill Barrett /1/                                      15,200                480,016
                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
                                                                         $
 Cimarex Energy /1/                                    16,700                605,375
 Range Resources                                       53,900              1,196,041
 Whiting Petroleum /1/                                 19,000                663,480
                                                                           2,944,912
OIL FIELD MACHINERY & EQUIPMENT (2.15%)
 FMC Technologies /1/                                  35,300              1,081,239
 Hydril /1/                                            18,800                940,000
                                                                           2,021,239
OIL-FIELD SERVICES (1.66%)
 Core Laboratories /1/                                 33,700                727,583
 W-H Energy Services /1/                               37,000                836,200
                                                                           1,563,783
RADIO (0.98%)
 Cumulus Media /1/                                     66,700                923,128
REAL ESTATE MANAGEMENT & SERVICES (0.30%)
 ZipRealty /1/                                         15,980                279,330
RECREATIONAL CENTERS (1.05%)
 Life Time Fitness /1/                                 37,600                983,240
RESEARCH & DEVELOPMENT (0.91%)
 SFBC International /1/                                21,900                858,699
RESORTS & THEME PARKS (0.34%)
 Sunterra /1/                                          23,200                320,392
RETAIL-APPAREL & SHOE (1.21%)
 Too /1/                                               41,900              1,138,004
RETAIL-CATALOG SHOPPING (1.07%)
 MSC Industrial Direct                                 29,000              1,003,980
RETAIL-COMPUTER EQUIPMENT (1.56%)
 Insight Enterprises /1/                               75,800              1,466,730
RETAIL-DISCOUNT (0.92%)
 Tuesday Morning /1/                                   30,000                861,900
RETAIL-SPORTING GOODS (1.18%)
 Dick's Sporting Goods /1/                             32,520              1,105,680
SCHOOLS (2.55%)
 Laureate Education /1/                                28,360              1,258,050
 Strayer Education                                     10,600              1,137,910
                                                                           2,395,960
SCHOOLS-DAY CARE (1.30%)
 Bright Horizons Family Solutions /1/                  20,900              1,224,740
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.93%)
 Exar /1/                                              44,700                642,339
 O2Micro International /1/                             26,300                233,281
                                                                             875,620
SEMICONDUCTOR EQUIPMENT (0.97%)
 FormFactor /1/                                        40,000                910,800
STEEL-SPECIALTY (1.17%)
 Allegheny Technologies                                45,760              1,098,240
                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.77%)
                                                                         $
 Essex /1/                                             40,500                719,685
THERAPEUTICS (1.92%)
 MGI Pharma /1/                                        47,400              1,075,506
 NeoPharm /1/                                          66,200                726,214
                                                                           1,801,720
TRANSPORT-MARINE (1.01%)
 Kirby /1/                                             21,600                951,264
TRANSPORT-SERVICES (1.36%)
 UTI Worldwide                                         18,600              1,281,168
TRANSPORT-TRUCK (0.93%)
 Werner Enterprises                                    41,050                875,186
WEB HOSTING & DESIGN (1.72%)
 Macromedia /1/                                        47,100              1,612,704
                                         TOTAL COMMON STOCKS              92,471,276
                                                                         -----------

                        TOTAL PORTFOLIO INVESTMENTS (98.40%)              92,471,276
CASH AND RECEIVABLES, NET OF LIABILITIES (1.60%)                           1,504,063
                                  TOTAL NET ASSETS (100.00%)             $93,975,339
                                                                         -------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $20,605,302
Unrealized Depreciation                       (4,145,201)
                                             -----------
Net Unrealized Appreciation (Depreciation)    16,460,101
Cost for federal income tax purposes         $76,011,175

                            SCHEDULE OF INVESTMENTS
                        PARTNERS SMALLCAP GROWTH FUND II

                          JANUARY 31, 2005 (UNAUDITED)

                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (96.37%)
AIRLINES (0.39%)
                                                                       $
 Pinnacle Airlines /1/                              105,700               1,273,685
APPAREL MANUFACTURERS (1.24%)
 Phillips-Van Heusen                                150,100               4,084,221
APPLICATIONS SOFTWARE (1.27%)
 MRO Software /1/                                     1,200                  15,372
 Progress Software /1/                               11,900                 256,326
 Verint Systems /1/                                 102,600               3,912,138
                                                                          4,183,836
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.78%)
 American Axle & Manufacturing Holdings              96,000               2,577,600
BEVERAGES-NON-ALCOHOLIC (0.94%)
 Cott /1/                                           111,500               2,703,875
 Hansen Natural /1/                                   9,103                 372,313
                                                                          3,076,188
BEVERAGES-WINE & SPIRITS (1.30%)
 Constellation Brands /1/                            82,300               4,273,016
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.21%)
 Dycom Industries /1/                               146,400               3,970,368
BUILDING PRODUCTS-LIGHT FIXTURES (0.76%)
 Genlyte Group /1/                                   31,000               2,480,310
BUILDING-RESIDENTIAL & COMMERCIAL (2.22%)
 Hovnanian Enterprises /1/                           68,200               3,562,768
 NVR /1/                                              4,700               3,718,875
                                                                          7,281,643
CIRCUIT BOARDS (2.26%)
 Benchmark Electronics /1/                          170,000               5,434,900
 TTM Technologies /1/                               210,500               1,978,700
                                                                          7,413,600
COMMERCIAL BANKS (2.71%)
 Columbia Bancorp                                     6,500                 221,650
 Harleysville National                                4,600                 116,564
 Main Street Banks                                    6,173                 201,425
 MB Financial                                         8,500                 337,365
 Prosperity Bancshares                               12,200                 338,916
 Sun Bancorp. /1/                                     6,300                 158,130
 Texas Capital Bancshares /1/                        11,800                 279,778
 UCBH Holdings                                      158,000               6,963,060
 Yardville National Bancorp.                          8,400                 266,280
                                                                          8,883,168
COMMUNICATIONS SOFTWARE (0.34%)
 Avid Technology /1/                                 11,900                 750,295
 SeaChange International /1/                         21,799                 357,940
                                                                          1,108,235
COMPUTER SERVICES (5.01%)
 CACI International /1/                             102,200               5,329,730
 Cognizant Technology Solutions /1/                 227,100               8,607,090
 FactSet Research Systems                            47,000               2,509,800
                                                                         16,446,620
COMPUTERS-INTEGRATED SYSTEMS (0.88%)
 Micros Systems /1/                                  15,000               1,048,500
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (CONTINUED)
                                                                       $
 RadiSys /1/                                        104,700               1,827,015
                                                                          2,875,515
COMPUTERS-MEMORY DEVICES (0.45%)
 Dot Hill Systems /1/                               189,900               1,196,370
 M-Systems Flash Disk Pioneers /1/                    9,600                 193,056
 SimpleTech /1/                                      19,000                  75,620
                                                                          1,465,046
COMPUTERS-PERIPHERAL EQUIPMENT (0.06%)
 Mobility Electronics /1/                            26,600                 208,012
CONSULTING SERVICES (1.49%)
 Charles River Associates /1/                        85,400               3,711,484
 DiamondCluster International /1/                    41,700                 623,624
 Navigant Consulting /1/                             23,700                 567,141
                                                                          4,902,249
DATA PROCESSING & MANAGEMENT (1.45%)
 Fair, Isaac                                         66,975               2,313,986
 Infocrossing /1/                                     3,700                  66,563
 NAVTEQ /1/                                          61,900               2,370,151
                                                                          4,750,700
DENTAL SUPPLIES & EQUIPMENT (1.42%)
 Patterson /1/                                      100,000               4,658,000
DIAGNOSTIC EQUIPMENT (0.14%)
 Gen-Probe /1/                                        9,600                 468,576
DISTRIBUTION-WHOLESALE (0.64%)
 Beacon Roofing Supply /1/                           53,600               1,072,000
 WESCO International /1/                             30,400               1,027,216
                                                                          2,099,216
DIVERSIFIED MANUFACTURING OPERATIONS (1.40%)
 ESCO Technologies /1/                               61,100               4,387,591
 Jacuzzi Brands /1/                                  19,100                 192,910
                                                                          4,580,501
DRUG DELIVERY SYSTEMS (0.33%)
 Penwest Pharmaceuticals /1/                        102,200               1,081,276
E-COMMERCE-PRODUCTS (0.07%)
 1-800-flowers.com /1/                               32,000                 235,200
E-MARKETING-INFORMATION (1.66%)
 24/7 Real Media /1/                                 48,700                 153,405
 Digital River /1/                                  135,700               5,307,227
                                                                          5,460,632
E-SERVICES-CONSULTING (0.08%)
 Niku /1/                                            13,100                 258,070
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.85%)
 Cree /1/                                            59,500               1,429,785
 Microsemi /1/                                      247,300               3,815,839
 PortalPlayer /1/                                    15,300                 314,109
 Silicon Image /1/                                  281,900               3,357,429
 Siliconix /1/                                        5,500                 166,485
 Virage Logic /1/                                    18,200                 271,362
                                                                          9,355,009
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC DESIGN AUTOMATION (0.84%)
                                                                       $
 Ansoft /1/                                           5,300                 108,438
 Magma Design Automation /1/                        107,400               1,449,900
 Verisity /1/                                       104,000               1,206,400
                                                                          2,764,738
ELECTRONIC MEASUREMENT INSTRUMENTS (0.21%)
 Flir Systems /1/                                     3,700                 225,515
 Keithley Instruments                                13,200                 225,192
 RAE Systems /1/                                     36,800                 249,504
                                                                            700,211
ELECTRONIC SECURITY DEVICES (0.06%)
 American Science & Engineering /1/                   5,201                 197,118
ELECTRONICS-MILITARY (1.37%)
 Engineered Support Systems                          77,700               4,507,377
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.41%)
 EMCOR Group /1/                                     31,500               1,353,240
ENTERPRISE SOFTWARE & SERVICE (0.14%)
 Hyperion Solutions /1/                               7,500                 360,300
 Ultimate Software Group /1/                          8,200                 104,140
                                                                            464,440
ENTERTAINMENT SOFTWARE (0.65%)
 the9 /1/                                             6,700                 139,353
 THQ /1/                                             89,800               1,998,050
                                                                          2,137,403
FIDUCIARY BANKS (1.92%)
 Investors Financial Services                       124,800               6,291,168
FOOD-WHOLESALE & DISTRIBUTION (0.60%)
 Performance Food Group /1/                          71,900               1,956,399
HEART MONITORS (0.02%)
 CardioDynamics International /1/                    17,700                  79,650
HOME FURNISHINGS (0.16%)
 Tempur-Pedic International /1/                      24,900                 532,611
HOTELS & MOTELS (0.16%)
 Highland Hospitality                                49,800                 540,330
HUMAN RESOURCES (0.98%)
 Gevity HR                                           22,100                 455,260
 Korn/Ferry International /1/                        70,200               1,385,046
 Labor Ready /1/                                     87,300               1,382,832
                                                                          3,223,138
INDUSTRIAL AUTOMATION & ROBOTS (1.03%)
 Cognex                                             129,500               3,381,245
INDUSTRIAL GASES (0.22%)
 Airgas                                              30,700                 722,064
INTERNET CONNECTIVE SERVICES (0.07%)
 Redback Networks /1/                                34,800                 237,336
INTERNET CONTENT-INFORMATION & NEWS (0.08%)
 iVillage /1/                                        45,502                 273,467
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET FINANCIAL SERVICES (0.10%)
                                                                       $
 China Finance Online /1/                            33,300                 339,660
INTERNET INFRASTRUCTURE EQUIPMENT (0.46%)
 Avocent /1/                                         41,300               1,507,863
INTERNET INFRASTRUCTURE SOFTWARE (0.07%)
 Opsware /1/                                         42,200                 242,228
INTERNET SECURITY (1.27%)
 Citadel Security Software /1/                       15,299                  28,456
 RSA Security /1/                                   154,500               2,720,745
 Secure Computing /1/                               151,300               1,434,324
                                                                          4,183,525
INVESTMENT COMPANIES (0.01%)
 Prospect Energy                                      2,700                  29,295
LASERS-SYSTEMS & COMPONENTS (0.19%)
 Ii-Vi /1/                                           16,845                 624,107
MACHINERY TOOLS & RELATED PRODUCTS (0.22%)
 Kennametal                                           9,400                 460,036
 Lincoln Electric Holdings                            8,419                 270,671
                                                                            730,707
MACHINERY-CONSTRUCTION & MINING (0.10%)
 JLG Industries                                      18,300                 322,263
MACHINERY-GENERAL INDUSTRY (0.61%)
 Middleby                                            39,600               1,994,652
MACHINERY-MATERIAL HANDLING (0.03%)
 Paragon Technologies /1/                             9,350                  88,825
MEDICAL INSTRUMENTS (2.24%)
 Advanced Neuromodulation Systems /1/                71,750               2,834,842
 ArthroCare /1/                                     151,900               4,519,025
                                                                          7,353,867
MEDICAL LABORATORY & TESTING SERVICE (0.14%)
 LabOne /1/                                          13,600                 456,280
MEDICAL LASER SYSTEMS (0.24%)
 VISX /1/                                            28,900                 776,832
MEDICAL PRODUCTS (1.93%)
 INAMED /1/                                          87,700               6,068,840
 ThermoGenesis /1/                                   47,000                 270,250
                                                                          6,339,090
MEDICAL-BIOMEDICAL/GENE (2.47%)
 Affymetrix /1/                                      39,400               1,621,704
 Charles River Laboratories International
  /1/                                                33,072               1,566,952
 Corgentech /1/                                      64,800                 399,816
 Incyte Genomics /1/                                181,800               1,628,928
 Martek Biosciences /1/                               9,400                 496,508
 Regeneration Technologies /1/                       14,917                 153,421
 Telik /1/                                          114,700               2,181,594
 Vasogen /1/                                         15,300                  76,194
                                                                          8,125,117
MEDICAL-DRUGS (1.21%)
 First Horizon Pharmaceutical /1/                   162,600               2,907,288
 Kos Pharmaceuticals /1/                              4,600                 151,892
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                       $
 KV Pharmaceutical /1/                               16,400                 337,020
 Salix Pharmaceuticals /1/                            9,600                 144,480
 Vaxgen /1/                                          27,600                 441,600
                                                                          3,982,280
MEDICAL-GENERIC DRUGS (0.48%)
 Taro Pharmaceuticals Industries /1/                 52,000               1,562,080
MEDICAL-HOSPITALS (2.81%)
 Symbion /1/                                          4,800                  96,336
 United Surgical Partners International
  /1/                                                85,800               3,379,662
 VCA Antech /1/                                     309,600               5,743,080
                                                                          9,219,078
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.57%)
 Odyssey HealthCare /1/                             160,800               1,870,104
MISCELLANEOUS INVESTING (3.14%)
 American Financial Realty Trust                     38,000                 571,900
 BioMed Realty Trust                                 82,300               1,641,885
 Government Properties Trust                         10,600                  98,898
 La Quinta /1/                                       42,200                 366,718
 Mills                                               67,100               3,752,903
 Ventas                                             151,600               3,880,960
                                                                         10,313,264
MISCELLANEOUS MANUFACTURERS (0.08%)
 Applied Films /1/                                   12,939                 276,506
MOTION PICTURES & SERVICES (0.07%)
 Lions Gate Entertainment /1/                        21,900                 218,562
MULTI-LINE INSURANCE (0.06%)
 HCC Insurance Holdings                               5,800                 190,646
NETWORKING PRODUCTS (0.60%)
 Foundry Networks /1/                               150,800               1,550,224
 Ixia /1/                                            26,900                 417,488
                                                                          1,967,712
OFFICE AUTOMATION & EQUIPMENT (0.10%)
 Global Imaging Systems /1/                           9,400                 336,426
OIL & GAS DRILLING (0.90%)
 Grey Wolf /1/                                       33,900                 179,670
 Patterson-UTI Energy                               134,000               2,606,300
 Pioneer Drilling /1/                                15,400                 158,620
                                                                          2,944,590
OIL COMPANY-EXPLORATION & PRODUCTION (4.43%)
 Carrizo Oil & Gas /1/                                7,400                  89,910
 Edge Petroleum /1/                                   6,600                  95,502
 Patina Oil & Gas                                   164,900               6,048,532
 Quicksilver Resources /1/                          187,200               8,317,296
                                                                         14,551,240
OIL-FIELD SERVICES (1.50%)
 Cal Dive International /1/                           9,300                 406,410
 Superior Energy Services /1/                        26,800                 426,656
 Tetra Technologies /1/                             146,500               4,087,350
                                                                          4,920,416
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PHYSICAL THERAPY & REHABILITATION CENTERS (0.14%)
                                                                       $
 Psychiatric Solutions /1/                           12,800                 453,120
PHYSICIAN PRACTICE MANAGEMENT (2.04%)
 Pediatrix Medical Group /1/                        100,400               6,705,716
PROPERTY & CASUALTY INSURANCE (0.23%)
 Philadelphia Consolidated Holding /1/                6,000                 402,420
 Selective Insurance Group                            8,100                 349,677
                                                                            752,097
PUBLICLY TRADED INVESTMENT FUND (1.76%)
 iShares Russell 2000 Index Fund                     46,700               5,793,135
RACETRACKS (0.06%)
 Speedway Motorsports                                 5,000                 193,750
RADIO (0.95%)
 Cumulus Media /1/                                  154,100               2,132,744
 Salem Communications /1/                            39,900                 887,376
 XM Satellite Radio Holdings /1/                      3,000                  95,730
                                                                          3,115,850
REAL ESTATE MANAGEMENT & SERVICES (0.06%)
 HouseValues /1/                                     13,400                 190,280
RENTAL-AUTO & EQUIPMENT (0.08%)
 Aaron Rents                                         12,400                 263,376
RESORTS & THEME PARKS (0.00%)
 Bluegreen /1/                                          700                  14,945
RESPIRATORY PRODUCTS (0.55%)
 ResMed /1/                                          34,900               1,790,370
RETAIL-APPAREL & SHOE (2.83%)
 Aeropostale /1/                                    139,600               3,879,484
 American Eagle Outfitters                           13,800                 701,040
 Chico's FAS /1/                                     89,700               4,725,396
                                                                          9,305,920
RETAIL-COMPUTER EQUIPMENT (0.95%)
 Electronics Boutique Holdings /1/                   89,300               3,133,537
RETAIL-HOME FURNISHINGS (0.05%)
 Cost Plus /1/                                        6,100                 160,003
RETAIL-LEISURE PRODUCTS (0.05%)
 MarineMax /1/                                        5,100                 160,446
RETAIL-MAIL ORDER (0.08%)
 Celebrate Express /1/                                7,372                 158,498
 Collegiate Pacific                                   8,000                 104,880
                                                                            263,378
RETAIL-MUSIC STORE (1.58%)
 Guitar Center /1/                                   90,731               5,194,350
RETAIL-PAWN SHOPS (0.03%)
 First Cash Financial Services /1/                    3,500                  90,720
RETAIL-PET FOOD & SUPPLIES (1.41%)
 PETCO Animal Supplies /1/                          121,800               4,624,746
RETAIL-RESTAURANTS (3.51%)
 Checkers Drive-In Restaurant /1/                     9,000                 128,250
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (CONTINUED)
                                                                       $
 CKE Restaurants /1/                                255,400               3,703,300
 Panera Bread /1/                                    68,000               3,468,000
 RARE Hospitality International /1/                  15,300                 481,950
 Ruby Tuesday                                       134,100               3,411,504
 Sonic /1/                                           10,500                 334,320
                                                                         11,527,324
RETAIL-SPORTING GOODS (0.11%)
 Hibbett Sporting Goods /1/                          13,700                 353,460
SAVINGS & LOANS-THRIFTS (1.21%)
 BankUnited Financial /1/                            81,600               2,381,088
 Commercial Capital Bancorp.                         22,200                 441,558
 Harbor Florida Bancshares                           33,900               1,152,600
                                                                          3,975,246
SCHOOLS (0.04%)
 Education Management /1/                             4,200                 134,148
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.39%)
 Exar /1/                                           130,400               1,873,848
 Power Integrations /1/                             101,800               1,862,940
 Standard Microsystems /1/                           52,800                 836,880
                                                                          4,573,668
SEMICONDUCTOR EQUIPMENT (0.99%)
 August Technology /1/                               96,600                 939,918
 Brooks Automation /1/                               15,300                 233,937
 Credence Systems /1/                                12,300                  98,400
 Helix Technology                                     9,500                 139,365
 Rudolph Technologies /1/                            81,800               1,288,350
 Semitool /1/                                        33,500                 333,325
 Varian Semiconductor Equipment Associates
  /1/                                                 6,100                 209,108
                                                                          3,242,403
SOFTWARE (0.05%)
 Opnet Technologies /1/                              20,700                 168,912
STEEL PRODUCERS (0.90%)
 Steel Dynamics                                      77,800               2,940,840
STEEL-SPECIALTY (0.05%)
 Allegheny Technologies                               6,300                 151,200
TELECOMMUNICATION EQUIPMENT (0.01%)
 Tut Systems /1/                                      8,100                  29,646
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.36%)
 C-COR.net /1/                                       90,600                 722,082
 Harmonic /1/                                        41,600                 474,240
                                                                          1,196,322
THERAPEUTICS (2.34%)
 Amylin Pharmaceuticals /1/                          52,700               1,181,007
 Bioenvision /1/                                     17,500                 131,950
 Isis Pharmaceuticals /1/                           145,700                 740,156
 Medicines /1/                                       90,200               2,481,402
 Neurocrine Biosciences /1/                          43,000               1,967,250
 NPS Pharmaceuticals /1/                             71,600               1,181,400
                                                                          7,683,165
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOYS (0.16%)
                                                                       $
 Marvel Enterprises /1/                              29,600                 528,656
TRANSPORT-AIR FREIGHT (1.20%)
 EGL /1/                                            130,500               3,945,015
TRANSPORT-RAIL (0.06%)
 Genesee & Wyoming /1/                                7,900                 199,554
TRANSPORT-SERVICES (0.94%)
 UTI Worldwide                                       44,900               3,092,712
TRANSPORT-TRUCK (1.66%)
 Celadon Group /1/                                   12,069                 287,363
 Landstar System /1/                                138,200               4,806,596
 Old Dominion Freight Line /1/                       10,069                 355,939
                                                                          5,449,898
WIRELESS EQUIPMENT (0.24%)
 InterDigital Communications /1/                     21,400                 382,204
 Powerwave Technologies /1/                           4,700                  36,989
 Viasat /1/                                          16,000                 356,160
                                                                            775,353
                                       TOTAL COMMON STOCKS              316,452,903

                      TOTAL PORTFOLIO INVESTMENTS (96.37%)              316,452,903
CASH AND RECEIVABLES, NET OF LIABILITIES (3.63%)                         11,909,225
                                TOTAL NET ASSETS (100.00%)             $328,362,128
                                                                       --------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 69,438,441
Unrealized Depreciation                       (20,090,868)
                                             ------------
Net Unrealized Appreciation (Depreciation)     49,347,573
Cost for federal income tax purposes         $267,105,330

                            SCHEDULE OF INVESTMENTS
                       PARTNERS SMALLCAP GROWTH FUND III

                          JANUARY 31, 2005 (UNAUDITED)

                                            Shares

                                            Held                        Value

---------------------------------------------------------------------------------------
COMMON STOCKS (96.76%)
APPAREL MANUFACTURERS (3.04%)
                                                                      $
 Columbia Sportswear /1/                             1,400                76,818
 Polo Ralph Lauren                                   3,700               144,115
                                                                         220,933
APPLICATIONS SOFTWARE (0.25%)
 Red Hat /1/                                         1,700                18,445
AUDIO & VIDEO PRODUCTS (3.40%)
 Harman International Industries                       400                48,660
 Polycom /1/                                        11,500               198,720
                                                                         247,380
BUILDING-RESIDENTIAL & COMMERCIAL (2.27%)
 Ryland Group                                        1,200                77,844
 Technical Olympic USA                               3,200                86,944
                                                                         164,788
COMMERCIAL BANKS (2.95%)
 East-West Bancorp                                   1,400                54,516
 Silicon Valley Bancshares /1/                       2,800               122,192
 Westamerica Bancorp.                                  200                10,384
 Wintrust Financial                                    500                27,740
                                                                         214,832
COMMERCIAL SERVICES (1.23%)
 Corporate Executive Board                           1,400                89,460
COMMUNICATIONS SOFTWARE (0.09%)
 Avid Technology /1/                                   100                 6,305
COMPUTER GRAPHICS (1.30%)
 Pixar /1/                                             900                78,453
 Trident Microsystems /1/                              900                16,200
                                                                          94,653
COMPUTER SERVICES (0.66%)
 Manhattan Associates /1/                            2,200                48,290
COMPUTERS-INTEGRATED SYSTEMS (0.93%)
 Mentor Graphics /1/                                 4,000                55,720
 Synopsys /1/                                          700                11,900
                                                                          67,620
COMPUTERS-MEMORY DEVICES (2.96%)
 Komag /1/                                           3,200                62,176
 Maxtor /1/                                         10,900                51,557
 Western Digital /1/                                 9,400               101,238
                                                                         214,971
CONSULTING SERVICES (0.20%)
 Huron Consulting Group /1/                            600                14,184
DATA PROCESSING & MANAGEMENT (2.25%)
 Certegy                                             1,500                52,500
 Global Payments                                       900                51,561
 SEI Investments                                     1,600                59,776
                                                                         163,837
DECISION SUPPORT SOFTWARE (0.40%)
 NetIQ /1/                                           2,500                29,400
DIVERSIFIED MANUFACTURING OPERATIONS (0.08%)
 Roper Industries                                      100                 5,806
                                            Shares

                                            Held                        Value

---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DRUG DELIVERY SYSTEMS (0.48%)
                                                                      $
 Depomed /1/                                         7,300                35,040
E-COMMERCE-SERVICES (1.42%)
 Monster Worldwide /1/                               3,300               103,257
E-MARKETING-INFORMATION (1.19%)
 aQuantive /1/                                       8,600                79,722
 E.piphany /1/                                       1,500                 6,435
                                                                          86,157
ELECTRICAL COMPONENTS & EQUIPMENT (0.28%)
 Power-One /1/                                       2,700                20,061
ELECTRONIC COMPONENTS-SEMICONDUCTOR (9.55%)
 Altera /1/                                          8,900               170,880
 AMIS Holdings /1/                                   2,400                25,824
 ATI Technologies /1/                                2,900                50,257
 Conexant Systems /1/                               13,600                22,304
 Cree /1/                                            2,700                64,881
 Intersil Holding                                    7,400               109,742
 Lattice Semiconductor /1/                          25,200               113,148
 LSI Logic /1/                                       2,900                17,719
 Pixelworks /1/                                     12,700               119,253
                                                                         694,008
ENERGY-ALTERNATE SOURCES (0.70%)
 Headwaters /1/                                      1,600                50,880
FINANCE-COMMERCIAL (1.33%)
 CapitalSource /1/                                   4,100                96,801
FINANCE-INVESTMENT BANKER & BROKER (1.87%)
 Friedman, Billings, Ramsey Group                    6,900               135,792
FINANCE-MORTGAGE LOAN/BANKER (1.14%)
 Accredited Home Lenders Holding /1/                 1,700                82,586
IDENTIFICATION SYSTEM-DEVELOPMENT (0.08%)
 Cogent /1/                                            200                 6,060
INSTRUMENTS-SCIENTIFIC (1.77%)
 FEI /1/                                             6,400               129,024
INTERNET APPLICATION SOFTWARE (0.34%)
 eResearch Technology /1/                            2,000                24,560
INTERNET BROKERS (3.67%)
 E*trade Group /1/                                  19,400               266,750
INTERNET CONTENT-INFORMATION & NEWS (0.33%)
 CNET Networks /1/                                   2,200                24,200
INTERNET INFRASTRUCTURE EQUIPMENT (1.91%)
 Avocent /1/                                         3,800               138,738
INTERNET INFRASTRUCTURE SOFTWARE (0.87%)
 F5 Networks /1/                                     1,000                47,940
 Openwave Systems /1/                                1,100                14,982
                                                                          62,922
INTERNET SECURITY (0.75%)
 CheckFree /1/                                       1,400                54,600
                                            Shares

                                            Held                        Value

---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.56%)
                                                                      $
 Affiliated Managers Group /1/                         200                12,682
 Calamos Asset Management /1/                        1,100                27,786
                                                                          40,468
MEDICAL INFORMATION SYSTEM (1.32%)
 IDX Systems /1/                                     3,100                96,162
MEDICAL INSTRUMENTS (0.32%)
 SurModics /1/                                         800                23,496
MEDICAL-BIOMEDICAL/GENE (1.34%)
 Human Genome Sciences /1/                           3,200                38,240
 InterMune /1/                                       5,200                59,332
                                                                          97,572
MEDICAL-DRUGS (3.94%)
 Cephalon /1/                                        4,400               216,480
 Ligand Pharmaceuticals /1/                          6,700                69,747
                                                                         286,227
MEDICAL-GENERIC DRUGS (2.35%)
 Barr Laboratories /1/                               3,600               171,180
MEDICAL-HMO (0.11%)
 AMERIGROUP /1/                                        200                 8,222
MEDICAL-HOSPITALS (1.78%)
 Triad Hospitals /1/                                 2,600               105,794
 United Surgical Partners International
  /1/                                                  600                23,634
                                                                         129,428
MEDICAL-NURSING HOMES (0.19%)
 Manor Care                                            400                13,820
MISCELLANEOUS INVESTING (0.59%)
 Aames Investment                                    4,100                43,009
MOTION PICTURES & SERVICES (0.39%)
 DreamWorks Animation /1/                              800                28,264
NETWORKING PRODUCTS (1.80%)
 Emulex /1/                                          4,600                75,302
 Foundry Networks /1/                                5,400                55,512
                                                                         130,814
OFFICE FURNISHINGS-ORIGINAL (1.84%)
 Herman Miller                                       5,000               133,600
OFFICE SUPPLIES & FORMS (0.30%)
 John H. Harland                                       600                21,840
OIL & GAS DRILLING (1.12%)
 Patterson-UTI Energy                                4,200                81,690
OIL COMPANY-EXPLORATION & PRODUCTION (0.50%)
 Ultra Petroleum /1/                                   700                36,071
PHARMACEUTICALS (1.46%)
 Cubist Pharmaceuticals /1/                          9,300               106,206
PHARMACY SERVICES (1.68%)
 Accredo Health /1/                                  4,100               122,098
RETAIL-APPAREL & SHOE (3.90%)
 Abercrombie & Fitch                                 1,100                55,132
                                            Shares

                                            Held                        Value

---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (CONTINUED)
                                                                      $
 AnnTaylor Stores /1/                                2,100                45,129
 New York & Co. /1/                                  3,900                68,250
 Pacific Sunwear of California /1/                   1,600                39,184
 Urban Outfitters /1/                                1,800                75,726
                                                                         283,421
RETAIL-MAIL ORDER (1.71%)
 Williams-Sonoma /1/                                 3,600               124,560
RETAIL-RESTAURANTS (2.85%)
 Cheesecake Factory /1/                                650                21,041
 P.F. Chang's China Bistro /1/                       1,600                88,944
 Panera Bread /1/                                    1,900                96,900
                                                                         206,885
SCHOOLS (2.98%)
 Education Management /1/                            3,700               118,178
 ITT Educational Services /1/                        2,000                98,240
                                                                         216,418
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.14%)
 Genesis Microchip /1/                               2,200                27,940
 Integrated Device Technology /1/                    1,500                17,610
 Micrel /1/                                          4,300                37,152
                                                                          82,702
SEMICONDUCTOR EQUIPMENT (5.45%)
 Amkor Technology /1/                                5,000                22,150
 Axcelis Technologies /1/                            5,300                39,591
 Brooks Automation /1/                               8,600               131,494
 Novellus Systems /1/                                3,900               101,985
 Teradyne /1/                                        7,200               101,016
                                                                         396,236
TELECOMMUNICATION EQUIPMENT (0.97%)
 Plantronics                                         1,900                70,699
THERAPEUTICS (4.48%)
 Abgenix /1/                                         6,300                55,314
 CV Therapeutics /1/                                 5,300               109,233
 Dendreon /1/                                        9,900                67,320
 Trimeris /1/                                        7,800                93,756
                                                                         325,623

                                            Shares
                                            Held                        Value

---------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)


TRANSPORT-TRUCK (0.33%)
 Landstar System /1/                                   700            $   24,346
WEB HOSTING & DESIGN (0.14%)
 Macromedia /1/                                        300                10,272
WIRELESS EQUIPMENT (1.53%)
 RF Micro Devices /1/                               20,400               111,588
                                      TOTAL COMMON STOCKS              7,035,257
                                                                      ----------

                     TOTAL PORTFOLIO INVESTMENTS (96.76%)              7,035,257
CASH AND RECEIVABLES, NET OF LIABILITIES (3.24%)                         235,562
                               TOTAL NET ASSETS (100.00%)             $7,270,819
                                                                      ------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  525,500
Unrealized Depreciation                        (681,822)
                                             ----------
Net Unrealized Appreciation (Depreciation)     (156,322)
Cost for federal income tax purposes         $7,191,579

                            SCHEDULE OF INVESTMENTS
                          PARTNERS SMALLCAP VALUE FUND

                          JANUARY 31, 2005 (UNAUDITED)

                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (96.52%)
ADVERTISING SERVICES (0.04%)
                                                                       $
 R.H. Donnelley /1/                                   1,900                 112,480
AEROSPACE & DEFENSE (0.02%)
 Teledyne Technologies /1/                            1,600                  48,112
AEROSPACE & DEFENSE EQUIPMENT (1.37%)
 Curtiss-Wright                                       1,300                  66,547
 DRS Technologies /1/                                92,000               3,735,200
 Innovative Solutions & Support /1/                   1,057                  30,193
 Moog /1/                                             1,200                  52,188
 Triumph Group /1/                                    1,000                  35,450
                                                                          3,919,578
AGRICULTURAL CHEMICALS (0.02%)
 Mosaic /1/                                           3,500                  57,750
AIRLINES (0.18%)
 AirTran Holdings /1/                                 2,600                  22,204
 America West Holdings /1/                            9,390                  47,044
 Continental Airlines /1/                            18,290                 190,582
 Delta Air Lines /1/                                  3,360                  18,110
 ExpressJet Holdings /1/                              3,700                  40,811
 Frontier Airlines /1/                                2,200                  18,656
 Mesa Air Group /1/                                   5,900                  43,483
 Pinnacle Airlines /1/                                1,439                  17,340
 Skywest                                              7,200                 123,984
                                                                            522,214
APPAREL MANUFACTURERS (0.02%)
 Kellwood                                               700                  20,258
 Phillips-Van Heusen                                  1,172                  31,890
                                                                             52,148
APPLIANCES (0.02%)
 Applica /1/                                         11,484                  62,014
APPLICATIONS SOFTWARE (0.02%)
 EPIQ Systems /1/                                     3,768                  55,050
AUCTION HOUSE & ART DEALER (1.25%)
 ADESA                                              173,300               3,582,111
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.02%)
 ArvinMeritor                                         3,500                  66,640
 BorgWarner                                          50,700               2,722,083
 Modine Manufacturing                                   900                  28,377
 Tenneco Automotive /1/                               5,760                  92,966
                                                                          2,910,066
BATTERIES & BATTERY SYSTEMS (1.04%)
 Rayovac /1/                                         78,000               2,930,460
 Wilson Greatbatch Technologies /1/                   2,165                  38,537
                                                                          2,968,997
BROADCASTING SERVICES & PROGRAMMING (0.02%)
 4 Kids Entertainment /1/                             2,700                  49,761
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.27%)
 Dycom Industries /1/                               133,900               3,631,368
BUILDING PRODUCTS-AIR & HEATING (0.11%)
 Lennox International                                 6,776                 135,249
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING PRODUCTS-AIR & HEATING (CONTINUED)
                                                                       $
 York International                                   5,100                 185,232
                                                                            320,481
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.04%)
 Texas Industries                                     1,900                 120,726
BUILDING PRODUCTS-LIGHT FIXTURES (0.03%)
 Genlyte Group /1/                                    1,000                  80,010
BUILDING-HEAVY CONSTRUCTION (0.05%)
 Granite Construction                                 2,300                  57,270
 Washington Group International /1/                   2,212                  87,109
                                                                            144,379
BUILDING-RESIDENTIAL & COMMERCIAL (2.90%)
 Beazer Homes                                        25,300               3,757,050
 Ryland Group                                        69,300               4,495,491
 WCI Communities /1/                                  2,000                  63,720
                                                                          8,316,261
CAPACITORS (0.01%)
 Kemet /1/                                            3,400                  28,730
CASINO HOTELS (0.07%)
 Ameristar Casinos                                    2,300                 100,579
 Aztar /1/                                            3,500                 112,805
                                                                            213,384
CASINO SERVICES (0.01%)
 Shuffle Master /1/                                   1,200                  34,944
CELLULAR TELECOMMUNICATIONS (0.03%)
 Boston Communications Group /1/                      4,667                  36,076
 Centennial Communications /1/                        6,675                  58,072
                                                                             94,148
CHEMICALS-DIVERSIFIED (0.09%)
 FMC /1/                                              3,400                 160,446
 Olin                                                 4,700                 104,669
                                                                            265,115
CHEMICALS-PLASTICS (0.06%)
 A. Schulman                                          1,600                  28,304
 PolyOne /1/                                          4,300                  37,195
 Spartech                                             4,600                 106,812
                                                                            172,311
CHEMICALS-SPECIALTY (1.89%)
 Crompton                                             8,100                  94,365
 Cytec Industries                                    93,500               4,768,500
 H.B. Fuller                                            700                  18,669
 Hercules /1/                                        20,250                 293,828
 Minerals Technologies                                1,900                 118,712
 OM Group /1/                                         2,500                  81,050
 OMNOVA Solutions /1/                                 8,619                  42,836
                                                                          5,417,960
COLLECTIBLES (0.84%)
 RC2 /1/                                             83,600               2,420,220
COMMERCIAL BANKS (1.83%)
 Alabama National Bancorp.                            1,000                  62,250
 BancorpSouth                                         1,200                  26,160
 Capitol Bancorp.                                       600                  19,494
                                            Shares

                                            Held                          Value

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COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                       $
 Cathay Bancorp                                       2,300                  83,559
 Chittenden                                           3,025                  82,008
 Citizens Banking                                     1,200                  37,512
 Corus Bankshares                                     1,200                  60,240
 CVB Financial                                        1,000                  19,380
 East-West Bancorp                                    6,400                 249,216
 F.N.B.                                               1,300                  25,714
 First Bancorp.                                       1,800                  97,362
 First Community Bancorp                              1,000                  42,560
 First Midwest Bancorp                                1,200                  41,400
 First Republic Bank                                  1,300                  65,585
 Glacier Bancorp                                        600                  19,122
 Greater Bay Bancorp                                  5,100                 139,077
 Hanmi Financial                                        700                  24,871
 Hudson United Bancorp                               80,000               2,940,800
 Irwin Financial                                      3,000                  73,470
 MB Financial                                         1,200                  47,628
 Old National Bancorp                                   840                  18,287
 Pacific Capital Bancorp.                               700                  21,476
 Prosperity Bancshares                                  700                  19,446
 Provident Bankshares                                 2,100                  69,447
 R&G Financial                                        2,800                 103,236
 Republic Bancorp.                                    2,550                  36,388
 Riggs National                                       3,400                  74,256
 S&T Bancorp                                            800                  29,488
 Silicon Valley Bancshares /1/                        3,100                 135,284
 Southwest Bancorp. of Texas                          3,400                  67,218
 Sterling Bancshares                                  1,600                  23,504
 Sun Bancorp. /1/                                     2,100                  52,710
 Susquehanna Bancshares                               1,300                  32,097
 Texas Capital Bancshares /1/                         1,000                  23,710
 Texas Regional Bancshares                            2,200                  68,079
 Trustco Bank                                         1,800                  22,482
 Trustmark                                            1,300                  35,971
 Umpqua Holdings                                      1,300                  31,564
 Westamerica Bancorp.                                 1,600                  83,072
 Wintrust Financial                                   2,300                 127,604
                                                                          5,232,727
COMMERCIAL SERVICE-FINANCE (1.40%)
 Coinstar /1/                                         3,100                  77,500
 NCO Group /1/                                      172,200               3,922,716
                                                                          4,000,216
COMMERCIAL SERVICES (1.25%)
 Arbitron /1/                                         1,800                  73,620
 Quanta Services /1/                                438,600               3,280,728
 Source Interlink /1/                                 1,744                  20,728
 Sourcecorp /1/                                       1,805                  32,490
 StarTek                                              2,400                  60,000
 Vertrue /1/                                          2,895                 108,620
                                                                          3,576,186
COMPUTER AIDED DESIGN (0.02%)
 ANSYS /1/                                            1,700                  54,910
COMPUTER SERVICES (0.05%)
 CACI International /1/                                 800                  41,720
 FactSet Research Systems                             1,200                  64,080
                                            Shares

                                            Held                          Value

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COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (CONTINUED)
                                                                       $
 Tier Technologies /1/                                5,691                  47,292
                                                                            153,092
COMPUTERS (0.01%)
 palmOne /1/                                            800                  20,700
COMPUTERS-INTEGRATED SYSTEMS (0.02%)
 Agilysys                                             2,600                  43,836
 McData /1/                                           5,896                  24,763
                                                                             68,599
COMPUTERS-MEMORY DEVICES (0.43%)
 Advanced Digital Information /1/                   117,300               1,226,958
COMPUTERS-PERIPHERAL EQUIPMENT (1.43%)
 Electronics for Imaging /1/                        241,300               4,102,100
COMPUTERS-VOICE RECOGNITION (0.01%)
 Talx                                                   825                  28,949
CONSULTING SERVICES (0.91%)
 FTI Consulting /1/                                 132,000               2,560,800
 Maximus /1/                                          1,300                  39,104
 Watson Wyatt                                           800                  20,992
                                                                          2,620,896
CONSUMER PRODUCTS-MISCELLANEOUS (0.10%)
 American Greetings                                   3,400                  82,076
 Central Garden & Pet /1/                             2,300                  94,254
 Jarden /1/                                           1,900                  87,400
 Playtex Products /1/                                 2,600                  21,138
                                                                            284,868
CONTAINERS-METAL & GLASS (1.48%)
 Crown Holdings /1/                                   8,700                 117,363
 Owens-Illinois /1/                                 180,900               4,110,048
                                                                          4,227,411
DATA PROCESSING & MANAGEMENT (2.84%)
 Acxiom                                             170,600               3,937,448
 CCC Information Services Group /1/                   2,316                  53,708
 CSG Systems International /1/                        2,400                  43,488
 Reynolds & Reynolds                                150,600               4,106,862
                                                                          8,141,506
DENTAL SUPPLIES & EQUIPMENT (0.02%)
 Sybron Dental Specialties /1/                        1,800                  67,968
DIAGNOSTIC KITS (0.05%)
 Biosite Diagnostics /1/                              1,200                  69,600
 Diagnostic Products                                  1,300                  66,001
                                                                            135,601
DIALYSIS CENTERS (2.55%)
 Renal Care Group /1/                               191,150               7,294,284
DISTRIBUTION-WHOLESALE (1.26%)
 Owens & Minor                                      122,600               3,500,230
 United Stationers /1/                                2,700                 117,207
                                                                          3,617,437
DIVERSIFIED MANUFACTURING OPERATIONS (2.01%)
 A.O. Smith                                           2,600                  70,486
 Blount International /1/                             4,312                  77,400
                                            Shares

                                            Held                          Value

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COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
                                                                       $
 Federal Signal                                       2,000                  33,060
 Lancaster Colony                                     1,700                  71,927
 Pentair                                            124,000               5,495,680
 Raven Industries                                     1,200                  22,056
                                                                          5,770,609
DIVERSIFIED OPERATIONS (0.02%)
 Walter Industries                                    1,700                  59,534
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.04%)
 Chemed                                               1,800                 128,916
ELECTRIC PRODUCTS-MISCELLANEOUS (0.02%)
 Littelfuse /1/                                       2,090                  66,525
ELECTRIC-INTEGRATED (1.99%)
 ALLETE                                              57,700               2,387,049
 Avista                                               1,600                  28,272
 Black Hills                                          2,400                  71,496
 CH Energy Group                                        800                  37,840
 Cleco                                                2,070                  40,841
 CMS Energy /1/                                      12,200                 128,466
 El Paso Electric /1/                                 1,300                  25,272
 PNM Resources                                      106,080               2,676,399
 Sierra Pacific Resources /1/                         9,500                  93,480
 UIL Holdings                                         1,500                  74,025
 UniSource Energy                                     4,200                 128,100
                                                                          5,691,240
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.02%)
 Technitrol /1/                                       2,700                  47,898
ELECTRONIC CONNECTORS (0.05%)
 Thomas & Betts /1/                                   5,000                 146,050
ELECTRONIC MEASUREMENT INSTRUMENTS (0.02%)
 Analogic                                             1,300                  53,313
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.73%)
 EMCOR Group /1/                                        709                  30,459
 Jacobs Engineering Group /1/                        40,000               2,031,600
 URS /1/                                              1,500                  42,315
                                                                          2,104,374
ENTERPRISE SOFTWARE & SERVICE (1.24%)
 Hyperion Solutions /1/                              72,300               3,473,292
 ManTech International /1/                            3,000                  64,650
                                                                          3,537,942
ENVIRONMENTAL CONSULTING & ENGINEERING (1.33%)
 Tetra Tech /1/                                     256,525               3,804,266
FILTRATION & SEPARATION PRODUCTS (0.03%)
 CLARCOR                                              1,600                  87,152
FINANCE-AUTO LOANS (0.01%)
 Credit Acceptance /1/                                  800                  19,568
FINANCE-CONSUMER LOANS (0.08%)
 World Acceptance /1/                                 7,923                 236,343
FINANCE-CREDIT CARD (0.05%)
 CompuCredit /1/                                      3,036                  87,012
                                            Shares

                                            Held                          Value

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COMMON STOCKS (CONTINUED)
FINANCE-CREDIT CARD (CONTINUED)
                                                                       $
 Metris /1/                                           5,770                  68,663
                                                                            155,675
FINANCE-INVESTMENT BANKER & BROKER (0.11%)
 Investment Technology Group /1/                      1,200                  23,892
 Knight Trading Group /1/                             3,400                  33,694
 LaBranche /1/                                       17,416                 173,812
 Piper Jaffray /1/                                    1,800                  71,244
                                                                            302,642
FINANCE-LEASING COMPANY (0.50%)
 Financial Federal                                   41,300               1,424,850
FINANCE-MORTGAGE LOAN/BANKER (0.12%)
 American Home Mortgage Investment                   10,036                 335,503
FINANCIAL GUARANTEE INSURANCE (0.52%)
 PMI Group                                           36,000               1,431,720
 Triad Guaranty /1/                                   1,000                  54,110
                                                                          1,485,830
FOOD-BAKING (0.02%)
 Flowers Foods                                          700                  21,357
 Interstate Bakeries                                  5,000                  28,750
                                                                             50,107
FOOD-MISCELLANEOUS/DIVERSIFIED (2.37%)
 American Italian Pasta                              89,300               2,420,030
 Ralcorp Holdings /1/                                99,500               4,378,000
                                                                          6,798,030
FOOD-RETAIL (0.01%)
 Ruddick                                              1,350                  28,485
FOOD-WHOLESALE & DISTRIBUTION (0.03%)
 Nash Finch                                           1,900                  79,220
FOOTWEAR & RELATED APPAREL (1.80%)
 Wolverine World Wide                               163,800               5,148,234
FUNERAL SERVICE & RELATED ITEMS (0.07%)
 Alderwoods Group /1/                                14,712                 177,059
 Stewart Enterprises /1/                              4,312                  27,683
                                                                            204,742
GARDEN PRODUCTS (0.04%)
 Toro                                                 1,300                 108,225
GAS-DISTRIBUTION (0.97%)
 Atmos Energy                                         3,780                 104,706
 Energen                                              2,170                 127,249
 New Jersey Resources                                 1,900                  83,315
 Peoples Energy                                       3,400                 145,622
 Piedmont Natural Gas                                 1,078                  25,042
 South Jersey Industries                                900                  47,970
 WGL Holdings                                        73,900               2,243,604
                                                                          2,777,508
GOLD MINING (0.01%)
 Royal Gold                                           2,400                  38,856
GOLF (1.10%)
 Callaway Golf                                      235,900               3,139,829
                                            Shares

                                            Held                          Value

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COMMON STOCKS (CONTINUED)
HOME FURNISHINGS (0.44%)
                                                                       $
 Furniture Brands International                      51,516               1,220,929
 Stanley Furniture                                      700                  32,543
                                                                          1,253,472
HOSPITAL BEDS & EQUIPMENT (0.03%)
 Invacare                                             1,800                  83,772
HOTELS & MOTELS (0.01%)
 LaSalle Hotel Properties                               990                  30,037
HUMAN RESOURCES (0.01%)
 MPS Group /1/                                        3,100                  34,999
IDENTIFICATION SYSTEM-DEVELOPMENT (0.05%)
 Checkpoint Systems /1/                               3,200                  49,792
 Paxar /1/                                            3,500                  83,475
                                                                            133,267
INDUSTRIAL AUTOMATION & ROBOTS (0.03%)
 UNOVA /1/                                            4,000                  92,240
INDUSTRIAL GASES (0.04%)
 Airgas                                               4,300                 101,136
INSTRUMENTS-CONTROLS (0.02%)
 BEI Technologies                                     1,300                  36,647
 Watts Industries                                       800                  25,640
                                                                             62,287
INSURANCE BROKERS (0.55%)
 Hilb, Rogal & Hamilton                              44,700               1,589,532
INTERNET APPLICATION SOFTWARE (0.01%)
 eResearch Technology /1/                             2,600                  31,928
INTERNET CONTENT-INFORMATION & NEWS (0.01%)
 ProQuest /1/                                         1,300                  40,976
INTERNET FINANCIAL SERVICES (2.89%)
 IndyMac Bancorp                                    165,300               6,109,488
 Net.B@nk                                           226,663               2,164,632
                                                                          8,274,120
INTERNET SECURITY (0.01%)
 iPass /1/                                            4,150                  24,610
INTIMATE APPAREL (0.01%)
 Warnaco Group /1/                                    1,200                  25,932
INVESTMENT COMPANIES (0.07%)
 MCG Capital                                         11,541                 201,967
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.02%)
 Gabelli Asset Management                             1,200                  57,420
LASERS-SYSTEMS & COMPONENTS (0.05%)
 Electro Scientific Industries /1/                    2,400                  42,408
 ROFIN-SINAR Technologies /1/                         2,700                 108,270
                                                                            150,678
LEISURE & RECREATION PRODUCTS (0.01%)
 K2 /1/                                               2,600                  36,556
LIFE & HEALTH INSURANCE (1.11%)
 American Equity Investment Life Holding              1,069                  11,235
                                            Shares

                                            Held                          Value

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COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
                                                                       $
 AmerUs Group                                         3,300                 147,081
 Delphi Financial Group                               2,200                  98,868
 Phoenix                                              5,085                  66,461
 Stancorp Financial Group                            33,300               2,830,500
 UICI                                                 1,100                  34,012
                                                                          3,188,157
LINEN SUPPLY & RELATED ITEMS (0.02%)
 G & K Services                                       1,000                  44,590
LOTTERY SERVICES (2.07%)
 GTECH Holdings                                     253,300               5,922,154
MACHINERY TOOLS & RELATED PRODUCTS (0.04%)
 Kennametal                                           1,900                  92,986
 Regal Beloit                                         1,200                  36,168
                                                                            129,154
MACHINERY-CONSTRUCTION & MINING (0.01%)
 Joy Global                                             900                  25,137
MACHINERY-GENERAL INDUSTRY (0.08%)
 Albany International                                 2,590                  88,448
 Gardner Denver /1/                                   1,100                  41,646
 Stewart & Stevenson Services                         1,200                  24,528
 Tecumseh Products                                    1,300                  52,819
 Westinghouse Air Brake Technologies                  1,500                  27,960
                                                                            235,401
MACHINERY-MATERIAL HANDLING (0.02%)
 Cascade                                              1,315                  48,129
MACHINERY-PRINT TRADE (0.05%)
 Imation                                              4,000                 137,960
MACHINERY-PUMPS (0.03%)
 Flowserve /1/                                        2,400                  59,880
 Thomas Industries                                      800                  31,192
                                                                             91,072
MACHINERY-THERMAL PROCESS (0.01%)
 Global Power Equipment Group /1/                     3,154                  30,152
MEDICAL INFORMATION SYSTEM (0.03%)
 Per-Se Technologies /1/                              5,023                  73,336
MEDICAL INSTRUMENTS (0.05%)
 Conmed /1/                                           1,600                  46,480
 dj Orthopedics /1/                                   1,300                  31,395
 Techne /1/                                           1,600                  55,792
                                                                            133,667
MEDICAL LABORATORY & TESTING SERVICE (2.22%)
 Covance /1/                                        149,300               6,345,250
MEDICAL PRODUCTS (1.33%)
 Mentor                                             120,000               3,757,200
 Viasys Healthcare /1/                                1,800                  32,922
 West Pharmaceutical Services                           800                  20,880
                                                                          3,811,002
MEDICAL STERILIZATION PRODUCT (0.01%)
 Steris /1/                                           1,500                  35,580
                                            Shares

                                            Held                          Value

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COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (0.03%)
                                                                       $
 Cambrex                                              2,100                  46,851
 Integra LifeSciences Holdings /1/                    1,100                  41,448
                                                                             88,299
MEDICAL-DRUGS (0.01%)
 Indevus Pharmaceuticals /1/                          6,335                  31,992
MEDICAL-GENERIC DRUGS (0.13%)
 Alpharma                                            17,351                 261,133
 Par Pharmaceutical /1/                               3,300                 125,070
                                                                            386,203
MEDICAL-HOSPITALS (4.01%)
 LifePoint Hospitals /1/                             87,700               3,315,060
 Province Healthcare /1/                            205,300               4,647,992
 Triad Hospitals /1/                                 86,600               3,523,754
                                                                         11,486,806
MEDICAL-NURSING HOMES (0.01%)
 Genesis HealthCare /1/                               1,100                  38,148
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (1.26%)
 Amsurg /1/                                         137,200               3,623,452
METAL PROCESSORS & FABRICATION (0.12%)
 Commercial Metals                                    3,700                 106,930
 Kaydon                                               2,500                  77,575
 Mueller Industries                                   1,350                  42,795
 Quanex                                               2,250                 118,620
                                                                            345,920
METAL-ALUMINUM (0.01%)
 Century Aluminum /1/                                 1,500                  37,380
METAL-DIVERSIFIED (0.01%)
 Hecla Mining /1/                                     7,500                  41,475
MISCELLANEOUS INVESTING (0.96%)
 Affordable Residential Communities                   1,500                  19,080
 AMLI Residential Properties                          1,000                  29,120
 Anthracite Capital                                   4,366                  52,348
 Anworth Mortgage Asset                              40,358                 401,966
 Capital Automotive                                   2,300                  75,141
 Colonial Properties Trust                            1,900                  68,970
 Commercial Net Lease Realty                          1,600                  30,000
 Corporate Office Properties Trust                    2,000                  51,460
 Cousins Properties                                   1,500                  45,435
 Eastgroup Properties                                   900                  32,571
 Entertainment Properties Trust                       1,600                  67,376
 Equity Lifestyle Properties                          5,602                 192,036
 Equity One                                           1,500                  30,615
 FelCor Lodging Trust /1/                             2,258                  31,522
 Gables Residential Trust                            10,135                 339,117
 Highwoods Properties                                 1,600                  39,200
 Home Properties of New York                          1,900                  76,760
 IMPAC Mortgage Holdings                              9,600                 219,264
 Innkeepers USA Trust                                 3,700                  49,950
 Kilroy Realty                                        2,300                  89,884
 Lexington Corporate Properties Trust                 1,500                  32,100
 Maguire Properties                                     800                  18,920
 MFA Mortgage Investments                             3,514                  29,377
                                            Shares

                                            Held                          Value

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COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                       $
 Mid-America Apartment Communities                    1,000                  37,820
 Nationwide Health Properties                         4,300                  93,267
 Newcastle Investment                                 1,500                  45,360
 Omega Healthcare Investors                           2,000                  22,440
 Prentiss Properties Trust                            1,100                  39,413
 PS Business Parks                                    1,200                  50,640
 Realty Income                                        4,300                 100,233
 Redwood Trust                                        1,600                  90,656
 Senior Housing Properties Trust                      4,516                  74,740
 Sovran Self Storage                                  1,200                  47,760
 Summit Properties                                    1,600                  48,720
 Tanger Factory Outlet Centers                        2,400                  56,640
 U.S. Restaurant Properties                           1,300                  21,775
                                                                          2,751,676
MISCELLANEOUS MANUFACTURERS (0.04%)
 Applied Films /1/                                    1,500                  32,055
 AptarGroup                                           1,900                  92,131
                                                                            124,186
MOTION PICTURES & SERVICES (1.39%)
 Macrovision /1/                                    170,600               3,980,098
MULTI-LINE INSURANCE (1.95%)
 HCC Insurance Holdings                             166,600               5,476,142
 Horace Mann Educators                                2,300                  42,366
 United Fire & Casualty                               1,800                  61,128
                                                                          5,579,636
MULTIMEDIA (0.01%)
 Journal Communications                               1,500                  25,725
NETWORKING PRODUCTS (1.47%)
 Anixter International                              120,400               4,024,972
 Black Box                                            2,700                 125,631
 Emulex /1/                                           4,300                  70,391
                                                                          4,220,994
NON-FERROUS METALS (0.01%)
 Brush Engineered Materials /1/                       1,300                  22,425
NON-HAZARDOUS WASTE DISPOSAL (0.03%)
 Casella Waste Systems /1/                            2,092                  29,769
 Waste Connections /1/                                1,800                  56,628
                                                                             86,397
NON-HOTEL GAMBLING (0.06%)
 Argosy Gaming /1/                                    1,600                  73,904
 Isle of Capri Casinos /1/                            3,766                  95,732
                                                                            169,636
OFFICE AUTOMATION & EQUIPMENT (0.78%)
 Global Imaging Systems /1/                           2,300                  82,317
 Ikon Office Solutions                              201,300               2,163,975
                                                                          2,246,292
OIL & GAS DRILLING (1.20%)
 Atwood Oceanics /1/                                  1,800                 109,800
 Helmerich & Payne                                   88,000               3,335,200
                                                                          3,445,000
OIL COMPANY-EXPLORATION & PRODUCTION (0.42%)
 Callon Petroleum /1/                                 4,242                  61,976
                                            Shares

                                            Held                          Value

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COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
                                                                       $
 Comstock Resources /1/                               1,200                  28,152
 Denbury Resources /1/                                4,600                 134,320
 Edge Petroleum /1/                                   2,000                  28,940
 Energy Partners /1/                                  3,000                  65,850
 Forest Oil /1/                                       6,200                 208,878
 Harvest Natural Resources /1/                        1,300                  16,861
 Magnum Hunter Resources /1/                          3,700                  55,167
 Meridian Resource /1/                               10,800                  57,348
 Penn Virginia                                        1,000                  42,360
 Plains Exploration & Production /1/                  4,600                 132,388
 Swift Energy /1/                                     4,400                 133,188
 Vintage Petroleum                                    6,200                 150,102
 Whiting Petroleum /1/                                2,100                  73,332
                                                                          1,188,862
OIL FIELD MACHINERY & EQUIPMENT (0.03%)
 Lone Star Technologies /1/                           2,340                  95,449
OIL REFINING & MARKETING (0.83%)
 Frontier Oil                                         1,000                  27,970
 Tesoro Petroleum /1/                                73,400               2,337,056
                                                                          2,365,026
OIL-FIELD SERVICES (0.94%)
 Cal Dive International /1/                             944                  41,253
 Hanover Compressor /1/                               5,000                  70,900
 Seacor Smit /1/                                     44,700               2,502,753
 Tetra Technologies /1/                               2,600                  72,540
                                                                          2,687,446
PAPER & RELATED PRODUCTS (0.09%)
 Caraustar Industries /1/                            10,222                 137,997
 Glatfelter                                           5,293                  71,879
 Pope & Talbot                                        1,800                  27,234
 Wausau-Mosinee Paper                                 1,300                  19,266
                                                                            256,376
PHYSICIAN PRACTICE MANAGEMENT (0.04%)
 OCA /1/                                              6,600                  36,564
 Pediatrix Medical Group /1/                          1,000                  66,790
                                                                            103,354
PIPELINES (0.05%)
 TransMontaigne /1/                                  21,699                 147,553
POULTRY (0.03%)
 Sanderson Farms                                      1,800                  78,678
PRECIOUS METALS (0.01%)
 Stillwater Mining /1/                                3,500                  37,030
PRINTING-COMMERCIAL (1.18%)
 Banta                                                1,180                  51,106
 Bowne                                                1,440                  21,384
 Valassis Communications /1/                         97,300               3,303,335
                                                                          3,375,825
PROPERTY & CASUALTY INSURANCE (3.26%)
 Direct General                                       1,300                  24,375
 First American                                     138,600               5,125,428
 FPIC Insurance Group /1/                             1,100                  36,355
 Infinity Property & Casualty                         2,500                  81,875
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
                                                                       $
 LandAmerica Financial Group                          4,288                 220,575
 Philadelphia Consolidated Holding /1/                1,900                 127,433
 PMA Capital /1/                                      2,100                  21,273
 RLI                                                 54,700               2,377,262
 Safety Insurance Group                                 800                  26,656
 Selective Insurance Group                           26,700               1,152,639
 Stewart Information Services                           800                  32,248
 Zenith National Insurance                            2,200                 103,994
                                                                          9,330,113
PUBLISHING-NEWSPAPERS (0.03%)
 Pulitzer                                             1,200                  76,152
PUBLISHING-PERIODICALS (0.03%)
 Readers Digest Association                           5,300                  85,436
RACETRACKS (0.01%)
 Speedway Motorsports                                 1,100                  42,625
RADIO (0.01%)
 Emmis Communications /1/                             1,862                  32,715
REAL ESTATE MANAGEMENT & SERVICES (0.03%)
 Jones Lang LaSalle /1/                               2,100                  75,075
RECYCLING (0.04%)
 Aleris International /1/                             2,005                  33,644
 Metal Management /1/                                 2,700                  72,738
                                                                            106,382
RENTAL-AUTO & EQUIPMENT (1.62%)
 United Rentals /1/                                 273,109               4,645,584
RESORTS & THEME PARKS (0.05%)
 Sunterra /1/                                        11,180                 154,396
RETAIL-APPAREL & SHOE (0.11%)
 Brown Shoe                                           3,000                  86,880
 Genesco /1/                                          2,070                  59,906
 Payless ShoeSource /1/                               5,000                  59,050
 Stage Stores /1/                                     2,900                 114,637
                                                                            320,473
RETAIL-AUTO PARTS (0.03%)
 CSK Auto /1/                                         4,750                  74,907
RETAIL-AUTOMOBILE (1.06%)
 Group 1 Automotive /1/                             103,596               3,032,255
RETAIL-BEDDING (0.01%)
 Linens 'N Things /1/                                 1,300                  33,670
RETAIL-CONVENIENCE STORE (0.07%)
 Pantry /1/                                           6,879                 197,771
RETAIL-DRUG STORE (0.01%)
 Longs Drug Stores                                    1,300                  34,138
RETAIL-FABRIC STORE (0.07%)
 Jo-Ann Stores /1/                                    7,016                 192,309
RETAIL-HOME FURNISHINGS (1.15%)
 Pier 1 Imports                                     185,300               3,281,663
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-JEWELRY (0.84%)
                                                                       $
 Zale /1/                                            90,600               2,406,336
RETAIL-REGIONAL DEPARTMENT STORE (0.05%)
 Bon-Ton Stores                                       9,785                 153,918
RETAIL-RESTAURANTS (4.83%)
 CBRL Group                                          78,600               3,231,246
 CEC Entertainment /1/                              138,300               5,413,062
 IHOP                                                 1,200                  51,756
 Jack in the Box /1/                                  1,700                  58,786
 O'Charley's /1/                                     93,300               1,719,985
 RARE Hospitality International /1/                 106,650               3,359,475
                                                                         13,834,310
RETAIL-SPORTING GOODS (0.02%)
 Big 5 Sporting Goods                                 1,500                  41,070
 Sports Authority /1/                                 1,100                  27,907
                                                                             68,977
RETAIL-VIDEO RENTAL (0.03%)
 Movie Gallery                                        3,500                  73,325
RUBBER-TIRES (1.49%)
 Cooper Tire & Rubber                               197,300               4,263,653
SAVINGS & LOANS-THRIFTS (2.89%)
 Astoria Financial                                  101,300               3,812,932
 BankAtlantic Bancorp                                 2,400                  46,128
 BankUnited Financial /1/                             1,300                  37,934
 Brookline Bancorp.                                   2,000                  31,980
 Commercial Federal                                   2,000                  56,160
 Dime Bancorp /1/                                     3,800                     646
 Downey Financial                                     1,800                 114,840
 Fidelity Bankshares                                  1,200                  32,274
 First Niagara Financial Group                        4,700                  64,155
 FirstFed Financial /1/                               1,600                  85,120
 Harbor Florida Bancshares                              700                  23,800
 MAF Bancorp                                          2,200                  97,152
 Ocwen Financial /1/                                  6,100                  52,460
 Partners Trust Financial Group                       2,600                  28,392
 PFF Bancorp                                          1,000                  42,940
 Provident Financial Services                         5,100                  92,157
 Sterling Financial /1/                               1,200                  45,000
 Washington Federal                                 138,522               3,608,498
                                                                          8,272,568
SCHOOLS (0.04%)
 Strayer Education                                    1,000                 107,350
SEISMIC DATA COLLECTION (0.01%)
 Input/Output /1/                                     5,590                  35,217
SEMICONDUCTOR EQUIPMENT (0.68%)
 Cohu                                                 2,616                  44,132
 Dupont Photomasks /1/                                2,000                  53,140
 Photronics /1/                                     123,683               1,855,245
                                                                          1,952,517
SOAP & CLEANING PRODUCTS (0.87%)
 Church & Dwight                                     72,000               2,478,960
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
STEEL PIPE & TUBE (1.17%)
                                                                       $
 Maverick Tube /1/                                    1,800                  61,308
 Shaw Group /1/                                     196,100               3,296,441
                                                                          3,357,749
STEEL PRODUCERS (0.06%)
 Carpenter Technology                                 2,300                 140,898
 Wheeling-Pittsburgh /1/                                900                  31,320
                                                                            172,218
STEEL-SPECIALTY (0.02%)
 Oregon Steel Mills /1/                               2,000                  47,780
STORAGE & WAREHOUSING (0.02%)
 Mobile Mini /1/                                      1,400                  47,894
TELECOMMUNICATION EQUIPMENT (1.31%)
 Adtran                                              95,300               1,706,823
 Andrew /1/                                         156,000               2,037,360
                                                                          3,744,183
TELEPHONE-INTEGRATED (0.02%)
 Talk America Holdings /1/                            6,710                  43,883
TELEVISION (0.02%)
 LIN Television /1/                                   2,700                  50,247
TEXTILE-APPAREL (0.05%)
 Perry Ellis International /1/                        7,076                 149,304
TOBACCO (0.05%)
 Universal                                            2,300                 108,698
 Vector Group                                         1,330                  21,599
                                                                            130,297
TRANSPORT-AIR FREIGHT (0.03%)
 EGL /1/                                              2,500                  75,575
TRANSPORT-EQUIPMENT & LEASING (1.27%)
 Gatx                                               122,000               3,633,160
TRANSPORT-MARINE (0.02%)
 Kirby /1/                                            1,300                  57,252
TRANSPORT-RAIL (0.03%)
 Genesee & Wyoming /1/                                1,100                  27,786
 Kansas City Southern Industries /1/                  3,700                  64,602
                                                                             92,388
TRANSPORT-SERVICES (0.05%)
 Offshore Logistics /1/                               2,300                  73,393
 Pacer International /1/                              3,800                  74,328
                                                                            147,721
TRANSPORT-TRUCK (0.21%)
 Arkansas Best                                        1,600                  64,272
 Forward Air /1/                                      1,300                  55,400
 Heartland Express                                    2,418                  51,358
 Knight Transportation                                1,200                  29,520
 Landstar System /1/                                  1,500                  52,170
 Overnite                                             1,700                  52,496
 SCS Transportation /1/                               3,000                  70,260
 Swift Transportation /1/                             1,800                  40,140
 USF                                                  2,200                  72,512
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-TRUCK (CONTINUED)
                                                                       $
 Werner Enterprises                                   4,700                 100,204
                                                                            588,332
TRAVEL SERVICES (0.07%)
 Navigant International /1/                          14,589                 189,219
WATER TREATMENT SYSTEMS (0.02%)
 Ionics /1/                                           1,500                  65,790
WIRE & CABLE PRODUCTS (0.92%)
 Belden CDT                                         129,750               2,635,222
                                       TOTAL COMMON STOCKS              276,420,210
                                                                       ------------

                      TOTAL PORTFOLIO INVESTMENTS (96.52%)              276,420,210
CASH AND RECEIVABLES, NET OF LIABILITIES (3.48%)                          9,974,786
                                TOTAL NET ASSETS (100.00%)             $286,394,996
                                                                       --------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 70,560,962
Unrealized Depreciation                        (6,387,579)
                                             ------------
Net Unrealized Appreciation (Depreciation)     64,173,383
Cost for federal income tax purposes         $212,246,827

                            SCHEDULE OF INVESTMENTS
                         PARTNERS SMALLCAP VALUE FUND I

                          JANUARY 31, 2005 (UNAUDITED)

                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (96.65%)
ADVERTISING SERVICES (0.22%)
                                                                              $
 R.H. Donnelley /1/                                          6,100                 361,120
AEROSPACE & DEFENSE (0.18%)
 Esterline Technologies /1/                                 10,000                 300,100
AEROSPACE & DEFENSE EQUIPMENT (1.14%)
 AAR /1/                                                     9,200                 107,180
 Curtiss-Wright                                              8,900                 455,591
 Ducommun /1/                                                  700                  14,707
 HEICO                                                       4,300                  93,611
 Kaman                                                      17,900                 212,115
 Moog /1/                                                   14,600                 634,954
 Orbital Sciences /1/                                       10,900                 110,744
 Triumph Group /1/                                           7,100                 251,695
                                                                                 1,880,597
AIRLINES (0.85%)
 Alaska Air Group /1/                                       10,400                 309,816
 Continental Airlines /1/                                   12,200                 127,124
 ExpressJet Holdings /1/                                    35,900                 395,977
 Northwest Airlines /1/                                     10,800                  79,812
 Skywest                                                    28,500                 490,770
                                                                                 1,403,499
APPAREL MANUFACTURERS (0.45%)
 Kellwood                                                   12,300                 355,962
 Quiksilver /1/                                              9,500                 283,765
 Tommy Hilfiger /1/                                         11,400                 111,948
                                                                                   751,675
APPLIANCES (0.03%)
 Applica /1/                                                10,700                  57,780
APPLICATIONS SOFTWARE (0.28%)
 Parametric Technology /1/                                  50,500                 287,850
 Progress Software /1/                                       8,100                 174,474
                                                                                   462,324
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.68%)
 Oshkosh Truck                                              15,300               1,122,867
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.96%)
 American Axle & Manufacturing Holdings                      5,600                 150,360
 Hayes Lemmerz International /1/                            19,000                 152,380
 Keystone Automotive Industries /1/                          4,300                  94,600
 Superior Industries International                           5,600                 140,952
 Tenneco Automotive /1/                                     36,700                 592,338
 Tower Automotive /1/                                       22,900                  18,549
 Visteon                                                    59,200                 439,264
                                                                                 1,588,443
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.12%)
 Aftermarket Technology /1/                                 13,000                 190,580
BATTERIES & BATTERY SYSTEMS (0.33%)
 Rayovac /1/                                                14,700                 552,279
BROADCASTING SERVICES & PROGRAMMING (0.13%)
 4 Kids Entertainment /1/                                      600                  11,058
 World Wrestling Entertainment                              15,800                 199,080
                                                                                   210,138
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.49%)
                                                                              $
 NCI Building Systems /1/                                    5,600                 212,520
 USG /1/                                                    18,400                 590,640
                                                                                   803,160
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.02%)
 Dycom Industries /1/                                        1,200                  32,544
BUILDING PRODUCTS-AIR & HEATING (0.49%)
 Lennox International                                       26,400                 526,944
 York International                                          7,600                 276,032
                                                                                   802,976
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.49%)
 Eagle Materials                                             3,000                 239,280
 Texas Industries                                            9,100                 578,214
                                                                                   817,494
BUILDING PRODUCTS-DOORS & WINDOWS (0.11%)
 Apogee Enterprises                                         14,000                 187,180
BUILDING PRODUCTS-LIGHT FIXTURES (0.09%)
 Genlyte Group /1/                                           1,900                 152,019
BUILDING PRODUCTS-WOOD (0.42%)
 Universal Forest Products                                  17,900                 700,427
BUILDING-HEAVY CONSTRUCTION (0.22%)
 Washington Group International /1/                          9,400                 370,172
BUILDING-MAINTENANCE & SERVICE (0.03%)
 Integrated Electrical Services /1/                         11,000                  43,780
BUILDING-RESIDENTIAL & COMMERCIAL (1.23%)
 Beazer Homes                                                3,400                 504,900
 Levitt                                                      8,175                 240,345
 Meritage /1/                                                9,700                 627,105
 WCI Communities /1/                                        20,600                 656,316
                                                                                 2,028,666
CABLE TV (0.62%)
 Charter Communications /1/                                 70,100                 112,861
 Insight Communications /1/                                 16,500                 166,815
 LodgeNet Entertainment /1/                                 23,900                 431,395
 Mediacom Communications /1/                                53,300                 318,734
                                                                                 1,029,805
CASINO HOTELS (0.66%)
 Ameristar Casinos                                           4,200                 183,666
 Aztar /1/                                                  20,500                 660,715
 Boyd Gaming                                                 6,000                 238,800
                                                                                 1,083,181
CHEMICALS-DIVERSIFIED (1.23%)
 FMC /1/                                                    13,800                 651,222
 Georgia Gulf                                               20,600               1,053,484
 Lyondell Chemical                                           4,300                 126,506
 Octel                                                      10,100                 206,747
                                                                                 2,037,959
CHEMICALS-FIBERS (0.15%)
 Wellman                                                    23,100                 242,550
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-PLASTICS (0.46%)
                                                                              $
 PolyOne /1/                                                87,700                 758,605
CHEMICALS-SPECIALTY (2.02%)
 Crompton                                                   16,500                 192,225
 Cytec Industries                                           15,800                 805,800
 H.B. Fuller                                                16,400                 437,388
 Hercules /1/                                               39,500                 573,145
 Minerals Technologies                                       5,800                 362,384
 NewMarket /1/                                              12,000                 239,040
 OM Group /1/                                                3,600                 116,712
 Valhi                                                       9,500                 145,635
 W.R. Grace /1/                                             40,600                 459,998
                                                                                 3,332,327
CIRCUIT BOARDS (0.31%)
 Benchmark Electronics /1/                                  14,450                 461,967
 TTM Technologies /1/                                        4,700                  44,180
                                                                                   506,147
COATINGS & PAINT (0.01%)
 Kronos Worldwide                                              195                   9,165
COLLECTIBLES (0.21%)
 Department 56 /1/                                           4,500                  72,360
 RC2 /1/                                                     9,500                 275,025
                                                                                   347,385
COMMERCIAL BANKS (9.68%)
 ABC Bancorp                                                 4,200                  85,428
 AMCORE Financial                                            5,800                 176,436
 AmericanWest Bancorp. /1/                                   4,500                  85,545
 BancFirst                                                   1,200                  92,088
 Bank of the Ozarks                                          2,700                  90,963
 Banner                                                      3,100                  91,698
 Capital Corp of the West                                      800                  36,120
 Capitol Bancorp.                                            5,700                 185,193
 Cathay Bancorp                                              5,700                 207,081
 Central Pacific Financial                                   8,000                 293,600
 Chemical Financial                                         13,957                 517,786
 City Holding                                                1,400                  46,095
 Colonial BancGroup                                         23,700                 478,266
 Columbia Banking Systems                                    4,335                 102,089
 Community Bank System                                      18,100                 431,685
 Community Trust Bancorp                                     5,387                 166,140
 Corus Bankshares                                           21,300               1,069,260
 Cullen/Frost Bankers                                       11,100                 521,256
 EuroBancshares /1/                                         11,000                 204,930
 Financial Institutions                                        700                  16,233
 First Citizens BancShares                                     500                  71,000
 First Oak Brook Bancshares                                  1,200                  35,616
 First Republic Bank                                         8,800                 443,960
 Gold Banc                                                  34,600                 499,970
 Great Southern Bancorp                                      4,100                 149,609
 Greater Bay Bancorp                                        17,000                 463,590
 Hanmi Financial                                            28,600               1,016,158
 IBERIABANK                                                 13,400                 812,442
 Independent Bank                                           15,400                 455,070
 Independent Bank                                           15,730                 484,012
 Irwin Financial                                            18,800                 460,412
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                              $
 Lakeland Financial                                            500                  20,000
 MainSource Financial Group                                    926                  20,529
 MB Financial                                                3,400                 134,946
 MBT Financial                                               3,900                  83,655
 Mercantile Bank                                             4,980                 215,883
 Mid-State Bancshares                                        9,900                 279,279
 Nara Bancorp.                                                 500                   9,975
 Old Second Bancorp                                            100                   3,169
 Oriental Financial Group                                   11,570                 326,274
 Peoples Bancorp.                                              730                  19,893
 Prosperity Bancshares                                       7,200                 200,016
 Provident Bankshares                                       14,300                 472,901
 R&G Financial                                              17,600                 648,912
 Republic Bancorp.                                           1,255                  34,199
 Republic Bancorp.                                          45,642                 651,311
 Royal Bancshares of Pennsylvania                              730                  18,849
 SCBT Financial                                                940                  28,501
 Silicon Valley Bancshares /1/                               5,500                 240,020
 Simmons First National                                      5,400                 146,502
 Southside Bancshares                                        4,713                 102,461
 Southwest Bancorp.                                          1,100                  24,211
 State Financial Services                                    6,200                 184,258
 Summit Bancshares                                           9,500                 172,330
 Sun Bancorp. /1/                                            2,975                  74,672
 Taylor Capital Group                                        5,800                 189,254
 Trico Bancshares                                            4,100                  90,323
 Umpqua Holdings                                             7,100                 172,388
 United Bankshares                                          13,300                 453,530
 W Holding                                                  31,947                 416,587
 West Coast Bancorp                                         28,700                 696,836
 Western Sierra Bancorp. /1/                                 1,400                  53,186
                                                                                15,974,581
COMMERCIAL SERVICE-FINANCE (0.17%)
 Century Business Services /1/                              17,300                  75,428
 Dollar Financial /1/                                        7,200                 115,200
 NCO Group /1/                                               4,200                  95,676
                                                                                   286,304
COMMERCIAL SERVICES (0.27%)
 Arbitron /1/                                                1,000                  40,900
 Magellan Health Services /1/                                4,000                 148,560
 TeleTech Holdings /1/                                      22,700                 241,074
 Vertrue /1/                                                   600                  22,512
                                                                                   453,046
COMMUNICATIONS SOFTWARE (0.22%)
 Inter-Tel                                                  13,700                 362,913
COMPUTER SERVICES (0.72%)
 BISYS Group /1/                                            16,800                 258,216
 CACI International /1/                                      4,200                 219,030
 CIBER /1/                                                  20,600                 173,452
 Perot Systems /1/                                          24,900                 367,275
 Sykes Enterprises /1/                                      10,100                  72,316
 Tyler Technologies /1/                                     13,100                 100,215
                                                                                 1,190,504
COMPUTERS (0.30%)
 Gateway /1/                                                37,300                 176,429
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS (CONTINUED)
                                                                              $
 palmOne /1/                                                12,100                 313,088
                                                                                   489,517
COMPUTERS-INTEGRATED SYSTEMS (0.57%)
 Agilysys                                                   18,200                 306,852
 Intergraph /1/                                              3,100                  92,101
 McData /1/                                                 32,600                 136,920
 MTS Systems                                                 5,600                 199,528
 RadiSys /1/                                                 5,700                  99,465
 Silicon Graphics /1/                                       79,500                 104,940
                                                                                   939,806
COMPUTERS-MEMORY DEVICES (0.37%)
 Hutchison Technology /1/                                   10,800                 381,240
 Komag /1/                                                   4,000                  77,720
 Quantum /1/                                                37,200                 110,484
 Silicon Storage Technology /1/                              9,600                  44,064
                                                                                   613,508
COMPUTERS-PERIPHERAL EQUIPMENT (0.08%)
 Electronics for Imaging /1/                                 7,900                 134,300
CONSULTING SERVICES (0.27%)
 Charles River Associates /1/                                  700                  30,422
 Clark /1/                                                   4,700                  63,309
 Gartner /1/                                                18,200                 205,660
 Maximus /1/                                                 1,300                  39,104
 PDI /1/                                                     5,500                 109,890
                                                                                   448,385
CONSUMER PRODUCTS-MISCELLANEOUS (0.70%)
 American Greetings                                         24,300                 586,602
 CSS Industries                                              1,050                  33,799
 Playtex Products /1/                                       15,700                 127,641
 Tupperware                                                 16,900                 339,859
 Water Pik Technologies /1/                                  3,800                  72,200
                                                                                 1,160,101
CONTAINERS-METAL & GLASS (1.37%)
 Crown Holdings /1/                                         48,100                 648,869
 Greif Brothers                                              9,400                 544,636
 Silgan Holdings                                            18,000               1,075,500
                                                                                 2,269,005
COSMETICS & TOILETRIES (0.04%)
 Revlon /1/                                                 25,400                  60,960
DATA PROCESSING & MANAGEMENT (0.02%)
 infoUSA /1/                                                 3,300                  34,419
DECISION SUPPORT SOFTWARE (0.05%)
 NetIQ /1/                                                   7,200                  84,672
DIAGNOSTIC EQUIPMENT (0.08%)
 NEUROMetrix /1/                                            13,300                 133,133
DISTRIBUTION-WHOLESALE (0.94%)
 Aviall /1/                                                 22,600                 651,106
 Brightpoint /1/                                             6,100                 109,251
 Building Material Holding                                   5,400                 199,422
 United Stationers /1/                                      10,300                 447,123
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DISTRIBUTION-WHOLESALE (CONTINUED)
                                                                              $
 Watsco                                                      4,200                 145,362
                                                                                 1,552,264
DIVERSIFIED MANUFACTURING OPERATIONS (1.44%)
 A.O. Smith                                                  6,900                 187,059
 Actuant /1/                                                 6,300                 329,175
 Acuity Brands                                              14,600                 401,062
 Ameron International                                        4,100                 148,379
 Barnes Group                                               17,700                 454,005
 ESCO Technologies /1/                                       3,900                 280,059
 Griffon /1/                                                10,400                 280,072
 Jacuzzi Brands /1/                                         30,100                 304,010
                                                                                 2,383,821
DIVERSIFIED OPERATIONS (0.31%)
 Walter Industries                                          14,400                 504,288
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.08%)
 Volt Information Sciences /1/                               4,200                 134,148
E-COMMERCE-SERVICES (0.07%)
 Homestore.com /1/                                          46,200                 109,032
E-MARKETING-INFORMATION (0.07%)
 aQuantive /1/                                               9,700                  89,919
 E.piphany /1/                                               6,200                  26,598
                                                                                   116,517
ELECTRIC-INTEGRATED (3.59%)
 Avista                                                     24,200                 427,614
 Black Hills                                                 5,400                 160,866
 CH Energy Group                                             5,600                 264,880
 Cleco                                                      12,400                 244,652
 CMS Energy /1/                                             75,200                 791,856
 El Paso Electric /1/                                       28,700                 557,928
 Idacorp                                                    13,300                 402,857
 PNM Resources                                              27,200                 686,256
 Sierra Pacific Resources /1/                               96,500                 949,560
 UIL Holdings                                                5,500                 271,425
 UniSource Energy                                           38,100               1,162,050
                                                                                 5,919,944
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.57%)
 Bel Fuse                                                    5,700                 189,183
 CTS                                                        19,800                 263,538
 DSP Group /1/                                               7,200                 178,632
 Stoneridge /1/                                             15,100                 224,235
 Sypris Solutions                                            7,300                  84,461
                                                                                   940,049
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.27%)
 Actel /1/                                                   4,200                  71,022
 ESS Technology /1/                                          2,600                  15,730
 Integrated Silicon Solution /1/                             9,900                  64,548
 Lattice Semiconductor /1/                                  19,100                  85,759
 ON Semiconductor /1/                                       20,700                  75,762
 Skyworks Solutions /1/ /1/                                 17,200                 130,548
                                                                                   443,369
ELECTRONIC DESIGN AUTOMATION (0.01%)
 Magma Design Automation /1/                                   800                  10,800
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC MEASUREMENT INSTRUMENTS (0.17%)
                                                                              $
 Analogic                                                    6,600                 270,666
 Trimble Navigation /1/                                        500                  17,780
                                                                                   288,446
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.16%)
 EMCOR Group /1/                                             1,300                  55,848
 URS /1/                                                     7,600                 214,396
                                                                                   270,244
ENTERPRISE SOFTWARE & SERVICE (0.12%)
 Hyperion Solutions /1/                                        500                  24,020
 ManTech International /1/                                   5,700                 122,835
 Manugistics Group /1/                                      10,300                  22,042
 SYNNEX /1/                                                  1,300                  29,250
                                                                                   198,147
ENVIRONMENTAL CONSULTING & ENGINEERING (0.01%)
 Tetra Tech /1/                                              1,300                  19,279
ENVIRONMENTAL MONITORING & DETECTION (0.21%)
 Mine Safety Appliances                                      7,200                 352,512
FINANCE-CONSUMER LOANS (0.42%)
 World Acceptance /1/                                       23,200                 692,056
FINANCE-CREDIT CARD (0.40%)
 Advanta                                                    12,300                 279,948
 CompuCredit /1/                                             9,000                 257,940
 Metris /1/                                                 10,500                 124,950
                                                                                   662,838
FINANCE-INVESTMENT BANKER & BROKER (0.38%)
 Greenhill                                                     500                  14,830
 Investment Technology Group /1/                             9,300                 185,163
 Knight Trading Group /1/                                   21,500                 213,065
 LaBranche /1/                                               8,800                  87,824
 Piper Jaffray /1/                                           3,400                 134,572
                                                                                   635,454
FINANCE-MORTGAGE LOAN/BANKER (0.78%)
 Accredited Home Lenders Holding /1/                         7,600                 369,208
 American Home Mortgage Investment                          27,721                 926,713
                                                                                 1,295,921
FOOD-BAKING (0.10%)
 Flowers Foods                                               5,550                 169,331
FOOD-MISCELLANEOUS/DIVERSIFIED (0.66%)
 Chiquita Brands International                              20,000                 459,000
 Corn Products International                                12,400                 364,064
 J & J Snack Foods                                             700                  33,775
 Ralcorp Holdings /1/                                        4,900                 215,600
 Sensient Technologies                                         600                  13,650
                                                                                 1,086,089
FOOD-RETAIL (0.16%)
 Great Atlantic & Pacific Tea /1/                            8,100                  73,386
 Pathmark Stores /1/                                        11,200                  53,088
 Winn-Dixie Stores                                          37,300                 134,653
                                                                                   261,127
FOOD-WHOLESALE & DISTRIBUTION (0.09%)
 Nash Finch                                                  3,600                 150,102
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
FUNERAL SERVICE & RELATED ITEMS (0.46%)
                                                                              $
 Alderwoods Group /1/                                       10,500                 126,368
 Stewart Enterprises /1/                                    98,400                 631,728
                                                                                   758,096
GARDEN PRODUCTS (0.52%)
 Toro                                                       10,300                 857,475
GAS-DISTRIBUTION (3.73%)
 Atmos Energy                                                5,800                 160,660
 Energen                                                    15,700                 920,648
 New Jersey Resources                                       24,700               1,083,095
 Northwest Natural                                           3,000                 101,850
 South Jersey Industries                                    14,000                 746,200
 Southern Union /1/                                         35,625                 830,775
 Southwest Gas                                              28,000                 710,360
 Southwestern Energy /1/                                    31,200               1,600,560
                                                                                 6,154,148
GOLF (0.25%)
 Callaway Golf                                              31,200                 415,272
HOME FURNISHINGS (0.15%)
 Furniture Brands International                              4,200                  99,540
 Kimball International                                      10,400                 150,696
                                                                                   250,236
HOSPITAL BEDS & EQUIPMENT (0.01%)
 Invacare                                                      500                  23,270
HOTELS & MOTELS (0.18%)
 LaSalle Hotel Properties                                    9,600                 291,264
HUMAN RESOURCES (0.15%)
 Spherion /1/                                               31,200                 243,360
IDENTIFICATION SYSTEM-DEVELOPMENT (0.22%)
 Checkpoint Systems /1/                                      9,700                 150,932
 Paxar /1/                                                   9,000                 214,650
                                                                                   365,582
INDUSTRIAL AUTOMATION & ROBOTS (0.09%)
 UNOVA /1/                                                   6,325                 145,855
INSTRUMENTS-CONTROLS (0.19%)
 Watts Industries                                            9,800                 314,090
INTERNET CONNECTIVE SERVICES (0.04%)
 Redback Networks /1/                                        9,600                  65,472
INTERNET CONTENT-INFORMATION & NEWS (0.11%)
 Harris Interactive /1/                                      6,000                  44,760
 ProQuest /1/                                                4,200                 132,384
                                                                                   177,144
INTERNET FINANCIAL SERVICES (0.01%)
 eSpeed /1/                                                    900                   9,693
INTERNET INCUBATORS (0.02%)
 Safeguard Scientifics /1/                                  15,600                  26,832
INTERNET INFRASTRUCTURE SOFTWARE (0.01%)
 AsiaInfo Holdings /1/                                       4,100                  20,828
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
INTERNET SECURITY (0.01%)
                                                                              $
 Internet Security Systems /1/                                 700                  15,645
INVESTMENT COMPANIES (0.31%)
 Technology Investment Capital                              35,234                 517,940
LASERS-SYSTEMS & COMPONENTS (0.06%)
 Electro Scientific Industries /1/                           5,600                  98,952
LEISURE & RECREATION PRODUCTS (0.09%)
 K2 /1/                                                     11,100                 156,066
LIFE & HEALTH INSURANCE (1.43%)
 AmerUs Group                                               16,100                 717,577
 Delphi Financial Group                                     23,650               1,062,831
 Phoenix                                                     7,100                  92,797
 UICI                                                       11,100                 343,212
 Universal American Financial /1/                            9,900                 150,876
                                                                                 2,367,293
LINEN SUPPLY & RELATED ITEMS (0.55%)
 Angelica                                                   23,700                 678,768
 UniFirst                                                    5,700                 222,243
                                                                                   901,011
MACHINERY TOOLS & RELATED PRODUCTS (0.27%)
 Kennametal                                                  4,800                 234,912
 Regal Beloit                                                7,100                 213,994
                                                                                   448,906
MACHINERY-CONSTRUCTION & MINING (1.09%)
 Astec Industries /1/                                        3,600                  62,208
 JLG Industries                                             42,100                 741,381
 Joy Global                                                 25,100                 701,043
 Terex /1/                                                   6,900                 297,045
                                                                                 1,801,677
MACHINERY-GENERAL INDUSTRY (1.12%)
 Applied Industrial Technologies                            54,150               1,567,101
 Gardner Denver /1/                                            500                  18,930
 Kadant /1/                                                    500                   9,650
 Sauer-Danfoss                                              11,200                 219,296
 Tecumseh Products                                             700                  28,441
                                                                                 1,843,418
MACHINERY-MATERIAL HANDLING (0.30%)
 Cascade                                                     6,400                 234,240
 Nacco Industries                                            2,600                 259,870
                                                                                   494,110
MACHINERY-PUMPS (0.09%)
 Flowserve /1/                                               6,000                 149,700
MEDICAL IMAGING SYSTEMS (0.08%)
 CTI Molecular Imaging /1/                                   6,300                  92,799
 Palatin Technologies /1/                                   16,400                  37,720
                                                                                   130,519
MEDICAL INFORMATION SYSTEM (0.24%)
 Computer Programs & Systems                                 7,400                 156,584
 Per-Se Technologies /1/                                    16,900                 246,740
                                                                                   403,324
MEDICAL INSTRUMENTS (0.40%)
 Conmed /1/                                                 15,600                 453,180
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (CONTINUED)
                                                                              $
 Kyphon /1/                                                  7,100                 195,037
 SurModics /1/                                                 200                   5,874
                                                                                   654,091
MEDICAL PRODUCTS (0.13%)
 PSS World Medical /1/                                      16,800                 210,840
MEDICAL STERILIZATION PRODUCT (0.10%)
 Steris /1/                                                  6,700                 158,924
MEDICAL-BIOMEDICAL/GENE (0.69%)
 Alexion Pharmaceuticals /1/                                 8,000                 197,920
 Bio-Rad Laboratories /1/                                    4,400                 258,676
 Celera Genomics Group /1/                                   6,200                  82,274
 Cell Genesys /1/                                            4,500                  31,500
 Cytokinetics /1/                                           12,800                 125,696
 Genelabs Technologies /1/                                  60,145                  54,130
 Human Genome Sciences /1/                                  15,800                 188,810
 Telik /1/                                                  10,491                 199,539
                                                                                 1,138,545
MEDICAL-DRUGS (0.26%)
 Adolor /1/                                                 11,723                 103,514
 Auxilium Pharmaceuticals /1/                               10,500                  73,710
 Rigel Pharmaceuticals /1/                                   1,400                  26,866
 Valeant Pharmaceuticals International                       9,300                 232,221
                                                                                   436,311
MEDICAL-GENERIC DRUGS (0.04%)
 Alpharma                                                    4,700                  70,735
MEDICAL-HMO (0.11%)
 Coventry Health Care /1/                                    2,597                 147,766
 Sierra Health Services /1/                                    700                  38,451
                                                                                   186,217
MEDICAL-HOSPITALS (0.08%)
 Province Healthcare /1/                                     5,500                 124,520
MEDICAL-NURSING HOMES (0.39%)
 Kindred Healthcare /1/                                     23,500                 643,665
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.18%)
 Gentiva Health Services /1/                                14,100                 224,190
 Res-Care /1/                                                4,300                  68,413
                                                                                   292,603
METAL PROCESSORS & FABRICATION (1.06%)
 CIRCOR International                                        6,900                 157,665
 Commercial Metals                                          18,400                 531,760
 NN                                                         16,800                 205,296
 Quanex                                                     16,350                 861,972
                                                                                 1,756,693
METAL PRODUCTS-FASTENERS (0.05%)
 Penn Engineering & Manufacturing                            4,200                  76,650
MISCELLANEOUS INVESTING (11.69%)
 Affordable Residential Communities                         20,600                 262,032
 Alexandria Real Estate Equities                             5,500                 366,080
 American Financial Realty Trust                            63,800                 960,190
 Anthracite Capital                                         63,200                 757,768
 Bedford Property Investors                                 14,000                 351,540
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                              $
 Capital Automotive                                         21,300                 695,871
 Capital Trust                                               5,500                 176,660
 CarrAmerica Realty                                         59,800               1,814,930
 Crescent Real Estate Equity                                 8,000                 132,560
 Equity Inns                                                45,900                 500,310
 FelCor Lodging Trust /1/                                   14,400                 201,024
 Gables Residential Trust                                   27,200                 910,112
 Government Properties Trust                                18,500                 172,605
 Highwoods Properties                                       20,200                 494,900
 IMPAC Mortgage Holdings                                    24,700                 564,148
 Innkeepers USA Trust                                       51,800                 699,300
 La Quinta /1/                                               8,000                  69,520
 Lexington Corporate Properties Trust                       50,100               1,072,140
 LTC Properties                                             26,300                 512,324
 Meristar Hospitality /1/                                   81,400                 628,408
 MFA Mortgage Investments                                   19,826                 165,745
 Mid-America Apartment Communities                          33,700               1,274,534
 National Health Investors                                  30,600                 782,748
 New Century Financial                                       5,550                 332,390
 NovaStar Financial                                          7,600                 350,132
 Parkway Properties                                          7,200                 334,800
 Pennsylvania Real Estate Invest Trust                      20,900                 836,418
 Prentiss Properties Trust                                  22,300                 799,009
 RAIT Investment Trust                                      27,700                 718,815
 Saul Centers                                               15,100                 504,340
 Senior Housing Properties Trust                            31,400                 519,670
 Sun Communities                                            13,300                 493,430
 Taubman Centers                                             9,500                 256,595
 Urstadt Biddle Properties                                   4,000                  64,160
 Ventas                                                     20,300                 519,680
                                                                                19,294,888
MULTI-LINE INSURANCE (0.03%)
 United Fire & Casualty                                      1,300                  44,148
MUSIC (0.13%)
 Steinway Musical Instruments /1/                            7,700                 216,678
NETWORKING PRODUCTS (0.70%)
 Adaptec /1/                                                39,400                 236,400
 Anixter International                                       9,500                 317,585
 Black Box                                                   7,100                 330,363
 Hypercom /1/                                                5,900                  32,509
 SafeNet /1/                                                 6,852                 232,557
                                                                                 1,149,414
NON-HOTEL GAMBLING (0.23%)
 Argosy Gaming /1/                                           5,600                 258,664
 Isle of Capri Casinos /1/                                   5,100                 129,642
                                                                                   388,306
OFFICE AUTOMATION & EQUIPMENT (0.23%)
 Global Imaging Systems /1/                                    500                  17,895
 Imagistics International /1/                               10,800                 369,900
                                                                                   387,795
OFFICE SUPPLIES & FORMS (0.25%)
 John H. Harland                                            11,400                 414,960
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
OIL & GAS DRILLING (0.21%)
                                                                              $
 TODCO /1/                                                  16,700                 342,684
OIL COMPANY-EXPLORATION & PRODUCTION (2.21%)
 Cimarex Energy /1/                                          6,600                 239,250
 Comstock Resources /1/                                     13,100                 307,326
 Denbury Resources /1/                                      21,300                 621,960
 Energy Partners /1/                                         7,400                 162,430
 Houston Exploration /1/                                     7,300                 395,733
 Magnum Hunter Resources /1/                                39,500                 588,945
 Stone Energy /1/                                            9,500                 406,600
 Swift Energy /1/                                           11,100                 335,997
 Vintage Petroleum                                          24,100                 583,461
                                                                                 3,641,702
OIL FIELD MACHINERY & EQUIPMENT (0.27%)
 Lone Star Technologies /1/                                  5,700                 232,503
 Universal Compression Holdings /1/                          5,600                 217,952
                                                                                   450,455
OIL REFINING & MARKETING (0.51%)
 Tesoro Petroleum /1/                                       26,400                 840,576
OIL-FIELD SERVICES (0.65%)
 Cal Dive International /1/                                  2,500                 109,250
 Hanover Compressor /1/                                      7,100                 100,678
 Oceaneering International /1/                               5,600                 213,416
 Oil States International /1/                               17,000                 323,850
 RPC                                                        12,600                 324,954
                                                                                 1,072,148
OPTICAL SUPPLIES (0.28%)
 Sola International /1/                                     16,900                 466,609
PAPER & RELATED PRODUCTS (0.67%)
 Chesapeake                                                  7,200                 174,744
 Rock-Tenn                                                   6,600                  91,542
 Schweitzer-Mauduit International                           16,100                 539,994
 Wausau-Mosinee Paper                                       20,700                 306,774
                                                                                 1,113,054
PHARMACEUTICALS (0.16%)
 Cubist Pharmaceuticals /1/                                 23,200                 264,944
PHYSICIAN PRACTICE MANAGEMENT (0.42%)
 Pediatrix Medical Group /1/                                10,300                 687,937
POULTRY (0.12%)
 Sanderson Farms                                             4,400                 192,324
PRINTING-COMMERCIAL (0.21%)
 Banta                                                         700                  30,317
 Bowne                                                      19,700                 292,545
 Consolidated Graphics /1/                                     700                  29,540
                                                                                   352,402
PRIVATE CORRECTIONS (0.19%)
 GEO Group /1/                                              10,300                 308,485
PROPERTY & CASUALTY INSURANCE (3.03%)
 Argonaut Group /1/                                         16,800                 359,856
 Baldwin & Lyons                                               625                  16,550
 Direct General                                              6,500                 121,875
 Infinity Property & Casualty                                8,000                 262,000
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
                                                                              $
 LandAmerica Financial Group                                10,900                 560,696
 Midland                                                     5,800                 193,952
 Navigators Group /1/                                          800                  23,896
 NYMAGIC                                                     3,700                  85,840
 PMA Capital /1/                                            60,600                 613,878
 ProAssurance /1/                                              800                  30,600
 RLI                                                         4,100                 178,186
 Safety Insurance Group                                     10,900                 363,188
 Selective Insurance Group                                  10,900                 470,553
 State Auto Financial                                        4,800                 127,104
 Stewart Information Services                               19,200                 773,952
 Zenith National Insurance                                  17,400                 822,498
                                                                                 5,004,624
PUBLISHING-NEWSPAPERS (0.09%)
 Journal Register /1/                                        5,600                 101,528
 Pulitzer                                                      700                  44,422
                                                                                   145,950
REAL ESTATE MANAGEMENT & SERVICES (0.17%)
 Jones Lang LaSalle /1/                                      7,800                 278,850
RENTAL-AUTO & EQUIPMENT (0.55%)
 Aaron Rents                                                14,600                 310,104
 Dollar Thrifty Automotive Group /1/                        13,300                 415,093
 Rent-Way /1/                                               20,800                 176,800
                                                                                   901,997
RESEARCH & DEVELOPMENT (0.00%)
 PAREXEL International /1/                                     100                   2,372
RESORTS & THEME PARKS (0.04%)
 Six Flags /1/                                              17,500                  74,900
RETAIL-APPAREL & SHOE (1.70%)
 Aeropostale /1/                                            11,100                 308,469
 Brown Shoe                                                  7,300                 211,408
 Charming Shoppes /1/                                       70,300                 583,490
 Dress Barn /1/                                             10,000                 191,400
 Genesco /1/                                                 7,100                 205,474
 Goody's Family Clothing                                     4,900                  45,619
 Kenneth Cole Productions                                    6,700                 178,823
 Men's Wearhouse /1/                                         7,700                 256,179
 Payless ShoeSource /1/                                     17,700                 209,037
 Stage Stores /1/                                            7,100                 280,663
 Too /1/                                                    12,400                 336,784
                                                                                 2,807,346
RETAIL-AUTO PARTS (0.29%)
 CSK Auto /1/                                               12,200                 192,394
 PEP Boys-Manny, Moe & Jack                                 16,200                 278,964
                                                                                   471,358
RETAIL-AUTOMOBILE (0.59%)
 Asbury Automotive Group /1/                                25,000                 422,000
 Lithia Motors                                              12,900                 350,622
 Sonic Automotive                                            3,600                  84,096
 United Auto Group                                           4,100                 115,907
                                                                                   972,625
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
RETAIL-BEDDING (0.01%)
                                                                              $
 Linens 'N Things /1/                                          500                  12,950
RETAIL-COMPUTER EQUIPMENT (0.21%)
 GameStop /1/                                                4,600                  87,814
 Insight Enterprises /1/                                     6,900                 133,515
 PC Connection /1/                                           2,400                  19,440
 Systemax /1/                                               14,900                 101,171
                                                                                   341,940
RETAIL-CONVENIENCE STORE (0.07%)
 Casey's General Stores                                      6,600                 116,292
RETAIL-DISCOUNT (0.27%)
 ShopKo Stores /1/                                          24,500                 441,735
RETAIL-FABRIC STORE (0.14%)
 Jo-Ann Stores /1/                                           8,335                 228,462
RETAIL-HYPERMARKETS (0.09%)
 Smart & Final /1/                                           9,800                 141,610
RETAIL-JEWELRY (0.18%)
 Movado Group                                                6,700                 122,141
 Zale /1/                                                    6,500                 172,640
                                                                                   294,781
RETAIL-MAIL ORDER (0.05%)
 J. Jill Group /1/                                           5,700                  82,422
RETAIL-PAWN SHOPS (0.59%)
 Cash America International                                 33,800                 966,680
RETAIL-PETROLEUM PRODUCTS (0.02%)
 World Fuel Services                                           700                  35,476
RETAIL-RESTAURANTS (0.88%)
 Jack in the Box /1/                                        13,400                 463,372
 Landry's Seafood Restaurants                               26,600                 750,120
 Papa John's International /1/                               5,500                 176,935
 Ryan's Restaurant Group /1/                                 4,200                  57,708
                                                                                 1,448,135
RETAIL-SPORTING GOODS (0.01%)
 Sports Authority /1/                                          977                  24,786
RETAIL-VIDEO RENTAL (0.17%)
 Hollywood Entertainment /1/                                18,100                 255,391
 Movie Gallery                                               1,100                  23,045
                                                                                   278,436
RUBBER-TIRES (0.55%)
 Cooper Tire & Rubber                                        4,400                  95,084
 Goodyear Tire & Rubber /1/                                 52,700                 813,688
                                                                                   908,772
SAVINGS & LOANS-THRIFTS (2.85%)
 BankAtlantic Bancorp                                       25,600                 492,032
 Commercial Capital Bancorp.                                 3,826                  76,099
 Commercial Federal                                          5,800                 162,864
 Dime Community Bancshares                                  11,250                 185,063
 First Financial Holdings                                    3,500                 102,340
 First Niagara Financial Group                              47,330                 646,054
 FirstFed Financial /1/                                      4,700                 250,040
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (CONTINUED)
                                                                              $
 Flagstar Bancorp.                                          13,200                 277,464
 ITLA Capital /1/                                              700                  38,878
 MAF Bancorp                                                11,049                 487,924
 Ocwen Financial /1/                                        15,400                 132,440
 Partners Trust Financial Group                              9,000                  98,280
 Sterling Financial                                          9,650                 267,787
 Sterling Financial /1/                                     24,762                 928,575
 TierOne                                                     9,900                 250,965
 WSFS Financial                                              5,500                 314,435
                                                                                 4,711,240
SEISMIC DATA COLLECTION (0.22%)
 Veritas DGC /1/                                            14,600                 364,854
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.11%)
 Exar /1/                                                    4,500                  64,665
 Standard Microsystems /1/                                   4,600                  72,910
 Vitesse Semiconductor /1/                                  15,700                  45,530
                                                                                   183,105
SEMICONDUCTOR EQUIPMENT (0.32%)
 Axcelis Technologies /1/                                   25,200                 188,244
 Cohu                                                        5,700                  96,159
 Credence Systems /1/                                        2,600                  20,800
 Dupont Photomasks /1/                                         700                  18,599
 MKS Instruments /1/                                         3,900                  61,035
 Photronics /1/                                             10,100                 151,500
                                                                                   536,337
STEEL PIPE & TUBE (0.39%)
 NS Group /1/                                                7,400                 223,628
 Valmont Industries                                         17,400                 421,602
                                                                                   645,230
STEEL PRODUCERS (1.62%)
 AK Steel Holding /1/                                       34,500                 500,595
 Reliance Steel & Aluminum                                  18,200                 698,334
 Ryerson Tull                                               16,500                 218,955
 Schnitzer Steel Industries                                  4,600                 158,470
 Steel Dynamics                                             29,100               1,099,980
                                                                                 2,676,334
TELECOMMUNICATION EQUIPMENT (0.11%)
 Arris Group /1/                                            10,200                  63,138
 Ditech Communications /1/                                   8,100                 107,730
 North Pittsburgh Systems                                      700                  16,828
                                                                                   187,696
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.19%)
 Broadwing /1/                                              12,500                  68,750
 C-COR.net /1/                                              10,300                  82,091
 MRV Communications /1/                                     26,100                  94,482
 Sycamore Networks /1/                                      18,100                  62,626
                                                                                   307,949
TELECOMMUNICATION SERVICES (0.76%)
 Commonwealth Telephone Enterprises /1/                      4,200                 200,928
 ITC DeltaCom /1/                                           32,200                  35,098
 MasTec /1/                                                 23,600                 209,804
 Premiere Global Services /1/                               75,700                 744,131
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
TELECOMMUNICATION SERVICES (CONTINUED)
                                                                              $
 Time Warner Telecom /1/                                    18,500                  64,565
                                                                                 1,254,526
TELEPHONE-INTEGRATED (0.58%)
 Cincinnati Bell /1/                                        98,600                 419,050
 CT Communications                                          24,700                 283,803
 General Communication /1/                                  12,900                 128,742
 Primus Telecommunications Group /1/                        23,000                  52,900
 Talk America Holdings /1/                                  11,000                  71,940
                                                                                   956,435
TELEVISION (0.03%)
 Sinclair Broadcast Group                                    7,100                  58,433
THERAPEUTICS (0.74%)
 AtheroGenics /1/                                           13,826                 256,472
 AVANIR Pharmaceuticals /1/                                112,500                 382,500
 Cypress Bioscience /1/                                     24,500                 334,548
 United Therapeutics /1/                                     5,800                 247,486
                                                                                 1,221,006
TOBACCO (0.76%)
 DIMON                                                      13,200                  86,988
 Universal                                                  24,800               1,172,048
                                                                                 1,259,036
TOYS (0.06%)
 Jakks Pacific /1/                                           4,300                  93,826
TRANSPORT-EQUIPMENT & LEASING (0.61%)
 AMERCO /1/                                                  3,700                 168,239
 Gatx                                                       16,800                 500,304
 Greenbrier                                                  4,700                 131,036
 Interpool                                                   8,500                 204,000
                                                                                 1,003,579
TRANSPORT-MARINE (0.34%)
 Overseas Shipholding Group                                 10,000                 558,100
TRANSPORT-RAIL (0.44%)
 Genesee & Wyoming /1/                                      16,500                 416,790
 RailAmerica /1/                                            23,400                 303,498
                                                                                   720,288
TRANSPORT-SERVICES (0.14%)
 Offshore Logistics /1/                                      7,200                 229,752
TRANSPORT-TRUCK (0.98%)
 Arkansas Best                                               3,700                 148,629
 Covenant Transport /1/                                      6,100                 126,544
 Overnite                                                   10,000                 308,800
 SCS Transportation /1/                                     16,200                 379,404
 Swift Transportation /1/                                    4,600                 102,580
 U.S. Xpress Enterprises /1/                                 9,000                 269,370
 USF                                                           700                  23,072
 Werner Enterprises                                         11,825                 252,109
                                                                                 1,610,508
TRAVEL SERVICES (0.09%)
 Navigant International /1/                                 11,100                 143,967
WATER (0.15%)
 American States Water                                       4,200                 108,990
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
WATER (CONTINUED)
                                                                              $
 California Water Service Group                              4,200                 136,332
                                                                                   245,322
WEB PORTALS (0.30%)
 Earthlink /1/                                              38,200                 383,146
 United Online /1/                                          10,000                 107,800
                                                                                   490,946
WIRE & CABLE PRODUCTS (0.16%)
 Encore Wire /1/                                            11,350                 141,875
 General Cable /1/                                          10,000                 120,700
                                                                                   262,575
WIRELESS EQUIPMENT (0.02%)
 REMEC /1/                                                   5,800                  41,180
                                              TOTAL COMMON STOCKS              159,569,080

                                                Principal

                                                Amount                           Value

-------------------------------------------------------------------------------------------------
TREASURY BONDS (0.21%)
 U.S. Treasury /2/
                                                           $                  $
  1.88%; 11/30/05                                          345,000                 342,143
                                             TOTAL TREASURY BONDS                  342,143
                                                                              ------------

                             TOTAL PORTFOLIO INVESTMENTS (96.86%)              159,911,223
CASH AND RECEIVABLES, NET OF LIABILITIES (3.14%)                                 5,180,428
                                       TOTAL NET ASSETS (100.00%)             $165,091,651
                                                                              --------------

                                                           Unrealized
    Contract                    Opening       Current     Gain (Loss)
      Type        Commitment  Market Value  Market Value
----------------------------------------------------------------------
FUTURES CONTRACTS
17 Russell 2000,    Buy        $5,267,281    $5,315,475     $48,194
March, 2005
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $342,143 or 0.21% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 28,835,868
Unrealized Depreciation                        (4,956,630)
                                             ------------
Net Unrealized Appreciation (Depreciation)     23,879,238
Cost for federal income tax purposes         $136,031,985

                            SCHEDULE OF INVESTMENTS
                        PARTNERS SMALLCAP VALUE FUND II

                          JANUARY 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (99.52%)
ADVERTISING SERVICES (0.00%)
                                                                        $
 EMAK Worldwide /1/                                      100                  1,001
AEROSPACE & DEFENSE (0.43%)
 Esterline Technologies /1/                            3,400                102,034
 Herley Industries /1/                                   700                 13,804
                                                                            115,838
AEROSPACE & DEFENSE EQUIPMENT (1.37%)
 AAR /1/                                               2,400                 27,960
 Curtiss-Wright                                        2,200                112,618
 Ducommun /1/                                          2,100                 44,121
 Fairchild /1/                                         4,700                 17,014
 HEICO                                                 1,100                 23,947
 Kaman                                                 4,800                 56,880
 SIFCO Industries /1/                                    700                  3,395
 Triumph Group /1/                                     2,300                 81,535
                                                                            367,470
AGRICULTURAL OPERATIONS (0.09%)
 Andersons                                               900                 22,815
 Griffin Land & Nurseries /1/                            102                  2,521
                                                                             25,336
AIRLINES (1.30%)
 Alaska Air Group /1/                                  1,500                 44,685
 America West Holdings /1/                             1,800                  9,018
 Continental Airlines /1/                             13,900                144,838
 Frontier Airlines /1/                                 7,500                 63,600
 MAIR Holdings /1/                                     4,300                 39,517
 Mesa Air Group /1/                                    1,200                  8,844
 Midwest Express Holdings /1/                          2,500                  6,975
 Skywest                                               1,700                 29,274
                                                                            346,751
ALTERNATIVE WASTE TECHNOLOGIES (0.20%)
 Calgon Carbon                                         5,900                 54,280
APPAREL MANUFACTURERS (1.71%)
 Ashworth /1/                                          2,800                 31,556
 Cutter & Buck                                         2,200                 32,122
 G-III Apparel Group /1/                               1,500                 12,088
 Haggar                                                1,400                 30,786
 Hampshire Group /1/                                     344                 12,377
 Kellwood                                              1,100                 31,834
 Phillips-Van Heusen                                   6,500                176,865
 Russell                                               4,900                 88,200
 Superior Uniform Group                                1,600                 23,520
 Tandy Brands Accessories                              1,300                 18,902
                                                                            458,250
APPLIANCES (0.10%)
 Applica /1/                                           5,000                 27,000
 Salton /1/                                              100                    458
                                                                             27,458
APPLICATIONS SOFTWARE (0.07%)
 Pinnacle Systems /1/                                  1,000                  4,280
 ScanSoft /1/                                          3,200                 13,472
                                                                             17,752
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUDIO & VIDEO PRODUCTS (0.03%)
                                                                        $
 Cobra Electronics /1/                                 1,000                  7,370
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.02%)
 Collins Industries                                    1,300                  6,305
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.41%)
 Collins & Aikman /1/                                 13,300                 46,018
 Dura Automotive Systems /1/                           2,800                 25,816
 Superior Industries International                       800                 20,136
 Tower Automotive /1/                                  9,100                  7,371
 Visteon                                               1,300                  9,646
                                                                            108,987
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.25%)
 Aftermarket Technology /1/                              900                 13,194
 Standard Motor Products                               4,100                 52,275
                                                                             65,469
BATTERIES & BATTERY SYSTEMS (0.07%)
 Wilson Greatbatch Technologies /1/                    1,100                 19,580
BEVERAGES-WINE & SPIRITS (0.05%)
 Todhunter International /1/                           1,100                 14,465
BROADCASTING SERVICES & PROGRAMMING (0.42%)
 4 Kids Entertainment /1/                                500                  9,215
 Gray Television                                       6,700                 96,882
 Medialink Worldwide /1/                               1,300                  5,460
                                                                            111,557
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.33%)
 International Aluminum                                  900                 29,052
 NCI Building Systems /1/                              1,300                 49,335
 Patrick Industries /1/                                1,000                 10,050
                                                                             88,437
BUILDING PRODUCTS-AIR & HEATING (0.37%)
 Comfort Systems /1/                                   6,100                 41,541
 Mestek /1/                                              600                 13,458
 York International                                    1,200                 43,584
                                                                             98,583
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.17%)
 Texas Industries                                      4,200                266,868
 U.S. Concrete /1/                                     5,600                 44,520
                                                                            311,388
BUILDING PRODUCTS-LIGHT FIXTURES (0.04%)
 Catalina Lighting /1/                                   600                  5,088
 LSI Industries                                          600                  6,852
                                                                             11,940
BUILDING-HEAVY CONSTRUCTION (0.12%)
 Washington Group International /1/                      800                 31,504
BUILDING-MAINTENANCE & SERVICE (0.11%)
 Integrated Electrical Services /1/                    7,500                 29,850
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.52%)
 Cavco Industries /1/                                    700                 33,348
 Coachmen Industries                                   3,300                 49,401
 Modtech Holdings /1/                                  2,500                 21,700
 National RV Holdings /1/                              2,100                 22,407
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (CONTINUED)
                                                                        $
 Palm Harbor Homes /1/                                   876                 12,763
                                                                            139,619
BUILDING-RESIDENTIAL & COMMERCIAL (0.50%)
 Amrep                                                 1,400                 32,746
 Dominion Homes /1/                                    1,700                 37,570
 M/I Schottenstein Homes                                 400                 22,720
 WCI Communities /1/                                   1,300                 41,418
                                                                            134,454
BUSINESS TO BUSINESS-E COMMERCE (0.32%)
 Agile Software /1/                                    2,600                 19,006
 Ariba /1/                                             3,300                 45,804
 ePlus /1/                                             1,500                 19,905
                                                                             84,715
CABLE TV (0.40%)
 Insight Communications /1/                           10,500                106,155
CAPACITORS (0.50%)
 American Technical Ceramics /1/                       1,700                 15,300
 Kemet /1/                                            13,900                117,455
                                                                            132,755
CELLULAR TELECOMMUNICATIONS (0.21%)
 Boston Communications Group /1/                         900                  6,957
 Price Communications /1/                              2,800                 48,636
                                                                             55,593
CHEMICALS-FIBERS (0.01%)
 Wellman                                                 300                  3,150
CHEMICALS-OTHER (0.02%)
 CPAC                                                  1,000                  5,260
CHEMICALS-PLASTICS (0.54%)
 A. Schulman                                           6,000                106,140
 Spartech                                              1,600                 37,152
                                                                            143,292
CHEMICALS-SPECIALTY (2.05%)
 American Pacific /1/                                  1,500                 10,907
 Great Lakes Chemical                                  2,000                 52,900
 H.B. Fuller                                           1,400                 37,338
 Minerals Technologies                                 4,000                249,920
 NewMarket /1/                                           700                 13,944
 OM Group /1/                                          1,100                 35,662
 Penford                                               1,800                 26,172
 Stepan                                                1,500                 34,860
 Terra Industries /1/                                 10,625                 85,531
                                                                            547,234
CIRCUIT BOARDS (0.10%)
 Merix /1/                                               600                  5,532
 Park Electrochemical                                  1,000                 19,550
 SBS Technologies /1/                                    200                  2,606
                                                                             27,688
COLLECTIBLES (0.24%)
 Action Performance                                      900                  9,450
 Boyds Collection /1/                                  9,700                 47,918
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COLLECTIBLES (CONTINUED)
                                                                        $
 Department 56 /1/                                       400                  6,432
                                                                             63,800
COMMERCIAL BANKS (2.55%)
 1st Source                                            1,700                 40,749
 AmeriServ Financial /1/                               2,900                 15,167
 Banc /1/                                              3,500                 32,550
 Banner                                                  500                 14,790
 Community Bank System                                 3,100                 73,935
 Community West Bancshares                               800                  8,888
 First Indiana                                         3,200                 75,232
 First Merchants                                         600                 15,546
 FNB Financial Services                                1,200                 25,800
 Irwin Financial                                       1,100                 26,939
 Republic First Bancorp. /1/                           1,540                 25,441
 Sun Bancorp. /1/                                        300                  7,530
 Susquehanna Bancshares                                1,400                 34,566
 UMB Financial                                         4,300                235,812
 Umpqua Holdings                                       1,350                 32,778
 WesBanco                                                600                 16,896
                                                                            682,619
COMMERCIAL SERVICE-FINANCE (0.51%)
 Century Business Services /1/                         3,900                 17,004
 NCO Group /1/                                         5,178                117,955
                                                                            134,959
COMMERCIAL SERVICES (1.29%)
 Central Parking                                       6,400                 91,392
 Insurance Auto Auctions /1/                           2,400                 52,872
 Kendle International /1/                              1,900                 14,611
 Mac-Gray /1/                                          2,200                 17,116
 Mercury Air Group                                       600                  2,160
 Perceptron /1/                                        1,400                  9,590
 Plexus /1/                                            1,300                 14,976
 Quanta Services /1/                                  11,200                 83,776
 Sourcecorp /1/                                        3,200                 57,600
                                                                            344,093
COMMUNICATIONS SOFTWARE (0.03%)
 Captaris /1/                                          1,600                  7,856
COMPUTER AIDED DESIGN (0.20%)
 MSC.Software /1/                                      5,100                 52,581
COMPUTER SERVICES (0.40%)
 Analysts International /1/                            4,100                 15,047
 CIBER /1/                                             3,000                 25,260
 Pomeroy Computer Resources /1/                        2,100                 30,219
 Sykes Enterprises /1/                                 1,200                  8,592
 Tier Technologies /1/                                   600                  4,986
 Tripos /1/                                            1,800                  7,470
 Xanser /1/                                            4,800                 14,304
                                                                            105,878
COMPUTER SOFTWARE (0.01%)
 Phoenix Technologies /1/                                200                  1,618
COMPUTERS (0.02%)
 Neoware Systems /1/                                     600                  5,358
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (0.58%)
                                                                        $
 Agilysys                                              5,600                 94,416
 Echelon /1/                                           2,100                 14,994
 Manchester Technologies /1/                           1,700                 14,909
 McData /1/                                            4,100                 17,220
 NetScout Systems /1/                                  1,200                  7,584
 NYFIX /1/                                             1,300                  6,461
                                                                            155,584
COMPUTERS-MEMORY DEVICES (0.58%)
 Ciprico /1/                                           1,000                  3,820
 Datalink /1/                                          1,600                  4,880
 Iomega /1/                                            8,500                 44,540
 Maxtor /1/                                           12,500                 59,125
 Quantum /1/                                          12,700                 37,719
 SimpleTech /1/                                        1,400                  5,572
                                                                            155,656
COMPUTERS-PERIPHERAL EQUIPMENT (0.43%)
 Electronics for Imaging /1/                           2,700                 45,900
 Franklin Electronic Publishers /1/                    1,100                  4,455
 InFocus /1/                                           6,000                 44,100
 Printronix /1/                                        1,200                 20,400
                                                                            114,855
COMPUTERS-VOICE RECOGNITION (0.02%)
 Cognitronics /1/                                      1,100                  4,565
CONSULTING SERVICES (0.53%)
 Clark /1/                                             3,900                 52,533
 First Consulting Group /1/                            1,200                  6,804
 Franklin Covey /1/                                    3,100                  7,502
 FTI Consulting /1/                                    1,700                 32,980
 Management Network Group /1/                          6,900                 15,801
 Maximus /1/                                             900                 27,072
                                                                            142,692
CONSUMER PRODUCTS-MISCELLANEOUS (0.33%)
 Central Garden & Pet /1/                                200                  8,196
 CSS Industries                                        2,500                 80,475
                                                                             88,671
CONTAINERS-PAPER & PLASTIC (0.12%)
 AEP Industries /1/                                       77                  1,451
 Longview Fibre /1/                                    2,000                 31,060
                                                                             32,511
CRYSTAL & GIFTWARE (0.08%)
 Enesco Group /1/                                      3,000                 22,440
DATA PROCESSING & MANAGEMENT (0.05%)
 Pegasystems /1/                                       1,800                 12,186
DECISION SUPPORT SOFTWARE (0.48%)
 NetIQ /1/                                            11,000                129,360
DIAGNOSTIC KITS (0.03%)
 Quidel /1/                                            1,600                  7,296
DIRECT MARKETING (0.09%)
 SITEL /1/                                            10,000                 24,200
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DISPOSABLE MEDICAL PRODUCTS (0.03%)
                                                                        $
 Microtek Medical Holdings /1/                         2,200                  8,778
DISTRIBUTION-WHOLESALE (0.59%)
 Advanced Marketing Services                             600                  5,550
 Bell Microproducts /1/                                4,200                 34,062
 Building Material Holding                             2,800                103,404
 Handleman                                               700                 13,615
 Industrial Distribution Group /1/                       100                    765
 Strategic Distribution /1/                              100                  1,400
                                                                            158,796
DIVERSIFIED MANUFACTURING OPERATIONS (1.41%)
 A.O. Smith                                            4,200                113,862
 American Biltrite /1/                                   700                  8,400
 Ameron International                                  1,100                 39,809
 Bairnco                                                 900                 10,647
 Barnes Group                                          1,200                 30,780
 Bell Industries /1/                                   1,400                  4,200
 EnPro Industries /1/                                    800                 21,320
 Lydall /1/                                              200                  2,110
 Myers Industries                                      1,210                 15,657
 Tredegar                                              7,700                130,515
                                                                            377,300
DIVERSIFIED OPERATIONS (0.02%)
 Resource America                                        200                  6,200
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.07%)
 Viad                                                    700                 19,439
E-COMMERCE-SERVICES (0.19%)
 Pegasus Solutions /1/                                 4,200                 50,316
E-MARKETING-INFORMATION (0.26%)
 DoubleClick /1/                                       1,300                 10,608
 E.piphany /1/                                        13,500                 57,915
                                                                             68,523
E-SERVICES-CONSULTING (0.13%)
 Keynote Systems /1/                                   2,800                 34,916
EDUCATIONAL SOFTWARE (0.01%)
 PLATO Learning /1/                                      500                  3,655
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.77%)
 Blonder Tongue Laboratories /1/                       1,700                  6,715
 CTS                                                   6,100                 81,191
 OSI Systems /1/                                         500                  8,170
 Sparton /1/                                           1,680                 15,691
 Stoneridge /1/                                        4,700                 69,795
 Sypris Solutions                                        200                  2,314
 Technitrol /1/                                        1,200                 21,288
                                                                            205,164
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.12%)
 Actel /1/                                               800                 13,528
 Advanced Power Technology /1/                           200                  1,564
 Alliance Semiconductor /1/                            7,400                 22,200
 Applied Micro Circuits /1/                           15,300                 50,643
 Bookham /1/                                           1,000                  3,530
 EMCORE /1/                                            3,200                  8,512
 ESS Technology /1/                                    2,000                 12,100
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                        $
 Integrated Silicon Solution /1/                       2,900                 18,908
 Lattice Semiconductor /1/                            15,000                 67,350
 Skyworks Solutions /1/                                3,000                 22,770
 Three-Five Systems /1/                                4,300                  7,396
 Zoran /1/                                             7,000                 71,330
                                                                            299,831
ELECTRONIC CONNECTORS (0.10%)
 Innovex /1/                                           4,000                 19,600
 Woodhead Industries                                     400                  5,936
                                                                             25,536
ELECTRONIC MEASUREMENT INSTRUMENTS (0.12%)
 Aehr Test Systems /1/                                 1,600                  5,184
 Analogic                                                300                 12,303
 Molecular Devices /1/                                   700                 13,286
 Zygo /1/                                                200                  2,184
                                                                             32,957
ELECTRONIC PARTS DISTRIBUTION (0.08%)
 NU Horizons Electronics /1/                           2,800                 21,056
ELECTRONIC SECURITY DEVICES (0.01%)
 Vicon Industries /1/                                    900                  4,005
ELECTRONICS-MILITARY (0.02%)
 Merrimac Industries /1/                                 600                  5,430
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.75%)
 EMCOR Group /1/                                         800                 34,368
 Keith /1/                                             1,600                 27,136
 URS /1/                                               4,900                138,229
                                                                            199,733
ENTERPRISE SOFTWARE & SERVICE (0.06%)
 JDA Software Group /1/                                  842                 10,121
 Manugistics Group /1/                                 2,500                  5,350
                                                                             15,471
ENVIRONMENTAL CONSULTING & ENGINEERING (0.02%)
 TRC /1/                                                 300                  4,734
FINANCE-AUTO LOANS (0.68%)
 Bay View Capital                                        100                  1,595
 Consumer Portfolio Services /1/                       4,200                 20,160
 Credit Acceptance /1/                                 6,400                156,544
 First Investors Financial Services /1/                  800                  3,600
                                                                            181,899
FINANCE-CREDIT CARD (1.08%)
 Advanta                                                 400                  8,476
 Advanta                                                 700                 15,932
 CompuCredit /1/                                       8,000                229,280
 Metris /1/                                            2,900                 34,510
                                                                            288,198
FINANCE-INVESTMENT BANKER & BROKER (0.83%)
 Knight Trading Group /1/                              5,700                 56,487
 LaBranche /1/                                        11,500                114,770
 Maxcor Financial Group                                1,500                 13,350
 Piper Jaffray /1/                                       800                 31,664
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                        $
 Stifel Financial /1/                                    300                  6,162
                                                                            222,433
FINANCE-LEASING COMPANY (0.03%)
 MicroFinancial /1/                                    1,600                  6,960
FINANCIAL GUARANTEE INSURANCE (0.08%)
 Triad Guaranty /1/                                      400                 21,644
FISHERIES (0.12%)
 Zapata /1/                                              500                 32,950
FOOD-BAKING (0.00%)
 Tasty Baking                                            100                    842
FOOD-MISCELLANEOUS/DIVERSIFIED (0.72%)
 American Italian Pasta                                  700                 18,970
 Chiquita Brands International                         2,000                 45,900
 Golden Enterprises                                    1,700                  5,032
 Hain Celestial Group /1/                              1,800                 36,216
 John B. Sanfilippo & Son /1/                            200                  5,164
 M&F Worldwide /1/                                     3,400                 48,688
 Sensient Technologies                                 1,400                 31,850
                                                                            191,820
FOOD-RETAIL (1.11%)
 Fresh Brands                                            800                  5,920
 Great Atlantic & Pacific Tea /1/                      6,900                 62,514
 Ingles Markets                                          600                  7,878
 Pathmark Stores /1/                                   6,300                 29,862
 Weis Markets                                          4,300                163,615
 Wild Oats Markets /1/                                   900                  6,525
 Winn-Dixie Stores                                     5,400                 19,494
                                                                            295,808
FOOD-WHOLESALE & DISTRIBUTION (0.32%)
 Performance Food Group /1/                            2,300                 62,583
 Spartan Stores /1/                                    3,000                 24,183
                                                                             86,766
FOOTWEAR & RELATED APPAREL (0.41%)
 LaCrosse Footwear /1/                                 1,200                 12,408
 Steven Madden /1/                                       404                  7,757
 Stride Rite                                           7,200                 88,128
                                                                            108,293
FUNERAL SERVICE & RELATED ITEMS (0.72%)
 Alderwoods Group /1/                                  8,400                101,094
 Carriage Services /1/                                 2,700                 13,419
 Stewart Enterprises /1/                              12,200                 78,324
                                                                            192,837
GAS-DISTRIBUTION (0.56%)
 South Jersey Industries                               2,800                149,240
GOLF (0.19%)
 Callaway Golf                                         3,800                 50,578
HEALTH CARE COST CONTAINMENT (0.09%)
 Hooper Holmes                                         3,300                 16,665
 IntegraMed America /1/                                  700                  7,734
                                                                             24,399
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOME FURNISHINGS (0.86%)
                                                                        $
 Bassett Furniture Industries                          2,300                 43,355
 Chromcraft Revington /1/                              1,100                 14,201
 Flexsteel Industries                                  1,100                 18,800
 Furniture Brands International                        2,700                 63,990
 Kimball International                                 4,100                 59,409
 La-Z-Boy                                              2,100                 29,274
                                                                            229,029
HOTELS & MOTELS (0.55%)
 Arlington Hospitality /1/                               700                  2,030
 Interstate Hotels & Resorts /1/                       5,000                 26,750
 Marcus                                                4,000                 99,680
 ShoLodge /1/                                            900                  3,285
 Westcoast Hospitality /1/                             2,300                 14,053
                                                                            145,798
HOUSEWARES (0.23%)
 National Presto Industries                            1,400                 60,480
HUMAN RESOURCES (1.88%)
 CDI                                                   1,000                 21,000
 Cross Country Healthcare /1/                          6,700                110,952
 Edgewater Technology /1/                              2,200                 10,868
 Kelly Services                                        5,400                157,140
 Medical Staffing Network Holdings /1/                 3,100                 21,452
 MPS Group /1/                                        10,300                116,287
 On Assignment /1/                                     4,800                 26,400
 RCM Technologies /1/                                  2,400                 11,040
 Spherion /1/                                          3,000                 23,400
 Westaff /1/                                             800                  3,863
                                                                            502,402
IDENTIFICATION SYSTEM-DEVELOPMENT (0.11%)
 Checkpoint Systems /1/                                1,900                 29,564
INDUSTRIAL AUDIO & VIDEO PRODUCTS (0.02%)
 Rockford /1/                                          1,900                  4,541
INDUSTRIAL AUTOMATION & ROBOTS (0.13%)
 Gerber Scientific /1/                                 4,700                 33,934
INSTRUMENTS-CONTROLS (0.06%)
 Spectrum Control /1/                                  2,300                 16,882
INSTRUMENTS-SCIENTIFIC (0.02%)
 OI /1/                                                  600                  5,556
INTERNET APPLICATION SOFTWARE (0.13%)
 Blue Martini Software /1/                               100                    255
 Interwoven /1/                                        1,100                 10,021
 Stellent /1/                                          1,300                 11,115
 Verity /1/                                            1,100                 13,277
                                                                             34,668
INTERNET CONNECTIVE SERVICES (0.01%)
 PC-Tel /1/                                              200                  1,540
INTERNET FINANCIAL SERVICES (0.25%)
 InsWeb /1/                                            1,000                  2,980
 Net.B@nk                                              6,800                 64,940
                                                                             67,920
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET INCUBATORS (0.02%)
                                                                        $
 Safeguard Scientifics /1/                             3,600                  6,192
INTERNET INFRASTRUCTURE SOFTWARE (0.00%)
 Selectica /1/                                           300                  1,041
INTERNET SECURITY (0.25%)
 ActivCard /1/                                         2,100                 16,800
 SonicWALL /1/                                         3,600                 23,256
 WatchGuard Technologies /1/                           6,700                 27,202
                                                                             67,258
INTERNET TELEPHONY (0.09%)
 Net2Phone /1/                                         9,800                 24,402
INTIMATE APPAREL (0.11%)
 Warnaco Group /1/                                     1,400                 30,254
INVESTMENT COMPANIES (0.12%)
 MCG Capital                                           1,800                 31,500
LASERS-SYSTEMS & COMPONENTS (0.77%)
 Coherent /1/                                          6,300                189,000
 Electro Scientific Industries /1/                       900                 15,903
                                                                            204,903
LEISURE & RECREATION PRODUCTS (0.29%)
 K2 /1/                                                5,500                 77,330
LIFE & HEALTH INSURANCE (2.24%)
 Ceres Group /1/                                       5,200                 27,300
 Citizens /1/                                          1,500                  8,790
 Delphi Financial Group                                5,000                224,700
 FBL Financial Group                                   3,800                105,678
 Great American Financial Resources                    3,400                 54,978
 Phoenix                                               4,500                 58,815
 Presidential Life                                     5,300                 87,662
 Standard Management /1/                               1,700                  5,593
 UICI                                                    800                 24,736
                                                                            598,252
LINEN SUPPLY & RELATED ITEMS (0.15%)
 UniFirst                                              1,000                 38,990
MACHINERY TOOLS & RELATED PRODUCTS (0.18%)
 Hardinge                                              1,400                 19,250
 Regal Beloit                                          1,000                 30,140
                                                                             49,390
MACHINERY-FARM (0.30%)
 Alamo Group                                           2,000                 52,520
 Gehl /1/                                              1,100                 27,170
                                                                             79,690
MACHINERY-GENERAL INDUSTRY (1.07%)
 Applied Industrial Technologies                       5,850                169,299
 Kadant /1/                                              400                  7,720
 Robbins & Myers                                       2,400                 53,904
 Stewart & Stevenson Services                          2,100                 42,924
 Tecumseh Products                                       300                 12,189
                                                                            286,036
MACHINERY-MATERIAL HANDLING (0.10%)
 Columbus McKinnon /1/                                 3,100                 27,993
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-PRINT TRADE (0.23%)
                                                                        $
 Imation                                               1,800                 62,082
MACHINERY-PUMPS (0.26%)
 Flowserve /1/                                         2,200                 54,890
 Thomas Industries                                       400                 15,596
                                                                             70,486
MACHINERY-THERMAL PROCESS (0.01%)
 SELAS Corporation of America /1/                      1,100                  2,365
MEDICAL INFORMATION SYSTEM (0.03%)
 NWH                                                     600                  8,340
MEDICAL INSTRUMENTS (0.29%)
 Bioanalytical Systems /1/                               700                  3,668
 Bruker BioSciences /1/                                4,500                 16,223
 Conmed /1/                                            1,200                 34,860
 Thoratec /1/                                          2,400                 23,880
                                                                             78,631
MEDICAL PRODUCTS (0.41%)
 ATS Medical /1/                                         300                  1,245
 Caliper Life Sciences /1/                             4,800                 36,192
 Hanger Orthopedic Group /1/                           1,100                  7,920
 HealthTronics /1/                                     3,279                 33,282
 Kewaunee Scientific                                     300                  2,601
 Misonix /1/                                             100                    636
 NMT Medical /1/                                       2,500                 14,725
 Span-America Medical Systems                            500                  6,000
 SRI/Surgical Express /1/                              1,300                  6,630
                                                                            109,231
MEDICAL-BIOMEDICAL/GENE (0.66%)
 Arena Pharmaceuticals /1/                             5,400                 32,454
 Arqule /1/                                              100                    608
 Avigen /1/                                              200                    568
 Cambrex                                               1,300                 29,003
 Cell Genesys /1/                                      1,800                 12,600
 CuraGen /1/                                          10,500                 63,052
 Gene Logic /1/                                          300                    915
 Harvard Bioscience /1/                                1,200                  4,992
 Maxygen /1/                                           1,100                 12,095
 Vical /1/                                             4,200                 20,160
                                                                            176,447
MEDICAL-DRUGS (0.11%)
 Accelrys /1/                                          5,100                 28,917
MEDICAL-GENERIC DRUGS (0.47%)
 Alpharma                                              8,300                124,915
MEDICAL-HOSPITALS (0.26%)
 Medcath /1/                                           3,000                 70,020
MEDICAL-NURSING HOMES (0.28%)
 Genesis HealthCare /1/                                1,000                 34,680
 Kindred Healthcare /1/                                1,500                 41,085
                                                                             75,765
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.11%)
 Air Methods /1/                                       1,900                 14,136
 American Shared Hospital Services                       800                  4,752
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (CONTINUED)
                                                                        $
 National Home Health Care /1/                           500                  6,745
 NovaMed /1/                                             500                  3,530
                                                                             29,163
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.03%)
 D&K Healthcare Resources                              1,130                  8,306
METAL PROCESSORS & FABRICATION (2.54%)
 Ampco-Pittsburgh                                      2,000                 27,280
 CIRCOR International                                  2,200                 50,270
 Commercial Metals                                     9,800                283,220
 Hawk /1/                                              1,800                 16,074
 Intermet                                                100                     31
 Ladish /1/                                            2,000                 21,700
 Metals USA /1/                                          800                 14,312
 Mueller Industries                                    1,500                 47,550
 NN                                                      500                  6,110
 Quanex                                                3,450                181,884
 Wolverine Tube /1/                                    2,500                 29,275
                                                                            677,706
METAL PRODUCTS-FASTENERS (0.10%)
 Eastern                                                 800                 16,000
 Penn Engineering & Manufacturing                        600                 10,950
                                                                             26,950
METAL-IRON (0.56%)
 Gibraltar Industries                                  6,150                149,138
MISCELLANEOUS MANUFACTURERS (0.06%)
 Applied Films /1/                                       700                 14,959
MOTION PICTURES & SERVICES (0.08%)
 Zomax /1/                                             5,200                 22,620
MRI-MEDICAL DIAGNOSTIC IMAGING (0.06%)
 Radiologix /1/                                        3,400                 15,198
MULTI-LINE INSURANCE (0.77%)
 Alfa                                                  3,200                 46,448
 Atlantic American /1/                                 3,300                 10,032
 Horace Mann Educators                                 8,100                149,202
                                                                            205,682
MULTIMEDIA (0.29%)
 Entravision Communications /1/                        9,700                 77,600
MUSIC (0.17%)
 Steinway Musical Instruments /1/                      1,600                 45,024
NETWORKING PRODUCTS (1.18%)
 3Com /1/                                              8,000                 29,360
 Adaptec /1/                                          15,000                 90,000
 Aeroflex /1/                                          3,000                 28,860
 Anixter International                                 1,500                 50,145
 Avici Systems /1/                                     2,700                 18,657
 Black Box                                               900                 41,877
 Computer Network Technology /1/                       1,400                  7,476
 Hypercom /1/                                          2,100                 11,571
 SafeNet /1/                                             700                 23,758
 Stratos International /1/                             2,700                 10,800
                                              Shares

                                              Held                         Value

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COMMON STOCKS (CONTINUED)
NETWORKING PRODUCTS (CONTINUED)
                                                                        $
 Zhone Technologies /1/                                1,900                  3,952
                                                                            316,456
NON-FERROUS METALS (0.49%)
 Brush Engineered Materials /1/                        1,000                 17,250
 RTI International Metals /1/                          3,500                 85,400
 USEC                                                  2,500                 29,300
                                                                            131,950
NON-HAZARDOUS WASTE DISPOSAL (0.06%)
 Waste Industries USA                                  1,200                 15,300
OFFICE FURNISHINGS-ORIGINAL (0.00%)
 Falcon Products /1/                                     600                     21
OFFICE SUPPLIES & FORMS (0.27%)
 Nashua /1/                                              900                 10,440
 Standard Register                                     5,000                 62,450
                                                                             72,890
OIL & GAS (0.12%)
 Spinnaker Exploration /1/                             1,000                 32,790
OIL & GAS DRILLING (1.61%)
 Helmerich & Payne                                    10,500                397,950
 Parker Drilling /1/                                   7,700                 33,341
                                                                            431,291
OIL COMPANY-EXPLORATION & PRODUCTION (0.79%)
 Callon Petroleum /1/                                  2,900                 42,369
 Magnum Hunter Resources /1/                           6,600                 98,406
 Meridian Resource /1/                                 2,400                 12,744
 Stone Energy /1/                                        800                 34,240
 Swift Energy /1/                                        800                 24,216
                                                                            211,975
OIL FIELD MACHINERY & EQUIPMENT (0.74%)
 Bolt Technology /1/                                   1,100                  6,776
 Lufkin Industries                                       117                  4,714
 NATCO Group /1/                                       1,100                 10,560
 Universal Compression Holdings /1/                    4,500                175,140
                                                                            197,190
OIL REFINING & MARKETING (0.30%)
 Adams Resources & Energy                                900                 19,152
 Giant Industries /1/                                  2,100                 61,278
                                                                             80,430
OIL-FIELD SERVICES (1.09%)
 Hanover Compressor /1/                               11,800                167,324
 Newpark Resources /1/                                 2,500                 13,000
 Oil States International /1/                          3,200                 60,960
 Seacor Smit /1/                                         900                 50,391
                                                                            291,675
OPTICAL RECOGNITION EQUIPMENT (0.14%)
 Digimarc /1/                                          4,200                 36,918
OPTICAL SUPPLIES (0.42%)
 Sola International /1/                                4,100                113,201
PAPER & RELATED PRODUCTS (1.42%)
 Buckeye Technologies /1/                              1,200                 15,432
 Caraustar Industries /1/                              6,000                 81,000
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PAPER & RELATED PRODUCTS (CONTINUED)
                                                                        $
 Chesapeake                                            1,000                 24,270
 Glatfelter                                            9,200                124,936
 Pope & Talbot                                           300                  4,539
 Potlatch                                                900                 41,418
 Rock-Tenn                                             5,400                 74,898
 Schweitzer-Mauduit International                        400                 13,416
                                                                            379,909
PHARMACY SERVICES (0.03%)
 MIM /1/                                               1,100                  6,710
PHYSICIAN PRACTICE MANAGEMENT (0.22%)
 OCA /1/                                              10,500                 58,170
PIPELINES (0.15%)
 TransMontaigne /1/                                    5,900                 40,120
POLLUTION CONTROL (0.03%)
 Catalytica Energy Systems /1/                         3,300                  7,953
POWER CONVERTER & SUPPLY EQUIPMENT (0.21%)
 Advanced Energy Industries /1/                        1,600                 11,440
 C&D Technologies                                        800                 12,152
 Distributed Energy Systems /1/                        7,400                 26,544
 Magnetek /1/                                            900                  5,463
                                                                             55,599
PRINTING-COMMERCIAL (0.14%)
 Bowne                                                 1,800                 26,730
 Champion Industries                                   1,500                  5,745
 Outlook Group                                           700                  5,585
                                                                             38,060
PRIVATE CORRECTIONS (0.11%)
 Cornell /1/                                           2,000                 30,380
PROPERTY & CASUALTY INSURANCE (7.10%)
 21st Century Insurance Group                          4,300                 58,781
 American Physicians Capital /1/                       1,500                 53,730
 Argonaut Group /1/                                    5,800                124,236
 BancInsurance /1/                                       600                  4,464
 CNA Surety /1/                                        4,900                 64,190
 FPIC Insurance Group /1/                              2,100                 69,405
 Harleysville Group                                    5,500                118,800
 Infinity Property & Casualty                            800                 26,200
 Investors Title                                         100                  3,650
 LandAmerica Financial Group                           4,000                205,760
 Meadowbrook Insurance Group /1/                       6,100                 32,757
 Navigators Group /1/                                  2,600                 77,662
 NYMAGIC                                               2,000                 46,400
 Ohio Casualty /1/                                     9,800                225,302
 PMA Capital /1/                                       6,600                 66,858
 RLI                                                   4,700                204,262
 RTW /1/                                               1,100                  9,559
 SCPIE Holdings                                        2,000                 20,100
 Selective Insurance Group                             5,800                250,386
 State Auto Financial                                  1,200                 31,776
 Stewart Information Services                          3,300                133,023
 Unico American /1/                                    1,100                  9,900
 United America Indemnity /1/                          2,404                 43,278
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
                                                                        $
 Vesta Insurance Group                                 4,800                 16,464
                                                                          1,896,943
PUBLISHING-BOOKS (0.14%)
 Scholastic /1/                                        1,100                 37,675
PUBLISHING-NEWSPAPERS (0.31%)
 Pulitzer                                              1,300                 82,498
RACETRACKS (0.07%)
 Dover Motorsports                                     3,300                 19,866
RADIO (0.49%)
 Cumulus Media /1/                                     2,900                 40,136
 Emmis Communications /1/                              2,600                 45,682
 Regent Communications /1/                             8,500                 44,668
                                                                            130,486
REAL ESTATE MANAGEMENT & SERVICES (1.35%)
 Kennedy-Wilson /1/                                    1,500                 11,775
 LNR Property                                          4,200                264,600
 Trammell Crow /1/                                     5,000                 84,700
                                                                            361,075
REAL ESTATE OPERATOR & DEVELOPER (0.42%)
 Avatar Holdings /1/                                   1,700                 81,668
 BF Enterprises /1/                                       10                     78
 Californina Coastal Communities /1/                   1,200                 31,428
                                                                            113,174
RECYCLING (0.14%)
 Aleris International /1/                              2,300                 38,594
RENTAL-AUTO & EQUIPMENT (0.55%)
 Dollar Thrifty Automotive Group /1/                   1,400                 43,694
 Electro Rent                                          5,200                 72,696
 Rent-Way /1/                                            300                  2,550
 United Rentals /1/                                    1,600                 27,216
                                                                            146,156
RESEARCH & DEVELOPMENT (0.12%)
 Albany Molecular Research /1/                         1,600                 17,600
 Discovery Partners International /1/                  3,700                 15,762
                                                                             33,362
RESORTS & THEME PARKS (1.02%)
 Bluegreen /1/                                         5,400                115,290
 Gaylord Entertainment /1/                             1,000                 39,250
 Six Flags /1/                                        11,500                 49,220
 Vail Resorts /1/                                      2,900                 69,513
                                                                            273,273
RESPIRATORY PRODUCTS (0.04%)
 Allied Healthcare Products /1/                        1,600                  9,920
RETAIL-APPAREL & SHOE (1.46%)
 Brown Shoe                                              900                 26,064
 Burlington Coat Factory Warehouse                     7,000                180,670
 Charlotte Russe Holding /1/                           1,100                 11,792
 Charming Shoppes /1/                                  4,700                 39,010
 Payless ShoeSource /1/                                3,400                 40,154
 Shoe Carnival /1/                                     2,700                 33,777
 Stage Stores /1/                                        400                 15,812
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (CONTINUED)
                                                                        $
 Syms /1/                                              2,300                 29,325
 United Retail Group /1/                               2,600                 12,974
                                                                            389,578
RETAIL-AUTO PARTS (0.19%)
 Coast Distribution System                               700                  4,956
 PEP Boys-Manny, Moe & Jack                            2,700                 46,494
                                                                             51,450
RETAIL-AUTOMOBILE (1.24%)
 Group 1 Automotive /1/                                2,300                 67,321
 Lithia Motors                                         3,100                 84,258
 Sonic Automotive                                      4,900                114,464
 United Auto Group                                     2,300                 65,021
                                                                            331,064
RETAIL-BEDDING (0.17%)
 Linens 'N Things /1/                                  1,800                 46,620
RETAIL-BOOKSTORE (0.10%)
 Books-A-Million                                       2,800                 26,348
RETAIL-COMPUTER EQUIPMENT (0.25%)
 GTSI /1/                                              1,800                 17,532
 PC Connection /1/                                     4,600                 37,260
 Systemax /1/                                          1,700                 11,543
                                                                             66,335
RETAIL-CONSUMER ELECTRONICS (0.03%)
 Tweeter Home Entertainment Group /1/                  1,200                  7,656
RETAIL-CONVENIENCE STORE (0.69%)
 Casey's General Stores                               10,500                185,010
RETAIL-DISCOUNT (0.72%)
 Big Lots /1/                                          5,600                 63,056
 Duckwall-ALCO Stores /1/                                900                 16,650
 ShopKo Stores /1/                                     6,200                111,786
                                                                            191,492
RETAIL-DRUG STORE (0.78%)
 Longs Drug Stores                                     7,900                207,454
RETAIL-FABRIC STORE (0.12%)
 Hancock Fabrics                                         800                  7,184
 Jo-Ann Stores /1/                                       900                 24,669
                                                                             31,853
RETAIL-HOME FURNISHINGS (0.15%)
 Bombay /1/                                            6,600                 38,808
RETAIL-HYPERMARKETS (0.03%)
 Smart & Final /1/                                       600                  8,670
RETAIL-JEWELRY (0.42%)
 Finlay Enterprises /1/                                1,900                 31,844
 Lazare Kaplan International /1/                       1,200                 13,128
 Movado Group                                          3,600                 65,628
 Whitehall Jewellers /1/                                 100                    722
                                                                            111,322
RETAIL-LEISURE PRODUCTS (0.05%)
 West Marine /1/                                         600                 14,166
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-MAIL ORDER (0.27%)
                                                                        $
 Blair                                                 1,700                 65,654
 Sharper Image /1/                                       300                  5,160
                                                                             70,814
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.08%)
 Hastings Entertainment /1/                            2,400                 19,728
 PriceSmart /1/                                          250                  1,843
                                                                             21,571
RETAIL-MUSIC STORE (0.08%)
 Trans World Entertainment /1/                         1,700                 21,335
RETAIL-REGIONAL DEPARTMENT STORE (0.26%)
 Bon-Ton Stores                                        2,500                 39,325
 Gottschalks /1/                                       2,700                 22,086
 Retail Ventures /1/                                   1,100                  7,656
                                                                             69,067
RETAIL-RESTAURANTS (1.16%)
 Bob Evans Farms                                       1,800                 43,848
 Buca /1/                                              4,200                 28,896
 Champps Entertainment /1/                             2,000                 17,420
 J Alexander's /1/                                     1,100                  8,459
 Landry's Seafood Restaurants                          4,900                138,180
 Lone Star Steakhouse & Saloon                           200                  5,500
 Luby's /1/                                            1,100                  6,512
 O'Charley's /1/                                         900                 16,591
 Ryan's Restaurant Group /1/                           1,300                 17,862
 Smith & Wollensky Restaurant Group /1/                1,900                  9,348
 Worldwide Restaurant Concepts /1/                     3,900                 17,238
                                                                            309,854
RETAIL-SPORTING GOODS (0.15%)
 Sport Chalet /1/                                      1,400                 18,550
 Sports Authority /1/                                    800                 20,296
                                                                             38,846
RETAIL-VIDEO RENTAL (0.26%)
 Blockbuster                                           5,500                 50,380
 Movie Gallery                                           900                 18,855
                                                                             69,235
RETIREMENT & AGED CARE (0.28%)
 Capital Senior Living /1/                             4,400                 25,432
 Sunrise Assisted Living /1/                           1,100                 50,413
                                                                             75,845
RUBBER & PLASTIC PRODUCTS (0.03%)
 Summa Industries /1/                                    900                  8,712
SAVINGS & LOANS-THRIFTS (2.58%)
 Ameriana Bancorp.                                       700                 10,346
 Beverly Hills Bancorp.                                  600                  6,210
 Brookline Bancorp.                                    2,400                 38,376
 Camco Financial                                       1,500                 24,000
 CFS Bancorp.                                          2,600                 36,660
 Commercial Federal                                    8,600                241,488
 Cooperative Bankshares                                  600                 17,106
 First Defiance Financial                                900                 25,218
 First Federal Bancshares of Arkansas                    500                 11,000
 First Niagara Financial Group                         4,200                 57,330
 First Place Financial                                   544                 11,272
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (CONTINUED)
                                                                        $
 HF Financial                                            800                 14,440
 HMN Financial                                           200                  6,550
 MASSBANK                                                900                 33,759
 Matrix Bancorp. /1/                                     800                 10,008
 Northeast Bancorp.                                      300                  6,303
 Northeast Pennsylvania Financial                        100                  2,268
 Ocwen Financial /1/                                     400                  3,440
 Parkvale Financial                                    1,000                 29,370
 Riverview Bancorp.                                      500                 10,745
 Sound Federal Bancorp.                                  400                  6,040
 TierOne                                                 500                 12,675
 Timberland Bancorp.                                     700                 16,450
 United Community Financial                            5,200                 54,600
 Willow Grove Bancorp.                                   300                  5,175
                                                                            690,829
SCHOOLS (0.03%)
 New Horizons Worldwide /1/                            1,600                  6,926
SEISMIC DATA COLLECTION (0.64%)
 Veritas DGC /1/                                       6,800                169,932
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.03%)
 Anadigics /1/                                         6,800                 20,264
 Celeritek                                             2,600                  2,314
 Exar /1/                                              8,600                123,582
 Genesis Microchip /1/                                 1,000                 12,700
 Integrated Device Technology /1/                      4,300                 50,482
 Pericom Semiconductor /1/                             5,300                 44,467
 Standard Microsystems /1/                               400                  6,340
 Triquint Semiconductor /1/                            4,100                 13,858
                                                                            274,007
SEMICONDUCTOR EQUIPMENT (0.96%)
 Axcelis Technologies /1/                              4,000                 29,880
 Credence Systems /1/                                  3,400                 27,200
 Dupont Photomasks /1/                                 3,800                100,966
 Electroglas /1/                                         200                    800
 FSI International /1/                                 1,500                  6,435
 MKS Instruments /1/                                   2,700                 42,255
 Nanometrics /1/                                       2,600                 32,994
 Photronics /1/                                        1,000                 15,000
                                                                            255,530
SHIP BUILDING (0.07%)
 Todd Shipyards                                        1,100                 18,755
STEEL PIPE & TUBE (0.86%)
 Shaw Group /1/                                       13,300                223,573
 Webco Industries /1/                                  1,100                  6,820
                                                                            230,393
STEEL PRODUCERS (1.38%)
 Carpenter Technology                                  3,500                214,410
 Olympic Steel /1/                                     1,900                 44,669
 Reliance Steel & Aluminum                             1,000                 38,370
 Roanoke Electric Steel                                2,300                 45,655
 Ryerson Tull                                            800                 10,616
 Shiloh Industries /1/                                   200                  3,104
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
STEEL PRODUCERS (CONTINUED)
                                                                        $
 Steel Technologies                                      400                 11,744
                                                                            368,568
STEEL-SPECIALTY (0.07%)
 Universal Stainless & Alloy /1/                       1,100                 17,600
STORAGE & WAREHOUSING (0.38%)
 Mobile Mini /1/                                       3,000                102,630
SUGAR (0.14%)
 Imperial Sugar                                        2,100                 36,162
TELECOMMUNICATION EQUIPMENT (0.30%)
 Anaren /1/                                            1,000                 11,970
 Applied Innovation /1/                                3,200                 11,840
 Arris Group /1/                                       1,700                 10,523
 Aware /1/                                             3,300                 18,876
 Communications Systems                                1,700                 20,808
 Network Equipment Technologies /1/                      200                  1,570
 XETA Technologies /1/                                 1,500                  4,725
                                                                             80,312
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.29%)
 APA Optics /1/                                        2,500                  4,150
 C-COR.net /1/                                         1,700                 13,549
 CIENA /1/                                             3,000                  7,650
 Sycamore Networks /1/                                15,000                 51,900
                                                                             77,249
TELECOMMUNICATION SERVICES (0.15%)
 LCC International /1/                                 4,400                 19,184
 Lightbridge /1/                                       1,300                  7,748
 MasTec /1/                                              500                  4,445
 Time Warner Telecom /1/                               2,500                  8,725
                                                                             40,102
TELECOMMUNICATIONS (0.08%)
 Newport /1/                                           1,700                 22,100
TELEPHONE-INTEGRATED (0.76%)
 CT Communications                                     4,000                 45,960
 D&E Communications                                    3,300                 39,105
 Hector Communications                                   800                 16,800
 IDT /1/                                               3,300                 46,959
 IDT /1/                                               2,700                 39,528
 SureWest Communications                                 300                  7,269
 Talk America Holdings /1/                             1,300                  8,502
                                                                            204,123
TELEVISION (0.71%)
 Acme Communications /1/                               3,500                 19,915
 Liberty                                               3,900                154,596
 LIN Television /1/                                      800                 14,888
                                                                            189,399
TEXTILE-APPAREL (0.18%)
 Perry Ellis International /1/                         1,800                 37,980
 Unifi /1/                                             3,000                  9,930
                                                                             47,910
TEXTILE-HOME FURNISHINGS (0.08%)
 Decorator Industries                                    600                  4,980
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TEXTILE-HOME FURNISHINGS (CONTINUED)
                                                                        $
 Quaker Fabric                                         3,500                 16,940
                                                                             21,920
TEXTILE-PRODUCTS (0.12%)
 Culp /1/                                                100                    630
 Dixie Group /1/                                       1,500                 26,925
 Fab Industries                                        1,100                  4,620
                                                                             32,175
THERAPEUTICS (0.07%)
 Theragenics /1/                                       4,400                 17,556
TOBACCO (0.35%)
 DIMON                                                 8,300                 54,697
 Standard Commercial                                     100                  1,925
 Universal                                               800                 37,808
                                                                             94,430
TOYS (0.07%)
 Jakks Pacific /1/                                       800                 17,456
TRANSPORT-AIR FREIGHT (0.01%)
 AirNet Systems /1/                                    1,100                  3,960
TRANSPORT-EQUIPMENT & LEASING (0.99%)
 Gatx                                                  8,400                250,152
 Willis Lease Finance /1/                              1,800                 14,562
                                                                            264,714
TRANSPORT-MARINE (0.71%)
 GulfMark Offshore /1/                                 4,200                103,026
 International Shipholding /1/                           900                 13,140
 Maritrans                                             1,600                 28,160
 Seabulk International /1/                             3,400                 44,438
                                                                            188,764
TRANSPORT-RAIL (0.26%)
 Genesee & Wyoming /1/                                   200                  5,052
 Kansas City Southern Industries /1/                   2,300                 40,158
 Providence & Worcester Railroad                         900                 11,250
 RailAmerica /1/                                       1,000                 12,970
                                                                             69,430
TRANSPORT-SERVICES (0.56%)
 Offshore Logistics /1/                                4,700                149,977
TRANSPORT-TRUCK (0.67%)
 Allied Holdings /1/                                   1,900                  6,840
 Covenant Transport /1/                                  600                 12,447
 Frozen Food Express Industries /1/                    3,600                 45,972
 SCS Transportation /1/                                3,093                 72,438
 USA Truck /1/                                           796                 14,129
 USF                                                     800                 26,368
                                                                            178,194
TRAVEL SERVICES (0.27%)
 Ambassadors International                             2,100                 31,500
 Navigant International /1/                            3,100                 40,207
                                                                             71,707
VITAMINS & NUTRITION PRODUCTS (0.06%)
 Natrol /1/                                            2,200                  6,490
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
VITAMINS & NUTRITION PRODUCTS (CONTINUED)
                                                                        $
 Omega Protein /1/                                     1,200                  9,408
                                                                             15,898
WATER (0.21%)
 PICO Holdings /1/                                     2,600                 55,900
WATER TREATMENT SYSTEMS (0.77%)
 Ionics /1/                                            4,700                206,142
WIRELESS EQUIPMENT (0.65%)
 Aether Systems /1/                                      900                  2,952
 Audiovox /1/                                          1,600                 26,240
 CalAmp /1/                                            1,200                  9,660
 Carrier Access /1/                                    1,400                 10,332
 EMS Technologies /1/                                    600                  9,270
 Powerwave Technologies /1/                            5,200                 40,924
 REMEC /1/                                            10,300                 73,130
 Vyyo /1/                                                100                    776
                                                                            173,284
                                        TOTAL COMMON STOCKS              26,599,010
                                                                        -----------

                       TOTAL PORTFOLIO INVESTMENTS (99.52%)              26,599,010
CASH AND RECEIVABLES, NET OF LIABILITIES (0.48%)                            129,168
                                 TOTAL NET ASSETS (100.00%)             $26,728,178
                                                                        -------------


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 3,732,332
Unrealized Depreciation                       (1,228,795)
                                             -----------
Net Unrealized Appreciation (Depreciation)     2,503,537
Cost for federal income tax purposes         $24,095,473

                            SCHEDULE OF INVESTMENTS
                           PREFERRED SECURITIES FUND

                          JANUARY 31, 2005 (UNAUDITED)

                                            Shares

                                            Held                               Value

-----------------------------------------------------------------------------------------------
PREFERRED STOCKS (77.62%)
AUTO-CARS & LIGHT TRUCKS (0.39%)
                                                                            $
 General Motors                                           40,000                 970,000
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.43%)
 Delphi Trust I                                           44,888               1,080,005
CELLULAR TELECOMMUNICATIONS (0.82%)
 U.S. Cellular 7.50%                                      61,000               1,668,350
 U.S. Cellular 8.75%                                      14,725                 408,324
                                                                               2,076,674
COMMERCIAL BANKS (5.88%)
 ASBC Capital I                                           11,300                 304,535
 Banco Santander Central Hispano                          80,000               2,068,000
 Banco Totta & Acores Finance                             44,930               1,196,261
 BancWest Capital I                                        3,400                  89,522
 Banesto Holdings /1/                                     11,000                 343,063
 Banknorth Capital Trust II                               26,600                 713,678
 BSCH Finance                                             32,300                 841,738
 Chittenden Capital Trust I                               24,900                 675,039
 Compass Capital III                                      41,900               1,112,445
 Lincoln National Capital V                               26,400                 702,768
 Lincoln National Capital VI                             118,137               3,150,714
 National Commerce Capital Trust II                       32,100                 858,996
 Royal Bank of Scotland Group  5.75%                      20,000                 492,800
 Royal Bank of Scotland Group  6.40%                      49,900               1,314,366
 Royal Bank of Scotland Group  7.875%                      3,000                  80,520
 VNB Capital Trust I                                      19,700                 526,975
 Zions Capital Trust                                      13,000                 356,200
                                                                              14,827,620
DIVERSIFIED FINANCIAL SERVICES (3.47%)
 Citigroup Capital IX                                     60,000               1,520,400
 Citigroup Capital VII                                    33,000                 874,170
 Citigroup Capital VIII                                   84,600               2,227,518
 Citigroup Capital XI                                     62,500               1,576,875
 General Electric Capital  5.875%                         50,400               1,290,240
 General Electric Capital  6.10%                           8,100                 212,544
 Household Capital Trust VI                               18,300                 477,996
 Household Capital Trust VII                              21,300                 570,627
                                                                               8,750,370
ELECTRIC-INTEGRATED (4.14%)
 Ameren                                                   25,000                 726,500
 Consolidated Edison 7.25%                                 3,000                  80,880
 Consolidated Edison 7.50%                                 4,000                 105,800
 Dominion Resources                                       23,000               1,279,950
 Dominion Resources Capital Trust II                      10,500                 276,465
 DTE Energy                                               10,000                 263,400
 DTE Energy Trust I                                       18,800                 504,028
 Energy East Capital Trust I                              12,000                 316,800
 Entergy Louisiana                                        52,500               1,409,100
 Entergy Mississippi                                      42,200               1,135,180
 FPL Group                                                12,000                 735,600
 Georgia Power  5.70%                                     11,200                 279,651
 Georgia Power  5.90%                                     20,000                 504,000
 Mississippi Power                                        40,000                 996,800
 Northern States Power                                    13,200                 364,320
 Public Service Enterprise Group                          11,775                 800,935
 Tennessee Valley Authority                               21,700                 557,690
                                            Shares

                                            Held                               Value

-----------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                            $
 Virginia Power Capital Trust II                           4,400                 118,096
                                                                              10,455,195
FIDUCIARY BANKS (0.07%)
 BNY Capital V                                             7,400                 187,516
FINANCE-AUTO LOANS (0.11%)
 General Motors Acceptance                                11,600                 284,548
FINANCE-CONSUMER LOANS (1.86%)
 HSBC Finance  6.00%                                      15,250                 385,367
 HSBC Finance  6.875%                                    116,210               3,101,645
 SLM                                                      47,500               1,197,475
                                                                               4,684,487
FINANCE-INVESTMENT BANKER & BROKER (6.14%)
 Bear Stearns Capital Trust III                           38,400               1,011,456
 Lehman Brothers Holdings                                 58,500               1,587,690
 Lehman Brothers Holdings Capital Trust
  III                                                     65,000               1,671,800
 Lehman Brothers Holdings Capital Trust IV                11,200                 284,480
 Lehman Brothers Holdings Capital Trust V                 48,800               1,207,312
 Merrill Lynch Preferred Capital Trust III                32,100                 866,379
 Merrill Lynch Preferred Capital Trust IV                 32,500                 880,100
 Merrill Lynch Preferred Capital Trust V                  96,194               2,635,716
 Morgan Stanley Capital Trust II                          74,400               1,950,768
 Morgan Stanley Capital Trust III                         50,100               1,282,059
 Morgan Stanley Capital Trust IV                          20,600                 526,330
 Morgan Stanley Capital Trust V                           23,100                 562,485
 St. Paul Capital Trust I                                 39,200               1,025,864
                                                                              15,492,439
FINANCE-MORTGAGE LOAN/BANKER (2.74%)
 Countrywide Financial                                   126,200               3,295,082
 Federal National Mortgage Association                    64,200               3,625,297
                                                                               6,920,379
FINANCE-OTHER SERVICES (1.48%)
 BBVA Preferred Capital                                  112,100               2,965,045
 National Rural Utilities Cooperative
  Finance 7.40%                                           18,100                 475,487
 National Rural Utilities Cooperative
  Finance 7.625%                                          11,400                 302,328
                                                                               3,742,860
FINANCIAL GUARANTEE INSURANCE (1.98%)
 Ambac Financial Group  5.875%                            55,000               1,383,250
 Ambac Financial Group  5.95%                             41,000               1,035,660
 Ambac Financial Group  7.00%                              3,500                  92,365
 Financial Security Assurance Holdings
  6.25%                                                   60,525               1,557,914
 Financial Security Assurance Holdings
  6.875%                                                   4,000                 105,360
 MBIA                                                      3,100                  81,468
 PMI Group                                                29,000                 746,750
                                                                               5,002,767
GAS-DISTRIBUTION (0.73%)
 AGL Capital Trust II                                     21,400                 563,890
 KeySpan                                                  24,500               1,281,350
                                                                               1,845,240
                                            Shares

                                            Held                               Value

-----------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (2.56%)
                                                                            $
 American General Capital III                             10,700                 281,410
 Delphi Financial Group                                   24,000                 644,400
 Hartford Life Capital II                                 36,300                 941,259
 PLC Capital Trust III                                    29,300                 778,501
 PLC Capital Trust IV                                     31,700                 844,805
 PLC Capital Trust V                                      16,900                 419,965
 Prudential                                               85,000               2,233,800
 Torchmark Capital Trust I                                12,200                 326,594
                                                                               6,470,734
MEDICAL PRODUCTS (0.34%)
 Baxter International                                     15,700                 857,220
MEDICAL-HMO (0.28%)
 Aetna                                                    26,400                 711,480
MISCELLANEOUS INVESTING (9.87%)
 AMB Property                                             49,600               1,252,896
 AvalonBay Communities                                    16,100                 457,562
 BRE Properties  6.75% Series C                           15,000                 378,000
 BRE Properties  6.75% Series D                           20,000                 510,000
 BRE Properties  8.08%                                     6,800                 183,804
 CarrAmerica Realty                                       90,000               2,385,000
 Developers Diversified Realty                           110,000               2,940,300
 Duke Realty  6.60%                                       16,700                 418,335
 Duke Realty  7.99%                                       10,000                 522,188
 Duke Realty  8.45%                                        2,200                  57,794
 Equity Office Properties Trust                           30,000                 800,100
 Equity Residential  Series B                              8,800                 228,976
 Equity Residential  Series D                             12,700                 345,440
 Federal Realty Investment Trust                          87,500               2,341,500
 HRPT Properties Trust  Series A                          13,800                 365,700
 HRPT Properties Trust  Series B                          82,103               2,233,202
 New Plan Excel Realty Trust                              40,000               1,056,000
 Prologis                                                 90,000               2,285,100
 PS Business Parks                                         1,700                  45,262
 Public Storage  Series F                                 11,000                 282,040
 Public Storage  Series Q                                 13,300                 347,928
 Public Storage  Series R                                 29,000                 766,470
 Public Storage  Series S                                  8,700                 231,072
 Public Storage  Series T                                 21,600                 571,104
 Public Storage  Series U                                 30,500                 806,725
 Public Storage  Series V                                 36,800                 982,928
 Realty Income                                             3,000                  78,780
 United Dominion Realty Trust                              2,000                  54,580
 Vornado Realty Trust                                     80,000               1,992,000
                                                                              24,920,786
MONEY CENTER BANKS (4.50%)
 ABN AMRO Capital Funding Trust V                        121,000               2,991,120
 ABN AMRO Capital Funding Trust VI                        15,000                 382,950
 ABN AMRO Capital Funding Trust VII                       35,500                 894,600
 Central Hispano Capital                                  11,500                 302,450
 Chase Capital VIII                                       10,000                 256,800
 JP Morgan Chase Capital IX                               25,100                 659,628
 JP Morgan Chase Capital X                                60,800               1,624,576
 JP Morgan Chase Capital XI                                2,300                  57,201
 JP Morgan Chase Capital XII                             120,600               3,058,416
 National Westminster Bank                                17,500                 452,550
                                            Shares

                                            Held                               Value

-----------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
MONEY CENTER BANKS (CONTINUED)
                                                                            $
 UBS Preferred Funding Trust III                          26,100                 688,518
                                                                              11,368,809
MORTGAGE BANKS (1.50%)
 Abbey National  7.25%                                    30,400                 797,696
 Abbey National  7.375%                                   45,400               1,246,230
 Abbey National  7.375% Series B                          63,700               1,733,277
                                                                               3,777,203
MULTI-LINE INSURANCE (6.22%)
 Hartford Capital III                                     26,800                 707,788
 ING Groep  7.05%                                         73,500               1,977,885
 ING Groep  7.20%                                        149,000               4,042,370
 MetLife                                                  40,800               1,026,528
 PartnerRe  6.50%                                         94,200               2,403,042
 PartnerRe  6.75%                                         53,900               1,388,464
 XL Capital  6.50%                                        98,300               2,408,350
 XL Capital  7.625%                                       43,700               1,170,723
 XL Capital  8.00%                                        20,900                 578,930
                                                                              15,704,080
MULTIMEDIA (0.28%)
 Viacom                                                   26,700                 703,545
OIL COMPANY-EXPLORATION & PRODUCTION (1.16%)
 Nexen                                                   109,000               2,924,470
PIPELINES (0.43%)
 Dominion CNG Capital Trust I                             22,500                 594,900
 TransCanada PipeLines                                    19,200                 497,856
                                                                               1,092,756
PROPERTY & CASUALTY INSURANCE (1.32%)
 ACE                                                     120,000               3,201,600
 Ace Capital Trust I                                       5,000                 127,000
                                                                               3,328,600
REGIONAL BANKS (10.97%)
 BAC Capital Trust I                                      30,800                 810,964
 BAC Capital Trust II                                     17,700                 465,156
 BAC Capital Trust III                                    11,700                 314,028
 BAC Capital Trust IV                                     10,000                 249,600
 Bank One Capital Trust VI                                43,300               1,140,522
 Comerica Capital Trust I                                 23,000                 610,190
 Fleet Capital Trust IV                                   43,400               1,145,326
 Fleet Capital Trust IX                                    7,900                 198,290
 Fleet Capital Trust VI                                   10,100                 260,176
 Fleet Capital Trust VIII                                 15,000                 398,400
 PNC Capital Trust D                                     139,800               3,538,338
 SunTrust Capital IV                                      53,500               1,412,935
 SunTrust Capital V                                       10,200                 269,586
 U.S. Bancorp. Capital III                                50,400               1,319,472
 Union Planter Preferred Funding /1/                          10               1,115,938
 USB Capital IV                                           60,100               1,584,837
 USB Capital V                                            21,400                 569,026
 Wachovia                                                223,000               6,348,810
 Wells Fargo Capital IV                                   22,600                 599,352
 Wells Fargo Capital IX                                   89,000               2,178,720
 Wells Fargo Capital Trust V                              11,200                 301,616
 Wells Fargo Capital Trust VI                             10,000                 265,600
                                            Shares

                                            Held                               Value

-----------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
                                                                            $
 Wells Fargo Capital Trust VII                           103,400               2,593,272
                                                                              27,690,154
REINSURANCE (2.90%)
 Everest Re Capital Trust  6.20%                         102,500               2,477,425
 Everest Re Capital Trust  7.85%                          53,800               1,471,430
 PartnerRe Capital Trust I                                22,000                 588,500
 RenaissanceRe Holdings  6.08%                            40,000                 990,800
 RenaissanceRe Holdings  7.30%                            35,500                 951,755
 RenaissanceRe Holdings  8.10%                            31,000                 844,750
                                                                               7,324,660
SPECIAL PURPOSE ENTITY (3.77%)
 Corporate-Backed Trust Certificates
  Series BLS                                              38,700               1,010,844
 Corporate-Backed Trust Certificates
  Series CIT                                              11,200                 308,351
 Corporate-Backed Trust Certificates
  Series JPM                                              14,200                 367,070
 Corporate-Backed Trust Certificates
  Series KEY  7.75%                                        9,300                 241,800
 Corporate-Backed Trust Certificates
  Series KEY  8.25%                                       13,100                 343,482
 Corporate-Backed Trust Certificates for
  DaimlerChrysler  Series DCX 7.25%                       19,000                 478,800
 Corporate-Backed Trust Certificates for
  DaimlerChrysler  Series DCX 7.875%                      11,300                 291,540
 Corporate-Backed Trust Certificates for
  First Union Institutional Capital I                      7,100                 199,510
 Corporate-Backed Trust Certificates for
  Ford Motor                                               2,200                  56,980
 Corporate-Backed Trust Certificates for
  General Electric Capital Services                       15,200                 410,096
 Corporate-Backed Trust Certificates for
  Safeco Capital Trust I                                   8,700                 228,723
 Corporate-Backed Trust Certificates for
  Southern Capital Trust I                                 2,500                  65,250
 Corporate-Backed Trust Certificates for
  Verizon Global Funding  7.375%                          11,300                 303,970
 Corporate-Backed Trust Certificates for
  Verizon Global Funding  7.625%                          21,600                 584,712
 Corporate-Backed Trust Certificates
  Series BMY                                              16,400                 416,560
 Preferred Plus Trust  7.05%  MSD-1                       24,750                 660,825
 Preferred Plus Trust  7.30%  BLS-1                       14,200                 368,916
 Preferred Plus Trust  8.25%  FMC-1                       19,000                 505,875
 Public Credit & Repackaged Securities
  Trust                                                   10,000                 260,000
 SATURNS  5.75%  Goldman Sachs                            10,900                 264,652
 SATURNS  6.00%  Goldman Sachs                             3,000                  74,430
 SATURNS  7.00%  CSFB                                     19,300                 513,862
 SATURNS  7.125%  BellSouth                               20,100                 518,379
 SATURNS  8.125%  Ford Motor Credit                       12,800                 330,801
 SATURNS  8.25%  Safeco                                    4,300                 115,928
 Trust Certificates 2001-2  IBM                            4,000                 104,440
 Trust Certificates 2001-4  BellSouth                     18,500                 480,260
                                                                               9,506,056
                                            Shares

                                            Held                               Value

-----------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (1.28%)
 ALLTEL                                                   31,000            $  1,557,750
 Telephone & Data Systems                                 46,900               1,244,726
 Verizon New England                                      12,800                 341,376
 Verizon South                                             3,000                  78,210
                                                                               3,222,062
                                         TOTAL PREFERRED STOCKS              195,922,715

                                            Principal

                                            Amount                             Value

-----------------------------------------------------------------------------------------------
BONDS (19.99%)
AGRICULTURAL OPERATIONS (0.81%)
 AgFirst Farm Credit Bank /1/
                                                       $                    $
  7.30%; 12/15/08                                      2,000,000               2,033,260
COMMERCIAL BANKS (5.74%)
 CBA Capital Trust I /1/
  5.81%; 12/31/49                                      2,000,000               2,094,560
 Centura Capital Trust I /1/
  8.85%; 06/01/27                                      1,000,000               1,163,978
 First Empire Capital Trust I
  8.23%; 02/01/27                                      1,500,000               1,699,032
 First Security Capital I
  8.41%; 12/15/26                                      1,000,000               1,117,961
 Popular North America Capital Trust I
  6.56%; 09/15/34                                      1,000,000               1,086,556
 U.S. Bancorp. Capital I
  8.27%; 12/15/26                                      1,000,000               1,136,215
 United Overseas Bank /1/
  5.38%; 09/03/19                                      2,500,000               2,554,532
 Westpac Capital Trust III /1/
  5.82%; 09/30/13                                      1,300,000               1,373,047
 Zions Institiute Capital A Trust
  8.54%; 12/15/26                                      2,000,000               2,270,356
                                                                              14,496,237
ELECTRIC-INTEGRATED (0.40%)
 Georgia Power Capital Trust VI
  4.88%; 11/01/42                                      1,000,000               1,014,180
FINANCE-AUTO LOANS (0.40%)
 General Motors Acceptance
  8.00%; 11/01/31                                      1,000,000               1,011,988
FINANCE-INVESTMENT BANKER & BROKER (1.12%)
 Goldman Sachs Group
  6.35%; 02/15/34                                      1,500,000               1,606,679
 JP Morgan Capital Trust I
  7.54%; 01/15/27                                      1,100,000               1,210,916
                                                                               2,817,595
FINANCE-MORTGAGE LOAN/BANKER (1.20%)
 Countrywide Capital I
  8.00%; 12/15/26                                        500,000                 535,651
 Federal Home Loan Mortgage
  5.88%; 03/21/11                                      1,300,000               1,402,294
                                            Principal

                                            Amount                             Value

-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
 Federal National Mortgage Association
                                                       $                    $
  6.25%; 02/01/11                                      1,000,000               1,096,071
                                                                               3,034,016
LIFE & HEALTH INSURANCE (0.43%)
 MIC Financing Trust I /1/
  8.38%; 02/01/27                                      1,000,000               1,092,526
MONEY CENTER BANKS (3.23%)
 BankAmerica Institute /1/
  8.07%; 12/31/26                                        500,000                 554,099
 Bankers Trust Institutional Capital Trust
  /1/
  7.75%; 12/01/26                                      1,000,000               1,102,366
 BCI U.S. Funding Trust /1/
  8.01%; 07/15/08                                      1,000,000               1,114,491
 BNP Paribas Capital Trust V
  7.20%; 09/30/49                                      1,000,000               1,061,600
 DBS Capital Funding /1/
  7.66%; 03/15/49                                      1,500,000               1,726,257
 Lloyds TSB Bank
  6.90%; 05/22/49                                        990,000               1,039,104
 Royal Bank of Scotland Capital Trust
  6.80%; 12/05/49                                      1,500,000               1,558,950
                                                                               8,156,867
PROPERTY & CASUALTY INSURANCE (0.89%)
 Executive Risk Capital Trust
  8.68%; 02/01/27                                      1,000,000               1,150,765
 W.R. Berkley Capital Trust
  8.20%; 12/15/45                                      1,000,000               1,089,707
                                                                               2,240,472
REAL ESTATE MANAGEMENT & SERVICES (0.43%)
 SocGen Real Estate /1/ /2/
  7.64%; 12/29/49                                      1,000,000               1,089,674
REGIONAL BANKS (2.66%)
 BankBoston
  7.75%; 12/15/26                                      1,000,000               1,102,466
 KeyCorp Capital II
  6.88%; 03/17/29                                      5,000,000               5,595,495
                                                                               6,697,961
REINSURANCE (0.44%)
 RenaissanceRe Capital Trust
  8.54%; 03/01/27                                      1,000,000               1,112,551
SAVINGS & LOANS-THRIFTS (1.17%)
 Dime Capital Trust I
  9.33%; 05/06/27                                        500,000                 577,230
 Great Western Financial
  8.21%; 02/01/27                                      2,131,000               2,381,395
                                                                               2,958,625
SPECIAL PURPOSE ENTITY (1.07%)
 CA Preferred Fund Trust
  7.00%; 10/30/48                                      1,600,000               1,685,536
                                            Principal

                                            Amount                             Value

-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SPECIAL PURPOSE ENTITY (CONTINUED)
 Mangrove Bay Pass-Through Trust /1/
                                                       $                    $
  6.10%; 07/15/33                                      1,000,000               1,019,910
                                                                               2,705,446
                                                    TOTAL BONDS               50,461,398
                                                                            ------------

                           TOTAL PORTFOLIO INVESTMENTS (97.61%)              246,384,113
CASH AND RECEIVABLES, NET OF LIABILITIES (2.39%)                               6,030,524
                                     TOTAL NET ASSETS (100.00%)             $252,414,637
                                                                            --------------


   Contract                   Opening       Current      Unrealized
     Type       Commitment  Market Value  Market Value   Gain (Loss)
---------------------------------------------------------------------
FUTURES CONTRACTS
                  Sell      $25,898,328   $26,157,890    $(259,562)



233 U.S. 10
Year Note                    23,225,656    23,657,812
March, 2005                                               (432,156)
Futures

206 U.S. Long
Bond              Sell
March, 2005
Futures


/1 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $18,377,701 or 7.28% of net assets.
/2 /Variable rate.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  6,921,219
Unrealized Depreciation                          (846,680)
                                             ------------
Net Unrealized Appreciation (Depreciation)      6,074,539
Cost for federal income tax purposes         $239,706,767

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2010 FUND

                          JANUARY 31, 2005 (UNAUDITED)


                                                      Shares

                                                      Held                             Value

-------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.96%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL CLASS (99.96%) /1/
                                                                                    $
 Bond & Mortgage Securities Fund                              10,475,189             113,865,307
 International Fund II                                         2,586,784              26,074,781
 LargeCap Blend Fund I                                         3,022,347              41,194,595
 LargeCap Growth Fund                                          2,563,987              16,537,714
 LargeCap Value Fund                                           1,111,396              12,080,872
 Money Market Fund                                            34,939,502              34,939,502
 Partners LargeCap Growth Fund II                              2,076,960              16,449,520
 Partners LargeCap Value Fund                                  1,668,221              21,837,011
 Preferred Securities Fund                                     2,531,421              27,946,887
 Real Estate Securities Fund                                   2,822,628              49,170,187
 SmallCap S&P 600 Index Fund                                   1,132,383              17,608,559
                                             TOTAL INVESTMENT COMPANIES              377,704,935
                                                                                    ------------

                                   TOTAL PORTFOLIO INVESTMENTS (99.96%)              377,704,935
CASH AND RECEIVABLES, NET OF LIABILITIES (0.04%)                                         154,929
                                             TOTAL NET ASSETS (100.00%)             $377,859,864
                                                                                    --------------



/1 /Affiliated securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 27,057,040
Unrealized Depreciation                        (1,367,971)
                                             ------------
Net Unrealized Appreciation (Depreciation)     25,689,069
Cost for federal income tax purposes         $352,015,866

 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX
 BASIS)
                             OCTOBER 31, 2004                  PURCHASES                     SALES
                         ------------------------  ---------------------------------  -------------------
                           SHARES        COST        SHARES                 COST      SHARES    PROCEEDS
                         ----------  ------------  ----------            -----------  -------  ----------
 PRINCIPAL LIFETIME
 2010 FUND
 Bond & Mortgage          8,791,246  $ 94,471,234   1,786,284            $19,390,666  102,341  $1,105,411
 Securities Fund
 International Fund II    2,024,496    15,732,800     583,940              5,906,261   21,652     231,780
 LargeCap Blend Fund I    2,549,511    32,527,690     501,754              6,837,382   28,918     392,243
 LargeCap Growth Fund     2,165,588    12,621,188     423,444              2,727,848   25,045     160,463
 LargeCap Value Fund        904,133     8,603,177     217,429              2,381,589   10,166     114,107
 Money Market Fund       28,551,664    28,551,664   6,726,592              6,726,592  338,754     338,754
 Partners LargeCap        1,731,675    12,140,259     365,397              2,928,497   20,112     160,464
 Growth Fund II
 Partners LargeCap        1,393,442    14,992,739     290,371              3,832,608   15,592     206,819
 Value Fund
 Preferred Securities     2,049,577    22,301,108     505,305              5,631,224   23,461     267,438
 Fund
 Real Estate Securities   2,348,399    33,677,416     550,234             10,321,010   76,005   1,427,901
 Fund
 SmallCap S&P 600 Index                11,208,962     197,033              3,062,337   10,044     160,462
 Fund                       945,394  ------------  ----------            -----------  -------  ----------
                         ----------
                         53,455,125  $286,828,237  12,147,783            $69,746,014  672,090  $4,565,842
                         ==========  ============  ==========            ===========  =======  ==========
 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX
 BASIS)
                             JANUARY 31, 2005
                         ------------------------
                           SHARES         COST
                         ----------  --------------
 PRINCIPAL LIFETIME
 2010 FUND
 Bond & Mortgage         10,475,189   $112,756,489
 Securities Fund
 International Fund II    2,586,784     21,409,519
 LargeCap Blend Fund I    3,022,347     38,972,896
 LargeCap Growth Fund     2,563,987     15,188,690
 LargeCap Value Fund      1,111,396     10,870,866
 Money Market Fund       34,939,502     34,939,502
 Partners LargeCap        2,076,960     14,908,547
 Growth Fund II
 Partners LargeCap        1,668,221     18,618,605
 Value Fund
 Preferred Securities     2,531,421     27,664,894
 Fund
 Real Estate Securities   2,822,628     42,573,178
 Fund
 SmallCap S&P 600 Index                 14,112,680
 Fund                     1,132,383  -------------
                         ----------
                         64,930,818   $352,015,866
                         ==========  =============

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2010 FUND

                          JANUARY 31, 2005 (UNAUDITED)

                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS    REALIZED GAIN/LOSS FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2010 FUND
 Bond & Mortgage                 $1,106,381                $   --                 $   68,056
 Securities Fund
 International Fund II              956,836                 2,238                  1,129,893
 LargeCap Blend Fund I              231,468                    67                    142,091
 LargeCap Growth Fund                83,557                   117                         --
 LargeCap Value Fund                135,152                   207                    366,052
 Money Market Fund                  144,200                    --                         --
 Partners LargeCap                  128,017                   255                    156,188
 Growth Fund II
 Partners LargeCap                  274,043                    77                    150,367
 Value Fund
 Preferred Securities             1,224,072                    --                         --
 Fund
 Real Estate Securities           1,382,969                 2,653                  1,886,597
 Fund
 SmallCap S&P 600 Index                                     1,843                    194,373
 Fund                               223,673                ------                 ----------
                                 ----------
                                 $5,890,368                $7,457                 $4,093,617
                                 ==========                ======                 ========

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2020 FUND

                          JANUARY 31, 2005 (UNAUDITED)


                                                      Shares

                                                      Held                             Value

-------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.41%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL CLASS (99.41%) /1/
                                                                                    $
 Bond & Mortgage Securities Fund                              13,380,318             145,444,058
 International Fund II                                         5,647,949              56,931,327
 LargeCap Blend Fund I                                         6,980,028              95,137,783
 LargeCap Growth Fund                                          5,534,224              35,695,745
 LargeCap Value Fund                                           2,387,943              25,956,945
 Partners LargeCap Growth Fund II                              4,485,278              35,523,399
 Partners LargeCap Value Fund                                  3,610,768              47,264,947
 Partners SmallCap Growth Fund II /2/                          1,011,369               8,475,269
 Preferred Securities Fund                                     3,530,321              38,974,741
 Real Estate Securities Fund                                   3,044,649              53,037,794
 SmallCap S&P 600 Index Fund                                     940,372              14,622,789
 SmallCap Value Fund /2/                                         544,734               8,786,564
                                             TOTAL INVESTMENT COMPANIES              565,851,361
                                                                                    ------------

                                   TOTAL PORTFOLIO INVESTMENTS (99.41%)              565,851,361
CASH AND RECEIVABLES, NET OF LIABILITIES (0.59%)                                       3,336,783
                                             TOTAL NET ASSETS (100.00%)             $569,188,144
                                                                                    --------------



/1 /Affiliated securities.
/2 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 42,819,587
Unrealized Depreciation                        (2,063,762)
                                             ------------
Net Unrealized Appreciation (Depreciation)     40,755,825
Cost for federal income tax purposes         $525,095,536

AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX
BASIS)
                            OCTOBER 31, 2004                  PURCHASES                     SALES
                        ------------------------  ---------------------------------  -------------------
                          SHARES        COST       SHARES                  COST      SHARES    PROCEEDS
                        ----------  ------------  ---------            ------------  -------  ----------
PRINCIPAL LIFETIME
2020 FUND
Bond & Mortgage         10,988,650  $118,088,738  2,452,831            $ 26,631,819   61,163  $  660,565
Securities Fund
International Fund II    4,329,740    35,321,876  1,340,320              13,569,002   22,111     236,805
LargeCap Blend Fund I    5,761,231    73,507,288  1,250,024              16,989,656   31,227     423,759
LargeCap Growth Fund     4,571,416    26,801,270    988,085               6,346,526   25,277     162,025
LargeCap Value Fund      1,901,005    18,352,838    497,149               5,441,110   10,211     114,664
Partners LargeCap        3,658,200    26,139,597    847,381               6,779,780   20,303     162,025
Growth Fund II
Partners LargeCap        2,951,892    32,397,562    674,654               8,888,148   15,778     209,386
Value Fund
Partners SmallCap          824,452     5,670,095    191,280               1,617,690    4,363      37,391
Growth Fund II
Preferred Securities     2,797,632    30,528,379    747,994               8,352,108   15,305     174,490
Fund
Real Estate Securities   2,436,780    34,539,448    618,820              11,596,346   10,951     211,879
Fund
SmallCap S&P 600 Index     768,943     9,505,824    175,326               2,718,674    3,897      62,317
Fund
SmallCap Value Fund        421,381     5,747,121    125,488               2,055,093    2,135      37,390
                        ----------  ------------  ---------            ------------  -------  ----------
                        41,411,322  $416,600,036  9,909,352            $110,985,952  222,721  $2,492,696
                        ==========  ============  =========            ============  =======  ==========
AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX
BASIS)
                            JANUARY 31, 2005
                        ------------------------
                          SHARES         COST
                        ----------  --------------
PRINCIPAL LIFETIME
2020 FUND
Bond & Mortgage         13,380,318   $144,059,992
Securities Fund
International Fund II    5,647,949     48,655,270
LargeCap Blend Fund I    6,980,028     90,073,185
LargeCap Growth Fund     5,534,224     32,985,771
LargeCap Value Fund      2,387,943     23,679,398
Partners LargeCap        4,485,278     32,757,419
Growth Fund II
Partners LargeCap        3,610,768     41,076,324
Value Fund
Partners SmallCap        1,011,369      7,250,397
Growth Fund II
Preferred Securities     3,530,321     38,705,997
Fund
Real Estate Securities   3,044,649     45,924,047
Fund
SmallCap S&P 600 Index     940,372     12,162,584
Fund
SmallCap Value Fund        544,734      7,765,152
                        ----------  -------------
                        51,097,953   $525,095,536
                        ==========  =============

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2020 FUND

                          JANUARY 31, 2005 (UNAUDITED)

                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS    REALIZED GAIN/LOSS FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2020 FUND
 Bond & Mortgage                 $1,407,777                $   --                 $   86,961
 Securities Fund
 International Fund II            2,090,511                 1,197                  2,467,085
 LargeCap Blend Fund I              535,810                    --                    328,172
 LargeCap Growth Fund               180,827                    --                         --
 LargeCap Value Fund                291,150                   114                    786,542
 Partners LargeCap                  276,763                    67                    337,319
 Growth Fund II
 Partners LargeCap                  594,694                    --                    325,474
 Value Fund
 Partners SmallCap                       --                     3                    194,836
 Growth Fund II
 Preferred Securities             1,712,124                    --                         --
 Fund
 Real Estate Securities           1,495,404                   132                  2,038,105
 Fund
 SmallCap S&P 600 Index             185,853                   403                    161,399
 Fund
 SmallCap Value Fund                327,695                   328                    304,544
                                 ----------                ------                 ----------
                                 $9,098,608                $2,244                 $7,030,437
                                 ==========                ======                 ========

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2030 FUND

                          JANUARY 31, 2005 (UNAUDITED)


                                                      Shares

                                                      Held                             Value

-------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.07%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL CLASS (100.07%) /1/
                                                                                   $
 Bond & Mortgage Securities Fund                              8,737,658              94,978,342
 International Fund II                                        5,676,609              57,220,218
 LargeCap Blend Fund I                                        7,103,846              96,825,416
 LargeCap Growth Fund                                         5,514,859              35,570,839
 LargeCap Value Fund                                          2,380,544              25,876,511
 Partners LargeCap Growth Fund II                             4,473,197              35,427,723
 Partners LargeCap Value Fund                                 3,610,516              47,261,650
 Partners SmallCap Growth Fund II /2/                         1,167,170               9,780,886
 Preferred Securities Fund                                    2,183,154              24,102,020
 Real Estate Securities Fund                                  2,193,528              38,211,263
 SmallCap S&P 600 Index Fund                                    978,330              15,213,031
 SmallCap Value Fund /2/                                        629,939              10,160,922
                                            TOTAL INVESTMENT COMPANIES              490,628,821
                                                                                   ------------

                                 TOTAL PORTFOLIO INVESTMENTS (100.07%)              490,628,821
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.07%)                                      (358,370)
                                            TOTAL NET ASSETS (100.00%)             $490,270,451
                                                                                   ---------------

/1 /Affiliated securities.
/2 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 44,985,724
Unrealized Depreciation                        (1,345,568)
                                             ------------
Net Unrealized Appreciation (Depreciation)     43,640,156
Cost for federal income tax purposes         $446,988,665

 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX
 BASIS)
                             OCTOBER 31, 2004                 PURCHASES                     SALES
                         ------------------------  --------------------------------  -------------------
                           SHARES        COST       SHARES                 COST      SHARES    PROCEEDS
                         ----------  ------------  ---------            -----------  -------  ----------
 PRINCIPAL LIFETIME
 2030 FUND
 Bond & Mortgage          7,531,248  $ 80,789,318  1,271,116            $13,800,209   64,706  $  700,520
 Securities Fund
 International Fund II    4,549,580    36,285,124  1,164,595             11,768,956   37,566     385,286
 LargeCap Blend Fund I    6,143,074    78,379,923  1,012,333             13,704,167   51,561     700,520
 LargeCap Growth Fund     4,776,109    27,667,906    779,685              4,984,267   40,935     262,695
 LargeCap Value Fund      1,985,411    18,794,729    412,086              4,500,583   16,953     185,638
 Partners LargeCap        3,824,982    27,058,266    681,123              5,433,124   32,908     262,694
 Growth Fund II
 Partners LargeCap        3,091,710    33,371,717    544,586              7,152,597   25,780     339,752
 Value Fund
 Partners SmallCap          995,896     6,846,375    179,557              1,512,751    8,283      70,052
 Growth Fund II
 Preferred Securities     1,814,697    19,736,699    384,161              4,282,187   15,704     175,130
 Fund
 Real Estate Securities   1,827,439    25,684,669    379,104              7,096,596   13,015     245,182
 Fund
 SmallCap S&P 600 Index     836,671    10,437,765    148,402              2,293,020    6,743     105,078
 Fund
 SmallCap Value Fund        509,545     6,872,546    124,612              2,036,114    4,218      70,051
                         ----------  ------------  ---------            -----------  -------  ----------
                         37,886,362  $371,925,037  7,081,360            $78,564,571  318,372  $3,502,598
                         ==========  ============  =========            ===========  =======  ==========
 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX
 BASIS)
                             JANUARY 31, 2005
                         ------------------------
                           SHARES         COST
                         ----------  --------------
 PRINCIPAL LIFETIME
 2030 FUND
 Bond & Mortgage          8,737,658   $ 93,889,007
 Securities Fund
 International Fund II    5,676,609     47,669,584
 LargeCap Blend Fund I    7,103,846     91,383,570
 LargeCap Growth Fund     5,514,859     32,389,527
 LargeCap Value Fund      2,380,544     23,109,850
 Partners LargeCap        4,473,197     32,228,811
 Growth Fund II
 Partners LargeCap        3,610,516     40,184,562
 Value Fund
 Partners SmallCap        1,167,170      8,289,074
 Growth Fund II
 Preferred Securities     2,183,154     23,843,767
 Fund
 Real Estate Securities   2,193,528     32,536,208
 Fund
 SmallCap S&P 600 Index     978,330     12,625,931
 Fund
 SmallCap Value Fund        629,939      8,838,774
                         ----------  -------------
                         44,649,350   $446,988,665
                         ==========  =============

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2030 FUND

                          JANUARY 31, 2005 (UNAUDITED)

                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS    REALIZED GAIN/LOSS FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2030 FUND
 Bond & Mortgage                 $  941,084                $   --                 $   58,877
 Securities Fund
 International Fund II            2,165,249                   790                  2,563,570
 LargeCap Blend Fund I              558,022                    --                    345,896
 LargeCap Growth Fund               184,174                    49                         --
 LargeCap Value Fund                296,533                   176                    811,984
 Partners LargeCap                  284,447                   115                    348,584
 Growth Fund II
 Partners LargeCap                  607,485                    --                    336,990
 Value Fund
 Partners SmallCap                       --                    --                    232,726
 Growth Fund II
 Preferred Securities             1,082,125                    11                         --
 Fund
 Real Estate Securities           1,103,399                   125                  1,513,110
 Fund
 SmallCap S&P 600 Index             199,298                   224                    173,685
 Fund
 SmallCap Value Fund                391,888                   165                    364,202
                                 ----------                ------                 ----------
                                 $7,813,704                $1,655                 $6,749,624
                                 ==========                ======                 ========

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2040 FUND

                          JANUARY 31, 2005 (UNAUDITED)


                                                      Shares

                                                      Held                            Value

------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.71%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL CLASS (99.71%) /1/
                                                                                   $
 Bond & Mortgage Securities Fund                              2,191,438              23,820,936
 International Fund II                                        2,480,287              25,001,289
 LargeCap Blend Fund I                                        3,156,053              43,017,001
 LargeCap Growth Fund                                         2,506,643              16,167,848
 LargeCap Value Fund                                          1,058,834              11,509,526
 Partners LargeCap Growth Fund II                             2,007,719              15,901,132
 Partners LargeCap Value Fund                                 1,636,750              21,425,061
 Partners SmallCap Growth Fund II /2/                           564,109               4,727,234
 Preferred Securities Fund                                      589,133               6,504,028
 Real Estate Securities Fund                                    535,380               9,326,321
 SmallCap S&P 600 Index Fund                                    439,903               6,840,497
 SmallCap Value Fund /2/                                        303,296               4,892,161
                                            TOTAL INVESTMENT COMPANIES              189,133,034
                                                                                   ------------

                                  TOTAL PORTFOLIO INVESTMENTS (99.71%)              189,133,034
CASH AND RECEIVABLES, NET OF LIABILITIES (0.29%)                                        544,395
                                            TOTAL NET ASSETS (100.00%)             $189,677,429
                                                                                   --------------



/1 /Affiliated securities.
/2 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 16,106,126
Unrealized Depreciation                          (527,041)
                                             ------------
Net Unrealized Appreciation (Depreciation)     15,579,085
Cost for federal income tax purposes         $173,553,949

 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX
 BASIS)
                             OCTOBER 31, 2004                 PURCHASES                     SALES
                         ------------------------  --------------------------------  -------------------
                           SHARES        COST       SHARES                 COST      SHARES    PROCEEDS
                         ----------  ------------  ---------            -----------  -------  ----------
 PRINCIPAL LIFETIME
 2040 FUND
 Bond & Mortgage          1,778,733  $ 19,079,171    504,593            $ 5,476,259   91,888  $  998,667
 Securities Fund
 International Fund II    1,881,539    15,361,201    695,488              7,036,473   96,740     960,257
 LargeCap Blend Fund I    2,574,878    32,854,633    709,459              9,649,003  128,284   1,766,872
 LargeCap Growth Fund     2,046,940    11,977,055    562,703              3,624,145  103,000     676,021
 LargeCap Value Fund        832,956     8,024,721    268,374              2,933,796   42,496     468,606
 Partners LargeCap        1,618,539    11,535,465    472,038              3,777,180   82,858     668,339
 Growth Fund II
 Partners LargeCap        1,322,498    14,574,563    379,909              5,006,400   65,657     875,754
 Value Fund
 Partners SmallCap          454,565     3,198,432    131,804              1,115,048   22,260     192,051
 Growth Fund II
 Preferred Securities       461,406     5,031,512    151,239              1,695,021   23,512     268,871
 Fund
 Real Estate Securities     423,737     6,204,648    129,804              2,432,966   18,161     345,693
 Fund
 SmallCap S&P 600 Index     355,694     4,474,562    101,288              1,571,384   17,079     268,873
 Fund
 SmallCap Value Fund        231,973     3,230,732     83,090              1,358,577   11,767     192,052
                         ----------  ------------  ---------            -----------  -------  ----------
                         13,983,458  $135,546,695  4,189,789            $45,676,252  703,702  $7,682,056
                         ==========  ============  =========            ===========  =======  ==========
 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX
 BASIS)
                             JANUARY 31, 2005
                         ------------------------
                           SHARES         COST
                         ----------  --------------
 PRINCIPAL LIFETIME
 2040 FUND
 Bond & Mortgage          2,191,438   $ 23,556,763
 Securities Fund
 International Fund II    2,480,287     21,437,426
 LargeCap Blend Fund I    3,156,053     40,738,273
 LargeCap Growth Fund     2,506,643     14,927,672
 LargeCap Value Fund      1,058,834     10,492,772
 Partners LargeCap        2,007,719     14,645,814
 Growth Fund II
 Partners LargeCap        1,636,750     18,705,445
 Value Fund
 Partners SmallCap          564,109      4,121,877
 Growth Fund II
 Preferred Securities       589,133      6,458,147
 Fund
 Real Estate Securities     535,380      8,293,943
 Fund
 SmallCap S&P 600 Index     439,903      5,777,850
 Fund
 SmallCap Value Fund        303,296      4,397,967
                         ----------  -------------
                         17,469,545   $173,553,949
                         ==========  =============

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2040 FUND

                          JANUARY 31, 2005 (UNAUDITED)

                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS    REALIZED GAIN/LOSS FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2040 FUND
 Bond & Mortgage                 $  229,393               $    --                 $   14,273
 Securities Fund
 International Fund II              919,714                     9                  1,085,419
 LargeCap Blend Fund I              242,738                 1,509                    148,601
 LargeCap Growth Fund                82,082                 2,493                         --
 LargeCap Value Fund                129,353                 2,861                    349,149
 Partners LargeCap                  124,118                 1,508                    151,250
 Growth Fund II
 Partners LargeCap                  270,086                   236                    147,733
 Value Fund
 Partners SmallCap                       --                   448                    108,780
 Growth Fund II
 Preferred Securities               286,246                   485                         --
 Fund
 Real Estate Securities             263,170                 2,022                    358,513
 Fund
 SmallCap S&P 600 Index              87,040                   777                     75,569
 Fund
 SmallCap Value Fund                182,605                   710                    169,704
                                 ----------               -------                 ----------
                                 $2,816,545               $13,058                 $2,608,991
                                 ==========               =======                 ========

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2050 FUND

                          JANUARY 31, 2005 (UNAUDITED)


                                                    Shares

                                                    Held                            Value

---------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.72%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL CLASS (99.72%) /1/
                                                                                 $
 Bond & Mortgage Securities Fund                              535,235              5,818,001
 International Fund II                                      1,303,525             13,139,529
 LargeCap Blend Fund I                                      1,582,538             21,569,990
 LargeCap Growth Fund                                       1,259,884              8,126,254
 LargeCap Value Fund                                          541,280              5,883,718
 Partners LargeCap Growth Fund II                           1,011,051              8,007,527
 Partners LargeCap Value Fund                                 819,046             10,721,313
 Partners SmallCap Growth Fund II /2/                         305,433              2,559,528
 Preferred Securities Fund                                    152,729              1,686,128
 Real Estate Securities Fund                                  108,846              1,896,093
 SmallCap S&P 600 Index Fund                                  227,435              3,536,612
 SmallCap Value Fund /2/                                      164,727              2,657,042
                                          TOTAL INVESTMENT COMPANIES              85,601,735
                                                                                 -----------

                                TOTAL PORTFOLIO INVESTMENTS (99.72%)              85,601,735
CASH AND RECEIVABLES, NET OF LIABILITIES (0.28%)                                     241,052
                                          TOTAL NET ASSETS (100.00%)             $85,842,787
                                                                                 -------------



/1 /Affiliated securities.
/2 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 7,958,928
Unrealized Depreciation                         (207,842)
                                             -----------
Net Unrealized Appreciation (Depreciation)     7,751,086
Cost for federal income tax purposes         $77,850,649

 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX BASIS)

                                  OCTOBER 31, 2004                PURCHASES                   SALES           JANUARY 31, 2005
                               ----------------------  --------------------------------  ----------------  ----------------------
                                SHARES       COST       SHARES                 COST      SHARES  PROCEEDS   SHARES        COST
                               ---------  -----------  ---------            -----------  ------  --------  ---------  -------------
 PRINCIPAL LIFETIME 2050 FUND
 Bond & Mortgage Securities      443,902  $ 4,772,935     96,430            $ 1,046,718   5,097  $ 55,272    535,235   $ 5,764,381
 Fund
 International Fund II         1,008,552    8,245,226    306,248              3,095,731  11,275   114,493  1,303,525    11,226,486
 LargeCap Blend Fund I         1,318,738   16,825,497    278,581              3,791,310  14,781   201,349  1,582,538    20,415,547
 LargeCap Growth Fund          1,050,799    6,152,691    221,080              1,422,964  11,995    77,382  1,259,884     7,498,283
 LargeCap Value Fund             435,024    4,188,739    111,251              1,217,064   4,995    54,484    541,280     5,351,343
 Partners LargeCap Growth        832,341    5,924,824    188,305              1,505,990   9,595    76,591  1,011,051     7,354,232
 Fund II
 Partners LargeCap Value Fund    675,921    7,393,247    150,686              1,985,328   7,561    99,490    819,046     9,279,093
 Partners SmallCap Growth        251,215    1,799,880     57,025                481,756   2,807    23,689    305,433     2,257,957
 Fund II
 Preferred Securities Fund       122,220    1,337,689     31,929                356,153   1,420    15,792    152,729     1,678,050
 Real Estate Securities Fund      87,866    1,247,921     21,831                408,312     851    15,792    108,846     1,640,444
 SmallCap S&P 600 Index Fund     187,691    2,383,317     41,782                647,910   2,038    31,585    227,435     2,999,662
 SmallCap Value Fund             128,606    1,794,848     37,569                614,003   1,448    23,689    164,727     2,385,171
                               ---------  -----------  ---------            -----------  ------  --------  ---------  ------------
                               6,542,875  $62,066,814  1,542,717            $16,573,239  73,863  $789,608  8,011,729   $77,850,649
                               =========  ===========  =========            ===========  ======  ========  =========  ============

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2050 FUND

                          JANUARY 31, 2005 (UNAUDITED)

                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS    REALIZED GAIN/LOSS FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2050 FUND
 Bond & Mortgage                 $   56,267                 $ --                  $    3,477
 Securities Fund
 International Fund II              482,310                   22                     568,974
 LargeCap Blend Fund I              121,563                   89                      74,340
 LargeCap Growth Fund                41,200                   10                          --
 LargeCap Value Fund                 66,054                   24                     178,135
 Partners LargeCap                   62,367                    9                      75,959
 Growth Fund II
 Partners LargeCap                  135,009                    8                      73,764
 Value Fund
 Partners SmallCap                       --                   10                      58,766
 Growth Fund II
 Preferred Securities                74,160                   --                          --
 Fund
 Real Estate Securities              53,479                    3                      72,840
 Fund
 SmallCap S&P 600 Index              44,927                   20                      38,998
 Fund
 SmallCap Value Fund                 99,004                    9                      92,010
                                 ----------                 ----                  ----------
                                 $1,236,340                 $204                  $1,237,263
                                 ==========                 ====                  ========

                            SCHEDULE OF INVESTMENTS
                    PRINCIPAL LIFETIME STRATEGIC INCOME FUND
                          JANUARY 31, 2005 (UNAUDITED)


                                                                   Shares

                                                                   Held                              Value

---------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.69%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL CLASS (100.69%) /1/
                                                                                                 $
 Bond & Mortgage Securities Fund                                            6,276,799              68,228,809
 International Fund II                                                        712,631               7,183,318
 LargeCap Blend Fund I                                                        779,603              10,625,995
 LargeCap Growth Fund                                                         679,248               4,381,153
 LargeCap Value Fund                                                          286,519               3,114,461
 Money Market Fund                                                         39,357,715              39,357,716
 Partners LargeCap Growth Fund II                                             525,865               4,164,850
 Partners LargeCap Value Fund                                                 429,368               5,620,430
 Preferred Securities Fund                                                  1,303,553              14,391,229
 Real Estate Securities Fund                                                1,841,921              32,086,271
 SmallCap S&P 600 Index Fund                                                  258,355               4,017,425
                                                          TOTAL INVESTMENT COMPANIES              193,171,657
                                                                                                 ------------

                                               TOTAL PORTFOLIO INVESTMENTS (100.69%)              193,171,657
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.69%)                                                  (1,319,872)
                                                          TOTAL NET ASSETS (100.00%)             $191,851,785
                                                                                                 ---------------



/1 /Affiliated securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  9,293,739
Unrealized Depreciation                          (854,185)
                                             ------------
Net Unrealized Appreciation (Depreciation)      8,439,554
Cost for federal income tax purposes         $184,732,103

 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX
 BASIS)
                             OCTOBER 31, 2004                  PURCHASES                      SALES
                         ------------------------  ---------------------------------  ----------------------
                           SHARES        COST        SHARES                 COST       SHARES     PROCEEDS
                         ----------  ------------  ----------            -----------  ---------  -----------
 PRINCIPAL LIFETIME
 STRATEGIC INCOME FUND
 Bond & Mortgage          4,558,426  $ 48,976,413   2,209,518            $23,966,255    491,145  $ 5,322,855
 Securities Fund
 International Fund II      487,961     3,653,327     272,497              2,775,134     47,827      517,499
 LargeCap Blend Fund I      571,724     7,292,594     267,035              3,649,108     59,156      813,214
 LargeCap Growth Fund       497,798     2,791,131     233,719              1,510,070     52,268      340,071
 LargeCap Value Fund        202,793     1,897,590     104,700              1,150,274     20,974      236,572
 Money Market Fund       27,557,270    27,557,270  14,831,516             14,831,516  3,031,070    3,031,070
 Partners LargeCap          380,318     2,569,790     185,525              1,488,698     39,978      325,286
 Growth Fund II
 Partners LargeCap          312,026     3,291,984     149,456              1,975,547     32,114      428,786
 Value Fund
 Preferred Securities       914,936     9,962,125     485,744              5,415,564     97,127    1,108,928
 Fund
 Real Estate Securities   1,383,177    20,453,590     654,069             12,252,291    195,324    3,765,713
 Fund
 SmallCap S&P 600 Index                 2,043,733      88,385              1,380,028     18,391      295,714
 Fund                       188,361  ------------  ----------            -----------  ---------  -----------
                         ----------
                         37,054,790  $130,489,547  19,482,164            $70,394,485  4,085,374  $16,185,708
                         ==========  ============  ==========            ===========  =========  ===========
 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX
 BASIS)
                             JANUARY 31, 2005
                         ------------------------
                           SHARES         COST
                         ----------  --------------
 PRINCIPAL LIFETIME
 STRATEGIC INCOME FUND
 Bond & Mortgage          6,276,799   $ 67,620,110
 Securities Fund
 International Fund II      712,631      5,914,007
 LargeCap Blend Fund I      779,603     10,128,517
 LargeCap Growth Fund       679,249      3,961,634
 LargeCap Value Fund        286,519      2,811,357
 Money Market Fund       39,357,716     39,357,716
 Partners LargeCap          525,865      3,734,248
 Growth Fund II
 Partners LargeCap          429,368      4,838,881
 Value Fund
 Preferred Securities     1,303,553     14,271,004
 Fund
 Real Estate Securities   1,841,922     28,966,238
 Fund
 SmallCap S&P 600 Index                  3,128,391
 Fund                       258,355  -------------
                         ----------
                         52,451,580   $184,732,103
                         ==========  =============

                            SCHEDULE OF INVESTMENTS
                    PRINCIPAL LIFETIME STRATEGIC INCOME FUND

                          JANUARY 31, 2005 (UNAUDITED)

                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS    REALIZED GAIN/LOSS FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 STRATEGIC INCOME FUND
 Bond & Mortgage                 $  600,096               $   297                 $   35,533
 Securities Fund
 International Fund II              232,682                 3,045                    274,197
 LargeCap Blend Fund I               52,638                    29                     32,068
 LargeCap Growth Fund                19,502                   504                         --
 LargeCap Value Fund                 30,760                    65                     82,597
 Money Market Fund                  146,021                    --                         --
 Partners LargeCap                   28,403                 1,046                     34,534
 Growth Fund II
 Partners LargeCap                   62,264                   136                     33,871
 Value Fund
 Preferred Securities               555,017                 2,243                         --
 Fund
 Real Estate Securities             798,710                26,070                  1,084,414
 Fund
 SmallCap S&P 600 Index                                       344                     38,955
 Fund                                44,928               -------                 ----------
                                 ----------
                                 $2,571,021               $33,779                 $1,616,169
                                 ==========               =======                 ========

                            SCHEDULE OF INVESTMENTS
                          REAL ESTATE SECURITIES FUND

                          JANUARY 31, 2005 (UNAUDITED)


                                              Shares

                                              Held                                 Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (97.69%)
PUBLICLY TRADED INVESTMENT FUND (4.45%)
 iShares Cohen & Steers Realty Majors Index                                    $
  Fund                                                      110,313              13,654,543
 iShares Dow Jones US Real Estate Index Fund                 67,905               7,697,032
                                                                                 21,351,575
REAL ESTATE INVESTMENT TRUSTS (93.24%)
 Acadia Realty Trust                                        216,926               3,483,832
 AMB Property                                               231,126               8,604,821
 Archstone-Smith Trust                                      381,100              13,071,730
 Arden Realty                                                60,500               2,040,060
 AvalonBay Communities                                      243,800              16,315,096
 BioMed Realty Trust                                        235,676               4,701,736
 Boston Properties                                          429,055              24,790,798
 BRE Properties                                              58,700               2,158,399
 Brookfield Properties                                      519,800              18,972,700
 Camden Property Trust                                      105,795               4,793,571
 Capital Automotive                                         148,560               4,853,455
 Catellus Development                                       104,051               2,790,648
 CBL & Associates Properties                                211,038              14,515,194
 CenterPoint Properties Trust                               304,340              12,919,233
 Corporate Office Properties Trust                          288,107               7,412,993
 Developers Diversified Realty                              376,200              14,953,950
 Education Realty Trust /1/                                  92,323               1,550,103
 Entertainment Properties Trust                             106,844               4,499,201
 Equity Office Properties Trust                             388,338              10,865,697
 Equity Residential Properties Trust                        349,900              11,035,846
 Essex Property Trust                                       109,500               7,878,525
 Extra Space Storage                                        149,503               1,939,054
 Federal Realty Investment Trust                             53,232               2,511,486
 General Growth Properties                                  226,802               7,205,500
 Hilton Hotels                                              108,124               2,405,759
 Host Marriott                                              820,465              13,127,440
 Kilroy Realty                                               19,600                 765,968
 Kimco Realty                                               407,300              21,578,754
 LaSalle Hotel Properties                                   239,641               7,270,708
 Macerich                                                   136,000               7,780,560
 Mid-America Apartment Communities                          103,600               3,918,152
 Mills                                                      246,457              13,784,340
 Pan Pacific Retail Properties                              209,099              12,104,741
 Prologis Trust                                             509,000              19,413,260
 Public Storage                                             306,300              16,083,813
 Regency Centers                                             75,110               3,710,434
 Simon Property Group                                       556,515              33,001,339
 SL Green Realty                                            341,407              18,173,095
 Spirit Finance /1/                                         137,897               1,640,974
 Starwood Hotels & Resorts Worldwide                        388,100              22,467,109
 Summit Properties                                           55,217               1,681,358
 Tanger Factory Outlet Centers                              192,134               4,534,362
 Taubman Centers                                            160,443               4,333,565
 United Dominion Realty Trust                               247,608               5,501,850
 Ventas                                                     458,510              11,737,856
 Vornado Realty Trust                                       256,800              17,755,152
                                                                                446,634,217
                                               TOTAL COMMON STOCKS              467,985,792

                                              Principal
                                              Amount                               Value

---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.85%)
FINANCE-MORTGAGE LOAN/BANKER (2.85%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                         $                     $
  2.30%; 02/01/05                                        13,652,105              13,652,105
                                            TOTAL COMMERCIAL PAPER               13,652,105
                                                                               ------------

                             TOTAL PORTFOLIO INVESTMENTS (100.54%)              481,637,897
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.54%)                                (2,609,960)
                                        TOTAL NET ASSETS (100.00%)             $479,027,937
                                                                               ---------------



/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 74,151,898
Unrealized Depreciation                        (3,834,887)
                                             ------------
Net Unrealized Appreciation (Depreciation)     70,317,011
Cost for federal income tax purposes         $411,320,886

                            SCHEDULE OF INVESTMENTS
                              SMALLCAP BLEND FUND

                          JANUARY 31, 2005 (UNAUDITED)

                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (97.14%)
AEROSPACE & DEFENSE EQUIPMENT (1.62%)
                                                                                $
 Armor Holdings /1/                                           20,893                 918,665
 Moog /1/                                                      8,447                 367,360
 Orbital Sciences /1/                                         28,004                 284,521
 United Defense Industries /1/                                 7,270                 348,451
                                                                                   1,918,997
AIRLINES (0.52%)
 ExpressJet Holdings /1/                                      27,867                 307,373
 Skywest                                                      17,604                 303,141
                                                                                     610,514
APPAREL MANUFACTURERS (0.63%)
 Guess? /1/                                                   25,399                 360,666
 Quiksilver /1/                                               12,934                 386,338
                                                                                     747,004
APPLICATIONS SOFTWARE (1.28%)
 Quest Software /1/                                           51,338                 729,000
 Serena Software /1/                                          20,861                 448,511
 SS&C Technologies                                            15,466                 338,241
                                                                                   1,515,752
AUDIO & VIDEO PRODUCTS (0.40%)
 Polycom /1/                                                  27,238                 470,673
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.90%)
 Oshkosh Truck                                                14,566               1,068,999
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.12%)
 American Axle & Manufacturing Holdings                        9,751                 261,815
 Dana                                                         16,631                 263,934
 Tenneco Automotive /1/                                       49,423                 797,687
                                                                                   1,323,436
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.78%)
 NCI Building Systems /1/                                      6,416                 243,487
 Simpson Manufacturing                                        19,057                 684,146
                                                                                     927,633
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.37%)
 Eagle Materials                                               9,351                 745,836
 Texas Industries                                             13,698                 870,371
                                                                                   1,616,207
BUILDING PRODUCTS-LIGHT FIXTURES (0.35%)
 Genlyte Group /1/                                             5,117                 409,411
BUILDING PRODUCTS-WOOD (0.33%)
 Universal Forest Products                                     9,904                 387,544
BUILDING-MAINTENANCE & SERVICE (0.35%)
 Rollins                                                      16,716                 414,557
BUILDING-RESIDENTIAL & COMMERCIAL (3.47%)
 Brookfield Homes                                             17,909                 639,351
 Hovnanian Enterprises /1/                                    16,743                 874,655
 KB Home                                                      12,709               1,380,833
 M/I Schottenstein Homes                                      12,700                 721,360
 Technical Olympic USA                                        17,890                 486,071
                                                                                   4,102,270
CASINO SERVICES (0.32%)
 Scientific Games /1/                                         14,821                 381,196
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-DIVERSIFIED (0.99%)
                                                                                $
 FMC /1/                                                      24,874               1,173,804
CHEMICALS-SPECIALTY (1.04%)
 Albemarle                                                     8,354                 293,309
 MacDermid                                                     9,233                 296,749
 Terra Industries /1/                                         79,280                 638,204
                                                                                   1,228,262
COLLECTIBLES (0.08%)
 RC2 /1/                                                       3,337                  96,606
COMMERCIAL BANKS (7.34%)
 Bank of Hawaii                                               12,216                 585,269
 BOK Financial /1/                                             2,299                  96,811
 City Holding                                                  6,039                 198,834
 City National                                                14,360               1,002,184
 Colonial BancGroup                                           28,976                 584,736
 Columbia Banking Systems                                      8,511                 200,434
 Community Bank System                                         7,186                 171,386
 Corus Bankshares                                              1,486                  74,597
 Cullen/Frost Bankers                                          3,482                 163,515
 First Midwest Bancorp                                        12,823                 442,394
 Hanmi Financial                                                 644                  22,881
 Hibernia                                                     46,310               1,218,879
 Hudson United Bancorp                                        19,968                 734,024
 Irwin Financial                                               8,623                 211,177
 Pacific Capital Bancorp.                                     19,941                 611,790
 Prosperity Bancshares                                         6,323                 175,653
 R&G Financial                                                19,600                 722,652
 South Financial Group                                        14,055                 429,240
 Trustmark                                                     5,748                 159,047
 UCBH Holdings                                                12,416                 547,173
 Vineyard National Bancorp.-PIPEs /2/                          2,904                  89,414
 Vineyard National Bancorp.-Rights /1/ /2/                       726                       -
 Westamerica Bancorp.                                          4,599                 238,780
                                                                                   8,680,870
COMMERCIAL SERVICE-FINANCE (0.07%)
 iPayment /1/                                                  1,730                  81,241
COMMERCIAL SERVICES (0.46%)
 Magellan Health Services /1/                                 14,605                 542,430
COMPUTER AIDED DESIGN (0.30%)
 ANSYS /1/                                                    10,857                 350,681
COMPUTER SERVICES (0.99%)
 Cognizant Technology Solutions /1/                           12,332                 467,383
 Perot Systems /1/                                            28,455                 419,711
 SRA International /1/                                         5,183                 287,812
                                                                                   1,174,906
COMPUTERS-MEMORY DEVICES (0.58%)
 Komag /1/                                                    20,893                 405,951
 Storage Technology /1/                                        8,740                 275,223
                                                                                     681,174
COMPUTERS-PERIPHERAL EQUIPMENT (0.30%)
 Electronics for Imaging /1/                                  20,739                 352,563
CONSUMER PRODUCTS-MISCELLANEOUS (0.75%)
 Central Garden & Pet /1/                                      7,784                 318,988
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONSUMER PRODUCTS-MISCELLANEOUS (CONTINUED)
                                                                                $
 Scotts /1/                                                    8,410                 571,544
                                                                                     890,532
CONTAINERS-METAL & GLASS (1.08%)
 Ball                                                         20,084                 857,988
 Silgan Holdings                                               7,093                 423,807
                                                                                   1,281,795
COSMETICS & TOILETRIES (0.34%)
 Chattem /1/                                                  11,102                 400,449
DATA PROCESSING & MANAGEMENT (0.30%)
 Global Payments                                               6,235                 357,203
DECISION SUPPORT SOFTWARE (0.24%)
 Wind River Systems /1/                                       22,796                 286,090
DENTAL SUPPLIES & EQUIPMENT (0.89%)
 Sybron Dental Specialties /1/                                27,799               1,049,690
DIAGNOSTIC EQUIPMENT (0.20%)
 Gen-Probe /1/                                                 4,967                 242,439
DIALYSIS CENTERS (0.55%)
 DaVita /1/                                                   15,578                 653,653
DIRECT MARKETING (0.35%)
 Catalina Marketing                                           15,934                 409,504
DISTRIBUTION-WHOLESALE (2.81%)
 Aviall /1/                                                   18,036                 519,617
 Hughes Supply                                                29,306                 890,316
 Owens & Minor                                                14,467                 413,033
 United Stationers /1/                                        12,783                 554,910
 Watsco                                                        4,204                 145,501
 WESCO International /1/                                      23,722                 801,566
                                                                                   3,324,943
E-COMMERCE-SERVICES (0.33%)
 Priceline.com /1/                                            17,201                 388,571
E-MARKETING-INFORMATION (0.21%)
 Digital River /1/                                             6,340                 247,957
E-SERVICES-CONSULTING (0.76%)
 Websense /1/                                                 16,757                 899,851
ELECTRIC PRODUCTS-MISCELLANEOUS (0.42%)
 Littelfuse /1/                                               15,501                 493,397
ELECTRIC-INTEGRATED (1.21%)
 MDU Resources Group                                          36,156                 966,811
 OGE Energy                                                   17,686                 462,489
                                                                                   1,429,300
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.71%)
 DSP Group /1/                                                22,026                 546,465
 Methode Electronics                                          23,347                 292,538
                                                                                     839,003
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.31%)
 Fairchild Semiconductor International /1/                    34,522                 492,629
 Microsemi /1/                                                44,079                 680,139
 PMC - Sierra /1/                                             15,277                 157,048
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                                $
 Silicon Laboratories /1/                                      6,285                 214,318
                                                                                   1,544,134
ELECTRONIC CONNECTORS (0.73%)
 Amphenol /1/                                                 21,858                 859,675
ELECTRONIC MEASUREMENT INSTRUMENTS (0.22%)
 Tektronix                                                     9,113                 262,637
ELECTRONIC PARTS DISTRIBUTION (0.42%)
 Avnet /1/                                                    28,033                 502,351
ENGINES-INTERNAL COMBUSTION (0.43%)
 Briggs & Stratton                                            13,145                 509,895
ENTERPRISE SOFTWARE & SERVICE (0.89%)
 Hyperion Solutions /1/                                       21,969               1,055,391
FINANCE-AUTO LOANS (0.64%)
 Westcorp                                                     13,074                 595,782
 WFS Financial /1/                                             3,179                 158,791
                                                                                     754,573
FINANCE-MORTGAGE LOAN/BANKER (0.62%)
 American Home Mortgage Investment                            22,087                 738,368
FINANCIAL GUARANTEE INSURANCE (0.14%)
 Triad Guaranty /1/                                            3,000                 162,330
FOOD-MISCELLANEOUS/DIVERSIFIED (0.32%)
 Ralcorp Holdings /1/                                          8,544                 375,936
FOOD-WHOLESALE & DISTRIBUTION (0.06%)
 Nash Finch                                                    1,613                  67,254
FOOTWEAR & RELATED APPAREL (0.31%)
 Wolverine World Wide                                         11,689                 367,385
GARDEN PRODUCTS (0.35%)
 Toro                                                          4,963                 413,170
GAS-DISTRIBUTION (2.18%)
 Energen                                                      24,447               1,433,572
 ONEOK                                                        22,058                 611,007
 UGI /3/                                                      12,857                 535,751
                                                                                   2,580,330
HOTELS & MOTELS (0.15%)
 Marcus                                                        7,086                 176,583
HUMAN RESOURCES (1.15%)
 Korn/Ferry International /1/                                 29,837                 588,684
 Labor Ready /1/                                              48,839                 773,610
                                                                                   1,362,294
INDEX FUND (0.71%)
 Regional Bank HOLDRs Trust                                    6,084                 840,930
INSTRUMENTS-SCIENTIFIC (0.20%)
 Dionex /1/                                                    4,065                 240,607
INTERNET FINANCIAL SERVICES (0.21%)
 IndyMac Bancorp                                               6,754                 249,628
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET SECURITY (0.44%)
                                                                                $
 RSA Security /1/                                             29,732                 523,581
INTERNET TELEPHONY (0.53%)
 j2 Global Communications /1/                                 19,267                 625,792
INTIMATE APPAREL (0.22%)
 Warnaco Group /1/                                            11,853                 256,143
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.46%)
 National Financial Partners                                  13,950                 545,026
LASERS-SYSTEMS & COMPONENTS (0.55%)
 ROFIN-SINAR Technologies /1/                                 16,167                 648,297
LIFE & HEALTH INSURANCE (0.63%)
 Stancorp Financial Group                                      6,521                 554,285
 Universal American Financial /1/                             12,591                 191,887
                                                                                     746,172
MACHINERY-CONSTRUCTION & MINING (0.91%)
 Joy Global                                                   12,036                 336,166
 Terex /1/                                                    17,082                 735,380
                                                                                   1,071,546
MACHINERY-GENERAL INDUSTRY (0.63%)
 Gardner Denver /1/                                            8,998                 340,664
 Idex                                                         10,626                 409,633
                                                                                     750,297
MEDICAL INFORMATION SYSTEM (0.30%)
 Dendrite International /1/                                   19,560                 353,840
MEDICAL INSTRUMENTS (0.97%)
 dj Orthopedics /1/                                           14,410                 348,002
 Kensey Nash /1/                                              18,918                 610,862
 Techne /1/                                                    5,399                 188,263
                                                                                   1,147,127
MEDICAL PRODUCTS (0.86%)
 American Medical Systems Holding /1/                         15,529                 609,824
 INAMED /1/                                                    5,898                 408,141
                                                                                   1,017,965
MEDICAL-BIOMEDICAL/GENE (1.51%)
 Affymetrix /1/                                               23,483                 966,560
 Arqule /1/                                                   41,022                 249,414
 Celera Genomics Group /1/                                    18,641                 247,366
 Lexicon Genetics /1/                                         48,514                 325,044
                                                                                   1,788,384
MEDICAL-DRUGS (0.90%)
 Angiotech Pharmaceuticals /1/                                13,080                 222,098
 First Horizon Pharmaceutical /1/                             20,302                 363,000
 Hi-Tech Pharmacal /1/                                         8,610                 155,669
 Salix Pharmaceuticals /1/                                    21,825                 328,466
                                                                                   1,069,233
MEDICAL-HMO (1.30%)
 Sierra Health Services /1/                                   16,957                 931,448
 WellChoice /1/                                               11,499                 612,092
                                                                                   1,543,540
MEDICAL-HOSPITALS (1.20%)
 LifePoint Hospitals /1/                                      32,755               1,238,139
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HOSPITALS (CONTINUED)
                                                                                $
 VCA Antech /1/                                                9,845                 182,625
                                                                                   1,420,764
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.42%)
 Apria Healthcare Group /1/ /3/                               15,230                 499,544
METAL PROCESSORS & FABRICATION (0.62%)
 Quanex                                                       13,876                 731,543
METAL-ALUMINUM (0.40%)
 Century Aluminum /1/                                         18,799                 468,471
METAL-IRON (1.27%)
 Cleveland-Cliffs                                             20,608               1,349,412
 Gibraltar Industries                                          6,462                 156,703
                                                                                   1,506,115
MISCELLANEOUS INVESTING (5.92%)
 Alexandria Real Estate Equities                               7,744                 515,441
 Brandywine Realty Trust                                      35,442                 981,743
 Federal Realty Investment Trust                               8,618                 406,597
 Gramercy Capital                                             15,282                 327,799
 Healthcare Realty Trust                                      22,287                 812,807
 New Century Financial                                         9,275                 555,480
 Newcastle Investment                                         36,623               1,107,480
 SL Green Realty                                               9,141                 486,575
 Sovran Self Storage                                           3,553                 141,409
 Thornburg Mortgage                                           18,647                 519,319
 Ventas                                                       44,991               1,151,770
                                                                                   7,006,420
MOTION PICTURES & SERVICES (0.41%)
 Macrovision /1/                                              18,559                 432,982
 Metro-Goldwyn-Mayer /1/                                       4,086                  48,705
                                                                                     481,687
MULTI-LEVEL DIRECT SELLING (0.61%)
 Nu Skin Enterprises                                          31,080                 726,650
MULTIMEDIA (0.11%)
 Journal Communications                                        7,750                 132,912
NETWORKING PRODUCTS (0.35%)
 Adaptec /1/                                                  68,302                 409,812
OFFICE AUTOMATION & EQUIPMENT (0.28%)
 Imagistics International /1/                                  9,725                 333,081
OFFICE SUPPLIES & FORMS (0.44%)
 John H. Harland                                              14,317                 521,139
OIL COMPANY-EXPLORATION & PRODUCTION (2.67%)
 Houston Exploration /1/                                       7,970                 432,054
 KCS Energy /1/                                               29,446                 428,439
 Meridian Resource /1/                                        45,550                 241,870
 Noble Energy                                                 16,922               1,001,275
 Plains Exploration & Production /1/                          21,597                 621,562
 Pogo Producing                                               10,108                 429,893
                                                                                   3,155,093
OIL FIELD MACHINERY & EQUIPMENT (0.32%)
 Universal Compression Holdings /1/                            9,881                 384,569
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL REFINING & MARKETING (1.76%)
                                                                                $
 Frontier Oil                                                 24,011                 671,588
 Tesoro Petroleum /1/                                         44,167               1,406,277
                                                                                   2,077,865
OIL-FIELD SERVICES (1.24%)
 Cal Dive International /1/                                   26,416               1,154,379
 RPC                                                          12,264                 316,289
                                                                                   1,470,668
OPTICAL SUPPLIES (1.37%)
 Advanced Medical Optics /1/                                  15,836                 676,039
 Bausch & Lomb                                                12,907                 940,791
                                                                                   1,616,830
PHYSICIAN PRACTICE MANAGEMENT (0.34%)
 Pediatrix Medical Group /1/                                   6,099                 407,352
PIPELINES (1.00%)
 Equitable Resources                                               7                     399
 Questar                                                      23,376               1,187,501
                                                                                   1,187,900
POULTRY (0.78%)
 Pilgrims Pride                                               26,259                 918,015
PRINTING-COMMERCIAL (0.77%)
 Banta                                                        10,319                 446,916
 Consolidated Graphics /1/                                    10,927                 461,119
                                                                                     908,035
PROPERTY & CASUALTY INSURANCE (1.90%)
 Arch Capital Group /1/                                       14,615                 536,809
 First American                                                9,074                 335,556
 Selective Insurance Group                                     7,315                 315,789
 W.R. Berkley                                                 22,165               1,057,270
                                                                                   2,245,424
PUBLISHING-NEWSPAPERS (0.31%)
 Journal Register /1/                                         20,041                 363,343
RACETRACKS (0.35%)
 Penn National Gaming /1/                                      6,276                 411,643
RADIO (0.51%)
 Emmis Communications /1/                                     34,604                 607,992
RENTAL-AUTO & EQUIPMENT (0.11%)
 Rent-A-Center /1/                                             5,354                 131,119
RESORTS & THEME PARKS (0.24%)
 Vail Resorts /1/                                             11,700                 280,449
RESPIRATORY PRODUCTS (0.58%)
 Respironics /1/                                              11,876                 687,620
RETAIL-APPAREL & SHOE (1.16%)
 Claire's Stores /3/                                          34,344                 708,517
 Kenneth Cole Productions                                      7,064                 188,538
 Stein Mart /1/                                               24,184                 477,150
                                                                                   1,374,205
RETAIL-BOOKSTORE (0.31%)
 Barnes & Noble /1/                                           11,205                 366,403
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-CATALOG SHOPPING (0.29%)
                                                                                $
 Coldwater Creek /1/                                          12,445                 339,500
RETAIL-CONVENIENCE STORE (0.19%)
 Pantry /1/                                                    8,025                 230,719
RETAIL-HAIR SALONS (0.73%)
 Regis                                                        21,582                 861,122
RETAIL-MUSIC STORE (0.87%)
 Guitar Center /1/                                            18,036               1,032,561
RETAIL-RESTAURANTS (1.09%)
 CBRL Group                                                   10,195                 419,116
 CEC Entertainment /1/                                         8,310                 325,253
 CKE Restaurants /1/                                          23,251                 337,140
 IHOP                                                          4,736                 204,264
                                                                                   1,285,773
SAVINGS & LOANS-THRIFTS (0.80%)
 Fidelity Bankshares                                           9,934                 267,175
 Independence Community Bank                                  11,442                 449,671
 Sterling Financial /1/                                        6,180                 231,750
                                                                                     948,596
SCHOOLS (0.24%)
 Universal Technical Institute /1/                             7,831                 286,615
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.26%)
 Micrel /1/                                                   35,680                 308,275
SEMICONDUCTOR EQUIPMENT (0.73%)
 MKS Instruments /1/                                           6,950                 108,768
 Mykrolis /1/                                                 15,422                 203,416
 Varian Semiconductor Equipment Associates /1/                15,968                 547,383
                                                                                     859,567
TELECOMMUNICATION EQUIPMENT (0.79%)
 Comtech Telecommunications /1/                                6,328                 207,811
 Plantronics                                                  12,938                 481,423
 Westell Technologies /1/                                     32,073                 242,953
                                                                                     932,187
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.09%)
 Sycamore Networks /1/                                        31,944                 110,526
TELECOMMUNICATION SERVICES (0.61%)
 Iowa Telecommunications Services                             10,751                 217,708
 Premiere Global Services /1/                                 51,805                 509,243
                                                                                     726,951
TELEVISION (0.25%)
 LIN Television /1/                                           15,687                 291,935
THEATERS (0.15%)
 Carmike Cinemas                                               5,081                 180,020
THERAPEUTICS (0.97%)
 Dyax /1/                                                     39,793                 225,228
 Eyetech Pharmaceuticals /1/                                   9,200                 339,112
 Medicines /1/                                                21,159                 582,084
                                                                                   1,146,424
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSACTIONAL SOFTWARE (0.45%)
                                                                                $
 Transaction Systems Architects /1/                           25,098                 533,082
TRANSPORT-AIR FREIGHT (0.42%)
 EGL /1/                                                      16,252                 491,298
TRANSPORT-TRUCK (1.39%)
 J.B. Hunt Transport Services                                  9,615                 424,214
 Overnite                                                     16,461                 508,315
 SCS Transportation /1/                                        5,438                 127,358
 Yellow Roadway /1/                                           10,411                 589,471
                                                                                   1,649,358
TRUCKING & LEASING (0.18%)
 Ryder System /3/                                              4,696                 213,903
VITAMINS & NUTRITION PRODUCTS (0.37%)
 USANA Health Sciences /1/                                    11,873                 431,940
WIRE & CABLE PRODUCTS (0.23%)
 Belden CDT                                                   13,131                 266,691
WIRELESS EQUIPMENT (0.30%)
 Novatel Wireless /1/                                         29,251                 349,549
                                                TOTAL COMMON STOCKS              114,910,776




                                                Principal

                                                Amount                              Value

----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.76%)
FINANCE-MORTGAGE LOAN/BANKER (3.76%)
 Investment in Joint Trading Account;
 Federal Home Loan Bank
                                                           $4,449,553           $
  2.30%; 02/01/05                                                                  4,449,553
                                             TOTAL COMMERCIAL PAPER                4,449,553
                                                                                ------------

                              TOTAL PORTFOLIO INVESTMENTS (100.90%)              119,360,329
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.90%)                                 (1,066,039)
                                         TOTAL NET ASSETS (100.00%)             $118,294,290
                                                                                ---------------

   Contract                   Opening       Current      Unrealized
     Type       Commitment  Market Value  Market Value   Gain (Loss)
---------------------------------------------------------------------
FUTURES CONTRACTS
8 Russell 2000    Buy        $2,539,962    $2,501,400     $(38,562)
March, 2005
Futures



/1 /Non-income producing security.
/2 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $89,414 or 0.08% of net assets.
/3 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $614,879 or 0.52% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 17,337,034
Unrealized Depreciation                        (3,313,882)
                                             ------------
Net Unrealized Appreciation (Depreciation)     14,023,152
Cost for federal income tax purposes         $105,337,177

                            SCHEDULE OF INVESTMENTS
                              SMALLCAP GROWTH FUND

                          JANUARY 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                              Value

-----------------------------------------------------------------------------------------------
COMMON STOCKS (97.44%)
AEROSPACE & DEFENSE EQUIPMENT (1.11%)
                                                                             $
 Moog /1/                                                   4,310                187,442
 Orbital Sciences /1/                                      13,060                132,689
                                                                                 320,131
APPAREL MANUFACTURERS (1.73%)
 Guess? /1/                                                15,880                225,496
 Oxford Industries                                          3,710                137,938
 Quiksilver /1/                                             4,570                136,506
                                                                                 499,940
APPLICATIONS SOFTWARE (1.22%)
 Progress Software /1/                                      6,500                140,010
 Quest Software /1/                                        15,021                213,298
                                                                                 353,308
AUDIO & VIDEO PRODUCTS (0.59%)
 Polycom /1/                                                9,850                170,208
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.78%)
 Oshkosh Truck                                              3,060                224,573
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.77%)
 Tenneco Automotive /1/                                    13,870                223,862
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.96%)
 Drew Industries /1/                                        3,640                136,063
 ElkCorp                                                    3,530                142,895
                                                                                 278,958
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.80%)
 Eagle Materials                                            2,890                230,506
BUILDING-RESIDENTIAL & COMMERCIAL (1.33%)
 Meritage /1/                                               1,840                118,956
 Technical Olympic USA                                      5,400                146,718
 WCI Communities /1/                                        3,730                118,838
                                                                                 384,512
CHEMICALS-SPECIALTY (0.48%)
 MacDermid                                                  4,315                138,684
COMMERCIAL BANKS (5.32%)
 City Holding                                               4,454                146,648
 City National                                              2,480                173,079
 First Midwest Bancorp                                      4,390                151,455
 Frontier Financial                                         3,250                124,946
 MB Financial                                               2,820                111,926
 Pacific Capital Bancorp.                                   8,930                273,972
 Peoples Bancorp.                                             792                 21,582
 R&G Financial                                              2,412                 88,931
 South Financial Group                                      6,890                210,421
 Vineyard National Bancorp.                                 4,470                137,631
 Vineyard National Bancorp.-PIPEs /2/                       3,296                101,484
 Vineyard National Bancorp.-Rights /1/ /2/                    824                      -
                                                                               1,542,075
COMMERCIAL SERVICE-FINANCE (1.35%)
 Dollar Financial /1/                                       1,889                 30,224
 Euronet Worldwide /1/                                      6,170                148,389
 iPayment /1/                                               4,520                212,259
                                                                                 390,872
                                              Shares

                                              Held                              Value

-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICES (0.65%)
                                                                             $
 Steiner Leisure Ltd. /1/                                   6,110                189,526
COMMUNICATIONS SOFTWARE (0.89%)
 Avid Technology /1/                                        4,080                257,244
COMPUTER SERVICES (1.30%)
 Anteon International /1/                                   4,740                162,677
 Perot Systems /1/                                         14,420                212,695
                                                                                 375,372
COMPUTERS-INTEGRATED SYSTEMS (1.18%)
 Jack Henry & Associates                                    8,030                166,944
 Micros Systems /1/                                         2,500                174,750
                                                                                 341,694
CONTAINERS-METAL & GLASS (0.76%)
 Silgan Holdings                                            3,700                221,075
DATA PROCESSING & MANAGEMENT (1.42%)
 CCC Information Services Group /1/                         7,660                177,635
 Global Payments                                            4,066                232,941
                                                                                 410,576
DENTAL SUPPLIES & EQUIPMENT (0.48%)
 Sybron Dental Specialties /1/                              3,715                140,278
DIAGNOSTIC EQUIPMENT (0.92%)
 Cytyc /1/                                                  5,860                146,793
 Gen-Probe /1/                                              2,430                118,608
                                                                                 265,401
DIAGNOSTIC KITS (0.60%)
 Dade Behring Holdings /1/                                  3,030                173,164
DISTRIBUTION-WHOLESALE (2.30%)
 Owens & Minor                                              5,750                164,163
 Scansource /1/                                             2,300                147,821
 United Stationers /1/                                      4,893                212,405
 Watsco                                                     4,110                142,247
                                                                                 666,636
DIVERSIFIED MANUFACTURING OPERATIONS (0.50%)
 Griffon /1/                                                5,320                143,268
E-MARKETING-INFORMATION (0.84%)
 Digital River /1/                                          6,190                242,091
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.81%)
 AMIS Holdings /1/                                          1,629                 17,528
 Microsemi /1/                                              9,790                151,060
 OmniVision Technologies /1/                               12,500                202,875
 Semtech /1/                                                8,650                158,987
 Silicon Image /1/                                         12,960                154,354
 Skyworks Solutions /1/                                    17,060                129,485
                                                                                 814,289
ELECTRONIC MEASUREMENT INSTRUMENTS (0.54%)
 Trimble Navigation /1/                                     4,360                155,042
ELECTRONIC PARTS DISTRIBUTION (0.73%)
 Arrow Electronics /1/                                      9,000                212,490
                                              Shares

                                              Held                              Value

-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.61%)
                                                                             $
 URS /1/                                                    6,260                176,595
ENGINES-INTERNAL COMBUSTION (0.55%)
 Briggs & Stratton                                          4,090                158,651
ENTERPRISE SOFTWARE & SERVICE (1.51%)
 Epicor Software /1/                                       13,645                184,071
 Hyperion Solutions /1/                                     5,300                254,612
                                                                                 438,683
ENTERTAINMENT SOFTWARE (0.51%)
 Activision /1/                                             6,590                148,934
FINANCE-AUTO LOANS (0.55%)
 WFS Financial /1/                                          3,180                158,841
FINANCE-CONSUMER LOANS (0.41%)
 First Marblehead /1/                                       1,859                119,589
FINANCE-INVESTMENT BANKER & BROKER (0.10%)
 GFI Group /1/                                              1,101                 28,890
FINANCE-MORTGAGE LOAN/BANKER (0.75%)
 American Home Mortgage Investment                          6,465                216,125
FINANCE-OTHER SERVICES (0.55%)
 Asset Acceptance Capital /1/                               7,798                159,703
FOOD-MISCELLANEOUS/DIVERSIFIED (0.50%)
 Ralcorp Holdings /1/                                       3,280                144,320
FOOTWEAR & RELATED APPAREL (0.78%)
 Wolverine World Wide                                       7,200                226,296
GARDEN PRODUCTS (0.51%)
 Toro                                                       1,760                146,520
HOME FURNISHINGS (0.46%)
 Tempur-Pedic International /1/                             6,220                133,046
HUMAN RESOURCES (1.60%)
 Korn/Ferry International /1/                              10,960                216,241
 Labor Ready /1/                                           15,530                245,995
                                                                                 462,236
INSTRUMENTS-SCIENTIFIC (0.68%)
 Dionex /1/                                                 3,348                198,168
INTERNET APPLICATION SOFTWARE (0.50%)
 WebEx Communications /1/                                   7,200                144,720
INTERNET CONTENT-INFORMATION & NEWS (1.05%)
 Ask Jeeves /1/                                             5,080                144,069
 InfoSpace /1/                                              3,400                160,514
                                                                                 304,583
INTERNET FINANCIAL SERVICES (0.42%)
 IndyMac Bancorp                                            3,324                122,855
INTERNET INFRASTRUCTURE SOFTWARE (0.80%)
 TIBCO Software /1/                                        21,059                231,438
INTIMATE APPAREL (0.45%)
 Warnaco Group /1/                                          6,090                131,605
                                              Shares

                                              Held                              Value

-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY TOOLS & RELATED PRODUCTS (1.03%)
                                                                             $
 Kennametal                                                 3,090                151,225
 Lincoln Electric Holdings                                  4,610                148,211
                                                                                 299,436
MACHINERY-CONSTRUCTION & MINING (0.76%)
 Joy Global                                                 7,875                219,949
MACHINERY-GENERAL INDUSTRY (1.28%)
 Gardner Denver /1/                                         3,760                142,353
 Nordson                                                    6,090                229,167
                                                                                 371,520
MEDICAL INFORMATION SYSTEM (0.67%)
 Dendrite International /1/                                10,720                193,925
MEDICAL INSTRUMENTS (1.57%)
 Conmed /1/                                                 6,320                183,596
 Kensey Nash /1/                                            4,793                154,766
 Techne /1/                                                 3,372                117,582
                                                                                 455,944
MEDICAL LASER SYSTEMS (0.39%)
 IntraLase /1/                                              4,900                112,700
MEDICAL PRODUCTS (3.31%)
 American Medical Systems Holding /1/                       5,490                215,592
 Haemonetics /1/                                            5,540                215,340
 INAMED /1/                                                 3,464                239,709
 PolyMedica                                                 4,280                160,200
 Wright Medical Group /1/                                   4,640                127,368
                                                                                 958,209
MEDICAL-BIOMEDICAL/GENE (1.23%)
 Affymetrix /1/                                             6,060                249,430
 Lexicon Genetics /1/                                      15,910                106,597
                                                                                 356,027
MEDICAL-DRUGS (1.57%)
 Angiotech Pharmaceuticals /1/                              8,570                145,519
 First Horizon Pharmaceutical /1/                           8,380                149,834
 Salix Pharmaceuticals /1/                                 10,070                151,554
 Santarus /1/                                               1,303                  8,287
                                                                                 455,194
MEDICAL-HMO (1.12%)
 Molina Healthcare /1/                                      4,470                222,293
 Sierra Health Services /1/                                 1,853                101,785
                                                                                 324,078
MEDICAL-HOSPITALS (2.03%)
 LifePoint Hospitals /1/                                    5,620                212,436
 Symbion /1/                                                7,853                157,610
 United Surgical Partners International /1/                 5,550                218,614
                                                                                 588,660
MEDICAL-NURSING HOMES (0.75%)
 Kindred Healthcare /1/                                     7,910                216,655
METAL PROCESSORS & FABRICATION (0.51%)
 Commercial Metals                                          5,130                148,257
METAL-ALUMINUM (0.56%)
 Century Aluminum /1/                                       6,510                162,229
                                              Shares

                                              Held                              Value

-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MOTION PICTURES & SERVICES (0.81%)
                                                                             $
 Macrovision /1/                                           10,085                235,283
NETWORKING PRODUCTS (1.19%)
 Netgear /1/                                               14,450                217,328
 SafeNet /1/                                                3,740                126,936
                                                                                 344,264
OFFICE AUTOMATION & EQUIPMENT (0.75%)
 Global Imaging Systems /1/                                 6,050                216,529
OFFICE SUPPLIES & FORMS (0.64%)
 John H. Harland                                            5,120                186,368
OIL & GAS DRILLING (1.11%)
 Atwood Oceanics /1/                                        2,590                157,990
 Grey Wolf /1/                                             30,990                164,247
                                                                                 322,237
OIL COMPANY-EXPLORATION & PRODUCTION (1.53%)
 Cimarex Energy /1/                                         3,830                138,838
 Remington Oil & Gas /1/                                    5,230                152,977
 St. Mary Land & Exploration                                3,500                150,535
                                                                                 442,350
OIL REFINING & MARKETING (0.62%)
 Frontier Oil                                               6,450                180,406
OIL-FIELD SERVICES (0.61%)
 Cal Dive International /1/                                 4,070                177,859
OPTICAL SUPPLIES (0.68%)
 Advanced Medical Optics /1/                                4,620                197,228
PHYSICAL THERAPY & REHABILITATION CENTERS (0.72%)
 Psychiatric Solutions /1/                                  5,890                208,506
PHYSICIAN PRACTICE MANAGEMENT (1.24%)
 American Healthways /1/                                    4,240                132,203
 Pediatrix Medical Group /1/                                3,407                227,554
                                                                                 359,757
PRINTING-COMMERCIAL (0.51%)
 Consolidated Graphics /1/                                  3,480                146,856
PROPERTY & CASUALTY INSURANCE (1.14%)
 Arch Capital Group /1/                                     6,010                220,747
 Bristol West Holdings                                      5,327                104,143
 SeaBright Insurance Holdings /1/                             370                  4,403
                                                                                 329,293
RACETRACKS (0.51%)
 Penn National Gaming /1/                                   2,240                146,922
RECYCLING (0.64%)
 Metal Management /1/                                       6,920                186,425
RESEARCH & DEVELOPMENT (0.66%)
 PRA International /1/                                      7,912                191,549
RESPIRATORY PRODUCTS (0.90%)
 Respironics /1/                                            4,480                259,392
RETAIL-APPAREL & SHOE (3.30%)
 Aeropostale /1/                                            4,754                132,114
 Dress Barn /1/                                            10,070                192,740
                                              Shares

                                              Held                              Value

-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (CONTINUED)
                                                                             $
 Jos. A. Bank Clothiers /1/                                 7,407                212,581
 New York & Co. /1/                                         1,014                 17,745
 Pacific Sunwear of California /1/                          8,960                219,430
 Stage Stores /1/                                           4,619                182,589
                                                                                 957,199
RETAIL-AUTO PARTS (0.51%)
 Advance Auto Parts /1/                                     3,428                147,747
RETAIL-AUTOMOBILE (0.44%)
 Rush Enterprises /1/                                       8,450                128,609
RETAIL-COMPUTER EQUIPMENT (0.63%)
 Insight Enterprises /1/                                    9,410                182,083
RETAIL-HAIR SALONS (0.74%)
 Regis                                                      5,370                214,263
RETAIL-HOME FURNISHINGS (0.32%)
 Design Within Reach /1/                                    5,844                 92,978
RETAIL-LEISURE PRODUCTS (0.36%)
 MarineMax /1/                                              3,324                104,573
RETAIL-MUSIC STORE (0.69%)
 Guitar Center /1/                                          3,480                199,230
RETAIL-RESTAURANTS (1.28%)
 CKE Restaurants /1/                                       12,960                187,920
 O'Charley's /1/                                            9,860                181,769
                                                                                 369,689
RETAIL-SPORTING GOODS (0.66%)
 Big 5 Sporting Goods                                       6,990                191,386
SAVINGS & LOANS-THRIFTS (0.68%)
 Independence Community Bank                                5,020                197,286
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.89%)
 Micrel /1/                                                16,100                139,104
 SigmaTel /1/                                               3,010                118,624
                                                                                 257,728
SEMICONDUCTOR EQUIPMENT (0.51%)
 Varian Semiconductor Equipment Associates
  /1/                                                       4,300                147,404
STEEL PIPE & TUBE (0.71%)
 Maverick Tube /1/                                          6,000                204,360
STEEL PRODUCERS (0.66%)
 Reliance Steel & Aluminum                                  5,010                192,234
TELECOMMUNICATION EQUIPMENT (1.64%)
 CommScope /1/                                              9,710                145,941
 Comtech Telecommunications /1/                             4,250                139,570
 Tekelec /1/                                               10,400                189,800
                                                                                 475,311
THERAPEUTICS (3.08%)
 Connetics /1/                                              8,930                218,071
 Dyax /1/                                                  14,220                 80,485
 Eyetech Pharmaceuticals /1/                                6,809                250,980
 MGI Pharma /1/                                             8,410                190,823
                                              Shares

                                              Held                              Value

-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
THERAPEUTICS (CONTINUED)
                                                                             $
 Tanox /1/                                                 12,790                151,817
                                                                                 892,176
TRANSACTIONAL SOFTWARE (0.56%)
 Transaction Systems Architects /1/                         7,640                162,274
TRANSPORT-MARINE (1.10%)
 General Maritime /1/                                       3,480                159,732
 Knightsbridge Tankers                                      4,660                160,118
                                                                                 319,850
TRANSPORT-TRUCK (1.13%)
 Overnite                                                   4,660                143,901
 Werner Enterprises                                         8,650                184,418
                                                                                 328,319
WEB PORTALS (0.46%)
 SINA /1/                                                   5,020                133,030
WIRELESS EQUIPMENT (0.40%)
 SpectraLink                                                7,030                116,628
                                             TOTAL COMMON STOCKS              28,225,937

                                              Principal

                                              Amount                            Value

-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.66%)
FINANCE-MORTGAGE LOAN/BANKER (1.66%)

 Investment in Joint Trading Account;
 Federal Home Loan Bank
                                                         $481,832            $
  2.30%; 02/01/05                                                                481,832
                                          TOTAL COMMERCIAL PAPER                 481,832
                                                                             -----------

                            TOTAL PORTFOLIO INVESTMENTS (99.10%)              28,707,769
CASH AND RECEIVABLES, NET OF LIABILITIES (0.90%)                                 260,990
                                      TOTAL NET ASSETS (100.00%)             $28,968,759
                                                                             -------------

/1 /Non-income producing security.
/2 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $101,484 or 0.35% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 3,074,354
Unrealized Depreciation                         (884,307)
                                             -----------
Net Unrealized Appreciation (Depreciation)     2,190,047
Cost for federal income tax purposes         $26,517,722

                            SCHEDULE OF INVESTMENTS
                          SMALLCAP S&P 600 INDEX FUND

                          JANUARY 31, 2005 (UNAUDITED)

                                                           Shares

                                                           Held                                        Value

-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (99.15%)
ADVANCED MATERIALS & PRODUCTS (0.16%)
                                                                                                   $
 Ceradyne /1/                                                                     8,353                 281,747
AEROSPACE & DEFENSE (0.33%)
 Esterline Technologies /1/                                                       8,406                 252,264
 Teledyne Technologies /1/                                                       11,198                 336,724
                                                                                                        588,988
AEROSPACE & DEFENSE EQUIPMENT (1.32%)
 AAR /1/                                                                         11,054                 128,779
 Armor Holdings /1/                                                              11,380                 500,378
 Curtiss-Wright                                                                   7,344                 375,939
 DRS Technologies /1/                                                             9,328                 378,717
 GenCorp                                                                         18,145                 337,134
 Kaman                                                                            7,796                  92,383
 Moog /1/                                                                         8,808                 383,060
 Triumph Group /1/                                                                5,440                 192,848
                                                                                                      2,389,238
AGRICULTURAL OPERATIONS (0.21%)
 Delta & Pine Land                                                               13,216                 389,079
AIRLINES (0.29%)
 Frontier Airlines /1/                                                           12,209                 103,532
 Mesa Air Group /1/                                                              10,826                  79,788
 Skywest                                                                         19,694                 339,131
                                                                                                        522,451
APPAREL MANUFACTURERS (1.04%)
 Ashworth /1/                                                                     4,614                  52,000
 Gymboree /1/                                                                    10,541                 135,768
 Haggar                                                                           2,469                  54,293
 Kellwood                                                                         9,480                 274,351
 Oshkosh B'gosh                                                                   4,032                  78,423
 Oxford Industries                                                                5,744                 213,562
 Phillips-Van Heusen                                                             10,624                 289,079
 Quiksilver /1/                                                                  19,497                 582,375
 Russell                                                                         11,200                 201,600
                                                                                                      1,881,451
APPLIANCES (0.04%)
 Applica /1/                                                                      8,251                  44,555
 Fedders                                                                         10,380                  33,424
                                                                                                         77,979
APPLICATIONS SOFTWARE (0.54%)
 EPIQ Systems /1/                                                                 6,129                  89,545
 Mapinfo /1/                                                                      6,983                  89,801
 MRO Software /1/                                                                 8,563                 109,692
 Pinnacle Systems /1/                                                            23,772                 101,744
 Progress Software /1/                                                           12,374                 266,536
 Serena Software /1/                                                             14,936                 321,124
                                                                                                        978,442
ATHLETIC EQUIPMENT (0.13%)
 Nautilus Group                                                                  11,269                 235,860
ATHLETIC FOOTWEAR (0.20%)
 K-Swiss                                                                         11,747                 355,347
AUDIO & VIDEO PRODUCTS (0.00%)
 Vialta /1/                                                                          11                       2
                                                           Shares

                                                           Held                                        Value

-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO REPAIR CENTERS (0.06%)
                                                                                                   $
 Midas /1/                                                                        5,406                 108,336
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.50%)
 Oshkosh Truck                                                                   12,263                 899,982
AUTO-TRUCK TRAILERS (0.15%)
 Wabash National /1/                                                             10,404                 264,054
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.12%)
 Superior Industries International                                                8,398                 211,378
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.05%)
 Standard Motor Products                                                          6,781                  86,458
BANKS (0.15%)
 Boston Private Financial Holdings                                                9,455                 263,227
BATTERIES & BATTERY SYSTEMS (0.32%)
 Rayovac /1/                                                                     11,852                 445,280
 Wilson Greatbatch Technologies /1/                                               7,333                 130,527
                                                                                                        575,807
BROADCASTING SERVICES & PROGRAMMING (0.05%)
 4 Kids Entertainment /1/                                                         4,578                  84,373
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.48%)
 ElkCorp                                                                          6,809                 275,628
 Simpson Manufacturing                                                           16,345                 586,786
                                                                                                        862,414
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.08%)
 Insituform Technologies /1/                                                      9,174                 144,124
BUILDING PRODUCTS-AIR & HEATING (0.23%)
 Lennox International                                                            20,656                 412,294
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.77%)
 Florida Rock Industries                                                         14,864                 928,257
 Texas Industries                                                                 7,431                 472,166
                                                                                                      1,400,423
BUILDING PRODUCTS-DOORS & WINDOWS (0.07%)
 Apogee Enterprises                                                               9,362                 125,170
BUILDING PRODUCTS-WOOD (0.13%)
 Universal Forest Products                                                        6,138                 240,180
BUILDING-MAINTENANCE & SERVICE (0.17%)
 ABM Industries                                                                  16,634                 304,402
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.67%)
 Champion Enterprises /1/                                                        24,554                 264,938
 Coachmen Industries                                                              5,384                  80,598
 Fleetwood Enterprises /1/                                                       19,019                 166,987
 Monaco Coach                                                                    10,083                 186,636
 Skyline                                                                          2,876                 116,536
 Winnebago Industries                                                            11,523                 397,428
                                                                                                      1,213,123
BUILDING-RESIDENTIAL & COMMERCIAL (2.26%)
 MDC Holdings                                                                    14,358               1,045,263
 Meritage /1/                                                                     8,816                 569,954
 NVR /1/                                                                          2,180               1,724,925
                                                           Shares

                                                           Held                                        Value

-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-RESIDENTIAL & COMMERCIAL (CONTINUED)
                                                                                                   $
 Standard-Pacific                                                                11,461                 762,500
                                                                                                      4,102,642
CASINO HOTELS (0.21%)
 Aztar /1/                                                                       11,880                 382,892
CASINO SERVICES (0.19%)
 Shuffle Master /1/                                                              11,920                 347,110
CELLULAR TELECOMMUNICATIONS (0.03%)
 Boston Communications Group /1/                                                  6,019                  46,527
CHEMICALS-DIVERSIFIED (0.32%)
 Georgia Gulf                                                                    11,481                 587,138
CHEMICALS-FIBERS (0.06%)
 Wellman                                                                         10,975                 115,237
CHEMICALS-PLASTICS (0.25%)
 A. Schulman                                                                     10,478                 185,356
 PolyOne /1/                                                                     31,409                 271,688
                                                                                                        457,044
CHEMICALS-SPECIALTY (0.73%)
 Arch Chemicals                                                                   8,043                 221,504
 H.B. Fuller                                                                      9,812                 261,686
 MacDermid                                                                       10,387                 333,838
 OM Group /1/                                                                     9,720                 315,122
 OMNOVA Solutions /1/                                                            13,814                  68,656
 Penford                                                                          3,024                  43,969
 Quaker Chemical                                                                  3,311                  75,822
                                                                                                      1,320,597
CIRCUIT BOARDS (0.36%)
 Benchmark Electronics /1/                                                       14,166                 452,887
 Park Electrochemical                                                             6,821                 133,351
 SBS Technologies /1/                                                             5,316                  69,267
                                                                                                        655,505
COAL (0.55%)
 Massey Energy                                                                   26,070                 988,835
COLLECTIBLES (0.08%)
 Action Performance                                                               6,294                  66,087
 Department 56 /1/                                                                4,632                  74,483
                                                                                                        140,570
COMMERCIAL BANKS (5.93%)
 Chittenden                                                                      15,865                 430,100
 Community Bank System                                                           10,493                 250,258
 East-West Bancorp                                                               17,959                 699,323
 First Bancorp.                                                                  13,820                 747,524
 First Midwest Bancorp                                                           15,897                 548,446
 First Republic Bank                                                              5,617                 283,378
 Fremont General                                                                 26,427                 647,197
 Gold Banc                                                                       13,776                 199,063
 Hudson United Bancorp                                                           15,410                 566,472
 Irwin Financial                                                                  9,718                 237,994
 Nara Bancorp.                                                                    7,996                 159,520
 PrivateBancorp                                                                   6,962                 227,657
 Provident Bankshares                                                            11,352                 375,411
 Republic Bancorp.                                                               24,155                 344,692
                                                           Shares

                                                           Held                                        Value

-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                                                   $
 Riggs National                                                                  10,840                 236,746
 South Financial Group                                                           24,368                 744,199
 Southwest Bancorp. of Texas                                                     24,013                 474,737
 Sterling Bancshares                                                             15,402                 226,255
 Susquehanna Bancshares                                                          15,945                 393,682
 Trustco Bank                                                                    25,489                 318,358
 UCBH Holdings                                                                   15,599                 687,448
 Umpqua Holdings                                                                 15,303                 371,557
 United Bankshares                                                               14,784                 504,134
 Whitney Holding                                                                 14,396                 656,170
 Wintrust Financial                                                               7,382                 409,553
                                                                                                     10,739,874
COMMERCIAL SERVICE-FINANCE (0.34%)
 Coinstar /1/                                                                     8,423                 210,575
 NCO Group /1/                                                                   10,985                 250,238
 PRG-Schultz International /1/                                                   21,219                 117,765
 Rewards Network /1/                                                              8,494                  41,621
                                                                                                        620,199
COMMERCIAL SERVICES (0.71%)
 Arbitron /1/                                                                    10,623                 434,481
 Central Parking                                                                 12,538                 179,043
 CPI                                                                              2,656                  38,671
 Insurance Auto Auctions /1/                                                      3,958                  87,195
 Pre-Paid Legal Services /1/                                                      5,317                 197,367
 Sourcecorp /1/                                                                   5,407                  97,326
 StarTek                                                                          4,969                 124,225
 Vertrue /1/                                                                      3,220                 120,814
                                                                                                      1,279,122
COMMUNICATIONS SOFTWARE (0.62%)
 Avid Technology /1/                                                             11,641                 733,965
 Captaris /1/                                                                    10,410                  51,113
 Digi International /1/                                                           7,427                 110,588
 Inter-Tel                                                                        8,867                 234,887
                                                                                                      1,130,553
COMPUTER AIDED DESIGN (0.19%)
 ANSYS /1/                                                                       10,712                 345,998
COMPUTER SERVICES (0.86%)
 CACI International /1/                                                          10,020                 522,543
 Carreker /1/                                                                     8,507                  63,717
 CIBER /1/                                                                       21,403                 180,213
 FactSet Research Systems                                                        10,685                 570,579
 Manhattan Associates /1/                                                        10,305                 226,195
                                                                                                      1,563,247
COMPUTER SOFTWARE (0.04%)
 Phoenix Technologies /1/                                                         8,411                  68,045
COMPUTERS-INTEGRATED SYSTEMS (1.14%)
 Agilysys                                                                        11,060                 186,472
 Brooktrout /1/                                                                   4,363                  50,349
 Catapult Communications /1/                                                      4,984                 111,143
 Kronos /1/                                                                      10,676                 574,049
 Mercury Computer Systems /1/                                                     7,217                 223,510
 Micros Systems /1/                                                               6,345                 443,516
 MTS Systems                                                                      7,007                 249,659
 NYFIX /1/                                                                       11,105                  55,192
                                                           Shares

                                                           Held                                        Value

-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (CONTINUED)
                                                                                                   $
 Radiant Systems /1/                                                              9,075                  54,450
 RadiSys /1/                                                                      6,560                 114,472
                                                                                                      2,062,812
COMPUTERS-MEMORY DEVICES (0.17%)
 Hutchison Technology /1/                                                         8,938                 315,511
COMPUTERS-PERIPHERAL EQUIPMENT (0.18%)
 Synaptics /1/                                                                    8,755                 324,548
COMPUTERS-VOICE RECOGNITION (0.09%)
 Talx                                                                             4,716                 165,484
CONSULTING SERVICES (0.28%)
 Maximus /1/                                                                      7,437                 223,705
 Watson Wyatt                                                                    11,119                 291,762
                                                                                                        515,467
CONSUMER PRODUCTS-MISCELLANEOUS (0.47%)
 Fossil /1/                                                                      24,381                 680,230
 Russ Berrie                                                                      7,138                 167,457
                                                                                                        847,687
CRYSTAL & GIFTWARE (0.02%)
 Enesco Group /1/                                                                 4,935                  36,914
DATA PROCESSING & MANAGEMENT (0.79%)
 eFunds /1/                                                                      16,740                 373,302
 FileNet /1/                                                                     13,533                 302,463
 Global Payments                                                                 13,184                 755,311
                                                                                                      1,431,076
DECISION SUPPORT SOFTWARE (0.05%)
 SPSS /1/                                                                         6,028                  96,147
DENTAL SUPPLIES & EQUIPMENT (0.28%)
 Sybron Dental Specialties /1/                                                   13,342                 503,794
DIAGNOSTIC EQUIPMENT (0.26%)
 Immucor /1/                                                                     15,387                 470,996
DIAGNOSTIC KITS (0.83%)
 Biosite Diagnostics /1/                                                          5,553                 322,074
 Diagnostic Products                                                              9,998                 507,599
 IDEXX Laboratories /1/                                                          11,537                 669,261
                                                                                                      1,498,934
DIRECT MARKETING (0.21%)
 ADVO                                                                            10,472                 385,160
DISPOSABLE MEDICAL PRODUCTS (0.14%)
 ICU Medical /1/                                                                  4,651                 122,507
 Merit Medical Systems /1/                                                        9,060                 128,471
                                                                                                        250,978
DISTRIBUTION-WHOLESALE (1.66%)
 Advanced Marketing Services                                                      6,532                  60,421
 Bell Microproducts /1/                                                           9,727                  78,886
 Building Material Holding                                                        4,702                 173,645
 Hughes Supply                                                                   22,636                 687,682
 Owens & Minor                                                                   13,515                 385,853
 Scansource /1/                                                                   4,326                 278,032
 SCP Pool /1/                                                                    17,881                 531,423
 United Stationers /1/                                                           11,333                 491,966
                                                           Shares

                                                           Held                                        Value

-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DISTRIBUTION-WHOLESALE (CONTINUED)
                                                                                                   $
 Watsco                                                                           9,146                 316,543
                                                                                                      3,004,451
DIVERSIFIED MANUFACTURING OPERATIONS (1.40%)
 A.O. Smith                                                                      10,109                 274,055
 Acuity Brands                                                                   14,543                 399,496
 Barnes Group                                                                     7,938                 203,610
 Griffon /1/                                                                     10,056                 270,808
 Lydall /1/                                                                       5,526                  58,299
 Myers Industries                                                                11,810                 152,821
 Roper Industries                                                                14,452                 839,083
 Standex International                                                            4,231                 121,938
 Tredegar                                                                        13,224                 224,147
                                                                                                      2,544,257
DIVERSIFIED MINERALS (0.12%)
 AMCOL International                                                             10,065                 218,511
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.38%)
 Chemed                                                                           4,273                 306,032
 Viad                                                                             7,588                 210,719
 Volt Information Sciences /1/                                                    5,224                 166,855
                                                                                                        683,606
DRUG DELIVERY SYSTEMS (0.08%)
 Noven Pharmaceuticals /1/                                                        8,036                 146,376
E-COMMERCE-SERVICES (0.12%)
 Napster /1/                                                                     14,389                 124,465
 Pegasus Solutions /1/                                                            7,455                  89,311
                                                                                                        213,776
E-SERVICES-CONSULTING (0.35%)
 Digital Insight /1/                                                             12,236                 203,362
 Websense /1/                                                                     8,002                 429,708
                                                                                                        633,070
ELECTRIC PRODUCTS-MISCELLANEOUS (0.13%)
 Littelfuse /1/                                                                   7,629                 242,831
ELECTRIC-INTEGRATED (1.31%)
 ALLETE                                                                          10,131                 419,119
 Avista                                                                          16,607                 293,446
 Central Vermont Public Service                                                   4,169                  96,304
 CH Energy Group                                                                  5,404                 255,609
 Cleco                                                                           16,763                 330,734
 El Paso Electric /1/                                                            16,250                 315,900
 Green Mountain Power                                                             1,755                  50,895
 UIL Holdings                                                                     4,990                 246,257
 UniSource Energy                                                                11,750                 358,375
                                                                                                      2,366,639
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.88%)
 Bel Fuse                                                                         3,826                 126,985
 CTS                                                                             12,312                 163,873
 Cubic                                                                            9,160                 208,848
 Daktronics /1/                                                                   6,486                 161,631
 DSP Group /1/                                                                    9,601                 238,201
 Methode Electronics                                                             12,278                 153,843
 Planar Systems /1/                                                               5,014                  45,477
 Rogers /1/                                                                       5,742                 244,150
                                                           Shares

                                                           Held                                        Value

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COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (CONTINUED)
                                                                                                   $
 Technitrol /1/                                                                  13,863                 245,929
                                                                                                      1,588,937
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.64%)
 Actel /1/                                                                        8,690                 146,948
 Alliance Semiconductor /1/                                                      12,162                  36,486
 ESS Technology /1/                                                              13,565                  82,068
 Kopin /1/                                                                       23,999                  89,036
 Microsemi /1/                                                                   20,443                 315,436
 Skyworks Solutions /1/                                                          53,336                 404,820
 Supertex /1/                                                                     4,463                  85,199
                                                                                                      1,159,993
ELECTRONIC MEASUREMENT INSTRUMENTS (0.99%)
 Analogic                                                                         4,677                 191,804
 Flir Systems /1/                                                                11,721                 714,395
 Itron /1/                                                                        7,249                 167,090
 Keithley Instruments                                                             5,556                  94,785
 Trimble Navigation /1/                                                          17,772                 631,972
                                                                                                      1,800,046
ELECTRONICS-MILITARY (0.41%)
 EDO                                                                              6,855                 219,017
 Engineered Support Systems                                                       9,125                 529,341
                                                                                                        748,358
ENERGY-ALTERNATE SOURCES (0.20%)
 Headwaters /1/                                                                  11,518                 366,272
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.36%)
 EMCOR Group /1/                                                                  5,197                 223,263
 URS /1/                                                                         14,912                 420,668
                                                                                                        643,931
ENGINES-INTERNAL COMBUSTION (0.38%)
 Briggs & Stratton                                                               17,666                 685,264
ENTERPRISE SOFTWARE & SERVICE (0.59%)
 Concord Communications /1/                                                       6,275                  64,758
 Hyperion Solutions /1/                                                          13,366                 642,103
 JDA Software Group /1/                                                           9,980                 119,959
 ManTech International /1/                                                       11,107                 239,356
                                                                                                      1,066,176
ENTERTAINMENT SOFTWARE (0.46%)
 Take-Two Interactive Software /1/                                               15,471                 545,352
 THQ /1/                                                                         13,335                 296,704
                                                                                                        842,056
ENVIRONMENTAL CONSULTING & ENGINEERING (0.16%)
 Tetra Tech /1/                                                                  19,279                 285,908
FILTRATION & SEPARATION PRODUCTS (0.45%)
 CLARCOR                                                                          8,763                 477,321
 CUNO /1/                                                                         5,813                 333,840
                                                                                                        811,161
FINANCE-CONSUMER LOANS (0.11%)
 World Acceptance /1/                                                             6,425                 191,658
FINANCE-INVESTMENT BANKER & BROKER (0.37%)
 Investment Technology Group /1/                                                 14,372                 286,147
 Piper Jaffray /1/                                                                6,809                 269,500
                                                           Shares

                                                           Held                                        Value

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COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                                                   $
 SWS Group                                                                        5,919                 120,274
                                                                                                        675,921
FINANCE-LEASING COMPANY (0.11%)
 Financial Federal                                                                5,937                 204,826
FIREARMS & AMMUNITION (0.04%)
 Sturm Ruger                                                                      9,225                  79,243
FOOD-BAKING (0.25%)
 Flowers Foods                                                                   14,822                 452,219
FOOD-MISCELLANEOUS/DIVERSIFIED (1.06%)
 American Italian Pasta                                                           6,188                 167,695
 Corn Products International                                                     24,894                 730,888
 Hain Celestial Group /1/                                                        12,512                 251,741
 J & J Snack Foods                                                                3,090                 149,092
 Lance                                                                           10,144                 175,796
 Ralcorp Holdings /1/                                                            10,030                 441,320
                                                                                                      1,916,532
FOOD-RETAIL (0.07%)
 Great Atlantic & Pacific Tea /1/                                                13,217                 119,746
FOOD-WHOLESALE & DISTRIBUTION (0.58%)
 Nash Finch                                                                       4,281                 178,496
 Performance Food Group /1/                                                      16,035                 436,313
 United Natural Foods /1/                                                        13,708                 433,310
                                                                                                      1,048,119
FOOTWEAR & RELATED APPAREL (0.31%)
 Stride Rite                                                                     12,607                 154,310
 Wolverine World Wide                                                            13,109                 412,016
                                                                                                        566,326
FORESTRY (0.09%)
 Deltic Timber                                                                    4,175                 169,463
GARDEN PRODUCTS (0.36%)
 Toro                                                                             7,830                 651,847
GAS-DISTRIBUTION (3.00%)
 Atmos Energy                                                                    26,234                 726,682
 Cascade Natural Gas                                                              3,855                  78,796
 Energen                                                                         12,493                 732,589
 Laclede Group                                                                    7,203                 218,251
 New Jersey Resources                                                             9,542                 418,417
 Northwest Natural                                                                9,401                 319,164
 Piedmont Natural Gas                                                            26,281                 610,508
 Southern Union /1/                                                              28,233                 658,393
 Southwest Gas                                                                   12,362                 313,624
 Southwestern Energy /1/                                                         12,426                 637,454
 UGI                                                                             17,469                 727,933
                                                                                                      5,441,811
HEALTH CARE COST CONTAINMENT (0.06%)
 Hooper Holmes                                                                   22,296                 112,595
HOME FURNISHINGS (0.42%)
 Bassett Furniture Industries                                                     4,007                  75,532
 Ethan Allen Interiors                                                           12,322                 434,227
                                                           Shares

                                                           Held                                        Value

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COMMON STOCKS (CONTINUED)
HOME FURNISHINGS (CONTINUED)
                                                                                                   $
 La-Z-Boy                                                                        17,856                 248,913
                                                                                                        758,672
HOSPITAL BEDS & EQUIPMENT (0.27%)
 Invacare                                                                        10,705                 498,211
HOTELS & MOTELS (0.14%)
 Marcus                                                                          10,323                 257,249
HOUSEWARES (0.12%)
 Libbey                                                                           4,726                 113,329
 National Presto Industries                                                       2,338                 101,002
                                                                                                        214,331
HUMAN RESOURCES (0.61%)
 Administaff /1/                                                                  8,735                 127,444
 CDI                                                                              6,753                 141,813
 Cross Country Healthcare /1/                                                    10,990                 181,994
 Heidrick & Struggles /1/                                                         6,572                 217,205
 Labor Ready /1/                                                                 14,392                 227,969
 On Assignment /1/                                                                8,664                  47,652
 Spherion /1/                                                                    20,912                 163,114
                                                                                                      1,107,191
IDENTIFICATION SYSTEM-DEVELOPMENT (0.55%)
 Brady                                                                           16,570                 470,423
 Checkpoint Systems /1/                                                          12,902                 200,755
 Paxar /1/                                                                       13,592                 324,169
                                                                                                        995,347
INDUSTRIAL AUDIO & VIDEO PRODUCTS (0.08%)
 Sonic Solutions /1/                                                              8,032                 143,050
INDUSTRIAL AUTOMATION & ROBOTS (0.26%)
 Cognex                                                                          15,797                 412,460
 Gerber Scientific /1/                                                            7,632                  55,103
                                                                                                        467,563
INSTRUMENTS-CONTROLS (0.56%)
 BEI Technologies                                                                 5,066                 142,810
 Photon Dynamics /1/                                                              5,762                 124,402
 Watts Industries                                                                11,092                 355,499
 Woodward Governor                                                                3,874                 275,964
 X-Rite                                                                           7,151                 108,910
                                                                                                      1,007,585
INSTRUMENTS-SCIENTIFIC (0.37%)
 Dionex /1/                                                                       7,151                 423,268
 FEI /1/                                                                         11,411                 230,046
 Meade Instruments /1/                                                            6,853                  22,546
                                                                                                        675,860
INSURANCE BROKERS (0.24%)
 Hilb, Rogal & Hamilton                                                          12,334                 438,597
INTERNET APPLICATION SOFTWARE (0.26%)
 Verity /1/                                                                      12,813                 154,653
 WebEx Communications /1/                                                        15,318                 307,892
                                                                                                        462,545
INTERNET CONNECTIVE SERVICES (0.03%)
 PC-Tel /1/                                                                       7,111                  54,755
                                                           Shares

                                                           Held                                        Value

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COMMON STOCKS (CONTINUED)
INTERNET SECURITY (0.22%)
                                                                                                   $
 Internet Security Systems /1/                                                   15,722                 351,387
 Zixit /1/                                                                       11,028                  41,134
                                                                                                        392,521
INTERNET TELEPHONY (0.14%)
 j2 Global Communications /1/                                                     8,053                 261,561
LASERS-SYSTEMS & COMPONENTS (0.45%)
 Coherent /1/                                                                    10,395                 311,850
 Cymer /1/                                                                       12,657                 335,664
 Electro Scientific Industries /1/                                                9,744                 172,176
                                                                                                        819,690
LEISURE & RECREATION PRODUCTS (0.35%)
 K2 /1/                                                                          16,005                 225,030
 Multimedia Games /1/                                                             9,627                  84,814
 WMS Industries /1/                                                              10,473                 328,224
                                                                                                        638,068
LIFE & HEALTH INSURANCE (0.63%)
 Delphi Financial Group                                                          10,862                 488,138
 Presidential Life                                                               10,064                 166,459
 UICI                                                                            15,677                 484,733
                                                                                                      1,139,330
LINEN SUPPLY & RELATED ITEMS (0.23%)
 Angelica                                                                         3,077                  88,125
 G & K Services                                                                   7,195                 320,825
                                                                                                        408,950
MACHINERY TOOLS & RELATED PRODUCTS (0.19%)
 Milacron /1/                                                                    16,654                  52,793
 Regal Beloit                                                                     9,945                 299,742
                                                                                                        352,535
MACHINERY-CONSTRUCTION & MINING (0.21%)
 Astec Industries /1/                                                             6,847                 118,316
 JLG Industries                                                                  15,266                 268,834
                                                                                                        387,150
MACHINERY-ELECTRICAL (0.17%)
 Baldor Electric                                                                 11,308                 316,963
MACHINERY-FARM (0.05%)
 Lindsay Manufacturing                                                            4,036                  91,698
MACHINERY-GENERAL INDUSTRY (1.25%)
 Albany International                                                            10,875                 371,381
 Applied Industrial Technologies                                                 10,143                 293,539
 Gardner Denver /1/                                                               6,808                 257,751
 Idex                                                                            17,358                 669,151
 Manitowoc                                                                       10,115                 368,186
 Robbins & Myers                                                                  4,980                 111,851
 Stewart & Stevenson Services                                                     9,860                 201,538
                                                                                                      2,273,397
MACHINERY-PUMPS (0.13%)
 Thomas Industries                                                                6,051                 235,928
MEDICAL INFORMATION SYSTEM (0.59%)
 Cerner /1/                                                                      12,457                 619,736
 Dendrite International /1/                                                      14,318                 259,013
                                                           Shares

                                                           Held                                        Value

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COMMON STOCKS (CONTINUED)
MEDICAL INFORMATION SYSTEM (CONTINUED)
                                                                                                   $
 NDCHealth                                                                       12,336                 191,948
                                                                                                      1,070,697
MEDICAL INSTRUMENTS (0.67%)
 ArthroCare /1/                                                                   8,084                 240,499
 Conmed /1/                                                                      10,229                 297,152
 Datascope                                                                        5,072                 200,547
 dj Orthopedics /1/                                                               7,355                 177,623
 Kensey Nash /1/                                                                  3,888                 125,544
 SurModics /1/                                                                    6,008                 176,455
                                                                                                      1,217,820
MEDICAL LABORATORY & TESTING SERVICE (0.11%)
 LabOne /1/                                                                       5,887                 197,509
MEDICAL LASER SYSTEMS (0.15%)
 BioLase Technology                                                               8,363                  84,634
 LCA-Vision                                                                       6,914                 184,258
                                                                                                        268,892
MEDICAL PRODUCTS (1.88%)
 American Medical Systems Holding /1/                                            11,558                 453,883
 Cooper                                                                          14,864               1,140,069
 Cyberonics /1/                                                                   8,190                 206,142
 Haemonetics /1/                                                                  8,711                 338,596
 Mentor                                                                          14,671                 459,349
 Osteotech /1/                                                                    5,884                  24,007
 PolyMedica                                                                       9,400                 351,842
 Possis Medical /1/                                                               6,226                  71,537
 Viasys Healthcare /1/                                                           10,631                 194,441
 Vital Signs                                                                      4,357                 174,977
                                                                                                      3,414,843
MEDICAL-BIOMEDICAL/GENE (0.61%)
 Arqule /1/                                                                       9,906                  60,228
 Cambrex                                                                          8,950                 199,675
 CryoLife /1/                                                                     7,999                  65,752
 Enzo Biochem /1/                                                                11,111                 201,442
 Integra LifeSciences Holdings /1/                                                9,887                 372,542
 Regeneron Pharmaceutical /1/                                                    19,109                 137,585
 Savient Pharmaceuticals /1/                                                     20,722                  66,725
                                                                                                      1,103,949
MEDICAL-DRUGS (0.61%)
 Bradley Pharmaceuticals /1/                                                      5,429                  78,123
 Medicis Pharmaceutical                                                          18,754                 677,019
 Priority Healthcare /1/                                                         14,928                 344,240
                                                                                                      1,099,382
MEDICAL-GENERIC DRUGS (0.15%)
 Alpharma                                                                        18,062                 271,833
MEDICAL-HMO (0.92%)
 AMERIGROUP /1/                                                                  17,157                 705,324
 Centene /1/                                                                     14,071                 472,082
 Sierra Health Services /1/                                                       9,051                 497,172
                                                                                                      1,674,578
MEDICAL-HOSPITALS (0.44%)
 Curative Health Services /1/                                                     4,434                  21,727
 Province Healthcare /1/                                                         17,067                 386,397
                                                           Shares

                                                           Held                                        Value

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COMMON STOCKS (CONTINUED)
MEDICAL-HOSPITALS (CONTINUED)
                                                                                                   $
 United Surgical Partners International /1/                                       9,767                 384,722
                                                                                                        792,846
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.39%)
 Amedisys /1/                                                                     5,224                 157,242
 Amsurg /1/                                                                      10,030                 264,892
 Gentiva Health Services /1/                                                      8,235                 130,937
 Odyssey HealthCare /1/                                                          12,576                 146,259
                                                                                                        699,330
METAL PROCESSORS & FABRICATION (1.42%)
 Commercial Metals                                                               20,148                 582,277
 Kaydon                                                                           9,668                 299,998
 Mueller Industries                                                              12,459                 394,950
 Quanex                                                                           8,494                 447,804
 Timken                                                                          30,948                 797,220
 Wolverine Tube /1/                                                               5,108                  59,815
                                                                                                      2,582,064
METAL PRODUCTS-DISTRIBUTION (0.13%)
 A.M. Castle /1/                                                                  5,415                  72,994
 Lawson Products                                                                  3,203                 159,702
                                                                                                        232,696
METAL-ALUMINUM (0.15%)
 Century Aluminum /1/                                                            10,974                 273,472
METAL-IRON (0.27%)
 Cleveland-Cliffs                                                                 7,399                 484,486
MISCELLANEOUS INVESTING (3.21%)
 Capital Automotive                                                              14,730                 481,229
 Colonial Properties Trust                                                        9,388                 340,784
 Commercial Net Lease Realty                                                     17,817                 334,069
 CRT Properties                                                                  10,698                 245,626
 Entertainment Properties Trust                                                   8,708                 366,694
 Essex Property Trust                                                             7,867                 566,031
 Gables Residential Trust                                                        10,042                 336,005
 Glenborough Realty Trust                                                        10,950                 210,897
 Kilroy Realty                                                                    9,780                 382,203
 Lexington Corporate Properties Trust                                            16,616                 355,582
 New Century Financial                                                           18,711               1,120,602
 Parkway Properties                                                               4,468                 207,762
 Shurgard Storage Centers                                                        15,938                 651,864
 Sovran Self Storage                                                              5,410                 215,318
                                                                                                      5,814,666
MISCELLANEOUS MANUFACTURERS (0.33%)
 AptarGroup                                                                      12,257                 594,342
NETWORKING PRODUCTS (0.65%)
 Adaptec /1/                                                                     38,112                 228,672
 Aeroflex /1/                                                                    25,537                 245,666
 Anixter International                                                           12,775                 427,068
 Black Box                                                                        5,928                 275,830
                                                                                                      1,177,236
NON-FERROUS METALS (0.16%)
 Brush Engineered Materials /1/                                                   6,581                 113,522
 RTI International Metals /1/                                                     7,432                 181,341
                                                                                                        294,863
                                                           Shares

                                                           Held                                        Value

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COMMON STOCKS (CONTINUED)
NON-HAZARDOUS WASTE DISPOSAL (0.29%)
                                                                                                   $
 Waste Connections /1/                                                           16,445                 517,360
NON-HOTEL GAMBLING (0.39%)
 Argosy Gaming /1/                                                               10,110                 466,981
 Pinnacle Entertainment /1/                                                      13,645                 246,292
                                                                                                        713,273
OFFICE AUTOMATION & EQUIPMENT (0.26%)
 Global Imaging Systems /1/                                                       7,942                 284,244
 Imagistics International /1/                                                     5,593                 191,560
                                                                                                        475,804
OFFICE FURNISHINGS-ORIGINAL (0.09%)
 Interface /1/                                                                   17,846                 168,288
OFFICE SUPPLIES & FORMS (0.26%)
 John H. Harland                                                                  9,532                 346,965
 Standard Register                                                                9,785                 122,214
                                                                                                        469,179
OIL & GAS (0.21%)
 Spinnaker Exploration /1/                                                       11,627                 381,249
OIL & GAS DRILLING (0.17%)
 Atwood Oceanics /1/                                                              5,158                 314,638
OIL COMPANY-EXPLORATION & PRODUCTION (2.57%)
 Cabot Oil & Gas                                                                 11,342                 533,982
 Cimarex Energy /1/                                                              14,262                 516,998
 Patina Oil & Gas                                                                24,212                 888,096
 Petroleum Development /1/                                                        5,678                 218,603
 Remington Oil & Gas /1/                                                          9,513                 278,255
 St. Mary Land & Exploration                                                      9,815                 422,143
 Stone Energy /1/                                                                 9,144                 391,363
 Swift Energy /1/                                                                 9,608                 290,834
 Unit /1/                                                                        15,680                 572,947
 Vintage Petroleum                                                               22,541                 545,718
                                                                                                      4,658,939
OIL FIELD MACHINERY & EQUIPMENT (0.75%)
 Carbo Ceramics                                                                   5,476                 392,355
 Dril-Quip /1/                                                                    5,930                 170,488
 Hydril /1/                                                                       7,942                 397,100
 Lone Star Technologies /1/                                                       9,954                 406,024
                                                                                                      1,365,967
OIL REFINING & MARKETING (0.24%)
 Frontier Oil                                                                     9,240                 258,443
 WD-40                                                                            5,680                 184,145
                                                                                                        442,588
OIL-FIELD SERVICES (0.93%)
 Cal Dive International /1/                                                      13,157                 574,961
 Oceaneering International /1/                                                    8,789                 334,949
 Seacor Smit /1/                                                                  6,270                 351,057
 Tetra Technologies /1/                                                           7,677                 214,188
 W-H Energy Services /1/                                                          9,505                 214,813
                                                                                                      1,689,968
OPTICAL SUPPLIES (0.46%)
 Advanced Medical Optics /1/                                                     12,586                 537,296
                                                           Shares

                                                           Held                                        Value

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COMMON STOCKS (CONTINUED)
OPTICAL SUPPLIES (CONTINUED)
                                                                                                   $
 Sola International /1/                                                          11,045                 304,953
                                                                                                        842,249
PAPER & RELATED PRODUCTS (0.72%)
 Buckeye Technologies /1/                                                        12,800                 164,608
 Caraustar Industries /1/                                                         9,767                 131,854
 Chesapeake                                                                       6,687                 162,293
 Neenah Paper /1/                                                                 5,137                 163,819
 Pope & Talbot                                                                    5,567                  84,229
 Rock-Tenn                                                                       12,219                 169,478
 Schweitzer-Mauduit International                                                 5,085                 170,551
 Wausau-Mosinee Paper                                                            17,720                 262,610
                                                                                                      1,309,442
PHARMACY SERVICES (0.28%)
 Accredo Health /1/                                                              16,758                 499,053
PHYSICAL THERAPY & REHABILITATION CENTERS (0.08%)
 RehabCare Group /1/                                                              5,627                 152,042
PHYSICIAN PRACTICE MANAGEMENT (0.53%)
 American Healthways /1/                                                         11,304                 352,459
 OCA /1/                                                                         17,176                  95,155
 Pediatrix Medical Group /1/                                                      7,663                 511,812
                                                                                                        959,426
POULTRY (0.16%)
 Sanderson Farms                                                                  6,835                 298,758
POWER CONVERTER & SUPPLY EQUIPMENT (0.34%)
 Advanced Energy Industries /1/                                                  11,206                  80,123
 Artesyn Technologies /1/                                                        13,456                 136,982
 C&D Technologies                                                                 8,695                 132,077
 Magnetek /1/                                                                     9,780                  59,364
 Vicor                                                                           14,425                 201,229
                                                                                                        609,775
PRINTING-COMMERCIAL (0.21%)
 Bowne                                                                           12,284                 182,417
 Consolidated Graphics /1/                                                        4,677                 197,370
                                                                                                        379,787
PROPERTY & CASUALTY INSURANCE (1.43%)
 LandAmerica Financial Group                                                      6,096                 313,578
 Philadelphia Consolidated Holding /1/                                            7,624                 511,342
 ProAssurance /1/                                                                10,006                 382,729
 RLI                                                                              8,660                 376,364
 SCPIE Holdings                                                                   3,397                  34,140
 Selective Insurance Group                                                        9,520                 410,978
 Stewart Information Services                                                     6,205                 250,124
 Zenith National Insurance                                                        6,612                 312,549
                                                                                                      2,591,804
PUBLICLY TRADED INVESTMENT FUND (1.49%)
 iShares S&P SmallCap 600 Index Fund                                             16,956               2,697,191
PUBLISHING-BOOKS (0.06%)
 Thomas Nelson                                                                    5,051                 112,890
RECREATIONAL CENTERS (0.03%)
 Bally Total Fitness Holding /1/                                                 11,681                  46,374
                                                           Shares

                                                           Held                                        Value

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COMMON STOCKS (CONTINUED)
RECREATIONAL VEHICLES (0.64%)
                                                                                                   $
 Arctic Cat                                                                       6,986                 177,095
 Polaris Industries                                                              14,673                 990,428
                                                                                                      1,167,523
RECYCLING (0.09%)
 Aleris International /1/                                                         9,896                 166,055
RENTAL-AUTO & EQUIPMENT (0.20%)
 Aaron Rents                                                                     17,050                 362,142
RESEARCH & DEVELOPMENT (0.67%)
 PAREXEL International /1/                                                        8,910                 211,345
 Pharmaceutical Product Development /1/                                          19,381                 803,343
 SFBC International /1/                                                           5,062                 198,481
                                                                                                      1,213,169
RESPIRATORY PRODUCTS (0.71%)
 ResMed /1/                                                                      11,631                 596,670
 Respironics /1/                                                                 12,060                 698,274
                                                                                                      1,294,944
RETAIL-APPAREL & SHOE (1.90%)
 Brown Shoe                                                                       6,235                 180,566
 Burlington Coat Factory Warehouse                                               15,302                 394,945
 Cato                                                                             7,104                 215,962
 Childrens Place /1/                                                              9,228                 350,110
 Christopher & Banks                                                             12,249                 217,665
 Dress Barn /1/                                                                  10,215                 195,515
 Genesco /1/                                                                      7,557                 218,699
 Goody's Family Clothing                                                         11,240                 104,644
 Hot Topic /1/                                                                   15,930                 308,723
 Men's Wearhouse /1/                                                             12,277                 408,456
 Stage Stores /1/                                                                 6,105                 241,331
 Stein Mart /1/                                                                  14,566                 287,387
 Too /1/                                                                         11,834                 321,411
                                                                                                      3,445,414
RETAIL-AUTO PARTS (0.29%)
 PEP Boys-Manny, Moe & Jack                                                      19,604                 337,581
 TBC /1/                                                                          7,633                 194,947
                                                                                                        532,528
RETAIL-AUTOMOBILE (0.31%)
 Group 1 Automotive /1/                                                           7,922                 231,877
 Sonic Automotive                                                                14,184                 331,338
                                                                                                        563,215
RETAIL-BEDDING (0.36%)
 Linens 'N Things /1/                                                            15,487                 401,113
 Select Comfort /1/                                                              12,672                 247,991
                                                                                                        649,104
RETAIL-COMPUTER EQUIPMENT (0.53%)
 Electronics Boutique Holdings /1/                                                8,322                 292,019
 GameStop /1/                                                                    17,393                 337,424
 Insight Enterprises /1/                                                         16,695                 323,048
                                                                                                        952,491
RETAIL-CONVENIENCE STORE (0.17%)
 Casey's General Stores                                                          17,161                 302,377
RETAIL-DISCOUNT (0.22%)
 Fred's                                                                          13,470                 221,851
                                                           Shares

                                                           Held                                        Value

-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DISCOUNT (CONTINUED)
                                                                                                   $
 ShopKo Stores /1/                                                               10,094                 181,995
                                                                                                        403,846
RETAIL-DRUG STORE (0.19%)
 Longs Drug Stores                                                               12,922                 339,332
RETAIL-FABRIC STORE (0.15%)
 Hancock Fabrics                                                                  6,488                  58,262
 Jo-Ann Stores /1/                                                                7,749                 212,400
                                                                                                        270,662
RETAIL-GARDENING PRODUCTS (0.26%)
 Tractor Supply /1/                                                              13,126                 469,911
RETAIL-HOME FURNISHINGS (0.18%)
 Cost Plus /1/                                                                    7,486                 196,358
 Haverty Furniture                                                                7,751                 138,743
                                                                                                        335,101
RETAIL-JEWELRY (0.26%)
 Zale /1/                                                                        17,772                 472,024
RETAIL-MAIL ORDER (0.06%)
 J. Jill Group /1/                                                                6,891                  99,644
RETAIL-MUSIC STORE (0.27%)
 Guitar Center /1/                                                                8,680                 496,930
RETAIL-OFFICE SUPPLIES (0.17%)
 School Specialty /1/                                                             7,786                 302,798
RETAIL-PAWN SHOPS (0.15%)
 Cash America International                                                       9,812                 280,623
RETAIL-RESTAURANTS (2.62%)
 CEC Entertainment /1/                                                           12,458                 487,606
 IHOP                                                                             6,835                 294,794
 Jack in the Box /1/                                                             12,620                 436,400
 Landry's Seafood Restaurants                                                     9,076                 255,943
 Lone Star Steakhouse & Saloon                                                    6,987                 192,142
 O'Charley's /1/                                                                  7,326                 135,055
 P.F. Chang's China Bistro /1/                                                    8,858                 492,416
 Panera Bread /1/                                                                10,384                 529,584
 Papa John's International /1/                                                    5,739                 184,624
 RARE Hospitality International /1/                                              11,668                 367,542
 Ryan's Restaurant Group /1/                                                     14,298                 196,454
 Sonic /1/                                                                       20,620                 656,541
 Steak N Shake /1/                                                                9,468                 186,614
 Triarc                                                                          22,100                 325,975
                                                                                                      4,741,690
RETAIL-SPORTING GOODS (0.11%)
 Hibbett Sporting Goods /1/                                                       8,036                 207,329
RETAIL-VIDEO RENTAL (0.12%)
 Movie Gallery                                                                   10,652                 223,159
RETIREMENT & AGED CARE (0.18%)
 Sunrise Assisted Living /1/                                                      6,969                 319,389
SAVINGS & LOANS-THRIFTS (2.19%)
 Anchor BanCorp Wisconsin                                                         7,865                 212,355
 BankAtlantic Bancorp                                                            20,527                 394,529
                                                           Shares

                                                           Held                                        Value

-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (CONTINUED)
                                                                                                   $
 BankUnited Financial /1/                                                        10,287                 300,175
 Brookline Bancorp.                                                              20,276                 324,213
 Commercial Federal                                                              13,492                 378,855
 Dime Community Bancshares                                                       12,782                 210,264
 Downey Financial                                                                 9,548                 609,162
 FirstFed Financial /1/                                                           5,636                 299,835
 Flagstar Bancorp.                                                               21,030                 442,051
 MAF Bancorp                                                                     11,505                 508,061
 Sterling Financial /1/                                                           7,816                 293,100
                                                                                                      3,972,600
SEISMIC DATA COLLECTION (0.25%)
 Input/Output /1/                                                                26,563                 167,347
 Veritas DGC /1/                                                                 11,457                 286,310
                                                                                                        453,657
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.32%)
 Exar /1/                                                                        14,273                 205,103
 Pericom Semiconductor /1/                                                        9,100                  76,349
 Power Integrations /1/                                                          10,637                 194,657
 Standard Microsystems /1/                                                        6,328                 100,299
                                                                                                        576,408
SEMICONDUCTOR EQUIPMENT (1.25%)
 ATMI /1/                                                                        10,765                 244,688
 Axcelis Technologies /1/                                                        34,270                 255,997
 Brooks Automation /1/                                                           15,276                 233,570
 Cohu                                                                             7,386                 124,602
 Dupont Photomasks /1/                                                            6,360                 168,985
 Helix Technology                                                                 8,952                 131,326
 Kulicke & Soffa Industries /1/                                                  17,503                 116,745
 Photronics /1/                                                                  11,197                 167,955
 Rudolph Technologies /1/                                                         5,762                  90,752
 Ultratech /1/                                                                    8,159                 120,835
 Varian Semiconductor Equipment Associates /1/                                   12,475                 427,643
 Veeco Instruments /1/                                                           10,192                 178,258
                                                                                                      2,261,356
SOFTWARE TOOLS (0.17%)
 Altiris /1/                                                                      9,233                 300,165
STEEL PIPE & TUBE (0.59%)
 Maverick Tube /1/                                                               14,620                 497,957
 Shaw Group /1/                                                                  21,961                 369,165
 Valmont Industries                                                               8,200                 198,686
                                                                                                      1,065,808
STEEL PRODUCERS (0.65%)
 Carpenter Technology                                                             8,212                 503,067
 Reliance Steel & Aluminum                                                       11,182                 429,053
 Ryerson Tull                                                                     8,576                 113,804
 Steel Technologies                                                               4,378                 128,538
                                                                                                      1,174,462
STEEL-SPECIALTY (0.04%)
 Material Sciences /1/                                                            4,939                  75,122
STORAGE & WAREHOUSING (0.09%)
 Mobile Mini /1/                                                                  5,005                 171,221
                                                           Shares

                                                           Held                                        Value

-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SUPERCONDUCTOR PRODUCTION & SYSTEMS (0.12%)
                                                                                                   $
 Intermagnetics General /1/                                                       8,746                 221,186
TELECOMMUNICATION EQUIPMENT (0.21%)
 Applied Signal Technology                                                        3,835                 113,017
 Network Equipment Technologies /1/                                               8,393                  65,885
 Symmetricom /1/                                                                 15,533                 151,136
 Tollgrade Communications /1/                                                     4,510                  46,363
                                                                                                        376,401
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.23%)
 C-COR.net /1/                                                                   16,321                 130,078
 Harmonic /1/                                                                    24,772                 282,401
                                                                                                        412,479
TELECOMMUNICATION SERVICES (0.23%)
 Commonwealth Telephone Enterprises /1/                                           7,188                 343,874
 Intrado /1/                                                                      5,966                  80,183
                                                                                                        424,057
TELEPHONE-INTEGRATED (0.11%)
 General Communication /1/                                                       19,909                 198,692
THERAPEUTICS (0.49%)
 Connetics /1/                                                                   12,211                 298,192
 MGI Pharma /1/                                                                  24,314                 551,685
 Theragenics /1/                                                                 10,276                  41,001
                                                                                                        890,878
TOBACCO (0.06%)
 DIMON                                                                           15,476                 101,987
TOYS (0.11%)
 Jakks Pacific /1/                                                                8,992                 196,205
TRANSPORT-AIR FREIGHT (0.29%)
 EGL /1/                                                                         17,583                 531,534
TRANSPORT-MARINE (0.21%)
 Kirby /1/                                                                        8,505                 374,560
TRANSPORT-RAIL (0.21%)
 Kansas City Southern Industries /1/                                             21,503                 375,442
TRANSPORT-SERVICES (0.14%)
 Offshore Logistics /1/                                                           7,978                 254,578
TRANSPORT-TRUCK (2.02%)
 Arkansas Best                                                                    8,620                 346,265
 Forward Air /1/                                                                  7,366                 313,902
 Heartland Express                                                               25,713                 546,144
 Knight Transportation                                                           19,375                 476,625
 Landstar System /1/                                                             20,786                 722,937
 USF                                                                              9,589                 316,054
 Yellow Roadway /1/                                                              16,656                 943,063
                                                                                                      3,664,990
VITAMINS & NUTRITION PRODUCTS (0.40%)
 Natures Sunshine Products                                                        5,276                 105,784
 NBTY /1/                                                                        22,931                 627,851
                                                                                                        733,635
WATER (0.08%)
 American States Water                                                            5,721                 148,460
                                                           Shares

                                                           Held                                        Value

-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WATER TREATMENT SYSTEMS (0.19%)
                                                                                                   $
 Ionics /1/                                                                       7,805                 342,327
WEB PORTALS (0.09%)
 FindWhat.com /1/                                                                10,379                 165,026
WIRE & CABLE PRODUCTS (0.18%)
 Belden CDT                                                                      16,074                 326,463
WIRELESS EQUIPMENT (0.18%)
 Audiovox /1/                                                                     7,902                 129,593
 Viasat /1/                                                                       9,177                 204,280
                                                                                                        333,873
X-RAY EQUIPMENT (0.14%)
 Hologic /1/                                                                      7,031                 251,007
                                                                   TOTAL COMMON STOCKS              179,721,171

                                                           Principal

                                                           Amount                                      Value

-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.42%)
FINANCE-MORTGAGE LOAN/BANKER (3.42%)
 Investment in Joint Trading Account;
 Federal Home Loan Bank
                                                                      $6,203,373                   $
  2.30%; 02/01/05                                                                                     6,203,373
                                                                TOTAL COMMERCIAL PAPER                6,203,373
                                                                                                   ------------

                                                 TOTAL PORTFOLIO INVESTMENTS (102.57%)              185,924,544
LIABILITIES, NET OF CASH AND RECEIVABLES (-2.57%)                                                    (4,664,274)
                                                            TOTAL NET ASSETS (100.00%)             $181,260,270
                                                                                                   ---------------



/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 35,333,053
Unrealized Depreciation                        (7,262,884)
                                             ------------
Net Unrealized Appreciation (Depreciation)     28,070,169
Cost for federal income tax purposes         $157,854,375

                            SCHEDULE OF INVESTMENTS
                              SMALLCAP VALUE FUND

                          JANUARY 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (95.31%)
AEROSPACE & DEFENSE EQUIPMENT (1.41%)
                                                                              $
 Moog /1/                                                   10,870                472,736
 Orbital Sciences /1/                                       55,960                568,554
                                                                                1,041,290
APPAREL MANUFACTURERS (0.57%)
 Guess? /1/                                                 29,630                420,746
APPLICATIONS SOFTWARE (0.71%)
 MRO Software /1/                                           40,870                523,545
AUTO-MEDIUM & HEAVY DUTY TRUCKS (1.05%)
 Oshkosh Truck                                              10,550                774,264
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.05%)
 Keystone Automotive Industries /1/                         18,270                401,940
 Modine Manufacturing                                       11,770                371,108
                                                                                  773,048
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.49%)
 ElkCorp                                                     8,890                359,867
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.82%)
 Eagle Materials                                             7,550                602,188
BUILDING-HEAVY CONSTRUCTION (0.64%)
 InfraSource Services /1/                                   39,040                472,384
BUILDING-RESIDENTIAL & COMMERCIAL (0.94%)
 Standard-Pacific                                            3,410                226,867
 WCI Communities /1/                                        14,710                468,661
                                                                                  695,528
CHEMICALS-DIVERSIFIED (0.96%)
 FMC /1/                                                    14,970                706,434
CHEMICALS-SPECIALTY (2.27%)
 Albemarle                                                  10,980                385,508
 Arch Chemicals                                             14,820                408,143
 Cabot                                                      11,150                390,250
 Cytec Industries                                            9,640                491,640
                                                                                1,675,541
CIRCUIT BOARDS (0.51%)
 Benchmark Electronics /1/                                  11,750                375,648
COAL (0.48%)
 Foundation Coal Holdings /1/                               16,125                353,944
COMMERCIAL BANKS (10.06%)
 Capital Corp of the West                                   11,131                502,565
 City Holding                                                9,244                304,359
 Columbia Banking Systems                                   34,697                817,114
 Community Trust Bancorp                                    22,026                679,304
 Hancock Holding                                            27,470                887,830
 IBERIABANK                                                  7,810                473,520
 International Bancshares                                   18,313                701,205
 MB Financial                                               11,712                464,849
 Oriental Financial Group                                   22,610                637,602
 Pacific Capital Bancorp.                                   26,921                825,936
 Signature Bank /1/                                         13,829                420,817
 Southwest Bancorp.                                         14,497                319,079
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                              $
 Vineyard National Bancorp.                                 12,740                392,265
                                                                                7,426,445
COMMERCIAL SERVICE-FINANCE (0.94%)
 NCO Group /1/                                              30,480                694,334
COMPUTER SERVICES (0.58%)
 Perot Systems /1/                                          29,040                428,340
COMPUTERS-INTEGRATED SYSTEMS (0.79%)
 RadiSys /1/                                                33,407                582,952
COMPUTERS-MEMORY DEVICES (0.57%)
 Overland Storage /1/                                       28,440                418,637
CONTAINERS-METAL & GLASS (1.05%)
 Greif Brothers                                              6,610                382,983
 Silgan Holdings                                             6,530                390,168
                                                                                  773,151
COSMETICS & TOILETRIES (0.62%)
 Elizabeth Arden /1/                                        19,450                460,382
DISTRIBUTION-WHOLESALE (1.56%)
 United Stationers /1/                                      12,270                532,641
 Watsco                                                     17,810                616,404
                                                                                1,149,045
DIVERSIFIED MANUFACTURING OPERATIONS (1.81%)
 Acuity Brands                                              16,080                441,718
 Griffon /1/                                                14,938                402,280
 Jacuzzi Brands /1/                                         48,770                492,577
                                                                                1,336,575
ELECTRIC-INTEGRATED (3.15%)
 Idacorp                                                    16,020                485,246
 PNM Resources                                              12,560                316,889
 Sierra Pacific Resources /1/                               34,750                341,940
 Westar Energy                                              35,750                832,975
 WPS Resources                                               6,840                349,524
                                                                                2,326,574
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.76%)
 DSP Group /1/                                              22,670                562,443
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.39%)
 OmniVision Technologies /1/                                17,610                285,810
ELECTRONICS-MILITARY (0.43%)
 Engineered Support Systems                                  5,420                314,414
FINANCE-AUTO LOANS (1.39%)
 WFS Financial /1/                                          20,530              1,025,473
FINANCE-CREDIT CARD (0.49%)
 Advanta                                                    15,950                363,022
FINANCE-OTHER SERVICES (0.48%)
 Asset Acceptance Capital /1/                               17,276                353,812
FOOD-MISCELLANEOUS/DIVERSIFIED (0.51%)
 Ralcorp Holdings /1/                                        8,500                374,000
GAS-DISTRIBUTION (3.69%)
 AGL Resources                                              10,800                374,220
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GAS-DISTRIBUTION (CONTINUED)
                                                                              $
 Atmos Energy                                               26,340                729,618
 Energen                                                    17,090              1,002,158
 UGI                                                        14,790                616,299
                                                                                2,722,295
HOTELS & MOTELS (0.50%)
 LaSalle Hotel Properties                                   12,060                365,900
HUMAN RESOURCES (2.58%)
 Administaff /1/                                            33,115                483,148
 Heidrick & Struggles /1/                                   17,410                575,401
 Labor Ready /1/                                            53,410                846,014
                                                                                1,904,563
IDENTIFICATION SYSTEM-DEVELOPMENT (0.71%)
 Metrologic Instruments /1/                                 25,590                524,467
INTERNET APPLICATION SOFTWARE (0.55%)
 Verity /1/                                                 33,800                407,966
LIFE & HEALTH INSURANCE (1.33%)
 Scottish Annuity & Life Holdings                           30,616                706,311
 Stancorp Financial Group                                    3,286                279,310
                                                                                  985,621
MACHINERY TOOLS & RELATED PRODUCTS (1.83%)
 Kennametal                                                 16,130                789,402
 Lincoln Electric Holdings                                  17,460                561,339
                                                                                1,350,741
MACHINERY-GENERAL INDUSTRY (0.76%)
 Gardner Denver /1/                                         14,902                564,190
MEDICAL INSTRUMENTS (1.05%)
 Conmed /1/                                                 15,880                461,314
 dj Orthopedics /1/                                         12,913                311,849
                                                                                  773,163
MEDICAL PRODUCTS (0.35%)
 VNUS Medical Technologies /1/                              18,535                255,783
MEDICAL-BIOMEDICAL/GENE (0.68%)
 Lexicon Genetics /1/                                       74,560                499,552
MEDICAL-HMO (0.57%)
 AMERIGROUP /1/                                             10,200                419,322
MEDICAL-HOSPITALS (1.09%)
 LifePoint Hospitals /1/                                    11,520                435,456
 United Surgical Partners International /1/                  9,337                367,784
                                                                                  803,240
MEDICAL-NURSING HOMES (0.74%)
 Kindred Healthcare /1/                                     19,830                543,144
METAL PROCESSORS & FABRICATION (1.49%)
 Commercial Metals                                           9,250                267,325
 Metals USA /1/                                             29,440                526,681
 Worthington Industries                                     14,910                305,357
                                                                                1,099,363
METAL-ALUMINUM (0.81%)
 Century Aluminum /1/                                       23,930                596,336
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (9.24%)
                                                                              $
 Arbor Realty Trust                                         33,920                807,296
 Brandywine Realty Trust                                    23,820                659,814
 CBL & Associates Properties                                11,938                821,096
 CRT Properties                                             29,110                668,366
 Education Realty Trust /1/                                 11,539                193,740
 Entertainment Properties Trust                             13,283                559,347
 Gramercy Capital                                           42,190                904,975
 Healthcare Realty Trust                                    20,313                740,815
 Newcastle Investment                                       17,976                543,594
 Prentiss Properties Trust                                  11,590                415,270
 Spirit Finance /1/                                         11,466                136,445
 Ventas                                                     14,480                370,688
                                                                                6,821,446
MULTIMEDIA (0.51%)
 Journal Communications                                     22,080                378,672
OFFICE AUTOMATION & EQUIPMENT (0.66%)
 Global Imaging Systems /1/                                 13,643                488,283
OFFICE SUPPLIES & FORMS (0.44%)
 Ennis                                                      18,830                322,558
OIL COMPANY-EXPLORATION & PRODUCTION (2.58%)
 Denbury Resources /1/                                      12,510                365,292
 Encore Acquisition /1/                                      8,540                318,542
 Energy Partners /1/                                        16,930                371,613
 Plains Exploration & Production /1/                        19,470                560,347
 Warren Resources /1/                                       32,695                287,062
                                                                                1,902,856
OIL REFINING & MARKETING (0.65%)
 Frontier Oil                                               17,280                483,322
OIL-FIELD SERVICES (0.65%)
 Hornbeck Offshore Services /1/                             22,270                483,259
PHYSICIAN PRACTICE MANAGEMENT (1.32%)
 Matria Healthcare /1/                                      10,170                466,498
 Pediatrix Medical Group /1/                                 7,660                511,611
                                                                                  978,109
PRIVATE CORRECTIONS (0.68%)
 GEO Group /1/                                              16,670                499,267
PROPERTY & CASUALTY INSURANCE (2.60%)
 Arch Capital Group /1/                                     18,810                690,891
 EMC Insurance Group                                        22,070                441,400
 Infinity Property & Casualty                               13,110                429,353
 United America Indemnity /1/                               19,732                355,177
                                                                                1,916,821
RECYCLING (0.74%)
 Metal Management /1/                                       20,330                547,690
REINSURANCE (1.12%)
 Max Re Capital                                             38,680                827,752
RESEARCH & DEVELOPMENT (0.59%)
 PRA International /1/                                      17,944                434,424
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RESORTS & THEME PARKS (0.63%)
                                                                              $
 Vail Resorts /1/                                           19,480                466,936
RESPIRATORY PRODUCTS (0.49%)
 Respironics /1/                                             6,231                360,775
RETAIL-APPAREL & SHOE (2.62%)
 Charming Shoppes /1/                                       36,320                301,456
 Dress Barn /1/                                             24,490                468,739
 Men's Wearhouse /1/                                         9,413                313,170
 New York & Co. /1/                                         21,640                378,700
 Stage Stores /1/                                           12,010                474,755
                                                                                1,936,820
RETAIL-COMPUTER EQUIPMENT (1.04%)
 Electronics Boutique Holdings /1/                           9,848                345,566
 Insight Enterprises /1/                                    21,950                424,733
                                                                                  770,299
RETAIL-LEISURE PRODUCTS (0.39%)
 MarineMax /1/                                               9,241                290,722
RETAIL-RESTAURANTS (1.83%)
 Checkers Drive-In Restaurant /1/                           23,910                340,717
 Dave & Buster's /1/                                        18,110                339,925
 McCormick & Schmick's Seafood
  Restaurants /1/                                           24,508                358,062
 O'Charley's /1/                                            16,773                309,210
                                                                                1,347,914
RETAIL-SPORTING GOODS (0.82%)
 Big 5 Sporting Goods                                       10,284                281,576
 Sports Authority /1/                                       12,910                327,527
                                                                                  609,103
SAVINGS & LOANS-THRIFTS (2.28%)
 Fidelity Bankshares                                         4,871                131,006
 Flushing Financial                                         19,008                344,045
 Sterling Financial /1/                                     21,007                787,762
 WSFS Financial                                              7,420                424,201
                                                                                1,687,014
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.47%)
 SigmaTel /1/                                                8,830                347,990
SEMICONDUCTOR EQUIPMENT (0.47%)
 Varian Semiconductor Equipment
  Associates /1/                                            10,160                348,285
STEEL PIPE & TUBE (0.71%)
 NS Group /1/                                               17,355                524,468
TELECOMMUNICATION EQUIPMENT (1.31%)
 Applied Signal Technology                                  15,180                447,355
 Comtech Telecommunications /1/                             15,840                520,185
                                                                                  967,540
TELECOMMUNICATION SERVICES (0.95%)
 Iowa Telecommunications Services                           18,441                373,430
 Lightbridge /1/                                            54,727                326,173
                                                                                  699,603
THERAPEUTICS (0.97%)
 Eyetech Pharmaceuticals /1/                                 7,815                288,061
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
THERAPEUTICS (CONTINUED)
                                                                              $
 NeoPharm /1/                                               21,560                236,513
 Tanox /1/                                                  16,060                190,632
                                                                                  715,206
TRANSPORT-MARINE (0.36%)
 OMI                                                        15,220                266,350
TRANSPORT-SERVICES (0.55%)
 HUB Group /1/                                               7,530                410,084
TRANSPORT-TRUCK (0.61%)
 SCS Transportation /1/                                     19,309                452,217
WIRE & CABLE PRODUCTS (0.82%)
 Encore Wire /1/                                            48,250                603,125
                                              TOTAL COMMON STOCKS              70,354,392

                                              Principal

                                              Amount                             Value

------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.56%)
FINANCE-MORTGAGE LOAN/BANKER (3.56%)
 Investment in Joint Trading Account;
 Federal Home Loan Bank
                                                         $2,632,760           $
  2.30%; 02/01/05                                                               2,632,760
                                           TOTAL COMMERCIAL PAPER               2,632,760
                                                                              -----------

                             TOTAL PORTFOLIO INVESTMENTS (98.87%)              72,987,152
CASH AND RECEIVABLES, NET OF LIABILITIES (1.13%)                                  830,594
                                       TOTAL NET ASSETS (100.00%)             $73,817,746
                                                                              -------------



/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 6,473,458
Unrealized Depreciation                       (1,275,356)
                                             -----------
Net Unrealized Appreciation (Depreciation)     5,198,102
Cost for federal income tax purposes         $67,789,050


The Fund's schedules of investments as of January 31, 2005 have not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.



ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Investors Fund, Inc.
                     -----------------------------------------------------------



By           /s/ Ralph C. Eucher
============ -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
             -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



By           /s/ Jill R. Brown
============ -------------------------------------------------------------------

         Jill R. Brown, Vice President and Chief Financial Officer

Date         3/18/2005
             ---------------------------